As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 333-79327

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST EFFECTIVE AMENDMENT NO. 10                       [X]



                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                          NATIONWIDE VARIABLE ACCOUNT-9
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)





================================================================================

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Statement of Additional Information, the Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate box):

[  ]   immediately upon filing to paragraph (b) of Rule 485


[X]    on December 12, 2003 pursuant to paragraph (b) of Rule 485


[   ]  60 days after filing pursuant to paragraph (a) of Rule 485

[   ]  on (date) pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                                    CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page....................................................................................................Cover Page
Item 2.    Definitions....................................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights.........................................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information..........................................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies .............................................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses..................................................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts..........................................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period..........................................................................................Annuity Payments
Item 9.    Death Benefit and Distributions...........................................................................Death Benefits
Item 10.   Purchases and Contract Value...................................................................Operation of the Contract
Item 11.   Redemptions....................................................................................Withdrawals (Redemptions)
Item 12.   Taxes  .......................................................................................Federal Tax Considerations
Item 13.   Legal Proceedings......................................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information............................................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page....................................................................................................Cover Page
Item 16.   Table of Contents......................................................................................Table of Contents
Item 17.   General Information and History..........................................................General Information and History
Item 18.   Services........................................................................................................Services
Item 19.   Purchase of Securities Being Offered................................................Purchase of Securities Being Offered
Item 20.   Underwriters................................................................................................Underwriters
Item 21.   Calculation of Performance Information.......................................................Calculations of Performance
Item 22.   Annuity Payments........................................................................................Annuity Payments
Item 23.   Financial Statements................................................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits................................................................................Item 24
Item 25.   Directors and Officers of the Depositor..........................................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant.................................................................................Item 26
Item 27.   Number of Contract Owners........................................................................................Item 27
Item 28.   Indemnification..................................................................................................Item 28
Item 29.   Principal Underwriter............................................................................................Item 29
Item 30.   Location of Accounts and Records.................................................................................Item 30
Item 31.   Management Services..............................................................................................Item 31
Item 32.   Undertakings.....................................................................................................Item 32

                      SUPPLEMENT DATED DECEMBER 12, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

                  INDIVIDUAL SINGLE PREMIUM IMMEDIATE FIXED AND

                      VARIABLE ANNUITY CONTRACTS ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. For contracts for which good order applications are (or were) received prior to November 3, 2003, the following investment options are no longer available to receive transfers or new purchase payments effective March 1, 2004:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
o    Large Cap Value Portfolio (formerly, Value Portfolio)

DREYFUS
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP High Income Portfolio: Service Class*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
o Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
o    Gartmore GVIT Nationwide Leaders Fund: Class I
o Gartmore GVIT Worldwide Leaders Fund: Class I (formerly, Nationwide(R)Global 50 Fund)
o J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT Balanced Fund)
o Nationwide(R)GVIT Strategic Value Fund: Class I (formerly, Nationwide(R)Strategic Value Fund)
o    Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus
     Fund)

JANUS ASPEN SERIES
o    Global Technology Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

VAN KAMPEN
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
o    Mid Cap Growth Portfolio: Class I

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund
o    Worldwide Hard Assets Fund

*This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

2. Effective March 1, 2004, the list of investment options available for ALL contracts is as follows:

AIM VARIABLE INSURANCE FUNDS, INC.
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Capital Development Fund: Series II Shares


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Growth and Income Portfolio: Class B
o    AllianceBernstein Small Cap Value Portfolio: Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP International Fund: Class I
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
o    Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service
     Shares

FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
o    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R) Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Franklin Rising Dividends Securities Fund: Class 2
o    Franklin Small Cap Value Securities Fund: Class 2
o    Templeton Foreign Securities Fund: Class 2

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Comstock GVIT Value Fund: Class I
o    Dreyfus GVIT International Value Fund: Class II
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Federated GVIT High Income Bond Fund: Class I*
o    Gartmore GVIT Emerging Markets Fund: Class I
o    Gartmore GVIT Global Financial Services Fund: Class I
o    Gartmore GVIT Global Health Sciences Fund: Class I
o    Gartmore GVIT Global Technology and Communications Fund: Class I
o    Gartmore GVIT Global Utilities Fund: Class I
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R)Fund: Class I
o    Gartmore GVIT U.S. Growth Leaders Fund: Class I
o    GVIT Small Cap Growth Fund: Class I
o    GVIT Small Cap Value Fund: Class I
o    GVIT Small Company Fund: Class I
o    Van Kampen GVIT Multi Sector Bond Fund: Class I*

JANUS ASPEN SERIES
o    Balanced Portfolio: Service Shares
o    Capital Appreciation Portfolio: Service Shares
o    International Growth Portfolio: Service Shares
o    Risk-Managed Large Cap Core Portfolio: Service Shares

MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Value Series: Service Class

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Fasciano Portfolio: Class S
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Mid Cap Growth Portfolio: Class I
o    AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Global Securities Fund/VA: Initial Class
o    Oppenheimer High Income Fund/VA: Service Class*
o    Oppenheimer Main Street(R) Fund/VA: Initial Class
o    Oppenheimer Main Street(R) Small Cap Fund/VA: Service Class

PUTNAM VARIABLE TRUST
o    Putnam VT Growth & Income Fund: Class IB
o    Putnam VT International Equity Fund: Class IB
o    Putnam VT Voyager Fund: Class IB

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Core Plus Fixed Income Portfolio: Class II
o    Emerging Markets Debt Portfolio: Class I
o    U.S. Real Estate Portfolio: Class I

*These investment options may invest in lower quality debt securities commonly referred to as junk bonds.

3. For ALL contracts, the Investment Option Annual Expenses table is amended as follows:


INVESTMENT OPTION ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the investment options periodically during the life of the contract. More detail concerning each investment option's fees and expenses is contained in the prospectus for each investment option.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Investment Option Operating Expenses                                        Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from investment option assets, including management           0.27%                  6.33%
fees, distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------- ---------------------- ----------------------


4. Effective March 1, 2004, "Appendix A: Investment Options" is replaced with the following:


APPENDIX A: INVESTMENT OPTIONS

The investment options listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Investment Option Annual Operating Expenses are expenses that are deducted from investment option assets, including management fees, distribution (12b-1) fees, and other expenses.

  Please refer to the prospectus for each investment option for more detailed information.

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. BASIC VALUE FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.41%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.10%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.39%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS B
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS B
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.70%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.45%. These reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.35%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.27%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.27%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.05%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.38%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.13%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          6.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.15%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.64%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.52%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.04%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.03%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.04%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.01%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.15%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.13%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.26%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.71%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment option operates under an expense cap of 1.71%. The expense cap is guaranteed to remain in effect until April 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.40%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment option operates under an expense cap of 1.40%. The expense cap is guaranteed to remain in effect until April 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.30%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment option operates under an expense cap of 1.30%. The expense cap is guaranteed to remain in effect until April 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.38%. The expense cap is guaranteed to remain in effect until April 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.24%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.20%. The expense cap is guaranteed to remain in effect until April 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.30%. The reimbursements and waivers are guaranteed to remain in effect until April 30, 2004.

                                                      [CONTINUED ON NEXT PAGE]

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, growth of capital.  The Fund invests in a target
CONSERVATIVE FUND                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE FUND                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------

*The investment options operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until April 30, 2004. The Investor Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS I
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment option operates under an expense cap of 1.18%. The expense cap is guaranteed to remain in effect until April 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment option operates under an expense cap of 1.18%. The expense cap is guaranteed to remain in effect until April 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation and J. P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.16%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS I
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.05%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment option operates under an expense cap of 1.05%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - RISK-MANAGED LARGE CAP CORE PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC; sub-adviser, Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.34%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          3.19%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.15%. A reimbursement of
0.15% is guaranteed to remain in effect until January 1, 2005; the remainder of the waivers and reimbursements may be discontinued at any time.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.90%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2006.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.91%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.68%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.66%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.21%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.19%. The investment adviser may discontinue the reimbursements and waivers at any time.

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.24%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.38%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.09%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.98%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 0.95%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.22%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.28%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.05%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.12%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.36%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, excluding interest expense, total investment option annual operating expenses are 1.30%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND
This investment option is no longer available to receive transfers or new purchase payments effective March 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, excluding interest expense, total investment option annual operating expenses are 1.20%. The investment adviser may discontinue the reimbursements and waivers at any time.

                      SUPPLEMENT DATED NOVEMBER 3, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

                  INDIVIDUAL SINGLE PREMIUM IMMEDIATE FIXED AND

                      VARIABLE ANNUITY CONTRACTS ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. For contracts for which good order applications are (or were) received prior to November 3, 2003, the investment options available under the contract are those listed in the May 1, 2003 prospectus (as amended October 1, 2003).

     For contracts for which good order applications are (or were) received on or after November 3, 2003, the investment options available under the contract are as follows:

AIM VARIABLE INSURANCE FUNDS, INC.
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Capital Development Fund: Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Growth and Income Portfolio: Class B
o    AllianceBernstein Small Cap Value Portfolio: Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP International Fund: Class I
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
o    Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service
     Shares

FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
o    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R)Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Franklin Rising Dividends Securities Fund: Class 2
o    Franklin Small Cap Value Securities Fund: Class 2
o    Templeton Foreign Securities Fund: Class 2

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Comstock GVIT Value Fund: Class I
o    Dreyfus GVIT International Value Fund: Class II
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Federated GVIT High Income Bond Fund: Class I*
o    Gartmore GVIT Emerging Markets Fund: Class I
o    Gartmore GVIT Global Financial Services Fund: Class I
o    Gartmore GVIT Global Health Sciences Fund: Class I
o    Gartmore GVIT Global Technology and Communications Fund: Class I
o    Gartmore GVIT Global Utilities Fund: Class I
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R)Fund: Class I
o    Gartmore GVIT U.S. Growth Leaders Fund: Class I
o    GVIT Small Cap Growth Fund: Class I
o    GVIT Small Cap Value Fund: Class I
o    GVIT Small Company Fund: Class I

o    Van Kampen GVIT Multi Sector Bond Fund: Class I*

JANUS ASPEN SERIES
o    Balanced Portfolio: Service Shares
o    Capital Appreciation Portfolio: Service Shares
o    International Growth Portfolio: Service Shares
o    Risk-Managed Large Cap Core Portfolio: Service Shares

MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Value Series: Service Class

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Fasciano Portfolio: Class S
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Mid Cap Growth Portfolio: Class I
o    AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Global Securities Fund/VA: Initial Class
o    Oppenheimer High Income Fund/VA: Service Class*
o    Oppenheimer Main Street(R) Fund/VA: Initial Class
o    Oppenheimer Main Street(R) Small Cap Fund/VA: Service Class

PUTNAM VARIABLE TRUST
o    Putnam VT Growth & Income Fund: Class IB
o    Putnam VT International Equity Fund: Class IB
o    Putnam VT Voyager Fund: Class IB

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Core Plus Fixed Income Portfolio: Class II
o    Emerging Markets Debt Portfolio: Class I
o    U.S. Real Estate Portfolio: Class I

*These investment options may invest in lower quality debt securities commonly referred to as junk bonds.

2. For contracts for which good order applications are (or were) received on or after November 3, 2003, the Investment Option Annual Expenses table reads as follows:

INVESTMENT OPTION ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the investment options periodically during the life of the contract. More detail concerning each investment option's fees and expenses is contained in the prospectus for each investment option.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Investment Option Operating Expenses                                        Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from investment option assets, including management           0.27%                  6.33%
fees, distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------- ---------------------- ----------------------

3.   "Appendix A: Investment Options" is amended as follows:

The following investment options are available for contracts for which good order applications are (or were) received on or after November 3, 2003:

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. BASIC VALUE FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.41%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.10%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.39%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS B
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS B
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.70%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.45%. These reimbursements and waivers are guaranteed to remain in effect until December 31,
2003.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.27%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.05%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.38%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.13%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          6.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.15%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.64%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.52%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.04%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.03%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.04%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.01%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.15%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.13%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.26%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.71%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment option operates under an expense cap of 1.71%. The expense cap is guaranteed to remain in effect until April 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.40%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment option operates under an expense cap of 1.40%. The expense cap is guaranteed to remain in effect until April 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.30%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment option operates under an expense cap of 1.30%. The expense cap is guaranteed to remain in effect until April 30, 2004.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.38%. The expense cap is guaranteed to remain in effect until April 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.24%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.20%. The expense cap is guaranteed to remain in effect until April 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, growth of capital.  The Fund invests in a target
CONSERVATIVE FUND                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE FUND                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------

*The investment options operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until April 30, 2004. The Investor Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment option operates under an expense cap of 1.18%. The expense cap is guaranteed to remain in effect until April 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation and J. P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - RISK-MANAGED LARGE CAP CORE PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC; sub-adviser, Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.34%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          3.19%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.15%. A reimbursement of
0.15% is guaranteed to remain in effect until January 1, 2005; the remainder of the waivers and reimbursements may be discontinued at any time.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.90%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2006.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.66%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.21%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.19%. The investment adviser may discontinue the reimbursements and waivers at any time.

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.24%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.98%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 0.95%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.22%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.12%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

                        NATIONWIDE LIFE INSURANCE COMPANY

    Individual Single Premium Immediate Fixed and Variable Annuity Contracts

   Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                    Account-9

                   The date of this prospectus is May 1, 2003.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------

The following is a list of the investment options available under the contract. The particular investment options available under the contract may change from time to time. Specifically, investment options or investment option share classes that are currently available may be removed or closed off to future investment. New investment options or new share classes of currently available investment options may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the investment options listed below are available in every state.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP International Fund: Class I
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP High Income Portfolio: Service Class*
o    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R) Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o    Comstock GVIT Value Fund: Class I (formerly, Federated GVIT Equity Income
     Fund: Class I)
o Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)

o Federated GVIT High Income Bond Fund: Class I* (formerly, Federated NSAT High Income Bond Fund)
o Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
o    Gartmore GVIT Global Financial Services Fund: Class I
o    Gartmore GVIT Global Health Sciences Fund:
     Class I
o Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
o    Gartmore GVIT Global Utilities Fund: Class I
o    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
     Fund)
o    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
o Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o Gartmore GVIT Mid Cap Growth Fund: Class I (formerly, Strong GVIT Mid Cap Growth Fund: Class I)
o    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
o Gartmore GVIT Nationwide(R)Fund: Class I (formerly, Gartmore GVIT Total Return Fund: Class I)
o    Gartmore GVIT Nationwide Leaders Fund: Class I
o    Gartmore GVIT U.S. Growth Leaders Fund: Class I
o Gartmore GVIT Worldwide Leaders Fund: Class I (formerly, Nationwide(R)Global 50 Fund)
o GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R)Small Cap Growth Fund)
o    GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R)Small Cap Value
     Fund)
o    GVIT Small Company Fund: Class I (formerly, Nationwide(R)Small Company
     Fund)
o J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT Balanced Fund)
o Van Kampen GVIT Multi Sector Bond Fund: Class I (formerly, MAS GVIT Multi Sector Bond Fund: Class I)*

JANUS ASPEN SERIES
o    Capital Appreciation Portfolio: Service Shares
o    Global Technology Portfolio: Service Shares
o    International Growth Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Mid-Cap Growth Portfolio: Class I
o    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Global Securities Fund/VA: Initial Class
o Oppenheimer Main Street(R)Fund/VA: Initial Class (formerly, Oppenheimer Main Street(R)Growth & Income Fund/VA: Initial Class)

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
o    Emerging Markets Debt Portfolio: Class I
o    U.S. Real Estate Portfolio: Class I

THE FOLLOWING INVESTMENT OPTIONS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
o    Large Cap Value Portfolio (formerly, Value Portfolio)

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o    Nationwide(R)GVIT Strategic Value Fund: Class I (formerly,
     Nationwide(R)Strategic Value Fund)

THE FOLLOWING INVESTMENT OPTION IS NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o    Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus
     Fund)

THE FOLLOWING INVESTMENT OPTIONS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund
o    Worldwide Hard Assets Fund

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
o        Mid Cap Growth Portfolio: Class I

*These investment options may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the investment options of the Nationwide Variable Account-9 ("variable account") may be allocated for the purchase of fixed annuity payments (see "Appendix B").

The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 38.



For general information or to obtain FREE copies of the:
o    Statement of Additional Information;
o    prospectus, annual report or semi-annual report for any investment option;
o    required Nationwide forms; or
o    Nationwide's privacy statement,

call:         1-800-243-6295
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:
o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional investment options managed by certain financial institutions or brokerage firms (or their affiliates) may be added to the variable account. These additional investment options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ANNUAL BENEFIT LEVELING- The adjustment to variable annuity payments to make payments made during the following 12 months equal in amount.

ANNUITY INCOME UNIT- An accounting unit of measure used to calculate the variable annuity payments after the first payment.

ASSUMED INVESTMENT RETURN- The net investment return required to maintain level variable annuity payments. The selected assumed investment return is used in calculating the initial variable annuity payment.

ASSUMED INVESTMENT RETURN FACTOR- The assumed investment return factor adjusts the annuity income unit value based on the assumed investment return chosen by the owner and permitted under the contract.

COMMUTATION VALUE- The value of future annuity payments that are converted (commuted) into a lump sum. The commutation value may be available for withdrawal under certain income options and may be available to beneficiaries when an annuitant dies before all term certain payments have been made.

CONTRACT VALUE- The total value of any amount allocated to the variable account (plus or minus any investment experience) plus any amount designated for the purchase of fixed annuity payments, less any distributions previously made.

FIXED ANNUITY PAYMENT(S)- Annuity payments which are guaranteed by Nationwide as to dollar amount.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INCOME OPTION- The type of annuity payments chosen by the contract owner.

INCOME START DATE- The date annuity payments actually commence.

INDIVIDUAL RETIREMENT ANNUITY- An annuity described in Section 408(b) of the Internal Revenue Code (not including Roth IRAs).

INVESTMENT OPTION(S)- The underlying mutual funds which are purchased by the variable account and accounted for in separate sub-accounts of the variable account. The performance of selected investment options determines the value of variable annuity payments after the first payment.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

ROTH IRA- An annuity described in Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Separate and distinct divisions of the variable account. Each sub-account corresponds to a specific investment option upon which investment performance is based.

TAX SHELTERED ANNUITY- An annuity described in Section 403(b) of the Internal Revenue Code.

VALUATION DAY- Each day the New York Stock Exchange is open for business.

VALUATION PERIOD- The period of time beginning at the close of a valuation day and ending at the close of business on the next valuation day.

VARIABLE ACCOUNT- Nationwide Variable Account-9, which is a separate account of Nationwide. The variable account is divided into sub-accounts, each of which invests in shares of a separate investment option.

VARIABLE ACCOUNT VALUE- The amount allocated to the variable account plus or minus investment experience minus any previous variable account distributions.

VARIABLE ANNUITY PAYMENT(S)- Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the investment options.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

CONTRACT EXPENSES.............................................

INVESTMENT OPTION ANNUAL EXPENSES.............................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................

CONDENSED FINANCIAL INFORMATION...............................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES CORPORATION....................

TYPES OF CONTRACTS............................................
     Individual Retirement Annuities ("IRAs")
     Non-Qualified Contracts
     Roth IRAs
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Investment Options

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

ADDITIONAL CONTRACT CHARGE....................................
     Enhanced Death Benefit Charge

CONTRACT OWNERSHIP............................................
     Ownership Rights Between the Date of Issue and the Income
        Start Date
     Ownership Rights Between the Income Start Date and Prior
        to the Annuitant's Death
     Changes
     Joint Ownership
     Annuitant and Joint Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Purchase Payment
     Allocation of the Purchase Payment
     Pricing
     Transfers

RIGHT TO REVOKE...............................................

WITHDRAWALS (REDEMPTIONS).....................................
     Withdrawals Before the Income Start Date
     Withdrawals On or After the Income Start Date
     Partial Withdrawals (Partial Redemptions)
     Full Withdrawals (Full Redemptions)
     Restrictions on Withdrawals from a Tax Sheltered Annuity

ASSIGNMENT....................................................

ANNUITY PAYMENTS..............................................
     Income Start Date
     Fixed Annuity Payments
     Variable Annuity Payments
     Net Investment Factor
     Frequency and Amount of Annuity Payments
     Annual Benefit Leveling

INCOME OPTIONS................................................
     Single Life
     Single Life with Term Certain
     Single Life with Cash Refund
     Joint and Last Survivor
     Joint and 100% Last Survivor with Term Certain
     Joint and 100% Last Survivor with Cash Refund
     Joint and 50% Survivor
     Term Certain
     Term Certain with Enhanced Death Benefit
     Lump Sum Death Benefit Option
     Continuation of Payments Death Benefit Option
     Any Other Option

DEATH BEFORE THE INCOME START DATE............................
     Death of Contract Owner
     Death of Annuitant

DEATH AFTER THE INCOME START DATE.............................
     Death of Contract Owner
     Death of Annuitant

REQUIRED DISTRIBUTIONS........................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
        Individual Retirement Annuities and Roth IRAs

FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Individual Retirement Annuities
     Roth IRAs
     Tax Sheltered Annuities
     Non-Qualified Contracts - Natural Persons as Contract Owners
     Non-Qualified Contracts - Non-Natural Persons as Contract Owners
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING...................................................

SUB-ACCOUNT PERFORMANCE SUMMARY...............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: INVESTMENT OPTIONS................................

APPENDIX B: FIXED ANNUITY PAYMENTS............................

APPENDIX C: ILLUSTRATION OF VARIABLE ANNUITY
     INCOME...................................................

APPENDIX D: DETERMINATION OF THE HIGHEST VARIABLE PAYMENT
     AMOUNT FOR THE ENHANCED DEATH BENEFIT CALCULATION WHEN
     PARTIAL WITHDRAWALS HAVE BEEN TAKEN......................

APPENDIX E: CONDENSED FINANCIAL INFORMATION...................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")                                                                               1
(as a percentage of purchase payments withdrawn)........................................................................      6%
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including investment option fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)2
     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     1.25%
------------------------------------------------------------------------------------------------------------------------------------





---------

1    Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ------------
NUMBER OF COMPLETED YEARS FROM
DATE OF ISSUE                           1          2          3          4           5          6          7      Thereafter
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ------------
CDSC PERCENTAGE                        6%         6%         5%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ------------

A CDSC will only be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options. Income options permitting withdrawals are:

o    Term Certain; and

o Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).

The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

2 These charges apply only to sub-account allocations. They are charged on a daily basis at the annualized rate noted above.

The next table describes the fees and expenses associated with the optional benefit that is available under the contract. The fee associated with the optional benefit is in addition to the standard variable account charge.

------------------------------------------------------------------------------------------------------------------------------------
                                                    ADDITIONAL CONTRACT OPTION 1
------------------------------------------------------------------------------------------------------------------------------------
ENHANCED DEATH BENEFIT 2.................................................................................................     0.20%
Total Variable Account Charges (including this option)...................................................................     1.45%
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OPTION ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the investment options periodically during the life of the contract. More detail concerning each investment option's fees and expenses is contained in the prospectus for each investment option.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Investment Option Operating Expenses                                        Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------

(expenses that are deducted from investment option assets, including management           0.27%                  1.52%
fees, distribution (12b-1) fees, and other expenses)

--------------------------------------------------------------------------------- ---------------------- ----------------------

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual single premium immediate fixed and variable annuity contracts.

The contracts can be categorized as:
o    Individual Retirement Annuities ("IRAs");
o    Non-Qualified Contracts;
o    Roth IRAs; or
o    Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in the prospectus.

PURCHASE PAYMENTS

The minimum single purchase payment is $35,000. No additional purchase payments will be accepted or permitted.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

If the contract owner elected the Term Certain with Enhanced Death Benefit income option (only available for contracts issued prior to May 1, 2002), Nationwide will deduct an additional amount equal to an annualized rate of 0.20% of the daily net assets of the variable account. This charge reimburses Nationwide for increased mortality expenses associated with the enhanced death benefit.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if the income option elected permits withdrawals other than annuity payments, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") upon such withdrawal. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 6% of purchase payments withdrawn (see "Contingent Deferred Sales Charge").

ANNUITY PAYMENTS

Annuity payments begin on the income start date. The payments will be based on the income option chosen at the time of application (see "Income Options").

TAXATION

The tax treatment of the contracts depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental

---------

1 The optional benefit charge will only apply to allocations made to the sub-accounts and is charged daily as a percentage of the average daily variable account value.

2 The Enhanced Death Benefit charge is assessed only if the contract owner elects the Term Certain with Enhanced Death Benefit income option which is only available for contracts issued prior to May 1, 2002.

authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts as required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an annuity income unit is determined on the basis of changes in the per share value of an investment option and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of annuity income unit values, see "Determining Variable Account Value - Valuing an Annuity Income Unit"). Please refer to Appendix E for information regarding each class of annuity income units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia, Puerto Rico, and the Virgin Islands.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax-Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, Roth IRA or Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the employee's income, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the owner's death. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts. The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to variable annuity payments. For a discussion of the interests allocated to fixed annuity payments, see Appendix B.

THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS

Nationwide Variable Account-9 is a variable account that invests in the investment options listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

The variable account is divided into sub-accounts, each corresponding to a single investment option. Nationwide uses the assets of each sub-account to buy shares of the investment options based on contract owner instructions. Each investment option's prospectus contains more detailed information about that investment option. Prospectuses for the investment options should be read in conjunction with this prospectus.

Investment options in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the investment options may manage publicly traded mutual funds with similar names and investment objectives. However, the investment options are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of investment options participating in the variable account. The performance of the investment options could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the investment options are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an investment option will be notified of issues requiring a shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote will be determined as of a date to be chosen by Nationwide not more than 60 days prior to the shareholder meeting.

Material Conflicts

The investment options may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these investment options participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the investment option(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another investment option for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current investment option are no longer available for investment; or

2) further investment in an investment option becomes inappropriate in the judgement of Nationwide management.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the Enhanced Death Benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payment upon deposit into the contract. However, if the income option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal. The CDSC will not exceed 6% of the amount withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount that is withdrawn. The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

The CDSC applies as follows:
------------------------------ --------------------------
  NUMBER OF COMPLETED YEARS         CDSC PERCENTAGE
     FROM DATE OF ISSUE
------------------------------ --------------------------
              1                           6%
------------------------------ --------------------------
              2                           6%
------------------------------ --------------------------
              3                           5%
------------------------------ --------------------------
              4                           5%
------------------------------ --------------------------
              5                           4%
------------------------------ --------------------------
              6                           3%
------------------------------ --------------------------
              7                           2%
------------------------------ --------------------------
         Thereafter                       0%
------------------------------ --------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payment), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals (other than substantially equal periodic payments for life) before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Federal Income Taxes").

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such earlier date as Nationwide becomes subject to premium taxes.

ADDITIONAL CONTRACT CHARGE

ENHANCED DEATH BENEFIT CHARGE

If the contract owner elected the Term Certain with Enhanced Death Benefit income option, which is only available for contracts issued prior to May 1, 2002, Nationwide will deduct an additional amount equal to an annualized rate of 0.20% of the daily net assets of the variable account. This charge is in addition to the variable account charges of 1.25% assessed against every contract. The Enhanced Death Benefit Charge reimburses Nationwide for increased mortality expenses associated with the Enhanced Death Benefit.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

At the time of application, the contract owner designates/elects:

1)   an annuitant, and if applicable, a joint annuitant;

2) the frequency of payments, income option, assumed investment return, and income start date;

3)   a beneficiary, and if applicable, a contingent beneficiary;

4) the portion of the single purchase payment used to purchase fixed annuity payments and/or variable annuity payments;

5)   the allocation among investment options; and

6)   any optional benefits that may be provided under the elected income option.

ONCE ELECTED, THE INCOME OPTION CANNOT BE CHANGED.

OWNERSHIP RIGHTS BETWEEN THE DATE OF ISSUE AND THE INCOME START DATE

Between the date of issue and the income start date, the contract owner has the right to:

1)   cancel the contract during the free look period;

2)   change the beneficiary and/or the contingent beneficiary;

3)   change allocations among investment options;

4) elect to take a partial or full withdrawal, depending on the income option selected and subject to any restrictions described in this prospectus; and

5) elect or revoke a prior election of Annual Benefit Leveling (see "Annual Benefit Leveling").

OWNERSHIP RIGHTS BETWEEN THE INCOME START DATE AND PRIOR TO THE ANNUITANT'S
DEATH

After the income start date and prior to the annuitant's death, the contract owner has the right to:

1)   change the beneficiary and/or the contingent beneficiary;

2)   change allocations among investment options;

3) elect to take a partial or full withdrawal, depending on the income option selected and subject to any restrictions described in this prospectus; and

4)   elect or discontinue Annual Benefit Leveling.

CHANGES

All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the contract owner or annuitant is living at the time of the recording. Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change.

Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable. Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners. A joint owner may only be named in Non-Qualified Contracts.

The exercise of any ownership right in the contract will require a written request signed by both joint owners.

If a contract owner who IS NOT the annuitant dies before the income start date and there is a surviving joint owner, the joint owner will become the contract owner.

If the contract owner who IS the annuitant dies before the income start date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the contract value to the joint owner.

ANNUITANT AND JOINT ANNUITANT

The annuitant (and joint annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant or joint annuitant of greater age. Once designated, the annuitant and joint annuitant, if applicable, cannot be changed. Joint annuitants can be named only if permitted under the elected income option.

For contracts issued as IRAs or Tax Sheltered Annuities, the contract owner and annuitant must be the same person and that individual's entire interest in the contract is nonforfeitable. For either of these contract types, if a joint and survivor income option is elected, the joint annuitant must be the annuitant's spouse.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who may receive benefits under the contract if the annuitant (and joint annuitant, if any) dies after the income start date. The contract owner can name more than one beneficiary. The beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary survives the annuitant, the beneficiary's rights will vest in the contingent beneficiary. Contingent beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary or contingent beneficiary survives the annuitant (and the joint annuitant, if applicable), all beneficiary rights will vest with the contract owner or the last surviving contract owner's estate.

If the annuitant (and joint annuitant, if any) dies before the income start date, and there is no surviving contract owner or joint owner, Nationwide will pay the contract proceeds to the beneficiary.

OPERATION OF THE CONTRACT

PURCHASE PAYMENT

The minimum single purchase payment must be at least $35,000. No additional purchase payments will be accepted or permitted.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

ALLOCATION OF THE PURCHASE PAYMENT

For any particular income option, the single purchase payment may be allocated to provide variable annuity payments, fixed annuity payments, or a combination of both. The chosen allocation is irrevocable.

Nationwide allocates that portion of the purchase payment intended for variable annuity payments to investment options as instructed by the contract owner. Shares of the investment options are purchased by the variable account at net asset value and temporarily maintained as accumulation units until being converted into annuity income units on the income start date. Contract owners can change allocations or make exchanges among the sub-accounts subject to conditions imposed by the investment options and those set forth in the contract.

PRICING

The portion of the single purchase payment designated for variable annuity payments will be allocated to sub-accounts and will be priced at the unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain the purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

The purchase payment will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price the purchase payment if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, account value may be affected since the contract owner will not have access to their account.

TRANSFERS

Any portion of the single purchase payment that is allocated to provide fixed annuity payments may not be transferred to any sub-accounts. Similarly, any portion of the single purchase payment that is allocated to provide variable annuity payments may not be transferred to provide fixed annuity payments.

However, any portion of a single purchase payment that is allocated to provide variable annuity payments may be reallocated by the contract owner among investment options, subject to the following conditions:

o transfers between sub-accounts may be made once per valuation day without charges or penalties; and

o Nationwide reserves the right to limit transfers between sub-accounts to 12 per year or to assess a fee for any transfer in excess of 12 per year.

Amounts transferred between the sub-accounts will receive the annuity income unit value that is next computed immediately following receipt of the transfer request.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Transfer Limitations

Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of the purchase payment. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

WITHDRAWALS (REDEMPTIONS)

The contract owner may take a partial or full withdrawal after the end of the free look period if the contract owner elected one of the following income options at the time of application: Single Life with Term Certain; Joint and 100% Last Survivor with Term Certain; Term Certain; or Term Certain with Enhanced Death Benefit. If the contract owner did not elect one of the income options listed above, the contract owner may not withdraw value from the contract. Withdrawals may not be permitted in all states.

Withdrawal requests must be in writing or in a form otherwise acceptable to Nationwide. Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Nationwide will pay any amounts withdrawn to the contract owner within seven days of receipt of a proper request and instructions satisfactory to Nationwide.

WITHDRAWALS BEFORE THE INCOME START DATE

If the income option elected so permits, a contract owner may take a partial or full withdrawal after the free look period and before the income start date. The variable account value on the date of withdrawal will reflect the investment performance of the sub-accounts chosen by the contract owner. A CDSC will apply.

WITHDRAWALS ON OR AFTER THE INCOME START DATE

If the income option elected so permits, a contract owner may take a partial or full withdrawal on or after the income start date. The amount available for withdrawal on or after the income start date will be based on the commutation value and will reflect the investment performance of the sub-accounts chosen by the contract owner. A CDSC may apply.

After the income start date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes. However, this general rule does not apply to a complete withdrawal or redemption of a contract - a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract. Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income. The Internal Revenue Code, Treasury Regulations, and other informational releases by the IRS contain complex rules regarding the taxation of distributions from annuity contracts. The contract owner should review these tax documents and consult with a tax adviser prior to requesting a distribution.

Commutation Value of Variable Annuity Payments

The commutation value of variable annuity payments is equal to the present value of the variable annuity payments remaining in the term certain period. This present value is calculated using the assumed investment return for the contract and the annuity income unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.

If a contract owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:

1) the commutation values, which do not include amounts allocated to Annual Benefit Leveling; and

2) the present value of the leveled variable annuity payments scheduled to be paid after Nationwide receives complete instructions, but before the next income start date anniversary.

     The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

If a contract owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled variable annuity payments scheduled to be paid before the next income start date anniversary may be withdrawn. Only the commutation value of amounts remaining in the investment options or of the fixed annuity payments may be withdrawn.

Commutation Value of Fixed Annuity Payments

The commutation value of fixed annuity payments is defined in Appendix B.

PARTIAL WITHDRAWALS (PARTIAL REDEMPTIONS)

If a partial withdrawal is allowed under the income option and elected, the contract owner must specify the percentage of the withdrawal to be taken from fixed annuity payments and/or variable annuity payments.

A partial withdrawal will result in the reduction of the remaining term certain period payments. If the contract owner elects a partial withdrawal of fixed annuity payments, Nationwide will reduce the remaining payments by the ratio of the withdrawal amount received from fixed annuity payments, plus any CDSC, to the total commutation value available from fixed annuity payments. If the contract owner elects a partial withdrawal of variable annuity payments, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis, unless the contract owner specifies otherwise.

The minimum partial withdrawal amount is $2,000. Other minimum amounts may apply in some states. In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.

A CDSC may apply. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC. The contract owner may take the CDSC from either:

a)   the amount requested; or

b) the commutation value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the commutation value remaining after the contract owner has received the requested amount.

FULL WITHDRAWALS (FULL REDEMPTIONS)

The commutation value upon full withdrawal may be more or less than the purchase payment made to the contract. The commutation value will reflect variable account charges, investment option charges, the investment performance of the investment options, prior redemptions, and annuity payments. A CDSC may apply.

RESTRICTIONS ON WITHDRAWALS FROM A TAX SHELTERED ANNUITY

The withdrawal of interest in the contract attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (as described in Internal Revenue Code Section 403(b)(7)), may be executed only if otherwise permitted by the contract and:

1) when the contract owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)   in the case of hardship (as defined for purposes of Internal Revenue Code
     Section 401(k)), provided that any withdrawal in the case of hardship may not include any income attributable to salary reduction contributions.

These withdrawal limitations apply to the withdrawal of interest in the contract attributable to the following:

1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3) all amounts transferred from custodial accounts described in Internal Revenue Code Section 403(b)(7) (except that employer contributions and earnings in such accounts as of December 31, 1988, may be withdrawn in the case of hardship).

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above, but may be subject to restrictions found in the employer's plan or the Internal Revenue Code.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned.

ANNUITY PAYMENTS

INCOME START DATE

The income start date is the date chosen by the contract owner as the date for annuity payments to begin. The income start date must be no earlier than the day after the end of the free look period and no later than 60 days after the date of issue. In connection with the income start date, the contract owner also elects the frequency of annuity payment dates.

FIXED ANNUITY PAYMENTS

Fixed annuity payments provide for level annuity payments. The fixed annuity payments will remain level unless the income option calls for a reduction in the annuity income upon withdrawal or death of the annuitant (or joint annuitant). See Appendix B.

VARIABLE ANNUITY PAYMENTS

Variable annuity payments will vary depending on the performance of the investment options selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

o the portion of the single purchase payment allocated to provide variable annuity payments;

o    the variable account value on the income start date;

o    the age and sex of the annuitant (and joint annuitant, if any);

o    the income option elected;

o    the frequency of annuity payments;

o    the income start date;

o the selected assumed investment return (the net investment return required to maintain level variable annuity payments);

o    the deduction of applicable premium taxes; and

o    the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the investment options chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity income unit value for that sub-account as of the income start date. This establishes the number of annuity income units provided by each sub-account for each variable annuity payment after the first.

The number of annuity income units for each sub-account will remain constant, subject to the following exceptions:

1) if a reduction applies after the first death when the contract owner elected a joint and survivor income option;

2) if the contract owner takes a withdrawal, as permitted under the income option elected; or

3) if the contract owner transfers value from one investment option to another.

The number of annuity income units for each sub-account is multiplied by the annuity income unit value for that sub-account for the valuation day for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected investment options is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. That is, if the net investment performance of each sub-account in which the contract owner invests exactly equals the assumed investment return for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to the assumed investment return for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than the assumed investment return during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the assumed investment return during that time.

At the time of application, the contract owner elects one of three available assumed investment return percentages: 3.5%, 5.0%, or 6.0%. This percentage cannot be changed after contract issuance. Refer to Appendix C for more information on selecting an assumed investment return percentage. One or more of the above assumed investment return percentages may not be available in all states. Please refer to your contract for specific information.

Nationwide uses this percentage rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Income Unit

Annuity income unit values for sub-accounts are determined by:

1) multiplying the annuity income unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period; and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment return factor year built into the purchase rate basis for variable payment annuities. The assumed investment return factor corresponds with the assumed investment return chosen by the contract owner.

NET INVESTMENT FACTOR

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     1) the net asset value of the investment option as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the investment option (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the investment option determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.25% (1.45% if the income option with an Enhanced Death Benefit has been chosen) of the daily net assets of the variable account.

Changes in the net investment factor may not be directly proportional to changes in the net asset value of the investment option shares because of the deduction of variable account charges.

Though the number of annuity income units will not change as a result of investment experience, the value of an annuity income unit may increase or decrease from valuation period to valuation period.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the income option and frequency selected. Payment frequencies available are: monthly, quarterly, semi-annually, or annually. In no event will Nationwide make payments less frequently than annually.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100.

ANNUAL BENEFIT LEVELING

If the contract owner elects Annual Benefit Leveling, variable annuity payments will be adjusted to reflect the performance of the investment options once every 12 months, instead of with every payment.

On the income start date (or the income start date anniversary on which Annual Benefit Leveling begins), the number of annuity income units necessary to make the payments for the following year will be calculated. These annuity income units will be redeemed from the sub-accounts and transferred to Nationwide's general account. The Annual Benefit Leveling interest rate for that quarter will be used to calculate the guaranteed amount of level payments for the following year.

The level payment calculated on each subsequent income start date anniversary could be higher or lower than the level payment for the previous year.

An election to start or discontinue Annual Benefit Leveling will take effect only on the income start date or anniversary thereof. In order for such an election to take effect on the next income start date anniversary, Nationwide must receive the election at least 5 days prior to the income start date anniversary. If a contract owner elects Annual Benefit Leveling, the process of calculating leveled variable annuity payments will take place on each subsequent income start date anniversary until the contract owner instructs Nationwide otherwise.

Nationwide reserves the right to discontinue Annual Benefit Leveling. If Nationwide does discontinue this program, any contract owner receiving leveled variable annuity payments will continue to do so until the next income start date anniversary.
INCOME OPTIONS

Contract owners must elect an income option. This election is made at the time of application and is irrevocable.

The income options available are:

o    Single Life;
o    Single Life with Term Certain;
o    Single Life with Cash Refund;
o    Joint and Last Survivor;
o    Joint and 100% Last Survivor with Term Certain;
o    Joint and 100% Last Survivor with Cash Refund;
o    Joint and 50% Survivor;
o    Term Certain; and
o Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).

Each of the income options is discussed more thoroughly below.

SINGLE LIFE

The Single Life income option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

SINGLE LIFE WITH TERM CERTAIN

The Single Life with Term Certain income option provides that annuity payments will be paid during the annuitant's lifetime or for the term selected by the contract owner on the application, whichever is longer. The contract owner may select a term certain of 10, 15, or 20 years at the time of application.

During the term certain period, the owner may elect at any time prior to the death of the annuitant to withdraw all or a part of the value of the remaining term certain period payments as set forth in the "Withdrawals (Redemptions)" provision. Withdrawals may be subject to a CDSC.

If the annuitant dies during this term certain period, the beneficiary will have the option to continue payments for the remainder of the term certain period or to receive the commutation value of the remaining payments of the term certain period in a single lump sum payment (see "Lump Sum Death Benefit Option" and "Continuation of Payments Death Benefit Option").

SINGLE LIFE WITH CASH REFUND

The Single Life with Cash Refund income option provides that annuity payments will be made during the lifetime of the annuitant.

If the annuitant dies before receiving aggregate annuity payments at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit or scheduled annuity payments are permitted.

JOINT AND LAST SURVIVOR

The Joint and Last Survivor income option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor. Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both annuitants were living, depending on which continuation percentage was selected by the contract owner on the application.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

JOINT AND 100% LAST SURVIVOR WITH TERM CERTAIN

The Joint and 100% Last Survivor with Term Certain income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

During the term certain period, the owner may elect at any time prior to the second death of the annuitant and joint annuitant to withdraw all or part of the value of the remaining term certain period payments as set forth in the "Withdrawals (Redemptions)" provision. Withdrawals may be subject to a CDSC.

If the annuitant and joint annuitant die during the term certain period, the beneficiary will have the option to continue payments for the remainder of the term certain period or to receive the commutation value of the remaining payments of the term certain period in a single lump sum payment (see "Lump Sum Death Benefit Option" and "Continuation of Payments Death Benefit Option").

The contract owner may select a term certain of 10, 15, or 20 years at the time of application.

JOINT AND 100% LAST SURVIVOR WITH CASH REFUND

The Joint and 100% Last Survivor with Cash Refund income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

If the survivor dies after the income start date, but before aggregate annuity payments have been made that are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit and scheduled annuity payments are permitted.

JOINT AND 50% SURVIVOR

The Joint and 50% Survivor income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of the annuitant, payments of 50% of the amount that would have been paid if the annuitant were living will be made for the life of the joint annuitant. If the joint annuitant dies before the annuitant, the 50% reduction does not apply.

Payments will cease with the last payment due before the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

TERM CERTAIN

The Term Certain income option provides for annuity payments to be made for the term certain selected by the contract owner on the application, between 5 and 30 years, inclusive. Nationwide reserves the right to limit the availability of some term certain durations based on economic circumstances.

The contract owner may elect at any time prior to the annuitant's death to withdraw all or part of the value of the contract as set forth in the "Withdrawals (Redemptions)" provision. Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the commutation value of the remaining payments in a single lump sum payment.

TERM CERTAIN WITH ENHANCED DEATH BENEFIT (ONLY AVAILABLE FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2002)

The Term Certain with Enhanced Death Benefit income option provides for annuity payments to be made for the term certain selected by the contract owner on the application, between 10 and 20 years, inclusive.

The contract owner may elect at any time prior to the annuitant's death to withdraw all or part of the value of the contract. Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described in the Lump Sum Death Benefit Option and Continuation of Payments Death Benefit Option below.

Because of the enhanced death benefit associated with this income option, Nationwide will assess an additional charge which are equal to annualized rate of 0.20% to the variable account charges which are equal to an annualized rate of 1.25% of the daily net assets of the variable account for a total of variable account charges equal to an annualized rate of 1.45%.

The Term Certain with Enhanced Death Benefit income option may not be available in all states.

LUMP SUM DEATH BENEFIT OPTION

The lump sum death benefit option is available for the Single Life with Term, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit income options. Please see the description of these income options under their respective headings.

If the beneficiary elects to receive the death benefit in one lump sum, the amount will be calculated as described in Appendix B for fixed annuity payments remaining in the term certain period after Nationwide receives proper proof of death and complete instructions, plus the greater of (1) or (2) where:

1) is the commutation value of variable annuity payments remaining in the term certain period after Nationwide receives proper proof of death and complete instructions; and

2) is the commutation value of variable annuity payments remaining in the term certain period after Nationwide receives proper proof of death and complete instructions, calculated as if each remaining payment would be equal to the highest variable annuity payment the annuitant received under the contract prior to the earlier of the annuitant's attainment of age 80 or the date of the annuitant's death. This commutation value will be calculated using the assumed investment return elected for the contract, and will be appropriately adjusted for any partial withdrawals that have been taken. For the adjustment to an enhanced death benefit on partial withdrawals, see Appendix D.

If Annual Benefit Leveling is in effect, the lump sum death benefit will be made up of two components:

1) the commutation values described above (which do not include amounts allocated to Annual Benefit Leveling); and

2) the present value of the leveled variable annuity payments scheduled to be paid after Nationwide receives complete instructions, but before the next income start date anniversary.

The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

CONTINUATION OF PAYMENTS DEATH BENEFIT OPTION

The continuation of payments death benefit option is available for the Single Life with Term Certain, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit income options. Please see the description of these income options under their respective headings.

If the beneficiary elects to receive the annuity payments remaining in the term certain period, Nationwide will proportionately adjust the number of annuity income units associated with each remaining variable annuity payment to reflect the greater of (1) or (2) as described in the "Lump Sum Death Benefit Option" provision. All remaining variable annuity payments will be paid on the basis of this adjusted number of units. Remaining fixed annuity payments will be paid without enhancement or adjustment.

If Annual Benefit Leveling is in effect, the amount of the leveled variable annuity payments scheduled to be made after Nationwide receives complete instructions, but before the next income start date anniversary, will not be changed.

ANY OTHER OPTION

Income options not set forth in this provision may be available. Any income option not set forth in this provision must be approved by both Nationwide and the contract owner.

DEATH BEFORE THE INCOME START DATE

DEATH OF CONTRACT OWNER

If a contract owner, who is not the annuitant, dies before the income start date, ownership rights will vest in the surviving joint owner, if any. If there is no surviving joint owner, ownership rights will vest in the annuitant. Subject to the "Required Distributions" provisions, the annuitant will be entitled to receive scheduled annuity payments.

If the contract owner, who is also the annuitant, dies before the income start date, the terms of the "Death of Annuitant" provision apply.

DEATH OF ANNUITANT

If the annuitant dies before the income start date, the contract will terminate and Nationwide will pay the contract value to the surviving owner(s). If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the "Required Distributions" provisions.

DEATH AFTER THE INCOME START DATE

DEATH OF CONTRACT OWNER

If any contract owner dies after the income start date, annuity payments will continue under the elected income option and ownership rights will vest in any surviving joint owner. If there is no surviving joint owner, ownership rights will vest in the annuitant.

DEATH OF ANNUITANT

If the annuitant dies after the income start date, the terms of the income option elected by the contract owner will apply.

Once Nationwide is notified of the annuitant's (and joint annuitant's, if applicable) death, any remaining term certain fixed or variable annuity payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum. The availability of any withdrawals allowed by the selected income option will also be suspended for this period. In addition, the commutation value of any remaining term certain variable annuity payments will be transferred to the money market investment option no later than the valuation day following receipt by Nationwide of notification of death.

Once Nationwide receives proper proof of death and complete instructions, Nationwide will make any payments that were suspended. The amount of each suspended variable annuity payment will be determined using the annuity income unit values for the money market investment option on the date the variable annuity payment was originally scheduled to be made. No interest will be paid on any payments that were suspended. Once any remaining term certain fixed or variable annuity payments have resumed, the beneficiary shall have the right to make any transfers to other investment options allowed by the contract.

Instructions regarding payment of any death benefit provided by the income option selected must be in writing or in a form otherwise acceptable to Nationwide. Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or Individual Retirement Annuity will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or Individual Retirement Annuity) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or Individual Retirement Annuity must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    Non-Qualified Contracts.

INDIVIDUAL RETIREMENT ANNUITIES

Distributions from Individual Retirement Annuities, are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to regular income tax and an additional penalty tax of 10% is also generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

ROTH IRAS

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner;

o    allocable to an investment in the contract before August 14, 1982; or

o    from an immediate annuity.

For purposes of the exception to the penalty tax, an immediate annuity is a single premium contract from which payments begin within one year of purchase, and which provides for substantially equal periodic payments. If the contract is issued as the result of an nontaxable exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange. Consequently, if all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the penalty tax.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals, including immediate annuity contracts that are owned by entities but which satisfy the immediate annuity exception to the penalty tax. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person and the contract does not satisfy the immediate annuity exception. If all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the non-natural persons rules.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;
o    the failure is corrected; and
o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult your tax and/or financial adviser for more information.

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail to contract owners all statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT - Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT - Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT - Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.



Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and web-sites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.

Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 1.45% (the maximum variable account charges if the most expensive optional benefits are chosen) and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $35,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.25%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------------------------------------------
                                                                                         10 Years
                                                                                      or Date Option
                                                                                       Available in    Date Option
                                                                                       the Variable   Available in
                                                           1 Year         5 Years         Account     the Variable
              Sub-Account Option                          to 12/31/02    to 12/31/02     to 12/31/02      Account
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American      -25.31%         -2.47%          -1.45%       11/03/97
Century VP Income & Growth Fund: Class I
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American      -26.24%         -4.00%          -3.53%       11/03/97
Century VP International Fund: Class I
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American          N/A            N/A         -25.17%       05/01/02
Century VP Ultra Fund: Class I
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American      -19.06%          1.65%           2.36%       11/03/97
Century VP Value Fund: Class I
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio            -28.76%         -2.11%          -1.16%       11/03/97
--------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index          N/A            N/A         -28.56%       05/01/02
Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.:        -34.18%         -5.97%          -5.31%       11/03/97
Initial Shares
--------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial Shares             -28.08%         -3.12%          -2.21%       11/03/97
--------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation            -22.85%         -0.56%           0.13%       11/03/97
Portfolio: Initial Shares
--------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond          1.72%            N/A           4.38%       05/03/99
Fund II: Primary Shares
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class        -23.11%         -2.03%          -1.15%       11/03/97
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class               -35.34%         -2.70%          -2.38%       11/03/97
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class           -3.88%         -8.22%          -7.58%       11/03/97
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class             -26.21%         -6.20%          -6.02%       11/03/97
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class      -16.09%          1.37%           1.40%       11/03/97
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:           -27.67%         -8.53%          -7.40%       11/03/97
Service Class
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service           N/A            N/A         -30.10%       05/01/02
Class
--------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                     -30.66%         -6.48%          -5.82%       11/03/97
--------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I              -21.54%          3.00%           2.96%       11/03/97
--------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I          -4.27%         -0.78%          -0.16%       11/03/97
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I          -21.47%            N/A         -17.81%       10/02/00
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund:             N/A            N/A         -19.35%       05/01/02
Class I
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class          N/A            N/A         -22.37%       05/01/02
I
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and                   -47.00%            N/A         -53.26%       10/02/00
Communications Fund: Class I
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund: Class I              N/A            N/A        -19.17%        05/01/02
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I             3.37%          5.13%          5.41%        11/03/97
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                    -33.97%        -14.57%        -13.36%        11/03/97
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I      -29.69%            N/A        -29.21%        10/02/00
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative       -6.99%            N/A         -6.45%        12/21/01
Fund
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
                                                                                         10 Years
                                                                                      or Date Option
                                                                                       Available in    Date Option
                                                                                       the Variable   Available in
                                                           1 Year         5 Years         Account     the Variable
              Sub-Account Option                          to 12/31/02    to 12/31/02     to 12/31/02     Account
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately        -11.21%            N/A          -10.41%       12/21/01
Conservative Fund
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund     -16.25%            N/A          -15.29%       12/21/01
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately        -20.88%            N/A          -19.55%       12/21/01
Aggressive Fund
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive        -24.50%            N/A          -23.08%       12/21/01
Fund
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I            -41.65%         -6.84%           -6.10%       11/03/97
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I               -6.23%          1.96%            2.21%       10/31/97
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Fund: Class I                -23.44%         -4.27%           -3.52%       11/03/97
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class I            N/A            N/A          -21.32%       05/01/02
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I           N/A            N/A          -23.43%       05/01/02
--------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I         -30.88%         -7.04%           -6.48%       11/03/97
--------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                   -38.20%            N/A           -2.24%       05/03/99
--------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I                    -32.53%          2.96%            2.66%       11/03/97
--------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                      -23.42%          1.85%            1.15%       11/03/97
--------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I               -18.77%         -3.92%           -3.38%       11/03/97
--------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I         -30.86%         -7.57%           -6.91%       11/03/97
--------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                -47.07%            N/A          -50.83%       10/02/00
--------------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT Multi Sector Bond Fund:                -0.35%          1.98%            2.26%       11/03/97
Class I
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:       -22.12%            N/A          -21.48%       01/27/00
Service Shares
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:          -45.28%            N/A          -40.22%       01/27/00
Service Shares
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:       -31.23%            N/A          -25.17%       01/27/00
Service Shares
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    -31.87%         -0.19%            0.98%       11/03/97
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio:             -34.54%         -1.18%            2.18%       11/03/97
Class I
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                    -29.73%         -5.82%           -5.23%       11/03/97
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           -33.11%         -4.10%           -4.69%       11/03/97
Aggressive Growth Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           -32.25%          0.03%           -0.14%       11/03/97
Capital Appreciation Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           -27.87%            N/A          -17.40%       05/01/00
Global Securities Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main      -24.78%         -5.42%           -4.61%       11/03/97
Street Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.: Investor Class           -32.21%            N/A          -15.61%       05/01/00
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging          1.64%           2.18%            3.12%       11/03/97
Markets Debt Portfolio: Class I
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap          -36.23%            N/A          -30.00%       05/01/00
Growth Portfolio: Class I
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real        -8.09%             N/A            2.15%       09/21/00
Estate Portfolio: Class I
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
                                                                                         10 Years
                                                                                      or Date Option
                                                                                       Available in    Date Option
                                                                                       the Variable   Available in
                                                           1 Year         5 Years         Account     the Variable
              Sub-Account Option                          to 12/31/02    to 12/31/02     to 12/31/02     Account
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide             -10.05%          -8.19%        -10.00%          11/03/97
Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard         -9.99%          -6.29%         -7.87%          11/03/97
Assets Fund
--------------------------------------------------------------------------------------------------------------------



 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC

---------------------------------------------------------------------------------------------------------------------
                                                                                         10 Years
                                                                                       to 12/31/02     Date Option
                                                             1 Year        5 Years      or Life of      Effective
                   Sub-Account Option                      to 12/31/02   to 12/31/02      Option
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       -25.16%         -2.27%         -0.61%    10/30/97
Century VP Income & Growth Fund: Class I
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       -26.09%         -3.80%          1.98%    05/02/94
Century VP International Fund: Class I
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American        -28.26%          N/A          -20.80%    05/01/01
Century VP Ultra Fund: Class I
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       -18.89%         1.86%           6.85%    05/01/96
Century VP Value Fund: Class I
---------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio             -28.61%         -1.91%         -0.96%    10/31/97
---------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index           N/A          N/A          -28.46%    05/01/02
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.:         -34.05%         -5.78%          5.74%    10/06/93
Initial Shares
---------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial Shares              -27.93%         -2.92%          7.56%    09/29/89
---------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation             -22.69%         -0.35%          8.82%    04/05/93
Portfolio: Initial Shares
---------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond           1.94%          N/A            4.34%    04/22/99
Fund II: Primary Shares
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class        -22.95%         -1.83%          8.36%    10/09/86
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class               -35.21%         -2.50%          7.02%    10/09/86
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class           -3.68%         -8.03%          2.13%    09/19/85
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class             -26.06%         -6.01%          3.33%    01/28/87
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class       -15.92%         1.58%          10.81%    01/03/95
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:            -27.52%         -8.34%          3.56%    01/03/95
Service Class
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service            N/A          N/A          -26.54%    02/20/02
Class
---------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                      -30.52%         -6.29%         -5.62%    10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I               -21.38%         3.22%           3.17%    10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I           -4.07%         -0.57%          0.05%    10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I           -21.31%          N/A          -22.15%    08/30/00
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund:          -17.75%          N/A          -17.64%    12/28/01
Class I
---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                                                                                         10 Years
                                                                                       to 12/31/02     Date Option
                                                             1 Year        5 Years      or Life of      Effective
                   Sub-Account Option                      to 12/31/02   to 12/31/02      Option
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class I     -25.03%             N/A       -13.25%       12/29/00
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications     -46.89%             N/A       -44.77%       06/30/00
Fund: Class I
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund: Class I           -30.29%             N/A       -30.11%       12/28/01
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I              3.60%           5.35%         6.02%       11/08/82
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                     -33.84%         -14.39%         0.70%       04/15/92
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I       -29.55%             N/A       -30.25%       08/30/00
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative        -6.80%             N/A        -6.23%       12/12/01
Fund
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately         -11.03%             N/A       -10.02%       12/12/01
Conservative Fund
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund      -16.08%             N/A       -14.74%       12/12/01
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately         -20.72%             N/A       -19.01%       12/12/01
Aggressive Fund
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive         -24.35%             N/A       -22.40%       12/12/01
Fund
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I             -41.54%          -6.65%        -5.90%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                -6.04%           2.17%         3.07%       11/10/81
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Fund: Class I                 -23.28%          -4.08%         6.13%       11/08/82
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class I         -12.48%             N/A       -12.48%       12/31/01
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I        -29.27%             N/A       -29.28%       12/31/01
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I          -30.74%          -6.85%        -6.28%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                    -38.08%             N/A        -2.04%       05/03/99
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I                     -32.39%           3.17%         2.86%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                       -23.26%           2.06%         8.85%       10/23/95
---------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I                -18.60%          -3.73%        -3.18%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I          -30.72%          -7.38%        -6.71%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                  -46.96             N/A       -48.35%       06/30/00
---------------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I         -0.13%           2.20%         2.47%       10/31/97
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:        -21.96%           4.97%         8.90%       05/01/97
Service Shares
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:           -45.17%             N/A       -39.83%       01/18/00
Service Shares
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:        -31.09%          -1.99%         6.82%       05/02/94
Service Shares
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                     -31.73%           0.02%         1.19%       11/03/97
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I      -34.41%          -0.98%         2.40%       11/03/97
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                     -29.59%          -5.62%         6.13%       03/22/94
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            -32.97%          -3.91%         5.32%       08/15/86
Aggressive Growth Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            -32.11%           0.24%         8.78%       04/03/85
Capital Appreciation Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global     -27.72%           3.41%        10.52%       11/12/90
Securities Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main       -24.62%          -5.23%         7.33%       07/05/95
Street Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.: Investor Class            -32.07%           0.80%         9.39%       05/08/92
---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                                                                                         10 Years
                                                                                       to 12/31/02     Date Option
                                                             1 Year        5 Years      or Life of      Effective
                   Sub-Account Option                      to 12/31/02   to 12/31/02      Option
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging            1.86%           2.39%         2.34%       06/16/97
Markets Debt Portfolio: Class I
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap           -36.10%             N/A       -16.12%       10/18/99
Growth Portfolio: Class I
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real          -7.91%           2.32%         4.97%       03/03/97
Estate Portfolio: Class I
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging       -9.87%          -8.00%        -4.14%       12/21/95
Markets Fund
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard           -9.81%          -6.10%         3.74%       09/01/89
Assets Fund
---------------------------------------------------------------------------------------------------------------------




NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC

---------------------------------------------------------------------------------------------------------------------
                                                                                         10 Years
                                                                                       to 12/31/02     Date Option
                                                             1 Year        5 Years      or Life of      Effective
                   Sub-Account Option                      to 12/31/02   to 12/31/02      Option
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       -20.38%          -1.47%        -0.02%       10/30/97
Century VP Income & Growth Fund: Class I
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       -21.37%          -3.01%         1.98%       05/02/94
Century VP International Fund: Class I
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American        -23.68%             N/A       -17.80%       05/01/01
Century VP Ultra Fund: Class I
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       -13.71%           2.59%         7.06%       05/01/96
Century VP Value Fund: Class I
---------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio             -24.06%          -1.11%        -0.38%       10/31/97
---------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index           N/A             N/A       -23.89%       05/01/02
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.:         -29.84%          -5.01%         5.74%       10/06/93
Initial Shares
---------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial Shares              -23.33%          -2.13%         7.56%       09/29/89
---------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation             -17.76%           0.45%         8.82%       04/05/93
Portfolio: Initial Shares
---------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond           7.94%             N/A         5.53%       04/22/99
Fund II: Primary Shares
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class        -18.04%          -1.03%         8.36%       10/09/86
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class               -31.07%          -1.70%         7.02%       10/09/86
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class            2.32%          -7.28%         2.13%       09/19/85
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class             -21.34%          -5.24%         3.33%       01/28/87
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class      -10.56%           2.32%        10.81%       01/03/95
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:            -22.89%          -7.59%         3.56%       01/03/95
Service Class
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service            N/A             N/A       -21.85%       02/20/02
Class
---------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                      -26.08%          -5.52%        -5.06%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I               -16.36%           3.92%         3.67%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I            1.93%           0.23%         0.62%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I           -16.29%             N/A       -20.42%       08/30/00
---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                                                                                         10 Years
                                                                                       to 12/31/02     Date Option
                                                             1 Year        5 Years      or Life of      Effective
                   Sub-Account Option                      to 12/31/02   to 12/31/02      Option
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund:          -12.50%             N/A       -12.42%       12/28/01
Class I
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class I     -20.25%             N/A       -10.53%       12/29/00
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications     -43.50%             N/A       -43.63%       06/30/00
Fund: Class I
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund: Class I           -25.84%             N/A       -25.69%       12/28/01
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I              9.60%           5.99%         6.02%       11/08/82
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                     -29.61%         -13.69%         0.70%       04/15/92
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I       -25.05%             N/A       -28.71%       08/30/00
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative        -0.85%             N/A        -0.55%       12/12/01
Fund
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately          -5.35%             N/A        -4.57%       12/12/01
Conservative Fund
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund      -10.73%             N/A        -9.57%       12/12/01
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately         -15.66%             N/A       -14.10%       12/12/01
Aggressive Fund
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive         -19.52%             N/A       -17.69%       12/12/01
Fund
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I             -37.80%          -5.88%        -5.34%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                -0.05%           2.89%         3.07%       11/10/81
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Fund: Class I                 -18.39%          -3.29%         6.13%       11/08/82
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class I          -6.89%             N/A        -6.89%       12/31/01
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I        -24.75%             N/A       -24.77%       12/31/01
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I          -26.32%          -6.09%        -5.72%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                    -34.12%             N/A        -0.66%       05/03/99
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I                     -28.07%           3.87%         3.37%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                       -18.36%           2.79%         8.85%       10/23/95
---------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I                -13.41%          -2.94%        -2.61%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I          -26.29%          -6.62%        -6.16%       10/31/97
---------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                 -43.57%             N/A       -47.28%       06/30/00
---------------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I          5.87%           2.92%         2.99%       10/31/97
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:        -16.98%           5.62%         9.25%       05/01/97
Service Shares
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:           -41.67%             N/A       -38.77%       01/18/00
Service Shares
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:        -26.69%          -1.19%         6.82%       05/02/94
Service Shares
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                     -27.37%           0.81%         1.74%       11/03/97
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I      -30.22%          -0.17%         2.92%       11/03/97
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                     -25.09%          -4.85%         6.13%       03/22/94
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            -28.69%          -3.12%         5.32%       08/15/86
Aggressive Growth Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            -27.77%           1.02%         8.78%       04/03/85
Capital Appreciation Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global     -23.11%           4.10%        10.52%       11/12/90
Securities Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                                                                                         10 Years
                                                                                       to 12/31/02     Date Option
                                                             1 Year        5 Years      or Life of      Effective
                   Sub-Account Option                      to 12/31/02   to 12/31/02      Option
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main       -19.81%          -4.45%         7.33%       07/05/95
Street Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.: Investor Class            -27.73%           1.56%         9.39%       05/08/92
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging            7.86%           3.11%         2.82%       06/16/97
Markets Debt Portfolio: Class I
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap           -32.02%             N/A       -14.77%       10/18/99
Growth Portfolio: Class I
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real          -2.03%           3.04%         5.37%       03/03/97
Estate Portfolio: Class I
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging       -4.12%          -7.24%        -4.14%       12/21/95
Markets Fund
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard           -4.05%          -5.33%         3.74%       09/01/89
Assets Fund
---------------------------------------------------------------------------------------------------------------------



The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, and Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: Class I were added to the variable account effective May 1, 2003. Therefore, no sub-account performance is available.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

APPENDIX A: INVESTMENT OPTIONS

The investment options listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Investment Option Annual Operating Expenses are expenses that are deducted from investment option assets, including management fees, distribution (12b-1) fees, and other expenses.

Please refer to the prospectus for each investment option for more detailed information.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This investment option is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.35%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.


DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.27%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.64%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS

This investment option is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.52%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment option operates under an expense cap of 1.41%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.40%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment option operates under an expense cap of 1.40%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.30%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment option operates under an expense cap of 1.30%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.38%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.24%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.20%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.30%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, growth of capital.  The Fund invests in a target
CONSERVATIVE FUND                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE FUND                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Investment Option             0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------


*The investment options operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until May 1, 2003. The Investor Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment option operates under an expense cap of 1.18%. The expense cap is guaranteed to remain in effect until July 1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment option operates under an expense cap of 1.18%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I
This investment option is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.16%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.


GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS I
This investment option is not available in connection with contracts for which good order applications are (or were) received on or after January 25, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.05%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


*The investment option operates under an expense cap of 1.05%. The expense cap is guaranteed to remain in effect until July 1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.91%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------




OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.68%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.66%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          0.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.38%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.09%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.22%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This investment option is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.28%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.05%. The investment adviser may discontinue the reimbursements and waivers at any time.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.12%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, total investment option annual operating expenses are 1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND
This investment option is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.36%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, excluding interest expense, total investment option annual operating expenses are 1.30%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND
This investment option is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Investment Option                          1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the investment option. Net of such waivers and reimbursements, excluding interest expense, total investment option annual operating expenses are 1.20%. The investment adviser may discontinue the reimbursements and waivers at any time.

APPENDIX B: FIXED ANNUITY PAYMENTS


The contracts described in this prospectus are combination fixed and variable immediate annuity contracts. This appendix discusses those interests under the contracts that relate to fixed annuity payments.

Interests in fixed annuity payments purchased under the contracts are supported by Nationwide's general account. In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the following disclosures have not been reviewed by the SEC.

FIXED ANNUITY PAYMENT ALLOCATIONS UNDER THE CONTRACT

Contract owners not allocating all of their single purchase payment to the variable account for the purchase of variable annuity payments may allocate their single purchase payment to Nationwide's general account for the purchase of fixed annuity payments. Alternatively, contract owners may allocate their single purchase payment to the general account and the variable account for the purchase of a combination of fixed and variable annuity payments.

Amounts originally allocated for the purchase of variable annuity payments may not be reallocated to the general account to purchase fixed annuity payments; similarly, amounts originally allocated for the purchase of fixed annuity payments may not be reallocated to the variable account to purchase variable annuity payments.

DETERMINATION OF FIXED ANNUITY PAYMENTS

Fixed annuity payments are level, meaning that each payment received will be the same as long as no (non-annuity payment) withdrawals are taken as permitted under some term certain annuity income options. Fixed annuity payments may also be reduced under the terms of the income option elected. For example, under the joint and last survivor income option, annuity payments continuing to a survivor after the death of either the annuitant or joint annuitant may be reduced if the contract owner selected a continuation percentage of less than 100%. Other income options may provide for similar reductions in fixed annuity payments.

When the contract owner allocates all or part of the single purchase payment for the purchase of fixed annuity payments, the amount of such payments will be determined by Nationwide, based on the following factors:

o the amount/portion of the single purchase payment allocated for the purchase of fixed annuity payments;

o    the age and sex of the annuitant (and joint annuitant, if any);

o    the income option elected;

o    the frequency of annuity payments (monthly, quarterly, etc.);

o    the income start date;

o    the deduction of applicable premium taxes; and

o    the date the contract was issued.

These factors will allow Nationwide to determine the level of fixed annuity payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.

FIXED ANNUITY PAYMENTS AND THE ANNUITY INCOME OPTIONS

Fixed annuity payments may be purchased in conjunction with any of the income options available under the contract.

COMMUTATION VALUE OF FIXED ANNUITY PAYMENTS

Under certain circumstances, it may be necessary to "commute" the value of fixed annuity payments. The commutation value of fixed annuity payments is the value of future guaranteed fixed annuity payments that are converted mathematically into a lump sum. This is commonly referred to as a "present value" calculation. There are two basic purposes for which it may be necessary to calculate the commutation value of fixed annuity payments.

First, under term certain income options, the contract owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments. In order to know what can be withdrawn from allocations for fixed annuity payments, it is necessary to know the commutation value of fixed annuity payments at the time the withdrawal is taken. (It is important to understand that partial withdrawals of this nature will reduce on-going fixed annuity payments subsequent to the withdrawal, and a CDSC may apply as well - see the following section.)

Second, for those income options that provide a death benefit based on commutation values, the commutation value of remaining fixed annuity payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as fixed annuity payments are concerned.

It may also be necessary to calculate the commutation value of fixed annuity payments when a contract owner and/or annuitant dies prior to the income start date.

The Adjusted Contract Rate

For purposes of calculating the commutation value of guaranteed fixed annuity payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.

The adjusted contract rate is equal to the commutation value interest rate (which is a rate of interest established and identified in the contract specification pages which are provided to all contract owners upon the purchase of a contract), plus the interest rate adjustment.

The interest rate adjustment is equal to;

                             CMT(c) - CMT(i); where

CMT(c)= the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation); and


CMT(i)= the 10-year Constant Maturity Treasury (CMT) rate in effect on the date of issue of the contract.


The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis. These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.

If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.

CONTINGENT DEFERRED SALES CHARGES (CDSC)

Under term certain income options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken. Nationwide may assess a CDSC if such withdrawals are taken.

The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn. The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

CDSC may be assessed based on amounts withdrawn from variable annuity payment allocations as well as fixed annuity payment allocations.



                       CDSC PERCENTAGES
------------------------------ --------------------------
  NUMBER OF COMPLETED YEARS         CDSC PERCENTAGE
     FROM DATE OF ISSUE
------------------------------ --------------------------
              1                           6%
------------------------------ --------------------------
              2                           6%
------------------------------ --------------------------
              3                           5%
------------------------------ --------------------------
              4                           5%
------------------------------ --------------------------
              5                           4%
------------------------------ --------------------------
              6                           3%
------------------------------ --------------------------
              7                           2%
------------------------------ --------------------------
         Thereafter                       0%
------------------------------ --------------------------

APPENDIX C:  ILLUSTRATION OF VARIABLE ANNUITY INCOME


The following charts demonstrate how the assumed investment return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time. Variable income will increase from one income start date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen. Variable income will decrease if the annualized net rate of return is less than the AIR. The first variable annuity payment will be lower if the contract owner selected a 3.5% AIR than if the contract owner selected a 5.0% AIR. However, subsequent variable annuity payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.

Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR. The 6.0% AIR may not be available in all states. (Check with your registered representative regarding availability.) The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return. These are hypothetical rates of return. Nationwide does not guarantee that the contract will earn these returns. The charts are for illustrative purposes only. They do not represent past or future investment returns.

A contract owner's variable annuity income will differ from the income shown if the actual returns of the investment options selected are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate. The total amount of variable annuity income actually received will depend on the cumulative investment returns of the investment options chosen, the contract owner's life span, and the income option chosen. The annuitant's age and sex will also affect the level of annuity payments.

The variable income amounts shown reflect the deduction of all fees and expenses. Actual investment option fees and expenses will vary from year to year and from investment option to investment option. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each investment option will incur expenses at an average annualized rate of 0.95% of the average daily net assets of the investment option. The insurance charges are calculated at an annualized rate of 1.25% of the average daily net assets of the variable account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68% and 9.55%, respectively.

                                  ASSUMPTIONS:
                             Annuitant: Male, Age 70
                             Date of Birth: 01/01/30
                        Annuity Purchase Amount: $100,000
             Income Option: Single Life with a 10 Year Term Certain
                           Income Start Date: 01/01/00
                        Variable Annuity Percentage: 100%
                           Payment Frequency: Monthly


                                  [LINE GRAPH]

                         ILLUSTRATED GROSS RETURN 0.00%

       Assumed Gross Return                      0.00%                         0.00%                          0.00%
Assumed (avg) Fund Mgmt Fee                      0.95%                         0.95%                          0.95%
    Variable Account Charge                      1.25%                         1.25%                          1.25%
               Net Return                       -2.19%                        -2.19%                         -2.19%
               AIR                                3.5%                          5.0%                           6.0%

           First                                Monthly                       Monthly                        Monthly
         Payment in                             Payment                       Payment                        Payment
            Year                                Amount                        Amount                         Amount
              1                                   643                           726                            783
              2                                   608                           676                            723
              3                                   574                           630                            667
              4                                   543                           587                            615
              5                                   513                           547                            568
              6                                   485                           509                            524
              7                                   458                           474                            483
              8                                   433                           442                            446
              9                                   409                           412                            412
             10                                   387                           383                            380
             11                                   365                           357                            350
             12                                   345                           333                            323
             13                                   326                           310                            298
             14                                   308                           289                            275
             15                                   291                           269                            254
             16                                   275                           251                            234
             17                                   260                           233                            216
             18                                   246                           217                            200
             19                                   232                           203                            184
             20                                   220                           189                            170
             21                                   208                           176                            157
             22                                   196                           164                            145
             23                                   185                           153                            134
             24                                   175                           142                            123
             25                                   166                           132                            114

                                  [LINE GRAPH]

                         ILLUSTRATED GROSS RETURN 6.00%

       Assumed Gross Return                      6.00%                         6.00%                          6.00%
Assumed (avg) Fund Mgmt Fee                      0.95%                         0.95%                          0.95%
    Variable Account Charge                      1.25%                         1.25%                          1.25%
               Net Return                        3.68%                         3.68%                          3.68%
               AIR                                3.5%                          5.0%                           6.0%

           First                                Monthly                       Monthly                        Monthly
         Payment in                             Payment                       Payment                        Payment
            Year                                Amount                        Amount                         Amount
              1                                   643                           726                            783
              2                                   644                           717                            766
              3                                   645                           708                            749
              4                                   646                           699                            733
              5                                   647                           690                            717
              6                                   649                           682                            701
              7                                   650                           673                            686
              8                                   651                           664                            671
              9                                   652                           656                            656
             10                                   653                           648                            642
             11                                   654                           640                            628
             12                                   655                           632                            614
             13                                   657                           624                            600
             14                                   658                           616                            587
             15                                   659                           608                            574
             16                                   660                           601                            562
             17                                   661                           593                            550
             18                                   662                           586                            538
             19                                   663                           578                            526
             20                                   665                           571                            514
             21                                   666                           564                            503
             22                                   667                           557                            492
             23                                   668                           550                            481
             24                                   669                           543                            471
             25                                   670                           536                            460

                                  [LINE GRAPH]

                         ILLUSTRATED GROSS RETURN 12.00%


       Assumed Gross Return                     12.00%                        12.00%                         12.00%
Assumed (avg) Fund Mgmt Fee                      0.95%                         0.95%                          0.95%
    Variable Account Charge                      1.25%                         1.25%                          1.25%
               Net Return                        9.55%                         9.55%                          9.55%
               AIR                                3.5%                          5.0%                           6.0%

           First                                Monthly                       Monthly                        Monthly
         Payment in                             Payment                       Payment                        Payment
            Year                                Amount                        Amount                         Amount
              1                                   643                           726                            783
              2                                   681                           757                            809
              3                                   720                           790                            836
              4                                   762                           825                            864
              5                                   807                           860                            893
              6                                   854                           898                            923
              7                                   904                           936                            954
              8                                   957                           977                            986
              9                                  1013                          1019                           1019
             10                                  1072                          1063                           1053
             11                                  1135                          1110                           1088
             12                                  1201                          1158                           1125
             13                                  1271                          1208                           1163
             14                                  1346                          1260                           1201
             15                                  1424                          1315                           1242
             16                                  1507                          1372                           1283
             17                                  1596                          1431                           1326
             18                                  1689                          1493                           1371
             19                                  1788                          1558                           1417
             20                                  1892                          1625                           1464
             21                                  2003                          1696                           1513
             22                                  2120                          1769                           1564
             23                                  2244                          1846                           1616
             24                                  2375                          1926                           1670
             25                                  2513                          2009                           1726

APPENDIX D: DETERMINATION OF THE HIGHEST VARIABLE PAYMENT AMOUNT FOR THE ENHANCED DEATH BENEFIT CALCULATION WHEN PARTIAL WITHDRAWALS HAVE BEEN TAKEN

The following scenario sets forth how the highest annuity payment is determined for purposes of calculating the enhanced death benefit. In the example, the contract owner takes 2 partial withdrawals after the income start date. Note: the partial withdrawal amounts stated have not yet been reduced for any applicable CDSC.

Assume the following sequence of events:

1) Nationwide pays the first five variable annuity payments to the annuitant as scheduled. Just after the fifth variable annuity payment is made, the contract owner's variable account value is $80,000.

2) The contract owner takes a partial withdrawal of $20,000 from the variable account value. As a result of the withdrawal, Nationwide reduces subsequent variable annuity payments proportionally.

3) Nationwide pays the sixth and seventh variable annuity payments. Just after the seventh variable annuity payment is made, the contract owner's variable account value is $59,000.

4) The contract owner takes a partial withdrawal of $5,000 from the variable account value. As a result of the withdrawal, Nationwide reduces subsequent variable annuity payments proportionally.

5)   Nationwide pays the eighth and ninth variable annuity payments.

6) The annuitant dies at age 79 just after Nationwide pays the ninth variable annuity payment.


In order to find the highest adjusted variable annuity payment under the enhanced death benefit calculation, the actual variable annuity payments are proportionally reduced to reflect the partial withdrawals. Consequently, the following adjustments would be made to the variable annuity payments to determine the adjusted variable annuity payment amount for the enhanced death benefit calculation:

1) Adjustment to Variable Annuity Payments 1 through 5: The actual variable annuity payment amount would be multiplied by [(1 - $20,000/$80,000) x (1 - $5,000/$59,000)]. For example, for enhanced death benefit calculation purposes, the calculation for variable annuity payment 1 would be $500.00 x [(1 - 0.25) x (1 - 0.084745)] or $500.00 x 0.686441 or $343.22.

2) Adjustment to Variable Annuity Payments 6 and 7: The actual variable annuity payment amount would be multiplied by (1 - $5,000/$59,000). For example, for enhanced death benefit calculation purposes, the calculation for variable annuity payment 6 would be $386.25 x (1 - 0.084745) or $386.25 x 0.915255 or $353.52.



The following table shows the actual annuity payments and the adjusted annuity payments for enhanced death benefit calculation purposes.

------------------------------------ --------------------------------------- -----------------------------------------
                                                                                Adjusted Variable Annuity Payment
  Variable Annuity Payment Number               Variable Annuity                Amount for Enhanced Death Benefit
                                                 Payment Amount                            Calculation
------------------------------------ --------------------------------------- -----------------------------------------
                 1                                    $500.00                                  $343.22
------------------------------------ --------------------------------------- -----------------------------------------
                 2                                    $515.00                                  $353.52
------------------------------------ --------------------------------------- -----------------------------------------
                 3                                    $505.00                                  $346.65
------------------------------------ --------------------------------------- -----------------------------------------
                 4                                    $510.00                                  $350.08
------------------------------------ --------------------------------------- -----------------------------------------
                 5                                    $520.00                                  $356.95
------------------------------------ --------------------------------------- -----------------------------------------
                 6                                    $386.25                                  $353.52
------------------------------------ --------------------------------------- -----------------------------------------
                 7                                    $393.75                                  $360.38
------------------------------------ --------------------------------------- -----------------------------------------
                 8                                    $363.81                                  $363.81
------------------------------------ --------------------------------------- -----------------------------------------
                 9                                    $356.95                                  $356.95
------------------------------------ --------------------------------------- -----------------------------------------

Thus, the highest variable annuity payment to be used for calculating the enhanced death benefit in this example is $363.81.

APPENDIX E: CONDENSED FINANCIAL INFORMATION
Annuity income unit values for the units outstanding throughout the period.

                    NO OPTIONAL BENEFIT ELECTED (TOTAL 1.25%)
   (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------ -------------------- ------------------- ------------
                            ANNUITY INCOME     ANNUITY INCOME     PERCENT CHANGE IN   NUMBER OF ANNUITY      YEAR
INVESTMENT OPTION           UNIT VALUE AT       UNIT VALUE AT      ANNUITY INCOME      INCOME UNITS AT
                             BEGINNING OF       END OF PERIOD        UNIT VALUE         END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
American Century               11.571520           9.213262           -20.38%              3,485             2002
Variable Portfolios,           12.787029          11.571520            -9.51%              2,356             2001
Inc. - American Century        14.485724          12.787029           -11.73%              1,110             2000
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
American Century               10.145818           7.977821           -21.37%                618             2002
Variable Portfolios,           14.507647          10.145818           -30.07%                  0             2001
Inc. - American Century        17.662250          14.507647           -17.86%                899             2000
VP International Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
American Century               10.000000           7.971013           -20.29%                  0             2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
American Century               14.630021          12.623723           -13.71%              3,076             2002
Variable Portfolios,           13.132406          14.630021            11.40%              3,876             2001
Inc. - American Century        11.255628          13.132406            16.67%                246             2000
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
Credit Suisse Trust -          13.145064           9.982657           -24.06%                  0             2002
Large Cap Value                13.187744          13.145064            -0.32%                  0             2001
Portfolio - Q/NQ               12.261224          13.187744             7.56%                  0             2000
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
Dreyfus Investment             10.000000           7.610820           -23.89%             17,848             2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
The Dreyfus Socially           11.006915           7.722981           -29.84%                261             2002
Responsible Growth             14.397461          11.006915           -23.55%                  0             2001
Fund, Inc.: Initial            16.386683          14.397461           -12.14%                  0             2000
Shares - Q/NQ
------------------------- ------------------- ------------------ -------------------- ------------------- ------------



------------------------- ------------------- ------------------ -------------------- ------------------- ------------
                            ANNUITY INCOME     ANNUITY INCOME     PERCENT CHANGE IN   NUMBER OF ANNUITY      YEAR
INVESTMENT OPTION           UNIT VALUE AT       UNIT VALUE AT      ANNUITY INCOME      INCOME UNITS AT
                             BEGINNING OF       END OF PERIOD        UNIT VALUE         END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
Dreyfus Stock Index            11.440825           8.771190            -23.33%            41,029             2002
Fund, Inc.: Initial            13.193664          11.440825            -13.29%             7,028             2001
Shares - Q/NQ                  14.726559          13.193664            -10.41%             2,351             2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Dreyfus Variable               11.803122           9.707308            -17.76%              1,613            2002
Investment Fund                13.180436          11.803122            -10.45%              2,042            2001
-Appreciation                  13.433832          13.180436             -1.89%                  0            2000
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Federated Insurance            11.386105          12.290233              7.94%              3,950            2002
Series - Federated             10.675429          11.386105              6.66%             22,058            2001
Quality Bond Fund II:           9.787093          10.675429              9.08%                410            2000
Primary Shares - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Fidelity Variable              12.462000          10.214304            -18.04%              8,231            2002
Insurance Products Fund        13.297371          12.462000             -6.28%              4,899            2001
- VIP Equity-Income            12.432231          13.297371              6.96%              5,641            2000
Portfolio: Service
Class - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Fidelity Variable              12.587267           8.676036            -31.07%              2,849            2002
Insurance Products Fund        15.494279          12.587267            -18.76%              6,608            2001
- VIP Growth Portfolio:        17.641868          15.494279            -12.17%             21,563            2000
Service Class - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Fidelity Variable               7.367024           7.538157              2.32%                653            2002
Insurance Products Fund         8.468211           7.367024            -13.00%                230            2001
- VIP High Income              11.080460           8.468211            -23.58%              1,540            2000
Portfolio: Service
Class - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Fidelity Variable               9.862700           7.757996            -21.34%                  0            2002
Insurance Products Fund        12.687275           9.862700            -22.26%                436            2001
- VIP Overseas                 15.890221          12.687275            -20.16%                346            2000
Portfolio: Service
Class - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Fidelity Variable              12.315058          11.014882            -10.56%              2,705            2002
Insurance Products Fund        14.231074          12.315058            -13.46%              3,466            2001
II - VIP II Contrafund(R)      15.447579          14.231074             -7.88%             16,651            2000
Portfolio: Service
Class - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------



------------------------- ------------------- ------------------ -------------------- ------------------- ------------
                            ANNUITY INCOME     ANNUITY INCOME     PERCENT CHANGE IN   NUMBER OF ANNUITY      YEAR
INVESTMENT OPTION           UNIT VALUE AT       UNIT VALUE AT      ANNUITY INCOME      INCOME UNITS AT
                             BEGINNING OF       END OF PERIOD        UNIT VALUE         END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
Fidelity Variable               8.829438           6.808058            -22.89%                  0            2002
Insurance Products Fund        10.450878           8.829438            -15.51%                  0            2001
III - VIP III Growth           12.777351          10.450878            -18.21%                  0            2000
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Fidelity Variable              10.000000           7.446470            -25.54%                  0            2002
Insurance Products Fund
III - VIP III - Value
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Comstock GVIT             10.684106           7.897653            -26.08%              1,229            2002
Value Fund: Class I -          12.317063          10.684106            -13.26%                  0            2001
Q/NQ                           13.954430          12.317063            -11.73%                  0            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Dreyfus GVIT Mid          16.226571          13.571367            -16.36%              3,391            2002
Cap Index Fund: Class I        16.650563          16.226571             -2.55%              2,951            2001
- Q/NQ                         14.634711          16.650563             13.77%                458            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Federated GVIT            10.027593          10.221629              1.94%                241            2002
High Income Bond Fund:          9.744373          10.027593              2.91%              7,295            2001
Class I - Q/NQ                 10.757403           9.744373             -9.42%              1,338            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT              8.132085           6.807349            -16.29%                  0            2002
Emerging Markets Fund:          8.685889           8.132085             -6.38%              1,504            2001
Class I - Q/NQ                 10.000000           8.685889            -13.14%                  0            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT             10.000000           8.591229            -14.09%                  0            2002
Global Financial
Services Fund: Class I
- Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT             10.000000           8.270129            -17.30%                  0            2002
Global Health Sciences
Fund: Class I - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT              3.392912           1.917037            -43.50%                  0            2002
Global Technology and           5.999315           3.392912            -43.45%                  0            2001
Communications Fund:           10.000000           5.999315            -40.01%                  0            2000
Class I - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------



------------------------- ------------------- ------------------ -------------------- ------------------- ------------
                            ANNUITY INCOME     ANNUITY INCOME     PERCENT CHANGE IN   NUMBER OF ANNUITY      YEAR
INVESTMENT OPTION           UNIT VALUE AT       UNIT VALUE AT      ANNUITY INCOME      INCOME UNITS AT
                             BEGINNING OF       END OF PERIOD        UNIT VALUE         END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           8.611019            -13.89%                  0            2002
Global Utilities Fund:
Class I - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT             11.546116          12.654152              9.60%              3,457            2002
Government Bond Fund:          10.902126          11.546116              5.91%             25,716            2001
Class I - Q/NQ                  9.809384          10.902126             11.14%                403            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT              6.568981           4.623680            -29.61%                  0            2002
Growth Fund: Class I -          9.257262           6.568981            -29.04%                  0            2001
Q/NQ                           12.759401           9.257262            -27.45%                  0            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT              6.496891           4.869101            -25.05%              1,209            2002
International Growth            9.221767           6.496891            -29.55%                  0            2001
Fund: Class I - Q/NQ           10.000000           9.221767             -7.78%                  0            2000


------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT             10.000000           9.933326            -0.67%              1,953             2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT             10.000000           9.530058            -4.70%             35,027             2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT             10.000000           9.033690            -9.66%                  0             2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT             10.000000           8.586354           -14.14%                341             2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT             10.000000           8.234496            -17.66%                  0            2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------



------------------------- ------------------- ------------------ -------------------- ------------------- ------------
                            ANNUITY INCOME     ANNUITY INCOME     PERCENT CHANGE IN   NUMBER OF ANNUITY      YEAR
INVESTMENT OPTION           UNIT VALUE AT       UNIT VALUE AT      ANNUITY INCOME      INCOME UNITS AT
                             BEGINNING OF       END OF PERIOD        UNIT VALUE         END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         13.074320           8.131671              -37.80%                0            2002
Cap Growth Fund: Class         18.999657          13.074320              -31.19%               63            2001
I - Q/NQ                       22.735718          18.999657              -16.43%                0            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT             11.228670          11.222643               -0.05%           21,700            2002
Money Market Fund:             10.976083          11.228670                2.30%           15,295            2001
Class I* - Q/NQ                10.482530          10.976083                4.71%           25,012            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT             10.636664           8.680809              -18.39%                0            2002
Nationwide Fund: Class         12.216049          10.636664              -12.93%            7,938            2001
I - Q/NQ                       12.637807          12.216049               -3.34%            7,132            2000


------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT             10.000000           8.381556            -16.18%              355            2002
Nationwide Leaders
Fund: Class I - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT U.S.        10.000000           8.157293              -18.43%                0            2002
Growth Leaders Fund:
Class I - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Gartmore GVIT              9.897097           7.291847              -26.32%                0            2002
Worldwide Leaders Fund:        12.345376           9.897097              -19.83%            1,528            2001
Class I - Q/NQ                 14.257588          12.345376              -13.41%              729            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT GVIT Small Cap            14.818626           9.762003              -34.12%                0            2002
Growth Fund: Class I -         16.831886          14.818626              -11.96%              609            2001
Q/NQ                           20.331712          16.831886              -17.21%              162            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT GVIT Small Cap            22.097595          15.893715              -28.07%              831            2002
Value Fund: Class I -          17.445777          22.097595               26.66%            2,438            2001
Q/NQ                           15.886176          17.445777                9.82%              912            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT GVIT Small Company        16.928867          13.820149              -18.36%              918            2002
Fund: Class I - Q/NQ           18.376589          16.928867               -7.88%            3,101            2001
                               17.087592          18.376589                7.54%            9,065            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT J.P. Morgan GVIT          10.042076           8.695502              -13.41%              681            2002
Balanced Fund: Class I         10.557899          10.042076               -4.89%            1,951            2001
- Q/NQ                         10.728485          10.557899               -1.59%              851            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Nationwide GVIT           12.122397           8.935027              -26.29%                0            2002
Strategic Value Fund:          12.690016          12.122397               -4.47%                0            2001
Class I - Q/NQ                 11.941061          12.690016                6.27%                0            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------



*The 7 day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.31%.


------------------------- ------------------- ------------------ -------------------- ------------------- ------------
                            ANNUITY INCOME     ANNUITY INCOME     PERCENT CHANGE IN   NUMBER OF ANNUITY      YEAR
INVESTMENT OPTION           UNIT VALUE AT       UNIT VALUE AT      ANNUITY INCOME      INCOME UNITS AT
                             BEGINNING OF       END OF PERIOD        UNIT VALUE         END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
GVIT Turner GVIT Growth         3.807695           2.148538              -43.57%                0            2002
Focus Fund: Class I -           6.324975           3.807695              -39.80%            1,012            2001
Q/NQ                           10.000000           6.324975              -36.75%                0            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
GVIT Van Kampen GVIT           11.274938          11.936481                5.87%            1,657            2002
Multi Sector Bond Fund:        10.959378          11.274938                2.88%           14,572            2001
Class I - Q/NQ                 10.503468          10.959378                4.34%                0            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Janus Aspen Series -            6.283990           5.216955              -16.98%            1,195            2002
Capital Appreciation            8.141323           6.283990              -22.81%            2,245            2001
Portfolio: Service             10.000000           8.141323              -18.59%           17,732            2000
Shares-Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Janus Aspen Series -            4.027049           2.348897              -41.67%                0            2002
Global Technology               6.506406           4.027049              -38.11%                0            2001
Portfolio: Service             10.000000           6.506406              -34.94%            2,574            2000
Shares-Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Janus Aspen Series -            6.183160           4.533041             -26.69%                 0            2002
International Growth            8.178071           6.183160             -24.39%             4,295            2001
Portfolio: Service             10.000000           8.178071             -18.22%             6,933            2000
Shares-Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Neuberger Berman AMT           13.566133           9.853218             -27.37%                 0            2002
Guardian Portfolio -           13.949218          13.566133              -2.75%             1,924            2001
Q/NQ                           13.966839          13.949218              -0.13%                 0            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Neuberger Berman AMT           14.157405           9.878424             -30.22%             1,662            2002
Mid-Cap Growth                 19.027345          14.157405             -25.59%             2,860            2001
Portfolio: Class I -           20.820318          19.027345              -8.61%             3,860            2000
Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Neuberger Berman AMT          11.957935            8.957418             -25.09%               226            2002
Partners Portfolio -          12.462618           11.957935              -4.05%             8,273            2001
Q/NQ                          12.531553           12.462618              -0.55%                 0            2000


------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Oppenheimer Variable          13.978216            9.967175             -28.69%                 0            2002
Account Funds -               20.596567           13.978216             -32.13%                 0            2001
Oppenheimer Aggressive        23.496887           20.596567             -12.34%             4,147            2000
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------



------------------------- ------------------- ------------------ -------------------- ------------------- ------------
                            ANNUITY INCOME     ANNUITY INCOME     PERCENT CHANGE IN   NUMBER OF ANNUITY      YEAR
INVESTMENT OPTION           UNIT VALUE AT       UNIT VALUE AT      ANNUITY INCOME      INCOME UNITS AT
                             BEGINNING OF       END OF PERIOD        UNIT VALUE         END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
Oppenheimer Variable          15.170607         10.957031               -27.77%               278            2002
Account Funds -               17.574219         15.170607               -13.68%            13,935            2001
Oppenheimer Capital           17.836627         17.574219                -1.47%             4,021            2000
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Oppenheimer Variable            8.267491         6.356923               -23.11%             4,395            2002
Account Funds -                 9.518646         8.267491               -13.14%            15,697            2001
Oppenheimer Global             10.000000         9.518646                -4.81%            16,998            2000
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Oppenheimer Variable          11.667724          9.355937               -19.81%             6,111            2002
Account Funds -               13.152642         11.667724               -11.29%             2,341            2001
Oppenheimer Main Street       14.599387         13.152642                -9.91%            10,114            2000
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Strong Opportunity Fund        9.313641          6.730519               -27.73%               452            2002
II, Inc.: Investor             9.772739          9.313641                -4.70%             4,371            2001
Class - Q/NQ                  10.000000          9.772739                -2.27%                 0            2000
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
The Universal                 17.415214         18.783491                 7.86%               358            2002
Institutional Funds,          16.018934         17.415214                 8.72%               432            2001
Inc. - Emerging Markets       14.562396         16.018934                10.00%                 0            2000
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
The Universal                  6.014503          4.088676               -32.02%                 0            2002
Institutional Funds,           8.617166          6.014503               -30.20%               501            2001
Inc. - Mid Cap Growth         10.000000          8.617166               -13.83%                 0            2000
Portfolio: Class I -
Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
The Universal                 14.055442         13.770483                -2.03%             2,104            2002
Institutional Funds,          12.959009         14.055442                 8.46%             2,011            2001
Inc. - U.S. Real Estate       12.466313         12.959009                 3.95%             2,013            2000
Portfolio: Class I -
Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------
Van Eck Worldwide             13.320519         12.772187                -4.12%                 0            2002
Insurance Trust -             13.739047         13.320519                -3.05%                 0            2001
Worldwide Emerging            23.931619         13.739047               -42.59%                 0            2000
Markets Fund - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------



------------------------- ------------------- ------------------ -------------------- ------------------- ------------
                            ANNUITY INCOME     ANNUITY INCOME     PERCENT CHANGE IN   NUMBER OF ANNUITY      YEAR
INVESTMENT OPTION           UNIT VALUE AT       UNIT VALUE AT      ANNUITY INCOME      INCOME UNITS AT
                             BEGINNING OF       END OF PERIOD        UNIT VALUE         END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------ -------------------- ------------------- ------------
Van Eck Worldwide             12.298301         11.800336                -4.05%                 0            2002
Insurance Trust -             13.907561         12.298301               -11.57%               353            2001
Worldwide Hard Assets         12.641312         13.907561                10.02%                 0            2000
Fund - Q/NQ
------------------------- ------------------ ------------------- --------------------- ------------------ ------------



The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 23, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, and GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, were added to the variable account on January 25, 2002. Therefore, Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The American Century Variable Portfolios, Inc. - American Century VP Ultra Fund:
Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
Service Shares, Fidelity Variable Insurance Products Fund III - VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Global Financial Services Fund: Class I, GVIT Gartmore GVIT Global Health Sciences Fund: Class I, GVIT Gartmore GVIT Global Utilities Fund: Class I, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I, and GVIT Gartmore GVIT Nationwide Leaders Fund:
Class I were added to the variable account on May 1, 2002. Therefore, Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, and Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: Class I were added to the variable account effective May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFIT ELECTED (TOTAL 1.45%)
   (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
INVESTMENT OPTION           ANNUITY INCOME      ANNUITY INCOME     PERCENT CHANGE     NUMBER OF ANNUITY      YEAR
                            UNIT VALUE AT     UNIT VALUE AT END      IN ANNUITY       INCOME UNITS AT
                             BEGINNING OF         OF PERIOD         INCOME UNIT       END OF PERIOD
                                PERIOD                                 VALUE
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               11.570948            9.194119            -20.54%                0             2002
Variable Portfolios,           12.812521           11.570948             -9.69%                0             2001
Inc. - American Century        14.543892           12.812521            -11.90%                0             2000
VP Income & Growth             12.504468           14.543892             16.31%                0             1999
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               11.146637            8.747002            -21.53%                0             2002
Variable Portfolios,           15.971330           11.146637            -30.21%                0             2001
Inc. - American Century        19.483474           15.971330            -18.03%                0             2000
VP International Fund:         12.051405           19.483474             61.67%                0             1999
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.960197            -20.40%                0             2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               14.255535           12.275645            -13.89%                0             2002
Variable Portfolios,           12.822378           14.255535             11.18%                0             2001
Inc. - American Century        11.012072           12.822378             16.44%                0             2000
VP Value Fund: Class I         11.269864           11.012072             -2.29%                0             1999
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          13.287675           10.070482            -24.21%                0             2002
Large Cap Value                13.358023           13.287675             -0.53%                0             2001
Portfolio - Q/NQ               12.444575           13.358023              7.34%                0             2000
                               11.885603           12.444575              4.70%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment             10.000000            7.600492            -24.00%                0             2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially           10.954608            7.670681            -29.98%                0             2002
Responsible Growth             14.358357           10.954608            -23.71%                0             2001
Fund, Inc.: Initial            16.375184           14.358357            -12.32%                0             2000
Shares - Q/NQ                  12.773638           16.375184             28.20%            8,277             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
INVESTMENT OPTION           ANNUITY INCOME      ANNUITY INCOME     PERCENT CHANGE     NUMBER OF ANNUITY      YEAR
                            UNIT VALUE AT     UNIT VALUE AT END      IN ANNUITY       INCOME UNITS AT
                             BEGINNING OF         OF PERIOD         INCOME UNIT       END OF PERIOD
                                PERIOD                                 VALUE
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index            11.452508            8.762333            -23.49%                0             2002
Fund, Inc.: Initial            13.234124           11.452508            -13.46%                0             2001
Shares - Q/NQ                  14.801530           13.234124            -10.59%                0             2000
                               12.453273           14.801530             18.86%              495             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable               11.898327            9.765754            -17.92%                0             2002
Investment Fund                13.313894           11.898327            -10.63%                0             2001
-Appreciation                  13.597232           13.313894             -2.08%                0             2000
Portfolio: Initial             12.379057           13.597232              9.84%                0             1999
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            11.324824           12.199338              7.72%                0             2002
Series - Federated             10.639621           11.324824              6.44%                0             2001
Quality Bond Fund II:           9.773948           10.639621              8.86%                0             2000
Primary Shares - Q/NQ          10.000000            9.773948             -2.26%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              12.335099           10.089795            -18.20%                0             2002
Insurance Products Fund        13.188860           12.335099             -6.47%                0             2001
- VIP Equity-Income            12.355641           13.188860              6.74%                0             2000
Portfolio: Service             11.799375           12.355641              4.71%              288             1999
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              12.405324            8.533273            -31.21%                0             2002
Insurance Products Fund        15.301552           12.405324            -18.93%                0             2001
- VIP Growth Portfolio:        17.457597           15.301552            -12.35%                0             2000
Service Class - Q/NQ           12.903107           17.457597             35.30%              214             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.420301            7.577300              2.12%                0             2002
Insurance Products Fund         8.546878            7.420301            -13.18%                0             2001
- VIP High Income              11.205978            8.546878            -23.73%              411             2000
Portfolio: Service             10.521282           11.205978              6.51%                0             1999
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.568057            8.295957            -21.50%                0             2002
Insurance Products Fund        13.622435           10.568057            -22.42%                0             2001
- VIP Overseas                 17.095933           13.622435            -20.32%                0             2000
Portfolio: Service             12.176593           17.095933             40.40%                0             1999
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              12.420560           11.086716            -10.74%                0             2002
Insurance Products Fund        14.382315           12.420560            -13.64%                0             2001
II - VIP II Contrafund(R)      15.643260           14.382315             -8.06%                0             2000
Portfolio: Service             12.785888           15.643260             22.53%                0             1999
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
INVESTMENT OPTION           ANNUITY INCOME      ANNUITY INCOME     PERCENT CHANGE     NUMBER OF ANNUITY      YEAR
                            UNIT VALUE AT     UNIT VALUE AT END      IN ANNUITY       INCOME UNITS AT
                             BEGINNING OF         OF PERIOD         INCOME UNIT       END OF PERIOD
                                PERIOD                                 VALUE
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.690341            6.687212            -23.05%                0             2002
Insurance Products Fund        10.307281            8.690341            -15.69%                0             2001
III - VIP III Growth           12.627255           10.307281            -18.37%                0             2000
Opportunities                  12.298659           12.627255              2.67%              285             1999
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.436365            -25.64%                0             2002
Insurance Products Fund
III - VIP III Value
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT             10.539153            7.774693            -26.23%                0             2002
Value Fund: Class I -          12.174767           10.539153            -13.43%                0             2001
Q/NQ                           13.821079           12.174767            -11.91%              414             2000
                               11.835834           13.821079             16.77%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          16.111432           13.447730            -16.53%                0             2002
Cap Index Fund: Class I        16.566203           16.111432             -2.75%                0             2001
- Q/NQ                         14.589957           16.566203             13.55%                0             2000
                               12.243049           14.589957             19.17%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.753315            9.921909              1.73%                0             2002
High Income Bond Fund:          9.497186            9.753315              2.70%                0             2001
Class I - Q/NQ                 10.505688            9.497186             -9.60%                0             2000
                               10.330681           10.505688              1.69%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.111518            6.776365            -16.46%                0             2002
Emerging Markets Fund:          8.681644            8.111518             -6.57%                0             2001
Class I - Q/NQ                 10.000000            8.681644            -13.18%                0             2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.579574            -14.20%                0             2002
Global Financial
Services Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.258905            -17.41%                0             2002
Global Health Sciences
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
INVESTMENT OPTION           ANNUITY INCOME      ANNUITY INCOME     PERCENT CHANGE     NUMBER OF ANNUITY      YEAR
                            UNIT VALUE AT     UNIT VALUE AT END      IN ANNUITY       INCOME UNITS AT
                             BEGINNING OF         OF PERIOD         INCOME UNIT       END OF PERIOD
                                PERIOD                                 VALUE
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.384294            1.908285            -43.61%                0             2002
Global Technology and           5.996363            3.384294            -43.56%                0             2001
Communications Fund:           10.000000            5.996363            -40.04%                0             2000
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.599330            -14.01%                0             2002
Global Utilities Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.106073           12.147237              9.37%                0             2002
Government Bond Fund:          10.508016           11.106073              5.69%                0             2001
Class I - Q/NQ                  9.473867           10.508016             10.92%                0             2000
                                9.844366            9.473867             -3.67%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.548971            4.600232            -29.76%                0             2002
Growth Fund: Class I -          9.247972            6.548971            -29.18%                0             2001
Q/NQ                           12.772360            9.247972            -27.59%                0             2000
                               12.428639           12.772360              2.77%              276             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.480453            4.846917            -25.21%                0             2002
International Growth            9.217263            6.480453            -29.69%                0             2001
Fund: Class I - Q/NQ           10.000000            9.217263             -7.83%                0             2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.914588             -0.85%                0             2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.512081             -4.88%                0             2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.016631             -9.83%                0             2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.570137            -14.30%                0             2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
INVESTMENT OPTION           ANNUITY INCOME      ANNUITY INCOME     PERCENT CHANGE     NUMBER OF ANNUITY      YEAR
                            UNIT VALUE AT     UNIT VALUE AT END      IN ANNUITY       INCOME UNITS AT
                             BEGINNING OF         OF PERIOD         INCOME UNIT       END OF PERIOD
                                PERIOD                                 VALUE
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.218945          -17.81%                  0             2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         13.199389            8.192786            -37.93%                0             2002
Cap Growth Fund: Class         19.220739           13.199389            -31.33%                0             2001
I - Q/NQ                       23.046789           19.220739            -16.60%                0             2000
                               12.657572           23.046789             82.08%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.119112           11.090636             -0.26%                0             2002
Money Market Fund:             10.891167           11.119112              2.09%                0             2001
Class I* - Q/NQ                10.422427           10.891167              4.50%                0             2000
                               10.086763           10.422427              3.33%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.586142            8.622061            -18.55%                0             2002
Nationwide Fund: Class         12.182869           10.586142            -13.11%                0             2001
I - Q/NQ                       12.628895           12.182869             -3.53%                0             2000
                               11.982735           12.628895              5.39%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.370177            -16.30%                0             2002
Nationwide Leaders
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.        10.000000            8.146220            -18.54%                0             2002
Growth Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.219036            7.513762            -26.47%                0             2002
Worldwide Leaders Fund:        12.773009           10.219036            -20.00%                0             2001
Class I - Q/NQ                 14.781243           12.773009            -13.59%                0             2000
                               12.201492           14.781243             21.14%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             14.738777            9.689686            -34.26%                0             2002
Small Cap Growth Fund:         16.775454           14.738777            -12.14%                0             2001
Class I - Q/NQ                 20.304522           16.775454            -17.38%              232             2000
                               10.000000           20.304522            103.05%              199             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             22.607355           16.227347            -28.22%                0             2002
Small Cap Value Fund:          17.884672           22.607355             26.41%                0             2001
Class I - Q/NQ                 16.318704           17.884672              9.60%                0             2000
                               12.952944           16.318704             25.98%              232             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7 day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.51%.


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
INVESTMENT OPTION           ANNUITY INCOME      ANNUITY INCOME     PERCENT CHANGE     NUMBER OF ANNUITY      YEAR
                            UNIT VALUE AT     UNIT VALUE AT END      IN ANNUITY       INCOME UNITS AT
                             BEGINNING OF         OF PERIOD         INCOME UNIT       END OF PERIOD
                                PERIOD                                 VALUE
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             16.962886           13.819838            -18.53%                0             2002
Small Company Fund:            18.451164           16.962886             -8.07%                0             2001
Class I - Q/NQ                 17.191574           18.451164              7.33%                0             2000
                               12.112381           17.191574             41.93%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           9.886012            8.543005            -13.58%                0             2002
Balanced Fund: Class I         10.415037            9.886012             -5.08%                0             2001
- Q/NQ                         10.604669           10.415037             -1.79%            1,303             2000
                               10.668044           10.604669             -0.59%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT           12.572301            9.247825            -26.44%                0             2002
Strategic Value Fund:          13.187886           12.572301             -4.67%                0             2001
Class I - Q/NQ                 12.434581           13.187886              6.06%                0             2000
                               13.017199           12.434581             -4.48%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth         3.798019            2.138725            -43.69%                0             2002
Focus Fund: Class I -           6.321864            3.798019            -39.92%                0             2001
Q/NQ                           10.000000            6.321864            -36.78%                0             2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           10.953304           11.572500              5.65%                0             2002
Multi Sector Bond Fund:        10.668471           10.953304              2.67%                0             2001
Class I - Q/NQ                 10.245290           10.668471              4.13%                0             2000
                               10.236779           10.245290              0.08%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            6.259448            5.186035            -17.15%                0             2002
Capital Appreciation            8.126129            6.259448            -22.97%                0             2001
Portfolio: Service             10.000000            8.126129            -18.74%                0             2000
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.011291            2.334963            -41.79%                0             2002
Global Technology               6.494235            4.011291            -38.23%                0             2001
Portfolio: Service             10.000000            6.494235            -35.06%                0             2000
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            6.159009            4.506173            -26.84%                0             2002
International Growth            8.162793            6.159009            -24.55%                0             2001
Portfolio: Service             10.000000            8.162793            -18.37%            1,526             2000
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           14.108196           10.226131            -27.52%                0             2002
Guardian Portfolio -           14.536223           14.108196             -2.94%                0             2001
Q/NQ                           14.583938           14.536223             -0.33%                0             2000
                               12.875671           14.583938             13.27%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
INVESTMENT OPTION           ANNUITY INCOME      ANNUITY INCOME     PERCENT CHANGE     NUMBER OF ANNUITY      YEAR
                            UNIT VALUE AT     UNIT VALUE AT END      IN ANNUITY       INCOME UNITS AT
                             BEGINNING OF         OF PERIOD         INCOME UNIT       END OF PERIOD
                                PERIOD                                 VALUE
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           14.446438           10.059629            -30.37%                0             2002
Mid-Cap Growth                 19.455564           14.446438            -25.75%                0             2001
Portfolio: Class I -           21.331920           19.455564             -8.80%                0             2000
Q/NQ                           14.065578           21.331920             51.66%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           11.914038            8.906424            -25.24%                0             2002
Partners Portfolio -           12.442244           11.914038             -4.25%                0             2001
Q/NQ                           12.536312           12.442244             -0.75%                0             2000
                               11.847572           12.536312              5.81%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           14.130362           10.055227            -28.84%                0             2002
Account Funds -                20.863367           14.130362            -32.27%                0             2001
Oppenheimer Aggressive         23.849355           20.863367            -12.52%                0             2000
Growth Fund/VA: Initial        13.180191           23.849355             80.95%                0             1999
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           15.649321           11.279831            -27.92%                0             2002
Account Funds -                18.165855           15.649321            -13.85%                0             2001
Oppenheimer Capital            18.474301           18.165855             -1.67%                0             2000
Appreciation Fund/VA:          13.233333           18.474301             39.60%              168             1999
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            8.239576            6.322604            -23.27%                0             2002
Account Funds -                 9.505903            8.239576            -13.32%                0             2001
Oppenheimer Global             10.000000            9.505903             -4.94%                0             2000
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.771303            9.419845            -19.98%                0             2002
Account Funds -                13.296520           11.771303            -11.47%                0             2001
Oppenheimer Main Street        14.788879           13.296520            -10.09%              964             2000
Fund/VA: Initial Class         12.329765           14.788879             19.94%                0             1999
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         9.282194            6.694178            -27.88%                0             2002
II, Inc. : Investor             9.759650            9.282194             -4.89%                0             2001
Class - Q/NQ                   10.000000            9.759650             -2.40%                0             2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
INVESTMENT OPTION           ANNUITY INCOME      ANNUITY INCOME     PERCENT CHANGE     NUMBER OF ANNUITY      YEAR
                            UNIT VALUE AT     UNIT VALUE AT END      IN ANNUITY       INCOME UNITS AT
                             BEGINNING OF         OF PERIOD         INCOME UNIT       END OF PERIOD
                                PERIOD                                 VALUE
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  17.290213           18.610910              7.64%                0             2002
Institutional Funds,           15.936413           17.290213              8.50%                0             2001
Inc. - Emerging Markets        14.516616           15.936413              9.78%                0             2000
Debt Portfolio: Class I        11.385439           14.516616             27.50%                0             1999
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   5.994160            4.066580            -32.16%                0             2002
Institutional Funds,            8.605609            5.994160            -30.35%                0             2001
Inc. - Mid Cap Growth          10.000000            8.605609            -13.94%                0             2000
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  13.532141           13.230935             -2.23%                0             2002
Institutional Funds,           12.501983           13.532141              8.24%                0             2001
Inc. - U.S. Real Estate        10.000000           12.501983              3.90%                0             2000
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              13.812362           13.216913             -4.31%                0             2002
Insurance Trust -              14.275487           13.812362             -3.24%                0             2001
Worldwide Emerging             24.916384           14.275487            -42.71%                0             2000
Markets Fund - Q/NQ            12.623166           24.916384             97.39%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              11.450041           10.964166             -4.24%                0             2002
Insurance Trust -              12.974758           11.450041            -11.75%                0             2001
Worldwide Hard Assets          11.817233           12.974758              9.80%                0             2000
Fund - Q/NQ                     9.909760           11.817233             19.25%                0             1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 23, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive

Fund, and GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, were added to the variable account on January 25, 2002. Therefore, Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The American Century Variable Portfolios, Inc. - American Century VP Ultra Fund:
Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
Service Shares, Fidelity Variable Insurance Products Fund III - VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Global Financial Services Fund: Class I, GVIT Gartmore GVIT Global Health Sciences Fund: Class I, GVIT Gartmore GVIT Global Utilities Fund: Class I, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I, and GVIT Gartmore GVIT Nationwide Leaders Fund:
Class I were added to the variable account on May 1, 2002. Therefore, Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, and Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: Class I were added to the variable account effective May 1, 2003. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2003

         Individual Single Premium Immediate Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2003. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-243-6295, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $129 billion as of December 31, 2002.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract/commutation value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the investment options. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the investment options. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular investment options. These fees in no way affect the net asset value of the investment options or fees paid by the contract owner.

The financial statements of Nationwide Variable Account-9 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2002, 2001 and 2000, no underwriting commissions were paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one annuity unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield for the maximum number of options available as of December 31, 2002 (1.45%) was -0.52%. The GVIT Gartmore GVIT Money Market Fund: Class I's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I. The GVIT Gartmore GVIT Money Market Fund: Class I's seven-day effective yield for the maximum number of options available as of December 31, 2002 (1.45%) was -0.51%.

The GVIT Gartmore GVIT Money Market Fund: Class I's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the GVIT Gartmore GVIT Money Market
Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

Standardized Performance

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 1.45% (the maximum variable account charges if the most expensive optional benefits are chosen) and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $35,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.25%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-9:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:

   Investments at fair value:

      AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         42,270 shares (cost $417,746) ..................................................   $       369,862

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         283,948 shares (cost $2,278,835) ...............................................         2,260,226

      AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         29,288 shares (cost $169,954) ..................................................           153,760

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         1,840 shares (cost $31,159) ....................................................            30,225

      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         30,278 shares (cost $509,674) ..................................................           495,946

      AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         3,575 shares (cost $63,751) ....................................................            60,739

      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         19,793 shares (cost $362,988) ..................................................           321,038

      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         35,679 shares (cost $596,879) ..................................................           576,925

      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         120,578 shares (cost $1,229,949) ...............................................         1,261,251

      Alliance VPSF - Growth & Income Portfolio - Class B (AlGrIncB)
         39,293 shares (cost $659,050) ..................................................           647,948

      Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGrB)
         56,859 shares (cost $1,029,429) ................................................           983,096

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         36,636,080 shares (cost $247,672,822) ..........................................       189,042,171

      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         249,476 shares (cost $1,310,619) ...............................................         1,284,801

      American Century VP - International Fund - Class I (ACVPInt)
         22,581,565 shares (cost $144,777,963) ..........................................       117,649,955

      American Century VP - International Fund - Class III (ACVPInt3)
         6,703,902 shares (cost $38,666,249) ............................................        34,927,330

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         464,411 shares (cost $3,580,911) ...............................................         3,413,424

      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         90,722 shares (cost $686,482) ..................................................           665,902

      American Century VP - Value Fund - Class I (ACVPVal)
         60,664,555 shares (cost $423,721,359) ..........................................       371,267,075

      American Century VP - Value Fund - Class II (ACVPVal2)
         388,621 shares (cost $2,363,539) ...............................................         2,374,477

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      BB&T VIF - Capital Appreciation Fund (BBTCapAp)
         122,531 shares (cost $1,153,348) ...............................................         1,048,865

      BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG)
         155,568 shares (cost $1,277,014) ...............................................         1,118,531

      BB&T VIF - Growth and Income Fund (BBTGrInc)
         141,468 shares (cost $1,544,244) ...............................................         1,397,708

      BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         99,681 shares (cost $838,231) ..................................................           750,599

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         566,727 shares (cost $5,345,198) ...............................................         3,627,053

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         1,311,150 shares (cost $11,266,719) ............................................         8,758,484

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,433,288 shares (cost $17,345,433) ............................................        13,960,227

      Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         20,101 shares (cost $294,081) ..................................................           297,489

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         975,136 shares (cost $9,300,216) ...............................................         9,341,806

      Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         5,160 shares (cost $103,442) ...................................................            97,214

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         6,608,808 shares (cost $230,029,416) ...........................................       124,906,478

      Dreyfus Stock Index Fund - Initial Shares (DryStkIx)
         38,550,807 shares (cost $1,288,468,468) ........................................       866,236,625

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         5,138,958 shares (cost $184,477,403) ...........................................       147,899,218

      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         35,099 shares (cost $1,036,794) ................................................         1,007,705

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         7,422 shares (cost $214,275) ...................................................           210,791

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         6,992 shares (cost $76,489) ....................................................            70,204

      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         8,818 shares (cost $133,428) ...................................................           134,116

      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         100,253 shares (cost $445,845) .................................................           444,123

      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         159,649 shares (cost $1,097,001) ...............................................         1,130,316

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         35,770,430 shares (cost $397,952,062) ..........................................       418,871,738

      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         358,038 shares (cost $4,073,797) ...............................................         4,192,627

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         33,264,307 shares (cost $772,298,285) ..........................................       602,083,952

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         201,267 shares (cost $3,626,862) ...............................................         3,622,805

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         22,934,970 shares (cost $980,175,241) ..........................................       535,302,206

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         64,811 shares (cost $1,552,498) ................................................         1,504,274

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         33,168,792 shares (cost $190,519,759) ..........................................       196,027,560

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         5,475,410 shares (cost $76,316,721) ............................................        59,900,984

      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         142,913 shares (cost $1,597,679) ...............................................         1,557,757

      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         1,638,084 shares (cost $20,433,168) ............................................        17,920,639

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         27,954,176 shares (cost $647,684,744) ..........................................       504,293,329

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         161,986 shares (cost $2,937,811) ...............................................         2,907,642

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         7,442,825 shares (cost $144,826,950) ...........................................        87,081,055

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         104,111 shares (cost $1,795,723) ...............................................         1,810,490

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         848,566 shares (cost $7,423,488) ...............................................         6,703,672

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         56,309 shares (cost $457,128) ..................................................           447,653

      First Horizon Capital Appreciation Portfolio (FHCapAp)
         71,640 shares (cost $696,973) ..................................................           635,447

      First Horizon Growth & Income Portfolio (FHGrInc)
         192,195 shares (cost $1,688,684) ...............................................         1,424,165

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         4,347,457 shares (cost $36,746,897) ............................................        33,301,520

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         16,720,372 shares (cost $214,367,916) ..........................................       184,258,501

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         577,531 shares (cost $4,659,258) ...............................................         3,459,412

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         1,651,704 shares (cost $10,560,681) ............................................         9,893,708

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         19,565,212 shares (cost $142,771,666) ..........................................       138,130,397

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         2,526 shares (cost $20,322) ....................................................            22,634

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         264,505 shares (cost $2,348,320) ...............................................         2,369,964

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         994,760 shares (cost $8,533,608) ...............................................         8,157,030

                                                                     (Continued)

                               NATIONWIDE VARIABLE ACCOUNT-9

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,305,351 shares (cost $5,357,528) .............................................         3,119,789

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         1,514,078 shares (cost $3,935,526) .............................................         3,648,927

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         5,113 shares (cost $35,907) ....................................................            37,939

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         104,428 shares (cost $800,411) .................................................           775,902

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         82,561,377 shares (cost $982,073,746) ..........................................     1,013,853,712

      Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         825,968 shares (cost $10,151,455) ..............................................        10,126,368

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         10,614,853 shares (cost $122,948,566) ..........................................        79,823,695

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         1,562,535 shares (cost $13,412,843) ............................................        12,734,660

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         6,456,468 shares (cost $63,518,535) ............................................        63,467,080

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         13,518,775 shares (cost $124,397,145) ..........................................       120,857,849

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         5,826,770 shares (cost $51,902,029) ............................................        49,469,275

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         7,388,672 shares (cost $70,593,689) ............................................        69,675,180

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         251,249 shares (cost $1,478,048) ...............................................         1,170,822

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         325,840 shares (cost $1,513,953) ...............................................         1,521,674

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         15,720,989 shares (cost $155,887,121) ..........................................       126,711,168

      Gartmore GVIT MAS Multi Sector Bond Fund - Class I (GVITMMultiSec)
         17,633,363 shares (cost $162,735,959) ..........................................       163,637,610

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         1,122,238,894 shares (cost $1,122,238,894) .....................................     1,122,238,894

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         316 shares (cost $2,960) .......................................................             2,979

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         653,126 shares (cost $6,305,648) ...............................................         6,165,510

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         1,507,237 shares (cost $14,696,705) ............................................        10,852,104

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         7,338,316 shares (cost $89,021,991) ............................................        70,888,133

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         46,317 shares (cost $456,083) ..................................................           446,037

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         39,090,599 shares (cost $368,691,313) ..........................................       288,097,713

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         87,998 shares (cost $631,413) ..................................................           648,549

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         14,372,690 shares (cost $256,477,165) ..........................................       221,483,155

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         77,947 shares (cost $1,209,206) ................................................         1,199,602

      Gartmore GVIT Strong Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         8,629,150 shares (cost $84,726,132) ............................................        62,992,795

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         47,154,893 shares (cost $657,492,734) ..........................................       381,954,630

      Gartmore GVIT Total Return Fund - Class II (GVITTotRt2)
         94,714 shares (cost $785,936) ..................................................           767,186

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         769,431 shares (cost $2,498,426) ...............................................         1,600,416

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         468,144 shares (cost $1,049,239) ...............................................           983,103

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         518,956 shares (cost $4,314,769) ...............................................         3,933,685

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         3,311,039 shares (cost $23,715,339) ............................................        22,680,619

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         13,273,040 shares (cost $310,428,121) ..........................................       228,827,212

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         4,709,976 shares (cost $13,246,743) ............................................        11,492,342

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         23,500,960 shares (cost $90,109,833) ...........................................        56,637,314

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         1,771,260 shares (cost $34,457,527) ............................................        30,589,660

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         7,201,370 shares (cost $162,077,624) ...........................................       123,719,543

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         295,614 shares (cost $1,338,729) ...............................................         1,324,352

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         39,478 shares (cost $419,546) ..................................................           409,782

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         122,055 shares (cost $1,059,360) ...............................................         1,052,110

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         33,444 shares (cost $330,408) ..................................................           331,765

      Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
         10,828 shares (cost $119,410) ..................................................           118,997

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         8,368,642 shares (cost $116,169,923) ...........................................        89,544,468

      Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)(NBAMTMCGr)
         12,391,256 shares (cost $175,498,981) ..........................................       148,323,334

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         7,144,461 shares (cost $83,659,247) ............................................        81,446,853

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         5,786,388 shares (cost $219,426,726) ...........................................       169,136,128

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,806,590 shares (cost $533,301,355) ..........................................       367,531,417

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         105,447 shares (cost $2,831,793) ...............................................         2,797,506

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         10,522,587 shares (cost $190,829,624) ..........................................       186,249,795

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         199,638 shares (cost $3,596,471) ...............................................         3,515,631

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         20,382,776 shares (cost $440,368,311) ..........................................       312,264,135

      Oppenheimer Main Street Growth & Income Fund/VA - Service Class (OppMSGrIncS)
         177,808 shares (cost $2,769,649) ...............................................         2,713,343

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         194,081 shares (cost $878,532) .................................................           906,359

      Strong Opportunity Fund II, Inc.(StOpp2)
         10,973,117 shares (cost $207,373,031) ..........................................       152,197,129

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,896,476 shares (cost $39,814,726) ............................................        38,633,193

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         1,667,577 shares (cost $16,223,833) ............................................        17,176,046

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         507,379 shares (cost $4,517,776) ...............................................         4,601,932

      Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         47,290 shares (cost $959,607) ..................................................           900,871

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         6,385,697 shares (cost $46,248,389) ............................................        45,146,877

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         1,840,365 shares (cost $15,237,532) ............................................        11,060,595

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         13,868,571 shares (cost $173,093,982) ..........................................       157,130,905

      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         2,061,769 shares (cost $20,181,184) ............................................        15,422,033

      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
         213,720 shares (cost $2,149,410) ...............................................         2,241,923

      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
         242,777 shares (cost $2,578,204) ...............................................         2,558,868

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         12,604,195 shares (cost $80,890,787) ...........................................        79,504,743

      W & R Target Funds - Balanced Portfolio (WRBal)
         9,659,765 shares (cost $65,890,463) ............................................        58,367,199

      W & R Target Funds - Bond Portfolio (WRBnd)
         17,990,640 shares (cost $99,329,199) ...........................................       100,805,155

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         23,040,005 shares (cost $236,365,820) ..........................................       185,978,923

      W & R Target Funds - Growth Portfolio (WRGrowth)
         28,022,168 shares (cost $233,322,832) ..........................................       185,061,201

      W & R Target Funds - High Income Portfolio (WRHiInc)
         16,413,838 shares (cost $55,823,521) ...........................................        49,218,535

      W & R Target Funds - International Portfolio (WRIntl)
         7,463,055 shares (cost $44,919,857) ............................................        35,586,085

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         3,966,016 shares (cost $22,172,624) ............................................        22,236,656

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         34,446,988 shares (cost $34,446,988) ...........................................        34,446,988

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         5,590,056 shares (cost $65,012,117) ............................................        53,083,731

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         14,226,361 shares (cost $101,249,363) ..........................................        88,755,421

      W & R Target Funds - Value Portfolio (WRValue)
         13,245,919 shares (cost $65,003,512) ...........................................        58,303,239
                                                                                            ---------------

            Total investments ...........................................................    11,871,021,918

   Accounts receivable ..................................................................                --
                                                                                            ---------------

            Total assets ................................................................    11,871,021,918

Accounts payable ........................................................................         3,970,392
                                                                                            ---------------

Contract owners' equity (note 4 and note 5) .............................................   $11,867,051,526
                                                                                            ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                              Total         AIMBal   AIMBValue2   AIMBlueCh
                                            ----------------   -------   ----------   ---------
   Reinvested dividends .................   $    181,812,386     9,472         21           --
   Mortality and expense risk charges
      (note 2) ..........................       (147,575,677)   (2,580)    (7,439)        (910)
                                            ----------------   -------    -------      -------
      Net investment income (loss) ......         34,236,709     6,892     (7,418)        (910)
                                            ----------------   -------    -------      -------

   Proceeds from mutual fund
      shares sold .......................     16,036,962,030     8,070     66,382       11,724
   Cost of mutual fund shares sold ......    (17,202,746,009)   (9,603)   (70,606)     (13,863)
                                            ----------------   -------    -------      -------
      Realized gain (loss)
         on investments .................     (1,165,783,979)   (1,533)    (4,224)      (2,139)
   Change in unrealized gain (loss)
      on investments ....................     (1,252,375,182)  (47,884)   (18,608)     (16,194)
                                            ----------------   -------    -------      -------
      Net gain (loss) on investments ....     (2,418,159,161)  (49,417)   (22,832)     (18,333)
                                            ----------------   -------    -------      -------
   Reinvested capital gains .............         63,306,597        --         --           --
                                            ----------------   -------    -------      -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ (2,320,615,855)  (42,525)   (30,250)     (19,243)
                                            ================   =======    =======      =======

Investment activity:                        AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                                            --------   ---------   ---------   --------
   Reinvested dividends .................        --          --        220       1,252
   Mortality and expense risk charges
      (note 2) ..........................       (67)     (1,648)      (181)     (2,282)
                                             ------     -------     ------     -------
      Net investment income (loss) ......       (67)     (1,648)        39      (1,030)
                                             ------     -------     ------     -------

   Proceeds from mutual fund
      shares sold .......................     2,369       4,635        148      14,544
   Cost of mutual fund shares sold ......    (3,106)     (4,756)      (172)    (18,681)
                                             ------     -------     ------     -------
      Realized gain (loss)
         on investments .................      (737)       (121)       (24)     (4,137)
   Change in unrealized gain (loss)
      on investments ....................      (934)    (13,728)    (3,012)    (41,950)
                                             ------     -------     ------     -------
      Net gain (loss) on investments ....    (1,671)    (13,849)    (3,036)    (46,087)
                                             ------     -------     ------     -------
   Reinvested capital gains .............        --          --         --          --
                                             ------     -------     ------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (1,738)    (15,497)    (2,997)    (47,117)
                                             ======     =======     ======     =======

Investment activity:                        AIMPreEq2   AISmCapValB   AlGrIncB   AlPremGrB
                                            ---------   -----------   --------   ---------
   Reinvested dividends .................   $  1,770           --          --          --
   Mortality and expense risk charges
      (note 2) ..........................     (1,719)      (4,227)     (2,355)     (4,060)
                                            --------      -------     -------     -------
      Net investment income (loss) ......         51       (4,227)     (2,355)     (4,060)
                                            --------      -------     -------     -------

   Proceeds from mutual fund
      shares sold .......................        824       55,121         799      21,282
   Cost of mutual fund shares sold ......       (842)     (54,990)       (831)    (22,422)
                                            --------      -------     -------     -------
      Realized gain (loss)
         on investments .................        (18)         131         (32)     (1,140)
   Change in unrealized gain (loss)
      on investments ....................    (19,953)      31,302     (11,102)    (46,333)
                                            --------      -------     -------     -------
      Net gain (loss) on investments ....    (19,971)      31,433     (11,134)    (47,473)
                                            --------      -------     -------     -------
   Reinvested capital gains .............         --           --          --          --
                                            --------      -------     -------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(19,920)      27,206     (13,489)    (51,533)
                                            ========      =======     =======     =======

Investment activity:                         ACVPIncGr    ACVPIncGr2       ACVPInt       ACVPInt3
                                            -----------   ----------   --------------   ----------
   Reinvested dividends .................     2,381,043          --         1,575,668           --
   Mortality and expense risk charges
      (note 2) ..........................    (2,503,167)     (4,698)       (2,000,982)    (186,417)
                                            -----------    --------    --------------   ----------
      Net investment income (loss) ......      (122,124)     (4,698)         (425,314)    (186,417)
                                            -----------    --------    --------------   ----------

   Proceeds from mutual fund
      shares sold .......................    51,548,142     474,355     1,130,800,429    4,713,219
   Cost of mutual fund shares sold ......   (69,764,589)   (459,361)   (1,132,671,598)  (5,234,213)
                                            -----------    --------    --------------   ----------
      Realized gain (loss)
         on investments .................   (18,216,447)     14,994        (1,871,169)    (520,994)
   Change in unrealized gain (loss)
      on investments ....................   (33,864,481)    (25,818)      (30,230,542)  (3,738,920)
                                            -----------    --------    --------------   ----------
      Net gain (loss) on investments ....   (52,080,928)    (10,824)      (32,101,711)  (4,259,914)
                                            -----------    --------    --------------   ----------
   Reinvested capital gains .............            --          --                --           --
                                            -----------    --------    --------------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (52,203,052)    (15,522)      (32,527,025)  (4,446,331)
                                            ===========    ========    ==============   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          ACVPUltra    ACVPUltra2     ACVPVal     ACVPVal2
                                            ------------   ----------   -----------   --------
   Reinvested dividends .................   $      7,694         488      3,015,807         --
   Mortality and expense risk charges
      (note 2) ..........................        (35,163)     (2,517)    (4,409,716)    (9,241)
                                            ------------   ---------    -----------   --------
      Net investment income (loss) ......        (27,469)     (2,029)    (1,393,909)    (9,241)
                                            ------------   ---------    -----------   --------

   Proceeds from mutual fund
      shares sold .......................     10,610,803     443,987     89,215,516    405,437
   Cost of mutual fund shares sold ......    (11,376,297)   (449,548)   (92,921,728)  (406,994)
                                            ------------   ---------    -----------   --------
      Realized gain (loss)
         on investments .................       (765,494)     (5,561)    (3,706,212)    (1,557)
   Change in unrealized gain (loss)
      on investments ....................       (167,486)    (20,580)   (73,922,904)    10,938
                                            ------------   ---------    -----------   --------
      Net gain (loss) on investments ....       (932,980)    (26,141)   (77,629,116)     9,381
                                            ------------   ---------    -----------   --------
   Reinvested capital gains .............             --          --     19,513,169         --
                                            ------------   ---------    -----------   --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $   (960,449)    (28,170)   (59,509,856)       140
                                            ============   =========    ===========   ========

Investment activity:                        BBTCapAp   BBTCapMAG   BBTGrInc   BBTLgCoGr
                                            --------   ---------   --------   ---------
   Reinvested dividends .................         --      1,817      12,954        --
   Mortality and expense risk charges
      (note 2) ..........................     (4,330)    (8,519)     (6,387)   (3,812)
                                            --------   --------    --------   -------
      Net investment income (loss) ......     (4,330)    (6,702)      6,567    (3,812)
                                            --------   --------    --------   -------

   Proceeds from mutual fund
      shares sold .......................     17,532     66,099      27,515     6,975
   Cost of mutual fund shares sold ......    (18,962)   (72,906)    (31,463)   (9,469)
                                            --------   --------    --------   -------
      Realized gain (loss)
         on investments .................     (1,430)    (6,807)     (3,948)   (2,494)
   Change in unrealized gain (loss)
      on investments ....................   (104,483)  (158,483)   (146,535)  (87,632)
                                            --------   --------    --------   -------
      Net gain (loss) on investments ....   (105,913)  (165,290)   (150,483)  (90,126)
                                            --------   --------    --------   -------
   Reinvested capital gains .............         --     13,663          --        --
                                            --------   --------    --------   -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (110,243)  (158,329)   (143,916)  (93,938)
                                            ========   ========    ========   =======

Investment activity:                          CSGPVen      CSIntFoc      CSLCapV     DryELeadS
                                            -----------   -----------   ----------   ---------
   Reinvested dividends .................   $        --            --      163,877         --
   Mortality and expense risk charges
      (note 2) ..........................       (59,921)     (130,246)    (185,711)    (1,346)
                                            -----------   -----------   ----------   --------
      Net investment income (loss) ......       (59,921)     (130,246)     (21,834)    (1,346)
                                            -----------   -----------   ----------   --------

   Proceeds from mutual fund
      shares sold .......................     6,469,890    64,623,558    5,526,569     17,498
   Cost of mutual fund shares sold ......    (7,124,767)  (64,217,997)  (5,739,973)   (17,229)
                                            -----------   -----------   ----------   --------
      Realized gain (loss)
         on investments .................      (654,877)      405,561     (213,404)       269
   Change in unrealized gain (loss)
      on investments ....................    (1,839,506)   (2,715,624)  (4,689,583)     3,408
                                            -----------   -----------   ----------   --------
      Net gain (loss) on investments ....    (2,494,383)   (2,310,063)  (4,902,987)     3,677
                                            -----------   -----------   ----------   --------
   Reinvested capital gains .............            --            --           --         --
                                            -----------   -----------   ----------   --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(2,554,304)   (2,440,309)  (4,924,821)     2,331
                                            ===========   ===========   ==========   ========

Investment activity:                        DrySmCapIxS   DrySRGroS      DrySRGro      DryStkIx
                                            -----------   ---------    -----------   ------------
   Reinvested dividends .................        13,253         15         337,433     13,640,845
   Mortality and expense risk charges
      (note 2) ..........................       (50,922)      (509)     (1,900,881)   (11,487,317)
                                            -----------     ------     -----------   ------------
      Net investment income (loss) ......       (37,669)      (494)     (1,563,448)     2,153,528
                                            -----------     ------     -----------   ------------

   Proceeds from mutual fund
      shares sold .......................    33,721,151      7,108      50,587,504    208,265,487
   Cost of mutual fund shares sold ......   (33,866,681)    (7,197)    (82,220,235)  (275,850,258)
                                            -----------     ------     -----------   ------------
      Realized gain (loss)
         on investments .................
   Change in unrealized gain (loss)            (145,530)       (89)    (31,632,731)   (67,584,771)
      on investments ....................
                                                 41,590     (6,227)    (28,139,109)  (215,953,952)
      Net gain (loss) on investments ....   -----------     ------     -----------   ------------
                                               (103,940)    (6,316)    (59,771,840)  (283,538,723)
   Reinvested capital gains .............   -----------     ------     -----------   ------------
                                                     --         --              --             --
         Net increase (decrease) in         -----------     ------     -----------   ------------
            contract owners' equity
            resulting from operations ...
                                               (141,609)    (6,810)    (61,335,288)  (281,385,195)
                                            ===========     ======     ===========   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          DryVIFApp     DryVIFAppS   DryVIFDevLd   DryVIFIntVal
                                            ------------   -----------   -----------   ------------
   Reinvested dividends .................   $  1,826,219       9,216           37           597
   Mortality and expense risk charges
      (note 2) ..........................     (1,888,722)     (2,990)        (911)         (321)
                                            ------------     -------       ------        ------
      Net investment income (loss) ......        (62,503)      6,226         (874)          276
                                            ------------     -------       ------        ------

   Proceeds from mutual fund
      shares sold .......................     44,093,361      12,964        2,993         5,149
   Cost of mutual fund shares sold ......    (54,952,743)    (13,399)      (3,657)       (5,892)
                                            ------------     -------       ------        ------
      Realized gain (loss)
         on investments .................    (10,859,382)       (435)        (664)         (743)
   Change in unrealized gain (loss)
      on investments ....................    (22,402,153)    (29,089)      (3,484)       (6,285)
                                            ------------     -------       ------        ------
      Net gain (loss) on investments ....    (33,261,535)    (29,524)      (4,148)       (7,028)
                                            ------------     -------       ------        ------
   Reinvested capital gains .............             --          --           --            --
                                            ------------     -------       ------        ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(33,324,038)    (23,298)      (5,022)       (6,752)
                                            ============     =======       ======        ======

Investment activity:                        FedAmLeadS   FedCapApS   FedHiIncS    FedQualBd
                                            ----------   ---------   ---------   ------------
   Reinvested dividends .................         --          --          --       9,427,003
   Mortality and expense risk charges
      (note 2) ..........................       (510)     (1,792)     (3,375)     (3,960,980)
                                             -------      ------     -------     -----------
      Net investment income (loss) ......       (510)     (1,792)     (3,375)      5,466,023
                                             -------      ------     -------     -----------

   Proceeds from mutual fund
      shares sold .......................     16,572         493      30,353      36,115,393
   Cost of mutual fund shares sold ......    (15,308)       (507)    (30,305)    (33,267,516)
                                             -------      ------     -------     -----------
      Realized gain (loss)
         on investments .................      1,264         (14)         48       2,847,877
   Change in unrealized gain (loss)
      on investments ....................        688      (1,722)     33,315      14,294,870
                                             -------      ------     -------      ----------
      Net gain (loss) on investments ....      1,952      (1,736)     33,363      17,142,747
                                             -------      ------     -------     -----------
   Reinvested capital gains .............         --          --          --       3,527,253
                                             -------      ------     -------     -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      1,442      (3,528)     29,988      26,136,023
                                             =======      ======     =======     ===========

Investment activity:                        FedQualBdS    FidVIPEIS      FidVIPEI2    FidVIPGrS
                                            ----------   ------------    ---------   ------------
   Reinvested dividends .................   $      --      10,259,931          --       1,054,688
   Mortality and expense risk charges
      (note 2) ..........................     (15,329)     (7,623,790)    (12,694)     (8,098,346)
                                            ---------    ------------    --------    ------------
      Net investment income (loss) ......     (15,329)      2,636,141     (12,694)     (7,043,658)
                                            ---------    ------------    --------    ------------

   Proceeds from mutual fund
      shares sold .......................     276,708      86,374,466     213,947     177,829,782
   Cost of mutual fund shares sold ......    (265,362)   (108,316,361)   (211,038)   (326,406,289)
                                            ---------    ------------    --------    ------------
      Realized gain (loss)
         on investments .................      11,346     (21,941,895)      2,909    (148,576,507)
   Change in unrealized gain (loss)
      on investments ....................     118,830    (132,146,951)     (4,057)   (116,016,093)
                                            ---------    ------------    --------    ------------
      Net gain (loss) on investments ....     130,176    (154,088,846)     (1,148)   (264,592,600)
                                            ---------    ------------    --------    ------------
   Reinvested capital gains .............          --      14,786,371          --              --
                                            ---------    ------------    --------    ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ 114,847    (136,666,334)    (13,842)   (271,636,258)
                                            =========    ============    ========     ===========

Investment activity:                        FidVIPGr2     FidVIPHIS      FidVIPOvS      FidVIPOvS2R
                                            ---------   ------------   -------------   ------------
   Reinvested dividends .................         --      18,126,566         666,277          --
   Mortality and expense risk charges
      (note 2) ..........................     (4,734)     (2,013,471)     (1,021,443)     (6,107)
                                             -------    ------------    ------------     -------
      Net investment income (loss) ......     (4,734)     16,113,095        (355,166)     (6,107)
                                             -------    ------------    ------------     -------

   Proceeds from mutual fund
      shares sold .......................     13,545     139,813,625     704,705,676         114
   Cost of mutual fund shares sold ......    (13,804)   (182,190,024)   (701,127,595)       (135)
                                             -------    ------------    ------------     -------
      Realized gain (loss)
         on investments .................       (259)    (42,376,399)      3,578,081         (21)
   Change in unrealized gain (loss)
      on investments ....................    (48,224)     31,295,351     (17,458,398)    (39,923)
                                             -------    ------------    ------------     -------
      Net gain (loss) on investments ....    (48,483)    (11,081,048)    (13,880,317)    (39,944)
                                             -------    ------------    ------------     -------
   Reinvested capital gains .............         --              --              --          --
                                             -------    ------------    ------------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (53,217)      5,032,047     (14,235,483)    (46,051)
                                             =======    ============    ============     =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                         FidVIPOvSR    FidVIPConS    FidVIPCon2   FidVIPGrOpS
                                            -----------   ------------   ----------   -----------
   Reinvested dividends .................   $        --      3,855,093         --       1,073,146
   Mortality and expense risk charges
      (note 2) ..........................       (95,583)    (6,067,785)    (9,700)     (1,188,267)
                                            -----------   ------------     ------     -----------
      Net investment income (loss) ......       (95,583)    (2,212,692)    (9,700)       (115,121)
                                            -----------   ------------    -------     -----------

   Proceeds from mutual fund
      shares sold .......................     3,609,419    121,908,969     16,847      28,024,648
   Cost of mutual fund shares sold ......    (3,852,811)  (153,638,654)   (18,763)    (50,315,898)
                                            -----------   ------------     ------     -----------
      Realized gain (loss)
         on investments .................      (243,392)   (31,729,685)    (1,916)    (22,291,250)
   Change in unrealized gain (loss)
      on investments ....................    (2,512,530)   (25,397,539)   (30,169)     (7,084,177)
                                            -----------   ------------     ------     -----------
      Net gain (loss) on investments ....    (2,755,922)   (57,127,224)   (32,085)    (29,375,427)
                                            -----------   ------------     ------     -----------
   Reinvested capital gains .............            --             --         --              --
                                            -----------   ------------     ------     -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(2,851,505)   (59,339,916)   (41,785)    (29,490,548)
                                            ===========   ============    =======     ===========

Investment activity:                        FFidVIPMCap2   FidVIPVaIS   FidVIPVaIS2    FHCapAp
                                            ------------   ----------   -----------   --------
   Reinvested dividends .................           --             --          --           --
   Mortality and expense risk charges
      (note 2) ..........................       (5,730)       (16,031)     (1,774)      (1,487)
                                               -------     ----------     -------     --------
      Net investment income (loss) ......       (5,730)       (16,031)     (1,774)      (1,487)
                                               -------     ----------     -------     --------

   Proceeds from mutual fund
      shares sold .......................       11,764      2,668,650      13,436       56,485
   Cost of mutual fund shares sold ......      (12,748)    (2,794,201)    (13,347)     (70,916)
                                               -------     ----------     -------     --------
      Realized gain (loss)
         on investments .................         (984)      (125,551)         89      (14,431)
   Change in unrealized gain (loss)
      on investments ....................       14,767       (719,815)     (9,475)    (107,556)
                                               -------     ----------     -------     --------
      Net gain (loss) on investments ....       13,783       (845,366)     (9,386)    (121,987)
                                               -------     ----------     -------     --------
   Reinvested capital gains .............           --             --          --           --
                                               -------     ----------     -------     --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...        8,053       (861,397)    (11,160)    (123,474)
                                               =======     ==========     =======     ========

Investment activity:                         FHGrInc      GVITCVal    GVITDMidCapl   GVITEmMrkts
                                            ---------   -----------   ------------   -----------
   Reinvested dividends .................   $   3,736       520,238       687,463          9,764
   Mortality and expense risk charges
      (note 2) ..........................      (8,472)     (460,761)   (2,225,052)       (94,401)
                                            ---------   -----------   -----------    -----------
      Net investment income (loss) ......      (4,736)       59,477    (1,537,589)       (84,637)
                                            ---------   -----------   -----------    -----------

   Proceeds from mutual fund
      shares sold .......................     155,025    27,815,708    67,130,312     31,680,304
   Cost of mutual fund shares sold ......    (197,832)  (45,847,517)  (75,103,528)   (31,632,493)
                                            ---------   -----------   -----------    -----------
      Realized gain (loss)
         on investments .................     (42,807)  (18,031,809)   (7,973,216)        47,811
   Change in unrealized gain (loss)
      on investments ....................    (271,924)    6,523,419   (28,950,884)    (1,425,060)
                                            ---------   -----------   -----------    -----------
      Net gain (loss) on investments ....    (314,731)  (11,508,390)  (36,924,100)    (1,377,249)
                                            ---------   -----------   -----------    -----------
   Reinvested capital gains .............         759            --     1,574,265             --
                                            ---------   -----------   -----------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(318,708)  (11,448,913)  (36,887,424)    (1,461,886)
                                            =========   ===========   ===========    ===========

Investment activity:                        GVITEmMrkts3    GVITFHiInc   GVITGlFin1   GVITGlFin3
                                            ------------   -----------   ----------   ----------
   Reinvested dividends .................        17,806     10,044,677         37          1,809
   Mortality and expense risk charges
      (note 2) ..........................       (37,842)    (1,334,589)      (133)       (13,183)
                                             ----------    -----------     ------     ----------
      Net investment income (loss) ......       (20,036)     8,710,088        (96)       (11,374)
                                             ----------    -----------     ------     ----------

   Proceeds from mutual fund
      shares sold .......................     2,062,440     77,629,535      3,073      4,419,488
   Cost of mutual fund shares sold ......    (2,619,091)   (87,000,074)    (2,851)    (4,399,147)
                                             ----------    -----------     ------     ----------
      Realized gain (loss)
         on investments .................      (556,651)    (9,370,539)       222         20,341
   Change in unrealized gain (loss)
      on investments ....................      (666,973)     3,033,779      2,313         21,644
                                             ----------    -----------     ------     ----------
      Net gain (loss) on investments ....    (1,223,624)    (6,336,760)     2,535         41,985
                                             ----------    -----------     ------     ----------
   Reinvested capital gains .............            --             --         --             --
                                             ----------    -----------     ------     ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (1,243,660)     2,373,328      2,439         30,611
                                             ==========    ===========     ======     ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                        GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                                            -----------   ----------   -----------   ----------
   Reinvested dividends .................   $        --       40,268         7,328         69
   Mortality and expense risk charges
      (note 2) ..........................       (40,020)     (68,199)      (14,086)       (81)
                                            -----------   ----------    ----------    -------
      Net investment income (loss) ......       (40,020)     (27,931)       (6,758)       (12)
                                            -----------   ----------    ----------    -------

   Proceeds from mutual fund
      shares sold .......................     2,545,612    5,486,057       817,423     14,361
   Cost of mutual fund shares sold ......    (2,778,963)  (7,531,763)   (1,045,626)   (14,677)
                                            -----------   ----------    ----------    -------
      Realized gain (loss)
         on investments .................      (233,351)  (2,045,706)     (228,203)      (316)
   Change in unrealized gain (loss)
      on investments ....................      (376,578)  (1,519,232)     (286,598)     2,033
                                            -----------   ----------    ----------    -------
      Net gain (loss) on investments ....      (609,929)  (3,564,938)     (514,801)     1,717
                                            -----------   ----------    ----------    -------
   Reinvested capital gains .............            --           --            --         --
                                            -----------   ----------    ----------    -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  (649,949)  (3,592,869)     (521,559)     1,705
                                            ===========   ==========    ==========    =======

Investment activity:                        GVITGlUtl3     GVITGvtBd    GVITGvtBd2   GVITGrowth
                                            ----------   ------------   ----------   -----------
   Reinvested dividends .................      4,926       37,331,635    143,034              --
   Mortality and expense risk charges
      (note 2) ..........................     (4,405)      (9,603,647)   (35,767)     (1,131,351)
                                            --------     ------------    -------     -----------
      Net investment income (loss) ......        521       27,727,988    107,267      (1,131,351)
                                            --------     ------------    -------     -----------

   Proceeds from mutual fund
      shares sold .......................    341,463      160,180,332     35,176      37,120,556
   Cost of mutual fund shares sold ......   (368,811)    (146,049,503)   (34,316)    (96,204,455)
                                            --------     ------------    -------     -----------
      Realized gain (loss)
         on investments .................    (27,348)      14,130,829        860     (59,083,899)
   Change in unrealized gain (loss)
      on investments ....................    (24,509)      25,591,500    (25,087)     21,990,697
                                            --------     ------------    -------     -----------
      Net gain (loss) on investments ....    (51,857)      39,722,329    (24,227)    (37,093,202)
                                            --------     ------------    -------     -----------
   Reinvested capital gains .............         --        7,830,758     70,632              --
                                            --------     ------------    -------     -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (51,336)      75,281,075    153,672     (38,224,553)
                                            ========     ============    =======     ===========

Investment activity:                        GVITIDAgg       GVITIDCon    GVITIDMod   GVITIDModAgg
                                            -----------    ----------   ----------   ------------
   Reinvested dividends .................   $    69,529       805,632    1,015,332       326,849
   Mortality and expense risk charges
      (note 2) ..........................       (65,951)     (311,541)    (546,737)     (241,229)
                                            -----------    ----------   ----------    ----------
      Net investment income (loss) ......         3,578       494,091      468,595        85,620
                                            -----------    ----------   ----------    ----------

   Proceeds from mutual fund
      shares sold .......................     1,647,426     3,493,834    1,208,950     1,546,340
   Cost of mutual fund shares sold ......    (1,935,969)   (3,544,555)  (1,359,217)   (1,741,550)
                                            -----------    ----------   ----------    ----------
      Realized gain (loss)
         on investments .................      (288,543)      (50,721)    (150,267)     (195,210)
   Change in unrealized gain (loss)
      on investments ....................      (678,183)      (51,455)  (3,539,297)   (2,432,754)
                                            -----------    ----------   ----------    ----------
      Net gain (loss) on investments ....      (966,726)     (102,176)  (3,689,564)   (2,627,964)
                                            -----------    ----------   ----------    ----------
   Reinvested capital gains .............           694        30,633       96,021        73,624
                                            -----------    ----------   ----------    ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  (962,454)      422,548   (3,124,948)   (2,468,720)
                                            ===========    ==========   ==========    ==========

Investment activity:                        GVITIDModCon   GVITIntGro    GVITIntGro3    GVITJPBal
                                            ------------   ----------    -----------    ---------
   Reinvested dividends .................       736,673             --           --      2,884,474
   Mortality and expense risk charges
      (note 2) ..........................      (325,883)       (23,471)      (7,555)    (1,522,196)
                                             ----------    -----------   ----------    -----------
      Net investment income (loss) ......       410,790        (23,471)      (7,555)     1,362,278
                                             ----------    -----------   ----------    -----------

   Proceeds from mutual fund
      shares sold .......................     3,385,998     46,607,017    1,217,860     11,621,009
   Cost of mutual fund shares sold ......    (3,510,826)   (46,541,573)  (1,387,531)   (14,605,139)
                                             ----------    -----------   ----------    -----------
      Realized gain (loss)
         on investments .................      (124,828)        65,444     (169,671)    (2,984,130)
   Change in unrealized gain (loss)
      on investments ....................      (918,509)      (337,054)       7,721    (17,819,225)
                                             ----------    -----------   ----------    -----------
      Net gain (loss) on investments ....    (1,043,337)      (271,610)    (161,950)   (20,803,355)
                                             ----------    -----------   ----------    -----------
   Reinvested capital gains .............        77,791             --           --             --
                                             ----------    -----------   ----------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      (554,756)      (295,081)    (169,505)   (19,441,077)
                                             ==========    ===========   ==========    ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                        GVITMMultiSec      GVITMyMkt     GVITLead    GVITLead3
                                            -------------   --------------   --------   ----------
   Reinvested dividends .................   $  7,816,468        14,505,525       8          41,333
   Mortality and expense risk charges
      (note 2) ..........................     (1,603,971)      (14,686,263)     (1)        (62,927)
                                            ------------    --------------     ---      ----------
      Net investment income (loss) ......      6,212,497          (180,738)      7         (21,594)
                                            ------------    --------------     ---      ----------

   Proceeds from mutual fund
      shares sold .......................     46,921,955     6,862,973,566      48       7,902,553
   Cost of mutual fund shares sold ......    (47,946,261)   (6,865,748,223)    (48)     (8,994,636)
                                            ------------    --------------     ---      ----------
      Realized gain (loss)
         on investments .................     (1,024,306)       (2,774,657)     --      (1,092,083)
   Change in unrealized gain (loss)
      on investments ....................      2,809,117          (282,443)     19        (140,138)
                                            ------------    --------------     ---      ----------
      Net gain (loss) on investments ....      1,784,811        (3,057,100)     19      (1,232,221)
                                            ------------    --------------     ---      ----------
   Reinvested capital gains .............             --                --      --              --
                                            ------------    --------------     ---      ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  7,997,308        (3,237,838)     26      (1,253,815)
                                            ============    ==============     ===      ==========

Investment activity:                        GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal
                                            -----------   -----------   ------------   ------------
   Reinvested dividends .................        4,361             --           --           32,903
   Mortality and expense risk charges
      (note 2) ..........................     (150,676)    (1,042,884)      (1,516)      (3,994,942)
                                            ----------    -----------     --------     ------------
      Net investment income (loss) ......     (146,315)    (1,042,884)      (1,516)      (3,962,039)
                                            ----------    -----------     --------     ------------

   Proceeds from mutual fund
      shares sold .......................    4,837,137     55,282,021      298,770      172,654,427
   Cost of mutual fund shares sold ......   (5,895,078)   (75,711,451)    (295,265)    (225,283,479)
                                            ----------    -----------     --------     ------------
      Realized gain (loss)
         on investments .................   (1,057,941)   (20,429,430)       3,505      (52,629,052)
   Change in unrealized gain (loss)
      on investments ....................   (3,386,730)   (16,058,574)     (10,045)     (74,016,267)
                                            ----------    -----------     --------     ------------
      Net gain (loss) on investments ....   (4,444,671)   (36,488,004)      (6,540)    (126,645,319)
                                            ----------    -----------     --------     ------------
   Reinvested capital gains .............           --             --           --        8,654,804
                                            ----------    -----------     --------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (4,590,986)   (37,530,888)      (8,056)    (121,952,554)
                                            ==========    ===========     ========     ============

Investment activity:                        GVITSmCapVal2    GVITSmComp    GVITSmComp2    GVITSMdCpGr
                                            -------------   ------------   -----------   ------------
   Reinvested dividends .................     $     --                --          --               --
   Mortality and expense risk charges
      (note 2) ..........................       (2,437)       (2,911,457)     (4,204)      (1,079,513)
                                              --------      ------------     -------     ------------
      Net investment income (loss) ......       (2,437)       (2,911,457)     (4,204)      (1,079,513)
                                              --------      ------------     -------     ------------

   Proceeds from mutual fund
      shares sold .......................       30,862       191,215,631       3,662       68,894,717
   Cost of mutual fund shares sold ......      (32,801)     (197,924,226)     (4,084)    (129,275,221)
                                              --------      ------------     -------     ------------
      Realized gain (loss)
         on investments .................       (1,939)       (6,708,595)       (422)     (60,380,504)
   Change in unrealized gain (loss)
      on investments ....................       17,135       (42,174,252)     (9,604)      14,240,706
                                              --------      ------------     -------     ------------
      Net gain (loss) on investments ....       15,196       (48,882,847)    (10,026)     (46,139,798)
                                              --------      ------------     -------     ------------
   Reinvested capital gains .............           --                --          --               --
                                              --------      ------------     -------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...     $ 12,759       (51,794,304)    (14,230)     (47,219,311)
                                              ========      ============     =======     ============

Investment activity:                          GVITTotRt    GVITTotRt2   GVITTGroFoc   GVITTGroFoc3
                                            ------------   ----------   -----------   ------------
   Reinvested dividends .................      3,857,424      2,917             --            --
   Mortality and expense risk charges
      (note 2) ..........................     (5,009,086)    (2,831)       (59,842)       (4,202)
                                            ------------    -------     ----------      --------
      Net investment income (loss) ......     (1,151,662)        86        (59,842)       (4,202)
                                            ------------    -------     ----------      ---------

   Proceeds from mutual fund
      shares sold .......................     81,574,974     33,107      7,892,792       260,114
   Cost of mutual fund shares sold ......   (169,435,340)   (32,929)    (9,935,565)     (312,914)
                                            ------------    -------     ----------      --------
      Realized gain (loss)
         on investments .................    (87,860,366)       178     (2,042,773)      (52,800)
   Change in unrealized gain (loss)
      on investments ....................     (5,497,512)   (18,750)    (1,016,367)      (66,136)
                                            ------------    -------     ----------      --------
      Net gain (loss) on investments ....    (93,357,878)   (18,572)    (3,059,140)     (118,936)
                                            ------------    -------     ----------      --------
   Reinvested capital gains .............             --         --             --            --
                                            ------------    -------     ----------      --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (94,509,540)   (18,486)    (3,118,982)     (123,138)
                                            ============    =======     ==========      ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                         GVITUSGro3     GVITWLead      JanCapAp     JanGlTechS2
                                            -----------   ------------   ------------   -----------
   Reinvested dividends .................   $        --        351,641        837,059           --
   Mortality and expense risk charges
      (note 2) ..........................       (29,096)      (346,569)    (3,504,871)     (66,075)
                                            -----------   ------------   ------------   ----------
      Net investment income (loss) ......       (29,096)         5,072     (2,667,812)     (66,075)
                                            -----------   ------------   ------------   ----------

   Proceeds from mutual fund
      shares sold .......................     2,569,588    208,954,531     99,980,771    1,079,474
   Cost of mutual fund shares sold ......    (3,007,700)  (214,603,386)  (173,078,525)  (1,282,120)
                                            -----------   ------------   ------------   ----------
      Realized gain (loss)
         on investments .................      (438,112)    (5,648,855)   (73,097,754)    (202,646)
   Change in unrealized gain (loss)
      on investments ....................      (381,084)    (1,865,555)    22,103,179   (1,754,402)
                                            -----------   ------------   ------------   ----------
      Net gain (loss) on investments ....      (819,196)    (7,514,410)   (50,994,575)  (1,957,048)
                                            -----------   ------------   ------------   ----------
   Reinvested capital gains .............            --             --             --           --
                                            -----------   ------------   ------------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  (848,292)    (7,509,338)   (53,662,387)  (2,023,123)
                                            ===========   ============   ============   ==========

Investment activity:                          JanGlTech    JanIntGroS2     JanIntGro    MFSMidCapGrS
                                            ------------   -----------   ------------   ------------
   Reinvested dividends .................             --       59,696       1,085,872          --
   Mortality and expense risk charges
      (note 2) ..........................     (1,157,006)    (171,840)     (2,299,623)     (4,277)
                                            ------------   ----------    ------------     -------
      Net investment income (loss) ......     (1,157,006)    (112,144)     (1,213,751)     (4,277)
                                            ------------   ----------    ------------     -------

   Proceeds from mutual fund
      shares sold .......................     71,694,491    1,096,715     591,163,113       5,200
   Cost of mutual fund shares sold ......   (128,081,155)  (1,236,102)   (598,477,290)     (5,597)
                                            ------------   ----------    ------------     -------
      Realized gain (loss)
         on investments .................    (56,386,664)    (139,387)     (7,314,177)       (397)
   Change in unrealized gain (loss)
      on investments ....................      2,517,341   (3,867,867)    (46,250,031)    (14,376)
                                            ------------   ----------    ------------     -------
      Net gain (loss) on investments ....    (53,869,323)  (4,007,254)    (53,564,208)    (14,773)
                                            ------------   ----------    ------------     -------
   Reinvested capital gains .............             --           --              --          --
                                            ------------   ----------    ------------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (55,026,329)  (4,119,398)    (54,777,959)    (19,050)
                                            ============   ==========    ============     =======

Investment activity:                        MFSNewDiscS   MFSValS   NBAMTFasc   NBAMTFocus
                                            -----------   -------   ---------   ----------
   Reinvested dividends .................     $     --         --        --           --
   Mortality and expense risk charges
      (note 2) ..........................       (1,532)    (2,816)   (1,345)        (404)
                                              --------    -------    ------       ------
      Net investment income (loss) ......       (1,532)    (2,816)   (1,345)        (404)
                                              --------    -------    ------       ------

   Proceeds from mutual fund
      shares sold .......................          221     16,322     8,205        7,398
   Cost of mutual fund shares sold ......         (230)   (15,760)   (8,518)      (6,872)
                                              --------    -------    ------       ------
      Realized gain (loss)
         on investments .................           (9)       562      (313)         526
   Change in unrealized gain (loss)
      on investments ....................       (9,765)    (7,250)    1,358         (413)
                                              --------    -------    ------       ------
   Net gain (loss) on investments .......       (9,774)    (6,688)    1,045          113
                                              --------    -------    ------       ------
   Reinvested capital gains .............           --         --        --           --
                                              --------    -------    ------       ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...     $(11,306)    (9,504)     (300)        (291)
                                              ========    =======    ======       ======

Investment activity:                         NBAMTGuard     NBAMTMCGr      NBAMTPart      OppAggGro
                                            -----------   ------------   ------------   ------------
   Reinvested dividends .................       783,984             --        590,643      1,539,378
   Mortality and expense risk charges
      (note 2) ..........................    (1,304,788)    (2,343,135)    (1,161,686)    (2,495,501)
                                            -----------   ------------   ------------   ------------
      Net investment income (loss) ......      (520,804)    (2,343,135)      (571,043)      (956,123)
                                            -----------   ------------   ------------   ------------

   Proceeds from mutual fund
      shares sold .......................    39,885,284    186,868,432    142,220,956    108,256,186
   Cost of mutual fund shares sold ......   (54,404,712)  (235,669,404)  (173,633,818)  (141,556,385)
                                            -----------   ------------   ------------   ------------
      Realized gain (loss)
         on investments .................   (14,519,428)   (48,800,972)   (31,412,862)   (33,300,199)
   Change in unrealized gain (loss)
      on investments ....................   (21,242,510)   (23,959,811)       934,177    (42,270,037)
                                            -----------   ------------   ------------   ------------
   Net gain (loss) on investments .......   (35,761,938)   (72,760,783)   (30,478,685)   (75,570,236)
                                            -----------   ------------   ------------   ------------
   Reinvested capital gains .............            --             --             --             --
                                            -----------   ------------   ------------   ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (36,282,742)   (75,103,918)   (31,049,728)   (76,526,359)
                                            ===========   ============   ============   ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          OppCapAp      OppCapApS      OppGlSec      OppGlSecS
                                            -------------   ---------   --------------   ---------
   Reinvested dividends .................   $   2,599,338         --           799,806         --
   Mortality and expense risk charges
      (note 2) ..........................      (5,114,282)   (11,082)       (2,261,764)   (12,345)
                                            -------------    --------   --------------   --------
      Net investment income (loss) ......      (2,514,944)   (11,082)       (1,461,958)   (12,345)
                                            -------------    --------   --------------   --------

   Proceeds from mutual fund
      shares sold .......................     107,707,291     23,076     1,605,261,000    238,801
   Cost of mutual fund shares sold ......    (191,313,801)   (23,518)   (1,638,332,876)  (245,236)
                                            -------------    --------   --------------   --------
      Realized gain (loss)
         on investments .................     (83,606,510)      (442)      (33,071,876)    (6,435)
   Change in unrealized gain (loss)
      on investments ....................     (61,873,771)   (34,288)       (6,927,663)   (80,839)
                                            -------------    --------   --------------   --------
      Net gain (loss) on investments ....    (145,480,281)   (34,730)      (39,999,539)   (87,274)
                                            -------------    --------   --------------   --------
   Reinvested capital gains .............              --         --                --         --
                                            -------------    --------   --------------   --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(147,995,225)   (45,812)      (41,461,497)   (99,619)
                                            =============    ========   ==============   ========

Investment activity:                        OppMSGrInc    OppMSGrIncS   OppStratBdS     StOpp2
                                            -----------   -----------   -----------   -----------
   Reinvested dividends .................     2,661,990          --           --          709,383
   Mortality and expense risk charges
      (note 2) ..........................    (4,275,544)     (8,189)      (2,963)      (2,108,616)
                                            -----------     -------       ------      -----------
      Net investment income (loss) ......    (1,613,554)     (8,189)      (2,963)      (1,399,233)
                                            -----------     -------       ------      -----------

   Proceeds from mutual fund
      shares sold .......................    42,558,098       8,748          710       56,191,684
   Cost of mutual fund shares sold ......   (53,748,671)     (9,694)        (705)     (85,079,036)
                                            -----------     -------       ------      -----------
      Realized gain (loss)
         on investments .................   (11,190,573)       (946)           5      (28,887,352)
   Change in unrealized gain (loss)
      on investments ....................   (67,145,146)    (56,306)      27,827      (32,251,410)
                                            -----------     -------       ------      -----------
      Net gain (loss) on investments ....   (78,335,719)    (57,252)      27,832      (61,138,762)
                                            -----------     -------       ------      -----------
   Reinvested capital gains .............            --          --           --        3,305,823
                                            -----------     -------       ------      -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (79,949,273)    (65,441)      24,869      (59,232,172)
                                            ===========     =======       ======      ===========

Investment activity:                          VEWrldEMkt       VEWrldHAs     VKCom2   VKEmGr2
                                            ---------------   -----------   -------   -------
   Reinvested dividends .................   $        89,572        95,673        --        --
   Mortality and expense risk charges
      (note 2) ..........................          (625,504)     (233,452)  (15,945)   (3,640)
                                            ---------------   -----------   -------   -------
      Net investment income (loss) ......          (535,932)     (137,779)  (15,945)   (3,640)
                                            ---------------   -----------   -------   -------

   Proceeds from mutual fund
      shares sold .......................     1,355,771,459    93,519,742    32,814    14,948
   Cost of mutual fund shares sold ......    (1,357,537,303)  (96,931,317)  (36,302)  (16,015)
                                            ---------------   -----------   -------   -------
      Realized gain (loss)
         on investments .................        (1,765,844)   (3,411,575)   (3,488)   (1,067)
   Change in unrealized gain (loss)
      on investments ....................        (3,159,730)      456,720    84,155   (58,737)
                                            ---------------   -----------   -------   -------
      Net gain (loss) on investments ....        (4,925,574)   (2,954,855)   80,667   (59,804)
                                            ---------------   -----------   -------   -------
   Reinvested capital gains .............                --            --        --        --
                                            ---------------   -----------   -------   -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $    (5,461,506)   (3,092,634)   64,722   (63,444)
                                            ===============   ===========   =======   =======

Investment activity:                           VKEmMkt      VKMidCapG   VKUSRealEst   VicDivrStk
                                            ------------   ----------   -----------   ----------
   Reinvested dividends .................      3,120,487           --     4,908,497       99,463
   Mortality and expense risk charges
      (note 2) ..........................       (357,160)    (170,016)   (1,701,530)    (230,584)
                                            ------------   ----------   -----------   ----------
      Net investment income (loss) ......      2,763,327     (170,016)    3,206,967     (131,121)
                                            ------------   ----------   -----------   ----------

   Proceeds from mutual fund
      shares sold .......................    101,794,407    5,278,170    85,425,780    2,371,157
   Cost of mutual fund shares sold ......   (102,237,054)  (7,316,419)  (84,627,879)  (2,763,953)
                                            ------------   ----------   -----------   ----------
      Realized gain (loss)
         on investments .................       (442,647)  (2,038,249)      797,901     (392,796)
   Change in unrealized gain (loss)
      on investments ....................       (332,040)  (2,932,693)  (15,531,000)  (4,596,621)
                                            ------------   ----------   -----------   ----------
      Net gain (loss) on investments ....       (774,687)  (4,970,942)  (14,733,099)  (4,989,417)
                                            ------------   ----------   -----------   ----------
   Reinvested capital gains .............             --           --     3,677,034           --
                                            ------------   ----------   -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      1,988,640   (5,140,958)   (7,849,098)  (5,120,538)
                                            ============   ==========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                        VicInvQBd   VicSmCoOpp    WRAsStrat      WRBal
                                            ---------   ----------   ----------   ----------
   Reinvested dividends .................   $  89,735       6,666     1,243,738    1,085,280
   Mortality and expense risk charges
      (note 2)...........................     (12,440)    (21,401)     (804,541)    (703,114)
                                            ---------   ---------    ----------   ----------
      Net investment income (loss) ......      77,295     (14,735)      439,197      382,166
                                            ---------   ---------    ----------   ----------

   Proceeds from mutual fund
      shares sold .......................     317,357     294,581     1,190,183    1,629,914
   Cost of mutual fund shares sold ......    (295,966)   (257,436)   (1,233,604)  (1,812,235)
                                            ---------   ---------    ----------   ----------
      Realized gain (loss)
         on investments .................      21,391      37,145       (43,421)    (182,321)
   Change in unrealized gain (loss)
      on investments ....................      13,036    (189,535)      708,959   (5,642,887)
                                            ---------   ---------    ----------   ----------
      Net gain (loss) on investments ....      34,427    (152,390)      665,538   (5,825,208)
                                            ---------   ---------    ----------   ----------
   Reinvested capital gains .............      73,303          --            --           --
                                            ---------   ---------    ----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ 185,025    (167,125)    1,104,735   (5,443,042)
                                            =========   =========    ==========   ==========

Investment activity:                           WRBnd       WRCoreEq      WRGrowth      WRHiInc
                                            ----------   -----------   -----------   ----------
   Reinvested dividends .................    4,132,615     1,090,576        24,038    3,927,799
   Mortality and expense risk charges
      (note 2)...........................   (1,033,854)   (2,529,218)   (2,501,942)    (530,760)
                                            ----------   -----------   -----------   ----------
      Net investment income (loss) ......    3,098,761    (1,438,642)   (2,477,904)   3,397,039
                                            ----------   -----------   -----------   ----------

   Proceeds from mutual fund shares sold     1,152,522     4,195,203     4,187,083      680,078
   Cost of mutual fund shares sold ......   (1,092,523)   (6,070,090)   (5,943,454)    (755,166)
                                            ----------   -----------   -----------   ----------
      Realized gain (loss)
         on investments .................       59,999    (1,874,887)   (1,756,371)     (75,088)
   Change in unrealized gain (loss)
      on investments ....................    2,600,119   (45,994,822)  (44,114,247)  (4,546,317)
                                            ----------   -----------   -----------   ----------
      Net gain (loss) on investments ....    2,660,118   (47,869,709)  (45,870,618)  (4,621,405)
                                            ----------   -----------   -----------   ----------
   Reinvested capital gains .............           --            --            --           --
                                            ----------   -----------   -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    5,758,879   (49,308,351)  (48,348,522)  (1,224,366)
                                            ==========   ===========   ===========   ==========

Investment activity:                           WRIntl      WRLTBond       WRMMkt      WRSciTech
                                            -----------   ---------    -----------   -----------
   Reinvested dividends .................   $   168,704     513,174        365,411           440
   Mortality and expense risk charges
      (note 2) ..........................      (464,798)   (153,039)      (453,149)     (685,472)
                                            -----------   ---------    -----------   -----------
      Net investment income (loss) ......      (296,094)    360,135        (87,738)     (685,032)
                                            -----------   ---------    -----------   -----------

   Proceeds from mutual fund
      shares sold .......................     3,431,044   1,007,997     68,861,644     2,811,323
   Cost of mutual fund shares sold ......    (4,513,965)   (966,743)   (68,861,644)   (3,170,502)
                                            -----------   ---------    -----------   -----------
      Realized gain (loss)
         on investments .................    (1,082,921)     41,254             --      (359,179)
   Change in unrealized gain (loss)
      on investments ....................    (5,767,714)    131,915             --   (13,455,380)
                                            -----------   ---------    -----------   -----------
      Net gain (loss) on investments ....    (6,850,635)    173,169             --   (13,814,559)
                                            -----------   ---------    -----------   -----------
   Reinvested capital gains .............            --          --             --            --
                                            -----------   ---------    -----------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(7,146,729)    533,304        (87,738)  (14,499,591)
                                            ===========   =========    ===========   ===========

Investment activity:                          WRSmCap       WRValue
                                            -----------   ----------
   Reinvested dividends .................            --      457,108
   Mortality and expense risk charges
      (note 2) ..........................    (1,173,816)    (690,507)
                                            -----------   ----------
      Net investment income (loss) ......    (1,173,816)    (233,399)
                                            -----------   ----------
   Proceeds from mutual fund
      shares sold .......................    42,089,918    2,616,745
   Cost of mutual fund shares sold ......   (47,077,347)  (2,924,843)
                                            -----------   ----------
      Realized gain (loss) on
         investments ....................    (4,987,429)    (308,098)
   Change in unrealized gain (loss)
      on investments ....................   (16,162,456)  (7,513,064)
                                            -----------   ----------
      Net gain (loss) on investments ....   (21,149,885)  (7,821,162)
                                            -----------   ----------
   Reinvested capital gains .............            --           --
                                            -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (22,323,701)  (8,054,561)
                                            ===========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                          Total                    AIMBal
                                            --------------------------------   --------------
Investment activity:                             2002              2001          2002    2001
                                            ---------------   --------------   -------   ----
   Net investment income (loss) .........   $    34,236,709       44,748,051     6,892     --
   Realized gain (loss) on investments ..    (1,165,783,979)  (1,396,655,621)   (1,533)    --
   Change in unrealized gain (loss)
      on investments ....................    (1,252,375,182)    (467,035,414)  (47,884)    --
   Reinvested capital gains .............        63,306,597      328,794,805        --     --
                                            ---------------   --------------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,320,615,855)  (1,490,148,179)  (42,525)    --
                                            ---------------   --------------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     3,247,590,435    4,758,136,751   426,637     --
   Transfers between funds ..............                --               --       (68)    --
   Redemptions (note 3) .................    (1,979,290,511)  (1,230,321,119)  (14,153)    --
   Annuity benefits .....................        (1,983,118)      (1,264,289)       --     --
   Annual contract maintenance charges
      (note 2) ..........................          (345,695)        (317,386)       --     --
   Contingent deferred sales charges
      (note 2) ..........................       (25,987,412)     (22,752,771)       --     --
   Adjustments to maintain reserves .....          (591,110)      (3,550,504)      (50)    --
                                            ---------------   --------------   -------    ---
         Net equity transactions ........     1,239,392,589    3,499,930,682   412,366     --
                                            ---------------   --------------   -------    ---

Net change in contract owners' equity ...    (1,081,223,266)   2,009,782,503   369,841     --
Contract owners' equity beginning
   of period ............................    12,948,274,792   10,938,492,289        --     --
                                            ---------------   --------------   -------    ---
Contract owners' equity end of period ...   $11,867,051,526   12,948,274,792   369,841     --
                                            ===============   ==============   =======    ===

CHANGES IN UNITS:
   Beginning units ......................     1,169,724,887      854,916,423        --     --
                                            ---------------   --------------   -------    ---
   Units purchased ......................       344,037,761      410,344,735    46,472     --
   Units redeemed .......................      (250,040,415)     (95,536,271)   (1,452)    --
                                            ---------------   --------------   -------    ---
   Ending units .........................     1,263,722,233    1,169,724,887    45,020     --
                                            ===============   ==============   =======    ===

                                               AIMBValue2        AIMBlueCh
                                            ----------------   --------------
Investment activity:                          2002      2001    2002     2001
                                            ---------   ----   -------   ----
   Net investment income (loss) .........      (7,418)    --     (910)     --
   Realized gain (loss) on investments ..      (4,224)    --   (2,139)     --
   Change in unrealized gain (loss)
      on investments ....................     (18,608)    --   (16,194)    --
   Reinvested capital gains .............          --     --        --     --
                                            ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (30,250)    --   (19,243)    --
                                            ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,357,205     --   177,745     --
   Transfers between funds ..............     (58,743)    --        --     --
   Redemptions (note 3) .................      (7,993)    --    (4,535)    --
   Annuity benefits .....................          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................          --     --      (207)    --
   Adjustments to maintain reserves .....         (17)    --        (8)    --
                                            ---------    ---   -------    ---
         Net equity transactions ........   2,290,452     --   172,995     --
                                            ---------    ---   -------    ---

Net change in contract owners' equity ...   2,260,202     --   153,752     --
Contract owners' equity beginning
   of period ............................          --     --        --     --
                                            ---------    ---   -------    ---
Contract owners' equity end of period ...   2,260,202     --   153,752     --
                                            =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................          --     --        --     --
                                            ---------    ---   -------    ---
   Units purchased ......................     307,186     --    21,593     --
   Units redeemed .......................      (8,230)    --      (524)    --
                                            ---------    ---   -------    ---
   Ending units .........................     298,956     --    21,069     --
                                            =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               AIMCapAp         AIMCapAp2       AIMCoreEq        AIMPreEq
                                            --------------   --------------   -------------   --------------
Investment activity:                         2002     2001    2002     2001    2002    2001    2002     2001
                                            -------   ----   -------   ----   ------   ----   -------   ----
   Net investment income (loss) .........   $   (67)    --    (1,648)    --       39     --    (1,030)    --
   Realized gain (loss) on investments ..      (737)    --      (121)    --      (24)    --    (4,137)    --
   Change in unrealized gain (loss)
      on investments ....................      (934)    --   (13,728)    --   (3,012)    --   (41,950)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Reinvested capital gains .............        --     --        --     --       --     --        --     --
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,738)    --   (15,497)    --   (2,997)    --   (47,117)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    34,294     --   514,843     --   63,735     --   379,837     --
   Transfers between funds ..............        --     --    (3,381)    --       --     --       173     --
   Redemptions (note 3) .................    (2,330)    --       (19)    --       --     --   (11,503)    --
   Annuity benefits .....................        --     --        --     --       --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --        --     --       --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................        --     --        --     --       --     --      (326)    --
   Adjustments to maintain reserves .....       (11)    --       (25)    --      347     --       (51)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Net equity transactions ..............    31,953     --   511,418     --   64,082     --   368,130     --
                                            -------    ---   -------    ---   ------    ---   -------    ---

Net change in contract owners' equity ...    30,215     --   495,921     --   61,085     --   321,013     --
Contract owners' equity beginning
   of period ............................        --     --        --     --       --     --        --     --
                                            -------    ---   -------    ---   ------    ---   -------    ---
Contract owners' equity end of period ...   $30,215     --   495,921     --   61,085     --   321,013     --
                                            =======    ===   =======    ===   ======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --        --     --       --     --        --     --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Units purchased ......................     4,164     --    63,127     --    7,344     --    47,601     --
   Units redeemed .......................      (249)    --      (411)    --       --     --    (1,359)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Ending units .........................     3,915     --    62,716     --    7,344     --    46,242     --
                                            =======    ===   =======    ===   ======    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               AIMPreEq2         AISmCapValB        AlGrIncB          AlPremGrB
                                            ---------------   ----------------   --------------   ----------------
Investment activity:                          2002     2001      2002     2001     2002    2001      2002     2001
                                            --------   ----   ---------   ----   -------   ----   ---------   ----
   Net investment income (loss) .........   $     51     --      (4,227)    --    (2,355)    --      (4,060)    --
   Realized gain (loss) on investments ..        (18)    --         131     --       (32)    --      (1,140)    --
   Change in unrealized gain (loss)
      on investments ....................    (19,953)    --      31,302     --   (11,102)    --     (46,333)    --
   Reinvested capital gains .............         --     --          --     --        --     --          --     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (19,920)    --      27,206     --   (13,489)    --     (51,533)    --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    598,299     --   1,218,497     --   663,044     --   1,050,974     --
   Transfers between funds ..............         22     --      16,445     --      (104)    --     (10,475)    --
   Redemptions (note 3) .................     (1,475)    --        (898)    --    (1,504)    --      (5,869)    --
   Annuity benefits .....................         --     --          --     --        --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --          --     --        --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................         --     --          --     --        --     --          --     --
   Adjustments to maintain reserves .....        (16)    --         (24)    --       (18)    --         (19)    --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
         Net equity transactions ........    596,830     --   1,234,020     --   661,418     --   1,034,611     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---

Net change in contract owners' equity ...    576,910     --   1,261,226     --   647,929     --     983,078     --
Contract owners' equity beginning
   of period ............................         --     --          --     --        --     --          --     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
Contract owners' equity end of period ...   $576,910     --   1,261,226     --   647,929     --     983,078     --
                                            ========    ===   =========    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --          --     --        --     --          --     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
   Units purchased ......................     75,410     --     153,271     --    82,704     --     127,930     --
   Units redeemed .......................       (185)    --        (111)    --      (200)    --      (1,929)    --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
   Ending units .........................     75,225     --     153,160     --    82,504     --     126,001     --
                                            ========    ===   =========    ===   =======    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     ACVPIncGr              ACVPIncGr2
                                            --------------------------   ----------------
Investment activity:                            2002           2001         2002     2001
                                            ------------   -----------   ---------   ----
   Net investment income (loss) .........   $   (122,124)     (640,492)     (4,698)    --
   Realized gain (loss) on investments ..    (18,216,447)   (1,861,625)     14,994     --
   Change in unrealized gain (loss)
      on investments ....................    (33,864,481)  (21,562,961)    (25,818)    --
   Reinvested capital gains .............             --            --          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (52,203,052)  (24,065,078)    (15,522)    --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     36,320,285    59,808,951   1,305,416     --
   Transfers between funds ..............    (17,502,668)   (9,181,989)     (3,980)    --
   Redemptions (note 3) .................    (21,248,521)  (16,188,029)     (1,112)    --
   Annuity benefits .....................        (78,659)      (53,446)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (9,875)       (9,770)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (371,734)     (286,292)         --     --
   Adjustments to maintain reserves .....        (44,129)      (51,122)        (24)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........     (2,935,301)   34,038,303   1,300,300     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    (55,138,353)    9,973,225   1,284,778     --
Contract owners' equity beginning
   of period ............................    244,097,006   234,123,781          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...   $188,958,653   244,097,006   1,284,778     --
                                            ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................     20,431,056    17,654,095          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................      6,309,819     3,598,563     157,863     --
   Units redeemed .......................     (6,732,133)     (821,602)       (611)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     20,008,742    20,431,056     157,252     --
                                            ============   ===========   =========    ===

                                                      ACVPInt                 ACVPInt3
                                            --------------------------   -----------------
Investment activity:                           2002           2001          2002      2001
                                            -----------   ------------   ----------   ----
   Net investment income (loss) .........      (425,314)    (2,769,339)    (186,417)    --
   Realized gain (loss) on investments ..    (1,871,169)  (103,673,422)    (520,994)    --
   Change in unrealized gain (loss)
      on investments ....................   (30,230,542)    (2,743,438)  (3,738,920)    --
   Reinvested capital gains .............            --     24,807,708           --     --
                                            -----------   ------------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (32,527,025)   (84,378,491)  (4,446,331)    --
                                            -----------   ------------   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     9,853,818     56,012,313   12,011,037     --
   Transfers between funds ..............   (23,319,233)   (34,482,228)  28,723,519     --
   Redemptions (note 3) .................   (51,575,813)   (17,499,992)  (1,486,269)    --
   Annuity benefits .....................       (29,683)       (53,110)          --     --
   Annual contract maintenance charges
      (note 2) ..........................        (4,548)        (4,642)        (132)    --
   Contingent deferred sales charges
      (note 2) ..........................      (265,452)      (264,557)     (26,142)    --
   Adjustments to maintain reserves .....      (166,977)      (138,350)     147,751     --
                                            -----------   ------------   ----------    ---
         Net equity transactions ........   (65,507,888)     3,569,434   39,369,764     --
                                            -----------   ------------   ----------    ---

Net change in contract owners' equity ...   (98,034,913)   (80,809,057)  34,923,433     --
Contract owners' equity beginning
   of period ............................   215,558,105    296,367,162           --     --
                                            -----------   ------------   ----------    ---
Contract owners' equity end of period ...   117,523,192    215,558,105   34,923,433     --
                                            ===========   ============   ==========    ===

CHANGES IN UNITS:
   Beginning units ......................    19,760,892     18,957,858           --     --
                                            -----------   ------------   ----------    ---
   Units purchased ......................       925,491      1,189,248    4,491,934     --
   Units redeemed .......................    (7,034,301)      (386,214)    (152,749)    --
                                            -----------   ------------   ----------    ---
   Ending units .........................    13,652,082     19,760,892    4,339,185     --
                                            ===========   ============   ==========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 ACVPUltra         ACVPUltra2              ACVPVal                ACVPVal2
                                            ------------------   --------------   -------------------------   ----------------
Investment activity:                            2002      2001     2002    2001      2002           2001         2002     2001
                                            -----------   ----   -------   ----   -----------   -----------   ---------   ----
   Net investment income (loss) .........   $   (27,469)    --    (2,029)    --    (1,393,909)     (936,906)     (9,241)    --
   Realized gain (loss) on investments ..      (765,494)    --    (5,561)    --    (3,706,212)   13,220,094      (1,557)    --
   Change in unrealized gain (loss)
      on investments ....................      (167,486)    --   (20,580)    --   (73,922,904)   10,454,365      10,938     --
   Reinvested capital gains .............            --     --        --     --    19,513,169            --          --     --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (960,449)    --   (28,170)    --   (59,509,856)   22,737,553         140     --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,059,687     --   715,410     --   121,675,126   107,294,902   2,344,124     --
   Transfers between funds ..............     3,654,235     --   (19,623)    --    31,290,063   102,029,142      42,124     --
   Redemptions (note 3) .................    (1,331,183)    --    (1,715)    --   (37,009,582)  (13,551,488)    (11,704)    --
   Annuity benefits .....................            --     --        --     --       (34,970)       (5,437)         --     --
   Annual contract maintenance charges
      (note 2) ..........................            (1)    --        --     --        (4,820)       (1,503)         --     --
   Contingent deferred sales charges
      (note 2) ..........................        (8,863)    --        --     --      (576,090)     (222,064)       (208)    --
   Adjustments to maintain reserves .....        (1,248)    --        (9)    --         5,235       (34,109)        (46)    --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
         Net equity transactions ........     4,372,627     --   694,063     --    115,344,962   195,509,443   2,374,290    --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---

Net change in contract owners' equity ...     3,412,178     --    665,893    --    55,835,106   218,246,996   2,374,430     --
Contract owners' equity beginning
   of period ............................            --     --        --     --   315,422,735    97,175,739          --     --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
Contract owners' equity end of period ...   $ 3,412,178     --   665,893     --   371,257,841   315,422,735   2,374,430     --
                                            ===========    ===   =======    ===   ===========   ===========   =========    ===
CHANGES IN UNITS:
   Beginning units ......................            --     --        --     --    22,460,603     7,758,901          --     --
                                            -----------     --   -------    ---   -----------   -----------   ---------    ---
   Units purchased ......................       507,766     --    86,534     --     9,800,291    15,593,989     277,611     --
   Units redeemed .......................       (80,696)    --    (2,436)    --    (1,597,928)     (892,287)     (1,348)    --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
   Ending units .........................       427,070     --    84,098     --    30,662,966    22,460,603     276,263     --
                                            ===========    ===   =======    ===   ===========   ===========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   BBTCapAp          BBTCapMAG           BBTGrInc        BBTLgCoGr
                                            -----------------   ----------------   ----------------   --------------
Investment activity:                           2002      2001      2002     2001      2002     2001     2002    2001
                                            ----------   ----   ---------   ----   ---------   ----   -------   ----
   Net investment income (loss)..........   $   (4,330)    --      (6,702)    --       6,567     --    (3,812)    --
   Realized gain (loss) on investments...       (1,430)    --      (6,807)    --      (3,948)    --    (2,494)    --
   Change in unrealized gain (loss)
      on investments.....................     (104,483)    --    (158,483)    --    (146,535)    --   (87,632)    --
   Reinvested capital gains..............           --     --      13,663     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................     (110,243)    --    (158,329)    --    (143,916)    --   (93,938)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........    1,180,095     --   1,306,713     --   1,563,868     --   855,450     --
   Transfers between funds...............         (438)    --          --     --       3,602     --        --     --
   Redemptions (note 3)..................      (20,355)    --     (29,284)    --     (25,354)    --   (10,754)    --
   Annuity benefits......................           --     --          --     --          --     --        --     --
   Annual contract maintenance charges
      (note 2)...........................           --     --          --     --          --     --        --     --
   Contingent deferred sales charges
      (note 2)...........................         (172)    --        (560)    --        (437)    --      (103)    --
   Adjustments to maintain reserves......          (76)    --         (54)    --        (112)    --      (148)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
         Net equity transactions.........    1,159,054     --   1,276,815     --   1,541,567     --   844,445     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---

Net change in contract owners' equity....    1,048,811     --   1,118,486     --   1,397,651     --   750,507     --
Contract owners' equity beginning
   of period.............................           --     --          --     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
Contract owners' equity end of period....   $1,048,811     --   1,118,486     --   1,397,651     --   750,507     --
                                            ==========    ===   =========    ===   =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units.......................           --     --          --     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
   Units purchased.......................      128,972     --     144,610     --     175,989     --   107,713     --
   Units redeemed........................       (2,195)    --      (3,102)    --      (2,757)    --    (1,321)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
   Ending units..........................      126,777     --     141,508     --     173,232     --   106,392     --
                                            ==========    ===   =========    ===   =========    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     CSGPVen                    CSIntFoc
                                            -------------------------   -----------------------
Investment activity:                            2002          2001         2002         2001
                                            -----------   -----------   ----------   ----------
   Net investment income (loss) .........   $   (59,921)     (105,703)    (130,246)    (205,466)
   Realized gain (loss) on investments ..      (654,877)  (10,051,635)     405,561   (6,610,860)
   Change in unrealized gain (loss)
      on investments ....................    (1,839,506)    6,061,340   (2,715,624)   2,924,998
   Reinvested capital gains .............            --            --           --           --
                                            -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,554,304)   (4,095,998)  (2,440,309)  (3,891,328)
                                            -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        54,980       437,081       95,306      321,905
   Transfers between funds ..............    (1,939,144)   (2,409,756)  (3,238,592)  (3,242,052)
   Redemptions (note 3) .................      (500,965)     (588,320)  (1,170,686)  (1,090,377)
   Annuity benefits .....................            --            --       (1,743)          --
   Annual contract maintenance charges
      (note 2) ..........................           (85)         (109)         (91)        (104)
   Contingent deferred sales charges
      (note 2) ..........................        (8,761)      (18,057)     (20,942)     (21,131)
   Adjustments to maintain reserves .....           786        (3,835)      (2,431)        (626)
                                            -----------   -----------   ----------   ----------
         Net equity transactions ........    (2,393,189)   (2,582,996)  (4,339,179)  (4,032,385)
                                            -----------   -----------   ----------   ----------

Net change in contract owners'equity ....    (4,947,493)   (6,678,994)  (6,779,488)  (7,923,713)
Contract owners' equity beginning
   of period ............................     8,573,915    15,252,909   15,534,586   23,458,299
                                            -----------   -----------   ----------   ----------
Contract owners' equity end of period ...   $ 3,626,422     8,573,915    8,755,098   15,534,586
                                            ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................       881,184     1,111,277    1,823,262    2,118,432
                                            -----------   -----------   ----------   ----------
   Units purchased ......................         7,125        39,180       11,671       23,566
   Units redeemed .......................      (316,207)     (269,273)    (539,936)    (318,736)
                                            -----------   -----------   ----------   ----------
   Ending units .........................       572,102       881,184    1,294,997    1,823,262
                                            ===========   ===========   ==========   ==========

                                                    CSLCapV              DVITNas100Ix
                                            -----------------------   -------------------
Investment activity:                           2002         2001      2002       2001
                                            ----------   ----------   ----   ------------
   Net investment income (loss) .........      (21,834)    (228,262)    --       (560,028)
   Realized gain (loss) on investments ..     (213,404)     (24,335)    --     44,776,293
   Change in unrealized gain (loss)
      on investments ....................   (4,689,583)     103,197     --             --
   Reinvested capital gains .............           --           --     --             --
                                            ----------   ----------    ---   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (4,924,821)    (149,400)    --     44,216,265
                                            ----------   ----------    ---   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      285,138      332,630     --             --
   Transfers between funds ..............   (1,000,986)   2,510,638     --    208,016,120
   Redemptions (note 3) .................   (2,234,926)  (1,783,273)    --   (246,084,935)
   Annuity benefits .....................           --           --     --             --
   Annual contract maintenance charges
      (note 2) ..........................         (265)        (249)    --             --
   Contingent deferred sales charges
      (note 2) ..........................      (37,559)     (37,035)    --     (6,147,450)
   Adjustments to maintain reserves .....          949        2,923     --             --
                                            ----------   ----------    ---   ------------
         Net equity transactions ........   (2,987,649)   1,025,634     --    (44,216,265)
                                            ----------   ----------    ---   ------------

Net change in contract owners'equity ....   (7,912,470)     876,234     --             --
Contract owners' equity beginning
   of period ............................   21,865,632   20,989,398     --             --
                                            ----------   ----------    ---   ------------
Contract owners' equity end of period ...   13,953,162   21,865,632     --             --
                                            ==========   ==========    ===   ============

CHANGES IN UNITS:
   Beginning units ......................    1,671,364    1,602,463     --             --
                                            ----------   ----------    ---   ------------
   Units purchased ......................       26,123       95,435     --     15,903,373
   Units redeemed .......................     (296,459)     (26,534)    --    (15,903,373)
                                            ----------   ----------    ---   ------------
   Ending units .........................    1,401,028    1,671,364     --             --
                                            ==========   ==========    ===   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               DryELeadS         DrySmCapIxS         DrySRGroS              DrySRGro
                                            ---------------   -----------------   --------------   -------------------------
Investment activity:                          2002     2001      2002      2001     2002    2001       2002          2001
                                            --------   ----   ----------   ----   -------   ----   -----------   -----------
   Net investment income (loss) .........   $ (1,346)    --      (37,669)    --      (494)    --    (1,563,448)   (2,605,882)
   Realized gain (loss) on investments ..        269     --     (145,530)    --       (89)    --   (31,632,731)   (3,294,146)
   Change in unrealized gain (loss)
      on investments ....................      3,408     --       41,590     --    (6,227)    --   (28,139,109)  (64,933,738)
   Reinvested capital gains .............         --     --           --     --        --     --            --            --
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      2,331     --     (141,609)    --    (6,810)    --   (61,335,288)  (70,833,766)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    292,410     --   10,486,151     --   110,745     --    13,839,102    52,653,983
   Transfers between funds ..............      3,061     --      650,222     --        --     --   (27,309,383)  (31,386,848)
   Redemptions (note 3) .................       (312)    --   (1,642,696)    --    (6,416)    --   (17,481,166)  (20,970,289)
   Annuity benefits .....................         --     --         (191)    --        --     --       (20,204)      (21,083)
   Annual contract maintenance charges
      (note 2) ..........................         --     --           (2)    --        --     --       (28,748)      (32,050)
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (10,367)    --      (305)    --      (355,416)     (632,546)
   Adjustments to maintain reserves .....        (13)    --       (7,251)    --        (2)    --       100,739       (80,136)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
         Net equity transactions ........    295,146     --    9,475,866     --   104,022     --   (31,255,076)     (468,969)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------

Net change in contract owners' equity ...    297,477     --    9,334,257     --    97,212     --   (92,590,364)  (71,302,735)
Contract owners' equity beginning
   of period ............................         --     --           --     --        --     --   217,322,393   288,625,128
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
Contract owners' equity end of period ...   $297,477     --    9,334,257     --    97,212     --   124,732,029   217,322,393
                                            ========    ===   ==========    ===    ======    ===   ===========   ===========

   CHANGES IN UNITS:
   Beginning units ......................         --     --           --     --        --     --    19,487,708    19,733,998
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
   Units purchased ......................     38,888     --    1,380,965     --    13,661     --     1,582,340    18,956,266
   Units redeemed .......................        (41)    --     (157,297)    --      (709)    --    (5,121,277)  (19,202,556)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
   Ending units .........................     38,847     --    1,223,668     --    12,952     --    15,948,771    19,487,708
                                            ========    ===   ==========    ===   =======    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        DryStkIx                      DryVIFApp
                                            ------------------------------   -------------------------
Investment activity:                             2002            2001           2002          2001
                                            --------------   -------------   -----------   -----------
   Net investment income (loss) .........   $    2,153,528          83,069       (62,503)     (363,037)
   Realized gain (loss) on investments ..      (67,584,771)        231,408   (10,859,382)      844,875
   Change in unrealized gain (loss)
   on investments .......................     (215,953,952)   (181,721,280)  (22,402,153)  (19,950,694)
   Reinvested capital gains .............               --       6,237,021            --            --
                                            --------------   -------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (281,385,195)   (175,169,782)  (33,324,038)  (19,468,856)
                                            --------------   -------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      154,818,089     257,363,731    28,437,997    37,712,761
   Transfers between funds ..............      (74,493,773)    (56,504,328)   (7,280,512)   (5,084,334)
   Redemptions (note 3) .................     (115,073,948)    (89,376,639)  (18,224,482)  (12,535,159)
   Annuity benefits .....................         (141,061)        (94,342)      (42,149)      (21,510)
   Annual contract maintenance charges
      (note 2) ..........................          (58,478)        (59,684)       (9,258)       (9,478)
   Contingent deferred sales charges
      (note 2) ..........................       (1,900,950)     (1,670,535)     (318,292)     (247,518)
   Adjustments to maintain reserves .....         (398,576)       (185,820)      (40,843)      (12,626)
                                            --------------   -------------   -----------   -----------
         Net equity transactions ........      (37,248,697)    109,472,383     2,522,461    19,802,136
                                            --------------   -------------   -----------   -----------

Net change in contract owners' equity ...     (318,633,892)    (65,697,399)  (30,801,577)      333,280
Contract owners' equity beginning
   of period ............................    1,184,502,505   1,250,199,904   178,670,962   178,337,682
                                            --------------   -------------   -----------   -----------
Contract owners' equity end of period ...   $  865,868,613   1,184,502,505   147,869,385   178,670,962
                                            ==============   =============   ===========   ===========
CHANGES IN UNITS:
      Beginning units ...................       99,494,839      90,529,550    14,326,910    12,683,936
                                            --------------   -------------   -----------   -----------
      Units purchased ...................       18,447,147      12,196,095       281,740     2,161,732
      Units redeemed ....................      (22,587,694)     (3,230,806)      (90,446)     (518,758)
                                            --------------   -------------   -----------   -----------
      Ending units ......................       95,354,292      99,494,839    14,518,204    14,326,910
                                            ==============   =============   ===========   ===========

                                               DryVIFAppS         DryVIFDevLd
                                            ----------------   --------------
Investment activity:                           2002     2001    2002     2001
                                            ---------   ----   -------   ----
   Net investment income (loss) .........       6,226     --      (874)    --
   Realized gain (loss) on investments ..        (435)    --      (664)    --
   Change in unrealized gain (loss)
   on investments .......................     (29,089)    --    (3,484)    --
   Reinvested capital gains .............          --     --        --     --
                                            ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (23,298)    --    (5,022)    --
                                            ---------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,045,607     --   218,433     --
   Transfers between funds ..............     (11,860)    --        --     --
   Redemptions (note 3) .................      (2,745)    --    (2,460)    --
   Annuity benefits .....................          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................          --     --      (161)    --
   Adjustments to maintain reserves .....         (31)    --       (33)    --
                                            ---------    ---   -------    ---
         Net equity transactions ........   1,030,971     --   215,779     --
                                            ---------    ---   -------    ---

Net change in contract owners' equity ...   1,007,673     --   210,757     --
Contract owners' equity beginning
   of period ............................          --     --        --     --
                                            ---------    ---   -------    ---
Contract owners' equity end of period ...   1,007,673     --   210,757     --
                                            =========    ===   =======    ===
CHANGES IN UNITS:
      Beginning units ...................          --     --        --     --
                                            ---------    ---   -------    ---
      Units purchased ...................     122,541     --    27,580     --
      Units redeemed ....................      (1,665)    --      (304)    --
                                            ---------    ---   -------    ---
      Ending units ......................     120,876     --    27,276     --
                                            =========    ===   =======    ===

                                                                  (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             DryVIFIntVal      FedAmLeadS       FedCapApS         FedHiIncS
                                            --------------   --------------   --------------   ----------------
Investment activity:                          2002    2001     2002    2001     2002    2001     2002      2001
                                            -------   ----   -------   ----   -------   ----   ---------   ----
   Net investment income (loss) .........   $   276     --      (510)    --    (1,792)    --      (3,375)    --
   Realized gain (loss) on investments ..      (743)    --     1,264     --       (14)    --          48     --
   Change in unrealized gain (loss)
      on investments ....................    (6,285)    --       688     --    (1,722)    --      33,315     --
   Reinvested capital gains .............        --     --        --     --        --     --          --     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................    (6,752)    --     1,442     --    (3,528)    --      29,988     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    80,672     --   132,673     --   448,240     --   1,100,221     --
   Transfers between funds ..............       463     --        --     --       176     --      21,479     --
   Redemptions (note 3) .................    (3,922)    --        --     --      (765)    --     (21,373)    --
   Annuity benefits .....................        --     --        --     --        --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --        --     --        --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................      (256)    --        --     --        --     --          --     --
   Adjustments to maintain reserves .....        (8)    --        (5)    --       (38)    --         (24)    --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
         Net equity transactions ........    76,949     --   132,668     --   447,613     --   1,100,303     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---

Net change in contract owners' equity ...    70,197     --   134,110     --   444,085     --   1,130,291     --
Contract owners' equity beginning of
   period ...............................        --     --        --     --        --     --          --     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
Contract owners' equity end of period ...   $70,197     --   134,110     --   444,085     --   1,130,291     --
                                            =======    ===   =======    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --        --     --        --     --          --     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
   Units purchased ......................     8,429     --    16,666     --    54,818     --     120,246     --
   Units redeemed .......................      (372)    --        --     --       (93)    --      (2,207)    --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
   Ending units .........................     8,057     --    16,666     --    54,725     --     118,039     --
                                            =======    ===   =======    ===   =======    ===   =========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     FedQualBd              FedQualBdS
                                            --------------------------   ----------------
Investment activity:                            2002           2001        2002      2001
                                            ------------    ----------   ---------   ----
   Net investment income (loss) .........   $  5,466,023       565,889     (15,329)    --
   Realized gain (loss) on investments ..      2,847,877     3,124,528      11,346     --
   Change in unrealized gain (loss)
      on investments ....................     14,294,870     3,032,816     118,830     --
   Reinvested capital gains .............      3,527,253       234,904          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in
      contract owners' equity resulting
      from operations ...................     26,136,023     6,958,137     114,847     --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    128,763,804   116,945,658   4,058,836     --
   Transfers between funds ..............     71,946,936    55,210,987      45,561     --
   Redemptions (note 3) .................    (40,047,918)  (11,401,817)    (26,616)    --
   Annuity benefits .....................        (74,955)      (26,636)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (1,306)         (321)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (550,614)     (149,164)         --     --
   Adjustments to maintain reserves              109,397       230,183         (28)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........    160,145,344   160,808,890   4,077,753     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    186,281,367   167,767,027   4,192,600     --
Contract owners' equity beginning
   of period ............................    232,636,766    64,869,739          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...   $418,918,133   232,636,766   4,192,600     --
                                            ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................     20,337,003     6,068,735          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................     15,916,826    15,154,212     396,196     --
   Units redeemed .......................     (2,270,017)     (885,944)     (2,536)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     33,983,812    20,337,003     393,660     --
                                            ============   ===========   =========    ===

                                                     FidVIPEIS               FidVIPEI2
                                            --------------------------   ----------------
Investment activity:                             2002          2001        2002      2001
                                            ------------   -----------   ---------   ----
   Net investment income (loss) .........      2,636,141     1,794,495     (12,694)    --
   Realized gain (loss) on investments ..    (21,941,895)   (4,933,610)      2,909     --
   Change in unrealized gain (loss)
      on investments ....................   (132,146,951)  (58,178,673)     (4,057)    --
   Reinvested capital gains .............     14,786,371    24,425,390          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in contract
      owners'equity resulting from
      operations ........................   (136,666,334)  (36,892,398)    (13,842)    --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    150,881,618   211,927,649   3,594,297     --
   Transfers between funds ..............    (11,384,623)   19,711,025      60,792     --
   Redemptions (note 3) .................    (65,808,487)  (43,243,678)    (18,236)    --
   Annuity benefits .....................       (103,261)     (109,705)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (9,775)       (7,529)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (997,436)     (716,384)       (205)    --
   Adjustments to maintain reserves             (196,318)      (64,336)        (55)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........     72,381,718   187,497,042   3,636,593     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    (64,284,616)  150,604,644   3,622,751     --
Contract owners' equity beginning
   of period ............................    666,202,250   515,597,606          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...    601,917,634   666,202,250   3,622,751     --
                                            ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................     54,589,794    39,698,766          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................      7,525,848    17,227,857     445,972     --
   Units redeemed .......................     (1,903,062)   (2,336,829)     (2,203)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     60,212,580    54,589,794     443,769     --
                                            ============   ===========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      FidVIPGrS                 FidVIPGr2
                                            -----------------------------   ----------------
Investment activity:                             2002            2001          2002     2001
                                            -------------   -------------   ---------   ----
   Net investment income (loss) .........   $  (7,043,658)    (10,516,226)     (4,734)    --
   Realized gain (loss) on investments ..    (148,576,507)    (42,015,190)       (259)    --
   Change in unrealized gain (loss)
      on investments ....................    (116,016,093)   (220,107,096)    (48,224)    --
   Reinvested capital gains .............              --      68,833,430          --     --
                                            -------------   -------------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (271,636,258)   (203,805,082)    (53,217)    --
                                            -------------   -------------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      84,541,132     217,224,830   1,502,545     --
   Transfers between funds ..............     (96,878,272)    (90,949,980)     71,694     --
   Redemptions (note 3) .................     (72,771,471)    (69,033,475)    (16,749)    --
   Annuity benefits .....................        (126,329)        (76,461)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (31,691)        (33,414)         --     --
   Contingent deferred sales charges
      (note 2) ..........................      (1,292,721)     (1,262,520)         --     --
   Adjustments to maintain reserves .....        (298,141)       (407,523)        (31)    --
                                            -------------   -------------   ---------    ---
         Net equity transactions ........     (86,857,493)     55,461,457   1,557,459     --
                                            -------------   -------------   ---------    ---
Net change in contract owners' equity ...    (358,493,751)   (148,343,625)  1,504,242     --
Contract owners' equity beginning
   of period ............................     893,332,864   1,041,676,489          --     --
                                            -------------   -------------   ---------    ---
Contract owners' equity end of period ...   $ 534,839,113     893,332,864   1,504,242     --
                                            =============   =============   =========    ===

CHANGES IN UNITS:
   Beginning units ......................      69,067,055      64,931,576          --     --
                                            -------------   -------------   ---------    ---
   Units purchased ......................       8,690,088       5,887,586     204,810     --
   Units redeemed .......................     (17,438,508)     (1,752,107)     (2,134)    --
                                            -------------   -------------   ---------    ---
   Ending units .........................      60,318,635      69,067,055     202,676     --
                                            =============   =============   =========    ===

                                                    FidVIPHIS                   FidVIPOvS
                                            -------------------------   -------------------------
Investment activity:                            2002          2001          2002          2001
                                            -----------   -----------   -----------   -----------
   Net investment income (loss) .........    16,113,095    21,158,404      (355,166)    5,070,522
   Realized gain (loss) on investments ..   (42,376,399)  (66,575,722)    3,578,081   (38,696,811)
   Change in unrealized gain (loss)
      on investments ....................    31,295,351    20,368,597   (17,458,398)    1,567,777
   Reinvested capital gains .............            --            --            --    10,380,090
                                            -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     5,032,047   (25,048,721)  (14,235,483)  (21,678,422)
                                            -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    26,460,320    47,694,180     5,331,334    24,804,871
   Transfers between funds ..............     8,164,541       903,055   (29,957,379)  (13,704,332)
   Redemptions (note 3) .................   (23,439,729)  (16,038,348)  (8,454,586)    (6,921,969)
   Annuity benefits .....................       (16,151)       (6,335)      (22,501)       (8,592)
   Annual contract maintenance charges
      (note 2) ..........................        (3,062)       (2,933)       (1,315)       (1,400)
   Contingent deferred sales charges
      (note 2) ..........................      (324,931)     (255,414)     (151,610)     (113,669)
   Adjustments to maintain reserves .....       (25,743)      (28,093)      (20,491)      (27,795)
                                            -----------   -----------   -----------   -----------
         Net equity transactions ........    10,815,245    32,266,112   (33,276,548)    4,027,114
                                            -----------   -----------   -----------   -----------

Net change in contract owners' equity ...    15,847,292     7,217,391   (47,512,031)  (17,651,308)
Contract owners' equity beginning
   of period ............................   180,112,967   172,895,576   107,376,380   125,027,688
                                            -----------   -----------   -----------   -----------
Contract owners' equity end of period ...   195,960,259   180,112,967   59,864,349    107,376,380
                                            ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    25,533,687    21,554,541    10,843,987     9,861,469
                                            -----------   -----------   -----------   -----------
   Units purchased ......................     1,972,574     4,960,970       510,873     1,428,257
   Units redeemed .......................      (567,290)     (981,824)   (3,680,813)     (445,739)
                                            -----------   -----------   -----------   -----------
   Ending units .........................    26,938,971    25,533,687     7,674,047    10,843,987
                                            ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               FidVIPOvS2R         FidVIPOvSR              FidVIPConS              FidVIPCon2
                                            -----------------   -----------------   -------------------------   ----------------
Investment activity:                           2002      2001      2002      2001      2002           2001         2002     2001
                                            ----------   ----   ----------   ----   -----------   -----------   ---------   ----
   Net investment income (loss) .........   $   (6,107)    --      (95,583)    --    (2,212,692)   (2,241,975)     (9,700)    --
   Realized gain (loss) on investments ..          (21)    --     (243,392)    --   (31,729,685)   (4,720,225)     (1,916)    --
   Change in unrealized gain (loss)
      on investments ....................      (39,923)    --   (2,512,530)    --   (25,397,539)  (92,253,027)    (30,169)    --
   Reinvested capital gains .............           --     --           --     --            --    15,654,677          --     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (46,051)    --   (2,851,505)    --   (59,339,916)  (83,560,550)    (41,785)    --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,579,784     --    7,684,792     --    70,407,167   107,088,206   2,968,149     --
   Transfers between funds ..............       29,074     --   14,010,136     --    (4,051,205)  (43,264,215)    (13,261)    --
   Redemptions (note 3) .................       (5,051)    --     (968,865)    --   (53,410,589)  (37,414,607)     (5,461)    --
   Annuity benefits .....................           --     --           --     --      (150,231)     (194,306)         --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          (41)    --       (25,386)      (24,432)         --     --
   Contingent deferred sales charges
      (note 2) ..........................           --     --      (12,736)    --    (1,003,594)     (678,695)         --     --
   Adjustments to maintain reserves .....          (37)    --       56,856     --       (10,314)      (85,629)        (44)    --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
         Net equity transactions ........    1,603,770     --   20,770,142     --    11,755,848    25,426,322   2,949,383     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---

Net change in contract owners' equity ...    1,557,719     --   17,918,637     --   (47,584,068)  (58,134,228)  2,907,598     --
Contract owners' equity beginning
   of period ............................           --     --           --     --   551,747,477   609,881,705          --     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
Contract owners' equity end of period ...   $1,557,719     --   17,918,637     --   504,163,409   551,747,477   2,907,598     --
                                            ==========    ===   ==========    ===   ===========   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................           --     --           --     --    44,175,712    42,190,840          --     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
   Units purchased ......................      203,010     --    2,415,941     --     1,649,247     2,835,835     340,060     --
   Units redeemed .......................         (633)    --      (99,046)    --      (511,349)     (850,963)     (2,118)    --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
   Ending units .........................      202,377     --    2,316,895     --    45,313,610    44,175,712     337,942     --
                                            ==========    ===   ==========    ===   ===========   ===========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    FidVIPGrOpS             FidVIPMCap2
                                            --------------------------   ----------------
Investment activity:                            2002           2001         2002     2001
                                            ------------   -----------   ---------   ----
   Net investment income (loss) .........   $   (115,121)   (1,203,116)     (5,730)    --
   Realized gain (loss) on investments       (22,291,250)  (14,528,739)       (984)    --
   Change in unrealized gain (loss)
      on investments ....................     (7,084,177)  (11,480,505)     14,767     --
   Reinvested capital gains .............             --            --          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (29,490,548)  (27,212,360)      8,053     --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,502,305    18,560,640   1,765,544     --
   Transfers between funds ..............    (13,737,233)  (18,857,502)     41,462     --
   Redemptions (note 3) .................    (12,174,989)  (13,280,412)     (4,569)    --
   Annuity benefits .....................        (30,823)       (3,185)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (2,572)       (2,571)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (219,268)     (368,763)         --     --
   Adjustments to maintain reserves .....        (33,830)      (82,728)        (28)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........    (19,696,410)  (14,034,521)  1,802,409     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    (49,186,958)  (41,246,881)  1,810,462     --
Contract owners' equity beginning
   of period ............................    136,225,725   177,472,606          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...   $ 87,038,767   136,225,725   1,810,462     --
                                            ============   ===========   =========    ===
CHANGES IN UNITS:
   Beginning units ......................     15,069,734    16,526,974          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................        867,501     1,992,331     212,386     --
   Units redeemed .......................     (3,457,064)   (3,449,571)       (534)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     12,480,171    15,069,734     211,852     --
                                            ============   ===========   =========    ===

                                               FidVIPVaIS        FidVIPVaIS2
                                            ----------------   --------------
Investment activity:                           2002     2001     2002    2001
                                            ---------   ----   -------   ----
   Net investment income (loss) .........     (16,031)    --    (1,774)    --
   Realized gain (loss) on investments       (125,551)    --        89     --
   Change in unrealized gain (loss)
      on investments ....................    (719,815)    --    (9,475)    --
   Reinvested capital gains .............          --     --        --     --
                                            ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (861,397)    --   (11,160)    --
                                            ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,368,105     --   424,246     --
   Transfers between funds ..............   6,334,864     --    34,567     --
   Redemptions (note 3) .................    (135,161)    --        --     --
   Annuity benefits .....................      (2,211)    --        --     --
   Annual contract maintenance charges
      (note 2) ..........................          (2)    --        --     --
   Contingent deferred sales charges
      (note 2) ..........................        (559)    --        --     --
   Adjustments to maintain reserves .....        (471)    --       (31)    --
                                            ---------    ---   -------    ---
         Net equity transactions ........   7,564,565     --   458,782     --
                                            ---------    ---   -------    ---

Net change in contract owners' equity ...   6,703,168     --   447,622     --
Contract owners' equity beginning
   of period ............................          --     --        --     --
                                            ---------    ---   -------    ---
Contract owners' equity end of period ...   6,703,168     --   447,622     --
                                            =========    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ......................          --     --        --     --
                                            ---------    ---   -------    ---
   Units purchased ......................     912,839     --    59,983     --
   Units redeemed .......................     (15,474)    --        --     --
                                            ---------    ---   -------    ---
   Ending units .........................     897,365     --    59,983     --
                                            =========    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  FHCapAp               FHGrInc
                                            -------------------   -------------------
Investment activity:                           2002       2001       2002       2001
                                            ---------   -------   ---------   -------
   Net investment income (loss) .........   $  (1,487)      (20)     (4,736)      254
   Realized gain (loss) on investments ..     (14,431)        1     (42,807)        3
   Change in unrealized gain (loss)
      on investments ....................    (107,556)   46,031    (271,924)    7,405
   Reinvested capital gains .............          --        --         759        --
                                            ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (123,474)   46,012    (318,708)    7,662
                                            ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from ......     221,382    37,214   1,214,737    78,740
      contract owners (note 3)
   Transfers between funds ..............      12,816        --       2,407        --
   Redemptions (note 3) .................     (28,251)       --     (88,978)      (33)
   Annuity benefits .....................          --        --          --        --
   Annual contract maintenance charges
      (note 2) ..........................          --        --          --        --
   Contingent deferred sales charges
      (note 2) ..........................        (310)       --      (1,515)       --
   Adjustments to maintain reserves .....        (143)  470,060        (344)  529,898
                                            ---------   -------   ---------   -------
         Net equity transactions ........     205,494   507,274   1,126,307   608,605
                                            ---------   -------   ---------   -------

Net change in contract owners' equity ...      82,020   553,286     807,599   616,267
Contract owners' equity beginning
   of period ............................     553,286        --     616,267        --
                                            ---------   -------   ---------   -------
Contract owners' equity end of period ...   $ 635,306   553,286   1,423,866   616,267
                                            =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ......................      50,748        --      60,994        --
                                            ---------   -------   ---------   -------
   Units purchased ......................      23,099    50,748     138,341    61,020
   Units redeemed .......................      (2,245)       --      (8,823)      (26)
                                            ---------   -------   ---------   -------
   Ending units .........................      71,602    50,748     190,512    60,994
                                            =========   =======   =========   =======

                                                    GVITCVal                  GVITDMidCapI
                                            ------------------------   -------------------------
Investment activity:                            2002         2001          2002          2001
                                            -----------   ----------   -----------   -----------
   Net investment income (loss) .........        59,477      112,776    (1,537,589)     (747,072)
   Realized gain (loss) on investments ..   (18,031,809)      46,759    (7,973,216)   (2,289,035)
   Change in unrealized gain (loss)
      on investments ....................     6,523,419   (7,089,737)  (28,950,884)     (783,741)
   Reinvested capital gains .............            --           --     1,574,265     1,294,120
                                            -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (11,448,913)  (6,930,202)  (36,887,424)   (2,525,728)
                                            -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     5,797,278   12,443,493    66,481,866    53,016,898
   Transfers between funds ..............    (2,189,198)  (6,591,209)   10,740,488    31,245,674
   Redemptions (note 3) .................    (4,657,278)  (4,297,405)  (18,939,135)   (7,509,292)
   Annuity benefits .....................        (4,186)      (3,682)      (45,645)      (26,938)
   Annual contract maintenance charges
      (note 2) ..........................          (587)        (540)       (2,908)       (1,350)
   Contingent deferred sales charges
      (note 2) ..........................       (66,784)     (66,982)     (294,652)     (137,028)
   Adjustments to maintain reserves              (7,073)     (14,996)       (7,703)      (59,897)
                                            -----------   ----------   -----------   -----------
         Net equity transactions ........    (1,127,828)   1,468,679    57,932,311    76,528,067
                                            -----------   ----------   -----------   -----------

Net change in contract owners' equity ...   (12,576,741)  (5,461,523)   21,044,887    74,002,339
Contract owners' equity beginning
   of period ............................    45,858,981   51,320,504   163,195,077    89,192,738
                                            -----------   ----------   -----------   -----------
Contract owners' equity end of period ...    33,282,240   45,858,981   184,239,964   163,195,077
                                            ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     4,369,756    4,254,275    10,642,272     5,685,236
                                            -----------   ----------   -----------   -----------
   Units purchased ......................       455,909      169,364     4,452,570     5,359,375
   Units redeemed .......................      (538,420)     (53,883)     (732,644)     (402,339)
                                            -----------   ----------   -----------   -----------
   Ending units .........................     4,287,245    4,369,756    14,362,198    10,642,272
                                            ===========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITEmMrkts           GVITEmMrkts3             GVITFHiInc            GVITGlFin1
                                            -----------------------   -----------------   ------------------------   --------------
Investment activity:                            2002         2001        2002      2001      2002          2001        2002    2001
                                            -----------   ---------   ----------   ----   -----------   ----------   -------   ----
   Net investment income (loss) .........   $   (84,637)    (12,970)     (20,036)    --     8,710,088    6,748,480       (96)    --
   Realized gain (loss) on investments ..        47,811    (262,635)    (556,651)    --    (9,370,539)  (9,891,459)      222     --
   Change in unrealized gain (loss)
      on investments ....................    (1,425,060)    224,888     (666,973)    --     3,033,779    4,414,829     2,313     --
   Reinvested capital gains .............            --          --           --     --            --           --        --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,461,886)    (50,717)  (1,243,660)    --     2,373,328    1,271,850     2,439     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     1,102,141   1,795,110    3,241,414     --    29,197,984   23,759,607    47,769     --
   Transfers between funds ..............      (614,993)  3,615,363    8,303,983     --    26,422,982   21,904,043        --     --
   Redemptions (note 3) .................      (886,311)   (102,354)    (408,661)    --   (15,301,933)  (6,517,420)  (25,344)    --
   Annuity benefits .....................        (5,369)       (976)          --     --       (51,505)     (38,757)   (2,230)    --
   Annual contract maintenance charges
      (note 2) ..........................          (159)        (18)         (21)    --          (643)        (308)       --     --
   Contingent deferred sales charges
      (note 2) ..........................       (14,249)     (1,147)      (3,431)    --      (178,883)     (91,339)       --     --
   Adjustments to maintain reserves .....           142     (11,836)       2,704     --        34,327      (27,444)        3     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
         Net equity transactions ........      (418,798)  5,294,142   11,135,988     --    40,122,329   38,988,382    20,198     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---

Net change in contract owners' equity ...    (1,880,684)  5,243,425    9,892,328     --    42,495,657   40,260,232    22,637     --
Contract owners' equity beginning
   of period ............................     5,348,292     104,867           --     --    95,559,807   55,299,575        --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
Contract owners' equity end of period ...   $ 3,467,608   5,348,292    9,892,328     --   138,055,464   95,559,807    22,637     --
                                            ===========   =========    =========    ===   ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ......................       688,788      12,616           --     --     9,462,395    5,607,802        --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
   Units purchased ......................       479,749     688,726    1,363,399     --     4,881,629    4,335,526        --     --
   Units redeemed .......................      (653,500)    (12,554)     (45,068)    --      (866,321)    (480,933)       --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
   Ending units .........................       515,037     688,788    1,318,331     --    13,477,703    9,462,395        --     --
                                            ===========   =========   ==========    ===   ===========   ==========   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                GVITGlFin3        GVITGlHlth3            GVITGlTech            GVITGlTech3
                                            -----------------   ----------------   -----------------------   ----------------
Investment activity:                           2002      2001      2002     2001      2002         2001        2002      2001
                                            ----------   ----   ---------   ----   ----------   ----------   ---------   ----
   Net investment income (loss) .........   $  (11,374)    --     (40,020)    --      (27,931)     (78,573)     (6,758)    --
   Realized gain (loss) on investments ..       20,341     --    (233,351)    --   (2,045,706)  (3,895,249)   (228,203)    --
   Change in unrealized gain (loss)
      on investments ....................       21,644     --    (376,578)    --   (1,519,232)     641,527    (286,598)    --
   Reinvested capital gains .............           --     --          --     --           --           --          --     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       30,611     --    (649,949)    --   (3,592,869)  (3,332,295)   (521,559)    --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      659,730     --   5,719,794     --      812,420    4,024,218     808,135     --
   Transfers between funds ..............    1,765,580     --   3,371,847     --   (2,708,664)   3,306,990   3,448,892     --
   Redemptions (note 3) .................      (85,802)    --    (279,976)    --     (496,243)    (366,917)    (90,153)    --
   Annuity benefits .....................           --     --          --     --           --           (2)         --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          (1)    --         (342)        (223)        (25)    --
   Contingent deferred sales charges
      (note 2) ..........................         (238)    --      (1,382)    --      (16,278)      (4,661)       (666)    --
   Adjustments to maintain reserves .....          (88)    --      (4,214)    --       (2,105)     (92,216)      3,809     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
         Net equity transactions ........    2,339,182     --   8,806,068     --   (2,411,212)   6,867,189   4,169,992     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---

Net change in contract owners' equity ...    2,369,793     --   8,156,119     --   (6,004,081)   3,534,894   3,648,433     --
Contract owners' equity beginning
   of period ............................           --     --          --     --    9,106,841    5,571,947          --     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
Contract owners' equity end of period ...   $2,369,793     --   8,156,119     --    3,102,760    9,106,841   3,648,433     --
                                            ==========    ===   =========    ===   ==========   ==========   =========    ===
CHANGES IN UNITS:
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
   Beginning units ......................           --     --          --     --    2,521,408      873,083          --     --
   Units purchased ......................      277,772     --     995,390     --      342,206    1,726,889     522,036     --
   Units redeemed .......................       (9,178)    --     (28,875)    --   (1,349,964)     (78,564)    (10,606)    --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
   Ending units .........................      268,594     --     966,515     --    1,513,650    2,521,408     511,430     --
                                            ==========    ===   =========    ===   ==========   ==========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITGlUtl1       GVITGlUtl3             GVITGvtBd                 GVITGvtBd2
                                            ---------------   --------------   ---------------------------   -----------------
Investment activity:                          2002     2001     2002    2001       2002           2001          2002      2001
                                            --------   ----   -------   ----   -------------   -----------   ----------   ----
   Net investment income (loss) .........   $    (12)    --       521     --      27,727,988    20,168,853      107,267     --
   Realized gain (loss) on investments ..       (316)    --   (27,348)    --      14,130,829     2,568,288          860     --
   Change in unrealized gain (loss)
      on investments ....................      2,033     --   (24,509)    --      25,591,500     1,559,036      (25,087)    --
   Reinvested capital gains .............         --     --        --     --       7,830,758       828,781       70,632     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......      1,705     --   (51,336)    --      75,281,075    25,124,958      153,672     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     50,517     --   390,193     --     221,018,275   208,529,666    9,870,664     --
   Transfers between funds ..............         --     --   464,069     --     219,387,728    79,594,315      215,168     --
   Redemptions (note 3) .................    (14,252)    --   (26,507)    --    (116,271,387)  (42,386,835)    (112,009)    --
   Annuity benefits .....................        (30)    --        --     --        (165,131)      (39,505)          --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --        (2)    --          (8,251)       (3,989)          --     --
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (502)    --      (1,681,472)     (653,031)      (1,127)    --
   Adjustments to maintain reserves .....         15     --      (229)    --         412,383        30,786         (113)    --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
         Net equity transactions ........     36,250     --   827,022     --     322,692,145   245,071,407    9,972,583     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---

Net change in contract owners' equity ...     37,955     --   775,686     --     397,973,220   270,196,365   10,126,255     --
Contract owners' equity beginning
   of period ............................         --     --        --     --     616,004,559   345,808,194           --     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
Contract owners' equity end of period ...   $ 37,955     --   775,686     --   1,013,977,779   616,004,559   10,126,255     --
                                            ========    ===   =======    ===   =============   ===========   ==========    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --        --     --      51,441,846    30,078,964           --     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
   Units purchased ......................         --     --   100,807     --      32,082,628    24,092,852      955,509     --
   Units redeemed .......................         --     --    (2,945)    --      (5,543,203)   (2,729,970)     (10,381)    --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
   Ending units .........................         --     --    97,862     --      77,981,271    51,441,846      945,128     --
                                            ========    ===   =======    ===   =============   ===========   ==========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITGrowth               GVITIDAgg           GVITIDCon            GVITIDMod
                                            ---------------------------   -----------------   -----------------   ------------------
Investment activity:                            2002           2001          2002      2001      2002      2001      2002       2001
                                            ------------   ------------   ----------   ----   ----------   ----   -----------   ----
   Net investment income (loss) .........   $ (1,131,351)    (1,725,129)       3,578     --      494,091     --       468,595     --
   Realized gain (loss) on investments ..    (59,083,899)  (139,504,484)    (288,543)    --      (50,721)    --      (150,267)    --
   Change in unrealized gain (loss)
      on investments ....................     21,990,697     73,978,880     (678,183)    --      (51,455)    --    (3,539,297)    --
   Reinvested capital gains .............             --             --          694     --       30,633     --        96,021     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .....................    (38,224,553)   (67,250,733)    (962,454)    --      422,548     --    (3,124,948)    --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,121,615     15,671,912    9,887,030     --   32,954,534     --    79,120,503     --
   Transfers between funds ..............    (14,296,945)   (22,383,580)   4,402,046     --   33,664,001     --    49,407,948     --
   Redemptions (note 3) .................    (12,376,615)   (18,841,577)    (572,516)    --   (4,349,462)    --    (4,470,407)    --
   Annuity benefits .....................        (21,701)       (15,833)        (203)    --      (36,490)    --        (3,801)    --
   Annual contract maintenance charges
      (note 2) ..........................         (9,768)       (10,952)         (38)    --          (36)    --          (255)    --
   Contingent deferred sales charges
      (note 2) ..........................       (236,717)      (563,621)     (12,142)    --      (27,346)    --       (69,320)    --
   Adjustments to maintain reserves .....        (18,604)       (96,162)      (8,761)    --      838,564     --        (8,688)    --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
         Net equity transactions ........    (20,838,735)   (26,239,813)  13,695,416     --   63,043,765     --   123,975,980     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---

Net change in contract owners'equity ....    (59,063,288)   (93,490,546)  12,732,962     --   63,466,313     --   120,851,032     --
Contract owners'equity beginning
   of period ............................    138,834,579    232,325,125           --     --           --     --            --     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
Contract owners'equity end of period ....   $ 79,771,291    138,834,579   12,732,962     --   63,466,313     --   120,851,032    --
                                            ============   ============   ==========    ===   ==========    ===   ===========    ===

CHANGES IN UNITS:
   Beginning units ......................     19,812,385     23,423,006           --     --           --     --            --     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
   Units purchased ......................      1,079,422      2,217,317    1,604,012     --    6,663,808     --    13,797,409     --
   Units redeemed .......................     (4,703,337)    (5,827,938)     (59,500)    --     (384,824)    --      (448,682)    --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
   Ending units .........................     16,188,470     19,812,385    1,544,512     --    6,278,984     --    13,348,727     --
                                            ============   ============   ==========    ===   ==========    ===   ===========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITIDModAgg         GVITIDModCon            GVITIntGro            GVITIntGro3
                                            ------------------   -----------------   -----------------------   ----------------
Investment activity:                           2002       2001      2002      2001      2002         2001         2002     2001
                                            -----------   ----   ----------   ----   ----------   ----------   ---------   ----
   Net investment income (loss) .........   $    85,620     --      410,790     --      (23,471)     (14,846)     (7,555)    --
   Realized gain (loss) on investments ..      (195,210)    --     (124,828)    --       65,444       75,164    (169,671)    --
   Change in unrealized gain (loss)
      on investments ....................    (2,432,754)    --     (918,509)    --     (337,054)      23,267       7,721     --
   Reinvested capital gains .............        73,624     --       77,791     --           --           --          --     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,468,720)    --    (554,756)     --     (295,081)      83,585    (169,505)    --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    40,437,270     --   38,360,713     --    1,544,135    2,180,249     991,597     --
   Transfers between funds ..............    13,462,723     --   35,345,772     --   (1,407,388)  (1,056,473)    741,469     --
   Redemptions (note 3) .................    (1,924,853)    --   (3,433,669)    --     (252,938)     (24,186)    (41,022)    --
   Annuity benefits .....................       (10,833)    --       (5,067)    --       (2,903)          --          --     --
   Annual contract maintenance charges
      (note 2) ..........................          (102)    --          (58)    --          (79)         (34)        (11)    --
   Contingent deferred sales charges
      (note 2) ..........................       (12,819)    --      (21,232)    --       (1,058)        (545)       (856)    --
   Adjustments to maintain reserves .....       (16,411)    --      (18,988)    --         (549)        (808)       (265)    --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
      Net equity transactions ...........    51,934,975     --   70,227,471     --     (120,780)   1,098,203   1,690,912     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---

Net change in contract owners' equity ...    49,466,255     --   69,672,715     --     (415,861)   1,181,788   1,521,407     --
Contract owners' equity beginning
   of period ............................            --     --           --     --    1,585,220      403,432          --     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
Contract owners' equity end of period ...   $49,466,255     --   69,672,715     --    1,169,359    1,585,220   1,521,407     --
                                            ===========    ===   ==========    ===   ==========   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................            --     --           --     --      250,125       43,902          --     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
   Units purchased ......................     5,928,417     --    7,585,642     --      305,156      274,565     200,381     --
   Units redeemed .......................      (197,600)    --     (323,264)    --     (328,118)     (68,342)     (4,529)    --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
   Ending units .........................     5,730,817     --    7,262,378     --      227,163      250,125     195,852     --
                                            ===========    ===   ==========    ===   ==========   ==========   =========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITJPBal                 GVITMMultiSec
                                            --------------------------   -------------------------
Investment activity:                            2002           2001          2002          2001
                                            ------------   -----------   -----------   -----------
   Net investment income (loss) .........   $  1,362,278     1,461,391     6,212,497     4,954,682
   Realized gain (loss) on investments ..     (2,984,130)     (999,307)   (1,024,306)   (1,697,833)
   Change in unrealized gain (loss)
      on investments ....................    (17,819,225)   (6,196,777)    2,809,117      (162,133)
   Reinvested capital gains .............             --            --            --            --
                                            ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (19,441,077)   (5,734,693)    7,997,308     3,094,716
                                            ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     28,761,672    42,522,114    25,614,898    30,631,377
   Transfers between funds ..............     (1,666,518)    4,701,223    23,807,959     3,061,118
   Redemptions (note 3) .................    (16,076,391)  (10,472,030)  (16,115,579)   (8,480,239)
   Annuity benefits .....................        (19,364)       (7,208)      (25,243)       (5,153)
   Annual contract maintenance charges
      (note 2) ..........................         (1,778)       (1,501)         (511)         (285)
   Contingent deferred sales charges
      (note 2) ..........................       (248,759)     (167,611)     (284,522)     (132,781)
   Adjustments to maintain reserves .....         (3,664)      (88,549)       74,179        13,265
                                            ------------   -----------   -----------   -----------
         Net equity transactions ........     10,745,198    36,486,438    33,071,181    25,087,302
                                            ------------   -----------   -----------   -----------

Net change in contract owners' equity ...     (8,695,879)   30,751,745    41,068,489    28,182,018
Contract owners' equity beginning
   of period ............................    135,377,876   104,626,131   122,572,830    94,390,812
                                            ------------   -----------   -----------   -----------
Contract owners' equity end of period ...   $126,681,997   135,377,876   163,641,319   122,572,830
                                            ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     13,426,670     9,840,207    11,028,888     8,741,583
                                            ------------   -----------   -----------   -----------
   Units purchased ......................      1,577,962     4,236,304     3,558,376     2,747,187
   Units redeemed .......................       (435,778)     (649,841)     (702,296)     (459,882)
                                            ------------   -----------   -----------   -----------
   Ending units .........................     14,568,854    13,426,670    13,884,968    11,028,888
                                            ============   ===========   ===========   ===========

                                                      GVITMyMkt               GVITLead
                                            -----------------------------   ------------
Investment activity:                             2002            2001        2002   2001
                                            -------------   -------------   -----   ----
   Net investment income (loss) .........        (180,738)     21,150,064       7     --
   Realized gain (loss) on investments ..      (2,774,657)     (5,161,834)     --     --
   Change in unrealized gain (loss)
      on investments ....................        (282,443)       (113,878)     19     --
   Reinvested capital gains .............              --              --      --     --
                                            -------------   -------------   -----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (3,237,838)     15,874,352      26     --
                                            -------------   -------------   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     543,408,437     931,506,909   2,952     --
   Transfers between funds ..............      11,284,018    (206,445,101)     --     --
   Redemptions (note 3) .................    (757,533,053)   (212,237,907)     --     --
   Annuity benefits .....................        (127,756)        (98,233)     --     --
   Annual contract maintenance charges
      (note 2) ..........................          (8,361)         (5,156)     --     --
   Contingent deferred sales charges
      (note 2) ..........................      (6,157,984)     (2,535,175)     --     --
   Adjustments to maintain reserves .....         155,076         407,597      (3)    --
                                            -------------   -------------   -----    ---
         Net equity transactions ........    (208,979,623)    510,592,934   2,949     --
                                            -------------   -------------   -----    ---

Net change in contract owners' equity ...    (212,217,461)    526,467,286   2,975     --
Contract owners' equity beginning
   of period ............................   1,334,551,363     808,084,077      --     --
                                            -------------   -------------   -----    ---
Contract owners' equity end of period ...   1,122,333,902   1,334,551,363   2,975     --
                                            =============   =============   =====    ===

CHANGES IN UNITS:
   Beginning units ......................     117,529,505      72,240,736      --     --
                                            -------------   -------------   -----    ---
   Units purchased ......................      52,369,100      59,278,417     355     --
   Units redeemed .......................     (71,519,495)    (13,989,648)     --     --
                                            -------------   -------------   -----    ---
   Ending units .........................      98,379,110     117,529,505     355     --
                                            =============   =============   =====    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 GVITLead3             GVITNStrVal
                                            ------------------   -----------------------
Investment activity:                            2002      2001      2002         2001
                                            -----------   ----   ----------   ----------
   Net investment income (loss) .........   $   (21,594)   --      (146,315)    (119,198)
   Realized gain (loss) on investments ..    (1,092,083)   --    (1,057,941)     (44,923)
   Change in unrealized gain (loss)
      on investments ....................      (140,138)   --    (3,386,730)  (1,029,469)
   Reinvested capital gains .............            --    --            --       28,421
                                            -----------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,253,815)   --    (4,590,986)  (1,165,169)
                                            -----------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     1,158,016    --       168,286      339,908
   Transfers between funds ..............     7,059,864    --    (1,737,375)     238,685
   Redemptions (note 3) .................      (779,809)   --    (1,732,203)  (2,589,872)
   Annuity benefits .....................            --    --        (2,464)          --
   Annual contract maintenance charges
      (note 2) ..........................           (22)   --          (279)        (275)
   Contingent deferred sales charges
      (note 2) ..........................       (21,474)   --       (37,340)    (107,192)
   Adjustments to maintain reserves .....         2,254    --       (18,622)        (604)
                                            -----------   ---    ----------   ----------
         Net equity transactions ........     7,418,829    --    (3,359,997)  (2,119,350)
                                            -----------   ---    ----------   ----------

Net change in contract owners' equity ...     6,165,014    --    (7,950,983)  (3,284,519)
Contract owners' equity beginning
   of period ............................            --    --    18,783,461   22,067,980
                                            -----------   ---    ----------   ----------
Contract owners' equity end of period ...   $ 6,165,014    --    10,832,478   18,783,461
                                            ===========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................            --    --     1,814,381    2,045,136
                                            -----------   ---    ----------   ----------
   Units purchased ......................       733,827    --        20,036       66,191
   Units redeemed .......................       (58,527)   --      (413,086)    (296,946)
                                            -----------   ---    ----------   ----------
   Ending units .........................       675,300    --     1,421,331    1,814,381
                                            ===========   ===    ==========   ==========

                                                    GVITSmCapGr          GVITSmCapGr2
                                            -------------------------   --------------
Investment activity:                            2002          2001        2002    2001
                                            -----------   -----------   -------   ----
   Net investment income (loss) .........    (1,042,884)     (944,565)   (1,516)   --
   Realized gain (loss) on investments ..   (20,429,430)  (20,891,380)    3,505    --
   Change in unrealized gain (loss)
      on investments ....................   (16,058,574)   12,606,435   (10,045)   --
   Reinvested capital gains .............            --            --        --    --
                                            -----------   -----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (37,530,888)   (9,229,510)   (8,056)   --
                                            -----------   -----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    23,240,562    34,075,774   457,548    --
   Transfers between funds ..............   (11,284,457)   15,671,384       334    --
   Redemptions (note 3) .................    (7,587,880)   (4,396,701)   (3,788)   --
   Annuity benefits .....................        (7,271)       (2,411)       --    --
   Annual contract maintenance charges
      (note 2) ..........................        (1,897)       (1,254)       --    --
   Contingent deferred sales charges
      (note 2) ..........................      (174,985)      (72,389)       --    --
   Adjustments to maintain reserves .....       (49,095)   (1,605,633)      (11)   --
                                            -----------   -----------   -------   ---
         Net equity transactions ........     4,134,977    43,668,770   454,083    --
                                            -----------   -----------   -------   ---

Net change in contract owners' equity ...   (33,395,911)   34,439,260   446,027    --
Contract owners' equity beginning
   of period ............................   104,224,598    69,785,338        --    --
                                            -----------   -----------   -------   ---
Contract owners' equity end of period ...    70,828,687   104,224,598   446,027    --
                                            ===========   ===========   =======   ===

CHANGES IN UNITS:
   Beginning units ......................     7,019,483     4,035,276        --    --
                                            -----------   -----------   -------   ---
   Units purchased ......................       318,872     3,225,240    62,755    --
   Units redeemed .......................       (98,677)     (241,033)     (511)   --
                                            -----------   -----------   -------   ---
   Ending units .........................     7,239,678     7,019,483    62,244    --
                                            ===========   ===========   =======   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITSmCapVal            GVITSmCapVal2
                                            ---------------------------   --------------
Investment activity:                             2002           2001        2002    2001
                                            -------------   -----------   -------   ----
   Net investment income (loss) .........   $  (3,962,039)   (2,903,263)   (2,437)    --
   Realized gain (loss) on investments ..     (52,629,052)    3,673,424    (1,939)    --
   Change in unrealized gain (loss)
      on investments ....................     (74,016,267)   17,317,519    17,135     --
   Reinvested capital gains .............       8,654,804    26,302,824        --     --
                                            -------------   -----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (121,952,554)   44,390,504    12,759     --
                                            -------------   -----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      86,691,031    92,625,183   637,653     --
   Transfers between funds ..............     (24,609,301)  127,309,980     2,075     --
   Redemptions (note 3) .................     (35,037,161)  (20,217,316)   (3,939)    --
   Annuity benefits .....................         (39,728)      (21,888)       --     --
   Annual contract maintenance charges
      (note 2) ..........................          (7,389)       (5,050)       --     --
   Contingent deferred sales charges
      (note 2) ..........................        (603,080)     (363,275)       --     --
   Adjustments to maintain reserves .....         (69,547)       94,517        (7)    --
                                            -------------   -----------   -------    ---
         Net equity transactions ........      26,324,825   199,422,151   635,782     --
                                            -------------   -----------   -------    ---

Net change in contract owners' equity ...     (95,627,729)  243,812,655   648,541     --
Contract owners' equity beginning
   of period ............................     383,682,853   139,870,198        --     --
                                            -------------   -----------   -------    ---
Contract owners' equity end of period ...   $ 288,055,124   383,682,853   648,541     --
                                            =============   ===========   =======    ===

CHANGES IN UNITS:
   Beginning units ......................      20,396,752     9,836,911        --     --
                                            -------------   -----------   -------    ---
   Units purchased ......................         740,770    11,439,851    92,075     --
   Units redeemed .......................        (214,504)     (880,010)     (560)    --
                                            -------------   -----------   -------    ---
   Ending units .........................      20,923,018    20,396,752    91,515     --
                                            =============   ===========   =======    ===

                                                   GVITSmComp              GVITSmComp2
                                            -------------------------   ----------------
Investment activity:                            2002          2001         2002     2001
                                            -----------   -----------   ---------   ----
   Net investment income (loss) .........    (2,911,457)   (2,442,953)     (4,204)    --
   Realized gain (loss) on investments ..    (6,708,595)  (50,334,441)       (422)    --
   Change in unrealized gain (loss)
      on investments ....................   (42,174,252)   34,111,427      (9,604)    --
   Reinvested capital gains .............            --            --          --     --
                                            -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (51,794,304)  (18,665,967)    (14,230)    --
                                            -----------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    48,948,367    61,219,849   1,201,137     --
   Transfers between funds ..............    (8,294,587)   11,787,081      25,595     --
   Redemptions (note 3) .................   (31,599,380)  (16,465,397)    (12,694)    --
   Annuity benefits .....................       (46,896)      (21,640)         --     --
   Annual contract maintenance charges
      (note 2) ..........................        (5,100)       (3,759)         --     --
   Contingent deferred sales charges
      (note 2) ..........................      (380,528)     (214,784)       (206)    --
   Adjustments to maintain reserves .....      (195,208)      (78,929)        (28)    --
                                            -----------   -----------   ---------    ---
         Net equity transactions ........     8,426,668    56,222,421   1,213,804     --
                                            -----------   -----------   ---------    ---

Net change in contract owners' equity       (43,367,636)   37,556,454   1,199,574     --
Contract owners' equity beginning
      of period .........................   264,777,103   227,220,649          --     --
                                            -----------   -----------   ---------    ---
Contract owners' equity end of period       221,409,467   264,777,103   1,199,574     --
                                            ===========   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................    17,761,358    14,358,246          --     --
                                            -----------   -----------   ---------    ---
   Units purchased ......................       324,067     4,027,777     155,353     --
   Units redeemed .......................      (100,425)     (624,665)     (1,575)    --
                                            -----------   -----------   ---------    ---
   Ending units .........................    17,985,000    17,761,358     153,778     --
                                            ===========   ===========   =========    ===

                                                                       Continued

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITSMdCpGr                   GVITTotRt
                                            --------------------------   --------------------------
Investment activity:                            2002          2001           2002          2001
                                            ------------   -----------   ------------   -----------
   Net investment income (loss) .........   $ (1,079,513)   (1,671,754)    (1,151,662)   (1,499,982)
   Realized gain (loss) on investments ..    (60,380,504)  (69,995,208)   (87,860,366)  (39,571,282)
   Change in unrealized gain (loss)
      on investments ....................     14,240,706    12,802,743     (5,497,512)  (48,867,691)
   Reinvested capital gains .............             --            --             --    14,632,157
                                            ------------   -----------   ------------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (47,219,311)  (58,864,219)   (94,509,540)  (75,306,798)
                                            ------------   -----------   ------------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     13,277,854    33,220,090     44,544,159   102,434,209
   Transfers between funds ..............    (17,916,499)  (14,974,739)   (30,049,924)  (28,656,087)
   Redemptions (note 3) .................     (8,782,913)  (10,398,229)   (53,462,694)  (43,996,482)
   Annuity benefits .....................         (8,712)       (2,297)       (83,210)      (63,436)
   Annual contract maintenance charges
      (note 2) ..........................         (4,817)       (5,453)       (22,751)      (21,809)
   Contingent deferred sales charges
      (note 2) ..........................       (180,208)     (194,056)      (878,321)     (813,328)
   Adjustments to maintain reserves .....        (18,550)     (171,543)       (58,982)     (157,926)
                                            ------------   -----------   ------------   -----------
         Net equity transactions ........    (13,633,845)    7,473,773    (40,011,723)   28,725,141
                                            ------------   -----------   ------------   -----------

Net change in contract owners' equity ...    (60,853,156)  (51,390,446)  (134,521,263)  (46,581,657)
Contract owners' equity beginning
   of period ............................    123,737,386   175,127,832    516,274,860   562,856,517
                                            ------------   -----------   ------------   -----------
Contract owners' equity end of period ...   $ 62,884,230   123,737,386    381,753,597   516,274,860
                                            ============   ===========   ============   ===========

CHANGES IN UNITS:
   Beginning units ......................      9,802,628     9,594,511     48,260,088    45,824,388
                                            ------------   -----------   ------------   -----------
   Units purchased ......................      1,769,000       298,172      5,240,359     3,444,148
   Units redeemed .......................     (3,557,146)      (90,055)    (9,824,770)   (1,008,448)
                                            ------------   -----------   ------------   -----------
   Ending units .........................      8,014,482     9,802,628     43,675,677    48,260,088
                                            ============   ===========   ============   ===========

                                              GVITTotRt2           GVITTGroFoc
                                            --------------   -----------------------
Investment activity:                         2002     2001      2002         2001
                                            -------   ----   ----------   ----------
   Net investment income (loss) .........        86     --      (59,842)     (52,747)
   Realized gain (loss) on investments ..       178     --   (2,042,773)  (2,669,702)
   Change in unrealized gain (loss)
      on investments ....................   (18,750)    --   (1,016,367)     374,556
   Reinvested capital gains .............        --     --           --           --
                                            -------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (18,486)    --   (3,118,982)  (2,347,893)
                                            -------    ---   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   779,239     --      210,548    1,667,055
   Transfers between funds ..............    15,477     --   (1,962,154)   6,140,722
   Redemptions (note 3) .................    (9,043)    --     (725,344)    (139,554)
   Annuity benefits .....................        --     --         (250)         (30)
   Annual contract maintenance charges
      (note 2) ..........................        --     --          (94)         (74)
   Contingent deferred sales charges
      (note 2) ..........................        --     --      (19,780)      (1,168)
   Adjustments to maintain reserves .....       (10)    --         (487)       4,948
                                            -------    ---   ----------   ----------
         Net equity transactions ........   785,663     --   (2,497,561)   7,671,899
                                            -------    ---   ----------   ----------

Net change in contract owners' equity ...   767,177     --   (5,616,543)   5,324,006
Contract owners' equity beginning
   of period ............................        --     --    7,207,457    1,883,451
                                            -------    ---   ----------   ----------
Contract owners' equity end of period ...   767,177     --    1,590,914    7,207,457
                                            =======    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................        --     --    1,938,798      302,210
                                            -------    ---   ----------   ----------
   Units purchased ......................    96,260     --      101,013    1,665,326
   Units redeemed .......................    (1,071)    --   (1,289,362)     (28,738)
                                            -------    ---   ----------   ----------
   Ending units .........................    95,189     --      750,449    1,938,798
                                            =======    ===   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITTGroFoc3        GVITUSGro3             GVITWLead
                                            -----------------   ----------------   -------------------------
Investment activity:                          2002       2001     2002      2001      2002          2001
                                            ----------   ----   ---------   ----   -----------   -----------
   Net investment income (loss) .........   $   (4,202)    --     (29,096)    --         5,072       286,267
   Realized gain (loss) on investments ..      (52,800)    --    (438,112)    --    (5,648,855)  (14,014,497)
   Change in unrealized gain (loss)
      on investments ....................      (66,136)    --    (381,084)    --    (1,865,555)    5,278,208
   Reinvested capital gains .............           --     --          --     --            --            --
                                            ----------    ---   ---------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (123,138)    --    (848,292)    --    (7,509,338)   (8,450,022)
                                            ----------    ---   ---------    ---   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       38,083     --   1,245,400     --     2,394,788     4,731,108
   Transfers between funds ..............    1,090,035     --   3,888,820     --    (4,412,557)   (3,417,391)
   Redemptions (note 3) .................      (20,926)    --    (343,173)    --    (3,185,403)   (2,028,459)
   Annuity benefits .....................           --     --          --     --        (1,285)         (830)
   Annual contract maintenance charges
      (note 2) ..........................           (5)    --          --     --          (635)         (627)
   Contingent deferred sales charges
      (note 2) ..........................       (1,011)    --      (7,184)    --       (47,722)      (30,925)
   Adjustments to maintain reserves .....         (123)    --      (3,457)    --        16,684       (20,711)
                                            ----------    ---   ---------    ---   -----------   -----------
      Net equity transactions ...........    1,106,053     --   4,780,406     --    (5,236,130)     (767,835)
                                            ----------    ---   ---------    ---   -----------   -----------
Net change in contract owners' equity ...      982,915     --   3,932,114     --   (12,745,468)   (9,217,857)
Contract owners' equity beginning
   of period ............................           --     --          --     --    35,411,072    44,628,929
                                            ----------    ---   ---------    ---   -----------   -----------
Contract owners' equity end of period ...   $  982,915     --   3,932,114     --    22,665,604    35,411,072
                                            ==========    ===   =========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................           --     --          --     --     3,514,002     3,553,920
                                            ----------    ---   ---------    ---   -----------   -----------
   Units purchased ......................      133,542     --     558,038     --       194,007       275,954
   Units redeemed .......................       (2,389)    --     (32,901)    --      (615,527)     (315,872)
                                            ----------    ---   ---------    ---   -----------   -----------
   Ending units .........................      131,153     --     525,137     --     3,092,482     3,514,002
                                            ==========    ===   =========    ===   ===========   ===========

                                                     JanCapAp
                                            --------------------------
Investment activity:                            2002          2001
                                            ------------   -----------
   Net investment income (loss) .........     (2,667,812)   (1,333,691)
   Realized gain (loss) on investments ..    (73,097,754)  (69,953,542)
   Change in unrealized gain (loss)
      on investments ....................     22,103,179   (27,326,959)
   Reinvested capital gains .............             --            --
                                            ------------   -----------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .....................    (53,662,387)  (98,614,192)
                                            ------------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     31,790,317   114,398,358
   Transfers between funds ..............    (49,778,082)  (37,499,709)
   Redemptions (note 3) .................    (31,016,420)  (24,494,900)
   Annuity benefits .....................        (33,073)      (21,918)
   Annual contract maintenance charges
      (note 2) ..........................         (6,516)       (5,169)
   Contingent deferred sales charges
      (note 2) ..........................       (610,387)     (427,120)
   Adjustments to maintain reserves .....       (133,680)     (392,748)
                                            ------------   -----------
      Net equity transactions ...........    (49,787,841)   51,556,794
                                            ------------   -----------

Net change in contract owners' equity ...   (103,450,228)  (47,057,398)
Contract owners' equity beginning
   of period ............................    331,976,753   379,034,151
                                            ------------   -----------
Contract owners' equity end of period ...    228,526,525   331,976,753
                                            ============   ===========

CHANGES IN UNITS:
   Beginning units ......................     45,531,568    40,005,826
                                            ------------   -----------
   Units purchased ......................      4,881,610     7,466,502
   Units redeemed .......................    (12,406,521)   (1,940,760)
                                            ------------   -----------
   Ending units .........................     38,006,657    45,531,568
                                            ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                JanGlTechS2              JanGlTech
                                            ------------------   --------------------------
Investment activity:                            2002      2001       2002          2001
                                            -----------   ----   -----------   ------------
   Net investment income (loss) .........   $   (66,075)    --    (1,157,006)      (996,747)
   Realized gain (loss) on investments ..      (202,646)    --   (56,386,664)  (165,519,651)
   Change in unrealized gain (loss)
      on investments ....................    (1,754,402)    --     2,517,341     74,908,464
   Reinvested capital gains .............            --     --            --             --
                                            -----------    ---   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,023,123)    --   (55,026,329)   (91,607,934)
                                            -----------    ---   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     4,636,599     --     5,685,348     44,310,246
   Transfers between funds ..............     9,750,614     --   (35,085,106)   (17,637,399)
   Redemptions (note 3) .................      (979,337)    --    (8,871,610)   (10,696,906)
   Annuity benefits .....................            --     --        (6,159)        (9,370)
   Annual contract maintenance charges
      (note 2) ..........................          (196)    --        (4,016)        (4,316)
   Contingent deferred sales charges
      (note 2) ..........................       (12,146)    --      (172,313)      (180,409)
   Adjustments to maintain reserves .....       118,256     --       (69,097)      (298,975)
                                            -----------    ---   -----------   ------------
         Net equity transactions.........    13,513,790     --   (38,522,953)    15,482,871
                                            -----------    ---   -----------   ------------

Net change in contract owners' equity ...    11,490,667     --   (93,549,282)   (76,125,063)
Contract owners' equity beginning
   of period ............................            --     --   150,012,378    226,137,441
                                            -----------    ---   -----------   ------------
Contract owners' equity end of period ...   $11,490,667     --    56,463,096    150,012,378
                                            ===========    ===   ===========   ============

CHANGES IN UNITS:
   Beginning units ......................            --     --    37,284,126     34,729,247
                                            -----------    ---   -----------   ------------
   Units purchased ......................     1,723,852     --     1,962,588      3,550,055
   Units redeemed .......................      (103,282)    --   (15,173,905)      (995,176)
                                            -----------    ---   -----------   ------------
   Ending units .........................     1,620,570     --    24,072,809     37,284,126
                                            ===========    ===   ===========   ============

                                               JanIntGroS2              JanIntGro
                                            -----------------   ---------------------------
Investment activity:                           2002      2001       2002           2001
                                            ----------   ----   ------------   ------------
   Net investment income (loss) .........     (112,144)    --     (1,213,751)    (1,429,166)
   Realized gain (loss) on investments ..     (139,387)    --     (7,314,177)  (100,603,422)
   Change in unrealized gain (loss)
      on investments ....................   (3,867,867)    --    (46,250,031)    30,634,407
   Reinvested capital gains .............           --     --             --             --
                                            ----------    ---   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (4,119,398)    --    (54,777,959)   (71,398,181)
                                            ----------    ---   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   12,847,414     --     13,072,787     83,757,727
   Transfers between funds ..............   24,008,604     --    (61,242,055)   (44,161,893)
   Redemptions (note 3) .................   (2,262,906)    --    (16,933,151)   (13,996,844)
   Annuity benefits .....................           --     --        (28,671)       (20,518)
   Annual contract maintenance charges
      (note 2) ..........................         (276)    --         (6,886)        (6,161)
   Contingent deferred sales charges
      (note 2) ..........................      (18,796)    --       (285,148)      (255,352)
   Adjustments to maintain reserves .....      131,310     --       (258,998)      (262,220)
                                            ----------    ---   ------------   ------------
         Net equity transactions.........   34,705,350     --    (65,682,122)    25,054,739
                                            ----------    ---   ------------   ------------

Net change in contract owners' equity ...   30,585,952     --   (120,460,081)   (46,343,442)
Contract owners' equity beginning
   of period ............................           --     --    243,958,323    290,301,765
                                            ----------    ---   ------------   ------------
Contract owners' equity end of period ...   30,585,952     --    123,498,242    243,958,323
                                            ==========    ===   ============   ============

CHANGES IN UNITS:
   Beginning units ......................           --     --     33,201,893     29,890,059
                                            ----------    ---   ------------   ------------
   Units purchased ......................    4,179,628     --      2,052,973      4,667,367
   Units redeemed .......................     (228,557)    --    (12,276,769)    (1,355,533)
                                            ----------    ---   ------------   ------------
   Ending units .........................    3,951,071     --     22,978,097     33,201,893
                                            ==========    ===   ============   ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               MFSMidCapGrS       MFSNewDiscS         MFSValS          NBAMTFasc
                                            -----------------   --------------   ----------------   --------------
Investment activity:                           2002      2001    2002     2001      2002     2001     2002    2001
                                            ----------   ----   -------   ----   ---------   ----   -------   ----
   Net investment income (loss) .........   $   (4,277)    --    (1,532)    --      (2,816)    --    (1,345)    --
   Realized gain (loss) on investments ..         (397)    --        (9)    --         562     --      (313)    --
   Change in unrealized gain (loss)
      on investments ....................      (14,376)    --    (9,765)    --      (7,250)    --     1,358     --
   Reinvested capital gains .............           --     --        --     --          --     --        --     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (19,050)    --   (11,306)    --      (9,504)    --      (300)    --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,335,253     --   421,119     --   1,063,444     --   332,916     --
   Transfers between funds ..............       10,717     --       314     --      (1,123)    --        42     --
   Redemptions (note 3) .................       (2,567)    --      (345)    --        (708)    --      (893)    --
   Annuity benefits .....................           --     --        --     --          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --        --     --          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................           --     --        --     --          --     --        --     --
   Adjustments to maintain reserves .....          (35)    --       (12)    --         (26)    --       (12)    --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
   Net equity transactions ..............    1,343,368     --   421,076     --   1,061,587     --   332,053     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---

Net change in contract owners' equity ...    1,324,318     --   409,770     --   1,052,083     --   331,753     --
Contract owners' equity beginning
   of period ............................           --     --        --     --          --     --        --     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
Contract owners' equity end of period ...   $1,324,318     --   409,770     --   1,052,083     --   331,753     --
                                            ==========    ===   =======    ===   =========    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ......................           --     --        --     --          --     --        --     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
   Units purchased ......................      187,457     --    55,076     --     126,986     --    33,975     --
   Units redeemed .......................         (356)    --       (45)    --        (218)    --       (91)    --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
   Ending units .........................      187,101     --    55,031     --     126,768     --    33,884     --
                                            ==========    ===   =======    ===   =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               NBAMTFocus            NBAMTGuard
                                            ---------------   -------------------------
Investment activity:                          2002     2001       2002          2001
                                            --------   ----   -----------   -----------
   Net investment income (loss) .........   $   (404)    --      (520,804)     (743,376)
   Realized gain (loss) on investments ..        526     --   (14,519,428)      724,117
   Change in unrealized gain (loss)
      on investments ....................       (413)    --   (21,242,510)   (8,681,449)
   Reinvested capital gains .............         --     --            --     5,751,271
                                            --------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       (291)    --   (36,282,742)   (2,949,437)
                                            --------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     76,270     --    24,946,350    34,797,877
   Transfers between funds ..............     43,017     --    (9,627,997)   13,007,884
   Redemptions (note 3) .................         --     --    (9,836,701)   (6,810,025)
   Annuity benefits .....................         --     --       (12,657)       (3,490)
   Annual contract maintenance charges
      (note 2) ..........................         --     --        (2,516)       (2,377)
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (138,384)     (116,071)
   Adjustments to maintain reserves .....         (9)    --       (33,467)      (17,957)
                                            --------    ---   -----------   -----------
         Net equity transactions ........    119,278     --     5,294,628    40,855,841
                                            --------    ---   -----------   -----------

Net change in contract owners' equity ...    118,987     --   (30,988,114)   37,906,404
Contract owners' equity beginning
   of period ............................         --     --   120,509,506    82,603,102
                                            --------    ---   -----------   -----------
Contract owners' equity end of period ...   $118,987     --    89,521,392   120,509,506
                                            ========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................         --     --     8,329,535     5,437,332
                                            --------    ---   -----------   -----------
   Units purchased ......................     10,974     --       362,490     3,250,586
   Units redeemed .......................         --     --      (110,461)     (358,383)
                                            --------    ---   -----------   -----------
   Ending units .........................     10,974     --     8,581,564     8,329,535
                                            ========    ===   ===========   ===========

                                                     NBAMTMCGr                    NBAMTPart
                                            ---------------------------   -------------------------
Investment activity:                            2002           2001          2002          2001
                                            ------------   ------------   -----------   -----------
   Net investment income (loss) .........     (2,343,135)    (2,900,568)     (571,043)     (774,120)
   Realized gain (loss) on investments ..    (48,800,972)  (117,419,495)  (31,412,862)  (12,871,013)
   Change in unrealized gain (loss)
      on investments ....................    (23,959,811)    42,528,798       934,177     4,459,298
   Reinvested capital gains .............             --             --            --     4,244,734
                                            ------------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (75,103,918)   (77,791,265)  (31,049,728)   (4,941,101)
                                            ------------   ------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     30,580,899     75,563,479    12,132,256    16,827,838
   Transfers between funds ..............    (35,963,337)   (17,591,692)   (7,496,643)   (5,254,099)
   Redemptions (note 3) .................    (19,882,635)   (15,843,983)  (11,338,641)   (7,266,485)
   Annuity benefits .....................        (26,714)       (23,953)      (24,535)       (3,731)
   Annual contract maintenance charges
      (note 2) ..........................         (6,567)        (6,025)       (1,451)       (1,367)
   Contingent deferred sales charges
      (note 2) ..........................       (367,462)      (273,334)     (182,275)     (147,726)
   Adjustments to maintain reserves .....       (105,740)      (183,670)       (1,253)      (14,410)
                                            ------------   ------------   -----------   -----------
         Net equity transactions ........    (25,771,556)    41,640,822    (6,912,542)    4,140,020
                                            ------------   ------------   -----------   -----------

Net change in contract owners' equity ...   (100,875,474)   (36,150,443)  (37,962,270)     (801,081)
Contract owners' equity beginning
   of period ............................    249,009,094    285,159,537   119,391,374   120,192,455
                                            ------------   ------------   -----------   -----------
Contract owners' equity end of period ...    148,133,620    249,009,094    81,429,104   119,391,374
                                            ============   ============   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     16,244,793     13,579,156    10,900,243    10,654,856
                                            ------------   ------------   -----------   -----------
   Units purchased ......................      2,719,734      3,480,370     1,922,012       349,973
   Units redeemed .......................     (4,966,701)      (814,733)   (2,983,917)     (104,586)
                                            ------------   ------------   -----------   -----------
   Ending units .........................     13,997,826     16,244,793     9,838,338    10,900,243
                                            ============   ============   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      OppAggGro                     OppCapAp
                                            ----------------------------   ---------------------------
Investment activity:                             2002           2001           2002           2001
                                            -------------   ------------   ------------   ------------
   Net investment income (loss) .........   $    (956,123)      (462,356)    (2,514,944)    (2,583,161)
   Realized gain (loss) on investments ..     (33,300,199)  (306,512,381)   (83,606,510)    (6,741,625)
   Change in unrealized gain (loss)
      on investments ....................     (42,270,037)   114,233,984    (61,873,771)  (101,519,745)
   Reinvested capital gains .............              --     50,386,308             --     41,530,597
                                            -------------   ------------   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (76,526,359)  (142,354,445)  (147,995,225)   (69,313,934)
                                            -------------   ------------   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      26,590,464     97,571,216    109,183,529    174,058,968
   Transfers between funds ..............     (36,542,421)   (61,968,222)   (44,660,527)   (14,813,561)
   Redemptions (note 3) .................     (21,262,248)   (22,805,459)   (42,574,255)   (32,506,978)
   Annuity benefits .....................         (12,540)       (13,237)       (96,696)       (66,676)
   Annual contract maintenance charges
      (note 2) ..........................         (18,513)       (17,711)       (15,537)       (13,343)
   Contingent deferred sales charges
      (note 2) ..........................        (499,617)      (402,256)      (789,429)      (544,341)
   Adjustments to maintain reserves .....         (82,374)      (265,906)      (440,774)       (87,851)
                                            -------------   ------------   ------------   ------------
         Net equity transactions ........     (31,827,249)    12,098,425     20,606,311    126,026,218
                                            -------------   ------------   ------------   ------------

Net change in contract owners' equity ...    (108,353,608)  (130,256,020)  (127,388,914)    56,712,284
Contract owners' equity beginning
   of period ............................     277,285,503    407,541,523    494,697,751    437,985,467
                                            -------------   ------------   ------------   ------------
Contract owners' equity end of period ...   $ 168,931,895    277,285,503    367,308,837    494,697,751
                                            =============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units ......................      22,119,714     22,357,403     33,328,767     25,624,577
                                            -------------   ------------   ------------   ------------
   Units purchased ......................       2,852,632      1,314,021      1,314,960      9,344,985
   Units redeemed .......................      (6,201,300)    (1,551,710)      (404,403)    (1,640,795)
                                            -------------   ------------   ------------   ------------
   Ending units .........................      18,771,046     22,119,714     34,239,324     33,328,767
                                            =============   ============   ============   ============

                                                OppCapApS               OppGlSec
                                            ----------------   -------------------------
Investment activity:                           2002     2001       2002          2001
                                            ---------   ----   -----------   -----------
   Net investment income (loss) .........     (11,082)    --    (1,461,958)     (777,962)
   Realized gain (loss) on investments ..        (442)    --   (33,071,876)  (13,066,391)
   Change in unrealized gain (loss)
      on investments ....................     (34,288)    --    (6,927,663)    1,381,912
   Reinvested capital gains .............          --     --            --     8,424,403
                                            ---------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (45,812)    --   (41,461,497)   (4,038,038)
                                            ---------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,811,922     --    74,829,785    85,796,961
   Transfers between funds ..............      47,918     --    29,607,157    21,328,634
   Redemptions (note 3) .................     (16,209)    --   (20,936,134)   (4,905,762)
   Annuity benefits .....................          --     --       (15,678)       (9,316)
   Annual contract maintenance charges
      (note 2) ..........................          --     --        (1,762)         (516)
   Contingent deferred sales charges
      (note 2) ..........................        (314)    --      (402,849)      (56,862)
   Adjustments to maintain reserves .....         (56)    --      (180,356)      (41,819)
                                            ---------    ---   -----------   -----------
         Net equity transactions ........   2,843,261     --    82,900,163   102,111,320
                                            ---------    ---   -----------   -----------

Net change in contract owners' equity ...   2,797,449     --    41,438,666    98,073,282
Contract owners' equity beginning
   of period ............................          --     --   144,733,543    46,660,261
                                            ---------    ---   -----------   -----------
Contract owners' equity end of period ...   2,797,449     --   186,172,209   144,733,543
                                            =========    ===   ===========   ===========
CHANGES IN UNITS:
   Beginning units ......................          --     --    15,482,090     4,293,665
                                            ---------    ---   -----------   -----------
   Units purchased ......................     359,305     --    12,723,223    11,677,638
   Units redeemed .......................      (2,014)    --    (1,820,631)     (489,213)
                                            ---------    ---   -----------   -----------
   Ending units .........................     357,291     --    26,384,682    15,482,090
                                            =========    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                OppGlSecS               OppMSGrInc             OppMSGrIncS       OppStratBdS
                                            -----------------   -------------------------   ----------------   --------------
Investment activity:                           2002      2001       2002          2001         2002     2001     2002    2001
                                            ----------   ----   -----------   -----------   ---------   ----   -------   ----
   Net investment income (loss) .........   $  (12,345)    --    (1,613,554)   (2,331,173)     (8,189)    --    (2,963)    --
   Realized gain (loss) on investments ..       (6,435)    --   (11,190,573)   (2,437,653)       (946)    --         5     --
   Change in unrealized gain (loss)
      on investments ....................      (80,839)    --   (67,145,146)  (37,845,947)    (56,306)    --    27,827     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
   Reinvested capital gains .............           --     --            --            --          --     --        --     --
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (99,619)    --   (79,949,273)  (42,614,773)    (65,441)    --    24,869     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    3,622,894     --    68,586,709   133,325,648   2,778,338     --   871,808     --
   Transfers between funds ..............       15,796     --   (24,648,326)   (6,528,113)     10,124     --    13,226     --
   Redemptions (note 3) .................      (23,136)    --   (37,246,075)  (27,890,719)     (9,550)    --    (3,544)    --
   Annuity benefits .....................           --     --       (71,401)      (37,445)         --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --        (6,645)       (5,155)         --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................         (304)    --      (617,480)     (414,335)       (128)    --        --     --
   Adjustments to maintain reserves .....          (67)    --      (246,939)     (216,910)        (52)    --        40     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
         Net equity transactions ........    3,615,183     --     5,749,843    98,232,971   2,778,732     --   881,530     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---

Net change in contract owners' equity ...    3,515,564     --   (74,199,430)   55,618,198   2,713,291     --   906,399     --
Contract owners' equity beginning
   of period ............................           --     --   386,315,270   330,697,072          --     --        --     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
Contract owners' equity end of period ...   $3,515,564     --   312,115,840   386,315,270   2,713,291     --   906,399     --
                                            ==========    ===   ===========   ===========   =========    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ......................           --     --    35,201,321    27,040,319          --     --        --     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
   Units purchased ......................      461,024     --       242,020     9,826,664     339,128     --    88,816     --
   Units redeemed .......................       (2,895)    --       (77,867)   (1,665,662)     (1,154)    --      (353)    --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
   Ending units .........................      458,129     --    35,365,474    35,201,321     337,974     --    88,463     --
                                            ==========    ===   ===========   ===========   =========    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      StOpp2                   VEWrldEMkt
                                            --------------------------   -----------------------
Investment activity:                            2002           2001         2002         2001
                                            ------------   -----------   ----------   ----------
   Net investment income (loss) .........   $ (1,399,233)     (550,481)    (535,932)    (407,083)
   Realized gain (loss) on investments ..    (28,887,352)   (7,818,297)  (1,765,844)  (2,188,657)
   Change in unrealized gain (loss)
      on investments ....................    (32,251,410)  (19,098,582)  (3,159,730)   3,248,864
   Reinvested capital gains .............      3,305,823    23,969,754           --           --
                                            ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (59,232,172)   (3,497,606)  (5,461,506)     653,124
                                            ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     70,318,455    85,972,720    5,337,651    6,805,066
   Transfers between funds ..............     (8,152,118)   48,009,274    1,346,661    6,178,490
   Redemptions (note 3) .................    (14,208,518)   (6,083,743)  (6,296,450)  (2,068,055)
   Annuity benefits .....................        (13,434)         (893)     (11,173)      (7,071)
   Annual contract maintenance charges
      (note 2) ..........................         (2,482)         (511)      (1,051)        (816)
   Contingent deferred sales charges
      (note 2) ..........................       (184,861)      (55,555)    (102,363)     (49,104)
   Adjustments to maintain reserves .....        (41,941)       (1,446)     (68,837)      29,248
                                            ------------   -----------   ----------   ----------
         Net equity transactions ........     47,715,101   127,839,846      204,438   10,887,758
                                            ------------   -----------   ----------   ----------

Net change in contract owners' equity ...    (11,517,071)  124,342,240   (5,257,068)  11,540,882
Contract owners' equity beginning
   of period ............................    163,665,039    39,322,799   43,873,451   32,332,569
                                            ------------   -----------   ----------   ----------
Contract owners' equity end of period ...   $152,147,968   163,665,039   38,616,383   43,873,451
                                            ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     16,359,581     3,695,485    5,140,281    3,907,641
                                            ------------   -----------   ----------   ----------
   Units purchased ......................      6,155,967    13,213,223    6,467,072    1,401,457
   Units redeemed .......................     (1,196,555)     (549,127)  (6,891,595)    (168,817)
                                            ------------   -----------   ----------   ----------
   Ending units .........................     21,318,993    16,359,581    4,715,758    5,140,281
                                            ============   ===========   ==========   ==========

                                                   VEWrldHAs                VKCom2
                                            -----------------------   ----------------
Investment activity:                           2002         2001         2002     2001
                                            ----------   ----------   ---------   ----
   Net investment income (loss) .........     (137,779)     (28,297)    (15,945)    --
   Realized gain (loss) on investments ..   (3,411,575)  (1,728,731)     (3,488)    --
   Change in unrealized gain (loss)
      on investments ....................      456,720       88,353      84,155     --
   Reinvested capital gains .............           --           --          --     --
                                            ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (3,092,634)  (1,668,675)     64,722     --
                                            ----------   ----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,733,956    2,741,469   4,565,990     --
   Transfers between funds ..............    9,420,121    1,020,900     (19,718)    --
   Redemptions (note 3) .................   (1,849,577)    (829,317)     (9,062)    --
   Annuity benefits .....................       (2,150)          --          --     --
   Annual contract maintenance charges
      (note 2) ..........................         (178)        (109)         --     --
   Contingent deferred sales charges
      (note 2) ..........................      (33,747)     (15,244)         --     --
   Adjustments to maintain reserves .....      (29,373)      30,155         (62)    --
                                            ----------   ----------   ---------    ---
         Net equity transactions ........    9,239,052    2,947,854   4,537,148     --
                                            ----------   ----------   ---------    ---

Net change in contract owners' equity ...    6,146,418    1,279,179   4,601,870     --
Contract owners' equity beginning
   of period ............................   11,027,576    9,748,397          --     --
                                            ----------   ----------   ---------    ---
Contract owners' equity end of period ...   17,173,994   11,027,576   4,601,870     --
                                            ==========   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................    1,232,877    1,025,478          --     --
                                            ----------   ----------   ---------    ---
   Units purchased ......................      890,996      244,847     577,149     --
   Units redeemed .......................     (110,950)     (37,448)     (3,593)    --
                                            ----------   ----------   ---------    ---
   Ending units .........................    2,012,923    1,232,877     573,556     --
                                            ==========   ==========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 VKEmGr2               VKEmMkt
                                            ---------------   -----------------------
Investment activity:                          2002     2001      2002         2001
                                            --------   ----   ----------   ----------
   Net investment income (loss) .........   $ (3,640)    --    2,763,327    1,580,759
   Realized gain (loss) on investments ..     (1,067)    --     (442,647)  (1,129,430)
   Change in unrealized gain (loss)
      on investments ....................    (58,737)    --     (332,040)     756,828
   Reinvested capital gains .............         --     --           --           --
                                            --------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (63,444)    --    1,988,640    1,208,157
                                            --------    ---   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    959,706     --    7,402,541    3,616,249
   Transfers between funds ..............      6,032     --   19,111,610     (919,447)
   Redemptions (note 3) .................     (1,424)    --   (3,397,500)  (1,091,122)
   Annuity benefits .....................         --     --       (3,330)        (102)
   Annual contract maintenance charges
      (note 2) ..........................         --     --         (522)        (272)
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (62,230)     (17,103)
   Adjustments to maintain reserves .....        (23)    --       22,416          938
                                            --------    ---   ----------   ----------
         Net equity transactions ........    964,291     --   23,072,985    1,589,141
                                            --------    ---   ----------   ----------

Net change in contract owners' equity ...    900,847     --   25,061,625    2,797,298
Contract owners' equity beginning
   of period ............................         --     --   20,088,582   17,291,284
                                            --------    ---   ----------   ----------
Contract owners' equity end of period ...   $900,847     --   45,150,207   20,088,582
                                            ========    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................         --     --    1,489,717    1,404,273
                                            --------    ---   ----------   ----------
   Units purchased ......................    124,486     --    1,634,545      115,945
   Units redeemed .......................       (183)    --     (166,722)     (30,501)
                                            --------    ---   ----------   ----------
   Ending units .........................    124,303     --    2,957,540    1,489,717
                                            ========    ===   ==========   ==========

                                                   VKMidCapG                 VKUSRealEst
                                            -----------------------   -------------------------
Investment activity:                           2002         2001          2002          2001
                                            ----------   ----------   -----------   -----------
   Net investment income (loss) .........     (170,016)    (126,382)    3,206,967     2,768,275
   Realized gain (loss) on investments ..   (2,038,249)  (2,712,021)      797,901     3,574,168
   Change in unrealized gain (loss)
      on investments ....................   (2,932,693)    (448,739)  (15,531,000)   (1,431,856)
   Reinvested capital gains .............           --           --     3,677,034       767,200
                                            ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (5,140,958)  (3,287,142)   (7,849,098)    5,677,787
                                            ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    4,185,070    9,752,182    45,691,461    29,700,347
   Transfers between funds ..............   (1,840,321)   1,548,255    34,077,812    10,950,115
   Redemptions (note 3) .................   (1,163,335)    (739,876)  (16,733,047)  (10,049,483)
   Annuity benefits .....................       (4,824)      (3,731)      (27,688)      (19,871)
   Annual contract maintenance charges
      (note 2) ..........................         (459)        (114)       (1,744)         (578)
   Contingent deferred sales charges
      (note 2) ..........................      (30,005)      (4,999)     (280,564)     (366,882)
   Adjustments to maintain reserves .....       (5,474)      (1,848)      688,267        35,509
                                            ----------   ----------   -----------   -----------
         Net equity transactions ........    1,140,652   10,549,869    63,414,497    30,249,157
                                            ----------   ----------   -----------   -----------

Net change in contract owners' equity ...   (4,000,306)   7,262,727    55,565,399    35,926,944
Contract owners' equity beginning
   of period ............................   15,047,081    7,784,354   101,532,910    65,605,966
                                            ----------   ----------   -----------   -----------
Contract owners' equity end of period ...   11,046,775   15,047,081   157,098,309   101,532,910
                                            ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    2,212,771      829,292     7,976,411     5,684,632
                                            ----------   ----------   -----------   -----------
   Units purchased ......................      387,198    1,468,466     5,242,510     2,745,564
   Units redeemed .......................     (114,106)     (84,987)     (774,698)     (453,785)
                                            ----------   ----------   -----------   -----------
   Ending units .........................    2,485,863    2,212,771    12,444,223     7,976,411
                                            ==========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    VicDivrStk               VicInvQBd
                                            ------------------------   ---------------------
Investment activity:                           2002          2001        2002         2001
                                            -----------   ----------   ---------   ---------
   Net investment income (loss) .........   $  (131,121)    (140,146)     77,295      93,700
   Realized gain (loss) on investments ..      (392,796)     (14,787)     21,391       7,976
   Change in unrealized gain (loss)
      on investments ....................    (4,596,621)    (151,158)     13,036      15,738
   Reinvested capital gains .............            --       47,029      73,303      13,986
                                            -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (5,120,538)    (259,062)    185,025     131,400
                                            -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     4,054,689    7,919,746       2,000      81,423
   Transfers between funds ..............      (470,062)      56,088      (7,027)      5,405
   Redemptions (note 3) .................    (2,505,655)  (1,110,256)   (257,741)   (149,527)
   Annuity benefits .....................            --           --          --          --
   Annual contract maintenance charges
      (note 2) ..........................            --           --          --          --
   Contingent deferred sales charges
      (note 2) ..........................       (28,617)     (16,588)     (5,833)     (1,535)
   Adjustments to maintain reserves .....        (6,844)      (1,512)        (14)       (345)
                                            -----------   ----------   ---------   ---------
      Net equity transactions ...........     1,043,511    6,847,478    (268,615)    (64,579)
                                            -----------   ----------   ---------   ---------

Net change in contract owners' equity ...    (4,077,027)   6,588,416     (83,590)     66,821
Contract owners' equity beginning
   of period ............................    19,489,293   12,900,877   2,325,410   2,258,589
                                            -----------   ----------   ---------   ---------
Contract owners' equity end of period ...   $15,412,266   19,489,293   2,241,820   2,325,410
                                            ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     2,004,812    1,212,731     199,584     105,232
                                            -----------   ----------   ---------   ---------
   Units purchased ......................       134,602      888,868         174     154,043
   Units redeemed .......................       (40,029)     (96,787)    (23,017)    (59,691)
                                            -----------   ----------   ---------   ---------
   Ending units .........................     2,099,385    2,004,812     176,741     199,584
                                            ===========   ==========   =========   =========

                                                  VicSmCoOpp              WRAsStrat
                                            ---------------------   -----------------------
Investment activity:                           2002        2001        2002         2001
                                            ---------   ---------   ----------   ----------
   Net investment income (loss) .........     (14,735)    (11,188)     439,197      699,422
   Realized gain (loss) on investments ..      37,145      28,752      (43,421)    (138,017)
   Change in unrealized gain (loss)
      on investments ....................    (189,535)   (189,315)     708,959   (2,095,004)
   Reinvested capital gains .............          --          --           --           --
                                            ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (167,125)   (171,751)   1,104,735   (1,533,599)
                                            ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     353,108     704,531   32,669,971   48,844,490
   Transfers between funds ..............     (48,712)    (96,312)   4,439,781   (2,776,003)
   Redemptions (note 3) .................    (238,986)    (99,237)  (2,543,895)    (644,925)
   Annuity benefits .....................          --          --           --           --
   Annual contract maintenance charges
      (note 2) ..........................          --          --           --           --
   Contingent deferred sales charges
      (note 2) ..........................      (3,726)     (6,319)     (62,505)     (12,061)
   Adjustments to maintain reserves .....         (89)        332        6,535        8,091
                                            ---------   ---------   ----------   ----------
      Net equity transactions ...........      61,595     502,995   34,509,887   45,419,592
                                            ---------   ---------   ----------   ----------

Net change in contract owners' equity ...    (105,530)    331,244   35,614,622   43,885,993
Contract owners' equity beginning
   of period ............................   2,664,359   2,333,115   43,905,234       19,241
                                            ---------   ---------   ----------   ----------
Contract owners' equity end of period ...   2,558,829   2,664,359   79,519,856   43,905,234
                                            =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     241,148      95,769    4,760,507        1,854
                                            ---------   ---------   ----------   ----------
   Units purchased ......................       8,382     176,964    3,938,311    5,070,121
   Units redeemed .......................      (2,597)    (31,585)    (237,423)    (311,468)
                                            ---------   ---------   ----------   ----------
   Ending units .........................     246,933     241,148    8,461,395    4,760,507
                                            =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      WRBal                      WRBnd
                                            ------------------------   ------------------------
Investment activity:                            2002         2001          2002         2001
                                            -----------   ----------   -----------   ----------
   Net investment income (loss) .........   $   382,166      816,706     3,098,761    2,193,956
   Realized gain (loss) on investments ..      (182,321)     (53,230)       59,999       34,786
   Change in unrealized gain (loss)
      on investments ....................    (5,642,887)  (1,880,377)    2,600,119   (1,124,164)
   Reinvested capital gains .............            --           --            --           --
                                            -----------   ----------   -----------   ----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................    (5,443,042)  (1,116,901)    5,758,879    1,104,578
                                            -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    20,457,932   48,217,326    30,572,390   52,089,059
   Transfers between funds ..............       276,562     (269,524)   13,249,875    2,686,992
   Redemptions (note 3) .................    (2,935,125)    (763,504)   (3,706,756)    (905,780)
   Annuity benefits .....................            --           --            --           --
   Annual contract maintenance charges
      (note 2) ..........................            --           --            --           --
   Contingent deferred sales charges
      (note 2) ..........................       (56,515)      (4,168)      (71,192)     (10,474)
   Adjustments to maintain reserves .....        (3,035)       8,220        52,494       18,407
                                            -----------   ----------   -----------   ----------
Net equity transactions .................    17,739,819   47,188,350    40,096,811   53,878,204
                                            -----------   ----------   -----------   ----------

Net change in contract owners' equity ...    12,296,777   46,071,449    45,855,690   54,982,782
Contract owners' equity beginning
   of period ............................    46,076,322        4,873    54,994,889       12,107
                                            -----------   ----------   -----------   ----------
Contract owners' equity end of period ...   $58,373,099   46,076,322   100,850,579   54,994,889
                                            ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ......................     4,847,216          476     5,069,211        1,184
                                            -----------   ----------   -----------   ----------
   Units purchased ......................     2,188,877    4,948,401     3,852,828    5,150,469
   Units redeemed .......................      (241,484)    (101,661)     (278,741)     (82,442)
                                            -----------   ----------   -----------   ----------
   Ending units .........................     6,794,609    4,847,216     8,643,298    5,069,211
                                            ===========   ==========   ===========   ==========

                                                    WRCoreEq                    WRGrowth
                                            -------------------------   -------------------------
Investment activity:                            2002          2001          2002          2001
                                            -----------   -----------   -----------   -----------
   Net investment income (loss) .........    (1,438,642)     (769,573)   (2,477,904)      398,538
   Realized gain (loss) on investments ..    (1,874,887)       (4,158)   (1,756,371)      (27,144)
   Change in unrealized gain (loss)
      on investments ....................   (45,994,822)   (4,392,075)  (44,114,247)   (4,147,384)
   Reinvested capital gains .............            --            --            --            --
                                            -----------   -----------   -----------   -----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................   (49,308,351)   (5,165,806)  (48,348,522)   (3,775,990)
                                            -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    62,816,082   185,987,685    65,816,404   176,276,221
   Transfers between funds ..............      (927,460)    4,427,962     3,749,931     2,368,552
   Redemptions (note 3) .................    (8,414,136)   (3,190,756)   (8,482,438)   (2,300,781)
   Annuity benefits .....................            --            --            --            --
   Annual contract maintenance charges
      (note 2) ..........................            --            --            --            --
   Contingent deferred sales charges
      (note 2) ..........................      (195,303)      (40,135)     (215,181)      (39,336)
   Adjustments to maintain reserves .....       (71,807)      (22,211)      (29,216)      (25,396)
                                            -----------   -----------   -----------   -----------
Net equity transactions .................    53,207,376   187,162,545    60,839,500   176,279,260
                                            -----------   -----------   -----------   -----------

Net change in contract owners' equity ...     3,899,025   181,996,739    12,490,978   172,503,270
Contract owners' equity beginning
   of period ............................   182,016,949        20,210   172,517,520        14,250
                                            -----------   -----------   -----------   -----------
Contract owners' equity end of period ...   185,915,974   182,016,949   185,008,498   172,517,520
                                            ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    21,221,006         1,979    20,170,887         1,408
                                            -----------   -----------   -----------   -----------
   Units purchased ......................     7,701,656    21,568,730     8,526,617    20,425,940
   Units redeemed .......................      (882,778)     (349,703)     (835,843)     (256,461)
                                            -----------   -----------   -----------   -----------
   Ending units .........................    28,039,884    21,221,006    27,861,661    20,170,887
                                            ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     WRHiInc                   WRIntl
                                            ------------------------   -----------------------
Investment activity:                           2002          2001         2002         2001
                                            -----------   ----------   ----------   ----------
   Net investment income (loss) .........   $ 3,397,039    2,579,956     (296,094)   1,105,095
   Realized gain (loss) on investments ..       (75,088)     (11,690)  (1,082,921)     (12,075)
   Change in unrealized gain (loss)
      on investments ....................    (4,546,317)  (2,058,670)  (5,767,714)  (3,566,059)
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,224,366)     509,596   (7,146,729)  (2,473,039)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    17,818,741   28,982,057   11,806,711   26,931,217
   Transfers between funds ..............     4,412,737    1,330,168    2,045,099    6,384,683
   Redemptions (note 3) .................    (1,989,894)    (576,302)  (1,425,558)    (500,735)
   Annuity benefits .....................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ..........................       (38,811)      (5,044)     (30,734)      (7,241)
   Adjustments to maintain reserves .....         8,273        6,571       (9,416)      (8,602)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    20,211,046   29,737,450   12,386,102   32,799,322
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...    18,986,680   30,247,046    5,239,373   30,326,283
Contract owners' equity beginning
   of period ............................    30,247,046           --   30,328,901        2,618
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $49,233,726   30,247,046   35,568,274   30,328,901
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     2,785,585           --    3,898,537          258
                                            -----------   ----------   ----------   ----------
   Units purchased ......................     2,059,988    2,837,557    1,931,746    3,956,002
   Units redeemed .......................      (156,389)     (51,972)    (164,870)     (57,723)
                                            -----------   ----------   ----------   ----------
   Ending units .........................     4,689,184    2,785,585    5,665,413    3,898,537
                                            ===========   ==========   ==========   ==========

                                                   WRLTBond                   WRMMkt
                                            ----------------------   -------------------------
Investment activity:                           2002        2001          2002         2001
                                            ----------   ---------   -----------   -----------
   Net investment income (loss) .........      360,135     164,204       (87,738)      236,466
   Realized gain (loss) on investments ..       41,254       7,079            --            --
   Change in unrealized gain (loss)
      on investments ....................      131,915     (67,882)           --            --
   Reinvested capital gains .............           --          --            --            --
                                            ----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      533,304     103,401       (87,738)      236,466
                                            ----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   10,080,412   5,105,357    46,398,802    57,026,375
   Transfers between funds ..............    7,269,333     155,187   (36,664,931)  (23,028,039)
   Redemptions (note 3) .................     (909,582)    (64,865)   (7,273,616)   (2,005,711)
   Annuity benefits .....................           --          --            --            --
   Annual contract maintenance charges
      (note 2) ..........................           --          --            --            --
   Contingent deferred sales charges
      (note 2) ..........................      (35,279)       (525)     (150,630)       (4,257)
   Adjustments to maintain reserves .....        3,917       1,124         9,799         6,797
                                            ----------   ---------   -----------   -----------
         Net equity transactions ........   16,408,801   5,196,278     2,319,424    31,995,165
                                            ----------   ---------   -----------   -----------

Net change in contract owners' equity ...   16,942,105   5,299,679     2,231,686    32,231,631
Contract owners' equity beginning
   of period ............................    5,299,679          --    32,231,631            --
                                            ----------   ---------   -----------   -----------
Contract owners' equity end of period ...   22,241,784   5,299,679    34,463,317    32,231,631
                                            ==========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................      484,968          --     3,142,411            --
                                            ----------   ---------   -----------   -----------
   Units purchased ......................    1,544,270     490,875       333,225     4,101,054
   Units redeemed .......................      (73,277)     (5,907)     (109,040)     (958,643)
                                            ----------   ---------   -----------   -----------
   Ending units .........................    1,955,961     484,968     3,366,596     3,142,411
                                            ==========   =========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    WRSciTech                    WRSmCap                   WRValue
                                            -------------------------   ------------------------   -----------------------
Investment activity:                            2002          2001          2002         2001         2002         2001
                                            ------------   ----------   -----------   ----------   ----------   ----------
   Net investment income (loss) .........   $   (685,032)     (73,079)   (1,173,816)    (418,831)    (233,399)       2,712
   Realized gain (loss) on investments ..       (359,179)    (278,983)   (4,987,429)    (139,963)    (308,098)      (1,391)
   Change in unrealized gain (loss)
      on investments ....................    (13,455,380)   1,526,995   (16,162,456)   3,668,515   (7,513,064)     812,792
   Reinvested capital gains .............             --           --            --           --           --           --
                                            ------------   ----------   -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (14,499,591)   1,174,933   (22,323,701)   3,109,721   (8,054,561)     814,113
                                            ------------   ----------   -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     24,538,776   50,142,171    31,135,781   63,019,161   33,889,178   35,118,607
   Transfers between funds ..............     (3,642,948)  (2,458,767)    8,149,083   10,426,501   (2,357,063)     752,289
   Redemptions (note 3) .................     (1,484,046)    (634,945)   (3,961,649)    (703,059)  (1,703,117)    (120,067)
   Annuity benefits .....................             --           --            --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................             --           --            --           --           --           --
   Contingent deferred sales charges
      (note 2) ..........................        (39,336)     (17,539)      (82,003)     (16,935)     (37,885)      (1,089)
   Adjustments to maintain reserves .....         (8,225)     (11,793)      (11,000)       1,495        3,637        4,033
                                            ------------   ----------   -----------   ----------   ----------   ----------
         Net equity transactions ........     19,364,221   47,019,127    35,230,212   72,727,163   29,794,750   35,753,773
                                            ------------   ----------   -----------   ----------   ----------   ----------

Net change in contract owners' equity ...      4,864,630   48,194,060    12,906,511   75,836,884   21,740,189   36,567,886
Contract owners' equity beginning
   of period ............................     48,199,948        5,888    75,839,555        2,671   36,567,886           --
                                            ------------   ----------   -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $ 53,064,578   48,199,948    88,746,066   75,839,555   58,308,075   36,567,886
                                            ============   ==========   ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      5,720,321          607     7,778,767          265    3,616,179           --
                                            ------------   ----------   -----------   ----------   ----------   ----------
   Units purchased ......................      3,141,266    6,052,105     4,391,241    7,852,256    3,407,646    3,628,243
   Units redeemed .......................       (462,891)    (332,391)     (368,507)     (73,754)    (329,346)     (12,064)
                                            ------------   ----------   -----------   ----------   ----------   ----------
   Ending units .........................      8,398,696    5,720,321    11,801,501    7,778,767    6,694,479    3,616,179
                                            ============   ==========   ===========   ==========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                     (AIMCapAp)
                  AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                  AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                  AIM VIF - International Equity Fund - Series I Shares
                     (AIMIntEq)*
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Alliance Variable Products Series Fund,
                  Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                     Class B (AISmCapValB)
                  Alliance VPSF - Growth & Income Portfolio - Class B (AlGrIncB) Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGrB)

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II
                     (ACVPIncGr2)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                     (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                  BB&T VIF - Capital Appreciation Fund (BBTCapAp)
                  BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG) BB&T VIF - Growth and Income Fund (BBTGrInc)
                  BB&T VIF - Large Company Growth Fund (BBTLgCoGr)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares,
                  The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares
                     (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                     (DryVIFDevLd)
                  Dreyfus VIF - International Value Portfolio - Initial Shares
                     (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
                  VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound)* Evergreen VAF - Evergreen VA Fund (EvFund)*
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)* Evergreen VAF - Evergreen VA International Growth Fund
                     (EvIntGr)*

                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)* Evergreen VAF - Evergreen VA Small Cap Value Fund
                     (EvSmCapV)*
                  Evergreen VAF - Evergreen VA Special Equity Fund
                     (EvSpEq)*
                  Evergreen VAF - Evergreen VA Strategic Income Fund
                     (EvStratInc)*

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service
                     Shares (FedCapApS)
                  Federated IS - High Income Bond Fund II - Service Shares
                     (FedHiIncS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service
                     Class (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service
                     Class 2 (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Service Class
                     (FidVIPGrS)
                  Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service
                     Class 2 R (FidVIPOvS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Service
                     Class R (FidVIPOvSR)

               Portfolios of the Fidelity(R) Variable Insurance Products
                     Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                     Class (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                     Class 2 (FidVIPCon2)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio -
                     Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio -
                     Service Class (FidVIPVaIS)
                  Fidelity(R) VIP III - Value Strategies Portfolio -
                     Service Class 2 (FidVIPVaIS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Growth & Income Portfolio (FHGrInc)

               Portfolio of the Franklin Templeton Variable Insurance
                  Products Trust (Franklin Templeton VIP); Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)*

               Portfolios of the Gartmore Variable Insurance Trust
                  (Gartmore GVIT)
               (formerly Nationwide Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I
                     (GVITEmMrkts)
                  Gartmore GVIT Emerging Markets Fund - Class III
                     (GVITEmMrkts3)
                  Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin1)
                  Gartmore GVIT Global Financial Services Fund - Class III
                     (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)*
                  Gartmore GVIT Global Health Sciences Fund - Class III
                     (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class I
                     (GVITGlUtl1)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                  Gartmore GVIT Global Utilities Fund - Class III
                     (GVITGlUtl3)
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II
                     (GVITGvtBd2)
                  Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund
                     (GVITIDModAgg)
                  Gartmore GVIT ID Moderately Conservative Fund
                     (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)
                  Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                  Gartmore GVIT J.P.Morgan Balanced Fund - Class I
                     (GVITJPBal)
                  Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                     (GVITMMultiSec)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Leaders Fund - Class I
                     (GVITLead)
                  Gartmore GVIT Nationwide(R) Leaders Fund - Class III
                     (GVITLead3)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund -
                     Class I
                     (GVITNStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I
                     (GVITSmCapGr)
                  Gartmore GVIT Small Cap Growth Fund - Class II
                     (GVITSmCapGr2)
                  Gartmore GVIT Small Cap Value Fund - Class I
                     (GVITSmCapVal)
                  Gartmore GVIT Small Cap Value Fund - Class II
                     (GVITSmCapVal2)
                  Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Strong Mid Cap Growth Fund - Class I
                     (GVITSMdCpGr)
                  Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT Total Return Fund - Class II (GVITTotRt2) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)
                  Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I
                     (GVITUSGro1)*
                  Gartmore GVIT U.S.Growth Leaders Fund - Class III
                     (GVITUSGro3)
                  Gartmore GVIT Worldwide Leaders Fund - Class I
                          (GVITWLead)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service
                     Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II
                     Shares (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II
                     Shares (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service
                     Shares (JanIntGro)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
                  (MFS(R) VIT);
                  MFS(R) VIT - Mid Cap Growth Series - Service Class
                     (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                  (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class
                     Shares (NBAMTFasc)
                  Neuberger Berman AMT - Focus Portfolio - S Class Shares
                     (NBAMTFocus)
                  Neuberger Berman AMT - Guardian Portfolio - I Class
                     Shares (NBAMTGuard)
                  Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
                     (NBAMTMCGr)
                  Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Oppenheimer Variable Annuity;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Capital Appreciation Fund/VA - Service Class
                     (OppCapApS)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Global Securities Fund/VA - Service Class
                     (OppGlSecS)
                  Oppenheimer Main Street Growth & Income Fund/VA - Initial
                     Class (OppMSGrInc)
                  Oppenheimer Main Street Growth & Income Fund/VA - Service
                     Class (OppMSGrIncS)
                  Oppenheimer Strategic Bond Fund/VA - Service Class
                     (OppStratBdS)

               Strong Opportunity Fund II, Inc. (StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust
                  (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund
                     (VEWrldEMkt)
                  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust
                  (Van Kampen LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II
                     (VKEmGr2)

               Portfolios of the Van Kampen - The Universal Institutional
                  Funds, Inc. (Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio -
                     Class A (VKEmMkt)
                  Van Kampen UIF - International Magnum Portfolio
                     (VKIntMag)*
                  Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG) Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds
                  (Victory VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                     (VicDivrStk)
                  Victory VIF - Investment Quality Bond Fund Class A Shares
                     (VicInvQBd)
                  Victory VIF - Small Company Opportunity Fund Class A
                     Shares (VicSmCoOpp)

               Portfolios of the W & R Target Funds, Inc. (W & R Target
                  Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat) W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio
                     (WRLTBond)
                  W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                     (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

               * At December 31, 2002, contract owners have not invested in this fund.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V contracts and Choice Venue the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed approximately $13 and $35 million to the Account in the form of bonus credits for the years ended December 31, 2002 and 2001, respectively.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                           BOA       ElitePro   ElitePro      BOA
Nationwide Variable Account-9 Options                                  Future/(1)/    Classic     Ltd      Choice/(2)/
----------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic:                                      0.95%         1.60%      1.75%       1.20%
----------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:                                         0.25%           --         --          --
      Initial lowered to $1,000 and subsequent
         lowered to $25. Not available for
         investment only contracts.
----------------------------------------------------------------------------------------------------------------------
CDSC Options:
   Five Year CDSC                                                        0.15%           --         --          --
----------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
   Additional (5%) Withdrawal without Charge and Disability
      In addition to standard 10% CDSC-free withdrawal privilege.        0.10%           --         --          --
                                                                       -----------------------------------------------
   10 Year and Disability Waiver for Tax Sheltered Annuities             0.05%           --         --          --
      CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during
      entire contract year for at least 5 of those 10 years.
                                                                       -----------------------------------------------
   Hardship Waiver for Tax Sheltered Annuities                           0.15%           --         --          --
      CDSC waived if contract owner experiences hardship
      (defined under IRC Section 401(k)).
----------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year (or Anniversary) Enhanced (for contracts issued
      on or after 1-2-01)                                                0.15%           --         --          --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before
         86th birthday less surrenders.
                                                                       -----------------------------------------------
   Greater of One-Year (or Anniversary) or 5% Enhanced
      (for contracts issued on or after 1-2-01)                          0.20%           --         --        0.15%
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders, (iii) highest contract value before 86th
         birthday less surrenders or (iv) the 5% interest
         anniversary value.
                                                                       -----------------------------------------------
   One-Year Step Up (for contracts issued prior to 1-2-01)               0.05%           --         --          --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before 86th
         birthday less surrenders.
                                                                       -----------------------------------------------
   5% Enhanced (for contracts issued prior to 1-2-01)                    0.10%           --         --        0.05%
      If death before annuitization, benefit will be greater of
         (i) contract value or (ii) total of all purchase payments
         less surrenders with 5% simple interest from purchase to
         most recent contract anniversary prior to annuitant's
         86th birthday.
                                                                       -----------------------------------------------
   Term Certain with Enhanced - 10, 15 or 20 years                         --            --         --          --
----------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

   Option 1                                                                0.45%         --         --        0.45%
                                                                       -----------------------------------------------
   Option 2                                                                0.30%         --         --        0.30%
----------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV):                                                   0.45%         --         --          --
      Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during
         first 12 months contract is in force.
                                                                       -----------------------------------------------
      Spousal Protection Annuity Option                                      --          --         --          --
----------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                              0.40%         --         --        0.40%
      Upon annuitant death, in addition to any death benefit
         payable, an additional amount will be credited to contract.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(5)/                                      3.15%       1.60%      1.75%       2.20%
----------------------------------------------------------------------------------------------------------------------

                                                                         BOA      BOA            BOA           Choice
Nationwide Variable Account-9 Options                                  V /(3)/   Income   Exclusive II /(4)/    Venue
---------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic:                                     1.10%     1.25%          1.20%          1.50%
---------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:                                          --        --             --             --
   Initial lowered to $1,000 and subsequent
      lowered to $25. Not available for
      investment only contracts.
---------------------------------------------------------------------------------------------------------------------
CDSC Options:
   Five Year CDSC                                                       0.15%       --             --             --
---------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
   Additional (5%) Withdrawal without Charge and Disability
      In addition to standard 10% CDSC-free withdrawal privilege.       0.10%       --             --             --
                                                                       ----------------------------------------------

   10 Year and Disability Waiver for Tax Sheltered Annuities            0.05%       --             --             --
      CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during
      entire contract year for at least 5 of those 10 years.
                                                                       ----------------------------------------------
   Hardship Waiver for Tax Sheltered Annuities                          0.15%       --             --             --
      CDSC waived if contract owner experiences hardship
      (defined under IRC Section 401(k)).
---------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year (or Anniversary) Enhanced (for contracts issued
      on or after 1-2-01)                                                 --        --           0.15%            --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before
         86th birthday less surrenders.
                                                                       ----------------------------------------------
   Greater of One-Year (or Anniversary) or 5% Enhanced
      (for contracts issued on or after 1-2-01)                           --        --           0.20%            --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders, (iii) highest contract value before 86th
         birthday less surrenders or (iv) the 5% interest
         anniversary value.
                                                                       ----------------------------------------------
   One-Year Step Up (for contracts issued prior to 1-2-01)              0.05%       --           0.10%            --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before 86th
         birthday less surrenders.
                                                                       ----------------------------------------------
   5% Enhanced (for contracts issued prior to 1-2-01)                   0.10%       --           0.15%          0.15%
      If death before annuitization, benefit will be greater of
         (i) contract value or (ii) total of all purchase payments
         less surrenders with 5% simple interest from purchase to
         most recent contract anniversary prior to annuitant's
         86th birthday.
                                                                       ----------------------------------------------
   Term Certain with Enhanced - 10, 15 or 20 years                        --      0.20%            --             --
---------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

   Option 1                                                               --        --           0.45%          0.45%
                                                                       ----------------------------------------------
   Option 2                                                               --        --           0.30%            --
---------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV):                                                  --        --             --             --
      Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during
         first 12 months contract is in force.
                                                                       ----------------------------------------------
      Spousal Protection Annuity Option                                   --        --             --           0.10%
---------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                             --        --           0.40%          0.40%
      Upon annuitant death, in addition to any death benefit
         payable, an additional amount will be credited to contract.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(5)/                                   1.70%     1.45%          2.30%          2.60%
---------------------------------------------------------------------------------------------------------------------

/(1)/ Includes KeyCorp, NEA, Waddell & Reed Select Plus, First Tennessee and
      BB&T products.
/(2)/ Includes KeyCorp product.
/(3)/ Includes NEA product.
/(4)/ Includes Waddell & Reed Select Reserve product.
/(5)/ When maximum options are elected.

     The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).

                         Total      AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp
                     ------------   ------   ----------   ---------   --------
     0.95% .......   $ 37,359,622     466          1         267         26
     1.00% .......     17,715,241      --         --          --         --
     1.05% .......      3,433,926      --         --          --         --
     1.10% .......      5,447,892     878         --         306         41
     1.15% .......      2,297,653      76         --          --         --
     1.20% .......     18,047,162      --         --          --         --
     1.25% .......      1,586,495     554         --          26         --
     1.30% .......      3,551,610       1         --          --         --
     1.35% .......      2,791,216     475         --         153         --
     1.40% .......      2,289,577      44         --          20         --
     1.45% .......        348,931      --         --          --         --
     1.50% .......      1,276,062      --      1,347          --         --
     1.55% .......        534,259      86         --         138         --
     1.60% .......        744,137      --        256          --         --
     1.65% .......        984,043      --      1,391          --         --
     1.70% .......        157,056      --         --          --         --
     1.75% .......        480,394      --        258          --         --
     1.80% .......        448,468      --        279          --         --
     1.85% .......        158,310      --         --          --         --
     1.90% .......         47,976      --        374          --         --
     1.95% .......         52,613      --      1,511          --         --
     2.00% .......         23,776      --         --          --         --
     2.05% .......        154,887      --        517          --         --
     2.10% .......         49,966      --        489          --         --
     2.15% .......          8,596      --         11          --         --
     2.20% .......        109,866      --        430          --         --
     2.25% .......         34,421      --         --          --         --
     2.30% .......              1      --         --          --         --
     2.35% .......          1,781      --         44          --         --
     2.45% .......          4,118      --         62          --         --
     2.50% .......          8,509      --        278          --         --
     2.60% .......          6,483      --        191          --         --
     1.40% EV ....     19,293,684      --         --          --         --
     1.45% EV ....      9,625,121      --         --          --         --
     1.50% EV ....      1,138,151      --         --          --         --
     1.55% EV ....      8,091,117      --         --          --         --
     1.60% EV ....      2,536,776      --         --          --         --
     1.65% EV ....      1,114,712      --         --          --         --
     1.70% EV ....      1,176,625      --         --          --         --
     1.75% EV ....        415,336      --         --          --         --
     1.80% EV ....        459,965      --         --          --         --
     1.85% EV ....      1,142,454      --         --          --         --
     1.90% EV ....        269,379      --         --          --         --
     1.95% EV ....        430,427      --         --          --         --
     2.00% EV ....        777,371      --         --          --         --
     2.05% EV ....        338,745      --         --          --         --
     2.10% EV ....        123,603      --         --          --         --
     2.15% EV ....        172,144      --         --          --         --
     2.20% EV ....         56,322      --         --          --         --
     2.25% EV ....         61,006      --         --          --         --
     2.30% EV ....         65,763      --         --          --         --
     2.35% EV ....          3,574      --         --          --         --
     2.40% EV ....         93,742      --         --          --         --
     2.45% EV ....          7,868      --         --          --         --
     2.50% EV ....          3,395      --         --          --         --
     2.55% EV ....         12,388      --         --          --         --
     2.60% EV ....          6,656      --         --          --         --
     2.65% EV ....          2,177      --         --          --         --
     2.70% EV ....          2,106      --         --          --         --
     2.85% EV ....             23      --         --          --         --
                     ------------   -----      -----         ---        ---
        Totals ...   $147,575,677   2,580      7,439         910         67
                     ============   =====      =====         ===        ===

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                     AIMCapAp2   AIMCoreEq   AIMPreEq   AIMPreEq2   AISmCapValB
                     ---------   ---------   --------   ---------   -----------
     0.95% .......    $    3         13          177          1           1
     1.10% .......        --         20          228         --          --
     1.15% .......        --         --           76         --          --
     1.25% .......        --         --          193         --          --
     1.35% .......        --         15          283         --          --
     1.40% .......        --         89           69         --          --
     1.50% .......        47         --           41         56         251
     1.55% .......        --         44        1,215         --          --
     1.60% .......        31         --           --         --          59
     1.65% .......       239         --           --        136         644
     1.75% .......        79         --           --         13         321
     1.80% .......        40         --           --         96          96
     1.90% .......         6         --           --          6          47
     1.95% .......       591         --           --        421         737
     2.00% .......        --         --           --         --           8
     2.05% .......       173         --           --        595         503
     2.10% .......       101         --           --         29         474
     2.15% .......         7         --           --         --          35
     2.20% .......       123         --           --        361         150
     2.35% .......        --         --           --         --          76
     2.45% .......        37         --           --          5         137
     2.50% .......       171         --           --         --         515
     2.60% .......        --         --           --         --         173
                      ------        ---        -----      -----       -----
        Totals ...    $1,648        181        2,282      1,719       4,227
                      ======        ===        =====      =====       =====

                     AlGrIncB   AlPremGrB   ACVPIncGr   ACVPIncGr2    ACVPInt
                     --------   ---------   ---------   ----------   ---------
     0.95% .......    $    1         --       774,866          1       606,081
     1.00% .......        --         --       366,481         --       286,936
     1.05% .......        --         --        68,607         --        54,968
     1.10% .......        --         --        68,086         --        35,897
     1.15% .......        --         --        27,463         --        14,540
     1.20% .......        --         --       319,088         --       367,117
     1.25% .......        --         --        34,129         --        20,353
     1.30% .......        --         --        64,455         --        63,583
     1.35% .......        --         --        51,792         --        28,990
     1.40% .......        --         --        39,451         --        16,695
     1.45% .......        --         --         4,356         --         4,258
     1.50% .......       233        164        25,689        494        24,152
     1.55% .......        --         --         9,435         --         6,217
     1.60% .......       243         54         6,073         65         4,427
     1.65% .......       278        669        24,335        507        12,956
     1.70% .......        --         --         1,200         --           520
     1.75% .......        71         73        11,759         16         1,398
     1.80% .......        37        244        12,892         28         2,609
     1.85% .......        --         --         1,200         --            16
     1.90% .......        --        252            60          4           160
     1.95% .......       581      1,279           153        190            22
     2.00% .......        --         12           138         42            36
     2.05% .......       122        564         2,907        505           981
     2.10% .......       136        361           123      1,305            --
     2.15% .......         5         53             5         21            --
     2.20% .......       329         69         2,817      1,312         1,128
     2.25% .......        --         --             1         --            --
     2.35% .......         9         12            --         23            --
     2.45% .......       175         30            --         62            --
     2.50% .......         7        161            --         30            --
     2.60% .......       128         63            --         93            --
     1.40% EV ....        --         --       242,130         --       191,477
     1.45% EV ....        --         --       139,659         --       119,125
     1.50% EV ....        --         --        13,268         --        12,975
     1.55% EV ....        --         --        83,201         --        52,944

     Continued       AlGrIncB   AlPremGrB   ACVPIncGr   ACVPIncGr2    ACVPInt
                     --------   ---------   ---------   ----------   ---------
     1.60% EV ....        --         --        35,483         --        16,859
     1.65% EV ....        --         --        16,520         --        13,260
     1.70% EV ....        --         --        14,260         --         8,474
     1.75% EV ....        --         --         2,778         --         4,692
     1.80% EV ....        --         --         2,736         --         1,851
     1.85% EV ....        --         --        11,657         --         7,008
     1.90% EV ....        --         --         2,965         --         2,418
     1.95% EV ....        --         --         4,074         --         7,890
     2.00% EV ....        --         --         8,451         --         3,579
     2.05% EV ....        --         --         3,844         --         3,550
     2.10% EV ....        --         --         1,755         --           267
     2.15% EV ....        --         --           444         --           253
     2.20% EV ....        --         --           691         --           275
     2.25% EV ....        --         --           387         --            20
     2.30% EV ....        --         --           263         --            21
     2.35% EV ....        --         --            17         --            --
     2.40% EV ....        --         --           127         --             4
     2.45% EV ....        --         --           296         --            --
     2.50% EV ....        --         --           196         --            --
     2.60% EV ....        --         --           207         --            --
     2.70% EV ....        --         --           197         --            --
                      ------      -----     ---------      -----     ---------
        Totals ...    $2,355      4,060     2,503,167      4,698     2,000,982
                      ======      =====     =========      =====     =========

                     ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2
                     --------   ---------   ----------   ---------   --------
     0.95% .......    $36,498      2,119          --       998,573        1
     1.00% .......     15,639      3,266          --       399,179       --
     1.05% .......      4,055        101          --        67,561       --
     1.10% .......      8,534        392          --       177,402       --
     1.15% .......      2,146        156          --        88,968       --
     1.20% .......     34,263      4,037          --       562,596       --
     1.25% .......      1,731        125          --        58,943       --
     1.30% .......      3,831        183          --       195,262       --
     1.35% .......      4,565        624          --       126,818       --
     1.40% .......      4,768        483          --        86,878       --
     1.45% .......        278        113          --        10,150       --
     1.50% .......      1,195          8         236        45,075    1,130
     1.55% .......        917         --          --        25,272       --
     1.60% .......        981        254         183        28,119      180
     1.65% .......      2,615        517         593        48,926      857
     1.70% .......         87         --          --         4,074       --
     1.75% .......      1,271      4,131          23        15,566      554
     1.80% .......      1,872        609          59        16,167    1,104
     1.85% .......        453         46          --         8,630       --
     1.90% .......         79         --          --         2,334      651
     1.95% .......         28          5         183           161    1,230
     2.00% .......          5         --          75           710      186
     2.05% .......      1,169         --         229         5,513      599
     2.10% .......         --         --         284           131    1,077
     2.15% .......         --         --          45             7      350
     2.20% .......        195         --         227         5,858      678
     2.25% .......         14         --          --           955       --
     2.35% .......         --         --          --            --      144
     2.45% .......         --         --          --            --      210
     2.50% .......         --         --         364            --       25
     2.60% .......         --         --          16            --      265
     1.40% EV ....     26,080      3,567          --       517,792       --
     1.45% EV ....      9,562      9,407          --       271,074       --
     1.50% EV ....        694        115          --        37,986       --
     1.55% EV ....      6,006      2,526          --       271,242       --
     1.60% EV ....      3,687        108          --        70,103       --
     1.65% EV ....      4,191         98          --        40,059       --
     1.70% EV ....      2,001        194          --        27,619       --
     1.75% EV ....        875         --          --        17,313       --
     1.80% EV ....        823         59          --        15,755       --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2
                     --------   ---------   ----------   ---------   --------
     1.85% EV ....      1,187          1          --        38,966       --
     1.90% EV ....        134         50          --         6,829       --
     1.95% EV ....        676          2          --        14,528       --
     2.00% EV ....        877      1,237          --        45,545       --
     2.05% EV ....      1,331         --          --        16,494       --
     2.10% EV ....         58         --          --         5,362       --
     2.15% EV ....        467        134          --        13,176       --
     2.20% EV ....        318         --          --         1,360       --
     2.25% EV ....         57         33          --         1,299       --
     2.30% EV ....         90        416          --         5,059       --
     2.35% EV ....          8         --          --             6       --
     2.40% EV ....          8         --          --         9,501       --
     2.45% EV ....         --         --          --           337       --
     2.50% EV ....         --         --          --           302       --
     2.55% EV ....         --         --          --         1,511       --
     2.60% EV ....         98         18          --           371       --
     2.65% EV ....         --         --          --           281       --
     2.70% EV ....         --         29          --            18       --
                     --------     ------       -----     ---------    -----
        Totals ...   $186,417     35,163       2,517     4,409,716    9,241
                     ========     ======       =====     =========    =====

                     BBTCapAp   BBTCapMAG   BBTGrInc   BBTLgCoGr   CSGPVen
                     --------   ---------   --------   ---------   -------
     0.95% .......    $  799        302       1,069        324      34,903
     1.00% .......        --         --          --         --      12,964
     1.05% .......       524         --         247         31       4,870
     1.10% .......       945        702       1,670        869         215
     1.15% .......        89      1,596         906         29           4
     1.20% .......        18         --          18         --       6,183
     1.25% .......       291         89         392        411          47
     1.30% .......         2         24           2        189         329
     1.35% .......       267        421         774        569         266
     1.40% .......        59         --         125         --         136
     1.50% .......        31         --          43         --          --
     1.55% .......       490      2,313       1,113        538          --
     1.60% .......        --        656          --         --          --
     1.65% .......         3         --           4          4           4
     1.70% .......        --      2,416          24         24          --
     1.85% EV ....       812         --          --        824          --
                      ------      -----       -----      -----      ------
        Totals ...    $4,330      8,519       6,387      3,812      59,921
                      ======      =====       =====      =====      ======

                     CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS
                     --------   -------   ---------   -----------   ---------
     0.95% .......    $75,744    85,902        2          4,172         --
     1.00% .......     33,523    41,510       --          6,362         --
     1.05% .......      7,615    13,341       --            545         --
     1.10% .......         63       796       --          1,283         --
     1.15% .......        229       403       --            558         --
     1.20% .......      9,151    22,207       --          5,005         --
     1.25% .......      1,770     2,208       --            785         --
     1.30% .......        929     2,678       --            510         --
     1.35% .......        260       464       --            556         --
     1.40% .......         85     1,047       --          1,615         --
     1.45% .......         67       170       --             46         --
     1.50% .......        585     1,615       36            671         14
     1.55% .......         --       351       --             85         --
     1.60% .......         27        --        9            433         --
     1.65% .......        198       545       24            379        180
     1.70% .......         --       152       --             40         --
     1.75% .......         --        55      126            253         --
     1.80% .......         --       216      125             70         --
     1.85% .......         --        --       --            559         --
     1.90% .......         --        --       --              2          8

     Continued       CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS
                     --------   -------   ---------   -----------   ---------
     1.95% .......         --        --       190            --         62
     2.00% .......         --        --        85            --         --
     2.05% .......         --        --       203            96         90
     2.10% .......         --        --       108            --         21
     2.15% .......         --        --        --            --         36
     2.20% .......         --        --       392            --         --
     2.25% .......         --        --        --            32         --
     2.35% .......         --        --        42            --         --
     2.45% .......         --        --         4            --         --
     2.60% .......         --        --        --            --         98
     1.40% EV ....         --     7,384        --         3,021         --
     1.45% EV ....         --     3,090        --        16,894         --
     1.50% EV ....         --       312        --            53         --
     1.55% EV ....         --        93        --         4,682         --
     1.60% EV ....         --       624        --           460         --
     1.65% EV ....         --       179        --           365         --
     1.70% EV ....         --        --        --           341         --
     1.75% EV ....         --       105        --            --         --
     1.80% EV ....         --        78        --           191         --
     1.85% EV ....         --       110        --           440         --
     1.90% EV ....         --        24        --            --         --
     1.95% EV ....         --        45        --             8         --
     2.00% EV ....         --        --        --           315         --
     2.05% EV ....         --        --        --            80         --
     2.10% EV ....         --        --        --            11         --
     2.25% EV ....         --        --        --             2         --
     2.30% EV ....         --         7        --             2         --
                     --------   -------     -----        ------        ---
        Totals ...   $130,246   185,711     1,346        50,922        509
                     ========   =======     =====        ======        ===

                      DrySRGro     DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd
                     ----------   ----------   ---------   ----------   -----------
     0.95% .......   $  676,615    3,761,328     644,464        --           68
     1.00% .......      297,621    2,048,345     306,499        --           --
     1.05% .......       58,235      357,200      84,066        --           --
     1.10% .......       50,134      296,940      47,955        --            6
     1.15% .......       19,224      143,712      21,062        --           --
     1.20% .......      176,618    1,199,944     212,213        --           --
     1.25% .......       17,315      115,617      22,321        --            6
     1.30% .......       37,398      298,198      49,310        --           --
     1.35% .......       16,866      171,580      32,862        --          123
     1.40% .......       12,244      164,817      28,192        --           --
     1.45% .......        4,958       25,694       3,126        --           --
     1.50% .......       11,912       72,180      19,241       165           30
     1.55% .......        4,102       23,212       7,579        --           --
     1.60% .......        2,332       32,765       5,652       274           --
     1.65% .......        8,550       46,769      16,405       415           --
     1.70% .......        1,616       12,373       1,172        --           --
     1.75% .......        1,849       21,777       3,753        70           --
     1.80% .......          424       23,711       6,415        51           --
     1.85% .......          356       16,492       2,031        --           --
     1.90% .......          687        1,717         805       135           --
     1.95% .......           80          456         150       184           --
     2.00% .......           37          246           8        51           --
     2.05% .......        1,062        4,478       3,241       946           --
     2.10% .......           --          759         870       178           --
     2.15% .......           --            5           6         7           --
     2.20% .......          292        3,301         521       387           --
     2.25% .......           --        1,600         104        --           --
     2.35% .......           --           --          --        20           --
     2.45% .......           --           --          --        95           --
     2.50% .......           --           --          --        12           --
     1.40% EV ....      211,199    1,061,498     145,443        --           --
     1.45% EV ....      149,794      634,901      67,542        --           --
     1.50% EV ....       17,147       63,005       8,569        --           --
     1.55% EV ....       43,676      375,145      65,995        --           --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued        DrySRGro     DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd
                     ----------   ----------   ---------   ----------   -----------
     1.60% EV ....       22,202      138,885      18,854        --           --
     1.65% EV ....       16,984       60,908      11,978        --           --
     1.70% EV ....        9,288       96,104       8,358        --           --
     1.75% EV ....        1,403       27,123       2,796        --           --
     1.80% EV ....        3,390       23,225       3,132        --           --
     1.85% EV ....        8,426       38,379       5,926        --          678
     1.90% EV ....        2,366       18,967       2,092        --           --
     1.95% EV ....        5,353       28,877       4,491        --           --
     2.00% EV ....        4,058       29,796       5,603        --           --
     2.05% EV ....        2,269       21,825       3,761        --           --
     2.10% EV ....          751        4,107       1,093        --           --
     2.15% EV ....          344       11,763       3,641        --           --
     2.20% EV ....          810        4,352       1,565        --           --
     2.25% EV ....          519          636         596        --           --
     2.30% EV ....          194        1,632       1,645        --           --
     2.35% EV ....           71          152          28        --           --
     2.40% EV ....           --          178       4,132        --           --
     2.45% EV ....           32          620         182        --           --
     2.55% EV ....           --           22         469        --           --
     2.60% EV ....           --           --         711        --           --
     2.65% EV ....           --            1          97        --           --
     2.70% EV ....           78           --          --        --           --
                     ----------   ----------   ---------     -----          ---
        Totals ...   $1,900,881   11,487,317   1,888,722     2,990          911
                     ==========   ==========   =========     =====          ===

                     DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS   FedQualBd
                     ------------   ----------   ---------   ---------   ---------
     0.95% .......       $ --             2           1          --       750,857
     1.00% .......         --            --          --          --       278,919
     1.05% .......         --            --          --          --        60,660
     1.10% .......        107            --          --          --       190,539
     1.15% .......        135            --          --          --        99,589
     1.20% .......         --            --          --          --       570,575
     1.25% .......         --            --          --          --        42,671
     1.30% .......         --            --          --          --       112,094
     1.35% .......         --            --          --          --       127,633
     1.40% .......          6            --          --          --       115,885
     1.45% .......         --            --          --          --         9,687
     1.50% .......         48           153          95         368        35,591
     1.55% .......         25            --          --          --        22,160
     1.60% .......         --            22         321          56        19,032
     1.65% .......         --            --          --         445        31,425
     1.70% .......         --            --          --          --         6,234
     1.75% .......         --            40          --         133        26,143
     1.80% .......         --            48          28          69        21,555
     1.85% .......         --            --          --          --         7,877
     1.90% .......         --            --          34           5         3,414
     1.95% .......         --           245         332         403           257
     2.00% .......         --            --          --          18           499
     2.05% .......         --            --         310         997         2,759
     2.10% .......         --            --          13         196           385
     2.15% .......         --            --          --         109            14
     2.20% .......         --            --         628         311         3,241
     2.25% .......         --            --          --          --         2,655
     2.35% .......         --            --          --          83            --
     2.45% .......         --            --          --          45            --
     2.50% .......         --            --          --          75            --
     2.60% .......         --            --          30          62            --
     1.40% EV ....         --            --          --          --       531,047
     1.45% EV ....         --            --          --          --       212,890
     1.50% EV ....         --            --          --          --        38,964
     1.55% EV ....         --            --          --          --       272,666
     1.60% EV ....         --            --          --          --       107,365

     Continued       DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS   FedQualBd
                     ------------   ----------   ---------   ---------   ---------
     1.65% EV ....        --            --            --          --        35,928
     1.70% EV ....        --            --            --          --        32,826
     1.75% EV ....        --            --            --          --        29,929
     1.80% EV ....        --            --            --          --         7,675
     1.85% EV ....        --            --            --          --        42,485
     1.90% EV ....        --            --            --          --         4,643
     1.95% EV ....        --            --            --          --         7,331
     2.00% EV ....        --            --            --          --        33,639
     2.05% EV ....        --            --            --          --        16,725
     2.10% EV ....        --            --            --          --         9,647
     2.15% EV ....        --            --            --          --        10,270
     2.20% EV ....        --            --            --          --         3,142
     2.25% EV ....        --            --            --          --         2,548
     2.30% EV ....        --            --            --          --         5,211
     2.35% EV ....        --            --            --          --            22
     2.40% EV ....        --            --            --          --         9,627
     2.45% EV ....        --            --            --          --           245
     2.50% EV ....        --            --            --          --           412
     2.55% EV ....        --            --            --          --         1,264
     2.60% EV ....        --            --            --          --         1,474
     2.65% EV ....        --            --            --          --           277
     2.70% EV ....        --            --            --          --           378
                        ----           ---         -----       -----     ---------
        Totals ...      $321           510         1,792       3,375     3,960,980
                        ====           ===         =====       =====     =========

                     FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2
                     ----------   ---------   ---------   ---------   ---------
     0.95% .......     $    --    2,042,627        --     2,120,481        --
     1.00% .......          --    1,113,814        --     1,264,302        --
     1.05% .......          --      252,938        --       212,653        --
     1.10% .......          --      270,975        --       221,367        --
     1.15% .......          --      131,260        --        94,448        --
     1.20% .......          --      860,417        --     1,035,040        --
     1.25% .......          --       89,652        --        94,486        --
     1.30% .......          --      158,687        --       248,125        --
     1.35% .......          --      182,445        --       152,739        --
     1.40% .......          --      108,653        --        77,394        --
     1.45% .......          --       16,736        --        16,284        --
     1.50% .......       4,260       65,511     2,695        59,669     1,205
     1.55% .......          --       20,992        --        15,033        --
     1.60% .......         645       40,782       844        18,536       311
     1.65% .......       2,013       58,868     1,690        51,209       680
     1.70% .......          --        7,729        --         8,375        --
     1.75% .......         562       19,470       888        16,662       471
     1.80% .......         394       27,614       877        14,504       103
     1.85% .......          --        5,150        --         2,468        --
     1.90% .......         260        1,405       303           556         2
     1.95% .......       2,030          874     1,169           304       451
     2.00% .......          49          136        21           295        28
     2.05% .......       1,141        8,722       830         3,416       697
     2.10% .......       1,448           --     1,439           815       258
     2.15% .......         157            7        32            --        --
     2.20% .......         838        3,282       452         1,196       297
     2.25% .......          --        1,686        --            22        --
     2.30% .......          --           --         1            --        --
     2.35% .......          88           --        21            --         2
     2.45% .......         101           --       218            --       124
     2.50% .......         636           --       840            --        --
     2.60% .......         707           --       374            --       105
     1.40% EV ....          --      929,488        --     1,024,086        --
     1.45% EV ....          --      426,462        --       638,906        --
     1.50% EV ....          --       50,075        --        67,029        --
     1.55% EV ....          --      326,180        --       260,579        --
     1.60% EV ....          --      123,607        --        83,437        --
     1.65% EV ....          --       47,135        --        62,207        --
     1.70% EV ....          --       43,813        --       106,252        --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2
                     ----------   ---------   ---------   ---------   ---------
     1.75% EV ....          --       20,661        --        13,450        --
     1.80% EV ....          --       31,780        --        14,648        --
     1.85% EV ....          --       43,991        --        27,232        --
     1.90% EV ....          --        3,420        --        12,383        --
     1.95% EV ....          --       18,429        --        10,986        --
     2.00% EV ....          --       33,517        --        22,290        --
     2.05% EV ....          --       18,699        --         9,990        --
     2.10% EV ....          --        2,844        --         4,953        --
     2.15% EV ....          --        4,208        --         4,912        --
     2.20% EV ....          --        1,852        --         2,342        --
     2.25% EV ....          --        2,420        --         1,152        --
     2.30% EV ....          --        1,331        --           323        --
     2.35% EV ....          --           19        --            41        --
     2.40% EV ....          --        1,277        --            21        --
     2.45% EV ....          --          909        --            --        --
     2.50% EV ....          --           --        --            55        --
     2.55% EV ....          --          529        --            21        --
     2.60% EV ....          --          705        --           669        --
     2.65% EV ....          --            7        --             3        --
                       -------    ---------    ------     ---------     -----
        Totals ...     $15,329    7,623,790    12,694     8,098,346     4,734
                       =======    =========    ======     =========     =====

                     FidVIPHIS   FidVIPOvS   FidVIPOvS2R   FidVIPOvSR   FidVIPConS
                     ---------   ---------   -----------   ----------   ----------
     0.95% .......    $618,099    329,963          --        24,709      1,891,541
     1.00% .......     282,120    134,528          --         5,640        980,427
     1.05% .......      93,057     36,122          --         1,150        169,741
     1.10% .......      57,147     15,009          --         3,366        139,455
     1.15% .......      21,447      7,843          --         1,812         61,998
     1.20% .......     263,833    201,049          --        15,870        772,138
     1.25% .......      25,420     11,899          --           765         64,516
     1.30% .......      44,232     30,956          --         3,203        139,922
     1.35% .......      32,805     13,166          --         2,436         97,127
     1.40% .......      25,087     15,003          --         6,663         50,164
     1.45% .......       1,932      2,101          --           118         10,118
     1.50% .......      12,664      7,277         403         1,144         66,752
     1.55% .......       4,193      1,630          --           329         19,728
     1.60% .......       5,416      2,505         218           976         14,353
     1.65% .......       8,497      5,362         753         1,999         50,422
     1.70% .......         674      1,530          --           111          6,007
     1.75% .......       2,507        871         291           198         12,489
     1.80% .......       4,510      2,567         334           301         21,804
     1.85% .......       1,001      2,922          --           332          1,850
     1.90% .......          33         64         253           166          1,112
     1.95% .......          --         --       1,449            --            266
     2.00% .......          12         --          18            --             26
     2.05% .......       2,410      1,642         605         1,345          5,361
     2.10% .......          --         --         586            --            131
     2.15% .......          --         --          34            --             15
     2.20% .......       1,576        885         688           291          3,031
     2.25% .......          14        183          --            25            901
     2.35% .......          --         --          27            --             --
     2.45% .......          --         --         212            --             --
     2.50% .......          --         --         107            --             --
     2.60% .......          --         --         129            --             --
     1.40% EV ....     197,906     87,197          --        10,639        616,311
     1.45% EV ....     110,425     54,601          --         2,758        401,331
     1.50% EV ....      20,532      4,010          --           475         39,475
     1.55% EV ....      69,654     18,038          --         3,749        181,035
     1.60% EV ....      24,916      8,656          --           939         67,501
     1.65% EV ....      13,512      4,422          --         1,166         30,704
     1.70% EV ....      13,985      3,089          --           338         24,397
     1.75% EV ....      16,481      2,043          --           180         11,548

     Continued        FidVIPHIS   FidVIPOvS   FidVIPOvS2R   FidVIPOvSR   FidVIPConS
                     ----------   ---------   -----------   ----------   ----------
     1.80% EV ....        3,117       1,581         --           570          9,118
     1.85% EV ....       10,264       5,025         --           774         27,222
     1.90% EV ....        1,014       1,394         --            36          9,172
     1.95% EV ....        3,926       1,912         --            18         14,252
     2.00% EV ....        4,423       2,330         --           105         21,103
     2.05% EV ....        2,178       1,132         --           320          9,182
     2.10% EV ....        6,797         682         --            83          4,797
     2.15% EV ....        4,497          75         --           203          6,802
     2.20% EV ....          832         134         --            78          2,174
     2.25% EV ....          170          39         --            10          1,262
     2.30% EV ....          154           6         --            16          2,578
     2.35% EV ....           --          --         --            --             96
     2.40% EV ....           --          --         --            40          4,206
     2.45% EV ....           --          --         --            --            451
     2.50% EV ....           --          --         --            --            582
     2.55% EV ....           --          --         --             7            316
     2.60% EV ....           --          --         --            98            465
     2.65% EV ....            2          --         --             3             56
     2.70% EV ....           --          --         --            29            249
     2.85% EV ....           --          --         --            --              5
                     ----------   ---------      -----        ------      ---------
        Totals ...   $2,013,471   1,021,443      6,107        95,583      6,067,785
                     ==========   =========      =====        ======      =========

                     FidVIPCon2   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS   FidVIPVaIS2
                     ----------   -----------   -----------   ----------   -----------
     0.95% .......     $   --        425,152           1         2,676           1
     1.00% .......         --        289,769          --           941          --
     1.05% .......         --         54,476          --           344          --
     1.10% .......         --         13,672          --           930          --
     1.15% .......         --          5,676          --           262          --
     1.20% .......         --        119,461          --         2,566          --
     1.25% .......         --         13,582          --            46          --
     1.30% .......         --         24,804          --           462          --
     1.35% .......         --         11,813          --           828          --
     1.40% .......         --          8,740          --           442          --
     1.45% .......         --          2,346          --            --          --
     1.50% .......        987          6,439         617            97         252
     1.55% .......         --          2,664          --           609          --
     1.60% .......        700          1,648         413           675         149
     1.65% .......      1,016          5,666         335           268          29
     1.70% .......         --            879          --            39          --
     1.75% .......        742          1,251         157            90          55
     1.80% .......        275            861         176            43          23
     1.85% .......         --            463          --            11          --
     1.90% .......        472            166         138           182          49
     1.95% .......      1,784            144       1,100             7         396
     2.00% .......        111             --         164            56          --
     2.05% .......        720          1,247       1,158             4         132
     2.10% .......        818             --         520             3         218
     2.15% .......        347             --          46            --          75
     2.20% .......      1,104            314         674            30         366
     2.35% .......        124             --          --            --           2
     2.45% .......        105             --          51            --          --
     2.50% .......        146             --         123            --           1
     2.60% .......        249             --          57            --          26
     1.40% EV ....         --         76,142          --         1,783          --
     1.45% EV ....         --         50,408          --           316          --
     1.50% EV ....         --          5,138          --           113          --
     1.55% EV ....         --         27,145          --           346          --
     1.60% EV ....         --         10,041          --           162          --
     1.65% EV ....         --          4,907          --           427          --
     1.70% EV ....         --          5,927          --           158          --
     1.75% EV ....         --          3,273          --           211          --
     1.80% EV ....         --          1,591          --             7          --
     1.85% EV ....         --          4,027          --            24          --
     1.90% EV ....         --          2,278          --            --          --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FidVIPCon2   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS   FidVIPVaIS2
                     ----------   -----------   -----------   ----------   -----------
     1.95% EV ....         --          1,282          --            --           --
     2.00% EV ....         --          1,449          --           130           --
     2.05% EV ....         --            749          --           275           --
     2.10% EV ....         --            154          --            97           --
     2.15% EV ....         --          1,981          --           112           --
     2.20% EV ....         --            494          --            40           --
     2.25% EV ....         --             11          --            --           --
     2.30% EV ....         --             15          --           107           --
     2.35% EV ....         --             17          --            --           --
     2.40% EV ....         --              5          --            --           --
     2.45% EV ....         --             --          --           110           --
     2.65% EV ....         --             --          --             2           --
                       ------      ---------       -----        ------        -----
        Totals ...     $9,700      1,188,267       5,730        16,031        1,774
                       ======      =========       =====        ======        =====

                     FHCapAp   FHGrInc   GVITCVal   GVITDMidCapI   GVITEmMrkts
                     -------   -------   --------   ------------   -----------
     0.95% .......     $234       873     110,784      515,223        23,471
     1.00% .......       --        --      72,840      225,558         8,545
     1.05% .......       --        --      16,234       40,184         1,447
     1.10% .......       31     2,697       6,999       86,729         3,085
     1.15% .......       95       178      11,245       42,065         1,711
     1.20% .......       65     1,314      53,554      246,719         8,433
     1.25% .......       --        41       4,771       25,158           450
     1.30% .......       --        --      13,214       56,875         1,686
     1.35% .......       --       112       9,275       44,898         3,980
     1.40% .......      219       525       5,113       46,970           805
     1.45% .......       --        --       1,675        4,226           214
     1.50% .......      173       172       3,564       18,918           222
     1.55% .......      117     1,758       2,105       10,788           234
     1.60% .......      111       250       1,453       12,227            64
     1.65% .......      103       103       4,823       19,725         2,007
     1.70% .......      300       315         788        1,908            23
     1.75% .......       --        --       1,496       14,922           554
     1.80% .......       --        12       1,848        9,160           573
     1.85% .......       --        --         112        4,605            --
     1.90% .......       --        --          40          452            89
     1.95% .......       --        --           5          342            --
     2.00% .......       39       122          --          125            --
     2.05% .......       --        --         571        4,079           307
     2.10% .......       --        --         306          649            --
     2.15% .......       --        --          --            7            --
     2.20% .......       --        --           6        2,206            --
     2.25% .......       --        --          --          957            --
     1.40% EV ....       --        --      48,118      277,796        17,400
     1.45% EV ....       --        --      42,049      205,378         5,174
     1.50% EV ....       --        --       7,519       17,648           510
     1.55% EV ....       --        --      15,976      121,731         5,386
     1.60% EV ....       --        --      10,616       33,943           865
     1.65% EV ....       --        --       4,632       17,797           375
     1.70% EV ....       --        --         899       22,547         1,056
     1.75% EV ....       --        --         484        4,463            20
     1.80% EV ....       --        --         262        9,722         3,833
     1.85% EV ....       --        --       1,476       21,921           785
     1.90% EV ....       --        --         237        5,076            57
     1.95% EV ....       --        --         991        3,663            --
     2.00% EV ....       --        --       3,543       15,409           289
     2.05% EV ....       --        --         350        9,175           290
     2.10% EV ....       --        --         362        1,566           288
     2.15% EV ....       --        --           3        5,226           157
     2.20% EV ....       --        --         196        1,355            10
     2.25% EV ....       --        --          14        1,398            --
     2.30% EV ....       --        --          24        3,188             6
     2.35% EV ....       --        --          --           20            --

     Continued       FHCapAp   FHGrInc   GVITCVal   GVITDMidCapI   GVITEmMrkts
                     -------   -------   --------   ------------   -----------
     2.40% EV ....       --        --          --        8,637            --
     2.45% EV ....       --        --           1          286            --
     2.55% EV ....       --        --          --        1,100            --
     2.60% EV ....       --        --         143           --            --
     2.65% EV ....       --        --          --          243            --
     2.70% EV ....       --        --          45           89            --
                     ------     -----     -------    ---------        ------
        Totals ...   $1,487     8,472     460,761    2,225,052        94,401
                     ======     =====     =======    =========        ======

                     GVITEmMrkts3   GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth3
                     ------------   ----------   ----------   ----------   -----------
     0.95% .......     $ 7,691         351,926       116         4,358        8,749
     1.00% .......       3,000         157,960        --           835        3,276
     1.05% .......         461          41,629        --           210          524
     1.10% .......       1,469          49,801        --           932        1,138
     1.15% .......         601          21,755        --           500          784
     1.20% .......       3,063         202,525        --         1,160        2,669
     1.25% .......         283          12,247        17           118          387
     1.30% .......       1,332          34,311        --           228          591
     1.35% .......       2,067          38,905        --            31          281
     1.40% .......         642          20,574        --           326          614
     1.45% .......          36           4,610        --             9          134
     1.50% .......         296           9,763        --            13          177
     1.55% .......         146           6,954        --           523          472
     1.60% .......         556           5,250        --           969          782
     1.65% .......         534           6,599        --           119          735
     1.70% .......           7             773        --           110           27
     1.75% .......         204           7,072        --            97        2,581
     1.80% .......         404           6,078        --            59          138
     1.85% .......          59           1,687        --             1           97
     1.90% .......         512              59        --            --           --
     1.95% .......          --             111        --            --          273
     2.00% .......           4              26        --             2           57
     2.05% .......         244             796        --            --          160
     2.10% .......          --              76        --            --           15
     2.15% .......          --              --        --            --           76
     2.20% .......          --             961        --            --           12
     2.25% .......          13              --        --            --           --
     2.35% .......          --              --        --            --           54
     2.45% .......          --              --        --            --            9
     2.60% .......          --              --        --            --           26
     1.40% EV ....       3,895         147,893        --           642        4,206
     1.45% EV ....       5,341          60,224        --           671        5,666
     1.50% EV ....          66          10,440        --            12           19
     1.55% EV ....       2,364          53,837        --           214        3,070
     1.60% EV ....         879          21,199        --            33          445
     1.65% EV ....         586          11,179        --            61          213
     1.70% EV ....         211          11,068        --            --           96
     1.75% EV ....          23           7,341        --            94           --
     1.80% EV ....          86           1,031        --             6          161
     1.85% EV ....         105           9,035        --            81          139
     1.90% EV ....          25           2,716        --            --           16
     1.95% EV ....          29           1,033        --            62           64
     2.00% EV ....         257           6,494        --           244          619
     2.05% EV ....          98           3,703        --           261          289
     2.10% EV ....          48           1,270        --            19           38
     2.15% EV ....           3           2,341        --            16           68
     2.20% EV ....          22             726        --            35           26
     2.25% EV ....         154             100        --            16           41
     2.30% EV ....           1             132        --            48           --
     2.40% EV ....          --              49        --            --            5
     2.45% EV ....          25              --        --            68           --
     2.50% EV ....          --             220        --            --           --
     2.55% EV ....          --             110        --            --           --
     2.65% EV ....          --              --        --            --            1
                       -------       ---------       ---        ------       ------
        Totals ...     $37,842       1,334,589       133        13,183       40,020
                       =======       =========       ===        ======       ======

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                     GVITGlTech   GVITGlTech3   GVITGlUtl1   GVITGlUtl3   GVITGvtBd
                     ----------   -----------   ----------   ----------   ---------
     0.95% .......     $14,374        3,379         73            482     2,539,074
     1.00% .......       7,231        1,088         --            174     1,293,960
     1.05% .......         403          406         --             21       281,635
     1.10% .......       3,257          638         --             72       353,607
     1.15% .......       1,087          428         --             26       183,808
     1.20% .......       8,366        2,323         --            635     1,072,575
     1.25% .......         631          152          8             24        88,415
     1.30% .......         482          453         --              4       228,917
     1.35% .......         491           69         --             57       208,063
     1.40% .......         552          263         --            111       164,113
     1.45% .......         279            1         --             --        14,888
     1.50% .......         573           27         --              6        55,621
     1.55% .......         718          117         --             29        48,416
     1.60% .......         338            7         --            198        44,619
     1.65% .......          69          208         --             45        54,950
     1.70% .......         108           23         --              2         9,707
     1.75% .......         102          351         --             --        35,627
     1.80% .......         329           64         --             --        28,099
     1.85% .......         167           19         --            132         4,686
     1.90% .......         218           --         --             --         1,508
     1.95% .......          --           --         --            134           261
     2.00% .......          --           --         --             --         1,483
     2.05% .......          30            3         --             21         6,434
     2.10% .......          --           --         --             --         1,020
     2.15% .......          --           --         --             --             8
     2.20% .......         167           11         --             --         4,587
     2.25% .......          --           --         --             --         4,246
     1.40% EV ....      11,172        1,427         --          1,384     1,157,440
     1.45% EV ....       4,645        1,010         --            118       492,665
     1.50% EV ....         901            2         --             --        68,257
     1.55% EV ....       6,346          550         --             49       562,787
     1.60% EV ....       1,452          565         --            123       145,310
     1.65% EV ....       1,025           36         --              3        72,926
     1.70% EV ....         853          123         --             --        62,345
     1.75% EV ....         277           44         --             39        31,530
     1.80% EV ....          90           11         --             --        61,820
     1.85% EV ....         588           31         --             27        61,090
     1.90% EV ....          14           --         --             --         7,493
     1.95% EV ....          15            6         --              8        19,157
     2.00% EV ....         374           59         --              2        54,395
     2.05% EV ....         187           57         --            335        19,935
     2.10% EV ....         195           41         --             84        12,968
     2.15% EV ....          90           75         --              5        12,971
     2.20% EV ....           3           --         --             --           522
     2.25% EV ....          --            1         --             49         3,796
     2.30% EV ....          --           --         --             --         9,751
     2.35% EV ....          --           18         --             --             5
     2.40% EV ....          --           --         --              6        12,655
     2.45% EV ....          --           --         --             --           827
     2.50% EV ....          --           --         --             --             1
     2.55% EV ....          --           --         --             --         2,315
     2.60% EV ....          --           --         --             --            71
     2.65% EV ....          --           --         --             --           288
                       -------       ------        ----         -----     ---------
        Totals ...     $68,199       14,086         81          4,405     9,603,647
                       =======       ======        ====         =====     =========

                     GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod
                     ----------   ----------   ---------   ---------   ---------
     0.95% .......    $     1       492,177       9,030      41,429      90,677
     1.00% .......         --       272,641       2,551      24,707      21,230
     1.05% .......         --        56,061         253       2,603       4,290
     1.10% .......         --        24,979       2,707      14,009      36,664
     1.15% .......         --         8,809       1,252      12,171      20,489

     Continued       GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod
                     ----------   ----------   ---------   ---------   ---------
     1.20% .......         --        77,979       4,083      27,847      58,696
     1.25% .......         --         9,299       7,479       8,632       9,169
     1.30% .......         --        28,967         257       8,077       9,045
     1.35% .......         --         8,155       1,571      11,190      22,691
     1.40% .......         --         6,215       1,882       6,148      22,808
     1.45% .......         --         2,583           4          --         633
     1.50% .......      7,803         3,720       1,296       2,323       5,883
     1.55% .......         --         1,106         166       1,107       5,662
     1.60% .......      1,003         1,328       2,184      14,827      16,017
     1.65% .......      6,543         3,826       2,544       1,911       7,436
     1.70% .......         --           198           3         671         791
     1.75% .......        697         1,602         781       6,754      14,732
     1.80% .......        792           255       3,342       3,160       3,989
     1.85% .......         --           119           8          51       2,952
     1.90% .......      1,805            87          --          12       5,196
     1.95% .......      3,940           178         235         447       3,122
     2.00% .......        454            --          --         201          95
     2.05% .......      2,708           244         393          34         851
     2.10% .......      5,237            --         457         609       2,496
     2.15% .......        222            --          --          --       1,836
     2.20% .......      1,870            --         590       1,843       2,450
     2.25% .......         --            --          --          --         529
     2.35% .......         63            --          --          47         227
     2.45% .......        417            --          --          --         702
     2.50% .......      1,818            --           2           7         753
     2.60% .......        394            --         319          55          68
     1.40% EV ....         --        64,880       8,367      44,607      53,428
     1.45% EV ....         --        36,469       1,640      18,153      19,867
     1.50% EV ....         --         1,841          13       4,924       2,557
     1.55% EV ....         --         9,618       5,126      19,217      37,460
     1.60% EV ....         --         2,696       1,548      10,489      11,641
     1.65% EV ....         --         2,026       1,163       9,455       4,909
     1.70% EV ....         --         4,038       1,356       2,080       6,618
     1.75% EV ....         --           616           7         881       4,838
     1.80% EV ....         --           820         177         266       1,711
     1.85% EV ....         --         3,086         959       5,217      13,137
     1.90% EV ....         --           180          --          --         142
     1.95% EV ....         --           303          23       1,797       2,596
     2.00% EV ....         --         2,462         853         453       8,318
     2.05% EV ....         --           572         254       1,774       4,134
     2.10% EV ....         --            79         214         123         358
     2.15% EV ....         --           414          --         596       1,377
     2.20% EV ....         --           158          --          --       1,079
     2.25% EV ....         --           356         480         165          66
     2.30% EV ....         --            41          --           2          97
     2.35% EV ....         --            10          --          --          --
     2.40% EV ....         --            --         369           1         161
     2.45% EV ....         --           158          --          --          49
     2.60% EV ....         --            --          --         453          --
     2.65% EV ....         --            --          13          16          15
                      -------     ---------      ------     -------     -------
        Totals ...    $35,767     1,131,351      65,951     311,541     546,737
                      =======     =========      ======     =======     =======

                     GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal
                     ------------   ------------   ----------   -----------   ---------
     0.95% .......     $ 31,398        47,305        5,079           799        426,659
     1.00% .......        5,584        22,321          749           386        209,550
     1.05% .......        1,579         1,846          387           168         47,069
     1.10% .......       10,857        20,132          417           733         50,213
     1.15% .......       14,653        12,338          525           208         20,207
     1.20% .......       12,765        27,298        4,964         1,671        166,158
     1.25% .......       10,945         3,807          324            83         18,553
     1.30% .......        3,513         3,511          531             1         34,348
     1.35% .......        9,435        12,167          547           302         27,255
     1.40% .......       15,956        10,376          534           440         32,521

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal
                     ------------   ------------   ----------   -----------   ---------
     1.45% .......        1,099           147           50            --          1,684
     1.50% .......        5,914         4,808          106            66          7,176
     1.55% .......        6,254         1,227           95            --          8,196
     1.60% .......        6,671         9,121           --           106          2,987
     1.65% .......        4,270         1,430           63            78          7,069
     1.70% .......          801           868            7             3            566
     1.75% .......        8,500        14,131           20             9          6,654
     1.80% .......        4,984         6,742          115           135          3,608
     1.85% .......        1,172         2,782          319            93          2,284
     1.90% .......          182           360           42            --             84
     1.95% .......        2,036         2,044           --            --            267
     2.00% .......          136           446           --            --             28
     2.05% .......        4,047         1,055           --            44            414
     2.10% .......          579           900           --            --            307
     2.15% .......        2,145           169           --            --             --
     2.20% .......        3,303           193            1            --            177
     2.25% .......          268            --           --            --             --
     2.35% .......           78            30           --            --             --
     2.45% .......          260            18           --            --             --
     2.50% .......          147           250           --            --             --
     2.60% .......          687           247           --            --             --
     1.40% EV ....       24,996        37,152        4,138         1,256        168,123
     1.45% EV ....        5,612        18,880          304            18         98,728
     1.50% EV ....          912         7,416           41            23          9,491
     1.55% EV ....       17,772        25,010        1,287           508         89,610
     1.60% EV ....        3,384         8,496        1,252           255         17,232
     1.65% EV ....        1,198         4,335           84            38         12,862
     1.70% EV ....        1,327         3,705        1,034            39          9,713
     1.75% EV ....          426         1,830           --            69          4,949
     1.80% EV ....        1,407         1,497           21             6          2,521
     1.85% EV ....        6,523         3,374          288            16          9,860
     1.90% EV ....          348           270          135            --          1,841
     1.95% EV ....        1,818           508           --            --          4,274
     2.00% EV ....        2,196           988           --            --          5,733
     2.05% EV ....          100         1,845            5             2          3,140
     2.10% EV ....          403            32            7            --            535
     2.15% EV ....          398         1,935           --            --          2,981
     2.20% EV ....          773            69           --            --          1,370
     2.25% EV ....          344           445           --            --            261
     2.30% EV ....          133            10           --            --          1,504
     2.35% EV ....           --            --           --            --             19
     2.40% EV ....          760             1           --            --          3,201
     2.55% EV ....          124            --           --            --            151
     2.65% EV ....           52            16           --            --             63
     2.85% EV ....            5            --           --            --             --
                       --------       -------       ------         -----      ---------
        Totals ...     $241,229       325,883       23,471         7,555      1,522,196
                       ========       =======       ======         =====      =========

                     GVITMMultiSec   GVITMyMkt    GVITLead   GVITLead3   GVITNStrVal
                     -------------   ----------   --------   ---------   -----------
     0.95% .......      $451,466      3,091,257       1        13,166       68,850
     1.00% .......       203,670      1,287,279      --         7,079       31,966
     1.05% .......        53,451        272,496      --           754        9,539
     1.10% .......        37,342        350,386      --         1,385          422
     1.15% .......        26,916        154,857      --           391          152
     1.20% .......       196,660      3,462,985      --         6,956       15,201
     1.25% .......        13,431        121,799      --           907        1,835
     1.30% .......        46,431        422,152      --         1,317        4,013
     1.35% .......        29,570        380,874      --           437          812
     1.40% .......        18,913        206,280      --           450          607
     1.45% .......         4,062         16,619      --            13          318
     1.50% .......        11,841        137,662      --         1,142        1,514
     1.55% .......         2,928         34,397      --            87           78

     Continued       GVITMMultiSec   GVITMyMkt    GVITLead   GVITLead3   GVITNStrVal
                     -------------   ----------   --------   ---------   -----------
     1.60% .......         4,759         35,044      --           281           19
     1.65% .......        10,156         67,616      --           194          245
     1.70% .......         1,704         20,210      --             9           --
     1.75% .......         5,795         62,339      --            30           --
     1.80% .......         4,590         29,325      --           113          111
     1.85% .......         1,045         36,191      --            11           --
     1.90% .......           266          1,768      --           187           --
     1.95% .......           634          2,364      --            --           --
     2.00% .......            21            594      --            --           --
     2.05% .......         3,913         12,424      --           387           --
     2.10% .......           105          6,195      --             2           --
     2.15% .......            --          1,214      --            --           --
     2.20% .......         2,244          9,987      --            18           --
     2.25% .......            29          3,764      --            --           --
     2.35% .......           107             44      --            --           --
     2.45% .......           228            127      --            --           --
     2.50% .......           164             --      --            --           --
     2.60% .......           199            315      --            --           --
     1.40% EV ....       223,415      1,967,502      --         7,038        4,344
     1.45% EV ....        88,989        857,932      --         9,299        6,330
     1.50% EV ....        15,539        135,510      --           536        2,106
     1.55% EV ....        55,530        740,633      --         3,361          342
     1.60% EV ....        24,037        217,443      --           834           --
     1.65% EV ....        12,370         85,392      --         1,384        1,195
     1.70% EV ....        15,894         87,203      --           302           --
     1.75% EV ....         6,508         48,486      --           159          101
     1.80% EV ....         4,817         38,793      --         3,816           --
     1.85% EV ....         8,526         92,091      --             7          497
     1.90% EV ....           955         28,523      --            --           38
     1.95% EV ....         1,737         31,103      --           161           16
     2.00% EV ....         3,577         70,601      --           313           --
     2.05% EV ....         3,921         18,825      --           164           --
     2.10% EV ....           126         12,018      --            --           25
     2.15% EV ....         4,195         11,793      --            80           --
     2.20% EV ....           297          7,614      --            13           --
     2.25% EV ....             3          1,744      --            41           --
     2.30% EV ....           777          4,177      --            45           --
     2.35% EV ....            --            146      --            --           --
     2.40% EV ....            --             15      --            --           --
     2.45% EV ....            --            152      --            58           --
     2.50% EV ....            --              1      --            --           --
     2.60% EV ....           118             --      --            --           --
     2.65% EV ....            --              2      --            --           --
                      ----------     ----------     ---        ------      -------
        Totals ...    $1,603,971     14,686,263       1        62,927      150,676
                      ==========     ==========     ===        ======      =======

                     GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                     -----------   ------------   ------------   -------------   ----------
     0.95% .......     $199,358        --          1,193,339           1          863,029
     1.00% .......       89,155        --            434,927          --          387,456
     1.05% .......       12,508        --             87,182          --           66,560
     1.10% .......       41,600        --            139,295          --           84,764
     1.15% .......       17,641        --             61,719          --           40,780
     1.20% .......      123,814        --            446,438          --          394,152
     1.25% .......       10,653        --             33,443          --           27,580
     1.30% .......       29,708        --             95,452          --           73,679
     1.35% .......       25,244        --             90,090          --           46,934
     1.40% .......       21,366        --             53,363          --           46,193
     1.45% .......        2,804        --              9,872          --            6,792
     1.50% .......        8,961       225             28,400         144           28,368
     1.55% .......        7,041        --             15,400          --           11,111
     1.60% .......        6,109         5             19,617          21           10,916
     1.65% .......       11,509       283             25,159         480           24,500
     1.70% .......        1,256        --             12,757          --            1,847
     1.75% .......        4,209        52             16,005          45            8,590
     1.80% .......        4,641        72              9,956          70           10,523

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                     -----------   ------------   ------------   -------------   ----------
     1.85% .......           477          --            2,265           --            3,662
     1.90% .......           608          19            2,410          136            1,176
     1.95% .......           135         276              254          431              162
     2.00% .......            15          --              105           15               80
     2.05% .......         3,347         274            4,214          429            5,153
     2.10% .......            --         210               --          263               --
     2.15% .......            --          36                6           62               14
     2.20% .......           999          29            4,293          261            1,121
     2.25% .......            26          --              532           --              483
     2.35% .......            --          18               --           55               --
     2.60% .......            --          17               --           24               --
     1.40% EV ....       155,483          --          469,153           --          324,131
     1.45% EV ....       125,694          --          260,990           --          182,742
     1.50% EV ....        10,990          --           24,586           --           15,721
     1.55% EV ....        55,657          --          196,557           --           93,898
     1.60% EV ....        18,879          --           51,154           --           30,055
     1.65% EV ....         7,559          --           35,386           --           23,184
     1.70% EV ....        12,448          --           34,348           --           18,718
     1.75% EV ....         1,338          --           10,773           --            6,170
     1.80% EV ....         4,072          --           15,338           --            6,916
     1.85% EV ....         8,567          --           31,648           --           30,400
     1.90% EV ....         2,054          --            7,964           --            3,557
     1.95% EV ....         2,339          --            6,887           --            7,959
     2.00% EV ....         7,959          --           25,442           --            8,712
     2.05% EV ....         3,018          --           13,472           --            7,494
     2.10% EV ....         1,822          --            3,327           --            1,925
     2.15% EV ....           941          --            7,972           --            1,316
     2.20% EV ....           595          --            1,644           --              778
     2.25% EV ....           191          --              971           --              514
     2.30% EV ....            32          --            3,223           --              723
     2.35% EV ....            46          --               44           --               --
     2.40% EV ....            15          --            6,299           --              664
     2.45% EV ....            --          --              154           --               --
     2.50% EV ....            --          --               --           --               80
     2.55% EV ....            --          --              932           --               55
     2.65% EV ....             1          --              181           --               33
     2.70% EV ....            --          --               --           --               87
     2.85% EV ....            --          --                4           --               --
                      ----------       -----        ---------        -----        ---------
        Totals ...    $1,042,884       1,516        3,994,942        2,437        2,911,457
                      ==========       =====        =========        =====        =========

                     GVITSmComp2   GVITSMdCpGr   GVITTotRt   GVITTotRt2   GVITTGroFoc
                     -----------   -----------   ---------   ----------   -----------
     0.95% .......       $ --        267,777     1,955,977         1         9,243
     1.00% .......         --        138,083     1,120,129        --         5,042
     1.05% .......         --         16,888       183,839        --            31
     1.10% .......         --         31,573       150,714        --         1,622
     1.15% .......         --         13,462        57,903        --         1,097
     1.20% .......         --        125,506       269,231        --         3,859
     1.25% .......         --         12,966        40,369        --           334
     1.30% .......         --         36,974        52,325        --         1,594
     1.35% .......         --         12,476        47,956        --           908
     1.40% .......         --         12,244        37,288        --           190
     1.45% .......         --          2,474        14,168        --           226
     1.50% .......        424         10,507        29,166       854            26
     1.55% .......         --          2,728         6,113        --            --
     1.60% .......        651          2,004         9,256       246            24
     1.65% .......         99          3,523        14,503       627            46
     1.70% .......         --            296         3,249        --            19
     1.75% .......        325          3,102         2,978        70            --
     1.80% .......        429          3,344         3,338        90            --
     1.85% .......         --            220           853        --           103
     1.90% .......        219            239           545        10            --

     Continued       GVITSmComp2   GVITSMdCpGr   GVITTotRt   GVITTotRt2   GVITTGroFoc
                     -----------   -----------   ---------   ----------   -----------
     1.95% .......         454            131          126        178            --
     2.00% .......          65             82           10         --            --
     2.05% .......         361            755        1,268         72            --
     2.10% .......         414             --          267        595            --
     2.20% .......         489              1          548         80            --
     2.25% .......          --             13          426         --            --
     2.45% .......          88             --           --         --            --
     2.50% .......          61             --           --         --            --
     2.60% .......         125             --           --          8            --
     1.40% EV ....          --        125,182      441,830         --         5,978
     1.45% EV ....          --        134,977      271,059         --        21,978
     1.50% EV ....          --          9,210       28,219         --         1,031
     1.55% EV ....          --         53,210      130,556         --         2,990
     1.60% EV ....          --         14,358       24,365         --           609
     1.65% EV ....          --          8,251       26,006         --         1,007
     1.70% EV ....          --          6,992       24,770         --         1,144
     1.75% EV ....          --            655        7,130         --           104
     1.80% EV ....          --          2,536        6,020         --             5
     1.85% EV ....          --          7,599       21,595         --           310
     1.90% EV ....          --          3,586        3,843         --            --
     1.95% EV ....          --          3,005        4,215         --            --
     2.00% EV ....          --          5,761        6,190         --            37
     2.05% EV ....          --          2,601        3,295         --           270
     2.10% EV ....          --            946        1,866         --            --
     2.15% EV ....          --          1,790        2,619         --            --
     2.20% EV ....          --            757          951         --            --
     2.25% EV ....          --            439          266         --            --
     2.30% EV ....          --            158          705         --            --
     2.35% EV ....          --             25           18         --            15
     2.40% EV ....          --             88          368         --            --
     2.45% EV ....          --             19          616         --            --
     2.50% EV ....          --             --           39         --            --
                        ------      ---------    ---------      -----        ------
        Totals ...      $4,204      1,079,513    5,009,086      2,831        59,842
                        ======      =========    =========      =====        ======

                     GVITTGroFoc3   GVITUSGro3   GVITWLead   JanCapAp   JanGlTechS2
                     ------------   ----------   ---------   --------   -----------
     0.95% .......      $1,168         3,373      119,249     598,825      9,476
     1.00% .......         157           910       53,833     296,532      3,922
     1.05% .......         278           183       12,614      42,917        620
     1.10% .......          83           879        4,752      83,857      2,151
     1.15% .......           5           611        2,670      40,660      1,032
     1.20% .......         407         1,819       47,322     449,661      5,240
     1.25% .......           3            56        3,466      39,995      1,539
     1.30% .......          17           319       18,550     141,346      1,934
     1.35% .......         358           290        4,805      57,539      1,801
     1.40% .......          --           302        2,133      44,060      2,515
     1.45% .......          --           236          234       7,647        290
     1.50% .......          --           102        1,233      42,665        686
     1.55% .......          --            54          578      11,009        183
     1.60% .......          32            82          592      11,097        199
     1.65% .......         129           361        1,685      29,337      1,631
     1.70% .......          --           333          118       5,224         17
     1.75% .......          --           516          378       6,999        153
     1.80% .......          --            68        2,091      11,677        345
     1.85% .......          --             1          362       1,336         54
     1.90% .......          --            --           --         190         48
     1.95% .......          --            --           --          71         --
     2.00% .......          --            69           --          25         --
     2.05% .......          --            67          246       3,498        534
     2.10% .......          --             3           46          --         --
     2.15% .......          --            --            2          --         --
     2.20% .......          --            --          711       1,791         52
     2.25% .......          --            --           --         133         13
     2.50% .......          --             1           --          --         --
     2.60% .......          --             3           --          --         --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITTGroFoc3   GVITUSGro3   GVITWLead   JanCapAp    JanGlTechS2
                     ------------   ----------   ---------   ---------   -----------
     1.40% EV ....         715         1,167       29,652      660,402      12,031
     1.45% EV ....         567        13,851       12,317      454,649       5,947
     1.50% EV ....          --            11        1,221       51,459         399
     1.55% EV ....         154         1,558        7,177      162,816       4,138
     1.60% EV ....          --            85        3,683       54,458       1,200
     1.65% EV ....          22            64        1,541       48,497       1,003
     1.70% EV ....          66           646          516       33,204       1,729
     1.75% EV ....          --            12          339        7,155          40
     1.80% EV ....          --            20          116        9,464         774
     1.85% EV ....          32            16        2,673       34,081       3,540
     1.90% EV ....          --             5          249       11,935          60
     1.95% EV ....          --            54          245       16,949           6
     2.00% EV ....           9           257        1,528       13,090         324
     2.05% EV ....          --           482          597        7,627         314
     2.10% EV ....          --            --          281        3,542          34
     2.15% EV ....          --            29        1,179        4,530           4
     2.20% EV ....          --            41           36          688          --
     2.25% EV ....          --           159          114        1,103          31
     2.30% EV ....          --             1        1,342          160          66
     2.35% EV ....          --            --           17           51          --
     2.40% EV ....          --            --        3,538           94          --
     2.45% EV ....          --            --           --          105          --
     2.50% EV ....          --            --           98          369          --
     2.55% EV ....          --            --          417           --          --
     2.60% EV ....          --            --           --          215          --
     2.65% EV ....          --            --           23           --          --
     2.70% EV ....          --            --           --          137          --
                        ------        ------      -------    ---------      ------
        Totals ...      $4,202        29,096      346,569    3,504,871      66,075
                        ======        ======      =======    =========      ======

                     JanGlTech   JanIntGroS2   JanIntGro   MFSMidCapGrS   MFSNewDiscS
                     ---------   -----------   ---------   ------------   -----------
     0.95% .......    $208,336      27,342      424,551          --            --
     1.00% .......     112,806       9,311      194,829          --            --
     1.05% .......      15,348       3,149       27,421          --            --
     1.10% .......      23,380       9,707       63,339          --            --
     1.15% .......      12,155       3,772       29,060          --            --
     1.20% .......     148,524      24,177      370,312          --            --
     1.25% .......      15,369       3,301       25,215          --            --
     1.30% .......      30,082       5,525       67,580          --            --
     1.35% .......      13,314       5,457       29,818          --            --
     1.40% .......      11,283       3,911       21,647          --            --
     1.45% .......       2,913       1,016        4,839          --            --
     1.50% .......      12,455       2,768       28,594         533            94
     1.55% .......       1,663         783        5,387          --            --
     1.60% .......       1,696       1,517        4,375         256            16
     1.65% .......       7,165       2,520       13,948         391           262
     1.70% .......         639         140        2,503          --            --
     1.75% .......         655       1,637        2,592         261            15
     1.80% .......       1,781         501        8,631         347            59
     1.85% .......         235         191        1,280          --            --
     1.90% .......         186          91           19          81            48
     1.95% .......         111          12           --         702           302
     2.00% .......          14          --            9          67            --
     2.05% .......       1,067         625          189         394            89
     2.10% .......          --          --           --         582            13
     2.15% .......          --          --           --          21            --
     2.20% .......         711          31        1,728         249           262
     2.25% .......          --          --          612          --            --
     2.45% .......          --          --           --          64            --
     2.50% .......          --          --           --         173           372
     2.60% .......          --          --           --         156            --
     1.40% EV ....     230,708      25,109      418,632          --            --

     Continued       JanGlTech    JanIntGroS2   JanIntGro   MFSMidCapGrS   MFSNewDiscS
                     ----------   -----------   ---------   ------------   -----------
     1.45% EV ....      158,639      13,432       288,803         --             --
     1.50% EV ....       21,555         874        37,936         --             --
     1.55% EV ....       50,068       7,087        81,668         --             --
     1.60% EV ....       19,959       3,948        34,581         --             --
     1.65% EV ....       16,278       2,624        25,765         --             --
     1.70% EV ....        9,834       4,407        21,459         --             --
     1.75% EV ....        1,118         457         4,390         --             --
     1.80% EV ....        2,391         956         7,026         --             --
     1.85% EV ....        9,438       1,919        19,723         --             --
     1.90% EV ....        3,000       1,259         5,994         --             --
     1.95% EV ....        2,600         402         4,977         --             --
     2.00% EV ....        4,048       1,150        10,108         --             --
     2.05% EV ....        2,770         490         5,223         --             --
     2.10% EV ....        1,482         180         2,628         --             --
     2.15% EV ....          681          --           799         --             --
     2.20% EV ....          371           5           724         --             --
     2.25% EV ....           73          39           437         --             --
     2.30% EV ....           74           4           176         --             --
     2.35% EV ....           25          --            24         --             --
     2.40% EV ....            2          --             4         --             --
     2.45% EV ....            4          --             6         --             --
     2.50% EV ....           --          14            62         --             --
                     ----------     -------     ---------      -----          -----
        Totals ...   $1,157,006     171,840     2,299,623      4,277          1,532
                     ==========     =======     =========      =====          =====

                     MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTMCGr
                     -------   ---------   ----------   ----------   ---------
     0.95% .......    $ --         --           1         357,560     549,754
     1.00% .......      --         --          --         182,181     297,678
     1.05% .......      --         --          --          40,389      52,878
     1.10% .......      --         --          --          33,428      65,582
     1.15% .......      --         --          --          20,335      30,175
     1.20% .......      --         --          --         154,057     270,105
     1.25% .......      --         --          --          14,115      26,247
     1.30% .......      --         --          --          36,406      61,289
     1.35% .......      --         --          --          32,190      34,614
     1.40% .......      --         --          --          23,528      33,689
     1.45% .......      --         --          --           4,701       3,975
     1.50% .......     225        127          13          12,056      18,792
     1.55% .......      --         --          --           6,209       4,286
     1.60% .......     134         98          --           7,041       8,585
     1.65% .......     416         25           9           8,048      16,581
     1.70% .......      --         --          --             318       4,296
     1.75% .......     243         29          17           4,485       7,368
     1.80% .......      11         --          --           3,980       5,202
     1.85% .......      --         --          --             920         805
     1.90% .......      92         --          --             383         929
     1.95% .......     420        118          --              --         100
     2.00% .......     197         85          --              14          26
     2.05% .......     391        388          73             395       1,974
     2.10% .......     457        117          79              --         205
     2.15% .......      32         --         125              14          --
     2.20% .......      94        260           6             347       1,419
     2.25% .......      --         --          --             830          48
     2.35% .......      --         --          69              --          --
     2.45% .......      62         23          --              --          --
     2.50% .......       6         70          --              --          --
     2.60% .......      36          5          12              --          --
     1.40% EV ....      --         --          --         130,007     310,529
     1.45% EV ....      --         --          --          74,557     283,993
     1.50% EV ....      --         --          --           7,820      18,500
     1.55% EV ....      --         --          --          57,516     102,876
     1.60% EV ....      --         --          --          18,756      33,284
     1.65% EV ....      --         --          --           9,474      21,547
     1.70% EV ....      --         --          --          12,181      17,950

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTMCGr
                     -------   ---------   ----------   ----------   ---------
     1.75% EV ....       --         --         --            2,639       5,479
     1.80% EV ....       --         --         --            3,074       4,381
     1.85% EV ....       --         --         --           14,495      17,559
     1.90% EV ....       --         --         --            2,738       4,664
     1.95% EV ....       --         --         --            5,368       4,948
     2.00% EV ....       --         --         --           10,908       8,085
     2.05% EV ....       --         --         --            7,486       5,667
     2.10% EV ....       --         --         --            1,205       2,032
     2.15% EV ....       --         --         --            1,518       2,608
     2.20% EV ....       --         --         --              482       1,665
     2.25% EV ....       --         --         --               84         299
     2.30% EV ....       --         --         --              550         429
     2.35% EV ....       --         --         --               --          28
     2.40% EV ....       --         --         --               --           9
     2.65% EV ....       --         --         --               --           1
                     ------      -----        ---        ---------   ---------
        Totals ...   $2,816      1,345        404        1,304,788   2,343,135
                     ======      =====        ===        =========   =========

                     NBAMTPart   OppAggGro   OppCapAp    OppCapApS   OppGlSec
                     ---------   ---------   ---------   ---------   --------
     0.95% .......    $417,411     680,643   1,280,608        --      403,892
     1.00% .......     264,323     355,568     631,035        --      126,898
     1.05% .......      48,117      58,189     101,629        --       18,341
     1.10% .......      20,627      92,336     227,698        --      106,310
     1.15% .......       7,198      31,654     105,545        --       56,719
     1.20% .......     111,145     250,558     554,337        --      446,312
     1.25% .......       7,981      36,525      67,176        --       29,565
     1.30% .......      18,848      62,958     123,754        --       64,610
     1.35% .......      21,244      33,983     129,009        --       79,268
     1.40% .......      11,734      26,937      88,973        --       58,026
     1.45% .......         985       7,130      17,392        --        8,375
     1.50% .......       3,468      23,264      55,634     2,391       22,663
     1.55% .......       1,522       9,073      22,581        --       12,678
     1.60% .......       2,814       7,787      30,774       622       18,426
     1.65% .......       4,736      17,217      45,738     1,111       30,912
     1.70% .......         101       2,728       4,693        --        1,327
     1.75% .......         890       2,738      16,894       649       12,525
     1.80% .......       1,434       5,635      21,980     1,176       20,376
     1.85% .......         349         775       7,548        --        4,033
     1.90% .......          --       1,074       2,619       234        1,038
     1.95% .......          --          49         538       961          485
     2.00% .......           2          --         296         9          335
     2.05% .......         452       1,083       4,794       881        2,818
     2.10% .......          --           5          97     1,548          215
     2.15% .......          --          --          16       205           14
     2.20% .......         351       1,214       2,797       250        1,308
     2.25% .......           6          18       1,122        --          570
     2.35% .......          --          --          --         3           --
     2.45% .......          --          --          --        38           --
     2.50% .......          --          --          --       773           --
     2.60% .......          --          --          --       231           --
     1.40% EV ....      68,674     306,749     552,911        --      286,087
     1.45% EV ....      74,764     253,723     386,204        --      134,638
     1.50% EV ....       3,768      26,154      34,832        --       16,700
     1.55% EV ....      37,212      79,439     244,164        --      139,158
     1.60% EV ....       9,140      22,996      72,934        --       41,438
     1.65% EV ....       3,875      23,592      39,701        --       21,192
     1.70% EV ....       4,367      19,219      77,765        --       28,877
     1.75% EV ....       1,471       3,103      15,271        --        8,753
     1.80% EV ....       5,323       4,476      11,863        --        7,429
     1.85% EV ....       2,516      18,982      50,652        --       11,655
     1.90% EV ....         213       4,438       9,599        --        5,497
     1.95% EV ....         305       6,768       7,438        --        7,396

     Continued       NBAMTPart    OppAggGro   OppCapAp    OppCapApS   OppGlSec
                     ----------   ---------   ---------   ---------   ---------
     2.00% EV ....        1,225       6,065      29,675         --        9,915
     2.05% EV ....        2,327       4,623      12,428         --        8,739
     2.10% EV ....          258       2,122       3,728         --        1,566
     2.15% EV ....          340       1,558       6,997         --        2,680
     2.20% EV ....          132       1,224       2,027         --          442
     2.25% EV ....           16         361       1,858         --          470
     2.30% EV ....           --         418       2,469         --          274
     2.35% EV ....           22           2          43         --           --
     2.40% EV ....           --          18       4,416         --          403
     2.45% EV ....           --          --         706         --           42
     2.50% EV ....           --          75         141         --            1
     2.55% EV ....           --           2         916         --          284
     2.60% EV ....           --          29          --         --           --
     2.65% EV ....           --           1         188         --            1
     2.70% EV ....           --         223          79         --           84
     2.85% EV ....           --          --          --         --            4
                     ----------   ---------   ---------     ------    ---------
        Totals ...   $1,161,686   2,495,501   5,114,282     11,082    2,261,764
                     ==========   =========   =========     ======    =========

                     OppGlSecS   OppMSGrInc   OppMSGrIncS   OppStratBdS   StOpp2
                     ---------   ----------   -----------   -----------   -------
     0.95% .......     $   --      970,715           1           52       364,266
     1.00% .......         --      519,101          --           --       129,207
     1.05% .......         --       94,355          --           --        16,694
     1.10% .......         --      128,818          --           --       100,009
     1.15% .......         --       64,926          --           --        59,452
     1.20% .......         --      474,795          --           --       336,406
     1.25% .......         --       59,597          --           --        34,773
     1.30% .......         --      117,015          --           --        60,660
     1.35% .......         --       83,656          --           --        73,087
     1.40% .......         --       66,232          --           --        49,079
     1.45% .......         --       14,283          --           --         3,390
     1.50% .......      1,177       52,442         722          234        31,722
     1.55% .......         --       14,841          --           --         8,849
     1.60% .......      1,188       12,570         471          229        19,664
     1.65% .......        833       45,204       2,051          338        28,627
     1.70% .......         --        4,144          --           --         2,325
     1.75% .......      1,053        8,828         562          106        15,283
     1.80% .......      1,144       22,700         291           55        17,633
     1.85% .......         --        3,191          --           --         3,846
     1.90% .......        457        1,423         286           32         1,308
     1.95% .......      1,375          521         736          347           417
     2.00% .......         60           40          72           --            48
     2.05% .......      1,645        1,970         991          387         6,177
     2.10% .......      1,276           --         707          208            --
     2.15% .......        170           --          66          124            13
     2.20% .......      1,503        4,879       1,072          657         3,266
     2.25% .......         --          399          --           --           161
     2.35% .......         64           --          11           70            --
     2.45% .......        105           --          63            1            --
     2.50% .......        123           --           6            7            --
     2.60% .......        172           --          81          116            --
     1.40% EV ....         --      599,203          --           --       228,259
     1.45% EV ....         --      429,353          --           --       190,305
     1.50% EV ....         --       41,100          --           --        14,640
     1.55% EV ....         --      197,575          --           --       147,047
     1.60% EV ....         --       70,741          --           --        43,310
     1.65% EV ....         --       34,408          --           --        18,659
     1.70% EV ....         --       24,372          --           --        23,020
     1.75% EV ....         --        9,298          --           --         9,409
     1.80% EV ....         --       11,201          --           --         7,249
     1.85% EV ....         --       35,202          --           --        13,149
     1.90% EV ....         --        7,101          --           --         2,210
     1.95% EV ....         --        8,227          --           --         9,589
     2.00% EV ....         --       20,174          --           --        15,131

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       OppGlSecS   OppMSGrInc   OppMSGrIncS   OppStratBds    StOpp2
                     ---------   ----------   -----------   -----------   ---------
     2.05% EV ....         --         6,246         --            --          5,504
     2.10% EV ....         --         4,116         --            --            812
     2.15% EV ....         --         4,526         --            --          3,097
     2.20% EV ....         --         3,365         --            --          1,552
     2.25% EV ....         --         1,401         --            --            947
     2.30% EV ....         --           363         --            --          1,349
     2.35% EV ....         --           144         --            --             --
     2.40% EV ....         --           201         --            --          4,319
     2.45% EV ....         --           159         --            --            811
     2.50% EV ....         --           180         --            --            257
     2.55% EV ....         --            --         --            --            910
     2.60% EV ....         --           243         --            --            341
     2.65% EV ....         --            --         --            --            161
     2.70% EV ....         --            --         --            --            217
                      -------     ---------      -----         -----      ---------
        Totals ...    $12,345     4,275,544      8,189         2,963      2,108,616
                      =======     =========      =====         =====      =========

                     VEWrldEMkt   VEWrldHAs   VKCom2   VKEmGr2   VKEmMkt
                     ----------   ---------   ------   -------   -------
     0.95% .......    $164,211     59,296          6      --     102,362
     1.00% .......      67,543     25,559         --      --      33,676
     1.05% .......      14,560      5,651         --      --       7,966
     1.10% .......      11,535      4,224         --      --       5,445
     1.15% .......       5,516      3,037         --      --       5,400
     1.20% .......     163,312     39,125         --      --      49,362
     1.25% .......       5,485      1,135         --      --       4,261
     1.30% .......      18,157      2,217         --      --       5,038
     1.35% .......       7,902      3,870         --      --       2,810
     1.40% .......       7,014      5,655         --      --       3,524
     1.45% .......       1,611        480         --      --         918
     1.50% .......       3,298      1,067      1,326     331       2,021
     1.55% .......       2,384      1,154         --      --         717
     1.60% .......       2,337        333      1,321     352       1,952
     1.65% .......       4,388        532      1,665     391       2,667
     1.70% .......          40        118         --      --         171
     1.75% .......       3,567      4,626        418     114       4,834
     1.80% .......       1,324        384        662     442         671
     1.85% .......          36        655         --      --         203
     1.90% .......         319        226        570     115         209
     1.95% .......          --         --      2,006     450          --
     2.00% .......          --         --         54     132         121
     2.05% .......       1,495        213      1,587     298         214
     2.10% .......          --         --      1,930     401           5
     2.15% .......          --         --        309      --          --
     2.20% .......         188          9      3,207     563         576
     2.25% .......          --         52         --      --          15
     2.35% .......          --         --         59      --          --
     2.45% .......          --         --        209       1          --
     2.50% .......          --         --        242      33          --
     2.60% .......          --         --        374      17          --
     1.40% EV ....      71,920     37,051         --      --      60,426
     1.45% EV ....      27,291     16,120         --      --      19,094
     1.50% EV ....       2,858        745         --      --       1,791
     1.55% EV ....      13,894      7,392         --      --      13,280
     1.60% EV ....       7,633      1,443         --      --      11,263
     1.65% EV ....       3,389      1,459         --      --       4,924
     1.70% EV ....       2,320      1,553         --      --       2,206
     1.75% EV ....       1,530        797         --      --       2,054
     1.80% EV ....       1,101      2,140         --      --       1,030
     1.85% EV ....       1,685        738         --      --       1,675
     1.90% EV ....       1,309        735         --      --       1,017
     1.95% EV ....         657        388         --      --         369
     2.00% EV ....       1,653      1,008         --      --         580

     Continued       VEWrldEMkt   VEWrldHAs   VKCom2   VKEmGr2   VKEmMkt
                     ----------   ---------   ------   -------   -------
     2.05% EV ....         697         892        --       --        984
     2.10% EV ....         430           2        --       --          4
     2.15% EV ....         698       1,111        --       --        525
     2.20% EV ....         147          --        --       --         26
     2.25% EV ....          29          76        --       --        258
     2.30% EV ....          36          38        --       --        132
     2.40% EV ....           5         130        --       --        384
     2.55% EV ....          --          16        --       --         --
                      --------     -------    ------    -----    -------
        Totals ...    $625,504     233,452    15,945    3,640    357,160
                      ========     =======    ======    =====    =======

                     VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp
                     ---------   -----------   ----------   ---------   ----------
     0.95% .......    $15,978      488,489        5,049           --         616
     1.00% .......      5,173      162,697        4,347           --         647
     1.05% .......        497       32,407          445           --          --
     1.10% .......      4,700       50,799       10,590           --         412
     1.15% .......      3,764       26,899        3,776           --         388
     1.20% .......     39,438      227,248       42,723       11,289       5,840
     1.25% .......      3,166       15,482        3,687          286         323
     1.30% .......        995       40,199        1,143           --          51
     1.35% .......      9,437       31,265          108           --          --
     1.40% .......      3,536       30,211          648           --         190
     1.45% .......        518        3,591           --           --          --
     1.50% .......     10,001       13,396        1,657          721         271
     1.55% .......        409        4,700          715           --          14
     1.60% .......        743        8,861          699           --         372
     1.65% .......     10,388       17,827          681          144         278
     1.70% .......        128        2,339           --           --          --
     1.75% .......      1,713       10,939           --           --          --
     1.80% .......      3,579        7,904           --           --          --
     1.85% .......         62        3,001           --           --          --
     1.90% .......        198        1,631           --           --          --
     1.95% .......         39        1,313           --           --          --
     2.00% .......          7          487           --           --          --
     2.05% .......      2,431        4,445           --           --          --
     2.10% .......         --          366           --           --          --
     2.15% .......         --          172           --           --          --
     2.20% .......      1,911        2,233           --           --          --
     2.25% .......         --          656           --           --          --
     2.35% .......         --           65           --           --          --
     2.45% .......         --           30           --           --          --
     2.50% .......         --           10           --           --          --
     2.60% .......         --           30           --           --          --
     1.40% EV ....     21,797      210,459       13,438           --       1,329
     1.45% EV ....     12,012       79,079       91,957           --       4,172
     1.50% EV ....        864       10,841          686           --         813
     1.55% EV ....      7,787       76,360       25,475           --       4,652
     1.60% EV ....        828       24,859        4,965           --         577
     1.65% EV ....      2,311       15,609        1,024           --          --
     1.70% EV ....        839        9,910        3,116           --          67
     1.75% EV ....        855        5,002        6,507           --          10
     1.80% EV ....        138        3,410          209           --          --
     1.85% EV ....      2,366       22,788        1,008           --          --
     1.90% EV ....         91        2,918          168           --          --
     1.95% EV ....        304        1,895           --           --          --
     2.00% EV ....        336       15,207          726           --          66
     2.05% EV ....        381        8,154        1,588           --         290
     2.10% EV ....        269        3,223           --           --          --
     2.15% EV ....         18        7,199        3,079           --          23
     2.20% EV ....         --          784           --           --          --
     2.25% EV ....          8        1,392           --           --          --
     2.30% EV ....          1        3,331          370           --          --
     2.40% EV ....         --        7,324           --           --          --
     2.45% EV ....         --          440           --           --          --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp
                     ---------   -----------   ----------   ---------   ----------
     2.50% EV ....          --          189           --          --          --
     2.55% EV ....          --          917           --          --          --
     2.60% EV ....          --          227           --          --          --
     2.65% EV ....          --          149           --          --          --
     2.70% EV ....          --          167           --          --          --
     2.85% EV ....          --            5           --          --          --
                      --------    ---------      -------      ------      ------
        Totals ...    $170,016    1,701,530      230,584      12,440      21,401
                      ========    =========      =======      ======      ======

                     WRAsStrat    WRBal      WRBnd     WRCoreEq    WRGrowth
                     ---------   -------   ---------   ---------   ---------
     0.95% .......    $ 97,466   110,003     140,561     296,511     285,209
     1.00% .......       3,556     3,110       4,202       7,268       7,876
     1.05% .......       1,651     2,530       4,451       7,166       8,405
     1.10% .......      94,095    70,550     106,357     284,890     280,761
     1.15% .......      26,776    25,214      28,114      57,084      60,157
     1.20% .......       2,850     1,873       2,930       6,675       7,055
     1.25% .......       3,688     6,194      13,292      22,230      21,353
     1.30% .......         205       358       1,012         200         196
     1.35% .......       4,608     1,961       3,422       5,162       7,848
     1.40% .......      16,749     9,823      25,612      59,545      48,707
     1.45% .......       4,845     2,077       2,032       4,952       8,252
     1.50% .......       3,366     2,287       9,075      13,630      15,241
     1.55% .......       7,745     1,368       6,188      14,133      17,545
     1.60% .......       3,654     4,043       8,676      36,540      35,869
     1.65% .......       1,050       230       1,675       1,759       2,637
     1.70% .......         609        14       1,346       2,038       2,382
     1.75% .......          24        67          20         706         751
     1.80% .......          26       164         280         731         499
     1.85% .......         545     1,265         157       2,216       1,475
     1.95% .......          27        --          17       1,267       1,023
     2.00% .......          --         7         949       4,891       2,895
     2.05% .......          --        --           3          10          13
     2.10% .......          30        20         375       1,218       2,174
     2.15% .......          --        18          --          --          44
     2.25% .......           2         1         742       3,896       2,238
     1.40% EV ....     212,099   186,885     290,644     759,231     780,907
     1.45% EV ....      14,514    18,671      18,404      68,656      71,631
     1.50% EV ....       7,095     2,901      10,853      19,346      13,261
     1.55% EV ....     164,723   151,903     197,099     464,457     457,706
     1.60% EV ....      56,644    40,734      56,974     142,275     134,918
     1.65% EV ....      12,285     4,420       8,242      20,811      19,497
     1.70% EV ....       9,213    10,738      21,272      30,323      34,063
     1.75% EV ....         938     1,822       4,939       3,494       4,433
     1.80% EV ....       3,402     4,542       3,189      19,436      17,857
     1.85% EV ....      16,002    10,239      16,584      67,267      53,648
     1.90% EV ....       3,884     4,549       5,600      14,745      11,960
     1.95% EV ....       7,374     6,736      12,873      29,745      24,795
     2.00% EV ....      12,533     9,267      13,149      33,665      34,434
     2.05% EV ....       4,932     3,047       4,847       6,470       9,231
     2.10% EV ....         926       102         858       3,324       1,775
     2.15% EV ....       1,258       140          16         549       1,420
     2.20% EV ....          66       575         681         764          45
     2.25% EV ....       2,840       975       3,562       5,693       5,388
     2.30% EV ....         170        96       1,866       2,053       2,178
     2.35% EV ....          --        --         684          46         194
     2.40% EV ....          49     1,595          --       2,117       1,974
     2.50% EV ....          27        --          30          33          22
                      --------   -------   ---------   ---------   ---------
        Totals ...    $804,541   703,114   1,033,854   2,529,218   2,501,942
                      ========   =======   =========   =========   =========

                      WRHiInc    WRIntl   WRLTBond    WRMMkt   WRSciTech
                     --------   -------   --------   -------   ---------
     0.95% .......   $ 72,364    39,734     20,144    36,439     75,039
     1.00% .......      1,008       318        340       789        439
     1.05% .......      3,527     1,148        281       968      2,194
     1.10% .......     80,423    40,616     14,640    31,827     74,215
     1.15% .......     16,316     9,190      4,752    12,494     16,357
     1.20% .......        974     1,252        223     2,889      2,615
     1.25% .......      7,707     4,517        885     3,445      2,742
     1.30% .......        229        94        701       186         13
     1.35% .......      1,658     1,677        851     2,255      1,497
     1.40% .......     12,502    11,314      3,339    39,890     16,160
     1.45% .......      1,583     2,005      5,190     9,769      2,074
     1.50% .......      2,636     2,510      1,364       735      2,316
     1.55% .......      3,068     2,894        863     2,126      5,695
     1.60% .......      5,178    18,311      4,239     6,561     20,269
     1.65% .......        602       466      1,045       627        624
     1.70% .......         72       775        236       636        551
     1.75% .......         30        38         --       116        351
     1.80% .......         57        81         32       387        136
     1.85% .......        141       548         73        --      1,285
     1.95% .......         31       148         --        --        520
     2.00% .......        695     1,193          7        --        313
     2.05% .......          3         5         --         2          7
     2.10% .......        901        11      2,409       174        335
     2.15% .......         --        --         --        --          9
     2.25% .......        518       907         12         1         36
     1.40% EV ....    124,362   140,382     44,601   107,309    186,976
     1.45% EV ....     12,239    13,848      5,963    29,741     15,173
     1.50% EV ....      3,219     5,062      1,192     4,603      5,255
     1.55% EV ....     91,606    95,039     20,055    62,570    156,569
     1.60% EV ....     30,981    27,982      7,246    18,073     38,881
     1.65% EV ....      4,925     3,132        952     9,017      5,277
     1.70% EV ....      7,255     4,167      2,278     5,348      7,313
     1.75% EV ....      2,547     1,087        363    11,358        290
     1.80% EV ....      2,979     5,609        830     8,444      4,205
     1.85% EV ....     10,985     9,133      2,051    22,861     13,204
     1.90% EV ....      2,371     2,162      1,398     4,895      2,348
     1.95% EV ....     11,168     5,437        356     6,481      7,993
     2.00% EV ....      8,269     7,531      1,208     7,508      9,648
     2.05% EV ....      2,060     1,382      1,116       320      1,861
     2.10% EV ....        692       551        761       319        407
     2.15% EV ....         14       234        145     1,288        477
     2.20% EV ....         55        --        100       143         17
     2.25% EV ....      1,474     1,190        190        76      1,914
     2.30% EV ....        695     1,118        159       258        191
     2.35% EV ....        641        --        449       221         45
     2.40% EV ....         --        --         --        --      1,632
     2.50% EV ....         --        --         --        --          4
                     --------   -------    -------   -------    -------
        Totals ...   $530,760   464,798    153,039   453,149    685,472
                     ========   =======    =======   =======    =======

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                       WRSmCap    WRValue
                     ----------   -------
     0.95% .......   $  108,933    74,266
     1.00% .......          645        --
     1.05% .......        2,594       598
     1.10% .......      103,641    99,018
     1.15% .......       24,693    26,197
     1.20% .......        3,168     2,073
     1.25% .......        9,363     7,678
     1.30% .......          144       222
     1.35% .......        4,004     3,890
     1.40% .......       33,628    18,026
     1.45% .......        4,906    14,564
     1.50% .......        8,520     5,511
     1.55% .......        7,489     8,813
     1.60% .......       36,647    16,220
     1.65% .......        1,257       885
     1.70% .......        1,818       255
     1.75% .......          268        74
     1.80% .......          198        76
     1.85% .......        1,377     2,316
     1.95% .......          170       372
     2.00% .......        2,880       500
     2.05% .......           12        --
     2.10% .......           35        46
     2.15% .......           --        18
     2.25% .......        1,915        40
     1.40% EV ....      355,370   141,097
     1.45% EV ....       28,589       478
     1.50% EV ....       10,589     3,233
     1.55% EV ....      244,403   140,940
     1.60% EV ....       66,097    45,844
     1.65% EV ....        8,965     8,644
     1.70% EV ....       11,490     5,191
     1.75% EV ....        2,631     1,529
     1.80% EV ....       11,381     5,232
     1.85% EV ....       26,136    14,016
     1.90% EV ....        5,271     5,741
     1.95% EV ....        8,124    12,611
     2.00% EV ....       23,645    15,519
     2.05% EV ....        3,617     4,383
     2.10% EV ....          996       835
     2.15% EV ....          670        90
     2.20% EV ....           70       643
     2.25% EV ....        4,774       759
     2.30% EV ....        1,278       271
     2.35% EV ....           50        45
     2.40% EV ....        1,360     1,748
     2.50% EV ....            5        --
                     ----------   -------
        Totals ...   $1,173,816   690,507
                     ==========   =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $1,216,287,510 and $1,331,799,886, respectively, and total transfers from the Account to the fixed account were $550,817,142 and $132,975,832, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract
     Owners' Equity.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1.The mutual fund and product options of the contracts so administered are identified by those unit fair values presented below using two decimal places.

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     AIM VIF - Balanced Fund - Series I Shares
           2002 ....................................    0.95%               9,145    $8.235548       $ 75,314      -17.89%
                                                        1.10%              13,521     8.221526        111,163      -18.01%
                                                        1.15%               3,535     8.216845         29,047      -18.05%
                                                        1.25%               8,685     8.207495         71,282      -18.14%
                                                        1.30%               1,181     8.202822          9,688      -18.18%
                                                        1.35%               5,833     8.198152         47,820      -18.22%
                                                        1.40%                 533     8.193477          4,367      -18.26%
                                                        1.55%               2,587     8.179476         21,160      -18.39%

     AIM VIF - Basic Value Fund - Series II Shares
           2002 ....................................    1.50%              55,375     7.576836        419,567      -24.23% 5/1/02
                                                        1.60%              11,372     7.571682         86,105      -24.28% 5/1/02
                                                        1.65%              73,998     7.569105        560,099      -24.31% 5/1/02
                                                        1.75%              13,899     7.563949        105,131      -24.36% 5/1/02
                                                        1.80%               7,544     7.561367         57,043      -24.39% 5/1/02
                                                        1.90%               8,804     7.556209         66,525      -24.44% 5/1/02
                                                        1.95%              63,673     7.553630        480,962      -24.46% 5/1/02
                                                        2.05%              14,360     7.548472        108,396      -24.52% 5/1/02
                                                        2.10%              21,567     7.545883        162,742      -24.54% 5/1/02
                                                        2.15%               1,446     7.543306         10,908      -24.57% 5/1/02
                                                        2.20%              10,461     7.540721         78,883      -24.59% 5/1/02
                                                        2.30%                 148     7.535552          1,115      -24.64% 5/1/02
                                                        2.35%               2,414     7.532973         18,185      -24.67% 5/1/02
                                                        2.45%               1,621     7.527798         12,203      -24.72% 5/1/02
                                                        2.50%               7,133     7.525223         53,677      -24.75% 5/1/02
                                                        2.60%               5,141     7.520041         38,661      -24.80% 5/1/02

     AIM VIF - Blue Chip - Series I Shares
           2002 ....................................    0.95%               6,800     7.316405         49,752      -26.86%
                                                        1.10%               6,676     7.303936         48,761      -26.97%
                                                        1.25%                 855     7.291460          6,234      -27.09%
                                                        1.35%               2,491     7.283152         18,142      -27.16%
                                                        1.40%                 168     7.279004          1,223      -27.20%
                                                        1.55%               4,079     7.266541         29,640      -27.31%

     AIM VIF - Capital Appreciation Fund - Series I Shares
           2002 ...................................     0.95%               2,546     7.722120         19,661      -25.08%
                                                        1.10%               1,369     7.708966         10,554      -25.19%

     AIM VIF - Capital Appreciation Fund - Series II Shares
           2002 ....................................    1.50%               3,297     7.929075         26,142      -20.71% 5/1/02
                                                        1.60%               2,492     7.923682         19,746      -20.76% 5/1/02
                                                        1.65%              14,447     7.920987        114,434      -20.79% 5/1/02
                                                        1.75%               3,268     7.915583         25,868      -20.84% 5/1/02
                                                        1.80%               1,503     7.912879         11,893      -20.87% 5/1/02
                                                        1.90%                 260     7.907483          2,056      -20.93% 5/1/02
                                                        1.95%              17,161     7.904788        135,654      -20.95% 5/1/02
                                                        2.05%               6,621     7.899382         52,302      -21.01% 5/1/02
                                                        2.10%               5,003     7.896677         39,507      -21.03% 5/1/02
                                                        2.20%               5,362     7.891275         42,313      -21.09% 5/1/02
                                                        2.45%                 920     7.877752          7,248      -21.22% 5/1/02
                                                        2.50%               2,382     7.875043         18,758      -21.25% 5/1/02

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     AIM VIF - Core Equity Fund - Series I Shares
           2002 ....................................    0.95%                 318     8.318791          2,645      -16.39%
                                                        1.10%                 538     8.304620          4,468      -16.51%
                                                        1.35%                 206     8.281007          1,706      -16.72%
                                                        1.40%               1,543     8.276292         12,770      -16.77%
                                                        1.55%               4,739     8.262126         39,154      -16.89%

     AIM VIF - Premier Equity Fund - Series I Shares
           2002 ....................................    0.95%               5,832     6.975369         40,680      -30.92%
                                                        1.10%               4,918     6.963476         34,246      -31.03%
                                                        1.15%               1,419     6.959508          9,876      -31.06%
                                                        1.25%               2,505     6.951585         17,414      -31.13%
                                                        1.35%               4,849     6.943670         33,670      -31.20%
                                                        1.40%               1,937     6.939696         13,442      -31.24%
                                                        1.55%              24,782     6.927821        171,685      -31.34%

     AIM VIF - Premier Equity Fund - Series II Shares
           2002 ....................................    1.50%               6,465     7.693108         49,736      -23.07% 5/1/02
                                                        1.65%               6,028     7.685259         46,327      -23.15% 5/1/02
                                                        1.75%                 608     7.680023          4,669      -23.20% 5/1/02
                                                        1.80%               2,546     7.677402         19,547      -23.23% 5/1/02
                                                        1.90%               1,522     7.672159         11,677      -23.28% 5/1/02
                                                        1.95%              13,240     7.669535        101,545      -23.30% 5/1/02
                                                        2.05%              34,996     7.664296        268,220      -23.36% 5/1/02
                                                        2.10%               1,022     7.661669          7,830      -23.38% 5/1/02
                                                        2.20%               8,623     7.656429         66,021      -23.44% 5/1/02
                                                        2.45%                 175     7.643303          1,338      -23.57% 5/1/02

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
           2002 ....................................    1.50%              17,126     8.258342        141,432      -17.42% 5/1/02
                                                        1.60%               4,067     8.252730         33,564      -17.47% 5/1/02
                                                        1.65%              28,025     8.249926        231,204      -17.50% 5/1/02
                                                        1.75%              12,999     8.244298        107,168      -17.56% 5/1/02
                                                        1.80%               5,158     8.241495         42,510      -17.59% 5/1/02
                                                        1.90%               2,024     8.235872         16,669      -17.64% 5/1/02
                                                        1.95%              21,400     8.233054        176,187      -17.67% 5/1/02
                                                        2.00%                 358     8.230251          2,946      -17.70% 5/1/02
                                                        2.05%              19,683     8.227439        161,941      -17.73% 5/1/02
                                                        2.10%              14,394     8.224622        118,385      -17.75% 5/1/02
                                                        2.15%               1,611     8.221811         13,245      -17.78% 5/1/02
                                                        2.20%               7,206     8.219004         59,226      -17.81% 5/1/02
                                                        2.35%               3,405     8.210561         27,957      -17.89% 5/1/02
                                                        2.45%               3,436     8.204925         28,192      -17.95% 5/1/02
                                                        2.50%               8,102     8.202098         66,453      -17.98% 5/1/02
                                                        2.60%               4,166     8.196472         34,147      -18.04% 5/1/02

     Alliance VPSF - Growth & Income Portfolio - Class B
           2002 ....................................    1.50%              11,017     7.873907         86,747      -21.26% 5/1/02
                                                        1.60%              13,115     7.868551        103,196      -21.31% 5/1/02
                                                        1.65%              11,687     7.865875         91,928      -21.34% 5/1/02
                                                        1.75%               2,393     7.860510         18,810      -21.39% 5/1/02
                                                        1.80%               1,975     7.857834         15,519      -21.42% 5/1/02
                                                        1.95%              13,803     7.849792        108,351      -21.50% 5/1/02
                                                        2.05%               4,097     7.844425         32,139      -21.56% 5/1/02
                                                        2.10%               7,370     7.841748         57,794      -21.58% 5/1/02
                                                        2.15%                 454     7.839063          3,559      -21.61% 5/1/02
                                                        2.20%               8,091     7.836368         63,404      -21.64% 5/1/02
                                                        2.35%                 608     7.828325          4,760      -21.72% 5/1/02
                                                        2.45%               3,686     7.822950         28,835      -21.77% 5/1/02
                                                        2.50%                 342     7.820269          2,675      -21.80% 5/1/02
                                                        2.60%               3,866     7.814888         30,212      -21.85% 5/1/02

     Alliance VPSF - Premier Growth Portfolio - Class B
           2002 ....................................    1.50%               9,006     7.822552         70,450      -21.77% 5/1/02
                                                        1.60%               2,885     7.817233         22,553      -21.83% 5/1/02
                                                        1.65%              29,199     7.814576        228,178      -21.85% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.75%               4,231     7.809244         33,041      -21.91% 5/1/02
                                                        1.80%               8,424     7.806581         65,763      -21.93% 5/1/02
                                                        1.90%               3,742     7.801254         29,192      -21.99% 5/1/02
                                                        1.95%              30,357     7.798580        236,741      -22.01% 5/1/02
                                                        2.00%                 523     7.795924          4,077      -22.04% 5/1/02
                                                        2.05%              17,374     7.793257        135,400      -22.07% 5/1/02
                                                        2.10%              10,930     7.790587         85,151      -22.09% 5/1/02
                                                        2.20%               2,852     7.785253         22,204      -22.15% 5/1/02
                                                        2.30%                 142     7.779924          1,105      -22.20% 5/1/02
                                                        2.35%                 763     7.777256          5,934      -22.23% 5/1/02
                                                        2.45%                 810     7.771908          6,295      -22.28% 5/1/02
                                                        2.50%               2,746     7.769240         21,334      -22.31% 5/1/02
                                                        2.60%               2,017     7.763904         15,660      -22.36% 5/1/02

     American Century VP - Income & Growth Fund - Class I
           2002 ....................................   0.95%              161,347     9.81          1,582,813      -20.14%
                                                       0.95%            6,377,032     9.814828     62,589,472      -20.14%
                                                       1.00%                7,423     9.79             72,670      -20.18%
                                                       1.00%            2,995,603     9.789295     29,324,841      -20.18%
                                                       1.05%                  693     9.76              6,764      -20.22%
                                                       1.05%              548,035     9.763798      5,350,903      -20.22%
                                                       1.10%              245,018     9.33          2,286,021      -20.26%
                                                       1.10%              680,881     9.333731      6,355,160      -20.26%
                                                       1.15%               56,152     9.31            522,774      -20.30%
                                                       1.15%              284,367     9.313685      2,648,505      -20.30%
                                                       1.20%                5,362     9.23             49,495      -20.34%
                                                       1.20%            2,433,105     9.233496     22,466,065      -20.34%
                                                       1.25%                5,103     9.21             46,998      -20.38%
                                                       1.25%              248,770     9.213262      2,291,983      -20.38%
                                                       1.30%                8,543     9.19             78,508      -20.42%
                                                       1.30%              437,161     9.193080      4,018,856      -20.42%
                                                       1.35%                  304     9.23              2,802      -20.46%
                                                       1.35%              407,552     9.233843      3,763,271      -20.46%
                                                       1.40%              321,661     9.213961      2,963,772      -20.50%
                                                       1.45%               29,458     9.194119        270,840      -20.54%
                                                       1.50%              171,871     9.174309      1,576,798      -20.58%
                                                       1.55%               81,949     9.154526        750,204      -20.62%
                                                       1.60%               59,114     9.134791        539,994      -20.66%
                                                       1.65%              211,191     9.115086      1,925,024      -20.70%
                                                       1.70%                7,338     6.834929         50,155      -20.74%
                                                       1.75%              138,246     6.822181        943,139      -20.78%
                                                       1.80%              135,071     6.809455        919,760      -20.82%
                                                       1.85%               17,835     6.796758        121,220      -20.86%
                                                       1.90%                  866     6.784071          5,875      -20.90%
                                                       1.95%                3,408     6.771407         23,077      -20.95%
                                                       2.00%                  974     6.758745          6,583      -20.99%
                                                       2.05%               25,998     6.746126        175,386      -21.03%
                                                       2.10%                1,588     6.733511         10,693      -21.07%
                                                       2.20%               17,924     6.708323        120,240      -21.15%
                                                       0.95% EV***      1,657,706     9.205873     15,260,631      -20.56%
                                                       1.00% EV***        815,826     9.186047      7,494,216      -20.60%
                                                       1.05% EV***         67,088     9.166258        614,946      -20.64%
                                                       1.10% EV***        591,014     9.146502      5,405,711      -20.68%
                                                       1.15% EV***        203,867     9.126772      1,860,648      -20.72%
                                                       1.20% EV***        101,125     9.107075        920,953      -20.76%
                                                       1.25% EV***         96,232     7.181736        691,113      -20.80%
                                                       1.30% EV***         24,232     7.167260        173,677      -20.84%
                                                       1.35% EV***         23,391     7.152829        167,312      -20.88%
                                                       1.40% EV***         84,876     7.138420        605,881      -20.92%
                                                       1.45% EV***         21,243     7.124038        151,336      -20.96%
                                                       1.50% EV***         26,319     7.109659        187,119      -21.00%
                                                       1.55% EV***         82,177     7.095321        583,072      -21.04%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60% EV***        44,999     7.080981        318,637      -21.08%
                                                        1.65% EV***        14,567     7.066696        102,941      -21.12%
                                                        1.70% EV***         3,812     7.052411         26,884      -21.16%
                                                        1.75% EV***         6,398     7.038147         45,030      -21.20%
                                                        1.80% EV***         3,020     7.023921         21,212      -21.24%
                                                        1.85% EV***         2,125     7.009708         14,896      -21.28%
                                                        1.90% EV***            96     6.995504            672      -21.32%
                                                        1.95% EV***         2,437     6.981330         17,014      -21.36%
                                                        2.00% EV***         1,284     6.967185          8,946      -21.40%
                                                        2.05% EV***         1,467     6.953038         10,200      -21.44%
                                                        2.15% EV***         4,903     6.924841         33,952      -21.52%
                                                        2.20% EV***             5     6.910775             35      -21.57%
                                                        2.25% EV***         1,590     6.896736         10,966      -21.61%

     American Century VP - Income & Growth Fund - Class II
           2002 ....................................    1.50%              15,728     8.196339        128,912      -18.04% 5/1/02
                                                        1.60%               4,467     8.190764         36,588      -18.09% 5/1/02
                                                        1.65%              27,286     8.187977        223,417      -18.12% 5/1/02
                                                        1.75%                 782     8.182403          6,399      -18.18% 5/1/02
                                                        1.80%               1,172     8.179604          9,586      -18.20% 5/1/02
                                                        1.90%                 888     8.174024          7,259      -18.26% 5/1/02
                                                        1.95%               5,795     8.171234         47,352      -18.29% 5/1/02
                                                        2.00%               1,375     8.168443         11,232      -18.32% 5/1/02
                                                        2.05%              19,225     8.165648        156,985      -18.34% 5/1/02
                                                        2.10%              39,194     8.162862        319,935      -18.37% 5/1/02
                                                        2.20%              34,835     8.157272        284,159      -18.43% 5/1/02
                                                        2.35%               1,213     8.148889          9,885      -18.51% 5/1/02
                                                        2.45%               1,511     8.143300         12,305      -18.57% 5/1/02
                                                        2.50%               1,135     8.140498          9,239      -18.60% 5/1/02
                                                        2.60%               2,646     8.134905         21,525      -18.65% 5/1/02

     American Century VP - International Fund - Class I
           2002 ....................................    0.95%              62,475     8.79            549,153      -21.13%
                                                        0.95%           4,884,295     8.789250     42,929,290      -21.13%
                                                        1.00%              11,188     8.77             98,119      -21.17%
                                                        1.00%           2,319,703     8.766386     20,335,412      -21.17%
                                                        1.05%                 460     8.74              4,021      -21.21%
                                                        1.05%             377,670     8.743590      3,302,192      -21.21%
                                                        1.10%              88,039     8.88            781,786      -21.25%
                                                        1.10%             246,851     8.879812      2,191,990      -21.25%
                                                        1.15%              34,067     8.86            301,831      -21.29%
                                                        1.15%             107,510     8.860735        952,618      -21.29%
                                                        1.20%               3,473     8.00             27,787      -21.33%
                                                        1.20%           2,031,049     7.995327     16,238,901      -21.33%
                                                        1.25%                 962     7.98              7,676      -21.37%
                                                        1.25%             143,142     7.977821      1,141,961      -21.37%
                                                        1.30%               5,988     7.96             47,665      -21.41%
                                                        1.30%             348,333     7.960337      2,772,848      -21.41%
                                                        1.35%                  33     8.78                290      -21.45%
                                                        1.35%             156,550     8.784787      1,375,258      -21.45%
                                                        1.40%                 361     8.77              3,168      -21.49%
                                                        1.40%              98,195     8.765875        860,765      -21.49%
                                                        1.45%              26,153     8.747002        228,760      -21.53%
                                                        1.50%             146,464     8.728132      1,278,357      -21.57%
                                                        1.55%              29,573     8.709328        257,561      -21.61%
                                                        1.60%              29,480     8.690538        256,197      -21.65%
                                                        1.65%              68,800     8.671800        596,620      -21.69%
                                                        1.70%               2,598     6.823270         17,727      -21.73%
                                                        1.75%               8,699     6.810559         59,245      -21.77%
                                                        1.80%              14,904     6.797862        101,315      -21.81%
                                                        1.85%                 161     6.785174          1,092      -21.85%
                                                        1.90%               1,587     6.772509         10,748      -21.89%
                                                        1.95%                 204     6.759875          1,379      -21.93%
                                                        2.00%                 224     6.747247          1,511      -21.97%
                                                        2.05%               2,148     6.734635         14,466      -22.01%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.20%               7,112     6.696904         47,628      -22.13%
                                                        0.95% EV***     1,047,091     8.751940      9,164,078      -21.58%
                                                        1.00% EV***       646,285     8.733096      5,644,069      -21.62%
                                                        1.05% EV***        66,209     8.714278        576,964      -21.66%
                                                        1.10% EV***       287,554     8.695489      2,500,423      -21.70%
                                                        1.15% EV***        79,447     8.676733        689,340      -21.74%
                                                        1.20% EV***        66,833     8.658028        578,642      -21.78%
                                                        1.25% EV***        27,347     6.950251        190,069      -21.82%
                                                        1.30% EV***        27,150     6.936246        188,319      -21.86%
                                                        1.35% EV***         7,719     6.922289         53,433      -21.90%
                                                        1.40% EV***        37,736     6.908327        260,693      -21.94%
                                                        1.45% EV***        13,641     6.894402         94,047      -21.98%
                                                        1.50% EV***        45,181     6.880491        310,867      -22.02%
                                                        1.55% EV***        18,188     6.866606        124,890      -22.06%
                                                        1.60% EV***        19,719     6.852737        135,129      -22.10%
                                                        1.65% EV***         1,686     6.838891         11,530      -22.14%
                                                        1.70% EV***           740     6.825069          5,051      -22.18%
                                                        1.75% EV***           888     6.811273          6,048      -22.22%
                                                        1.85% EV***           188     6.783733          1,275      -22.30%
                                                        1.95% EV***            29     6.756257            196      -22.38%

     American Century VP - International Fund - Class III
           2002 ....................................    0.95%           1,167,738     8.063541      9,416,103      -19.36% 5/1/02
                                                        1.00%             409,248     8.060814      3,298,872      -19.39% 5/1/02
                                                        1.05%             109,541     8.058085        882,691      -19.42% 5/1/02
                                                        1.10%             246,057     8.055362      1,982,078      -19.45% 5/1/02
                                                        1.15%              82,864     8.052630        667,273      -19.47% 5/1/02
                                                        1.20%             750,466     8.049901      6,041,177      -19.50% 5/1/02
                                                        1.25%              42,079     8.047171        338,617      -19.53% 5/1/02
                                                        1.30%              74,441     8.044442        598,836      -19.56% 5/1/02
                                                        1.35%             105,612     8.041711        849,301      -19.58% 5/1/02
                                                        1.40%             122,409     8.038975        984,043      -19.61% 5/1/02
                                                        1.45%               4,458     8.036243         35,826      -19.64% 5/1/02
                                                        1.50%              17,711     8.033520        142,282      -19.66% 5/1/02
                                                        1.55%              19,901     8.030782        159,821      -19.69% 5/1/02
                                                        1.60%              27,868     8.028048        223,726      -19.72% 5/1/02
                                                        1.65%              49,358     8.025314        396,113      -19.75% 5/1/02
                                                        1.70%               2,847     8.022584         22,840      -19.77% 5/1/02
                                                        1.75%              24,495     8.019853        196,446      -19.80% 5/1/02
                                                        1.80%              29,981     8.017119        240,361      -19.83% 5/1/02
                                                        1.85%               6,191     8.014381         49,617      -19.86% 5/1/02
                                                        1.90%               1,042     8.011649          8,348      -19.88% 5/1/02
                                                        1.95%                 570     8.008918          4,565      -19.91% 5/1/02
                                                        2.00%                 113     8.006178            905      -19.94% 5/1/02
                                                        2.05%              12,456     8.003444         99,691      -19.97% 5/1/02
                                                        2.15%                   5     7.997959             40      -20.02% 5/1/02
                                                        2.20%               2,499     7.995231         19,980      -20.05% 5/1/02
                                                        2.25%                 150     7.992489          1,199      -20.08% 5/1/02
                                                        0.95% EV***       489,987     8.035515      3,937,298      -19.64% 5/1/02
                                                        1.00% EV***       158,822     8.032801      1,275,786      -19.67% 5/1/02
                                                        1.05% EV***        10,539     8.030070         84,629      -19.70% 5/1/02
                                                        1.10% EV***       116,731     8.027351        937,041      -19.73% 5/1/02
                                                        1.15% EV***        60,181     8.024627        482,930      -19.75% 5/1/02
                                                        1.20% EV***        56,506     8.021901        453,286      -19.78% 5/1/02
                                                        1.25% EV***        32,539     8.019177        260,936      -19.81% 5/1/02
                                                        1.30% EV***        12,821     8.016451        102,779      -19.84% 5/1/02
                                                        1.35% EV***        14,177     8.013724        113,611      -19.86% 5/1/02
                                                        1.40% EV***        16,221     8.010996        129,946      -19.89% 5/1/02
                                                        1.45% EV***         2,663     8.008278         21,326      -19.92% 5/1/02
                                                        1.50% EV***         8,553     8.005539         68,471      -19.94% 5/1/02
                                                        1.55% EV***        11,945     8.002818         95,594      -19.97% 5/1/02
                                                        1.60% EV***        24,564     8.000089        196,514      -20.00% 5/1/02

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.65% EV***           841     7.997364          6,726     -20.03% 5/1/02
                                                        1.70% EV***         4,159     7.994636         33,250     -20.05% 5/1/02
                                                        1.75% EV***         3,225     7.991904         25,774     -20.08% 5/1/02
                                                        1.80% EV***           230     7.989176          1,838     -20.11% 5/1/02
                                                        1.85% EV***         1,620     7.986440         12,938     -20.14% 5/1/02
                                                        1.95% EV***           338     7.980980          2,698     -20.19% 5/1/02
                                                        2.15% EV***         2,423     7.970055         19,311     -20.30% 5/1/02

     American Century VP - Ultra(R) Fund - Class I
           2002 ....................................    0.95%              79,386     7.987225        634,074     -20.13% 5/1/02
                                                        1.00%              11,577     7.984527         92,437     -20.15% 5/1/02
                                                        1.05%               2,689     7.981828         21,463     -20.18% 5/1/02
                                                        1.10%              11,887     7.979129         94,848     -20.21% 5/1/02
                                                        1.15%              11,451     7.976414         91,338     -20.24% 5/1/02
                                                        1.20%              85,400     7.973718        680,956     -20.26% 5/1/02
                                                        1.25%               2,761     7.971013         22,008     -20.29% 5/1/02
                                                        1.30%               1,429     7.968301         11,387     -20.32% 5/1/02
                                                        1.35%              13,185     7.965608        105,027     -20.34% 5/1/02
                                                        1.40%              12,344     7.962903         98,294     -20.37% 5/1/02
                                                        1.45%               2,833     7.960197         22,551     -20.40% 5/1/02
                                                        1.60%              10,349     7.952075         82,296     -20.48% 5/1/02
                                                        1.65%              21,426     7.949373        170,323     -20.51% 5/1/02
                                                        1.75%              35,437     7.943949        281,510     -20.56% 5/1/02
                                                        1.80%              12,674     7.941242        100,647     -20.59% 5/1/02
                                                        1.85%               1,030     7.938536          8,177     -20.61% 5/1/02
                                                        1.95%                 178     7.933115          1,412     -20.67% 5/1/02
                                                        2.00%                   8     7.930404             63     -20.70% 5/1/02
                                                        0.95% EV***        50,142     7.959101        399,085     -20.41% 5/1/02
                                                        1.00% EV***        18,603     7.956409        148,013     -20.44% 5/1/02
                                                        1.10% EV***        14,234     7.951007        113,175     -20.49% 5/1/02
                                                        1.15% EV***         2,178     7.948310         17,311     -20.52% 5/1/02
                                                        1.20% EV***           291     7.945610          2,312     -20.54% 5/1/02
                                                        1.30% EV***           308     7.940210          2,446     -20.60% 5/1/02
                                                        1.35% EV***           145     7.937513          1,151     -20.62% 5/1/02
                                                        1.40% EV***            96     7.934815            762     -20.65% 5/1/02
                                                        1.45% EV***           367     7.932110          2,911     -20.68% 5/1/02
                                                        1.50% EV***            79     7.929409            626     -20.71% 5/1/02
                                                        1.55% EV***        14,158     7.926716        112,226     -20.73% 5/1/02
                                                        1.70% EV***           863     7.918600          6,834     -20.81% 5/1/02
                                                        1.80% EV***           470     7.913194          3,719     -20.87% 5/1/02
                                                        1.85% EV***         7,794     7.910485         61,654     -20.90% 5/1/02
                                                        2.15% EV***           531     7.894239          4,192     -21.06% 5/1/02
                                                        2.25% EV***           767     7.888835          6,051     -21.11% 5/1/02

     American Century VP - Ultra(R) Fund - Class II
           2002 ....................................    1.50%               8,342     7.939203         66,229     -20.61% 5/1/02
                                                        1.60%               5,776     7.933801         45,826     -20.66% 5/1/02
                                                        1.65%              21,476     7.931102        170,328     -20.69% 5/1/02
                                                        1.75%               1,434     7.925696         11,365     -20.74% 5/1/02
                                                        1.80%               1,812     7.922989         14,356     -20.77% 5/1/02
                                                        1.95%               9,263     7.914884         73,316     -20.85% 5/1/02
                                                        2.00%               5,424     7.912178         42,916     -20.88% 5/1/02
                                                        2.05%               5,898     7.909468         46,650     -20.91% 5/1/02
                                                        2.10%               9,922     7.906765         78,451     -20.93% 5/1/02
                                                        2.15%                 375     7.904063          2,964     -20.96% 5/1/02
                                                        2.20%               8,645     7.901352         68,307     -20.99% 5/1/02
                                                        2.50%               5,020     7.885111         39,583     -21.15% 5/1/02
                                                        2.60%                 711     7.879686          5,602     -21.20% 5/1/02

     American Century VP - Value Fund - Class I
           2002 ....................................    0.95%              50,608    11.88            601,221     -13.45%
                                                        0.95%           8,706,954    11.882018    103,456,184     -13.45%
                                                        1.00%               4,450    11.85             52,738     -13.49%
                                                        1.00%           2,839,015    11.851086     33,645,411     -13.49%
                                                        1.05%                 140    11.82              1,651     -13.54%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%             506,340    11.820257      5,985,069      -13.54%
                                                        1.10%              63,063    12.46            785,766      -13.58%
                                                        1.10%           1,538,309    12.461991     19,170,393      -13.58%
                                                        1.15%              15,147    12.44            188,426      -13.63%
                                                        1.15%             807,600    12.435228     10,042,690      -13.63%
                                                        1.20%               1,435    12.65             18,152      -13.67%
                                                        1.20%           3,738,208    12.651422     47,293,647      -13.67%
                                                        1.25%               3,057    12.62             38,574      -13.71%
                                                        1.25%             384,226    12.623723      4,850,363      -13.71%
                                                        1.30%               2,403    12.60             30,272      -13.76%
                                                        1.30%           1,044,923    12.596055     13,161,908      -13.76%
                                                        1.35%             779,423    12.328634      9,609,221      -13.80%
                                                        1.40%             686,945    12.302130      8,450,887      -13.84%
                                                        1.45%              55,872    12.275645        685,865      -13.89%
                                                        1.50%             255,749    12.249189      3,132,718      -13.93%
                                                        1.55%             155,123    12.222795      1,896,037      -13.98%
                                                        1.60%             208,968    12.196439      2,548,665      -14.02%
                                                        1.65%             299,140    12.170125      3,640,571      -14.06%
                                                        1.70%              43,982     9.713280        427,209      -14.11%
                                                        1.75%             158,580     9.695180      1,537,462      -14.15%
                                                        1.80%             117,790     9.677116      1,139,867      -14.19%
                                                        1.85%              42,774     9.659067        413,157      -14.24%
                                                        1.90%              13,161     9.641037        126,886      -14.28%
                                                        1.95%               1,729     9.623047         16,638      -14.33%
                                                        2.00%               6,564     9.605080         63,048      -14.37%
                                                        2.05%              34,272     9.587137        328,570      -14.41%
                                                        2.10%                 263     9.569216          2,517      -14.46%
                                                        2.15%                  68     9.551316            649      -14.50%
                                                        2.20%              39,022     9.533443        372,014      -14.54%
                                                        2.25%               3,562    11.078580         39,462      -14.59%
                                                        0.95% EV***     3,155,033    12.312561     38,846,536      -13.84%
                                                        1.00% EV***     1,292,596    12.286079     15,880,937      -13.89%
                                                        1.05% EV***       171,749    12.259621      2,105,578      -13.93%
                                                        1.10% EV***     1,530,413    12.233229     18,721,893      -13.98%
                                                        1.15% EV***       351,565    12.206849      4,291,501      -14.02%
                                                        1.20% EV***       224,806    12.180539      2,738,258      -14.06%
                                                        1.25% EV***       170,283    10.863760      1,849,914      -14.11%
                                                        1.30% EV***       105,891    10.841906      1,148,060      -14.15%
                                                        1.35% EV***        88,155    10.820100        953,846      -14.19%
                                                        1.40% EV***       227,730    10.798324      2,459,102      -14.24%
                                                        1.45% EV***        44,545    10.776550        480,041      -14.28%
                                                        1.50% EV***        83,014    10.754830        892,801      -14.33%
                                                        1.55% EV***       300,868    10.733147      3,229,260      -14.37%
                                                        1.60% EV***       107,620    10.711523      1,152,774      -14.41%
                                                        1.65% EV***        26,504    10.689888        283,325      -14.46%
                                                        1.70% EV***        56,276    10.668318        600,370      -14.50%
                                                        1.75% EV***        13,201    10.646756        140,548      -14.54%
                                                        1.80% EV***        11,412    10.625237        121,255      -14.59%
                                                        1.85% EV***        24,622    10.603733        261,085      -14.63%
                                                        1.95% EV***        48,982    10.560864        517,292      -14.72%
                                                        2.00% EV***         4,608    10.539480         48,566      -14.76%
                                                        2.05% EV***         1,709    10.518117         17,975      -14.81%
                                                        2.10% EV***         5,440    10.496801         57,103      -14.85%
                                                        2.15% EV***         6,083    10.475507         63,723      -14.89%
                                                        2.20% EV***           914    10.454246          9,555      -14.94%
                                                        2.25% EV***            82    10.433019            856      -14.98%

     American Century VP - Value Fund - Class II
            2002 ...................................    1.50%              49,336     8.616067        425,082      -13.84% 5/1/02
                                                        1.60%               7,354     8.610209         63,319      -13.90% 5/1/02
                                                        1.65%              34,349     8.607283        295,652      -13.93% 5/1/02
                                                        1.75%              16,860     8.601417        145,020      -13.99% 5/1/02

                                                         Contract                       Unit        Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80%              32,259     8.598478        277,378      -14.02% 5/1/02
                                                        1.90%              16,754     8.592617        143,961      -14.07% 5/1/02
                                                        1.95%              32,979     8.589686        283,279      -14.10% 5/1/02
                                                        2.00%               4,828     8.586757         41,457      -14.13% 5/1/02
                                                        2.05%              18,124     8.583822        155,573      -14.16% 5/1/02
                                                        2.10%              23,868     8.580888        204,809      -14.19% 5/1/02
                                                        2.15%               3,019     8.577952         25,897      -14.22% 5/1/02
                                                        2.20%              19,017     8.575017        163,071      -14.25% 5/1/02
                                                        2.35%               6,140     8.566206         52,597      -14.34% 5/1/02
                                                        2.45%               5,357     8.560331         45,858      -14.40% 5/1/02
                                                        2.50%                 859     8.557390          7,351      -14.43% 5/1/02
                                                        2.60%               5,160     8.551515         44,126      -14.48% 5/1/02

     BB&T VIF - Capital Appreciation Fund
            2002 ...................................    0.95%              24,080     8.310650        200,120      -20.76%
                                                        1.05%               6,251     8.301213         51,891      -20.84%
                                                        1.10%              17,262     8.296492        143,214      -20.88%
                                                        1.15%               1,595     8.291769         13,225      -20.92%
                                                        1.20%                 868     8.287053          7,193      -20.96%
                                                        1.25%               4,109     8.282334         34,032      -21.00%
                                                        1.30%                 939     8.277620          7,773      -21.04%
                                                        1.35%               2,819     8.272895         23,321      -21.08%
                                                        1.40%              31,408     8.268181        259,687      -21.12%
                                                        1.55%              12,639     8.254034        104,323      -21.24%
                                                        1.65%                 172     8.244599          1,418      -21.32%
                                                        1.40% EV***        24,635     8.224640        202,614      -21.50%

     BB&T VIF - Capital Manager Aggressive Growth Fund
            2002 ...................................    0.95%               8,489     7.948282         67,473      -22.00%
                                                        1.10%              11,923     7.934743         94,606      -22.12%
                                                        1.15%              25,745     7.930224        204,164      -22.16%
                                                        1.25%               1,376     7.921201         10,900      -22.24%
                                                        1.30%                 313     7.916685          2,478      -22.28%
                                                        1.35%               5,158     7.912177         40,811      -22.32%
                                                        1.55%              38,090     7.894129        300,687      -22.48%
                                                        1.60%               8,278     7.889625         65,310      -22.52%
                                                        1.70%              42,136     7.880599        332,057      -22.59%

     BB&T VIF - Growth and Income Fund
            2002 ...................................    0.95%              39,162     8.093319        316,951      -20.41%
                                                        1.05%               3,150     8.084119         25,465      -20.49%
                                                        1.10%              29,423     8.079525        237,724      -20.53%
                                                        1.15%              24,942     8.074931        201,405      -20.57%
                                                        1.20%                 936     8.070344          7,554      -20.61%
                                                        1.25%               6,898     8.065749         55,638      -20.65%
                                                        1.30%               2,172     8.061146         17,509      -20.69%
                                                        1.35%               9,025     8.056558         72,710      -20.73%
                                                        1.40%              22,700     8.051957        182,779      -20.77%
                                                        1.55%              34,368     8.038186        276,256      -20.89%
                                                        1.65%                 250     8.029005          2,007      -20.97%
                                                        1.70%                 206     8.024406          1,653      -21.01%

     BB&T VIF - Large Company Growth Fund
            2002 ...................................    0.95%              10,621     7.094799         75,354      -31.13%
                                                        1.05%                 406     7.086751          2,877      -31.20%
                                                        1.10%              18,118     7.082708        128,325      -31.24%
                                                        1.15%                 956     7.078674          6,767      -31.27%
                                                        1.25%               7,074     7.070624         50,018      -31.34%
                                                        1.30%               2,320     7.066588         16,394      -31.38%
                                                        1.35%               7,505     7.062559         53,005      -31.41%
                                                        1.40%              14,167     7.058531         99,998      -31.45%
                                                        1.55%              15,225     7.046459        107,282      -31.55%
                                                        1.65%                 272     7.038393          1,914      -31.62%
                                                        1.70%                 228     7.034366          1,604      -31.66%
                                                        1.40% EV***        29,500     7.015883        206,969      -31.82%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 ....................................    0.95%               3,700     6.23             23,050      -34.78%
                                                        0.95%             355,634     6.230502      2,215,778      -34.78%
                                                        1.00%             123,611     6.214293        768,155      -34.82%
                                                        1.05%              40,348     6.198098        250,081      -34.85%
                                                        1.10%               2,678     7.65             20,487      -34.88%
                                                        1.10%               2,013     7.649197         15,398      -34.88%
                                                        1.15%                 101     7.63                767      -34.92%
                                                        1.15%                  49     7.632760            374      -34.92%
                                                        1.20%                  74     7.56                559      -34.95%
                                                        1.20%              39,938     7.559296        301,903      -34.95%
                                                        1.25%                 426     7.542705          3,213      -34.98%
                                                        1.30%               1,016     7.526163          7,647      -35.01%
                                                        1.35%               1,796     7.567283         13,591      -35.05%
                                                        1.40%                 684     7.550966          5,165      -35.08%
                                                        1.65%                  34     7.469866            254      -35.25%

     Credit Suisse Trust - International Focus Portfolio
           2002 ....................................    0.95%             774,988     6.721516      5,209,094      -20.67%
                                                        0.95%                 510     6.72              3,430      -20.67%
                                                        1.00%             360,338     6.704011      2,415,710      -20.71%
                                                        1.05%              81,415     6.686539        544,385      -20.75%
                                                        1.10%                 641     7.822670          5,014      -20.79%
                                                        1.10%               3,586     7.82             28,044      -20.79%
                                                        1.15%               2,233     7.805870         17,431      -20.83%
                                                        1.15%                 586     7.81              4,580      -20.83%
                                                        1.20%              49,710     7.285009        362,138      -20.87%
                                                        1.25%               8,281     7.269038         60,195      -20.91%
                                                        1.30%               4,054     7.253109         29,404      -20.95%
                                                        1.30%                  77     7.25                556      -20.95%
                                                        1.35%               1,555     7.738943         12,034      -20.99%
                                                        1.40%                 695     7.722272          5,367      -21.03%
                                                        1.45%                 536     7.705625          4,130      -21.07%
                                                        1.50%               4,375     7.689031         33,640      -21.11%
                                                        1.60%                 199     7.655883          1,524      -21.19%
                                                        1.65%               1,218     7.639349          9,305      -21.23%

     Credit Suisse Trust - Large Cap Value Portfolio
           2002 ....................................    0.95%             697,376     9.961544      6,946,942      -23.83%
                                                        0.95%               5,462     9.96             54,402      -23.83%
                                                        1.00%             319,349     9.935618      3,172,930      -23.87%
                                                        1.00%                 769     9.94              7,647      -23.87%
                                                        1.05%             102,948     9.909779      1,020,192      -23.90%
                                                        1.10%               6,146    10.223346         62,833      -23.94%
                                                        1.10%               4,393    10.22             44,896      -23.94%
                                                        1.15%               1,937    10.201400         19,760      -23.98%
                                                        1.15%                 293    10.20              2,993      -23.98%
                                                        1.20%             140,668    10.004585      1,407,325      -24.02%
                                                        1.25%              17,419     9.982657        173,888      -24.06%
                                                        1.25%                 447     9.98              4,465      -24.06%
                                                        1.30%              19,745     9.960794        196,676      -24.10%
                                                        1.30%                  53     9.96                532      -24.10%
                                                        1.35%                 856    10.113964          8,658      -24.13%
                                                        1.40%               4,606    10.092195         46,485      -24.17%
                                                        1.45%               1,010    10.070482         10,171      -24.21%
                                                        1.50%               9,047    10.048782         90,911      -24.25%
                                                        1.55%               1,949    10.027117         19,543      -24.29%
                                                        1.65%                 500     9.983912          4,992      -24.37%
                                                        1.70%                 166     7.501271          1,245      -24.40%
                                                        1.75%                 397     7.487286          2,972      -24.44%
                                                        1.80%               2,066     7.473332         15,440      -24.48%
                                                        0.95% EV***        41,786    10.092178        421,712      -24.22%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.00% EV***        14,493    10.070464        145,951      -24.26%
                                                        1.05% EV***         1,250    10.048757         12,561      -24.30%
                                                        1.10% EV***           528    10.027124          5,294      -24.34%
                                                        1.15% EV***         3,276    10.005499         32,778      -24.37%
                                                        1.20% EV***           962     9.983939          9,605      -24.41%
                                                        1.35% EV***           489     8.294344          4,056      -24.53%
                                                        1.40% EV***           468     8.277629          3,874      -24.57%
                                                        1.45% EV***           137     8.260962          1,132      -24.61%
                                                        1.85% EV***            37     8.128453            301      -24.91%

     Dreyfus Emerging Leaders Fund - Service Shares
           2002 ....................................    1.50%               2,607     7.682670         20,029      -23.17% 5/1/02
                                                        1.60%                 313     7.677437          2,403      -23.23% 5/1/02
                                                        1.65%               2,499     7.674821         19,179      -23.25% 5/1/02
                                                        1.75%               2,804     7.669589         21,506      -23.30% 5/1/02
                                                        1.80%               3,560     7.666986         27,294      -23.33% 5/1/02
                                                        1.95%               5,691     7.659127         43,588      -23.41% 5/1/02
                                                        2.00%               1,838     7.656515         14,073      -23.43% 5/1/02
                                                        2.05%               5,345     7.653887         40,910      -23.46% 5/1/02
                                                        2.10%               2,409     7.651269         18,432      -23.49% 5/1/02
                                                        2.20%               9,823     7.646034         75,107      -23.54% 5/1/02
                                                        2.35%               1,958     7.638167         14,956      -23.62% 5/1/02

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 ....................................    0.95%             253,906     7.626313      1,936,367      -23.74% 5/1/02
                                                        1.00%             153,935     7.623726      1,173,558      -23.76% 5/1/02
                                                        1.05%              22,930     7.621145        174,753      -23.79% 5/1/02
                                                        1.10%              41,836     7.618563        318,730      -23.81% 5/1/02
                                                        1.15%              38,538     7.615982        293,505      -23.84% 5/1/02
                                                        1.20%             123,452     7.613403        939,890      -23.87% 5/1/02
                                                        1.25%              35,638     7.610820        271,234      -23.89% 5/1/02
                                                        1.30%               9,373     7.608241         71,312      -23.92% 5/1/02
                                                        1.35%              20,154     7.605654        153,284      -23.94% 5/1/02
                                                        1.40%              49,501     7.603070        376,360      -23.97% 5/1/02
                                                        1.45%               2,736     7.600492         20,795      -24.00% 5/1/02
                                                        1.50%              18,515     7.597901        140,675      -24.02% 5/1/02
                                                        1.55%               1,721     7.595316         13,072      -24.05% 5/1/02
                                                        1.60%              14,416     7.592743        109,457      -24.07% 5/1/02
                                                        1.65%              12,634     7.590152         95,894      -24.10% 5/1/02
                                                        1.70%                 259     7.587564          1,965      -24.12% 5/1/02
                                                        1.75%               6,565     7.584974         49,795      -24.15% 5/1/02
                                                        1.80%               3,060     7.582387         23,202      -24.18% 5/1/02
                                                        1.85%               1,401     7.579801         10,619      -24.20% 5/1/02
                                                        1.90%                 230     7.577210          1,743      -24.23% 5/1/02
                                                        2.05%               3,462     7.569450         26,205      -24.31% 5/1/02
                                                        0.95% EV***        68,397     7.597818        519,668      -24.02% 5/1/02
                                                        1.00% EV***       210,932     7.595241      1,602,079      -24.05% 5/1/02
                                                        1.05% EV***         2,165     7.592665         16,438      -24.07% 5/1/02
                                                        1.10% EV***        67,557     7.590087        512,764      -24.10% 5/1/02
                                                        1.15% EV***        17,618     7.587506        133,677      -24.12% 5/1/02
                                                        1.20% EV***         4,310     7.584931         32,691      -24.15% 5/1/02
                                                        1.25% EV***         5,076     7.582359         38,488      -24.18% 5/1/02
                                                        1.35% EV***         2,469     7.577203         18,708      -24.23% 5/1/02
                                                        1.40% EV***        12,469     7.574618         94,448      -24.25% 5/1/02
                                                        1.45% EV***           311     7.572046          2,355      -24.28% 5/1/02
                                                        1.50% EV***           649     7.569456          4,913      -24.31% 5/1/02
                                                        1.55% EV***         4,611     7.566888         34,891      -24.33% 5/1/02
                                                        1.60% EV***        12,571     7.564303         95,091      -24.36% 5/1/02
                                                        1.65% EV***           182     7.561721          1,376      -24.38% 5/1/02
                                                        1.85% EV***            89     7.551398            672      -24.49% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
           2002 ....................................    1.50%               1,594     7.527479         11,999      -24.73% 5/1/02
                                                        1.65%               3,885     7.519787         29,214      -24.80% 5/1/02
                                                        1.90%                 185     7.506973          1,389      -24.93% 5/1/02
                                                        1.95%               1,140     7.504405          8,555      -24.96% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.05%               3,025     7.499266         22,685      -25.01% 5/1/02
                                                        2.10%                 878     7.496707          6,582      -25.03% 5/1/02
                                                        2.15%                 659     7.494141          4,939      -25.06% 5/1/02
                                                        2.60%               1,586     7.471019         11,849      -25.29% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc., The
           2002 ....................................    0.95%             324,451     7.99          2,592,364      -29.62%
                                                        0.95%           5,328,864     7.987645     42,565,074      -29.62%
                                                        1.00%              32,451     7.97            258,631      -29.66%
                                                        1.00%           2,657,955     7.966842     21,175,508      -29.66%
                                                        1.05%               3,331     7.95             26,485      -29.69%
                                                        1.05%             463,992     7.946085      3,686,920      -29.69%
                                                        1.10%             688,961     7.79          5,367,010      -29.73%
                                                        1.10%             478,248     7.787219      3,724,222      -29.73%
                                                        1.15%             123,369     7.77            958,576      -29.76%
                                                        1.15%             191,760     7.770469      1,490,065      -29.76%
                                                        1.20%              24,738     7.74            191,469      -29.80%
                                                        1.20%           1,424,818     7.739942     11,028,009      -29.80%
                                                        1.25%              14,942     7.72            115,349      -29.84%
                                                        1.25%             147,350     7.722981      1,137,981      -29.84%
                                                        1.30%              22,203     7.71            171,188      -29.87%
                                                        1.30%             276,879     7.706045      2,133,642      -29.87%
                                                        1.35%                 459     7.70              3,532      -29.91%
                                                        1.35%             132,716     7.703845      1,022,423      -29.91%
                                                        1.40%             108,960     7.687264        837,604      -29.94%
                                                        1.45%              37,300     7.670681        286,116      -29.98%
                                                        1.50%              72,916     7.654150        558,110      -30.01%
                                                        1.55%              23,356     7.637651        178,385      -30.05%
                                                        1.60%              18,623     7.621164        141,929      -30.08%
                                                        1.65%              59,366     7.604702        451,461      -30.12%
                                                        1.70%              13,680     5.517158         75,475      -30.16%
                                                        1.75%              14,908     5.506865         82,096      -30.19%
                                                        1.80%               5,622     5.496597         30,902      -30.23%
                                                        1.85%               1,232     5.486341          6,759      -30.26%
                                                        1.90%               3,062     5.476092         16,768      -30.30%
                                                        1.95%                 837     5.465865          4,575      -30.33%
                                                        2.00%                 295     5.455641          1,609      -30.37%
                                                        2.05%              13,551     5.445448         73,791      -30.40%
                                                        2.10%                  12     5.435261             65      -30.44%
                                                        2.20%               2,248     5.414906         12,173      -30.51%
                                                        0.95% EV***     1,386,449     7.672583     10,637,645      -30.04%
                                                        1.00% EV***       962,789     7.656067      7,371,177      -30.08%
                                                        1.05% EV***        91,681     7.639561        700,403      -30.11%
                                                        1.10% EV***       286,016     7.623070      2,180,320      -30.15%
                                                        1.15% EV***       117,865     7.606625        896,555      -30.19%
                                                        1.20% EV***       112,288     7.590207        852,289      -30.22%
                                                        1.25% EV***        69,430     5.871045        407,627      -30.26%
                                                        1.30% EV***        10,146     5.859233         59,448      -30.29%
                                                        1.35% EV***        28,854     5.847427        168,722      -30.33%
                                                        1.40% EV***        53,121     5.835637        309,995      -30.36%
                                                        1.45% EV***        14,177     5.823873         82,565      -30.40%
                                                        1.50% EV***        37,384     5.812102        217,280      -30.44%
                                                        1.55% EV***        27,501     5.800370        159,516      -30.47%
                                                        1.60% EV***        12,881     5.788655         74,564      -30.51%
                                                        1.65% EV***         7,931     5.776964         45,817      -30.54%
                                                        1.70% EV***         2,226     5.765266         12,833      -30.58%
                                                        1.75% EV***         4,847     5.753587         27,888      -30.61%
                                                        1.80% EV***         7,447     5.741960         42,760      -30.65%
                                                        1.85% EV***         1,102     5.730325          6,315      -30.68%
                                                        1.90% EV***           450     5.718717          2,573      -30.72%
                                                        2.00% EV***           197     5.695542          1,122      -30.79%
                                                        2.25% EV***           534     5.637909          3,011      -30.97%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   -------------    --------
     Dreyfus Stock Index Fund - Initial Shares
           2002 ....................................    0.95%             668,139     9.43          6,300,550      -23.10%
                                                        0.95%          32,543,566     9.431842    306,945,773      -23.10%
                                                        1.00%             114,164     9.41          1,074,285      -23.14%
                                                        1.00%          16,917,560     9.407303    159,148,613      -23.14%
                                                        1.05%               9,085     9.38             85,216      -23.18%
                                                        1.05%           2,773,657     9.382799     26,024,666      -23.18%
                                                        1.10%           1,123,488     8.90          9,999,046      -23.22%
                                                        1.10%           3,035,344     8.895399     27,000,596      -23.22%
                                                        1.15%             366,940     8.88          3,258,423      -23.26%
                                                        1.15%           1,555,166     8.876292     13,804,108      -23.26%
                                                        1.20%              45,671     8.79            401,444      -23.30%
                                                        1.20%           9,658,523     8.790442     84,902,686      -23.30%
                                                        1.25%              45,656     8.77            400,400      -23.33%
                                                        1.25%             993,227     8.771190      8,711,783      -23.33%
                                                        1.30%              67,018     8.75            586,406      -23.37%
                                                        1.30%           2,092,202     8.751979     18,310,908      -23.37%
                                                        1.35%               2,721     8.80             23,946      -23.41%
                                                        1.35%           1,369,865     8.800186     12,055,067      -23.41%
                                                        1.40%           1,413,808     8.781243     12,414,992      -23.45%
                                                        1.45%             181,524     8.762333      1,590,574      -23.49%
                                                        1.50%             490,285     8.743455      4,286,785      -23.53%
                                                        1.55%             192,161     8.724586      1,676,525      -23.57%
                                                        1.60%             396,437     8.705780      3,451,293      -23.61%
                                                        1.65%             374,963     8.686976      3,257,295      -23.65%
                                                        1.70%             108,893     6.341490        690,544      -23.68%
                                                        1.75%             298,969     6.329672      1,892,376      -23.72%
                                                        1.80%             241,639     6.317855      1,526,640      -23.76%
                                                        1.85%              50,789     6.306075        320,279      -23.80%
                                                        1.90%              17,392     6.294303        109,471      -23.84%
                                                        1.95%               7,514     6.282549         47,207      -23.88%
                                                        2.00%               2,143     6.270812         13,438      -23.92%
                                                        2.05%              53,835     6.259089        336,958      -23.96%
                                                        2.10%               5,969     6.247385         37,291      -24.00%
                                                        2.15%                  20     6.235687            125      -24.03%
                                                        2.20%              36,791     6.224012        228,988      -24.07%
                                                        2.25%              12,557     5.894657         74,019      -24.11%
                                                        0.95% EV***     7,471,357     8.771777     65,537,077      -23.52%
                                                        1.00% EV***     3,900,666     8.752885     34,142,081      -23.56%
                                                        1.05% EV***       355,093     8.734026      3,101,391      -23.60%
                                                        1.10% EV***     2,600,220     8.715201     22,661,440      -23.64%
                                                        1.15% EV***       961,466     8.696399      8,361,292      -23.67%
                                                        1.20% EV***       375,655     8.677634      3,259,797      -23.71%
                                                        1.25% EV***       696,747     6.884081      4,796,463      -23.75%
                                                        1.30% EV***       227,373     6.870219      1,562,102      -23.79%
                                                        1.35% EV***       246,843     6.856397      1,692,454      -23.83%
                                                        1.40% EV***       287,007     6.842560      1,963,863      -23.87%
                                                        1.45% EV***       142,667     6.828781        974,242      -23.91%
                                                        1.50% EV***       191,362     6.815000      1,304,132      -23.95%
                                                        1.55% EV***       215,967     6.801239      1,468,843      -23.99%
                                                        1.60% EV***       254,494     6.787518      1,727,383      -24.02%
                                                        1.65% EV***        28,825     6.773800        195,255      -24.06%
                                                        1.70% EV***        80,571     6.760100        544,668      -24.10%
                                                        1.75% EV***        31,351     6.746443        211,508      -24.14%
                                                        1.80% EV***         4,771     6.732794         32,122      -24.18%
                                                        1.85% EV***         9,452     6.719167         63,510      -24.22%
                                                        1.90% EV***         1,219     6.705560          8,174      -24.26%
                                                        1.95% EV***           135     6.691959            903      -24.30%
                                                        2.00% EV***         3,324     6.678395         22,199      -24.34%
                                                        2.20% EV***            46     6.624325            305      -24.49%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 ....................................    0.95%             157,719    10.64          1,678,127      -17.51%
                                                        0.95%           4,821,716    10.642941     51,317,239      -17.51%
                                                        1.00%              23,224    10.62            246,636      -17.55%
                                                        1.00%           2,344,733    10.615251     24,889,929      -17.55%
                                                        1.05%               2,239    10.59             23,707      -17.59%
                                                        1.05%             572,077    10.587631      6,056,940      -17.59%
                                                        1.10%             225,683     9.91          2,236,521      -17.63%
                                                        1.10%             458,204     9.914002      4,542,635      -17.63%
                                                        1.15%              66,369     9.89            656,394      -17.67%
                                                        1.15%             227,525     9.892733      2,250,844      -17.67%
                                                        1.20%               9,416     9.73             91,615      -17.71%
                                                        1.20%           1,610,872     9.728623     15,671,566      -17.71%
                                                        1.25%               4,170     9.71             40,493      -17.76%
                                                        1.25%             181,223     9.707308      1,759,187      -17.76%
                                                        1.30%              20,410     9.69            197,775      -17.80%
                                                        1.30%             381,726     9.686029      3,697,409      -17.80%
                                                        1.35%                 489     9.81              4,797      -17.84%
                                                        1.35%             293,976     9.807948      2,883,301      -17.84%
                                                        1.40%                 409     9.79              4,008      -17.88%
                                                        1.40%             258,982     9.786828      2,534,612      -17.88%
                                                        1.45%              23,361     9.765754        228,138      -17.92%
                                                        1.50%             126,927     9.744716      1,236,868      -17.96%
                                                        1.55%              52,321     9.723715        508,754      -18.01%
                                                        1.60%              49,299     9.702740        478,335      -18.05%
                                                        1.65%             130,244     9.681804      1,260,997      -18.09%
                                                        1.70%               8,203     7.258882         59,545      -18.13%
                                                        1.75%              19,452     7.245341        140,936      -18.17%
                                                        1.80%              65,450     7.231846        473,324      -18.22%
                                                        1.85%               6,223     7.218359         44,920      -18.26%
                                                        1.90%               8,658     7.204901         62,380      -18.30%
                                                        1.95%               2,279     7.191435         16,389      -18.34%
                                                        2.00%                 652     7.178001          4,680      -18.38%
                                                        2.05%              21,809     7.164595        156,253      -18.42%
                                                        2.15%                  88     7.137823            628      -18.51%
                                                        2.20%               2,622     7.124457         18,680      -18.55%
                                                        2.25%                 175     7.038931          1,232      -18.59%
                                                        0.95% EV***       969,671     9.782365      9,485,676      -17.93%
                                                        1.00% EV***       353,038     9.761307      3,446,112      -17.97%
                                                        1.05% EV***        43,824     9.740273        426,858      -18.01%
                                                        1.10% EV***       442,151     9.719301      4,297,399      -18.05%
                                                        1.15% EV***       114,508     9.698332      1,110,537      -18.09%
                                                        1.20% EV***        67,600     9.677418        654,193      -18.13%
                                                        1.25% EV***        56,974     7.791705        443,925      -18.18%
                                                        1.30% EV***        26,113     7.776043        203,056      -18.22%
                                                        1.35% EV***        19,158     7.760389        148,674      -18.26%
                                                        1.40% EV***        45,285     7.744749        350,721      -18.30%
                                                        1.45% EV***        13,723     7.729168        106,067      -18.34%
                                                        1.50% EV***        26,272     7.713570        202,651      -18.38%
                                                        1.55% EV***        40,049     7.698004        308,297      -18.43%
                                                        1.60% EV***        29,612     7.682477        227,494      -18.47%
                                                        1.65% EV***         6,761     7.666951         51,836      -18.51%
                                                        1.70% EV***        19,776     7.651471        151,315      -18.55%
                                                        1.75% EV***         8,085     7.636005         61,737      -18.59%
                                                        1.80% EV***         7,407     7.620549         56,445      -18.64%
                                                        1.85% EV***         9,472     7.605139         72,036      -18.68%
                                                        1.90% EV***           154     7.589752          1,169      -18.72%
                                                        1.95% EV***        30,114     7.574366        228,094      -18.76%
                                                        2.00% EV***         1,040     7.559023          7,861      -18.80%
                                                        2.10% EV***         1,520     7.528397         11,443      -18.89%
                                                        2.15% EV***         6,330     7.513112         47,558      -18.93%
                                                        2.20% EV***           642     7.497856          4,814      -18.97%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Dreyfus VIF - Appreciation Portfolio - Service Shares
           2002 ....................................    1.50%               6,247     8.360985         52,231      -16.39% 5/1/02
                                                        1.60%              12,734     8.355301        106,396      -16.45% 5/1/02
                                                        1.65%              13,964     8.352453        116,634      -16.48% 5/1/02
                                                        1.75%               3,227     8.346767         26,935      -16.53% 5/1/02
                                                        1.80%               2,933     8.343929         24,473      -16.56% 5/1/02
                                                        1.90%               2,834     8.338234         23,631      -16.62% 5/1/02
                                                        1.95%              11,269     8.335391         93,932      -16.65% 5/1/02
                                                        2.05%              43,886     8.329690        365,557      -16.70% 5/1/02
                                                        2.10%               7,316     8.326847         60,919      -16.73% 5/1/02
                                                        2.20%              12,695     8.321157        105,637      -16.79% 5/1/02
                                                        2.35%                 725     8.312603          6,027      -16.87% 5/1/02
                                                        2.45%               2,614     8.306902         21,714      -16.93% 5/1/02
                                                        2.50%                 432     8.304046          3,587      -16.96% 5/1/02

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2002 ....................................    0.95%               1,876     8.542795         16,026      -19.89%
                                                        1.10%                 359     8.528249          3,062      -20.01%
                                                        1.25%                 141     8.513692          1,200      -20.14%
                                                        1.35%               1,733     8.503992         14,737      -20.22%
                                                        1.40% EV***        23,167     7.585461        175,732      -20.65%

     Dreyfus VIF - International Value Portfolio - Initial Shares
           2002 ....................................    0.95%                 124     8.736895          1,083      -13.06%
                                                        1.10%               3,225     8.722016         28,129      -13.19%
                                                        1.15%               3,223     8.717060         28,095      -13.24%
                                                        1.40%                 251     8.692270          2,182      -13.46%
                                                        1.55%               1,234     8.677395         10,708      -13.59%

     Federated IS - American Leaders Fund II - Service Shares
           2002 ....................................    1.50%               3,758     8.060404         30,291      -19.40% 5/1/02
                                                        1.60%               3,432     8.054925         27,645      -19.45% 5/1/02
                                                        1.75%               1,911     8.046698         15,377      -19.53% 5/1/02
                                                        1.80%               1,127     8.043954          9,066      -19.56% 5/1/02
                                                        1.95%               6,278     8.035723         50,448      -19.64% 5/1/02
                                                        2.10%                  12     8.027486             96      -19.73% 5/1/02
                                                        2.20%                 148     8.021996          1,187      -19.78% 5/1/02

     Federated IS - Capital Appreciation Fund II - Service Shares
           2002 ....................................    1.50%               3,134     8.136153         25,499      -18.64% 5/1/02
                                                        1.60%              17,856     8.130621        145,180      -18.69% 5/1/02
                                                        1.80%               1,276     8.119551         10,361      -18.80% 5/1/02
                                                        1.90%               1,646     8.114008         13,356      -18.86% 5/1/02
                                                        1.95%              10,048     8.111235         81,502      -18.89% 5/1/02
                                                        2.05%               8,512     8.105694         68,996      -18.94% 5/1/02
                                                        2.10%                 197     8.102923          1,596      -18.97% 5/1/02
                                                        2.20%              10,869     8.097385         88,010      -19.03% 5/1/02
                                                        2.60%               1,187     8.075185          9,585      -19.25% 5/1/02

     Federated IS - High Income Bond Fund II - Service Shares
           2002 ....................................    1.50%              22,412     9.601107        215,180       -3.99% 5/1/02
                                                        1.60%               2,619     9.594594         25,128       -4.05% 5/1/02
                                                        1.65%              17,537     9.591337        168,203       -4.09% 5/1/02
                                                        1.75%               4,947     9.584812         47,416       -4.15% 5/1/02
                                                        1.80%               1,345     9.581547         12,887       -4.18% 5/1/02
                                                        1.90%                 444     9.575028          4,251       -4.25% 5/1/02
                                                        1.95%              10,407     9.571762         99,613       -4.28% 5/1/02
                                                        2.00%                 567     9.568491          5,425       -4.32% 5/1/02
                                                        2.05%              28,579     9.565241        273,365       -4.35% 5/1/02
                                                        2.10%               8,288     9.561965         79,250       -4.38% 5/1/02
                                                        2.15%               5,571     9.558703         53,252       -4.41% 5/1/02
                                                        2.20%               9,104     9.555433         86,993       -4.45% 5/1/02
                                                        2.35%               3,270     9.545638         31,214       -4.54% 5/1/02
                                                        2.45%                 309     9.539092          2,948       -4.61% 5/1/02
                                                        2.50%               1,411     9.535831         13,455       -4.64% 5/1/02
                                                        2.60%               1,229     9.529281         11,711       -4.71% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Federated IS - Quality Bond Fund II - Primary Shares
           2002 ....................................    0.95%              29,495    12.43            366,621      8.27%
                                                        0.95%           7,863,779    12.427549     97,727,499      8.27%
                                                        1.00%               4,921    12.40             61,018      8.21%
                                                        1.00%           2,829,491    12.404594     35,098,687      8.21%
                                                        1.05%                 671    12.38              8,313      8.16%
                                                        1.05%             530,807    12.381646      6,572,264      8.16%
                                                        1.10%              25,182    12.36            311,251      8.10%
                                                        1.10%           1,907,188    12.358755     23,570,469      8.10%
                                                        1.15%               3,519    12.34             43,427      8.05%
                                                        1.15%           1,006,137    12.335897     12,411,602      8.05%
                                                        1.20%                 557    12.31              6,859      8.00%
                                                        1.20%           4,768,723    12.313044     58,717,496      8.00%
                                                        1.25%                 451    12.29              5,546      7.94%
                                                        1.25%             379,021    12.290233      4,658,256      7.94%
                                                        1.30%                 191    12.27              2,348      7.89%
                                                        1.30%             763,064    12.267458      9,360,856      7.89%
                                                        1.35%           1,021,788    12.244728     12,511,516      7.83%
                                                        1.40%           1,294,920    12.222015     15,826,532      7.78%
                                                        1.45%              72,811    12.199338        888,246      7.72%
                                                        1.50%             247,375    12.176693      3,012,209      7.67%
                                                        1.55%             190,946    12.154048      2,320,767      7.61%
                                                        1.60%             198,304    12.131471      2,405,719      7.56%
                                                        1.65%             259,548    12.108907      3,142,843      7.50%
                                                        1.70%              82,994    12.086367      1,003,096      7.45%
                                                        1.75%             312,766    12.063856      3,773,164      7.39%
                                                        1.80%             167,948    12.041407      2,022,330      7.34%
                                                        1.85%             254,215    12.018959      3,055,400      7.28%
                                                        1.90%              13,926    11.996568        167,064      7.23%
                                                        1.95%               2,848    11.974186         34,102      7.18%
                                                        2.00%               2,600    11.951842         31,075      7.12%
                                                        2.05%              17,474    11.929514        208,456      7.07%
                                                        2.10%               1,328    11.907225         15,813      7.01%
                                                        2.15%                  62    11.884957            737      6.96%
                                                        2.20%              24,434    11.862727        289,854      6.90%
                                                        2.25%              21,446    12.271126        263,167      6.85%
                                                        0.95% EV***     3,926,124    12.141594     47,669,404      7.81%
                                                        1.00% EV***     1,387,212    12.118915     16,811,504      7.75%
                                                        1.05% EV***       249,913    12.096247      3,023,009      7.70%
                                                        1.10% EV***     1,792,609    12.073595     21,643,235      7.64%
                                                        1.15% EV***       739,205    12.050965      8,908,134      7.59%
                                                        1.20% EV***       224,861    12.028405      2,704,719      7.53%
                                                        1.25% EV***       194,674    12.005867      2,337,230      7.48%
                                                        1.30% EV***       176,494    11.983338      2,114,987      7.42%
                                                        1.35% EV***        47,022    11.960850        562,423      7.37%
                                                        1.40% EV***       282,414    11.938418      3,371,576      7.31%
                                                        1.45% EV***        28,830    11.916002        343,538      7.26%
                                                        1.50% EV***        40,951    11.893605        487,055      7.20%
                                                        1.55% EV***       202,066    11.871208      2,398,768      7.15%
                                                        1.60% EV***       114,623    11.848884      1,358,155      7.10%
                                                        1.65% EV***        51,659    11.826597        610,950      7.04%
                                                        1.70% EV***        54,672    11.804329        645,366      6.99%
                                                        1.75% EV***        27,454    11.782079        323,465      6.93%
                                                        1.80% EV***        15,891    11.759881        186,876      6.88%
                                                        1.85% EV***        36,894    11.737709        433,051      6.82%
                                                        1.90% EV***           201    11.715579          2,355      6.77%
                                                        1.95% EV***        61,554    11.693464        719,779      6.71%
                                                        2.00% EV***           188    11.671358          2,194      6.66%
                                                        2.05% EV***         2,371    11.649283         27,620      6.60%
                                                        2.10% EV***         6,298    11.627274         73,229      6.55%
                                                        2.15% EV***        14,770    11.605273        171,410      6.49%

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.20% EV***         1,216    11.583313         14,085        6.44%
                                                        2.25% EV***         2,716    11.561367         31,401        6.38%

     Federated IS - Quality Bond Fund II - Service Shares
           2002 ....................................    1.50%             103,583    10.674330      1,105,679        6.74% 5/1/02
                                                        1.60%              20,435    10.667089        217,982        6.67% 5/1/02
                                                        1.65%              64,180    10.663471        684,382        6.63% 5/1/02
                                                        1.75%              18,269    10.656222        194,679        6.56% 5/1/02
                                                        1.80%               9,900    10.652603        105,461        6.53% 5/1/02
                                                        1.90%               3,691    10.645349         39,292        6.45% 5/1/02
                                                        1.95%              48,819    10.641725        519,518        6.42% 5/1/02
                                                        2.00%               1,992    10.638091         21,191        6.38% 5/1/02
                                                        2.05%              30,839    10.634467        327,956        6.34% 5/1/02
                                                        2.10%              38,232    10.630846        406,439        6.31% 5/1/02
                                                        2.15%               5,503    10.627205         58,482        6.27% 5/1/02
                                                        2.20%              19,314    10.623577        205,184        6.24% 5/1/02
                                                        2.30%                 104    10.616316          1,104        6.16% 5/1/02
                                                        2.35%               3,124    10.612679         33,154        6.13% 5/1/02
                                                        2.45%               2,279    10.605424         24,170        6.05% 5/1/02
                                                        2.50%               7,948    10.601791         84,263        6.02% 5/1/02
                                                        2.60%              15,448    10.594526        163,664        5.95% 5/1/02

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2002 ....................................    0.95%             161,675     9.97          1,611,895      -17.79%
                                                        0.95%          18,534,616     9.967020    184,734,888      -17.79%
                                                        1.00%              16,716     9.94            166,155      -17.83%
                                                        1.00%           9,117,274     9.941078     90,635,532      -17.83%
                                                        1.05%               2,376     9.92             23,575      -17.87%
                                                        1.05%           1,927,082     9.915199     19,107,402      -17.87%
                                                        1.10%             191,367    10.24          1,959,597      -17.91%
                                                        1.10%           2,586,383    10.243000     26,492,321      -17.91%
                                                        1.15%              53,434    10.22            546,098      -17.95%
                                                        1.15%           1,276,492    10.220994     13,047,017      -17.95%
                                                        1.20%               7,210    10.24             73,831      -17.99%
                                                        1.20%           6,635,334    10.236736     67,924,162      -17.99%
                                                        1.25%              14,476    10.21            147,801      -18.04%
                                                        1.25%             692,248    10.214304      7,070,832      -18.04%
                                                        1.30%              14,983    10.19            152,680      -18.08%
                                                        1.30%             938,035    10.191923      9,560,380      -18.08%
                                                        1.35%           1,489,762    10.133398     15,096,351      -18.12%
                                                        1.40%                 450    10.11              4,553      -18.16%
                                                        1.40%             973,240    10.111588      9,841,002      -18.16%
                                                        1.45%             122,659    10.089795      1,237,604      -18.20%
                                                        1.50%             423,463    10.068066      4,263,453      -18.24%
                                                        1.55%             191,296    10.046372      1,921,831      -18.29%
                                                        1.60%             359,373    10.024679      3,602,599      -18.33%
                                                        1.65%             437,821    10.003066      4,379,552      -18.37%
                                                        1.70%              68,718     7.544918        518,472      -18.41%
                                                        1.75%             223,737     7.530864      1,684,933      -18.45%
                                                        1.80%             292,312     7.516835      2,197,261      -18.49%
                                                        1.85%              44,833     7.502801        336,373      -18.54%
                                                        1.90%              12,007     7.488805         89,918      -18.58%
                                                        1.95%              14,972     7.474825        111,913      -18.62%
                                                        2.00%               4,752     7.460863         35,454      -18.66%
                                                        2.05%              72,615     7.446930        540,759      -18.70%
                                                        2.15%                  85     7.419096            631      -18.78%
                                                        2.20%              25,233     7.405226        186,856      -18.83%
                                                        2.25%               8,266     8.265957         68,326      -18.87%
                                                        0.95% EV***     5,966,038    10.110831     60,321,602      -18.20%
                                                        1.00% EV***     2,429,072    10.089058     24,507,048      -18.25%
                                                        1.05% EV***       267,521    10.067338      2,693,224      -18.29%
                                                        1.10% EV***     2,138,907    10.045642     21,486,694      -18.33%
                                                        1.15% EV***       788,643    10.024003      7,905,360      -18.37%
                                                        1.20% EV***       263,033    10.002359      2,630,950      -18.41%
                                                        1.25% EV***       258,259     8.476745      2,189,196      -18.45%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30% EV***       149,215     8.459685      1,262,312      -18.49%
                                                        1.35% EV***       191,655     8.442647      1,618,076      -18.54%
                                                        1.40% EV***       312,820     8.425665      2,635,717      -18.58%
                                                        1.45% EV***        25,237     8.408673        212,210      -18.62%
                                                        1.50% EV***        81,854     8.391713        686,895      -18.66%
                                                        1.55% EV***       169,114     8.374802      1,416,296      -18.70%
                                                        1.60% EV***       149,134     8.357900      1,246,447      -18.74%
                                                        1.65% EV***         7,603     8.341019         63,417      -18.79%
                                                        1.70% EV***        20,404     8.324180        169,847      -18.83%
                                                        1.75% EV***        21,817     8.307354        181,242      -18.87%
                                                        1.80% EV***        16,892     8.290547        140,044      -18.91%
                                                        1.85% EV***         4,695     8.273780         38,845      -18.95%
                                                        1.90% EV***            94     8.257019            776      -18.99%
                                                        1.95% EV***           843     8.240313          6,947      -19.04%
                                                        2.00% EV***         6,797     8.223621         55,896      -19.08%
                                                        2.10% EV***         1,753     8.190292         14,358      -19.16%
                                                        2.15% EV***         5,851     8.173676         47,824      -19.20%
                                                        2.20% EV***            34     8.157072            277      -19.24%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
           2002 ....................................    1.50%             103,682     8.181219        848,245      -18.19% 5/1/02
                                                        1.60%              30,365     8.175659        248,254      -18.24% 5/1/02
                                                        1.65%              64,617     8.172872        528,106      -18.27% 5/1/02
                                                        1.75%              38,137     8.167310        311,477      -18.33% 5/1/02
                                                        1.80%              30,777     8.164523        251,280      -18.35% 5/1/02
                                                        1.90%              10,621     8.158949         86,656      -18.41% 5/1/02
                                                        1.95%              44,744     8.156165        364,939      -18.44% 5/1/02
                                                        2.00%               2,343     8.153375         19,103      -18.47% 5/1/02
                                                        2.05%              26,086     8.150588        212,616      -18.49% 5/1/02
                                                        2.10%              44,512     8.147807        362,675      -18.52% 5/1/02
                                                        2.15%                 845     8.145012          6,883      -18.55% 5/1/02
                                                        2.20%              18,684     8.142232        152,129      -18.58% 5/1/02
                                                        2.30%                 273     8.136651          2,221      -18.63% 5/1/02
                                                        2.35%                 765     8.133860          6,222      -18.66% 5/1/02
                                                        2.45%               5,871     8.128283         47,721      -18.72% 5/1/02
                                                        2.50%              13,570     8.125501        110,263      -18.74% 5/1/02
                                                        2.60%               7,877     8.119907         63,961      -18.80% 5/1/02

     Fidelity(R) VIP - Growth Portfolio - Service Class
           2002 ....................................    0.95%             160,397     9.35          1,499,712      -30.86%
                                                        0.95%          17,097,622     9.345645    159,788,306      -30.86%
                                                        1.00%              23,887     9.32            222,631      -30.90%
                                                        1.00%           9,566,665     9.321332     89,174,061      -30.90%
                                                        1.05%               2,049     9.30             19,053      -30.93%
                                                        1.05%           1,534,126     9.297061     14,262,863      -30.93%
                                                        1.10%             399,009     8.66          3,455,418      -30.97%
                                                        1.10%           2,001,192     8.662889     17,336,104      -30.97%
                                                        1.15%              91,574     8.64            791,197      -31.00%
                                                        1.15%             874,258     8.644282      7,557,333      -31.00%
                                                        1.20%               9,352     8.70             81,360      -31.04%
                                                        1.20%           7,886,970     8.695091     68,577,922      -31.04%
                                                        1.25%               7,811     8.68             67,800      -31.07%
                                                        1.25%             707,364     8.676036      6,137,116      -31.07%
                                                        1.30%               9,250     8.66             80,107      -31.11%
                                                        1.30%           1,615,401     8.657007     13,984,538      -31.11%
                                                        1.35%               1,583     8.57             13,571      -31.14%
                                                        1.35%           1,238,712     8.570136     10,615,930      -31.14%
                                                        1.40%             659,145     8.551687      5,636,802      -31.18%
                                                        1.45%             113,040     8.533273        964,601      -31.21%
                                                        1.50%             379,091     8.514851      3,227,903      -31.25%
                                                        1.55%              94,522     8.496503        803,106      -31.28%
                                                        1.60%             180,450     8.478157      1,529,883      -31.32%

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.65%             374,709     8.459859      3,169,985      -31.35%
                                                        1.70%              79,984     5.977313        478,089      -31.39%
                                                        1.75%             210,393     5.966173      1,255,241      -31.42%
                                                        1.80%             137,240     5.955034        817,269      -31.46%
                                                        1.85%              23,715     5.943919        140,960      -31.49%
                                                        1.90%               2,709     5.932835         16,072      -31.53%
                                                        1.95%               4,547     5.921737         26,926      -31.56%
                                                        2.00%               2,410     5.910677         14,245      -31.60%
                                                        2.05%              25,200     5.899618        148,670      -31.63%
                                                        2.10%               8,661     5.888587         51,001      -31.67%
                                                        2.20%              12,016     5.866545         70,492      -31.74%
                                                        0.95% EV***     6,579,249     8.538084     56,174,181      -31.27%
                                                        1.00% EV***     3,603,543     8.519700     30,701,105      -31.30%
                                                        1.05% EV***       342,482     8.501335      2,911,554      -31.34%
                                                        1.10% EV***     1,712,839     8.482994     14,530,003      -31.37%
                                                        1.15% EV***       485,490     8.464689      4,109,522      -31.41%
                                                        1.20% EV***       363,000     8.446424      3,066,052      -31.44%
                                                        1.25% EV***       782,576     6.294838      4,926,189      -31.48%
                                                        1.30% EV***       103,124     6.282154        647,841      -31.51%
                                                        1.35% EV***       111,622     6.269497        699,814      -31.55%
                                                        1.40% EV***       194,000     6.256857      1,213,830      -31.58%
                                                        1.45% EV***        89,319     6.244227        557,728      -31.62%
                                                        1.50% EV***        64,133     6.231628        399,653      -31.65%
                                                        1.55% EV***       175,800     6.219039      1,093,307      -31.69%
                                                        1.60% EV***        72,931     6.206479        452,645      -31.72%
                                                        1.65% EV***        25,890     6.193942        160,361      -31.76%
                                                        1.70% EV***        36,817     6.181406        227,581      -31.79%
                                                        1.75% EV***        18,332     6.168903        113,088      -31.83%
                                                        1.80% EV***         6,343     6.156416         39,050      -31.86%
                                                        1.85% EV***         7,937     6.143946         48,764      -31.90%
                                                        1.90% EV***           211     6.131490          1,294      -31.93%
                                                        1.95% EV***            95     6.119054            581      -31.97%
                                                        2.05% EV***           413     6.094257          2,517      -32.04%
                                                        2.15% EV***         7,368     6.069530         44,720      -32.11%
                                                        2.20% EV***            67     6.057185            406      -32.14%

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
           2002 ....................................    1.50%              46,247     7.438044        343,987      -25.62% 5/1/02
                                                        1.60%              18,166     7.432981        135,028      -25.67% 5/1/02
                                                        1.65%              27,789     7.430451        206,485      -25.70% 5/1/02
                                                        1.75%              16,544     7.425381        122,846      -25.75% 5/1/02
                                                        1.80%               6,509     7.422855         48,315      -25.77% 5/1/02
                                                        1.90%                 361     7.417784          2,678      -25.82% 5/1/02
                                                        1.95%              16,637     7.415251        123,368      -25.85% 5/1/02
                                                        2.00%                 983     7.412716          7,287      -25.87% 5/1/02
                                                        2.05%              41,118     7.410187        304,692      -25.90% 5/1/02
                                                        2.10%               9,254     7.407642         68,550      -25.92% 5/1/02
                                                        2.20%               9,818     7.402571         72,678      -25.97% 5/1/02
                                                        2.35%                 184     7.394955          1,361      -26.05% 5/1/02
                                                        2.45%               5,114     7.389888         37,792      -26.10% 5/1/02
                                                        2.60%               3,952     7.382277         29,175      -26.18% 5/1/02

     Fidelity(R) VIP - High Income Portfolio - Service Class
           2002 ....................................    0.95%             155,486     7.05          1,096,179        2.63%
                                                        0.95%           9,076,686     7.045440     63,949,247        2.63%
                                                        1.00%               7,857     7.03             55,236        2.58%
                                                        1.00%           3,788,342     7.027108     26,621,088        2.58%
                                                        1.05%               4,243     7.01             29,744        2.53%
                                                        1.05%           1,315,908     7.008816      9,222,957        2.53%
                                                        1.10%             120,363     7.69            925,592        2.48%
                                                        1.10%             910,988     7.692360      7,007,648        2.48%
                                                        1.15%              19,052     7.68            146,322        2.43%
                                                        1.15%             344,265     7.675825      2,642,518        2.43%
                                                        1.20%               2,629     7.55             19,847        2.37%
                                                        1.20%           3,658,404     7.554754     27,638,342        2.37%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.25%               2,776     7.54              20,928       2.32%
                                                        1.25%             280,662     7.538157       2,115,674       2.32%
                                                        1.30%               2,767     7.52              20,806       2.27%
                                                        1.30%             414,418     7.521629       3,117,098       2.27%
                                                        1.35%               1,540     7.61              11,717       2.22%
                                                        1.35%             383,124     7.610038       2,915,588       2.22%
                                                        1.40%             303,944     7.593653       2,308,045       2.17%
                                                        1.45%              22,397     7.577300         169,709       2.12%
                                                        1.50%             105,546     7.560980         798,031       2.06%
                                                        1.55%              51,679     7.544684         389,902       2.01%
                                                        1.60%              81,059     7.528392         610,244       1.96%
                                                        1.65%              93,458     7.512154         702,071       1.91%
                                                        1.70%              10,990     6.490761          71,333       1.86%
                                                        1.75%              58,528     6.478666         379,183       1.80%
                                                        1.80%              54,118     6.466604         349,960       1.75%
                                                        1.85%              12,980     6.454537          83,780       1.70%
                                                        1.90%                 179     6.442506           1,153       1.65%
                                                        2.00%                 328     6.418462           2,105       1.55%
                                                        2.05%              18,822     6.406466         120,583       1.49%
                                                        2.20%              19,278     6.370568         122,812       1.34%
                                                        2.25%                 210     6.714163           1,410       1.29%
                                                        0.95% EV***     2,344,662     7.580848      17,774,526       2.12%
                                                        1.00% EV***     1,149,115     7.564517       8,692,500       2.07%
                                                        1.05% EV***       204,072     7.548221       1,540,381       2.02%
                                                        1.10% EV***       761,403     7.531950       5,734,849       1.97%
                                                        1.15% EV***       400,000     7.515707       3,006,283       1.92%
                                                        1.20% EV***       131,502     7.499501         986,199       1.86%
                                                        1.25% EV***       118,522     7.030420         833,259       1.81%
                                                        1.30% EV***       153,885     7.016265       1,079,698       1.76%
                                                        1.35% EV***        40,577     7.002138         284,126       1.71%
                                                        1.40% EV***        85,182     6.988034         595,255       1.66%
                                                        1.45% EV***         7,224     6.973961          50,380       1.60%
                                                        1.50% EV***        26,149     6.959873         181,994       1.55%
                                                        1.55% EV***        42,149     6.945807         292,759       1.50%
                                                        1.60% EV***        35,987     6.931802         249,455       1.45%
                                                        1.65% EV***        61,738     6.917784         427,090       1.40%
                                                        1.70% EV***        38,792     6.903835         267,814       1.35%
                                                        1.75% EV***        11,592     6.889855          79,867       1.29%
                                                        1.80% EV***         1,011     6.875918           6,952       1.24%
                                                        1.85% EV***         2,340     6.862008          16,057       1.19%
                                                        2.20% EV***            43     6.765173             291       0.83%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
           2002 ....................................    0.95%              17,811     7.68             136,785     -21.10%
                                                        0.95%           3,152,328     7.680997      24,213,022     -21.10%
                                                        1.00%               3,025     7.66              23,171     -21.14%
                                                        1.00%           1,212,326     7.661004       9,287,634     -21.14%
                                                        1.05%             306,410     7.641053       2,341,295     -21.18%
                                                        1.10%              30,386     8.42             255,851     -21.22%
                                                        1.10%             116,811     8.421945         983,776     -21.22%
                                                        1.15%              13,089     8.40             109,944     -21.26%
                                                        1.15%              59,810     8.403857         502,635     -21.26%
                                                        1.20%               2,851     7.78              22,178     -21.30%
                                                        1.20%           1,097,807     7.775040       8,535,493     -21.30%
                                                        1.25%                  87     7.76                 677     -21.34%
                                                        1.25%              91,887     7.757996         712,859     -21.34%
                                                        1.30%               1,034     7.74               8,003     -21.38%
                                                        1.30%             166,392     7.740990       1,288,039     -21.38%
                                                        1.35%              84,579     8.331809         704,696     -21.42%
                                                        1.40%              52,706     8.313864         438,191     -21.46%
                                                        1.45%              14,954     8.295957         124,058     -21.50%
                                                        1.50%              42,344     8.278081         350,527     -21.54%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.55%              11,161     8.260228         92,192      -21.58%
                                                        1.60%              19,046     8.242406        156,985      -21.62%
                                                        1.65%              26,237     8.224601        215,789      -21.66%
                                                        1.70%               9,243     6.288770         58,127      -21.70%
                                                        1.75%               5,199     6.277043         32,634      -21.74%
                                                        1.80%              20,134     6.265330        126,146      -21.78%
                                                        1.85%                  47     6.253645            294      -21.82%
                                                        1.90%                 337     6.241968          2,104      -21.86%
                                                        2.05%               5,683     6.207036         35,275      -21.98%
                                                        2.20%               5,977     6.172254         36,892      -22.10%
                                                        0.95% EV***       505,984     8.302960      4,201,165      -21.54%
                                                        1.00% EV***       308,123     8.285079      2,552,823      -21.58%
                                                        1.05% EV***        18,513     8.267222        153,051      -21.62%
                                                        1.10% EV***       100,438     8.249389        828,552      -21.66%
                                                        1.15% EV***        33,714     8.231611        277,521      -21.70%
                                                        1.20% EV***        24,339     8.213838        199,917      -21.74%
                                                        1.25% EV***        14,952     6.716533        100,426      -21.77%
                                                        1.30% EV***        14,025     6.703010         94,010      -21.81%
                                                        1.35% EV***         8,521     6.689501         57,001      -21.85%
                                                        1.40% EV***        33,439     6.676020        223,239      -21.89%
                                                        1.45% EV***         7,708     6.662566         51,355      -21.93%
                                                        1.50% EV***         9,723     6.649119         64,649      -21.97%
                                                        1.55% EV***        13,532     6.635696         89,794      -22.01%
                                                        1.60% EV***         6,649     6.622288         44,032      -22.05%
                                                        1.65% EV***         4,481     6.608912         29,615      -22.09%
                                                        1.80% EV***           154     6.568885          1,012      -22.21%
                                                        1.85% EV***            51     6.555586            334      -22.25%

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
           2002 ....................................    1.50%              18,910     7.718273        145,953      -22.82% 5/1/02
                                                        1.60%              12,120     7.713021         93,482      -22.87% 5/1/02
                                                        1.65%              29,320     7.710394        226,069      -22.90% 5/1/02
                                                        1.75%              11,503     7.705133         88,632      -22.95% 5/1/02
                                                        1.80%               9,723     7.702512         74,892      -22.97% 5/1/02
                                                        1.90%               5,767     7.697259         44,390      -23.03% 5/1/02
                                                        1.95%              44,665     7.694630        343,681      -23.05% 5/1/02
                                                        2.00%               2,359     7.691991         18,145      -23.08% 5/1/02
                                                        2.05%              21,093     7.689363        162,192      -23.11% 5/1/02
                                                        2.10%              14,269     7.686734        109,682      -23.13% 5/1/02
                                                        2.15%                 619     7.684104          4,756      -23.16% 5/1/02
                                                        2.20%              19,972     7.681468        153,414      -23.19% 5/1/02
                                                        2.35%               1,046     7.673577          8,027      -23.26% 5/1/02
                                                        2.45%               5,728     7.668310         43,924      -23.32% 5/1/02
                                                        2.50%               1,923     7.665671         14,741      -23.34% 5/1/02
                                                        2.60%               3,360     7.660402         25,739      -23.40% 5/1/02

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
           2002 ....................................    0.95%             726,014     7.747856      5,625,052      -22.52% 5/1/02
                                                        1.00%             171,279     7.745225      1,326,594      -22.55% 5/1/02
                                                        1.05%              35,812     7.742612        277,278      -22.57% 5/1/02
                                                        1.10%              85,196     7.739985        659,416      -22.60% 5/1/02
                                                        1.15%              63,478     7.737361        491,152      -22.63% 5/1/02
                                                        1.20%             402,647     7.734738      3,114,369      -22.65% 5/1/02
                                                        1.25%              18,142     7.732121        140,276      -22.68% 5/1/02
                                                        1.30%              58,270     7.729491        450,397      -22.71% 5/1/02
                                                        1.35%              59,582     7.726868        460,382      -22.73% 5/1/02
                                                        1.40%             142,079     7.724242      1,097,453      -22.76% 5/1/02
                                                        1.45%               2,181     7.721614         16,841      -22.78% 5/1/02
                                                        1.50%              21,285     7.718997        164,299      -22.81% 5/1/02
                                                        1.55%               8,447     7.716368         65,180      -22.84% 5/1/02
                                                        1.60%              19,278     7.713742        148,706      -22.86% 5/1/02
                                                        1.65%              34,256     7.711109        264,152      -22.89% 5/1/02
                                                        1.70%               1,881     7.708483         14,500      -22.92% 5/1/02
                                                        1.75%               3,915     7.705852         30,168      -22.94% 5/1/02
                                                        1.80%               5,208     7.703235         40,118      -22.97% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.85%               5,361     7.700598         41,283      -22.99% 5/1/02
                                                        1.90%               2,307     7.697965         17,759      -23.02% 5/1/02
                                                        2.00%                   6     7.692711             46      -23.07% 5/1/02
                                                        2.05%              14,622     7.690083        112,444      -23.10% 5/1/02
                                                        2.20%               4,111     7.682181         31,581      -23.18% 5/1/02
                                                        2.25%                 284     7.679551          2,181      -23.20% 5/1/02
                                                        0.95% EV***       211,737     7.720305      1,634,674      -22.80% 5/1/02
                                                        1.00% EV***        58,657     7.717683        452,696      -22.82% 5/1/02
                                                        1.05% EV***         7,566     7.715069         58,372      -22.85% 5/1/02
                                                        1.10% EV***        73,092     7.712454        563,719      -22.88% 5/1/02
                                                        1.15% EV***        12,799     7.709829         98,678      -22.90% 5/1/02
                                                        1.20% EV***        22,016     7.707218        169,682      -22.93% 5/1/02
                                                        1.25% EV***         8,426     7.704590         64,919      -22.95% 5/1/02
                                                        1.30% EV***         2,724     7.701974         20,980      -22.98% 5/1/02
                                                        1.35% EV***         8,238     7.699353         63,427      -23.01% 5/1/02
                                                        1.40% EV***        13,301     7.696733        102,374      -23.03% 5/1/02
                                                        1.45% EV***           405     7.694115          3,116      -23.06% 5/1/02
                                                        1.50% EV***           247     7.691485          1,900      -23.09% 5/1/02
                                                        1.55% EV***         1,574     7.688878         12,102      -23.11% 5/1/02
                                                        1.60% EV***         3,666     7.686245         28,178      -23.14% 5/1/02
                                                        1.65% EV***           841     7.683625          6,462      -23.16% 5/1/02
                                                        1.70% EV***         1,252     7.681001          9,617      -23.19% 5/1/02
                                                        1.75% EV***         1,303     7.678376         10,005      -23.22% 5/1/02
                                                        1.85% EV***            85     7.673136            652      -23.27% 5/1/02
                                                        2.15% EV***         2,507     7.657369         19,197      -23.43% 5/1/02
                                                        2.20% EV***            18     7.654744            138      -23.45% 5/1/02
                                                        2.25% EV***           800     7.652115          6,122      -23.48% 5/1/02

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2002 ....................................    0.95%             240,508    11.34          2,727,357      -10.29%
                                                        0.95%          15,001,343    11.336946    170,069,416      -10.29%
                                                        1.00%              23,729    11.31            268,377      -10.33%
                                                        1.00%           7,425,811    11.307460     83,967,061      -10.33%
                                                        1.05%               1,234    11.28             13,917      -10.38%
                                                        1.05%           1,198,461    11.278034     13,516,284      -10.38%
                                                        1.10%             441,974    11.26          4,976,625      -10.42%
                                                        1.10%           1,264,891    11.255043     14,236,403      -10.42%
                                                        1.15%              84,084    11.23            944,265      -10.47%
                                                        1.15%             604,920    11.230871      6,793,778      -10.47%
                                                        1.20%              11,022    11.04            121,682      -10.51%
                                                        1.20%           5,632,662    11.039054     62,179,260      -10.51%
                                                        1.25%               8,270    11.01             91,058      -10.56%
                                                        1.25%             437,579    11.014882      4,819,881      -10.56%
                                                        1.30%              29,004    10.99            318,759      -10.60%
                                                        1.30%             876,068    10.990756      9,628,650      -10.60%
                                                        1.35%                 450    11.13              5,010      -10.65%
                                                        1.35%             709,044    11.134608      7,894,927      -10.65%
                                                        1.40%             506,121    11.110642      5,623,329      -10.69%
                                                        1.45%              63,336    11.086716        702,188      -10.74%
                                                        1.50%             379,402    11.062836      4,197,262      -10.78%
                                                        1.55%             144,484    11.038967      1,594,954      -10.83%
                                                        1.60%             150,565    11.015156      1,658,497      -10.88%
                                                        1.65%             327,760    10.991394      3,602,539      -10.92%
                                                        1.70%              44,931     7.932488        356,415      -10.97%
                                                        1.75%             157,532     7.917710      1,247,293      -11.01%
                                                        1.80%             182,472     7.902955      1,442,068      -11.06%
                                                        1.85%              25,544     7.888206        201,496      -11.10%
                                                        1.90%              12,461     7.873493         98,112      -11.15%
                                                        1.95%               4,959     7.858792         38,972      -11.19%
                                                        2.00%                 432     7.844111          3,389      -11.24%
                                                        2.05%              49,241     7.829445        385,530      -11.28%
                                                        2.10%                 190     7.814811          1,485      -11.33%

                                                         Contract                      Unit         Contract      Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.15%                 167     7.800188          1,303      -11.37%
                                                        2.20%              23,235     7.785588        180,898      -11.42%
                                                        2.25%               5,809     6.920130         40,199      -11.46%
                                                        0.95% EV***     4,045,543    11.107424     44,935,561      -10.72%
                                                        1.00% EV***     2,169,079    11.083523     24,041,037      -10.76%
                                                        1.05% EV***       225,667    11.059647      2,495,797      -10.81%
                                                        1.10% EV***     1,081,864    11.035812     11,939,248      -10.85%
                                                        1.15% EV***       417,672    11.012014      4,599,410      -10.90%
                                                        1.20% EV***       165,238    10.988257      1,815,678      -10.94%
                                                        1.25% EV***       164,678     8.469073      1,394,670      -10.99%
                                                        1.30% EV***       100,785     8.452039        851,839      -11.03%
                                                        1.35% EV***        98,507     8.434993        830,906      -11.08%
                                                        1.40% EV***       191,616     8.418012      1,613,026      -11.12%
                                                        1.45% EV***        58,424     8.401053        490,823      -11.17%
                                                        1.50% EV***        77,013     8.384109        645,685      -11.21%
                                                        1.55% EV***       167,683     8.367204      1,403,038      -11.26%
                                                        1.60% EV***        68,125     8.350322        568,866      -11.31%
                                                        1.65% EV***        28,545     8.333454        237,878      -11.35%
                                                        1.70% EV***        36,288     8.316606        301,793      -11.40%
                                                        1.75% EV***        16,680     8.299813        138,441      -11.44%
                                                        1.80% EV***         7,747     8.283012         64,168      -11.49%
                                                        1.85% EV***        35,365     8.266241        292,336      -11.53%
                                                        1.90% EV***           468     8.249508          3,861      -11.58%
                                                        1.95% EV***        64,056     8.232796        527,360      -11.62%
                                                        2.00% EV***         2,158     8.216113         17,730      -11.67%
                                                        2.05% EV***         4,198     8.199466         34,421      -11.71%
                                                        2.10% EV***         3,253     8.182824         26,619      -11.76%
                                                        2.15% EV***         9,539     8.166213         77,898      -11.80%
                                                        2.20% EV***         1,161     8.149621          9,462      -11.85%
                                                        2.25% EV***         2,524     8.133074         20,528      -11.89%
                                                        2.40% EV***            39     8.083550            315      -12.03%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
           2002 ....................................    1.50%              47,786     8.625875        412,196      -13.74% 5/1/02
                                                        1.60%              30,068     8.619998        259,186      -13.80% 5/1/02
                                                        1.65%              33,613     8.617065        289,645      -13.83% 5/1/02
                                                        1.75%              21,884     8.611210        188,448      -13.89% 5/1/02
                                                        1.80%               9,081     8.608264         78,172      -13.92% 5/1/02
                                                        1.90%              12,572     8.602399        108,149      -13.98% 5/1/02
                                                        1.95%              73,640     8.599464        633,265      -14.01% 5/1/02
                                                        2.00%               6,043     8.596525         51,949      -14.03% 5/1/02
                                                        2.05%              27,507     8.593584        236,384      -14.06% 5/1/02
                                                        2.10%              26,192     8.590655        225,006      -14.09% 5/1/02
                                                        2.15%               2,447     8.587714         21,014      -14.12% 5/1/02
                                                        2.20%              32,481     8.584775        278,842      -14.15% 5/1/02
                                                        2.35%               4,984     8.575959         42,743      -14.24% 5/1/02
                                                        2.45%               1,724     8.570074         14,775      -14.30% 5/1/02
                                                        2.50%               3,069     8.567134         26,293      -14.33% 5/1/02
                                                        2.60%               4,851     8.561243         41,531      -14.39% 5/1/02

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2002 ....................................    0.95%              32,587     7.12            232,016      -22.66%
                                                        0.95%           4,846,275     7.116855     34,490,236      -22.66%
                                                        1.00%                 737     7.10              5,231      -22.70%
                                                        1.00%           3,192,682     7.098321     22,662,682      -22.70%
                                                        1.05%             529,270     7.079820      3,747,136      -22.74%
                                                        1.10%              70,065     6.79            475,738      -22.78%
                                                        1.10%             156,766     6.788835      1,064,259      -22.78%
                                                        1.15%              12,538     6.77             84,881      -22.82%
                                                        1.15%              69,240     6.774232        469,048      -22.82%
                                                        1.20%               1,705     6.82             11,626      -22.85%
                                                        1.20%           1,192,505     6.823011      8,136,475      -22.85%
                                                        1.25%               1,379     6.81              9,391      -22.89%
                                                        1.25%             134,676     6.808058        916,882      -22.89%
                                                        1.30%               2,217     6.79             15,052      -22.93%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30%             210,912     6.793127      1,432,752      -22.93%
                                                        1.35%             115,674     6.716136        776,882      -22.97%
                                                        1.40%              86,765     6.701675        581,471      -23.01%
                                                        1.45%              18,445     6.687212        123,346      -23.05%
                                                        1.50%              50,001     6.672816        333,647      -23.09%
                                                        1.55%              22,387     6.658420        149,062      -23.13%
                                                        1.60%              17,309     6.644054        115,002      -23.17%
                                                        1.65%              65,430     6.629704        433,782      -23.21%
                                                        1.70%               8,471     5.187189         43,941      -23.25%
                                                        1.75%               9,579     5.177522         49,595      -23.28%
                                                        1.80%               3,367     5.167863         17,400      -23.32%
                                                        1.85%               5,565     5.158219         28,705      -23.36%
                                                        1.90%               2,337     5.148599         12,032      -23.40%
                                                        1.95%               1,870     5.138966          9,610      -23.44%
                                                        2.05%               4,904     5.119765         25,107      -23.52%
                                                        2.20%               2,479     5.091068         12,621      -23.64%
                                                        0.95% EV***       656,981     6.686316      4,392,783      -23.08%
                                                        1.00% EV***       388,213     6.671902      2,590,119      -23.12%
                                                        1.05% EV***        35,203     6.657522        234,365      -23.16%
                                                        1.10% EV***       225,811     6.643168      1,500,100      -23.20%
                                                        1.15% EV***        77,476     6.628826        513,575      -23.23%
                                                        1.20% EV***        33,515     6.614516        221,686      -23.27%
                                                        1.25% EV***        53,275     5.369106        286,039      -23.31%
                                                        1.30% EV***        34,929     5.358280        187,159      -23.35%
                                                        1.35% EV***        13,866     5.347486         74,148      -23.39%
                                                        1.40% EV***        29,390     5.336707        156,846      -23.43%
                                                        1.45% EV***        19,109     5.325932        101,773      -23.47%
                                                        1.50% EV***         9,803     5.315181         52,105      -23.51%
                                                        1.55% EV***         7,565     5.304452         40,128      -23.55%
                                                        1.60% EV***         5,692     5.293734         30,132      -23.59%
                                                        1.65% EV***         1,267     5.283042          6,694      -23.63%
                                                        1.70% EV***        15,586     5.272359         82,175      -23.66%
                                                        1.75% EV***         3,970     5.261680         20,889      -23.70%
                                                        1.80% EV***            94     5.251028            494      -23.74%
                                                        1.85% EV***           116     5.240393            608      -23.78%
                                                        1.90% EV***           130     5.229757            680      -23.82%
                                                        1.95% EV***            43     5.219171            224      -23.86%

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
           2002 ....................................    1.50%              28,213     8.568929        241,755      -14.31% 5/1/02
                                                        1.60%              17,590     8.563111        150,625      -14.37% 5/1/02
                                                        1.65%              18,298     8.560195        156,634      -14.40% 5/1/02
                                                        1.75%               7,132     8.554371         61,010      -14.46% 5/1/02
                                                        1.80%               6,840     8.551452         58,492      -14.49% 5/1/02
                                                        1.90%               4,363     8.545619         37,285      -14.54% 5/1/02
                                                        1.95%              36,108     8.542713        308,460      -14.57% 5/1/02
                                                        2.00%               3,484     8.539795         29,753      -14.60% 5/1/02
                                                        2.05%              50,812     8.536882        433,776      -14.63% 5/1/02
                                                        2.10%              12,870     8.533965        109,832      -14.66% 5/1/02
                                                        2.15%               1,987     8.531037         16,951      -14.69% 5/1/02
                                                        2.20%              18,585     8.528123        158,495      -14.72% 5/1/02
                                                        2.45%                 870     8.513529          7,407      -14.86% 5/1/02
                                                        2.50%               2,430     8.510607         20,681      -14.89% 5/1/02
                                                        2.60%               2,270     8.504756         19,306      -14.95% 5/1/02

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2002 ....................................    0.95%             234,553     7.461630      1,750,148      -25.38% 5/1/02
                                                        1.00%              42,313     7.459102        315,617      -25.41% 5/1/02
                                                        1.05%              11,180     7.456574         83,364      -25.43% 5/1/02
                                                        1.10%              61,140     7.454046        455,740      -25.46% 5/1/02
                                                        1.15%              32,277     7.451528        240,513      -25.48% 5/1/02
                                                        1.20%             157,219     7.448995      1,171,124      -25.51% 5/1/02

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------    ----------   --------------   --------
                                                        1.25%                 606     7.446470          4,513      -25.54% 5/1/02
                                                        1.30%              24,509     7.443946        182,444      -25.56% 5/1/02
                                                        1.35%              23,920     7.441418        177,999      -25.59% 5/1/02
                                                        1.40%              29,435     7.438892        218,964      -25.61% 5/1/02
                                                        1.45%                   7     7.436365             52      -25.64% 5/1/02
                                                        1.50%               1,668     7.433831         12,400      -25.66% 5/1/02
                                                        1.55%              64,476     7.431305        479,141      -25.69% 5/1/02
                                                        1.60%              37,699     7.428775        280,057      -25.71% 5/1/02
                                                        1.65%               6,844     7.426249         50,825      -25.74% 5/1/02
                                                        1.70%                 988     7.423709          7,335      -25.76% 5/1/02
                                                        1.75%               8,048     7.421189         59,726      -25.79% 5/1/02
                                                        1.80%               1,302     7.418650          9,659      -25.81% 5/1/02
                                                        1.85%                 708     7.416124          5,251      -25.84% 5/1/02
                                                        1.90%               2,253     7.413590         16,703      -25.86% 5/1/02
                                                        1.95%                 220     7.411055          1,630      -25.89% 5/1/02
                                                        2.00%               1,294     7.408523          9,587      -25.91% 5/1/02
                                                        2.05%                 161     7.405989          1,192      -25.94% 5/1/02
                                                        2.10%                 169     7.403455          1,251      -25.97% 5/1/02
                                                        2.20%                 600     7.398393          4,439      -26.02% 5/1/02
                                                        0.95% EV***        70,301     7.433417        522,577      -25.67% 5/1/02
                                                        1.00% EV***        12,180     7.430893         90,508      -25.69% 5/1/02
                                                        1.05% EV***         9,657     7.428369         71,736      -25.72% 5/1/02
                                                        1.10% EV***        10,003     7.425858         74,281      -25.74% 5/1/02
                                                        1.15% EV***         4,617     7.423330         34,274      -25.77% 5/1/02
                                                        1.20% EV***         7,789     7.420810         57,801      -25.79% 5/1/02
                                                        1.25% EV***         4,653     7.418293         34,517      -25.82% 5/1/02
                                                        1.30% EV***         9,843     7.415772         72,993      -25.84% 5/1/02
                                                        1.35% EV***           623     7.413247          4,618      -25.87% 5/1/02
                                                        1.55% EV***         3,996     7.403151         29,583      -25.97% 5/1/02
                                                        1.60% EV***         9,667     7.400626         71,542      -25.99% 5/1/02
                                                        1.65% EV***         1,551     7.398101         11,474      -26.02% 5/1/02
                                                        1.70% EV***         1,798     7.395576         13,297      -26.04% 5/1/02
                                                        1.75% EV***           939     7.393048          6,942      -26.07% 5/1/02
                                                        1.85% EV***         3,150     7.388002         23,272      -26.12% 5/1/02
                                                        2.00% EV***         2,972     7.380416         21,935      -26.20% 5/1/02
                                                        2.20% EV***            37     7.370293            273      -26.30% 5/1/02

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
           2002 ....................................    1.50%               9,372     7.480890         70,111      -25.19% 5/1/02
                                                        1.60%               9,559     7.475794         71,461      -25.24% 5/1/02
                                                        1.65%               1,126     7.473249          8,415      -25.27% 5/1/02
                                                        1.75%               6,168     7.468157         46,064      -25.32% 5/1/02
                                                        1.80%               1,525     7.465607         11,385      -25.34% 5/1/02
                                                        1.90%               1,880     7.460508         14,026      -25.39% 5/1/02
                                                        1.95%              11,054     7.457961         82,440      -25.42% 5/1/02
                                                        2.05%               3,243     7.452860         24,170      -25.47% 5/1/02
                                                        2.10%               5,355     7.450311         39,896      -25.50% 5/1/02
                                                        2.15%               2,166     7.447769         16,132      -25.52% 5/1/02
                                                        2.20%               7,274     7.445212         54,156      -25.55% 5/1/02
                                                        2.35%                 194     7.437557          1,443      -25.62% 5/1/02
                                                        2.50%                 134     7.429905            996      -25.70% 5/1/02
                                                        2.60%                 933     7.424796          6,927      -25.75% 5/1/02

     First Horizon Capital Appreciation Portfolio
           2002 ....................................    0.95%               2,748     8.937198         24,559      -19.40%
                                                        1.10%                 622     8.919246          5,548      -19.52%
                                                        1.15%               1,301     8.913273         11,596      -19.56%
                                                        1.20%                 947     8.907304          8,435      -19.60%
                                                        1.40%               4,498     8.883397         39,958      -19.77%
                                                        1.50%               1,853     8.871464         16,439      -19.85%
                                                        1.55%               1,627     8.865478         14,424      -19.89%
                                                        1.60%                 964     8.859519          8,541      -19.93%
                                                        1.65%               1,691     8.853554         14,971      -19.97%
                                                        1.70%               5,141     8.847571         45,485      -20.01%
                                                        2.00%                 210     8.811787          1,850      -20.25%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
        Initial Funding by Depositor
           2002 ....................................      --               50,000     8.869998        443,500      -18.62%
     First Horizon Growth & Income Portfolio
           2002 ....................................    0.95%              13,438     7.518632        101,035      -26.81%
                                                        1.10%              53,590     7.503537        402,115      -26.92%
                                                        1.15%               2,693     7.498507         20,193      -26.96%
                                                        1.20%              17,110     7.493478        128,213      -27.00%
                                                        1.25%                 611     7.488460          4,575      -27.03%
                                                        1.35%               2,172     7.478403         16,243      -27.11%
                                                        1.40%              10,886     7.473377         81,355      -27.15%
                                                        1.50%               2,113     7.463332         15,770      -27.22%
                                                        1.55%              20,181     7.458308        150,516      -27.26%
                                                        1.60%               6,885     7.453289         51,316      -27.29%
                                                        1.65%               1,953     7.448264         14,546      -27.33%
                                                        1.70%               6,516     7.443251         48,500      -27.37%
                                                        1.80%                 106     7.433211            788      -27.44%
                                                        2.00%               2,258     7.413151         16,739      -27.59%
        Initial Funding by Depositor
           2002 ....................................      --               50,000     7.439240        371,962      -26.11%
     Gartmore GVIT Comstock Value Fund - Class I
           2002 ....................................    0.95%               4,562     7.77             35,449      -25.86%
                                                        0.95%           1,157,865     7.767974      8,994,265      -25.86%
                                                        1.00%                 786     7.75              6,090      -25.89%
                                                        1.00%             722,630     7.747775      5,598,775      -25.89%
                                                        1.05%             158,442     7.727599      1,224,376      -25.93%
                                                        1.10%               7,520     7.89             59,336      -25.97%
                                                        1.10%              75,893     7.892787        599,007      -25.97%
                                                        1.15%               9,374     7.88             73,863      -26.01%
                                                        1.15%             112,032     7.875820        882,344      -26.01%
                                                        1.20%                  99     7.91                783      -26.04%
                                                        1.20%             531,848     7.914998      4,209,576      -26.04%
                                                        1.25%                 276     7.90              2,182      -26.08%
                                                        1.25%              47,498     7.897653        375,123      -26.08%
                                                        1.30%                 138     7.88              1,086      -26.12%
                                                        1.30%             101,008     7.880333        795,977      -26.12%
                                                        1.35%             132,267     7.808298      1,032,780      -26.16%
                                                        1.40%              60,100     7.791482        468,268      -26.19%
                                                        1.45%              15,836     7.774693        123,120      -26.23%
                                                        1.50%              38,059     7.757941        295,259      -26.27%
                                                        1.55%              21,255     7.741201        164,539      -26.31%
                                                        1.60%              17,136     7.724509        132,367      -26.34%
                                                        1.65%              75,083     7.707824        578,727      -26.38%
                                                        1.70%              12,399     6.017346         74,609      -26.42%
                                                        1.75%              14,770     6.006135         88,711      -26.46%
                                                        1.80%              24,126     5.994918        144,633      -26.49%
                                                        1.85%               1,887     5.983746         11,291      -26.53%
                                                        1.90%               1,116     5.972569          6,665      -26.57%
                                                        1.95%                 247     5.961415          1,472      -26.61%
                                                        2.05%               4,325     5.939149         25,687      -26.68%
                                                        2.20%                 123     5.905872            726      -26.79%
                                                        0.95% EV***       336,584     7.780517      2,618,798      -26.27%
                                                        1.00% EV***       297,713     7.763746      2,311,368      -26.31%
                                                        1.05% EV***        30,990     7.747028        240,080      -26.34%
                                                        1.10% EV***       106,470     7.730333        823,049      -26.38%
                                                        1.15% EV***        64,989     7.713648        501,302      -26.42%
                                                        1.20% EV***        29,698     7.696995        228,585      -26.46%
                                                        1.25% EV***         5,231     6.430473         33,638      -26.49%
                                                        1.30% EV***         3,868     6.417531         24,823      -26.53%
                                                        1.35% EV***         3,580     6.404622         22,929      -26.57%
                                                        1.40% EV***         9,207     6.391699         58,848      -26.61%

                                                         Contract                     Unit          Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.45% EV***         3,982     6.378813         25,400      -26.64%
                                                        1.50% EV***         2,419     6.365938         15,399      -26.68%
                                                        1.55% EV***        25,315     6.353095        160,829      -26.72%
                                                        1.60% EV***         1,478     6.340254          9,371      -26.76%
                                                        1.65% EV***         3,742     6.327454         23,677      -26.79%
                                                        1.75% EV***         6,003     6.301892         37,830      -26.87%
                                                        1.80% EV***           453     6.289133          2,849      -26.91%
                                                        1.85% EV***         1,219     6.276398          7,651      -26.94%
                                                        2.00% EV***            75     6.238309            468      -27.06%
                                                        2.15% EV***         3,987     6.200393         24,721      -27.17%
                                                        2.25% EV***         1,542     6.175220          9,522      -27.24%
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2002 ....................................    0.95%              22,102    12.24            270,532      -16.11%
                                                        0.95%           4,053,421    12.239605     49,612,272      -16.11%
                                                        1.00%               1,746    12.21             21,324      -16.15%
                                                        1.00%           1,731,378    12.207752     21,136,233      -16.15%
                                                        1.05%                 111    12.18              1,352      -16.19%
                                                        1.05%             270,265    12.175959      3,290,736      -16.19%
                                                        1.10%              37,262    13.65            508,628      -16.24%
                                                        1.10%             692,347    13.651955      9,451,890      -16.24%
                                                        1.15%               9,273    13.62            126,304      -16.28%
                                                        1.15%             343,541    13.622624      4,679,930      -16.28%
                                                        1.20%               1,290    13.60             17,542      -16.32%
                                                        1.20%           1,479,757    13.601153     20,126,401      -16.32%
                                                        1.25%                 865    13.57             11,742      -16.36%
                                                        1.25%             163,764    13.571367      2,222,501      -16.36%
                                                        1.30%               1,665    13.54             22,548      -16.41%
                                                        1.30%             281,745    13.541599      3,815,278      -16.41%
                                                        1.35%             287,070    13.505833      3,877,119      -16.45%
                                                        1.40%             304,784    13.476762      4,107,501      -16.49%
                                                        1.45%              21,266    13.447730        285,979      -16.53%
                                                        1.50%              95,144    13.418734      1,276,712      -16.58%
                                                        1.55%              68,131    13.389824        912,262      -16.62%
                                                        1.60%              85,515    13.360934      1,142,560      -16.66%
                                                        1.65%             115,102    13.332102      1,534,552      -16.70%
                                                        1.70%               8,650    10.471383         90,577      -16.75%
                                                        1.75%              94,605    10.451848        988,797      -16.79%
                                                        1.80%              66,524    10.432365        694,003      -16.83%
                                                        1.85%              14,321    10.412893        149,123      -16.87%
                                                        1.90%               4,021    10.393469         41,792      -16.91%
                                                        1.95%               3,484    10.374056         36,143      -16.96%
                                                        2.00%               1,856    10.354673         19,218      -17.00%
                                                        2.05%              27,177    10.335306        280,883      -17.04%
                                                        2.10%               6,287    10.315991         64,857      -17.08%
                                                        2.15%                  74    10.296690            762      -17.13%
                                                        2.20%              13,922    10.277402        143,082      -17.17%
                                                        2.25%               3,877     8.840892         34,276      -17.21%
                                                        0.95% EV***     1,337,833    13.489512     18,046,714      -16.51%
                                                        1.00% EV***     1,024,097    13.460469     13,784,826      -16.55%
                                                        1.05% EV***        77,163    13.431469      1,036,412      -16.59%
                                                        1.10% EV***       692,826    13.402538      9,285,627      -16.63%
                                                        1.15% EV***       191,482    13.373633      2,560,810      -16.68%
                                                        1.20% EV***        87,875    13.344796      1,172,674      -16.72%
                                                        1.25% EV***       119,645    10.811703      1,293,566      -16.76%
                                                        1.30% EV***        29,376    10.789958        316,966      -16.80%
                                                        1.35% EV***        38,804    10.768248        417,851      -16.85%
                                                        1.40% EV***       124,690    10.746540      1,339,986      -16.89%
                                                        1.45% EV***        30,429    10.724911        326,348      -16.93%
                                                        1.50% EV***        17,152    10.703261        183,582      -16.97%
                                                        1.55% EV***        94,182    10.681686      1,006,023      -17.02%
                                                        1.60% EV***        77,420    10.660147        825,309      -17.06%
                                                        1.65% EV***         7,676    10.638596         81,662      -17.10%
                                                        1.70% EV***        12,743    10.617120        135,294      -17.14%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.75% EV***        12,260    10.595663        129,903      -17.19%
                                                        1.80% EV***         9,172    10.574231         96,987      -17.23%
                                                        1.85% EV***        16,504    10.552825        174,164      -17.27%
                                                        1.90% EV***            77    10.531459            811      -17.31%
                                                        1.95% EV***        42,074    10.510133        442,203      -17.35%
                                                        2.00% EV***         2,809    10.488826         29,463      -17.40%
                                                        2.10% EV***         2,383    10.446334         24,894      -17.48%
                                                        2.20% EV***           842    10.403950          8,760      -17.57%
                                                        2.25% EV***           342    10.382810          3,551      -17.61%

     Gartmore GVIT Emerging Markets Fund - Class I
           2002 ....................................    0.95%               2,763     6.85             18,928      -16.04%
                                                        0.95%             215,320     6.853997      1,475,803      -16.04%
                                                        1.00%              49,152     6.846219        336,505      -16.08%
                                                        1.05%               5,353     6.838436         36,606      -16.12%
                                                        1.10%                 848     6.83              5,793      -16.16%
                                                        1.10%              24,834     6.830658        169,633      -16.16%
                                                        1.15%                  76     6.82                522      -16.21%
                                                        1.15%               9,900     6.822884         67,547      -16.21%
                                                        1.20%              25,405     6.815122        173,138      -16.25%
                                                        1.25%               2,882     6.807349         19,619      -16.29%
                                                        1.30%               7,977     6.799600         54,240      -16.33%
                                                        1.35%              11,753     6.791842         79,825      -16.38%
                                                        1.40%               4,374     6.784099         29,674      -16.42%
                                                        1.45%               1,450     6.776365          9,826      -16.46%
                                                        1.50%               2,471     6.768606         16,725      -16.50%
                                                        1.55%                 542     6.760886          3,664      -16.54%
                                                        1.60%                 128     6.753156            864      -16.59%
                                                        1.65%               9,286     6.745447         62,638      -16.63%
                                                        1.75%               3,847     6.729993         25,890      -16.71%
                                                        1.80%               4,773     6.722291         32,085      -16.76%
                                                        2.05%               2,168     6.683831         14,491      -16.97%
                                                        0.95% EV***        61,878     5.834276        361,013      -16.43%
                                                        1.00% EV***        22,278     5.827343        129,822      -16.48%
                                                        1.05% EV***         2,615     5.820426         15,220      -16.52%
                                                        1.10% EV***        20,392     5.813514        118,549      -16.56%
                                                        1.15% EV***         6,678     5.806609         38,777      -16.60%
                                                        1.20% EV***         1,498     5.799706          8,688      -16.64%
                                                        1.25% EV***         4,192     5.792797         24,283      -16.69%
                                                        1.30% EV***           179     5.785902          1,036      -16.73%
                                                        1.35% EV***           772     5.779007          4,461      -16.77%
                                                        1.40% EV***         5,760     5.772116         33,247      -16.81%
                                                        1.45% EV***           179     5.765231          1,032      -16.86%
                                                        1.55% EV***         1,370     5.751486          7,880      -16.94%
                                                        1.60% EV***           254     5.744621          1,459      -16.98%
                                                        1.65% EV***         1,363     5.737754          7,821      -17.03%
                                                        1.70% EV***           162     5.730898            928      -17.07%
                                                        1.75% EV***            89     5.724038            509      -17.11%
                                                        1.85% EV***            76     5.710340            434      -17.20%

     Gartmore GVIT Emerging Markets Fund - Class III
           2002 ....................................    0.95%             166,114     7.523761      1,249,802      -24.76% 5/1/02
                                                        1.00%             212,742     7.521210      1,600,077      -24.79% 5/1/02
                                                        1.05%               4,611     7.518664         34,669      -24.81% 5/1/02
                                                        1.10%              48,124     7.516119        361,706      -24.84% 5/1/02
                                                        1.15%              17,957     7.513570        134,921      -24.86% 5/1/02
                                                        1.20%              73,731     7.511024        553,795      -24.89% 5/1/02
                                                        1.25%               6,288     7.508471         47,213      -24.92% 5/1/02
                                                        1.30%              33,881     7.505927        254,308      -24.94% 5/1/02
                                                        1.35%              62,972     7.503370        472,502      -24.97% 5/1/02
                                                        1.40%              13,369     7.500827        100,279      -24.99% 5/1/02
                                                        1.45%                 535     7.498277          4,012      -25.02% 5/1/02

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.50%               6,742     7.495729         50,536     -25.04% 5/1/02
                                                        1.55%               2,299     7.493172         17,227     -25.07% 5/1/02
                                                        1.60%              11,229     7.490620         84,112     -25.09% 5/1/02
                                                        1.65%               5,208     7.488067         38,998     -25.12% 5/1/02
                                                        1.70%                 124     7.485519            928     -25.14% 5/1/02
                                                        1.75%               4,311     7.482965         32,259     -25.17% 5/1/02
                                                        1.80%               7,339     7.480416         54,899     -25.20% 5/1/02
                                                        1.85%               1,477     7.477857         11,045     -25.22% 5/1/02
                                                        1.90%               6,997     7.475305         52,305     -25.25% 5/1/02
                                                        2.05%               3,434     7.467644         25,644     -25.32% 5/1/02
                                                        2.25%                 152     7.457415          1,134     -25.43% 5/1/02
                                                        0.95% EV***        72,923     7.495989        546,630     -25.04% 5/1/02
                                                        1.00% EV***       401,932     7.493440      3,011,853     -25.07% 5/1/02
                                                        1.05% EV***         1,644     7.490900         12,315     -25.09% 5/1/02
                                                        1.10% EV***        99,201     7.488362        742,853     -25.12% 5/1/02
                                                        1.15% EV***        12,883     7.485815         96,440     -25.14% 5/1/02
                                                        1.20% EV***        10,589     7.483277         79,240     -25.17% 5/1/02
                                                        1.25% EV***        10,020     7.480731         74,957     -25.19% 5/1/02
                                                        1.30% EV***         1,783     7.478183         13,334     -25.22% 5/1/02
                                                        1.35% EV***         4,832     7.475643         36,122     -25.24% 5/1/02
                                                        1.40% EV***         1,439     7.473096         10,754     -25.27% 5/1/02
                                                        1.45% EV***           283     7.470552          2,114     -25.29% 5/1/02
                                                        1.50% EV***           850     7.468009          6,348     -25.32% 5/1/02
                                                        1.55% EV***         7,305     7.465454         54,535     -25.35% 5/1/02
                                                        1.60% EV***         1,091     7.462912          8,142     -25.37% 5/1/02
                                                        1.65% EV***         1,423     7.460363         10,616     -25.40% 5/1/02
                                                        1.75% EV***            18     7.455268            134     -25.45% 5/1/02
                                                        1.80% EV***           463     7.452722          3,451     -25.47% 5/1/02
                                                        1.85% EV***            16     7.450167            119     -25.50% 5/1/02

     Gartmore GVIT Federated High Income Bond Fund - Class I
           2002 ....................................    0.95%              24,884    10.49            261,033       2.24%
                                                        0.95%           3,829,969    10.488660     40,171,243       2.24%
                                                        1.00%               1,251    10.46             13,080       2.19%
                                                        1.00%           1,545,440    10.461368     16,167,417       2.19%
                                                        1.05%                 375    10.43              3,914       2.14%
                                                        1.05%             351,269    10.434145      3,665,192       2.14%
                                                        1.10%              14,753    10.07            148,567       2.09%
                                                        1.10%             648,150    10.072515      6,528,501       2.09%
                                                        1.15%               2,486    10.05             24,980       2.04%
                                                        1.15%             333,651    10.050887      3,353,488       2.04%
                                                        1.20%                 493    10.24              5,052       1.99%
                                                        1.20%           2,243,608    10.244088     22,983,718       1.99%
                                                        1.25%                 607    10.22              6,202       1.94%
                                                        1.25%             117,757    10.221629      1,203,668       1.94%
                                                        1.30%                  61    10.20                622       1.88%
                                                        1.30%             267,492    10.199226      2,728,211       1.88%
                                                        1.35%             266,558     9.964745      2,656,182       1.83%
                                                        1.40%             184,694     9.943317      1,836,471       1.78%
                                                        1.45%              29,638     9.921909        294,066       1.73%
                                                        1.50%              79,115     9.900524        783,280       1.68%
                                                        1.55%              74,817     9.879176        739,130       1.63%
                                                        1.60%              65,927     9.857878        649,900       1.57%
                                                        1.65%              69,821     9.836609        686,802       1.52%
                                                        1.70%               8,110     9.069535         73,554       1.47%
                                                        1.75%              99,578     9.052629        901,443       1.42%
                                                        1.80%              58,976     9.035786        532,895       1.37%
                                                        1.85%              13,882     9.018929        125,201       1.32%
                                                        1.90%                 441     9.002106          3,970       1.26%
                                                        1.95%               1,239     8.985305         11,133       1.21%
                                                        2.00%                 387     8.968533          3,471       1.16%
                                                        2.05%               6,267     8.951783         56,101       1.11%
                                                        2.10%               1,288     8.935042         11,508       1.06%
                                                        2.20%               6,387     8.901664         56,855       0.95%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        0.95% EV***     1,534,624     9.943131     15,258,967       1.79%
                                                        1.00% EV***       517,380     9.921735      5,133,307       1.73%
                                                        1.05% EV***        70,276     9.900397        695,760       1.68%
                                                        1.10% EV***       458,070     9.879045      4,525,294       1.63%
                                                        1.15% EV***       138,195     9.857743      1,362,291       1.58%
                                                        1.20% EV***        72,584     9.836480        713,971       1.53%
                                                        1.25% EV***        87,967     9.476034        833,578       1.48%
                                                        1.30% EV***        52,120     9.456978        492,898       1.42%
                                                        1.35% EV***         8,326     9.437937         78,580       1.37%
                                                        1.40% EV***        63,050     9.418942        593,864       1.32%
                                                        1.45% EV***        19,261     9.399970        181,053       1.27%
                                                        1.50% EV***         5,901     9.381020         55,357       1.22%
                                                        1.55% EV***        49,903     9.362113        467,198       1.17%
                                                        1.60% EV***        21,959     9.343224        205,168       1.11%
                                                        1.65% EV***         8,251     9.324360         76,935       1.06%
                                                        1.70% EV***         9,771     9.305536         90,924       1.01%
                                                        1.75% EV***         8,309     9.286719         77,163       0.96%
                                                        1.80% EV***           282     9.267951          2,614       0.91%
                                                        1.85% EV***           756     9.249193          6,992       0.86%
                                                        2.05% EV***         1,347     9.174501         12,358       0.65%

     Gartmore GVIT Global Financial Services Fund - Class III
           2002 ....................................    0.95%             114,272     8.841677      1,010,356      -11.58% 1/25/02
                                                        1.00%              22,197     8.837503        196,166      -11.62% 1/25/02
                                                        1.05%               6,771     8.833350         59,811      -11.67% 1/25/02
                                                        1.10%              12,064     8.829190        106,515      -11.71% 1/25/02
                                                        1.15%               8,257     8.825014         72,868      -11.75% 1/25/02
                                                        1.20%              29,366     8.820856        259,033      -11.79% 1/25/02
                                                        1.25%               1,635     8.816690         14,415      -11.83% 1/25/02
                                                        1.30%               1,808     8.812529         15,933      -11.87% 1/25/02
                                                        1.35%               1,163     8.808359         10,244      -11.92% 1/25/02
                                                        1.40%               4,853     8.804197         42,727      -11.96% 1/25/02
                                                        1.45%                 342     8.800026          3,010      -12.00% 1/25/02
                                                        1.50%                 167     8.795864          1,469      -12.04% 1/25/02
                                                        1.55%                 359     8.791707          3,156      -12.08% 1/25/02
                                                        1.60%              11,785     8.787543        103,561      -12.12% 1/25/02
                                                        1.65%               6,443     8.783377         56,591      -12.17% 1/25/02
                                                        1.70%               1,747     8.779218         15,337      -12.21% 1/25/02
                                                        1.75%                 478     8.775030          4,194      -12.25% 1/25/02
                                                        1.80%               1,558     8.770871         13,665      -12.29% 1/25/02
                                                        1.85%                  67     8.766715            587      -12.33% 1/25/02
                                                        2.00%                  53     8.754210            464      -12.46% 1/25/02
                                                        0.95% EV***        22,813     8.801762        200,795      -11.98% 1/25/02
                                                        1.00% EV***         2,488     8.797602         21,888      -12.02% 1/25/02
                                                        1.05% EV***         1,437     8.793454         12,636      -12.07% 1/25/02
                                                        1.10% EV***         4,566     8.789301         40,132      -12.11% 1/25/02
                                                        1.15% EV***         1,146     8.785140         10,068      -12.15% 1/25/02
                                                        1.20% EV***         1,193     8.780990         10,476      -12.19% 1/25/02
                                                        1.35% EV***           110     8.768526            965      -12.31% 1/25/02
                                                        1.40% EV***           323     8.764366          2,831      -12.36% 1/25/02
                                                        1.50% EV***         1,120     8.756062          9,807      -12.44% 1/25/02
                                                        1.55% EV***         3,211     8.751896         28,102      -12.48% 1/25/02
                                                        1.60% EV***         3,547     8.747743         31,028      -12.52% 1/25/02
                                                        1.65% EV***           134     8.743597          1,172      -12.56% 1/25/02
                                                        1.70% EV***           481     8.739432          4,204      -12.61% 1/25/02
                                                        1.75% EV***           247     8.735283          2,158      -12.65% 1/25/02
                                                        1.80% EV***           300     8.731118          2,619      -12.69% 1/25/02
                                                        1.95% EV***            24     8.718645            209      -12.81% 1/25/02
                                                        2.00% EV***            69     8.714489            601      -12.86% 1/25/02


                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Gartmore GVIT Global Health Sciences Fund - Class III
           2002 ....................................    0.95%             238,287     8.465900      2,017,314      -15.34% 1/25/02
                                                        1.00%             122,965     8.461905      1,040,518      -15.38% 1/25/02
                                                        1.05%               8,946     8.457919         75,665      -15.42% 1/25/02
                                                        1.10%              33,262     8.453928        281,195      -15.46% 1/25/02
                                                        1.15%              25,104     8.449939        212,127      -15.50% 1/25/02
                                                        1.20%              44,898     8.445947        379,206      -15.54% 1/25/02
                                                        1.25%               2,863     8.441957         24,169      -15.58% 1/25/02
                                                        1.30%              13,849     8.437976        116,858      -15.62% 1/25/02
                                                        1.35%               6,720     8.433972         56,676      -15.66% 1/25/02
                                                        1.40%              14,285     8.429985        120,422      -15.70% 1/25/02
                                                        1.45%               2,426     8.426002         20,441      -15.74% 1/25/02
                                                        1.50%               4,766     8.422011         40,139      -15.78% 1/25/02
                                                        1.55%               8,581     8.418014         72,235      -15.82% 1/25/02
                                                        1.60%              14,250     8.414030        119,900      -15.86% 1/25/02
                                                        1.65%              24,433     8.410033        205,482      -15.90% 1/25/02
                                                        1.70%                 707     8.406045          5,943      -15.94% 1/25/02
                                                        1.75%              21,698     8.402053        182,308      -15.98% 1/25/02
                                                        1.80%               2,964     8.398056         24,892      -16.02% 1/25/02
                                                        1.85%               2,201     8.394065         18,475      -16.06% 1/25/02
                                                        1.95%               5,753     8.386081         48,245      -16.14% 1/25/02
                                                        2.00%                 764     8.382091          6,404      -16.18% 1/25/02
                                                        2.05%               4,021     8.378093         33,688      -16.22% 1/25/02
                                                        2.10%                 488     8.374116          4,087      -16.26% 1/25/02
                                                        2.15%                 865     8.370118          7,240      -16.30% 1/25/02
                                                        2.20%                 625     8.366124          5,229      -16.34% 1/25/02
                                                        2.35%               2,532     8.354139         21,153      -16.46% 1/25/02
                                                        2.45%                 234     8.346160          1,953      -16.54% 1/25/02
                                                        2.60%               1,425     8.334185         11,876      -16.66% 1/25/02
                                                        0.95% EV***        60,120     8.426884        506,624      -15.73% 1/25/02
                                                        1.00% EV***       193,955     8.422914      1,633,666      -15.77% 1/25/02
                                                        1.05% EV***           328     8.418929          2,761      -15.81% 1/25/02
                                                        1.10% EV***        65,589     8.414949        551,928      -15.85% 1/25/02
                                                        1.15% EV***         8,458     8.410971         71,140      -15.89% 1/25/02
                                                        1.20% EV***         3,912     8.406985         32,888      -15.93% 1/25/02
                                                        1.25% EV***         3,606     8.403003         30,301      -15.97% 1/25/02
                                                        1.35% EV***         3,556     8.395044         29,853      -16.05% 1/25/02
                                                        1.40% EV***         3,923     8.391058         32,918      -16.09% 1/25/02
                                                        1.50% EV***         1,182     8.383093          9,909      -16.17% 1/25/02
                                                        1.55% EV***         7,350     8.379123         61,587      -16.21% 1/25/02
                                                        1.60% EV***         2,962     8.375135         24,807      -16.25% 1/25/02
                                                        1.65% EV***           444     8.371153          3,717      -16.29% 1/25/02
                                                        1.75% EV***           503     8.363187          4,207      -16.37% 1/25/02
                                                        1.80% EV***           521     8.359205          4,355      -16.41% 1/25/02
                                                        1.95% EV***           165     8.347250          1,377      -16.53% 1/25/02
                                                        2.20% EV***            29     8.327336            241      -16.73% 1/25/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 ....................................    0.95%               2,773     1.93              5,352      -43.33%
                                                        0.95%             409,418     1.930212        790,264      -43.33%
                                                        1.00%             201,069     1.928007        387,662      -43.36%
                                                        1.05%              13,865     1.925818         26,701      -43.38%
                                                        1.10%               7,624     1.92             14,638      -43.41%
                                                        1.10%              91,902     1.923621        176,785      -43.41%
                                                        1.15%               2,307     1.92              4,430      -43.44%
                                                        1.15%              28,253     1.921414         54,286      -43.44%
                                                        1.20%             200,130     1.919236        384,097      -43.47%
                                                        1.25%              17,329     1.917037         33,220      -43.50%
                                                        1.30%               1,131     1.91              2,160      -43.53%
                                                        1.30%               8,453     1.914851         16,186      -43.53%
                                                        1.35%              11,020     1.912655         21,077      -43.56%
                                                        1.40%              12,255     1.910471         23,413      -43.58%
                                                        1.45%               7,882     1.908285         15,041      -43.61%
                                                        1.50%              14,606     1.906091         27,840      -43.64%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.55%              11,220     1.903920         21,362      -43.67%
                                                        1.60%               6,667     1.901728         12,679      -43.70%
                                                        1.65%               1,837     1.899557          3,489      -43.73%
                                                        1.70%               2,313     1.897376          4,389      -43.76%
                                                        1.75%               2,995     1.895195          5,676      -43.79%
                                                        1.80%               5,631     1.893021         10,660      -43.81%
                                                        1.85%               3,258     1.890847          6,160      -43.84%
                                                        1.90%               4,222     1.888681          7,974      -43.87%
                                                        2.05%                 676     1.882161          1,272      -43.96%
                                                        2.20%               3,233     1.875661          6,064      -44.04%
                                                        0.95% EV***       198,589     2.354710        467,620      -43.74%
                                                        1.00% EV***        65,245     2.351699        153,437      -43.77%
                                                        1.05% EV***        14,422     2.348695         33,873      -43.79%
                                                        1.10% EV***        95,519     2.345694        224,058      -43.82%
                                                        1.15% EV***        21,357     2.342690         50,033      -43.85%
                                                        1.20% EV***        11,346     2.339702         26,546      -43.88%
                                                        1.25% EV***        14,238     2.336702         33,270      -43.91%
                                                        1.30% EV***         4,409     2.333704         10,289      -43.94%
                                                        1.35% EV***         1,563     2.330719          3,643      -43.97%
                                                        1.40% EV***        10,650     2.327734         24,790      -44.00%
                                                        1.50% EV***           196     2.321750            455      -44.05%
                                                        1.55% EV***         3,470     2.318780          8,046      -44.08%
                                                        1.60% EV***           105     2.315791            243      -44.11%
                                                        1.65% EV***           404     2.312813            934      -44.14%
                                                        1.75% EV***            68     2.306867            157      -44.20%

     Gartmore GVIT Global Technology and Communications Fund - Class III
           2002 ....................................    0.95%             205,746     7.143608      1,469,769      -28.56% 5/1/02
                                                        1.00%              49,173     7.141192        351,154      -28.59% 5/1/02
                                                        1.05%              29,276     7.138770        208,995      -28.61% 5/1/02
                                                        1.10%              20,638     7.136357        147,280      -28.64% 5/1/02
                                                        1.15%              12,007     7.133934         85,657      -28.66% 5/1/02
                                                        1.20%              78,415     7.131516        559,218      -28.68% 5/1/02
                                                        1.25%               4,524     7.129086         32,252      -28.71% 5/1/02
                                                        1.30%               9,246     7.126672         65,893      -28.73% 5/1/02
                                                        1.35%               1,116     7.124249          7,951      -28.76% 5/1/02
                                                        1.40%               6,327     7.121827         45,060      -28.78% 5/1/02
                                                        1.50%                 866     7.116977          6,163      -28.83% 5/1/02
                                                        1.55%               2,230     7.114557         15,865      -28.85% 5/1/02
                                                        1.60%                 271     7.112126          1,927      -28.88% 5/1/02
                                                        1.65%               6,152     7.109711         43,739      -28.90% 5/1/02
                                                        1.70%                 255     7.107282          1,812      -28.93% 5/1/02
                                                        1.75%               4,598     7.104858         32,668      -28.95% 5/1/02
                                                        1.80%               1,045     7.102429          7,422      -28.98% 5/1/02
                                                        1.85%                 597     7.100003          4,239      -29.00% 5/1/02
                                                        2.05%                  45     7.090301            319      -29.10% 5/1/02
                                                        2.20%                 198     7.083013          1,402      -29.17% 5/1/02
                                                        0.95% EV***        35,507     7.116315        252,679      -28.84% 5/1/02
                                                        1.00% EV***        14,195     7.113898        100,982      -28.86% 5/1/02
                                                        1.10% EV***        10,926     7.109071         77,674      -28.91% 5/1/02
                                                        1.15% EV***         8,146     7.106651         57,891      -28.93% 5/1/02
                                                        1.20% EV***           986     7.104237          7,005      -28.96% 5/1/02
                                                        1.25% EV***         1,737     7.101822         12,336      -28.98% 5/1/02
                                                        1.30% EV***         1,078     7.099399          7,653      -29.01% 5/1/02
                                                        1.35% EV***           225     7.096979          1,597      -29.03% 5/1/02
                                                        1.40% EV***           432     7.094564          3,065      -29.05% 5/1/02
                                                        1.55% EV***         1,088     7.087311          7,711      -29.13% 5/1/02
                                                        1.60% EV***         2,080     7.084889         14,737      -29.15% 5/1/02
                                                        1.65% EV***           589     7.082471          4,172      -29.18% 5/1/02
                                                        1.70% EV***         1,340     7.080047          9,487      -29.20% 5/1/02

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80% EV***            91     7.075207            644      -29.25% 5/1/02
                                                        1.90% EV***           257     7.070368          1,817      -29.30% 5/1/02
                                                        1.95% EV***            28     7.067947            198      -29.32% 5/1/02

     Gartmore GVIT Global Utilities Fund - Class III
           2002 ....................................    0.95%              25,519     7.956800        203,050      -20.43% 1/25/02
                                                        1.00%               7,040     7.953058         55,990      -20.47% 1/25/02
                                                        1.05%               1,820     7.949305         14,468      -20.51% 1/25/02
                                                        1.10%               2,236     7.945569         17,766      -20.54% 1/25/02
                                                        1.15%                 756     7.941816          6,004      -20.58% 1/25/02
                                                        1.20%              11,055     7.938080         87,755      -20.62% 1/25/02
                                                        1.25%                 702     7.934323          5,570      -20.66% 1/25/02
                                                        1.30%                 366     7.930578          2,903      -20.69% 1/25/02
                                                        1.35%                 755     7.926832          5,985      -20.73% 1/25/02
                                                        1.40%               2,582     7.923073         20,457      -20.77% 1/25/02
                                                        1.50%                 210     7.915587          1,662      -20.84% 1/25/02
                                                        1.55%                 630     7.911840          4,984      -20.88% 1/25/02
                                                        1.60%               4,160     7.908084         32,898      -20.92% 1/25/02
                                                        1.65%                  98     7.904327            775      -20.96% 1/25/02
                                                        1.75%                  10     7.896831             79      -21.03% 1/25/02
                                                        1.85%               2,599     7.889333         20,504      -21.11% 1/25/02
                                                        1.95%               2,262     7.881827         17,829      -21.18% 1/25/02
                                                        2.05%                 266     7.874340          2,095      -21.26% 1/25/02
                                                        0.95% EV***        17,907     7.917221        141,774      -20.83% 1/25/02
                                                        1.00% EV***         1,544     7.913494         12,218      -20.87% 1/25/02
                                                        1.10% EV***         1,785     7.906022         14,112      -20.94% 1/25/02
                                                        1.15% EV***         2,273     7.902271         17,962      -20.98% 1/25/02
                                                        1.20% EV***            65     7.898532            513      -21.01% 1/25/02
                                                        1.30% EV***         1,816     7.891058         14,330      -21.09% 1/25/02
                                                        1.40% EV***           277     7.883578          2,184      -21.16% 1/25/02
                                                        1.50% EV***           632     7.876096          4,978      -21.24% 1/25/02
                                                        1.55% EV***           264     7.872359          2,078      -21.28% 1/25/02
                                                        1.60% EV***         6,265     7.868623         49,297      -21.31% 1/25/02
                                                        1.65% EV***           760     7.864872          5,977      -21.35% 1/25/02
                                                        1.70% EV***           541     7.861135          4,253      -21.39% 1/25/02
                                                        1.80% EV***           454     7.853646          3,566      -21.46% 1/25/02
                                                        1.95% EV***           213     7.842430          1,670      -21.58% 1/25/02

     Gartmore GVIT Government Bond Fund - Class I
           2002 ....................................    0.95%             230,986    13.78          3,182,988        9.93%
                                                        0.95%          22,330,243    13.777493    307,654,767        9.93%
                                                        1.00%              34,086    13.74            468,343        9.87%
                                                        1.00%          10,709,538    13.741648    147,166,701        9.87%
                                                        1.05%              15,608    13.71            213,988        9.82%
                                                        1.05%           2,141,263    13.705885     29,347,904        9.82%
                                                        1.10%             171,972    12.33          2,120,415        9.76%
                                                        1.10%           3,732,692    12.331593     46,030,039        9.76%
                                                        1.15%              42,966    12.31            528,910        9.71%
                                                        1.15%           1,799,403    12.305129     22,141,886        9.71%
                                                        1.20%               1,901    12.68             24,109        9.65%
                                                        1.20%           8,349,062    12.681945    105,882,345        9.65%
                                                        1.25%              12,205    12.65            154,395        9.60%
                                                        1.25%             746,855    12.654152      9,450,817        9.60%
                                                        1.30%               9,292    12.63            117,358        9.54%
                                                        1.30%           1,567,657    12.626432     19,793,915        9.54%
                                                        1.35%               1,099    12.20             13,410        9.49%
                                                        1.35%           1,739,353    12.199721     21,219,621        9.49%
                                                        1.40%                  64    12.17                782        9.43%
                                                        1.40%           1,381,023    12.173458     16,811,825        9.43%
                                                        1.45%              94,804    12.147237      1,151,607        9.37%
                                                        1.50%             423,985    12.121079      5,139,156        9.32%
                                                        1.55%             401,439    12.094979      4,855,396        9.26%
                                                        1.60%             404,728    12.068906      4,884,624        9.21%
                                                        1.65%             414,130    12.042881      4,987,318        9.15%
                                                        1.70%              83,512    12.387519      1,034,506        9.10%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.75%             323,034    12.364450      3,994,138        9.04%
                                                        1.80%             185,148    12.341436      2,284,992        8.99%
                                                        1.85%              30,404    12.318429        374,530        8.93%
                                                        1.90%              10,109    12.295493        124,295        8.88%
                                                        1.95%               3,311    12.272524         40,634        8.82%
                                                        2.00%              13,625    12.249649        166,901        8.76%
                                                        2.05%              44,756    12.226769        547,221        8.71%
                                                        2.10%               3,532    12.203933         43,104        8.65%
                                                        2.15%                  61    12.181115            743        8.60%
                                                        2.20%              15,925    12.158343        193,622        8.54%
                                                        2.25%              18,910    12.575241        237,798        8.49%
                                                        0.95% EV***     8,714,554    12.185025    106,187,058        9.47%
                                                        1.00% EV***     3,301,418    12.158792     40,141,255        9.41%
                                                        1.05% EV***       442,944    12.132618      5,374,070        9.36%
                                                        1.10% EV***     4,053,934    12.106518     49,079,025        9.30%
                                                        1.15% EV***     1,124,876    12.080430     13,588,986        9.24%
                                                        1.20% EV***       544,410    12.054391      6,562,531        9.19%
                                                        1.25% EV***       352,193    12.234931      4,309,057        9.13%
                                                        1.30% EV***       248,040    12.210330      3,028,650        9.08%
                                                        1.35% EV***       294,259    12.185758      3,585,769        9.02%
                                                        1.40% EV***       395,301    12.161238      4,807,350        8.97%
                                                        1.45% EV***        58,674    12.136782        712,114        8.91%
                                                        1.50% EV***       110,890    12.112327      1,343,136        8.86%
                                                        1.55% EV***       362,801    12.087916      4,385,508        8.80%
                                                        1.60% EV***       155,539    12.063544      1,876,352        8.75%
                                                        1.65% EV***        77,471    12.039218        932,690        8.69%
                                                        1.70% EV***        62,857    12.014922        755,222        8.63%
                                                        1.75% EV***         9,044    11.990668        108,444        8.58%
                                                        1.80% EV***        39,111    11.966428        468,019        8.52%
                                                        1.85% EV***        66,389    11.942243        792,834        8.47%
                                                        1.90% EV***            72    11.918099            858        8.41%
                                                        1.95% EV***        60,571    11.893965        720,429        8.36%
                                                        2.00% EV***         5,288    11.869891         62,768        8.30%
                                                        2.05% EV***            12    11.845836            142        8.25%
                                                        2.10% EV***         9,854    11.821859        116,493        8.19%
                                                        2.15% EV***           939    11.797854         11,078        8.14%
                                                        2.20% EV***         1,149    11.773936         13,528        8.08%

     Gartmore GVIT Government Bond Fund - Class II
           2002 ....................................    1.50%             233,061    10.737803      2,502,563        7.38% 5/1/02
                                                        1.60%              32,114    10.730525        344,600        7.31% 5/1/02
                                                        1.65%             191,592    10.726883      2,055,185        7.27% 5/1/02
                                                        1.75%              26,740    10.719586        286,642        7.20% 5/1/02
                                                        1.80%              17,641    10.715948        189,040        7.16% 5/1/02
                                                        1.90%              33,203    10.708659        355,560        7.09% 5/1/02
                                                        1.95%             109,852    10.705004      1,175,966        7.05% 5/1/02
                                                        2.00%               9,119    10.701357         97,586        7.01% 5/1/02
                                                        2.05%              73,003    10.697710        780,965        6.98% 5/1/02
                                                        2.10%             115,136    10.694067      1,231,272        6.94% 5/1/02
                                                        2.15%               5,051    10.690409         53,997        6.90% 5/1/02
                                                        2.20%              53,719    10.686757        574,082        6.87% 5/1/02
                                                        2.30%                 103    10.679453          1,100        6.79% 5/1/02
                                                        2.35%               1,623    10.675806         17,327        6.76% 5/1/02
                                                        2.45%               6,586    10.668496         70,263        6.68% 5/1/02
                                                        2.50%              27,544    10.664836        293,752        6.65% 5/1/02
                                                        2.60%               9,041    10.657530         96,355        6.58% 5/1/02

     Gartmore GVIT Growth Fund - Class I
           2002 ....................................    0.95%              80,711     5.05            407,593      -29.40%
                                                        0.95%           7,281,145     5.049848     36,768,676      -29.40%
                                                        1.00%              27,810     5.04            140,161      -29.43%
                                                        1.00%           3,884,367     5.036691     19,564,356      -29.43%

                                                         Contract                      Unit        Contract         Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%                 730     5.02              3,664      -29.47%
                                                        1.05%             759,983     5.023564      3,817,823      -29.47%
                                                        1.10%             124,425     4.67            581,064      -29.51%
                                                        1.10%             404,992     4.670172      1,891,382      -29.51%
                                                        1.15%              43,769     4.66            203,965      -29.54%
                                                        1.15%             164,194     4.660144        765,168      -29.54%
                                                        1.20%               3,427     4.63             15,867      -29.58%
                                                        1.20%           1,017,853     4.633836      4,716,564      -29.58%
                                                        1.25%               1,330     4.62              6,145      -29.61%
                                                        1.25%             125,455     4.623680        580,064      -29.61%
                                                        1.30%               4,528     4.61             20,873      -29.65%
                                                        1.30%             377,826     4.613524      1,743,109      -29.65%
                                                        1.35%               3,002     4.62             13,871      -29.68%
                                                        1.35%             101,600     4.620133        469,406      -29.68%
                                                        1.40%              72,928     4.610169        336,210      -29.72%
                                                        1.45%              28,266     4.600232        130,030      -29.76%
                                                        1.50%              42,929     4.590315        197,058      -29.79%
                                                        1.55%              21,050     4.580410         96,418      -29.83%
                                                        1.60%              18,693     4.570511         85,437      -29.86%
                                                        1.65%              52,089     4.560642        237,559      -29.90%
                                                        1.70%               3,770     3.469794         13,081      -29.94%
                                                        1.75%              28,241     3.463330         97,808      -29.97%
                                                        1.80%               8,510     3.456859         29,418      -30.01%
                                                        1.85%               1,475     3.450405          5,089      -30.04%
                                                        1.90%               4,346     3.443952         14,967      -30.08%
                                                        1.95%               6,020     3.437514         20,694      -30.11%
                                                        2.05%                 732     3.424662          2,507      -30.19%
                                                        0.95% EV***       810,447     4.589086      3,719,211      -29.81%
                                                        1.00% EV***       335,485     4.579184      1,536,248      -29.85%
                                                        1.05% EV***        15,932     4.569309         72,798      -29.88%
                                                        1.10% EV***       109,765     4.559438        500,467      -29.92%
                                                        1.15% EV***        16,630     4.549585         75,660      -29.95%
                                                        1.20% EV***        23,896     4.539747        108,482      -29.99%
                                                        1.25% EV***        44,527     3.653757        162,691      -30.02%
                                                        1.30% EV***        10,310     3.646383         37,594      -30.06%
                                                        1.35% EV***         9,810     3.639028         35,699      -30.10%
                                                        1.40% EV***        52,825     3.631669        191,843      -30.13%
                                                        1.45% EV***         2,268     3.624344          8,220      -30.17%
                                                        1.50% EV***           608     3.617019          2,199      -30.20%
                                                        1.55% EV***        36,220     3.609706        130,744      -30.24%
                                                        1.60% EV***         3,114     3.602393         11,218      -30.27%
                                                        1.65% EV***           976     3.595112          3,509      -30.31%
                                                        1.70% EV***         7,202     3.587820         25,839      -30.35%
                                                        1.75% EV***         4,143     3.580543         14,834      -30.38%
                                                        1.80% EV***         5,388     3.573299         19,253      -30.42%
                                                        1.85% EV***           631     3.566044          2,250      -30.45%
                                                        1.90% EV***           113     3.558799            402      -30.49%
                                                        2.00% EV***         1,946     3.544360          6,897      -30.56%
                                                        2.05% EV***            38     3.537150            134      -30.60%

     Gartmore GVIT ID Aggressive Fund
           2002 ....................................    0.95%             211,483     8.257845      1,746,394      -17.42% 1/25/02
                                                        1.00%              61,321     8.253964        506,141      -17.46% 1/25/02
                                                        1.05%              10,896     8.250068         89,893      -17.50% 1/25/02
                                                        1.10%              71,131     8.246178        586,559      -17.54% 1/25/02
                                                        1.15%              49,210     8.242281        405,603      -17.58% 1/25/02
                                                        1.20%             140,939     8.238400      1,161,112      -17.62% 1/25/02
                                                        1.25%             196,110     8.234496      1,614,867      -17.66% 1/25/02
                                                        1.30%               7,111     8.230619         58,528      -17.69% 1/25/02
                                                        1.35%              34,043     8.226725        280,062      -17.73% 1/25/02
                                                        1.40%              53,463     8.222834        439,617      -17.77% 1/25/02
                                                        1.45%                 142     8.218945          1,167      -17.81% 1/25/02
                                                        1.50%              32,913     8.215054        270,382      -17.85% 1/25/02
                                                        1.55%               6,756     8.211169         55,475      -17.89% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit        Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60%              26,177     8.207270        214,842      -17.93% 1/25/02
                                                        1.65%              65,572     8.203385        537,912      -17.97% 1/25/02
                                                        1.70%                 139     8.199498          1,140      -18.01% 1/25/02
                                                        1.75%              15,265     8.100685        123,657      -19.92%
                                                        1.80%              38,212     8.191707        313,022      -18.08% 1/25/02
                                                        1.85%                 124     8.187819          1,015      -18.12% 1/25/02
                                                        1.95%               6,570     8.180038         53,743      -18.20% 1/25/02
                                                        2.05%              26,952     8.172252        220,259      -18.28% 1/25/02
                                                        2.10%              17,779     8.168360        145,225      -18.32% 1/25/02
                                                        2.20%              17,097     8.160577        139,521      -18.39% 1/25/02
                                                        2.50%                 309     8.137219          2,514      -18.63% 1/25/02
                                                        2.60%              12,165     8.129430         98,895      -18.71% 1/25/02
                                                        0.95% EV***       131,832     8.219544      1,083,599      -17.80% 1/25/02
                                                        1.00% EV***        40,016     8.215667        328,758      -17.84% 1/25/02
                                                        1.05% EV***           646     8.211785          5,305      -17.88% 1/25/02
                                                        1.10% EV***       120,050     8.207911        985,360      -17.92% 1/25/02
                                                        1.15% EV***        36,515     8.204035        299,570      -17.96% 1/25/02
                                                        1.20% EV***        18,735     8.200153        153,630      -18.00% 1/25/02
                                                        1.25% EV***        17,359     8.196271        142,279      -18.04% 1/25/02
                                                        1.30% EV***           234     8.192390          1,917      -18.08% 1/25/02
                                                        1.35% EV***         3,637     8.188502         29,782      -18.11% 1/25/02
                                                        1.40% EV***        24,842     8.184619        203,322      -18.15% 1/25/02
                                                        1.50% EV***         1,804     8.176858         14,751      -18.23% 1/25/02
                                                        1.55% EV***        14,688     8.172973        120,045      -18.27% 1/25/02
                                                        1.60% EV***        20,396     8.169093        166,617      -18.31% 1/25/02
                                                        1.65% EV***         4,857     8.165206         39,658      -18.35% 1/25/02
                                                        1.80% EV***         4,691     8.153554         38,248      -18.46% 1/25/02
                                                        1.95% EV***         2,216     8.141922         18,042      -18.58% 1/25/02
                                                        2.20% EV***           115     8.122498            934      -18.78% 1/25/02

     Gartmore GVIT ID Conservative Fund
           2002 ....................................    0.95%             981,020     9.961441      9,772,373       -0.39% 1/25/02
                                                        1.00%             482,454     9.956760      4,803,679       -0.43% 1/25/02
                                                        1.05%              62,139     9.952068        618,412       -0.48% 1/25/02
                                                        1.10%             322,607     9.947392      3,209,098       -0.53% 1/25/02
                                                        1.15%             296,558     9.942704      2,948,588       -0.57% 1/25/02
                                                        1.20%             623,429     9.938018      6,195,649       -0.62% 1/25/02
                                                        1.25%             171,269     9.933326      1,701,271       -0.67% 1/25/02
                                                        1.30%             115,009     9.928642      1,141,883       -0.71% 1/25/02
                                                        1.35%             240,642     9.923961      2,388,122       -0.76% 1/25/02
                                                        1.40%             134,040     9.919273      1,329,579       -0.81% 1/25/02
                                                        1.45%                   3     9.914588             30       -0.85% 1/25/02
                                                        1.50%              74,508     9.909899        738,367       -0.90% 1/25/02
                                                        1.55%              34,497     9.905214        341,700       -0.95% 1/25/02
                                                        1.60%             181,709     9.900522      1,799,014       -0.99% 1/25/02
                                                        1.65%              51,206     9.895838        506,726       -1.04% 1/25/02
                                                        1.70%              19,756     9.891153        195,410       -1.09% 1/25/02
                                                        1.75%             112,452     9.903364      1,113,653       -1.35%
                                                        1.80%              42,630     9.881785        421,260       -1.18% 1/25/02
                                                        1.85%               1,021     9.877095         10,085       -1.23% 1/25/02
                                                        1.90%                 672     9.872402          6,634       -1.28% 1/25/02
                                                        1.95%              12,159     9.867718        119,982       -1.32% 1/25/02
                                                        2.00%               4,897     9.863036         48,299       -1.37% 1/25/02
                                                        2.05%                 803     9.858342          7,916       -1.42% 1/25/02
                                                        2.10%              20,599     9.853651        202,975       -1.46% 1/25/02
                                                        2.20%              36,403     9.844280        358,361       -1.56% 1/25/02
                                                        2.35%                 719     9.830211          7,068       -1.70% 1/25/02
                                                        2.50%                 216     9.816143          2,120       -1.84% 1/25/02
                                                        2.60%               1,598     9.806753         15,671       -1.93% 1/25/02
                                                        0.95% EV***       872,068     9.919532      8,650,506       -0.80% 1/25/02
                                                        1.00% EV***       326,112     9.914861      3,233,355       -0.85% 1/25/02
                                                        1.05% EV***        76,756     9.910174        760,665       -0.90% 1/25/02

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.10% EV***       360,079     9.905506      3,566,765      -0.94% 1/25/02
                                                        1.15% EV***       208,514     9.900832      2,064,462      -0.99% 1/25/02
                                                        1.20% EV***       150,900     9.896151      1,493,329      -1.04% 1/25/02
                                                        1.25% EV***        23,667     9.891480        234,102      -1.09% 1/25/02
                                                        1.30% EV***        16,311     9.886812        161,264      -1.13% 1/25/02
                                                        1.35% EV***         7,810     9.882129         77,179      -1.18% 1/25/02
                                                        1.40% EV***       120,350     9.877456      1,188,752      -1.23% 1/25/02
                                                        1.50% EV***        39,425     9.868100        389,050      -1.32% 1/25/02
                                                        1.55% EV***         7,877     9.863421         77,694      -1.37% 1/25/02
                                                        1.60% EV***        24,102     9.858748        237,616      -1.41% 1/25/02
                                                        1.65% EV***         1,961     9.854068         19,324      -1.46% 1/25/02
                                                        1.70% EV***         3,666     9.849392         36,108      -1.51% 1/25/02
                                                        1.80% EV***         1,888     9.840029         18,578      -1.60% 1/25/02
                                                        1.85% EV***            57     9.835356            561      -1.65% 1/25/02
                                                        2.15% EV***        12,302     9.807290        120,649      -1.93% 1/25/02
                                                        2.20% EV***           124     9.802611          1,216      -1.97% 1/25/02

     Gartmore GVIT ID Moderate Fund
           2002 ....................................    0.95%           2,892,694     9.059272     26,205,702      -9.41% 1/25/02
                                                        1.00%             712,296     9.055000      6,449,840      -9.45% 1/25/02
                                                        1.05%             119,490     9.050748      1,081,474      -9.49% 1/25/02
                                                        1.10%             834,790     9.046478      7,551,909      -9.54% 1/25/02
                                                        1.15%             471,314     9.042222      4,261,726      -9.58% 1/25/02
                                                        1.20%           1,500,283     9.037949     13,559,481      -9.62% 1/25/02
                                                        1.25%             226,684     9.033690      2,047,793      -9.66% 1/25/02
                                                        1.30%             248,869     9.029424      2,247,144      -9.71% 1/25/02
                                                        1.35%             540,441     9.025163      4,877,568      -9.75% 1/25/02
                                                        1.40%             592,513     9.020903      5,345,002      -9.79% 1/25/02
                                                        1.45%              16,536     9.016631        149,099      -9.83% 1/25/02
                                                        1.50%             216,204     9.012363      1,948,509      -9.88% 1/25/02
                                                        1.55%             144,364     9.008104      1,300,446      -9.92% 1/25/02
                                                        1.60%             291,504     9.003831      2,624,653      -9.96% 1/25/02
                                                        1.65%             187,984     8.999570      1,691,775     -10.00% 1/25/02
                                                        1.70%              27,670     8.995312        248,900     -10.05% 1/25/02
                                                        1.75%             243,404     8.943444      2,176,870     -11.18%
                                                        1.80%              75,939     8.986775        682,447     -10.13% 1/25/02
                                                        1.85%              92,092     8.982505        827,217     -10.17% 1/25/02
                                                        1.90%              59,028     8.978240        529,968     -10.22% 1/25/02
                                                        1.95%              85,937     8.973976        771,197     -10.26% 1/25/02
                                                        2.00%               7,447     8.969704         66,797     -10.30% 1/25/02
                                                        2.05%              27,341     8.965450        245,124     -10.35% 1/25/02
                                                        2.10%              60,566     8.961185        542,743     -10.39% 1/25/02
                                                        2.15%              35,154     8.956898        314,871     -10.43% 1/25/02
                                                        2.20%              82,019     8.952638        734,286     -10.47% 1/25/02
                                                        2.25%               7,756     8.948375         69,404     -10.52% 1/25/02
                                                        2.35%              10,566     8.939839         94,458     -10.60% 1/25/02
                                                        2.45%              11,956     8.931301        106,783     -10.69% 1/25/02
                                                        2.50%              22,951     8.927038        204,884     -10.73% 1/25/02
                                                        2.60%               9,783     8.918491         87,250     -10.82% 1/25/02
                                                        0.95% EV***     1,450,391     9.019191     13,081,353      -9.81% 1/25/02
                                                        1.00% EV***       331,691     9.014932      2,990,172      -9.85% 1/25/02
                                                        1.05% EV***        46,189     9.010686        416,195      -9.89% 1/25/02
                                                        1.10% EV***       654,653     9.006429      5,896,086      -9.94% 1/25/02
                                                        1.15% EV***       217,899     9.002175      1,961,565      -9.98% 1/25/02
                                                        1.20% EV***        83,185     8.997918        748,492     -10.02% 1/25/02
                                                        1.25% EV***        98,393     8.993661        884,913     -10.06% 1/25/02
                                                        1.30% EV***        75,131     8.989407        675,383     -10.11% 1/25/02
                                                        1.35% EV***        35,412     8.985154        318,182     -10.15% 1/25/02
                                                        1.40% EV***       219,903     8.980896      1,974,926     -10.19% 1/25/02
                                                        1.45% EV***         2,864     8.976637         25,709     -10.23% 1/25/02
                                                        1.50% EV***        39,158     8.972386        351,341     -10.28% 1/25/02
                                                        1.55% EV***        77,168     8.968140        692,053     -10.32% 1/25/02
                                                        1.60% EV***       103,151     8.963872        924,632     -10.36% 1/25/02
                                                        1.65% EV***         7,600     8.959614         68,093     -10.40% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*      Units    Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------

                                                        1.70% EV***        13,253     8.955354        118,685      -10.45% 1/25/02
                                                        1.75% EV***        27,409     8.951100        245,341      -10.49% 1/25/02
                                                        1.80% EV***         1,163     8.946849         10,405      -10.53% 1/25/02
                                                        1.85% EV***         2,452     8.942594         21,927      -10.57% 1/25/02
                                                        1.95% EV***         4,400     8.934077         39,310      -10.66% 1/25/02
                                                        2.00% EV***         1,562     8.929825         13,948      -10.70% 1/25/02
                                                        2.20% EV***           125     8.912791          1,114      -10.87% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
           2002 ....................................    0.95%             905,810     8.610682      7,799,642      -13.89% 1/25/02
                                                        1.00%             129,149     8.606630      1,111,538      -13.93% 1/25/02
                                                        1.05%              24,273     8.602581        208,810      -13.97% 1/25/02
                                                        1.10%             346,827     8.598521      2,982,199      -14.01% 1/25/02
                                                        1.15%             392,470     8.594465      3,373,070      -14.06% 1/25/02
                                                        1.20%             424,830     8.590418      3,649,467      -14.10% 1/25/02
                                                        1.25%             209,190     8.586354      1,796,179      -14.14% 1/25/02
                                                        1.30%              73,215     8.582311        628,354      -14.18% 1/25/02
                                                        1.35%             241,227     8.578257      2,069,307      -14.22% 1/25/02
                                                        1.40%             450,847     8.574196      3,865,651      -14.26% 1/25/02
                                                        1.45%              17,412     8.570137        149,223      -14.30% 1/25/02
                                                        1.50%             189,325     8.566085      1,621,774      -14.34% 1/25/02
                                                        1.55%             134,776     8.562027      1,153,956      -14.38% 1/25/02
                                                        1.60%             196,296     8.557964      1,679,894      -14.42% 1/25/02
                                                        1.65%             142,170     8.553922      1,216,111      -14.46% 1/25/02
                                                        1.70%               9,984     8.549857         85,362      -14.50% 1/25/02
                                                        1.75%             151,532     8.481877      1,285,276      -16.08%
                                                        1.80%              47,793     8.541750        408,236      -14.58% 1/25/02
                                                        1.85%               8,050     8.537693         68,728      -14.62% 1/25/02
                                                        1.90%              22,407     8.533634        191,213      -14.66% 1/25/02
                                                        1.95%              78,894     8.529580        672,933      -14.70% 1/25/02
                                                        2.00%               8,308     8.525519         70,830      -14.74% 1/25/02
                                                        2.05%             114,425     8.521461        975,068      -14.79% 1/25/02
                                                        2.10%              34,071     8.517407        290,197      -14.83% 1/25/02
                                                        2.15%              21,275     8.513348        181,121      -14.87% 1/25/02
                                                        2.20%              56,432     8.509285        480,196      -14.91% 1/25/02
                                                        2.25%               2,819     8.505236         23,976      -14.95% 1/25/02
                                                        2.35%               2,481     8.497120         21,081      -15.03% 1/25/02
                                                        2.45%               7,400     8.489003         62,819      -15.11% 1/25/02
                                                        2.50%               3,429     8.484943         29,095      -15.15% 1/25/02
                                                        2.60%              19,707     8.476822        167,053      -15.23% 1/25/02
                                                        0.95% EV***       456,700     8.571613      3,914,656      -14.28% 1/25/02
                                                        1.00% EV***       103,810     8.567575        889,400      -14.32% 1/25/02
                                                        1.05% EV***        25,305     8.563532        216,700      -14.36% 1/25/02
                                                        1.10% EV***       225,873     8.559483      1,933,356      -14.41% 1/25/02
                                                        1.15% EV***        77,000     8.555434        658,768      -14.45% 1/25/02
                                                        1.20% EV***        22,353     8.551388        191,149      -14.49% 1/25/02
                                                        1.25% EV***        20,215     8.547343        172,785      -14.53% 1/25/02
                                                        1.30% EV***         9,959     8.543302         85,083      -14.57% 1/25/02
                                                        1.35% EV***        16,675     8.539249        142,392      -14.61% 1/25/02
                                                        1.40% EV***       149,961     8.535204      1,279,948      -14.65% 1/25/02
                                                        1.45% EV***        12,255     8.531150        104,549      -14.69% 1/25/02
                                                        1.50% EV***        24,475     8.527119        208,701      -14.73% 1/25/02
                                                        1.55% EV***        51,257     8.523067        436,867      -14.77% 1/25/02
                                                        1.60% EV***         2,164     8.519021         18,435      -14.81% 1/25/02
                                                        1.65% EV***         5,633     8.514975         47,965      -14.85% 1/25/02
                                                        1.70% EV***         2,713     8.510923         23,090      -14.89% 1/25/02
                                                        1.75% EV***        14,799     8.506884        125,893      -14.93% 1/25/02
                                                        1.80% EV***         7,259     8.502826         61,722      -14.97% 1/25/02
                                                        1.85% EV***         3,522     8.498787         29,933      -15.01% 1/25/02
                                                        1.95% EV***        26,100     8.490684        221,607      -15.09% 1/25/02

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------

                                                        2.10% EV***         4,721     8.478544         40,027      -15.21% 1/25/02
                                                        2.20% EV***         1,073     8.470445          9,089      -15.30% 1/25/02
                                                        2.40% EV***           171     8.454245          1,446      -15.46% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
           2002 ....................................    0.95%           1,218,823     9.557034     11,648,333       -4.43% 1/25/02
                                                        1.00%             591,293     9.552540      5,648,350       -4.47% 1/25/02
                                                        1.05%              56,368     9.548043        538,204       -4.52% 1/25/02
                                                        1.10%             491,319     9.543547      4,688,926       -4.56% 1/25/02
                                                        1.15%             333,770     9.539048      3,183,848       -4.61% 1/25/02
                                                        1.20%             642,432     9.534557      6,125,305       -4.65% 1/25/02
                                                        1.25%              98,468     9.530058        938,406       -4.70% 1/25/02
                                                        1.30%              98,474     9.525559        938,020       -4.74% 1/25/02
                                                        1.35%             248,909     9.521061      2,369,878       -4.79% 1/25/02
                                                        1.40%             245,001     9.516564      2,331,568       -4.83% 1/25/02
                                                        1.45%               3,007     9.512081         28,603       -4.88% 1/25/02
                                                        1.50%             150,908     9.507569      1,434,768       -4.92% 1/25/02
                                                        1.55%              40,828     9.503076        387,992       -4.97% 1/25/02
                                                        1.60%             197,082     9.498578      1,871,999       -5.01% 1/25/02
                                                        1.65%              70,316     9.494075        667,585       -5.06% 1/25/02
                                                        1.70%              47,806     9.489589        453,659       -5.10% 1/25/02
                                                        1.75%             200,634     9.473594      1,900,725       -5.83%
                                                        1.80%             170,259     9.480584      1,614,155       -5.19% 1/25/02
                                                        1.85%              53,092     9.476086        503,104       -5.24% 1/25/02
                                                        1.90%              10,204     9.471588         96,648       -5.28% 1/25/02
                                                        1.95%              58,865     9.467085        557,280       -5.33% 1/25/02
                                                        2.00%              17,775     9.462587        168,197       -5.37% 1/25/02
                                                        2.05%              48,849     9.458089        462,018       -5.42% 1/25/02
                                                        2.10%              27,595     9.453586        260,872       -5.46% 1/25/02
                                                        2.15%               5,735     9.449094         54,191       -5.51% 1/25/02
                                                        2.20%               9,120     9.444587         86,135       -5.55% 1/25/02
                                                        2.35%                 559     9.431089          5,272       -5.69% 1/25/02
                                                        2.50%               4,423     9.417585         41,654       -5.82% 1/25/02
                                                        2.60%               6,486     9.408587         61,024       -5.91% 1/25/02
                                                        0.95% EV***       795,899     9.515918      7,573,710       -4.84% 1/25/02
                                                        1.00% EV***       296,907     9.511425      2,824,009       -4.89% 1/25/02
                                                        1.05% EV***       101,452     9.506947        964,499       -4.93% 1/25/02
                                                        1.10% EV***       429,344     9.502455      4,079,822       -4.98% 1/25/02
                                                        1.15% EV***       146,811     9.497966      1,394,406       -5.02% 1/25/02
                                                        1.20% EV***        69,712     9.493482        661,810       -5.07% 1/25/02
                                                        1.25% EV***        51,196     9.489000        485,799       -5.11% 1/25/02
                                                        1.30% EV***        24,771     9.484502        234,941       -5.15% 1/25/02
                                                        1.35% EV***        24,775     9.480008        234,867       -5.20% 1/25/02
                                                        1.40% EV***        40,935     9.475531        387,881       -5.24% 1/25/02
                                                        1.45% EV***         6,596     9.471044         62,471       -5.29% 1/25/02
                                                        1.50% EV***        10,365     9.466558         98,121       -5.33% 1/25/02
                                                        1.55% EV***        17,027     9.462062        161,111       -5.38% 1/25/02
                                                        1.60% EV***        38,794     9.457574        366,897       -5.42% 1/25/02
                                                        1.65% EV***         1,926     9.453079         18,207       -5.47% 1/25/02
                                                        1.70% EV***        42,288     9.448601        399,562       -5.51% 1/25/02
                                                        1.75% EV***         3,095     9.444104         29,230       -5.56% 1/25/02
                                                        1.80% EV***        11,892     9.439620        112,256       -5.60% 1/25/02
                                                        1.85% EV***            69     9.435135            651       -5.65% 1/25/02
                                                        2.20% EV***           124     9.403701          1,166       -5.96% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
           2002 ....................................    0.95%              67,062     4.902449        328,768      -24.83%
                                                        1.00%               1,125     4.90              5,513      -24.86%
                                                        1.00%              11,289     4.896891         55,281      -24.86%
                                                        1.05%               6,763     4.891314         33,080      -24.90%
                                                        1.10%               4,832     4.885747         23,608      -24.94%
                                                        1.15%               6,763     4.880201         33,005      -24.98%
                                                        1.20%              20,760     4.874649        101,198      -25.02%
                                                        1.25%               5,005     4.869101         24,370      -25.05%
                                                        1.30%               6,787     4.863546         33,009      -25.09%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35%               4,934     4.858005         23,969      -25.13%
                                                        1.40%               3,301     4.852467         16,018      -25.17%
                                                        1.45%                 621     4.846917          3,010      -25.21%
                                                        1.50%               1,458     4.841394          7,059      -25.25%
                                                        1.55%                 929     4.835860          4,493      -25.28%
                                                        1.65%                 710     4.824815          3,426      -25.36%
                                                        1.80%               1,496     4.808265          7,193      -25.47%
                                                        1.85%               2,930     4.802762         14,072      -25.51%
                                                        0.95% EV***        39,127     4.506618        176,330      -25.27%
                                                        1.00% EV***         1,650     4.501276          7,427      -25.31%
                                                        1.10% EV***         9,331     4.490578         41,902      -25.39%
                                                        1.15% EV***        15,032     4.485228         67,422      -25.42%
                                                        1.20% EV***           801     4.479898          3,588      -25.46%
                                                        1.25% EV***        10,067     4.474563         45,045      -25.50%
                                                        1.35% EV***           237     4.463918          1,058      -25.58%
                                                        1.40% EV***         2,855     4.458595         12,729      -25.61%
                                                        1.45% EV***         1,187     4.453274          5,286      -25.65%
                                                        1.65% EV***           111     4.432033            492      -25.80%

     Gartmore GVIT International Growth Fund - Class III
           2002 ....................................    0.95%              31,496     7.785605        245,215      -22.14% 5/1/02
                                                        1.00%               7,025     7.782980         54,675      -22.17% 5/1/02
                                                        1.05%               3,137     7.780338         24,407      -22.20% 5/1/02
                                                        1.10%              25,503     7.777707        198,355      -22.22% 5/1/02
                                                        1.15%               9,145     7.775080         71,103      -22.25% 5/1/02
                                                        1.20%              34,899     7.772433        271,250      -22.28% 5/1/02
                                                        1.25%               2,276     7.769802         17,684      -22.30% 5/1/02
                                                        1.30%                  69     7.767159            536      -22.33% 5/1/02
                                                        1.35%               7,373     7.764530         57,248      -22.35% 5/1/02
                                                        1.40%               9,181     7.761892         71,262      -22.38% 5/1/02
                                                        1.50%               2,786     7.756602         21,610      -22.43% 5/1/02
                                                        1.55%                  57     7.753975            442      -22.46% 5/1/02
                                                        1.60%               3,026     7.751335         23,456      -22.49% 5/1/02
                                                        1.65%               1,642     7.748697         12,723      -22.51% 5/1/02
                                                        1.75%                 207     7.743411          1,603      -22.57% 5/1/02
                                                        1.80%               1,536     7.740771         11,890      -22.59% 5/1/02
                                                        1.85%               1,597     7.738127         12,358      -22.62% 5/1/02
                                                        2.05%                 547     7.727570          4,227      -22.72% 5/1/02
                                                        0.95% EV***        25,533     7.757886        198,082      -22.42% 5/1/02
                                                        1.00% EV***           598     7.755254          4,638      -22.45% 5/1/02
                                                        1.05% EV***           887     7.752625          6,877      -22.47% 5/1/02
                                                        1.10% EV***        17,086     7.749993        132,416      -22.50% 5/1/02
                                                        1.15% EV***         6,337     7.747355         49,095      -22.53% 5/1/02
                                                        1.20% EV***           940     7.744732          7,280      -22.55% 5/1/02
                                                        1.25% EV***           662     7.742100          5,125      -22.58% 5/1/02
                                                        1.30% EV***         1,561     7.739466         12,081      -22.61% 5/1/02
                                                        1.35% EV***           270     7.736834          2,089      -22.63% 5/1/02
                                                        1.40% EV***           359     7.734199          2,777      -22.66% 5/1/02
                                                        1.45% EV***            21     7.731569            162      -22.68% 5/1/02
                                                        1.60% EV***            96     7.723667            741      -22.76% 5/1/02

     Gartmore GVIT J.P.Morgan Balanced Fund - Class I
           2002 ....................................    0.95%              78,499     8.86            695,499      -13.15%
                                                        0.95%           4,516,114     8.861586     40,019,933      -13.15%
                                                        1.00%              20,443     8.84            180,719      -13.19%
                                                        1.00%           2,052,713     8.838517     18,142,939      -13.19%
                                                        1.05%                 204     8.82              1,801      -13.23%
                                                        1.05%             412,934     8.815516      3,640,226      -13.23%
                                                        1.10%              47,849     8.67            414,851      -13.28%
                                                        1.10%             602,906     8.672706      5,228,826      -13.28%
                                                        1.15%               7,647     8.65             66,144      -13.32%
                                                        1.15%             283,239     8.654097      2,451,178      -13.32%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.20%               1,364     8.71              11,884     -13.37%
                                                        1.20%           1,537,138     8.714584      13,395,518     -13.37%
                                                        1.25%               1,105     8.70               9,611     -13.41%
                                                        1.25%             159,279     8.695502       1,385,011     -13.41%
                                                        1.30%                 132     8.68               1,149     -13.45%
                                                        1.30%             275,500     8.676428       2,390,356     -13.45%
                                                        1.35%                 275     8.58               2,357     -13.50%
                                                        1.35%             265,962     8.579903       2,281,928     -13.50%
                                                        1.40%             322,244     8.561448       2,758,875     -13.54%
                                                        1.45%              14,422     8.543005         123,207     -13.58%
                                                        1.50%              71,661     8.524600         610,881     -13.63%
                                                        1.55%              79,559     8.506213         676,746     -13.67%
                                                        1.60%              33,806     8.487853         286,940     -13.72%
                                                        1.65%              60,265     8.469553         510,418     -13.76%
                                                        1.70%               5,739     7.580114          43,502     -13.80%
                                                        1.75%              86,915     7.565979         657,597     -13.85%
                                                        1.80%              34,228     7.551894         258,486     -13.89%
                                                        1.85%              18,093     7.537812         136,382     -13.94%
                                                        1.90%               1,104     7.523744           8,306     -13.98%
                                                        1.95%               5,333     7.509706          40,049     -14.02%
                                                        2.00%                 548     7.495672           4,108     -14.07%
                                                        2.05%               3,284     7.481673          24,570     -14.11%
                                                        2.20%               1,455     7.439775          10,825     -14.24%
                                                        0.95% EV***     1,412,559     8.556845      12,087,048     -13.58%
                                                        1.00% EV***       707,935     8.538421       6,044,647     -13.62%
                                                        1.05% EV***        66,842     8.520007         569,494     -13.67%
                                                        1.10% EV***       660,303     8.501658       5,613,670     -13.71%
                                                        1.15% EV***       133,569     8.483326       1,133,109     -13.75%
                                                        1.20% EV***        88,359     8.465026         747,961     -13.80%
                                                        1.25% EV***        65,211     7.905986         515,557     -13.84%
                                                        1.30% EV***        44,463     7.890093         350,817     -13.88%
                                                        1.35% EV***        19,794     7.874197         155,862     -13.93%
                                                        1.40% EV***        90,422     7.858333         710,566     -13.97%
                                                        1.45% EV***        14,406     7.842505         112,979     -14.02%
                                                        1.50% EV***        25,534     7.826684         199,847     -14.06%
                                                        1.55% EV***        66,378     7.810904         518,472     -14.10%
                                                        1.60% EV***        18,919     7.795141         147,476     -14.15%
                                                        1.65% EV***         3,318     7.779391          25,812     -14.19%
                                                        1.70% EV***        33,882     7.763676         263,049     -14.24%
                                                        1.75% EV***         8,224     7.747988          63,719     -14.28%
                                                        1.80% EV***         4,431     7.732300          34,262     -14.32%
                                                        1.85% EV***        30,144     7.716674         232,611     -14.37%
                                                        1.90% EV***           251     7.701048           1,933     -14.41%
                                                        1.95% EV***        67,407     7.685444         518,053     -14.46%
                                                        2.10% EV***         3,279     7.638811          25,048     -14.59%
                                                        2.20% EV***         1,265     7.607799           9,624     -14.67%

     Gartmore GVIT MAS Multi Sector Bond Fund - Class I
           2002 ....................................    0.95%           4,277,313    11.827658      50,590,595       6.19%
                                                        0.95%              15,636    11.83             184,968       6.19%
                                                        1.00%           1,781,759    11.796914      21,019,258       6.14%
                                                        1.00%               2,090    11.80              24,666       6.14%
                                                        1.05%             414,367    11.766225       4,875,535       6.08%
                                                        1.10%             398,238    11.748112       4,678,545       6.03%
                                                        1.10%               6,253    11.75              73,478       6.03%
                                                        1.15%             271,670    11.722912       3,184,764       5.97%
                                                        1.15%               2,644    11.72              30,993       5.97%
                                                        1.20%           1,883,056    11.962673      22,526,383       5.92%
                                                        1.25%             119,865    11.936481       1,430,766       5.87%
                                                        1.25%                 812    11.94               9,692       5.87%
                                                        1.30%             319,949    11.910299       3,810,688       5.81%
                                                        1.30%                 600    11.91               7,145       5.81%
                                                        1.35%             257,706    11.622486       2,995,184       5.76%
                                                        1.40%             193,636    11.597439       2,245,682       5.71%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.45%              25,148    11.572500        291,025       5.65%
                                                        1.50%              86,857    11.547565      1,002,987       5.60%
                                                        1.55%              25,186    11.522667        290,210       5.55%
                                                        1.60%              39,472    11.497820        453,842       5.49%
                                                        1.65%              94,819    11.473014      1,087,860       5.44%
                                                        1.70%              18,209    11.094926        202,028       5.39%
                                                        1.75%              71,250    11.074251        789,040       5.33%
                                                        1.80%              33,477    11.053628        370,042       5.28%
                                                        1.85%               7,050    11.033027         77,783       5.22%
                                                        1.90%               4,068    11.012457         44,799       5.17%
                                                        1.95%              17,753    10.991915        195,139       5.12%
                                                        2.00%                 498    10.971409          5,464       5.06%
                                                        2.05%              33,045    10.950902        361,873       5.01%
                                                        2.10%               2,317    10.930457         25,326       4.96%
                                                        2.15%               1,301    10.909995         14,194       4.90%
                                                        2.20%              22,426    10.889602        244,210       4.85%
                                                        2.25%                 245    11.108153          2,721       4.80%
                                                        2.35%               3,529    11.074752         39,083       4.69%
                                                        2.45%               4,992    11.041436         55,119       4.58%
                                                        2.50%               2,107    11.024795         23,229       4.53%
                                                        2.60%               3,218    10.991542         35,371       4.42%
                                                        0.95% EV***     1,797,910    11.605268     20,865,227       5.73%
                                                        1.00% EV***       585,244    11.580302      6,777,302       5.67%
                                                        1.05% EV***        92,862    11.555359      1,073,054       5.62%
                                                        1.10% EV***       430,130    11.530468      4,959,600       5.56%
                                                        1.15% EV***       134,009    11.505637      1,541,859       5.51%
                                                        1.20% EV***        78,793    11.480839        904,610       5.46%
                                                        1.25% EV***        89,744    11.321347      1,016,023       5.40%
                                                        1.30% EV***        31,348    11.298603        354,189       5.35%
                                                        1.35% EV***        27,464    11.275877        309,681       5.30%
                                                        1.40% EV***       100,516    11.253186      1,131,125       5.24%
                                                        1.45% EV***         5,273    11.230520         59,219       5.19%
                                                        1.50% EV***         8,311    11.207887         93,149       5.14%
                                                        1.55% EV***        18,149    11.185301        203,002       5.08%
                                                        1.60% EV***        21,781    11.162742        243,136       5.03%
                                                        1.65% EV***           512    11.140212          5,704       4.98%
                                                        1.70% EV***        12,896    11.117715        143,374       4.92%
                                                        1.75% EV***         2,054    11.095274         22,790       4.87%
                                                        1.80% EV***            19    11.072869            210       4.81%
                                                        1.85% EV***         3,676    11.050460         40,621       4.76%
                                                        2.15% EV***         1,716    10.916883         18,733       4.44%

     Gartmore GVIT Money Market Fund - Class I
           2002 ....................................    0.95%          24,651,649    11.786146    290,547,934       0.25%
                                                        0.95%             134,863    11.79          1,590,036       0.25%
                                                        1.00%          10,413,760    11.755442    122,418,352       0.20%
                                                        1.00%              21,921    11.76            257,790       0.20%
                                                        1.05%           2,033,965    11.724794     23,847,821       0.15%
                                                        1.05%                 195    11.72              2,285       0.15%
                                                        1.10%           3,363,811    11.259085     37,873,434       0.10%
                                                        1.10%             126,518    11.26          1,424,588       0.10%
                                                        1.15%           1,441,743    11.234913     16,197,857       0.05%
                                                        1.15%               8,877    11.23             99,690       0.05%
                                                        1.20%          20,596,334    11.247296    231,653,065       0.00%
                                                        1.20%                 439    11.25              4,935       0.00%
                                                        1.25%             891,597    11.222643     10,006,075     - 0.05%
                                                        1.25%               8,452    11.22             94,831     - 0.05%
                                                        1.30%           2,393,499    11.198034     26,802,483     - 0.10%
                                                        1.30%                 682    11.20              7,640     - 0.10%
                                                        1.35%           2,487,684    11.138565     27,709,230     - 0.15%
                                                        1.35%               1,021    11.14             11,371     - 0.15%
                                                        1.40%           1,408,229    11.114578     15,651,871     - 0.21%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                         1.40%              5,447    11.11             60,515      -0.21%
                                                         1.45%            120,031    11.090636      1,331,220      -0.26%
                                                         1.50%          1,054,651    11.066732     11,671,540      -0.31%
                                                         1.55%            231,385    11.042864      2,555,153      -0.36%
                                                         1.60%            442,072    11.019038      4,871,208      -0.41%
                                                         1.65%            463,864    10.995248      5,100,300      -0.46%
                                                         1.70%            165,675    10.781517      1,786,228      -0.51%
                                                         1.75%            356,576    10.761392      3,837,254      -0.56%
                                                         1.80%            187,924    10.741301      2,018,548      -0.61%
                                                         1.85%             45,700    10.721236        489,960      -0.66%
                                                         1.90%             14,163    10.701197        151,561      -0.71%
                                                         1.95%             53,573    10.681191        572,223      -0.76%
                                                         2.00%             12,329    10.661204        131,442      -0.81%
                                                         2.05%            129,130    10.641254      1,374,105      -0.86%
                                                         2.10%             42,404    10.621324        450,387      -0.91%
                                                         2.15%             19,759    10.601417        209,473      -0.96%
                                                         2.20%             73,805    10.581548        780,971      -1.02%
                                                         2.25%              2,152    10.384079         22,347      -1.07%
                                                         2.35%              1,915    10.352242         19,825      -1.17%
                                                         2.45%              3,871    10.320468         39,951      -1.27%
                                                         2.60%              7,648    10.272935         78,567      -1.42%
                                                         0.95% EV***   10,258,562    11.122495    114,100,805      -0.20%
                                                         1.00% EV***    5,265,196    11.098547     58,436,025      -0.25%
                                                         1.05% EV***      781,742    11.074636      8,657,508      -0.30%
                                                         1.10% EV***    4,496,631    11.050766     49,691,217      -0.35%
                                                         1.15% EV***    1,445,619    11.026936     15,940,748      -0.40%
                                                         1.20% EV***      477,874    11.003146      5,258,117      -0.45%
                                                         1.25% EV***      566,483    10.920665      6,186,371      -0.50%
                                                         1.30% EV***      190,123    10.898006      2,071,962      -0.55%
                                                         1.35% EV***      162,159    10.875380      1,763,541      -0.60%
                                                         1.40% EV***      518,276    10.852791      5,624,741      -0.65%
                                                         1.45% EV***      125,417    10.830237      1,358,296      -0.70%
                                                         1.50% EV***      146,183    10.807716      1,579,904      -0.75%
                                                         1.55% EV***      283,511    10.785241      3,057,734      -0.80%
                                                         1.60% EV***       80,023    10.762794        861,271      -0.85%
                                                         1.65% EV***       46,845    10.740384        503,133      -0.91%
                                                         1.70% EV***       42,221    10.718010        452,525      -0.96%
                                                         1.75% EV***       46,496    10.695665        497,306      -1.01%
                                                         1.80% EV***       10,262    10.673363        109,530      -1.06%
                                                         1.85% EV***       14,564    10.651092        155,123      -1.11%
                                                         1.90% EV***          563    10.628858          5,984      -1.16%
                                                         1.95% EV***           64    10.606659            679      -1.21%
                                                         2.00% EV***          956    10.584492         10,119      -1.26%
                                                         2.05% EV***           27    10.562363            285      -1.31%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 ....................................     1.25%                355     8.381556          2,975     -16.18% 5/1/02

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
           2002 ....................................     0.95%            126,653     9.156690      1,159,722      -8.43% 1/25/02
                                                         1.00%             83,952     9.152383        768,361      -8.48% 1/25/02
                                                         1.05%              7,822     9.148067         71,556      -8.52% 1/25/02
                                                         1.10%             24,166     9.143759        220,968      -8.56% 1/25/02
                                                         1.15%              9,084     9.139446         83,023      -8.61% 1/25/02
                                                         1.20%            115,565     9.135134      1,055,702      -8.65% 1/25/02
                                                         1.25%             11,588     9.130827        105,808      -8.69% 1/25/02
                                                         1.30%             10,513     9.126509         95,947      -8.73% 1/25/02
                                                         1.35%             10,774     9.122198         98,283      -8.78% 1/25/02
                                                         1.40%              7,552     9.117886         68,858      -8.82% 1/25/02
                                                         1.45%                761     9.113577          6,935      -8.86% 1/25/02
                                                         1.50%             17,250     9.109258        157,135      -8.91% 1/25/02
                                                         1.55%              1,477     9.104949         13,448      -8.95% 1/25/02
                                                         1.60%              6,617     9.100645         60,219      -8.99% 1/25/02
                                                         1.65%              2,602     9.096324         23,669      -9.04% 1/25/02
                                                         1.70%                518     9.092017          4,710      -9.08% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------    ---------   ----------   --------------   --------
                                                        1.75%               1,717    9.087697          15,604        -9.12% 1/25/02
                                                        1.80%                 968    9.083390           8,793        -9.17% 1/25/02
                                                        1.85%                 451    9.079080           4,095        -9.21% 1/25/02
                                                        1.90%               1,877    9.074768          17,033        -9.25% 1/25/02
                                                        2.05%               4,902    9.061817          44,421        -9.38% 1/25/02
                                                        2.10%                 112    9.057504           1,014        -9.42% 1/25/02
                                                        2.20%                 216    9.048877           1,955        -9.51% 1/25/02
                                                        0.95% EV***        78,286    9.118017         713,813        -8.82% 1/25/02
                                                        1.00% EV***        45,270    9.113712         412,578        -8.86% 1/25/02
                                                        1.05% EV***        13,167    9.109407         119,944        -8.91% 1/25/02
                                                        1.10% EV***        31,073    9.105099         282,923        -8.95% 1/25/02
                                                        1.15% EV***        16,139    9.100800         146,878        -8.99% 1/25/02
                                                        1.20% EV***        19,509    9.096492         177,463        -9.04% 1/25/02
                                                        1.25% EV***         1,870    9.092203          17,002        -9.08% 1/25/02
                                                        1.30% EV***         7,117    9.087899          64,679        -9.12% 1/25/02
                                                        1.35% EV***           103    9.083590             936        -9.16% 1/25/02
                                                        1.40% EV***           117    9.079287           1,062        -9.21% 1/25/02
                                                        1.50% EV***         2,193    9.070681          19,892        -9.29% 1/25/02
                                                        1.55% EV***         1,764    9.066378          15,993        -9.34% 1/25/02
                                                        1.60% EV***         6,620    9.062082          59,991        -9.38% 1/25/02
                                                        1.70% EV***           333    9.053470           3,015        -9.47% 1/25/02
                                                        1.75% EV***           619    9.049169           5,601        -9.51% 1/25/02
                                                        1.80% EV***            60    9.044862             543        -9.55% 1/25/02
                                                        1.85% EV***         2,070    9.040548          18,714        -9.59% 1/25/02
                                                        2.00% EV***         1,853    9.027632          16,728        -9.72% 1/25/02

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2002 ....................................    0.95%             720,281    7.315112       5,268,936       -26.07%
                                                        0.95%               3,692    7.32              27,022       -26.07%
                                                        1.00%             337,657    7.296085       2,463,574       -26.11%
                                                        1.00%                 942    7.30               6,878       -26.11%
                                                        1.05%             101,063    7.277078         735,443       -26.14%
                                                        1.10%               3,620    9.388270          33,986       -26.18%
                                                        1.10%               3,993    9.39              37,496       -26.18%
                                                        1.15%               1,055    9.368121           9,883       -26.22%
                                                        1.15%               2,328    9.37              21,809       -26.22%
                                                        1.20%             110,053    8.954641         985,485       -26.26%
                                                        1.20%                 259    8.95               2,320       -26.26%
                                                        1.25%              13,173    8.935027         117,701       -26.29%
                                                        1.30%              23,487    8.915420         209,396       -26.33%
                                                        1.30%                  59    8.92                 522       -26.33%
                                                        1.35%               4,519    9.287776          41,971       -26.37%
                                                        1.40%               4,079    9.267781          37,803       -26.41%
                                                        1.45%               1,408    9.247825          13,021       -26.44%
                                                        1.50%               9,025    9.227885          83,282       -26.48%
                                                        1.60%                 119    9.188116           1,093       -26.55%
                                                        1.65%               1,831    9.168292          16,787       -26.59%
                                                        1.80%                 662    6.285628           4,161       -26.70%
                                                        0.95% EV***        23,657    9.261663         219,103       -26.46%
                                                        1.00% EV***        32,793    9.241720         303,064       -26.50%
                                                        1.05% EV***        12,515    9.221803         115,411       -26.54%
                                                        1.10% EV***         1,959    9.201917          18,027       -26.58%
                                                        1.20% EV***         3,574    9.162263          32,746       -26.65%
                                                        1.40% EV***         3,130    7.248245          22,687       -26.80%
                                                        1.45% EV***           252    7.233617           1,823       -26.84%
                                                        1.65% EV***           146    7.175387           1,048       -26.99%

     Gartmore GVIT Small Cap Growth Fund - Class I
           2002 ....................................    0.95%           1,723,390    9.871212      17,011,948       -33.92%
                                                        0.95%               9,407    9.87              92,848       -33.92%
                                                        1.00%             603,500    9.852935       5,946,246       -33.96%
                                                        1.00%               3,579    9.85              35,256       -33.96%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%              94,582    9.834714        930,187       -33.99%
                                                        1.05%               1,098    9.83             10,794       -33.99%
                                                        1.10%             413,957    9.816488      4,063,604       -34.02%
                                                        1.10%              12,915    9.82            126,825       -34.02%
                                                        1.15%             176,401    9.798306      1,728,431       -34.06%
                                                        1.15%               3,043    9.80             29,823       -34.06%
                                                        1.20%             949,272    9.780139      9,284,012       -34.09%
                                                        1.20%                   5    9.78                 51       -34.09%
                                                        1.25%              83,583    9.762003        815,937       -34.12%
                                                        1.30%             190,267    9.743886      1,853,940       -34.16%
                                                        1.30%                 219    9.74              2,133       -34.16%
                                                        1.35%             201,517    9.725788      1,959,912       -34.19%
                                                        1.40%             202,231    9.707740      1,963,206       -34.22%
                                                        1.45%              17,773    9.689686        172,215       -34.26%
                                                        1.50%              52,964    9.671672        512,250       -34.29%
                                                        1.55%              48,380    9.653687        467,045       -34.32%
                                                        1.60%              66,965    9.635711        645,255       -34.36%
                                                        1.65%              85,201    9.617770        819,444       -34.39%
                                                        1.70%              20,525    9.599855        197,037       -34.42%
                                                        1.75%              33,548    9.581953        321,455       -34.46%
                                                        1.80%              30,271    9.564082        289,514       -34.49%
                                                        1.85%               4,967    9.546230         47,416       -34.52%
                                                        1.90%               3,600    9.528413         34,302       -34.56%
                                                        1.95%               1,718    9.510606         16,339       -34.59%
                                                        2.00%                 106    9.492834          1,006       -34.63%
                                                        2.05%              14,586    9.475089        138,204       -34.66%
                                                        2.15%                  13    9.439666            123       -34.73%
                                                        2.20%               7,805    9.421976         73,539       -34.76%
                                                        2.25%                 532    4.394826          2,338       -34.79%
                                                        0.95% EV***       940,605    9.703262      9,126,937       -34.30%
                                                        1.00% EV***       489,705    9.685248      4,742,914       -34.34%
                                                        1.05% EV***        61,949    9.667240        598,876       -34.37%
                                                        1.10% EV***       297,946    9.649254      2,874,957       -34.40%
                                                        1.15% EV***       113,892    9.631312      1,096,929       -34.44%
                                                        1.20% EV***        41,331    9.613382        397,331       -34.47%
                                                        1.25% EV***        71,092    9.595469        682,161       -34.50%
                                                        1.30% EV***         7,603    9.577591         72,818       -34.54%
                                                        1.35% EV***        11,668    9.559721        111,543       -34.57%
                                                        1.40% EV***        45,092    9.541892        430,263       -34.60%
                                                        1.45% EV***         9,356    9.524080         89,107       -34.64%
                                                        1.50% EV***        10,224    9.506309         97,193       -34.67%
                                                        1.55% EV***        42,679    9.488529        404,961       -34.71%
                                                        1.60% EV***        21,014    9.470796        199,019       -34.74%
                                                        1.65% EV***         8,205    9.453104         77,563       -34.77%
                                                        1.70% EV***         3,944    9.435402         37,213       -34.81%
                                                        1.75% EV***         2,479    9.417741         23,347       -34.84%
                                                        1.80% EV***         2,228    9.400098         20,943       -34.87%
                                                        1.85% EV***           161    9.382479          1,511       -34.91%
                                                        1.90% EV***           313    9.364897          2,931       -34.94%
                                                        1.95% EV***           242    9.347323          2,262       -34.97%
                                                        2.20% EV***            30    9.259847            278       -35.14%

     Gartmore GVIT Small Cap Growth Fund - Class II
           2002 ....................................    1.50%               9,627    7.183813         69,159       -28.16% 5/1/02
                                                        1.60%                 383    7.178926          2,750       -28.21% 5/1/02
                                                        1.65%              12,820    7.176486         92,003       -28.24% 5/1/02
                                                        1.75%               1,918    7.171586         13,755       -28.28% 5/1/02
                                                        1.80%               1,732    7.169139         12,417       -28.31% 5/1/02
                                                        1.90%                 813    7.164247          5,825       -28.36% 5/1/02
                                                        1.95%              10,566    7.161798         75,672       -28.38% 5/1/02
                                                        2.05%              10,001    7.156898         71,576       -28.43% 5/1/02
                                                        2.10%              10,919    7.154448         78,119       -28.46% 5/1/02
                                                        2.15%                 707    7.151998          5,056       -28.48% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.20%                 964     7.149551          6,892      -28.50% 5/1/02
                                                        2.35%               1,000     7.142194          7,142      -28.58% 5/1/02
                                                        2.60%                 794     7.129924          5,661      -28.70% 5/1/02
     Gartmore GVIT Small Cap Value Fund - Class I
           2002.....................................    0.95%           7,962,445    12.058558     96,015,605      -27.86%
                                                        0.95%             101,705    12.06          1,226,561      -27.86%
                                                        1.00%           2,733,534    12.027172     32,876,684      -27.89%
                                                        1.00%              12,503    12.03            150,409      -27.89%
                                                        1.05%             517,697    11.995839      6,210,210      -27.93%
                                                        1.05%               2,248    12.00             26,980      -27.93%
                                                        1.10%             792,329    16.473727     13,052,612      -27.97%
                                                        1.10%              90,785    16.47          1,495,237      -27.97%
                                                        1.15%             339,026    16.438351      5,573,028      -28.00%
                                                        1.15%              23,082    16.44            379,475      -28.00%
                                                        1.20%           2,008,689    15.928613     31,995,630      -28.04%
                                                        1.20%               2,371    15.93             37,769      -28.04%
                                                        1.25%             167,627    15.893715      2,664,216      -28.07%
                                                        1.25%               1,395    15.89             22,171      -28.07%
                                                        1.30%             348,108    15.858883      5,520,604      -28.11%
                                                        1.30%               1,106    15.86             17,534      -28.11%
                                                        1.35%             383,539    16.297452      6,250,708      -28.15%
                                                        1.40%             298,495    16.262376      4,854,238      -28.18%
                                                        1.45%              36,154    16.227347        586,684      -28.22%
                                                        1.50%             114,333    16.192394      1,851,325      -28.26%
                                                        1.55%              58,701    16.157486        948,461      -28.29%
                                                        1.60%             106,723    16.122626      1,720,655      -28.33%
                                                        1.65%             112,107    16.087835      1,803,559      -28.37%
                                                        1.70%              17,516    11.543278        202,192      -28.40%
                                                        1.75%              89,496    11.521769      1,031,152      -28.44%
                                                        1.80%              64,053    11.500284        736,628      -28.48%
                                                        1.85%              15,838    11.478843        181,802      -28.51%
                                                        1.90%               8,534    11.457422         97,778      -28.55%
                                                        1.95%               2,353    11.436036         26,909      -28.59%
                                                        2.00%               1,774    11.414665         20,250      -28.62%
                                                        2.05%              13,350    11.393329        152,101      -28.66%
                                                        2.10%                   4    11.372033             45      -28.70%
                                                        2.15%                  64    11.350750            726      -28.73%
                                                        2.20%              19,820    11.329505        224,551      -28.77%
                                                        2.25%               2,410     9.807064         23,635      -28.80%
                                                        0.95% EV***     1,603,991    16.286343     26,123,148      -28.23%
                                                        1.00% EV***       969,567    16.251308     15,756,732      -28.26%
                                                        1.05% EV***        60,762    16.216309        985,335      -28.30%
                                                        1.10% EV***       799,098    16.181382     12,930,510      -28.34%
                                                        1.15% EV***       184,731    16.146495      2,982,758      -28.37%
                                                        1.20% EV***       127,816    16.111690      2,059,332      -28.41%
                                                        1.25% EV***       159,758    12.047517      1,924,687      -28.45%
                                                        1.30% EV***        52,395    12.023281        629,960      -28.48%
                                                        1.35% EV***        60,511    11.999078        726,076      -28.52%
                                                        1.40% EV***       137,026    11.974926      1,640,876      -28.56%
                                                        1.45% EV***        35,733    11.950800        427,038      -28.59%
                                                        1.50% EV***        26,075    11.926712        310,989      -28.63%
                                                        1.55% EV***       124,290    11.902672      1,479,383      -28.67%
                                                        1.60% EV***        68,106    11.878650        809,007      -28.70%
                                                        1.65% EV***        12,983    11.854673        153,909      -28.74%
                                                        1.70% EV***        16,409    11.830732        194,130      -28.78%
                                                        1.75% EV***        12,180    11.806829        143,807      -28.81%
                                                        1.80% EV***         6,804    11.782947         80,171      -28.85%
                                                        1.85% EV***         5,900    11.759105         69,379      -28.88%
                                                        1.90% EV***           176    11.735317          2,065      -28.92%
                                                        1.95% EV***         7,031    11.711534         82,344      -28.96%

                                                          Contract                      Unit       Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.00% EV***         1,356    11.687816         15,849      -28.99%
                                                        2.20% EV***           383    11.593266          4,440      -29.14%
                                                        2.40% EV***            23    11.499301            264      -29.29%
     Gartmore GVIT Small Cap Value Fund - Class II
           2002 ....................................    1.50%               8,708     7.106598         61,884      -28.93% 5/1/02
                                                        1.60%               1,109     7.101763          7,876      -28.98% 5/1/02
                                                        1.65%              20,652     7.099346        146,616      -29.01% 5/1/02
                                                        1.75%               1,538     7.094503         10,911      -29.05% 5/1/02
                                                        1.80%               2,251     7.092082         15,964      -29.08% 5/1/02
                                                        1.90%               3,158     7.087240         22,382      -29.13% 5/1/02
                                                        1.95%              11,590     7.084817         82,113      -29.15% 5/1/02
                                                        2.00%                 561     7.082398          3,973      -29.18% 5/1/02
                                                        2.05%              15,868     7.079974        112,345      -29.20% 5/1/02
                                                        2.10%              13,218     7.077550         93,551      -29.22% 5/1/02
                                                        2.15%                 730     7.075123          5,165      -29.25% 5/1/02
                                                        2.20%               7,771     7.072698         54,962      -29.27% 5/1/02
                                                        2.30%                 236     7.067849          1,668      -29.32% 5/1/02
                                                        2.35%               3,009     7.065428         21,260      -29.35% 5/1/02
                                                        2.60%               1,116     7.053294          7,871      -29.47% 5/1/02
     Gartmore GVIT Small Company Fund - Class I
           2002 ....................................    0.95%           6,667,154    11.198342     74,661,071      -18.11%
                                                        0.95%              53,709    11.20            601,544      -18.11%
                                                        1.00%           2,785,028    11.169195     31,106,521      -18.16%
                                                        1.00%               3,016    11.17             33,688      -18.16%
                                                        1.05%             443,068    11.140091      4,935,818      -18.20%
                                                        1.10%             590,277    14.029693      8,281,405      -18.24%
                                                        1.10%              50,141    14.03            703,474      -18.24%
                                                        1.15%             295,743    13.999555      4,140,270      -18.28%
                                                        1.15%              11,818    14.00            165,458      -18.28%
                                                        1.20%           2,071,981    13.850506     28,697,985      -18.32%
                                                        1.20%               1,275    13.85             17,656      -18.32%
                                                        1.25%             163,221    13.820149      2,255,739      -18.36%
                                                        1.25%                 766    13.82             10,583      -18.36%
                                                        1.30%             336,827    13.789861      4,644,798      -18.40%
                                                        1.30%               1,059    13.79             14,597      -18.40%
                                                        1.35%             270,754    13.879545      3,757,942      -18.45%
                                                        1.35%                 183    13.88              2,537      -18.45%
                                                        1.40%             281,913    13.849676      3,904,404      -18.49%
                                                        1.45%              34,761    13.819838        480,391      -18.53%
                                                        1.50%             132,814    13.790055      1,831,512      -18.57%
                                                        1.55%              60,432    13.760315        831,563      -18.61%
                                                        1.60%              66,647    13.730651        915,107      -18.65%
                                                        1.65%             175,396    13.701015      2,403,103      -18.69%
                                                        1.70%               9,221    11.268207        103,904      -18.74%
                                                        1.75%              54,743    11.247212        615,706      -18.78%
                                                        1.80%              83,081    11.226240        932,687      -18.82%
                                                        1.85%               9,059    11.205308        101,509      -18.86%
                                                        1.90%               6,595    11.184395         73,761      -18.90%
                                                        1.95%               2,067    11.163516         23,075      -18.94%
                                                        2.00%               1,194    11.142675         13,304      -18.98%
                                                        2.05%              22,924    11.121852        254,957      -19.03%
                                                        2.10%                   4    11.101037             44      -19.07%
                                                        2.15%                 113    11.080273          1,252      -19.11%
                                                        2.20%               5,490    11.059519         60,717      -19.15%
                                                        2.25%               2,087     7.393231         15,430      -19.19%
                                                        0.95% EV***     1,383,825    13.863593     19,184,787      -18.52%
                                                        1.00% EV***       715,714    13.833756      9,901,013      -18.56%
                                                        1.05% EV***        53,480    13.803978        738,237      -18.60%
                                                        1.10% EV***       436,485    13.774233      6,012,246      -18.64%
                                                        1.15% EV***       128,916    13.744557      1,771,893      -18.69%
                                                        1.20% EV***        95,008    13.714906      1,303,026      -18.73%
                                                        1.25% EV***        71,705    11.435153        819,958      -18.77%
                                                        1.30% EV***        30,309    11.412137        345,890      -18.81%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35% EV***        32,723    11.389164        372,688      -18.85%
                                                        1.40% EV***       143,762    11.366233      1,634,032      -18.89%
                                                        1.45% EV***        15,922    11.343329        180,608      -18.93%
                                                        1.50% EV***        33,090    11.320470        374,594      -18.98%
                                                        1.55% EV***        54,710    11.297640        618,094      -19.02%
                                                        1.60% EV***        36,247    11.274849        408,679      -19.06%
                                                        1.65% EV***         6,908    11.252075         77,729      -19.10%
                                                        1.70% EV***        11,501    11.229354        129,149      -19.14%
                                                        1.75% EV***         4,588    11.206646         51,416      -19.18%
                                                        1.80% EV***         3,912    11.183996         43,752      -19.22%
                                                        1.85% EV***        10,892    11.161373        121,570      -19.27%
                                                        1.95% EV***        18,126    11.116210        201,492      -19.35%
                                                        2.05% EV***           339    11.071198          3,753      -19.43%
                                                        2.10% EV***         1,917    11.048758         21,180      -19.47%
                                                        2.20% EV***            44    11.003936            484      -19.56%
                                                        2.25% EV***           316    10.981582          3,470      -19.60%

     Gartmore GVIT Small Company Fund - Class II
           2002 ....................................    1.50%              16,470     7.820823        128,809      -21.79% 5/1/02
                                                        1.60%              26,889     7.815510        210,151      -21.84% 5/1/02
                                                        1.65%               4,315     7.812843         33,712      -21.87% 5/1/02
                                                        1.75%              10,156     7.807512         79,293      -21.92% 5/1/02
                                                        1.80%              14,804     7.804846        115,543      -21.95% 5/1/02
                                                        1.90%               7,664     7.799526         59,776      -22.00% 5/1/02
                                                        1.95%              17,026     7.796863        132,749      -22.03% 5/1/02
                                                        2.00%               7,864     7.794198         61,294      -22.06% 5/1/02
                                                        2.05%              14,391     7.791534        112,128      -22.08% 5/1/02
                                                        2.10%              10,331     7.788869         80,467      -22.11% 5/1/02
                                                        2.20%              16,298     7.783546        126,856      -22.16% 5/1/02
                                                        2.45%               3,653     7.770193         28,385      -22.30% 5/1/02
                                                        2.50%               1,336     7.767539         10,377      -22.32% 5/1/02
                                                        2.60%               2,581     7.762200         20,034      -22.38% 5/1/02

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
           2002 ....................................    0.95%           2,384,523     7.650345     18,242,424      -37.61%
                                                        0.95%              29,116     7.65            222,734      -37.61%
                                                        1.00%           1,047,638     7.630429      7,993,927      -37.65%
                                                        1.00%               5,814     7.63             44,358      -37.65%
                                                        1.05%             138,188     7.610526      1,051,683      -37.68%
                                                        1.10%             307,285     8.317327      2,555,790      -37.71%
                                                        1.10%              67,326     8.32            560,150      -37.71%
                                                        1.15%             123,975     8.299447      1,028,924      -37.74%
                                                        1.15%              20,005     8.30            166,044      -37.74%
                                                        1.20%           1,040,567     8.149536      8,480,138      -37.77%
                                                        1.20%               1,611     8.15             13,131      -37.77%
                                                        1.25%              97,466     8.131671        792,561      -37.80%
                                                        1.25%               1,146     8.13              9,314      -37.80%
                                                        1.30%             231,582     8.113826      1,879,016      -37.84%
                                                        1.30%                 675     8.11              5,470      -37.84%
                                                        1.35%             103,066     8.228218        848,050      -37.87%
                                                        1.40%             111,078     8.210492        912,005      -37.90%
                                                        1.45%              22,991     8.192786        188,360      -37.93%
                                                        1.50%              76,494     8.175099        625,346      -37.96%
                                                        1.55%              22,545     8.157459        183,910      -37.99%
                                                        1.60%              40,136     8.139837        326,700      -38.03%
                                                        1.65%              25,701     8.122255        208,750      -38.06%
                                                        1.70%               4,598     5.171167         23,777      -38.09%
                                                        1.75%              26,469     5.161519        136,620      -38.12%
                                                        1.80%              50,623     5.151878        260,804      -38.15%
                                                        1.85%               3,333     5.142260         17,139      -38.18%
                                                        1.90%                 824     5.132637          4,229      -38.21%
                                                        1.95%               3,097     5.123042         15,866      -38.25%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.00%                 944     5.113464          4,827      -38.28%
                                                        2.05%               1,898     5.103886          9,687      -38.31%
                                                        2.25%                 344     3.210863          1,105      -38.44%
                                                        0.95% EV***       783,687     8.189018      6,417,627      -38.04%
                                                        1.00% EV***       512,516     8.171351      4,187,948      -38.07%
                                                        1.05% EV***        46,698     8.153711        380,762      -38.10%
                                                        1.10% EV***       297,264     8.136123      2,418,576      -38.13%
                                                        1.15% EV***        79,838     8.118535        648,168      -38.16%
                                                        1.20% EV***        41,667     8.100987        337,544      -38.20%
                                                        1.25% EV***        42,358     6.297929        266,768      -38.23%
                                                        1.30% EV***         6,329     6.285225         39,779      -38.26%
                                                        1.35% EV***        16,776     6.272546        105,228      -38.29%
                                                        1.40% EV***        58,763     6.259888        367,850      -38.32%
                                                        1.45% EV***        24,653     6.247244        154,013      -38.35%
                                                        1.50% EV***        16,074     6.234615        100,215      -38.38%
                                                        1.55% EV***        41,001     6.222023        255,109      -38.42%
                                                        1.60% EV***        20,149     6.209442        125,114      -38.45%
                                                        1.65% EV***         5,333     6.196886         33,048      -38.48%
                                                        1.70% EV***        11,878     6.184339         73,458      -38.51%
                                                        1.75% EV***         5,352     6.171801         33,031      -38.54%
                                                        1.80% EV***         9,544     6.159303         58,784      -38.57%
                                                        1.85% EV***         1,125     6.146808          6,915      -38.61%
                                                        1.90% EV***           154     6.134331            945      -38.64%
                                                        1.95% EV***         2,050     6.121881         12,550      -38.67%
                                                        2.00% EV***           174     6.109457          1,063      -38.70%
                                                        2.20% EV***            41     6.059915            248      -38.83%

     Gartmore GVIT Total Return Fund - Class I
           2002 ....................................    0.95%          18,383,389     8.796082    161,701,797      -18.14%
                                                        0.95%             217,692     8.80          1,915,692      -18.14%
                                                        1.00%          10,147,707     8.773184     89,027,701      -18.18%
                                                        1.00%              24,968     8.77            218,969      -18.18%
                                                        1.05%           1,548,820     8.750353     13,552,722      -18.22%
                                                        1.05%              10,586     8.75             92,630      -18.22%
                                                        1.10%           1,513,411     8.752996     13,246,880      -18.26%
                                                        1.10%             270,349     8.75          2,365,556      -18.26%
                                                        1.15%             536,646     8.734199      4,687,173      -18.31%
                                                        1.15%              38,406     8.73            335,285      -18.31%
                                                        1.20%           2,215,538     8.699902     19,274,963      -18.35%
                                                        1.20%               3,910     8.70             34,021      -18.35%
                                                        1.25%             326,442     8.680809      2,833,781      -18.39%
                                                        1.25%              19,913     8.68            172,843      -18.39%
                                                        1.30%             372,153     8.661797      3,223,514      -18.43%
                                                        1.30%              23,742     8.66            205,607      -18.43%
                                                        1.35%             388,332     8.659317      3,362,690      -18.47%
                                                        1.40%             336,601     8.640665      2,908,456      -18.51%
                                                        1.45%              95,751     8.622061        825,571      -18.55%
                                                        1.50%             195,501     8.603482      1,681,989      -18.59%
                                                        1.55%              54,360     8.584915        466,676      -18.64%
                                                        1.60%              91,912     8.566400        787,355      -18.68%
                                                        1.65%             115,051     8.547905        983,445      -18.72%
                                                        1.70%              30,540     6.675091        203,857      -18.76%
                                                        1.75%              40,249     6.662646        268,165      -18.80%
                                                        1.80%              23,720     6.650221        157,743      -18.84%
                                                        1.85%              10,319     6.637820         68,496      -18.88%
                                                        1.90%               5,611     6.625425         37,175      -18.93%
                                                        1.95%               1,884     6.613060         12,459      -18.97%
                                                        2.00%                 224     6.600705          1,479      -19.01%
                                                        2.05%               9,264     6.588356         61,035      -19.05%
                                                        2.10%               1,573     6.576030         10,344      -19.09%
                                                        2.15%                  19     6.563740            125      -19.13%
                                                        2.20%               5,176     6.551449         33,910      -19.17%
                                                        2.25%               1,856     6.871837         12,754      -19.22%
                                                        0.95% EV***     3,049,278     8.633457     26,325,810      -18.56%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.00% EV***     1,649,304     8.614872     14,208,543      -18.60%
                                                        1.05% EV***       181,487     8.596302      1,560,117      -18.64%
                                                        1.10% EV***       867,617     8.577768      7,442,217      -18.68%
                                                        1.15% EV***       159,501     8.559259      1,365,210      -18.72%
                                                        1.20% EV***       162,835     8.540800      1,390,741      -18.76%
                                                        1.25% EV***       162,819     7.152824      1,164,616      -18.80%
                                                        1.30% EV***        40,643     7.138415        290,127      -18.85%
                                                        1.35% EV***        40,865     7.124054        291,124      -18.89%
                                                        1.40% EV***       126,952     7.109693        902,590      -18.93%
                                                        1.45% EV***        28,299     7.095360        200,792      -18.97%
                                                        1.50% EV***        24,681     7.081057        174,768      -19.01%
                                                        1.55% EV***        41,412     7.066762        292,649      -19.05%
                                                        1.60% EV***        22,507     7.052500        158,731      -19.09%
                                                        1.65% EV***        12,411     7.038252         87,352      -19.14%
                                                        1.70% EV***        16,406     7.024031        115,236      -19.18%
                                                        1.75% EV***        15,099     7.009826        105,841      -19.22%
                                                        1.80% EV***         2,460     6.995620         17,209      -19.26%
                                                        1.85% EV***         4,386     6.981478         30,621      -19.30%
                                                        1.90% EV***           275     6.967322          1,916      -19.34%
                                                        1.95% EV***         1,359     6.953210          9,449      -19.38%
                                                        2.00% EV***         3,197     6.939126         22,184      -19.43%
                                                        2.05% EV***           269     6.925044          1,863      -19.47%

     Gartmore GVIT Total Return Fund - Class II
           2002 ....................................    1.50%              27,261     8.072743        220,071      -19.27% 5/1/02
                                                        1.60%               9,258     8.067253         74,687      -19.33% 5/1/02
                                                        1.65%              24,288     8.064506        195,871      -19.35% 5/1/02
                                                        1.75%               2,479     8.059011         19,978      -19.41% 5/1/02
                                                        1.80%               3,292     8.056265         26,521      -19.44% 5/1/02
                                                        1.90%                 659     8.050768          5,305      -19.49% 5/1/02
                                                        1.95%               4,766     8.048019         38,357      -19.52% 5/1/02
                                                        2.05%               3,200     8.042520         25,736      -19.57% 5/1/02
                                                        2.10%              15,237     8.039774        122,502      -19.60% 5/1/02
                                                        2.20%               4,482     8.034266         36,010      -19.66% 5/1/02
                                                        2.60%                 267     8.012236          2,139      -19.88% 5/1/02

     Gartmore GVIT Turner Growth Focus Fund - Class I
           2002 ....................................    0.95%             261,820     2.163294        566,394      -43.40%
                                                        1.00%              79,044     2.160835        170,801      -43.43%
                                                        1.05%                 804     2.158380          1,735      -43.46%
                                                        1.10%              34,332     2.155919         74,017      -43.49%
                                                        1.10%                 198     2.16                427      -43.49%
                                                        1.15%              29,743     2.153459         64,050      -43.52%
                                                        1.20%              79,184     2.150995        170,324      -43.55%
                                                        1.25%               7,356     2.148538         15,805      -43.57%
                                                        1.30%               1,291     2.146082          2,771      -43.60%
                                                        1.35%              17,061     2.143637         36,573      -43.63%
                                                        1.40%               4,917     2.141179         10,528      -43.66%
                                                        1.45%               6,862     2.138725         14,676      -43.69%
                                                        1.50%                 669     2.136284          1,429      -43.72%
                                                        1.65%                 351     2.128951            747      -43.80%
                                                        1.85%               1,645     2.119194          3,486      -43.92%
                                                        0.95% EV***        74,297     1.989158        147,788      -43.82%
                                                        1.00% EV***        44,309     1.986619         88,025      -43.85%
                                                        1.05% EV***        23,597     1.984082         46,818      -43.88%
                                                        1.10% EV***        54,112     1.981538        107,225      -43.91%
                                                        1.15% EV***         8,419     1.979009         16,661      -43.94%
                                                        1.20% EV***         3,324     1.976479          6,570      -43.97%
                                                        1.25% EV***         5,974     1.973937         11,792      -44.00%
                                                        1.40% EV***         5,112     1.966352         10,052      -44.08%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.55% EV***           655     1.958790          1,283      -44.17%
                                                        1.60% EV***         5,259     1.956273         10,288      -44.20%
                                                        1.90% EV***           114     1.941205            221      -44.37%

     Gartmore GVIT Turner Growth Focus Fund - Class III
           2002 ....................................    0.95%              44,253     7.505767        332,153      -24.94% 5/1/02
                                                        1.00%               4,525     7.503221         33,952      -24.97% 5/1/02
                                                        1.05%              23,123     7.500685        173,438      -24.99% 5/1/02
                                                        1.10%               2,745     7.498145         20,582      -25.02% 5/1/02
                                                        1.15%                 129     7.495604            967      -25.04% 5/1/02
                                                        1.20%              18,239     7.493056        136,666      -25.07% 5/1/02
                                                        1.25%                 145     7.490515          1,086      -25.09% 5/1/02
                                                        1.30%                 928     7.487971          6,949      -25.12% 5/1/02
                                                        1.35%               6,404     7.485430         47,937      -25.15% 5/1/02
                                                        1.40%                  13     7.482888             97      -25.17% 5/1/02
                                                        1.60%               1,939     7.472705         14,490      -25.27% 5/1/02
                                                        1.65%               7,760     7.470159         57,968      -25.30% 5/1/02
                                                        0.95% EV***        17,652     7.478154        132,004      -25.22% 5/1/02
                                                        1.00% EV***           251     7.475616          1,876      -25.24% 5/1/02
                                                        1.10% EV***         2,016     7.470535         15,061      -25.29% 5/1/02
                                                        1.20% EV***           342     7.465465          2,553      -25.35% 5/1/02
                                                        1.25% EV***           117     7.462923            873      -25.37% 5/1/02
                                                        1.40% EV***           462     7.455315          3,444      -25.45% 5/1/02
                                                        1.55% EV***           101     7.447689            752      -25.52% 5/1/02
                                                        1.90% EV***             9     7.429891             67      -25.70% 5/1/02

     Gartmore GVIT U.S. Growth Leaders Fund - Class III
           2002 ....................................    0.95%             139,419     7.512774      1,047,423      -24.87% 1/25/02
                                                        1.00%              28,976     7.509233        217,588      -24.91% 1/25/02
                                                        1.05%               9,837     7.505693         73,834      -24.94% 1/25/02
                                                        1.10%              26,039     7.502155        195,349      -24.98% 1/25/02
                                                        1.15%              19,820     7.498608        148,622      -25.01% 1/25/02
                                                        1.20%              65,915     7.495072        494,038      -25.05% 1/25/02
                                                        1.25%                 547     7.491533          4,098      -25.08% 1/25/02
                                                        1.30%              21,578     7.487992        161,576      -25.12% 1/25/02
                                                        1.35%              11,345     7.484456         84,911      -25.16% 1/25/02
                                                        1.40%              17,209     7.480912        128,739      -25.19% 1/25/02
                                                        1.45%               6,845     7.477365         51,183      -25.23% 1/25/02
                                                        1.50%               2,387     7.473837         17,840      -25.26% 1/25/02
                                                        1.55%               1,831     7.470286         13,678      -25.30% 1/25/02
                                                        1.60%               1,528     7.466744         11,409      -25.33% 1/25/02
                                                        1.65%               4,449     7.463213         33,204      -25.37% 1/25/02
                                                        1.70%              11,489     7.459677         85,704      -25.40% 1/25/02
                                                        1.75%              44,817     7.456128        334,161      -25.44% 1/25/02
                                                        1.80%               1,460     7.452579         10,881      -25.47% 1/25/02
                                                        1.85%                  77     7.449034            574      -25.51% 1/25/02
                                                        2.00%               1,301     7.438420          9,677      -25.62% 1/25/02
                                                        2.05%               1,851     7.434874         13,762      -25.65% 1/25/02
                                                        2.10%                 197     7.431326          1,464      -25.69% 1/25/02
                                                        2.60%                 185     7.395900          1,368      -26.04% 1/25/02
                                                        0.95% EV***        27,808     7.474583        207,853      -25.25% 1/25/02
                                                        1.00% EV***        24,811     7.471041        185,364      -25.29% 1/25/02
                                                        1.05% EV***           978     7.467515          7,303      -25.32% 1/25/02
                                                        1.10% EV***        23,065     7.463980        172,157      -25.36% 1/25/02
                                                        1.15% EV***           606     7.460447          4,521      -25.40% 1/25/02
                                                        1.20% EV***           739     7.456908          5,511      -25.43% 1/25/02
                                                        1.25% EV***         1,631     7.453391         12,156      -25.47% 1/25/02
                                                        1.30% EV***           660     7.449865          4,917      -25.50% 1/25/02
                                                        1.35% EV***           637     7.446326          4,743      -25.54% 1/25/02
                                                        1.40% EV***           153     7.442803          1,139      -25.57% 1/25/02
                                                        1.45% EV***           387     7.439258          2,879      -25.61% 1/25/02
                                                        1.50% EV***         1,129     7.435731          8,395      -25.64% 1/25/02
                                                        1.55% EV***        15,860     7.432193        117,875      -25.68% 1/25/02
                                                        1.60% EV***         5,085     7.428659         37,775      -25.71% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.70% EV***         1,460     7.421596         10,836      -25.78% 1/25/02
                                                        1.80% EV***           999     7.414527          7,407      -25.85% 1/25/02
                                                        1.95% EV***            27     7.403938            200      -25.96% 1/25/02

     Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 ....................................    0.95%              15,744     7.49            117,926       26.10%
                                                        0.95%           1,160,292     7.491588      8,692,430      -26.10%
                                                        1.00%               1,308     7.47              9,767      -26.14%
                                                        1.00%             518,677     7.472079      3,875,596      -26.14%
                                                        1.05%             120,596     7.452628        898,757      -26.17%
                                                        1.10%              25,906     7.63            197,664      -26.21%
                                                        1.10%              49,109     7.627885        374,598      -26.21%
                                                        1.15%               5,138     7.61             39,100      -26.25%
                                                        1.15%              28,765     7.611516        218,945      -26.25%
                                                        1.20%                 400     7.31              2,925      -26.29%
                                                        1.20%             276,382     7.307866      2,019,763      -26.29%
                                                        1.25%              31,948     7.291847        232,960      -26.32%
                                                        1.30%                 545     7.28              3,969      -26.36%
                                                        1.30%             138,059     7.275861      1,004,498      -26.36%
                                                        1.35%              43,598     7.546232        329,001      -26.40%
                                                        1.40%              18,126     7.529984        136,488      -26.44%
                                                        1.45%               1,409     7.513762         10,587      -26.47%
                                                        1.50%               9,829     7.497562         73,694      -26.51%
                                                        1.55%               5,253     7.481395         39,300      -26.55%
                                                        1.60%               7,161     7.465251         53,459      -26.58%
                                                        1.65%              11,897     7.449129         88,622      -26.62%
                                                        1.70%               1,876     5.641033         10,583      -26.66%
                                                        1.75%              27,367     5.630524        154,091      -26.70%
                                                        1.80%              18,568     5.620023        104,353      -26.73%
                                                        1.85%               3,593     5.609527         20,155      -26.77%
                                                        2.05%               2,667     5.567726         14,849      -26.92%
                                                        2.10%                 680     5.557308          3,779      -26.96%
                                                        2.20%               5,372     5.536514         29,742      -27.03%
                                                        0.95% EV***       194,572     7.518602      1,462,909      -26.50%
                                                        1.00% EV***        77,383     7.502393        580,558      -26.54%
                                                        1.05% EV***         6,168     7.486242         46,175      -26.58%
                                                        1.10% EV***        52,731     7.470083        393,905      -26.61%
                                                        1.15% EV***        13,917     7.453971        103,737      -26.65%
                                                        1.20% EV***         9,056     7.437874         67,357      -26.69%
                                                        1.25% EV***         4,706     6.044522         28,446      -26.73%
                                                        1.30% EV***         2,319     6.032353         13,989      -26.76%
                                                        1.35% EV***         1,427     6.020200          8,591      -26.80%
                                                        1.40% EV***        19,231     6.008057        115,541      -26.84%
                                                        1.45% EV***         4,553     5.995939         27,300      -26.87%
                                                        1.50% EV***         4,244     5.983850         25,395      -26.91%
                                                        1.55% EV***        36,972     5.971770        220,788      -26.95%
                                                        1.60% EV***         5,324     5.959704         31,729      -26.99%
                                                        1.65% EV***         1,972     5.947647         11,729      -27.02%
                                                        1.70% EV***        18,444     5.935635        109,477      -27.06%
                                                        1.75% EV***           238     5.923612          1,410      -27.10%
                                                        1.80% EV***            79     5.911631            467      -27.14%
                                                        1.85% EV***        32,205     5.899651        189,998      -27.17%
                                                        1.90% EV***           111     5.887693            654      -27.21%
                                                        1.95% EV***        68,404     5.875762        401,926      -27.25%
                                                        2.05% EV***           805     5.851939          4,711      -27.32%
                                                        2.10% EV***         7,038     5.840058         41,102      -27.36%
                                                        2.20% EV***           318     5.816342          1,850      -27.44%

     Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 ....................................    0.95%              13,684     5.26             71,975      -16.73%
                                                        0.95%           9,544,524     5.263552     50,238,098      -16.73%
                                                        1.00%           4,273,166     5.255761     22,458,739      -16.77%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%             608,515     5.247979      3,193,474      -16.81%
                                                        1.10%              47,496     5.24            248,877      -16.85%
                                                        1.10%           1,368,347     5.240220      7,170,439      -16.85%
                                                        1.15%              26,405     5.23            138,098      -16.90%
                                                        1.15%             634,857     5.232452      3,321,859      -16.90%
                                                        1.20%               7,286     5.22             38,032      -16.94%
                                                        1.20%           5,872,123     5.224689     30,680,016      -16.94%
                                                        1.25%               7,766     5.22             40,540      -16.98%
                                                        1.25%             557,497     5.216955      2,908,437      -16.98%
                                                        1.30%               1,277     5.21              6,652      -17.02%
                                                        1.30%           1,575,071     5.209227      8,204,902      -17.02%
                                                        1.35%                  82     5.20                428      -17.06%
                                                        1.35%             698,632     5.201491      3,633,928      -17.06%
                                                        1.40%             600,928     5.193752      3,121,071      -17.11%
                                                        1.45%              99,651     5.186035        516,794      -17.15%
                                                        1.50%             472,113     5.178331      2,444,757      -17.19%
                                                        1.55%             134,973     5.170642        697,897      -17.23%
                                                        1.60%             171,907     5.162942        887,546      -17.27%
                                                        1.65%             360,134     5.155250      1,856,581      -17.32%
                                                        1.70%              56,566     5.147573        291,178      -17.36%
                                                        1.75%             107,853     5.139904        554,354      -17.40%
                                                        1.80%             121,322     5.132236        622,653      -17.44%
                                                        1.85%              13,342     5.124576         68,372      -17.49%
                                                        1.90%                 785     5.116941          4,017      -17.53%
                                                        1.95%               1,932     5.109290          9,871      -17.57%
                                                        2.00%                 612     5.101659          3,122      -17.61%
                                                        2.05%              26,902     5.094038        137,040      -17.65%
                                                        2.10%                  14     5.086420             71      -17.70%
                                                        2.20%              20,047     5.071211        101,663      -17.78%
                                                        2.25%               1,426     5.063604          7,221      -17.82%
                                                        0.95% EV***     4,682,593     8.017982     37,544,946      -17.18%
                                                        1.00% EV***     2,969,614     8.001982     23,762,798      -17.22%
                                                        1.05% EV***       332,786     7.985981      2,657,623      -17.26%
                                                        1.10% EV***     1,097,496     7.970017      8,747,062      -17.30%
                                                        1.15% EV***       332,420     7.954081      2,644,096      -17.34%
                                                        1.20% EV***       317,383     7.938161      2,519,437      -17.39%
                                                        1.25% EV***       198,079     7.922249      1,569,231      -17.43%
                                                        1.30% EV***        34,709     7.906383        274,423      -17.47%
                                                        1.35% EV***        56,881     7.890536        448,822      -17.51%
                                                        1.40% EV***       229,718     7.874719      1,808,965      -17.55%
                                                        1.45% EV***        60,771     7.858908        477,594      -17.60%
                                                        1.50% EV***        93,498     7.843125        733,317      -17.64%
                                                        1.55% EV***        76,116     7.827375        595,788      -17.68%
                                                        1.60% EV***        42,651     7.811657        333,175      -17.72%
                                                        1.65% EV***        15,824     7.795947        123,363      -17.77%
                                                        1.70% EV***        19,207     7.780246        149,435      -17.81%
                                                        1.75% EV***         3,701     7.764591         28,737      -17.85%
                                                        1.80% EV***         6,170     7.748951         47,811      -17.89%
                                                        1.85% EV***           349     7.733341          2,699      -17.93%
                                                        1.90% EV***           243     7.717732          1,875      -17.98%
                                                        1.95% EV***         1,143     7.702188          8,804      -18.02%
                                                        2.00% EV***            42     7.686629            323      -18.06%
                                                        2.05% EV***         2,989     7.671118         22,929      -18.10%
                                                        2.15% EV***         4,052     7.640152         30,958      -18.19%
                                                        2.25% EV***           987     7.609285          7,510      -18.27%

     Janus AS - Global Technology Portfolio - Service II Shares
           2002 ....................................    0.95%             308,974     7.109777      2,196,736      -28.90% 5/1/02
                                                        1.00%             119,870     7.107364        851,960      -28.93% 5/1/02
                                                        1.05%              22,482     7.104956        159,734      -28.95% 5/1/02
                                                        1.10%              74,014     7.102551        525,688      -28.97% 5/1/02
                                                        1.15%              29,715     7.100137        210,981      -29.00% 5/1/02
                                                        1.20%             140,517     7.097740        997,353      -29.02% 5/1/02
                                                        1.25%              39,938     7.095326        283,373      -29.05% 5/1/02


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30%              44,291     7.092920        314,153      -29.07% 5/1/02
                                                        1.35%              35,940     7.090507        254,833      -29.09% 5/1/02
                                                        1.40%              50,722     7.088099        359,523      -29.12% 5/1/02
                                                        1.45%               5,196     7.085688         36,817      -29.14% 5/1/02
                                                        1.50%              11,532     7.083279         81,684      -29.17% 5/1/02
                                                        1.55%               4,212     7.080856         29,825      -29.19% 5/1/02
                                                        1.60%               5,726     7.078454         40,531      -29.22% 5/1/02
                                                        1.65%              34,616     7.076041        244,944      -29.24% 5/1/02
                                                        1.70%                   3     7.073630             21      -29.26% 5/1/02
                                                        1.75%               2,104     7.071217         14,878      -29.29% 5/1/02
                                                        1.80%               6,385     7.068798         45,134      -29.31% 5/1/02
                                                        1.85%               1,542     7.066388         10,896      -29.34% 5/1/02
                                                        1.90%                 631     7.063972          4,457      -29.36% 5/1/02
                                                        2.05%               7,432     7.056728         52,446      -29.43% 5/1/02
                                                        2.20%                 656     7.049473          4,624      -29.51% 5/1/02
                                                        2.25%                 161     7.047062          1,135      -29.53% 5/1/02
                                                        0.95% EV***       276,884     7.082597      1,961,058      -29.17% 5/1/02
                                                        1.00% EV***       122,641     7.080193        868,322      -29.20% 5/1/02
                                                        1.05% EV***         9,793     7.077789         69,313      -29.22% 5/1/02
                                                        1.10% EV***        95,323     7.075388        674,447      -29.25% 5/1/02
                                                        1.15% EV***        25,330     7.072986        179,159      -29.27% 5/1/02
                                                        1.20% EV***        23,634     7.070584        167,106      -29.29% 5/1/02
                                                        1.25% EV***        33,360     7.068177        235,794      -29.32% 5/1/02
                                                        1.30% EV***           735     7.065780          5,193      -29.34% 5/1/02
                                                        1.35% EV***        11,044     7.063364         78,008      -29.37% 5/1/02
                                                        1.40% EV***        57,550     7.060961        406,358      -29.39% 5/1/02
                                                        1.45% EV***         1,863     7.058543         13,150      -29.41% 5/1/02
                                                        1.50% EV***            86     7.056148            607      -29.44% 5/1/02
                                                        1.55% EV***         5,232     7.053737         36,905      -29.46% 5/1/02
                                                        1.60% EV***         3,885     7.051332         27,394      -29.49% 5/1/02
                                                        1.65% EV***           667     7.048931          4,702      -29.51% 5/1/02
                                                        1.70% EV***           573     7.046514          4,038      -29.53% 5/1/02
                                                        1.80% EV***           686     7.041702          4,831      -29.58% 5/1/02
                                                        1.85% EV***         4,587     7.039290         32,289      -29.61% 5/1/02
                                                        1.90% EV***            10     7.036878             70      -29.63% 5/1/02
                                                        1.95% EV***            28     7.034472            197      -29.66% 5/1/02

     Janus AS - Global Technology Portfolio - Service Shares
           2002 ....................................    0.95%              19,740     2.37             46,784      -41.49%
                                                        0.95%           5,465,944     2.369918     12,953,839      -41.49%
                                                        1.00%                 337     2.37                799      -41.52%
                                                        1.00%           2,865,077     2.366402      6,779,924      -41.52%
                                                        1.05%             353,799     2.362906        835,994      -41.55%
                                                        1.10%              85,610     2.36            202,039      -41.58%
                                                        1.10%             581,548     2.359397      1,372,103      -41.58%
                                                        1.15%              60,273     2.36            142,244      -41.61%
                                                        1.15%             281,644     2.355896        663,524      -41.61%
                                                        1.20%              24,124     2.35             56,692      -41.64%
                                                        1.20%           3,013,604     2.352398      7,089,196      -41.64%
                                                        1.25%              10,426     2.35             24,502      -41.67%
                                                        1.25%             364,605     2.348897        856,420      -41.67%
                                                        1.30%                 974     2.35              2,290      -41.70%
                                                        1.30%             563,598     2.345410      1,321,868      -41.70%
                                                        1.35%             254,736     2.341922        596,572      -41.73%
                                                        1.40%             233,900     2.338439        546,961      -41.76%
                                                        1.45%              67,168     2.334963        156,835      -41.79%
                                                        1.50%             221,501     2.331479        516,425      -41.82%
                                                        1.55%              27,979     2.328014         65,136      -41.85%
                                                        1.60%              31,089     2.324540         72,268      -41.88%
                                                        1.65%             152,039     2.321074        352,894      -41.91%
                                                        1.70%              10,778     2.317610         24,979      -41.94%
                                                        1.75%              12,768     2.314154         29,547      -41.97%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80%              33,008     2.310691         76,271      -42.00%
                                                        1.85%               3,809     2.307249          8,788      -42.03%
                                                        1.90%               4,504     2.303786         10,376      -42.06%
                                                        1.95%               2,909     2.300349          6,692      -42.09%
                                                        2.00%                 266     2.296907            611      -42.12%
                                                        2.05%              17,808     2.293462         40,842      -42.15%
                                                        2.20%              11,483     2.283163         26,218      -42.23%
                                                        0.95% EV***     4,189,275     2.322010      9,727,538      -41.91%
                                                        1.00% EV***     2,791,902     2.318519      6,473,078      -41.94%
                                                        1.05% EV***       397,116     2.315033        919,337      -41.97%
                                                        1.10% EV***       820,353     2.311556      1,896,292      -42.00%
                                                        1.15% EV***       305,242     2.308073        704,521      -42.03%
                                                        1.20% EV***       263,490     2.304585        607,235      -42.06%
                                                        1.25% EV***       116,756     2.301120        268,670      -42.09%
                                                        1.30% EV***        12,492     2.297647         28,702      -42.12%
                                                        1.35% EV***        26,391     2.294180         60,546      -42.15%
                                                        1.40% EV***       158,404     2.290722        362,860      -42.18%
                                                        1.45% EV***        49,136     2.287252        112,386      -42.21%
                                                        1.50% EV***        39,700     2.283794         90,667      -42.24%
                                                        1.55% EV***        48,749     2.280342        111,164      -42.27%
                                                        1.60% EV***        45,061     2.276896        102,599      -42.30%
                                                        1.65% EV***        18,078     2.273451         41,099      -42.33%
                                                        1.70% EV***         7,286     2.270007         16,539      -42.35%
                                                        1.75% EV***         4,734     2.266565         10,730      -42.38%
                                                        1.80% EV***           956     2.263130          2,164      -42.41%
                                                        1.85% EV***           244     2.259699            551      -42.44%
                                                        1.90% EV***           287     2.256269            648      -42.47%
                                                        1.95% EV***            43     2.252838             97      -42.50%
                                                        2.00% EV***            66     2.249421            148      -42.53%

     Janus AS - International Growth Portfolio - Service II Shares
           2002 ....................................    0.95%             824,343     7.758658      6,395,795      -22.41% 5/1/02
                                                        1.00%             258,999     7.756034      2,008,805      -22.44% 5/1/02
                                                        1.05%              90,496     7.753412        701,653      -22.47% 5/1/02
                                                        1.10%             260,812     7.750784      2,021,497      -22.49% 5/1/02
                                                        1.15%             106,606     7.748155        826,000      -22.52% 5/1/02
                                                        1.20%             561,155     7.745526      4,346,441      -22.54% 5/1/02
                                                        1.25%              82,874     7.742909        641,686      -22.57% 5/1/02
                                                        1.30%             108,144     7.740287        837,066      -22.60% 5/1/02
                                                        1.35%             122,502     7.737652        947,878      -22.62% 5/1/02
                                                        1.40%              90,642     7.735029        701,118      -22.65% 5/1/02
                                                        1.45%              22,549     7.732399        174,358      -22.68% 5/1/02
                                                        1.50%              50,803     7.729765        392,695      -22.70% 5/1/02
                                                        1.55%              15,994     7.727134        123,588      -22.73% 5/1/02
                                                        1.60%              50,438     7.724506        389,609      -22.75% 5/1/02
                                                        1.65%              48,893     7.721869        377,545      -22.78% 5/1/02
                                                        1.70%               2,467     7.719236         19,043      -22.81% 5/1/02
                                                        1.75%              34,822     7.716615        268,708      -22.83% 5/1/02
                                                        1.80%              10,353     7.713978         79,863      -22.86% 5/1/02
                                                        1.85%               4,648     7.711350         35,842      -22.89% 5/1/02
                                                        1.90%               1,113     7.708715          8,580      -22.91% 5/1/02
                                                        1.95%                 532     7.706084          4,100      -22.94% 5/1/02
                                                        2.05%               7,959     7.700818         61,291      -22.99% 5/1/02
                                                        2.15%                   5     7.695550             38      -23.04% 5/1/02
                                                        2.20%                 533     7.692915          4,100      -23.07% 5/1/02
                                                        0.95% EV***       489,914     7.730652      3,787,355      -22.69% 5/1/02
                                                        1.00% EV***       253,276     7.728034      1,957,326      -22.72% 5/1/02
                                                        1.05% EV***        14,960     7.725414        115,572      -22.75% 5/1/02
                                                        1.10% EV***       143,382     7.722792      1,107,309      -22.77% 5/1/02
                                                        1.15% EV***        74,973     7.720162        578,804      -22.80% 5/1/02
                                                        1.20% EV***        44,921     7.717543        346,680      -22.82% 5/1/02
                                                        1.25% EV***        69,664     7.714929        537,453      -22.85% 5/1/02
                                                        1.30% EV***         7,244     7.712299         55,868      -22.88% 5/1/02
                                                        1.35% EV***        13,789     7.709677        106,309      -22.90% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.40% EV***        31,323     7.707058        241,408      -22.93% 5/1/02
                                                        1.45% EV***        17,373     7.704435        133,849      -22.96% 5/1/02
                                                        1.50% EV***         3,889     7.701805         29,952      -22.98% 5/1/02
                                                        1.55% EV***        14,747     7.699181        113,540      -23.01% 5/1/02
                                                        1.60% EV***        10,950     7.696560         84,277      -23.03% 5/1/02
                                                        1.65% EV***         2,245     7.693934         17,273      -23.06% 5/1/02
                                                        1.75% EV***            44     7.688684            338      -23.11% 5/1/02
                                                        1.80% EV***           548     7.686050          4,212      -23.14% 5/1/02
                                                        2.05% EV***           147     7.672907          1,128      -23.27% 5/1/02

     Janus AS - International Growth Portfolio - Service Shares
           2002 ....................................    0.95%              43,764     4.57            200,003      -26.46%
                                                        0.95%           6,343,195     4.573528     29,010,780      -26.46%
                                                        1.00%               9,798     4.57             44,776      -26.50%
                                                        1.00%           2,880,999     4.566775     13,156,874      -26.50%
                                                        1.05%             333,631     4.560019      1,521,364      -26.54%
                                                        1.10%             130,376     4.55            593,213      -26.58%
                                                        1.10%             856,785     4.553254      3,901,160      -26.58%
                                                        1.15%              83,011     4.55            377,699      -26.61%
                                                        1.15%             391,980     4.546506      1,782,139      -26.61%
                                                        1.20%              16,219     4.54             73,633      -26.65%
                                                        1.20%           4,064,434     4.539769     18,451,591      -26.65%
                                                        1.25%              11,573     4.53             52,425      -26.69%
                                                        1.25%             299,462     4.533041      1,357,474      -26.69%
                                                        1.30%               1,604     4.53              7,265      -26.72%
                                                        1.30%             683,499     4.526318      3,093,734      -26.72%
                                                        1.35%             288,593     4.519598      1,304,324      -26.76%
                                                        1.40%             240,932     4.512894      1,087,301      -26.80%
                                                        1.45%              53,086     4.506173        239,215      -26.84%
                                                        1.50%             299,181     4.499478      1,346,158      -26.87%
                                                        1.55%              53,746     4.492787        241,469      -26.91%
                                                        1.60%              45,097     4.486092        202,309      -26.95%
                                                        1.65%             132,497     4.479412        593,509      -26.98%
                                                        1.70%              25,535     4.472745        114,212      -27.02%
                                                        1.75%              27,962     4.466078        124,880      -27.06%
                                                        1.80%              84,758     4.459429        377,972      -27.10%
                                                        1.85%              15,692     4.452769         69,873      -27.13%
                                                        1.90%                 253     4.446112          1,125      -27.17%
                                                        2.20%              19,052     4.406372         83,950      -27.39%
                                                        2.25%               5,925     4.399755         26,069      -27.43%
                                                        0.95% EV***     2,483,976     7.952603     19,754,075      -26.89%
                                                        1.00% EV***     1,676,733     7.936722     13,307,764      -26.93%
                                                        1.05% EV***       230,086     7.920857      1,822,478      -26.96%
                                                        1.10% EV***       454,684     7.905013      3,594,283      -27.00%
                                                        1.15% EV***       178,438     7.889206      1,407,734      -27.04%
                                                        1.20% EV***       145,335     7.873409      1,144,282      -27.07%
                                                        1.25% EV***        88,717     7.857644        697,107      -27.11%
                                                        1.30% EV***        22,435     7.841906        175,933      -27.15%
                                                        1.35% EV***        33,990     7.826184        266,012      -27.19%
                                                        1.40% EV***        86,168     7.810484        673,014      -27.22%
                                                        1.45% EV***        20,806     7.794812        162,179      -27.26%
                                                        1.50% EV***        24,958     7.779167        194,152      -27.30%
                                                        1.55% EV***        48,093     7.763530        373,371      -27.33%
                                                        1.60% EV***        21,809     7.747938        168,975      -27.37%
                                                        1.65% EV***        10,240     7.732362         79,179      -27.41%
                                                        1.70% EV***         2,872     7.716795         22,163      -27.45%
                                                        1.75% EV***         2,557     7.701280         19,692      -27.48%
                                                        1.80% EV***         2,449     7.685776         18,822      -27.52%
                                                        1.85% EV***           611     7.670288          4,687      -27.56%
                                                        1.90% EV***           130     7.654827            995      -27.60%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.95% EV***            23     7.639395            176      -27.63%
                                                        2.00% EV***            36     7.623969            274      -27.67%
                                                        2.05% EV***           312     7.608565          2,374      -27.71%

     MFS(R)VIT - Mid Cap Growth Series - Service Class
           2002 ....................................    1.50%              33,028     7.095730        234,358      -29.04% 5/1/02
                                                        1.60%              12,944     7.090900         91,785      -29.09% 5/1/02
                                                        1.65%              23,370     7.088490        165,658      -29.12% 5/1/02
                                                        1.75%               8,482     7.083647         60,083      -29.16% 5/1/02
                                                        1.80%              11,978     7.081227         84,819      -29.19% 5/1/02
                                                        1.90%               3,797     7.076398         26,869      -29.24% 5/1/02
                                                        1.95%              26,351     7.073985        186,407      -29.26% 5/1/02
                                                        2.00%               7,576     7.071563         53,574      -29.28% 5/1/02
                                                        2.05%              18,475     7.069146        130,602      -29.31% 5/1/02
                                                        2.10%              22,049     7.066726        155,814      -29.33% 5/1/02
                                                        2.15%                 430     7.064298          3,038      -29.36% 5/1/02
                                                        2.20%               6,800     7.061880         48,021      -29.38% 5/1/02
                                                        2.45%               2,336     7.049775         16,468      -29.50% 5/1/02
                                                        2.50%               4,943     7.047349         34,835      -29.53% 5/1/02
                                                        2.60%               4,542     7.042502         31,987      -29.57% 5/1/02

     MFS(R)VIT - New Discovery Series - Service Class
           2002 ....................................    1.50%               6,036     7.467590         45,074      -25.32% 5/1/02
                                                        1.60%                 947     7.462500          7,067      -25.38% 5/1/02
                                                        1.65%              12,945     7.459964         96,569      -25.40% 5/1/02
                                                        1.75%                 966     7.454879          7,201      -25.45% 5/1/02
                                                        1.80%               2,612     7.452336         19,466      -25.48% 5/1/02
                                                        1.90%               2,381     7.447255         17,732      -25.53% 5/1/02
                                                        1.95%               9,001     7.444702         67,010      -25.55% 5/1/02
                                                        2.05%               2,381     7.439624         17,714      -25.60% 5/1/02
                                                        2.10%               2,688     7.437071         19,991      -25.63% 5/1/02
                                                        2.20%               9,602     7.431983         71,362      -25.68% 5/1/02
                                                        2.50%               5,472     7.416705         40,584      -25.83% 5/1/02

     MFS(R) VIT - Value Series - Service Class
           2002 ....................................    1.50%              21,048     8.316953        175,055      -16.83% 5/1/02
                                                        1.60%               7,966     8.311294         66,208      -16.89% 5/1/02
                                                        1.65%              26,137     8.308471        217,159      -16.92% 5/1/02
                                                        1.75%              16,845     8.302808        139,861      -16.97% 5/1/02
                                                        1.80%                 422     8.299980          3,503      -17.00% 5/1/02
                                                        1.90%               4,041     8.294320         33,517      -17.06% 5/1/02
                                                        1.95%              14,131     8.291483        117,167      -17.09% 5/1/02
                                                        2.00%               3,747     8.288647         31,058      -17.11% 5/1/02
                                                        2.05%              12,855     8.285818        106,514      -17.14% 5/1/02
                                                        2.10%              10,755     8.282982         89,083      -17.17% 5/1/02
                                                        2.15%                 822     8.280156          6,806      -17.20% 5/1/02
                                                        2.20%               4,788     8.277320         39,632      -17.23% 5/1/02
                                                        2.45%               1,486     8.263142         12,279      -17.37% 5/1/02
                                                        2.50%                 285     8.260300          2,354      -17.40% 5/1/02
                                                        2.60%               1,440     8.254632         11,887      -17.45% 5/1/02

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2002 ....................................    1.50%               4,932     9.820202         48,433       -1.80% 5/1/02
                                                        1.60%               2,999     9.813529         29,431       -1.86% 5/1/02
                                                        1.65%               1,527     9.810192         14,980       -1.90% 5/1/02
                                                        1.75%               1,228     9.803520         12,039       -1.96% 5/1/02
                                                        1.95%               4,082     9.790165         39,963       -2.10% 5/1/02
                                                        2.00%               1,408     9.786827         13,780       -2.13% 5/1/02
                                                        2.05%               8,429     9.783484         82,465       -2.17% 5/1/02
                                                        2.10%               2,285     9.780134         22,348       -2.20% 5/1/02
                                                        2.20%               4,787     9.773460         46,786       -2.27% 5/1/02
                                                        2.45%                 919     9.756729          8,966       -2.43% 5/1/02
                                                        2.50%               1,184     9.753383         11,548       -2.47% 5/1/02
                                                        2.60%                 104     9.746695          1,014       -2.53% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Neuberger Berman AMT - Focus Portfolio - S Class Shares
           2002 ....................................    1.50%               1,012    10.879504         11,010        8.80% 5/1/02
                                                        1.65%                 394    10.868422          4,282        8.68% 5/1/02
                                                        1.75%               2,738    10.861027         29,737        8.61% 5/1/02
                                                        2.05%               1,958    10.838849         21,222        8.39% 5/1/02
                                                        2.10%                 960    10.835149         10,402        8.35% 5/1/02
                                                        2.15%               1,398    10.831452         15,142        8.31% 5/1/02
                                                        2.20%                 128    10.827752          1,386        8.28% 5/1/02
                                                        2.35%               2,261    10.816640         24,456        8.17% 5/1/02
                                                        2.60%                 125    10.798121          1,350        7.98% 5/1/02

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2002 ....................................    0.95%              32,878    11.10            364,944      -27.15%
                                                        0.95%           2,518,130    11.102807     27,958,311      -27.15%
                                                        1.00%               5,133    11.07             56,819      -27.18%
                                                        1.00%           1,176,180    11.073941     13,024,948      -27.18%
                                                        1.05%                 283    11.05              3,132      -27.22%
                                                        1.05%             267,323    11.045123      2,952,615      -27.22%
                                                        1.10%              57,876    10.38            600,754      -27.26%
                                                        1.10%             291,145    10.381389      3,022,490      -27.26%
                                                        1.15%              15,616    10.36            161,777      -27.30%
                                                        1.15%             162,980    10.359099      1,688,326      -27.30%
                                                        1.20%                 832     9.87              8,215      -27.33%
                                                        1.20%             926,974     9.874844      9,153,724      -27.33%
                                                        1.25%                 440     9.85              4,337      -27.37%
                                                        1.25%             104,095     9.853218      1,025,671      -27.37%
                                                        1.30%                 808     9.83              7,946      -27.41%
                                                        1.30%             240,776     9.831629      2,367,220      -27.41%
                                                        1.35%                 424    10.27              4,350      -27.44%
                                                        1.35%             224,959    10.270302      2,310,397      -27.44%
                                                        1.40%             152,447    10.248188      1,562,306      -27.48%
                                                        1.45%              29,033    10.226131        296,895      -27.52%
                                                        1.50%              78,084    10.204085        796,776      -27.55%
                                                        1.55%              34,833    10.182084        354,673      -27.59%
                                                        1.60%              72,064    10.160128        732,179      -27.63%
                                                        1.65%              52,476    10.138201        532,012      -27.66%
                                                        1.70%                 631     6.936818          4,377      -27.70%
                                                        1.75%              59,708     6.923899        413,412      -27.74%
                                                        1.80%              36,156     6.910990        249,874      -27.77%
                                                        1.85%               4,581     6.898096         31,600      -27.81%
                                                        1.90%               3,519     6.885223         24,229      -27.85%
                                                        2.00%                   7     6.859526             48      -27.92%
                                                        2.05%               4,282     6.846694         29,318      -27.96%
                                                        2.15%                 172     6.821108          1,173      -28.03%
                                                        2.20%               3,341     6.808334         22,747      -28.07%
                                                        2.25%               4,662     6.979055         32,536      -28.11%
                                                        0.95% EV***       730,024    10.244666      7,478,852      -27.54%
                                                        1.00% EV***       350,764    10.222595      3,585,718      -27.57%
                                                        1.05% EV***        32,603    10.200575        332,569      -27.61%
                                                        1.10% EV***       340,585    10.178604      3,466,680      -27.65%
                                                        1.15% EV***       115,319    10.156640      1,171,254      -27.69%
                                                        1.20% EV***        50,504    10.134733        511,845      -27.72%
                                                        1.25% EV***        81,449     7.579940        617,379      -27.76%
                                                        1.30% EV***        16,628     7.564677        125,785      -27.80%
                                                        1.35% EV***        11,616     7.549449         87,694      -27.83%
                                                        1.40% EV***       110,441     7.534227        832,088      -27.87%
                                                        1.45% EV***        17,168     7.519055        129,087      -27.91%
                                                        1.50% EV***        24,052     7.503902        180,484      -27.94%
                                                        1.55% EV***        73,342     7.488746        549,240      -27.98%
                                                        1.60% EV***        44,318     7.473630        331,216      -28.02%
                                                        1.65% EV***         4,685     7.458541         34,943      -28.05%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.70% EV***         8,816     7.443458         65,622      -28.09%
                                                        1.75% EV***         4,303     7.428423         31,965      -28.13%
                                                        1.80% EV***           299     7.413387          2,217      -28.16%
                                                        1.85% EV***         1,800     7.398403         13,317      -28.20%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
           2002 ....................................    0.95%              67,880    11.78            799,629      -30.01%
                                                        0.95%           3,515,602    11.783165     41,424,918      -30.01%
                                                        1.00%               6,033    11.75             70,893      -30.05%
                                                        1.00%           1,713,408    11.752488     20,136,807      -30.05%
                                                        1.05%               1,161    11.72             13,604      -30.08%
                                                        1.05%             293,106    11.721882      3,435,754      -30.08%
                                                        1.10%             108,456    10.21          1,107,331      -30.12%
                                                        1.10%             562,638    10.212487      5,745,933      -30.12%
                                                        1.15%              20,433    10.19            208,208      -30.15%
                                                        1.15%             258,626    10.190559      2,635,544      -30.15%
                                                        1.20%               1,929     9.90             19,098      -30.19%
                                                        1.20%           1,710,441     9.900112     16,933,557      -30.19%
                                                        1.25%               2,182     9.88             21,554      -30.22%
                                                        1.25%             174,370     9.878424      1,722,501      -30.22%
                                                        1.30%               3,646     9.86             35,945      -30.26%
                                                        1.30%             320,322     9.856745      3,157,332      -30.26%
                                                        1.35%                  37    10.10                369      -30.30%
                                                        1.35%             226,117    10.103131      2,284,490      -30.30%
                                                        1.40%             250,934    10.081358      2,529,755      -30.33%
                                                        1.45%              25,679    10.059629        258,321      -30.37%
                                                        1.50%             104,979    10.037926      1,053,771      -30.40%
                                                        1.55%              26,874    10.016277        269,177      -30.44%
                                                        1.60%              91,831     9.994652        917,819      -30.47%
                                                        1.65%             122,526     9.973058      1,221,959      -30.51%
                                                        1.70%              29,290     7.143412        209,231      -30.54%
                                                        1.75%              55,099     7.130099        392,861      -30.58%
                                                        1.80%              45,518     7.116796        323,942      -30.61%
                                                        1.85%               8,168     7.103509         58,021      -30.65%
                                                        1.90%               8,907     7.090239         63,153      -30.68%
                                                        1.95%               1,777     7.076993         12,576      -30.72%
                                                        2.00%                 310     7.063746          2,190      -30.76%
                                                        2.05%              10,718     7.050541         75,568      -30.79%
                                                        2.10%               1,335     7.037336          9,395      -30.83%
                                                        2.15%                  18     7.024147            126      -30.86%
                                                        2.20%              12,077     7.010993         84,672      -30.90%
                                                        2.25%                 557     4.207526          2,344      -30.93%
                                                        0.95% EV***     1,638,090    10.063416     16,484,781      -30.42%
                                                        1.00% EV***     1,151,477    10.041738     11,562,830      -30.46%
                                                        1.05% EV***        82,316    10.020064        824,812      -30.49%
                                                        1.10% EV***       559,574     9.998449      5,594,872      -30.53%
                                                        1.15% EV***       158,775     9.976864      1,584,077      -30.56%
                                                        1.20% EV***        97,902     9.955324        974,646      -30.60%
                                                        1.25% EV***       111,310     7.015703        780,918      -30.64%
                                                        1.30% EV***        45,357     7.001571        317,570      -30.67%
                                                        1.35% EV***        35,074     6.987462        245,078      -30.71%
                                                        1.40% EV***       147,457     6.973348      1,028,269      -30.74%
                                                        1.45% EV***        29,676     6.959280        206,524      -30.78%
                                                        1.50% EV***        28,386     6.945227        197,147      -30.81%
                                                        1.55% EV***        47,759     6.931211        331,028      -30.85%
                                                        1.60% EV***        35,478     6.917195        245,408      -30.88%
                                                        1.65% EV***        12,187     6.903196         84,129      -30.92%
                                                        1.70% EV***        10,899     6.889235         75,086      -30.95%
                                                        1.75% EV***        13,081     6.875286         89,936      -30.99%
                                                        1.80% EV***         1,936     6.861345         13,284      -31.03%
                                                        1.85% EV***         7,923     6.847457         54,252      -31.06%
                                                        1.90% EV***           115     6.833568            786      -31.10%
                                                        1.95% EV***            50     6.819702            341      -31.13%
                                                        2.20% EV***            20     6.750702            135      -31.31%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Neuberger Berman AMT - Partners Portfolio(R)
           2002 ....................................    0.95%              18,372     8.02            147,341      -24.86%
                                                        0.95%           4,122,415     8.023166     33,074,820      -24.86%
                                                        1.00%               3,182     8.00             25,453      -24.90%
                                                        1.00%           2,421,685     8.002299     19,379,047      -24.90%
                                                        1.05%               1,459     7.98             11,644      -24.94%
                                                        1.05%             447,473     7.981445      3,571,481      -24.94%
                                                        1.10%              22,718     9.04            205,373      -24.98%
                                                        1.10%             226,150     9.041691      2,044,778      -24.98%
                                                        1.15%               7,967     9.02             71,864      -25.02%
                                                        1.15%              74,092     9.022270        668,478      -25.02%
                                                        1.20%                  32     8.98                285      -25.05%
                                                        1.20%             757,688     8.977079      6,801,825      -25.05%
                                                        1.25%                 139     8.96              1,248      -25.09%
                                                        1.25%              54,843     8.957418        491,252      -25.09%
                                                        1.30%                  21     8.94                185      -25.13%
                                                        1.30%             101,638     8.937773        908,417      -25.13%
                                                        1.35%               1,046     8.94              9,353      -25.17%
                                                        1.35%             145,764     8.944911      1,303,846      -25.17%
                                                        1.40%             95,497      8.925645        852,372      -25.21%
                                                        1.45%               8,187     8.906424         72,917      -25.24%
                                                        1.50%              27,425     8.887227        243,732      -25.28%
                                                        1.55%              12,495     8.868057        110,806      -25.32%
                                                        1.60%              30,387     8.848923        268,892      -25.36%
                                                        1.65%              45,751     8.829813        403,973      -25.40%
                                                        1.70%                 713     6.701201          4,778      -25.43%
                                                        1.75%              20,084     6.688692        134,336      -25.47%
                                                        1.80%              14,903     6.676227         99,496      -25.51%
                                                        1.85%               6,535     6.663773         43,548      -25.55%
                                                        2.00%                  74     6.626511            490      -25.66%
                                                        2.05%               7,800     6.614111         51,590      -25.70%
                                                        2.10%                   7     6.601750             46      -25.74%
                                                        2.20%               2,603     6.577049         17,120      -25.81%
                                                        0.95% EV***       435,558     8.921353      3,885,767      -25.25%
                                                        1.00% EV***       290,970     8.902173      2,590,265      -25.29%
                                                        1.05% EV***        23,094     8.882971        205,143      -25.33%
                                                        1.10% EV***       231,131     8.863819      2,048,703      -25.37%
                                                        1.15% EV***        51,005     8.844718        451,125      -25.41%
                                                        1.20% EV***        22,333     8.825632        197,103      -25.44%
                                                        1.25% EV***        25,488     7.404078        188,715      -25.48%
                                                        1.30% EV***         9,949     7.389162         73,515      -25.52%
                                                        1.35% EV***         8,978     7.374271         66,206      -25.56%
                                                        1.40% EV***        17,626     7.359404        129,717      -25.60%
                                                        1.45% EV***         2,582     7.344584         18,964      -25.63%
                                                        1.50% EV***           901     7.329759          6,604      -25.67%
                                                        1.55% EV***         4,544     7.314976         33,239      -25.71%
                                                        1.60% EV***        21,827     7.300209        159,342      -25.75%
                                                        1.65% EV***         5,400     7.285467         39,342      -25.79%
                                                        1.70% EV***         5,669     7.270734         41,218      -25.82%
                                                        1.75% EV***         1,924     7.256030         13,961      -25.86%
                                                        1.80% EV***            88     7.241350            637      -25.90%
                                                        1.85% EV***             8     7.226689             58      -25.94%
                                                        1.90% EV***           118     7.212061            851      -25.98%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 ....................................    0.95%           6,314,119     8.260023     52,154,768      -28.48%
                                                        0.95%              94,896     8.26            783,837      -28.48%
                                                        1.00%           3,129,276     8.238513     25,780,581      -28.51%
                                                        1.00%               8,088     8.24             66,646      -28.51%
                                                        1.05%             491,993     8.217057      4,042,735      -28.55%
                                                        1.10%             784,225    10.207958      8,005,336      -28.59%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.10%             181,249    10.21          1,850,549      -28.59%
                                                        1.15%             257,897    10.186018      2,626,943      -28.62%
                                                        1.15%              70,764    10.19            721,089      -28.62%
                                                        1.20%           1,610,948     9.989064     16,091,863      -28.66%
                                                        1.20%               8,229     9.99             82,205      -28.66%
                                                        1.25%             256,141     9.967175      2,553,002      -28.69%
                                                        1.25%               2,317     9.97             23,096      -28.69%
                                                        1.30%             361,603     9.945321      3,596,258      -28.73%
                                                        1.30%               3,815     9.95             37,961      -28.73%
                                                        1.35%             215,922    10.098682      2,180,528      -28.77%
                                                        1.40%             201,695    10.076931      2,032,467      -28.80%
                                                        1.45%              43,151    10.055227        433,893      -28.84%
                                                        1.50%             125,300    10.033548      1,257,204      -28.88%
                                                        1.55%              39,786    10.011907        398,334      -28.91%
                                                        1.60%              54,875     9.990303        548,218      -28.95%
                                                        1.65%             119,536     9.968740      1,191,623      -28.98%
                                                        1.70%              27,240     6.724059        183,163      -29.02%
                                                        1.75%              28,810     6.711524        193,359      -29.06%
                                                        1.80%              55,896     6.699002        374,447      -29.09%
                                                        1.85%               3,976     6.686490         26,585      -29.13%
                                                        1.90%               7,132     6.674005         47,599      -29.17%
                                                        1.95%                 880     6.661537          5,862      -29.20%
                                                        2.05%               4,895     6.636658         32,486      -29.27%
                                                        2.10%                 220     6.624244          1,457      -29.31%
                                                        2.20%              10,602     6.599464         69,968      -29.38%
                                                        0.95% EV***     1,773,223    10.052284     17,824,941      -28.91%
                                                        1.00% EV***     1,212,560    10.030621     12,162,730      -28.95%
                                                        1.05% EV***       116,830    10.009004      1,169,352      -28.98%
                                                        1.10% EV***       438,426     9.987404      4,378,738      -29.02%
                                                        1.15% EV***       129,223     9.965847      1,287,817      -29.06%
                                                        1.20% EV***       117,153     9.944329      1,165,008      -29.09%
                                                        1.25% EV***       125,872     7.416263        933,500      -29.13%
                                                        1.30% EV***        22,281     7.401332        164,909      -29.16%
                                                        1.35% EV***        37,919     7.386402        280,085      -29.20%
                                                        1.40% EV***       109,256     7.371510        805,382      -29.24%
                                                        1.45% EV***        27,325     7.356631        201,020      -29.27%
                                                        1.50% EV***        40,454     7.341782        297,004      -29.31%
                                                        1.55% EV***        36,323     7.326953        266,137      -29.35%
                                                        1.60% EV***        27,076     7.312148        197,984      -29.38%
                                                        1.65% EV***        10,242     7.297363         74,740      -29.42%
                                                        1.70% EV***         4,740     7.282609         34,520      -29.45%
                                                        1.75% EV***        12,065     7.267868         87,687      -29.49%
                                                        1.80% EV***         2,396     7.253150         17,379      -29.53%
                                                        1.85% EV***         9,029     7.238438         65,356      -29.56%
                                                        1.90% EV***            17     7.223782            123      -29.60%
                                                        1.95% EV***            20     7.209129            144      -29.64%
                                                        2.05% EV***           485     7.179889          3,482      -29.71%
                                                        2.15% EV***           303     7.150741          2,167      -29.78%
                                                        2.20% EV***            19     7.136224            136      -29.82%
                                                        2.25% EV***         2,333     7.121695         16,615      -29.85%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 ....................................    0.95%          10,196,426    10.498938    107,051,644      -27.55%
                                                        0.95%             122,791    10.50          1,289,304      -27.55%
                                                        1.00%           4,481,564    10.471617     46,929,222      -27.59%
                                                        1.00%              14,063    10.47            147,244      -27.59%
                                                        1.05%             685,338    10.444338      7,157,902      -27.63%
                                                        1.05%               3,784    10.44             39,508      -27.63%
                                                        1.10%           1,810,039    11.451136     20,727,003      -27.66%
                                                        1.10%             162,597    11.45          1,861,732      -27.66%
                                                        1.15%             871,403    11.426546      9,957,126      -27.70%
                                                        1.15%              43,940    11.43            502,238      -27.70%
                                                        1.20%           3,613,227    10.981083     39,677,146      -27.74%
                                                        1.20%               5,126    10.98             56,283      -27.74%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.25%             445,948    10.957031      4,886,266      -27.77%
                                                        1.25%               8,052    10.96             88,247      -27.77%
                                                        1.30%             672,053    10.933007      7,347,560      -27.81%
                                                        1.30%              14,129    10.93            154,425      -27.81%
                                                        1.35%             786,460    11.328575      8,909,471      -27.85%
                                                        1.35%                 186    11.33              2,107      -27.85%
                                                        1.40%             638,398    11.304185      7,216,569      -27.88%
                                                        1.40%                 522    11.30              5,903      -27.88%
                                                        1.45%             105,074    11.279831      1,185,217      -27.92%
                                                        1.50%             312,193    11.255526      3,513,896      -27.96%
                                                        1.55%             150,685    11.231257      1,692,382      -27.99%
                                                        1.60%             200,556    11.207016      2,247,634      -28.03%
                                                        1.65%             342,937    11.182836      3,835,008      -28.07%
                                                        1.70%              53,165     7.731297        411,034      -28.10%
                                                        1.75%             175,059     7.716890      1,350,911      -28.14%
                                                        1.80%             192,399     7.702487      1,481,951      -28.18%
                                                        1.85%              47,437     7.688120        364,701      -28.21%
                                                        1.90%              20,341     7.673761        156,092      -28.25%
                                                        1.95%               8,520     7.659427         65,258      -28.29%
                                                        2.00%               4,117     7.645123         31,475      -28.32%
                                                        2.05%              34,643     7.630825        264,355      -28.36%
                                                        2.10%                 553     7.616546          4,212      -28.40%
                                                        2.15%                 159     7.602298          1,209      -28.43%
                                                        2.20%              13,564     7.588056        102,924      -28.47%
                                                        2.25%               6,981     5.943076         41,489      -28.51%
                                                        0.95% EV***     2,943,045    11.298877     33,253,103      -27.97%
                                                        1.00% EV***     1,635,262    11.274537     18,436,822      -28.01%
                                                        1.05% EV***       138,010    11.250249      1,552,647      -28.05%
                                                        1.10% EV***     1,273,777    11.226007     14,299,430      -28.08%
                                                        1.15% EV***       405,788    11.201796      4,545,554      -28.12%
                                                        1.20% EV***       184,654    11.177606      2,063,990      -28.16%
                                                        1.25% EV***       429,137     8.233033      3,533,099      -28.19%
                                                        1.30% EV***       117,776     8.216453        967,701      -28.23%
                                                        1.35% EV***        71,648     8.199899        587,506      -28.27%
                                                        1.40% EV***       350,161     8.183386      2,865,503      -28.30%
                                                        1.45% EV***        59,040     8.166863        482,172      -28.34%
                                                        1.50% EV***        36,350     8.150404        296,267      -28.38%
                                                        1.55% EV***       165,160     8.133950      1,343,403      -28.41%
                                                        1.60% EV***        96,796     8.117535        785,745      -28.45%
                                                        1.65% EV***        18,016     8.101119        145,950      -28.49%
                                                        1.70% EV***        28,104     8.084750        227,214      -28.52%
                                                        1.75% EV***        15,716     8.068407        126,803      -28.56%
                                                        1.80% EV***         9,476     8.052074         76,301      -28.60%
                                                        1.85% EV***         6,228     8.035763         50,047      -28.63%
                                                        1.90% EV***           399     8.019504          3,200      -28.67%
                                                        1.95% EV***         3,811     8.003246         30,500      -28.71%
                                                        2.00% EV***         3,392     7.987012         27,092      -28.74%
                                                        2.05% EV***         1,007     7.970814          8,027      -28.78%
                                                        2.10% EV***         1,711     7.954631         13,610      -28.82%
                                                        2.20% EV***            31     7.922351            246      -28.89%
                                                        2.25% EV***           400     7.906246          3,162      -28.93%

     Oppenheimer Capital Appreciation Fund/VA - Service Class
           2002.....................................    1.50%              82,995     7.846634        651,231      -21.53% 5/1/02
                                                        1.60%              28,147     7.841294        220,709      -21.59% 5/1/02
                                                        1.65%              42,542     7.838616        333,470      -21.61% 5/1/02
                                                        1.75%              21,006     7.833279        164,546      -21.67% 5/1/02
                                                        1.80%              38,025     7.830605        297,759      -21.69% 5/1/02
                                                        1.90%               7,509     7.825260         58,760      -21.75% 5/1/02
                                                        1.95%              33,309     7.822587        260,563      -21.77% 5/1/02
                                                        2.00%               1,889     7.819911         14,772      -21.80% 5/1/02
                                                        2.05%              31,980     7.817234        249,995      -21.83% 5/1/02

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.10%              35,276     7.814562        275,666      -21.85% 5/1/02
                                                        2.15%               4,703     7.811891         36,739      -21.88% 5/1/02
                                                        2.20%              10,529     7.809211         82,223      -21.91% 5/1/02
                                                        2.35%                 190     7.801186          1,482      -21.99% 5/1/02
                                                        2.45%               1,141     7.795829          8,895      -22.04% 5/1/02
                                                        2.50%              12,939     7.793155        100,836      -22.07% 5/1/02
                                                        2.60%               5,111     7.787798         39,803      -22.12% 5/1/02

     Oppenheimer Global Securities Fund/VA - Initial Class
           2002.....................................    0.95%           6,604,871     6.408618     42,328,095      -22.88%
                                                        0.95%              48,411     6.41            310,315      -22.88%
                                                        1.00%           1,791,657     6.399987     11,466,582      -22.91%
                                                        1.00%               9,420     6.40             60,286      -22.91%
                                                        1.05%             265,024     6.391359      1,693,864      -22.95%
                                                        1.05%                 133     6.39                849      -23.31%
                                                        1.10%           1,689,476     6.382747     10,783,498      -22.99%
                                                        1.10%              23,211     6.38            148,086      -22.99%
                                                        1.15%             958,742     6.374126      6,111,142      -23.03%
                                                        1.15%               4,328     6.37             27,568      -23.03%
                                                        1.20%           5,456,333     6.365520     34,732,397      -23.07%
                                                        1.20%                 567     6.37              3,612      -23.07%
                                                        1.25%             364,105     6.356923      2,314,587      -23.11%
                                                        1.25%                 897     6.36              5,707      -23.11%
                                                        1.30%             698,706     6.348332      4,435,618      -23.15%
                                                        1.30%                 602     6.35              3,822      -23.15%
                                                        1.35%             973,162     6.339745      6,169,599      -23.19%
                                                        1.35%                 728     6.34              4,618      -23.19%
                                                        1.40%             885,731     6.331165      5,607,709      -23.23%
                                                        1.45%              91,552     6.322604        578,847      -23.27%
                                                        1.50%             261,222     6.314040      1,649,366      -23.30%
                                                        1.55%             142,876     6.305481        900,902      -23.34%
                                                        1.60%             258,619     6.296936      1,628,507      -23.38%
                                                        1.65%             474,311     6.288389      2,982,652      -23.42%
                                                        1.70%              15,823     6.279861         99,366      -23.46%
                                                        1.75%             181,763     6.271334      1,139,896      -23.50%
                                                        1.80%             221,252     6.262817      1,385,661      -23.54%
                                                        1.85%              34,278     6.254301        214,385      -23.58%
                                                        1.90%              12,063     6.245795         75,343      -23.62%
                                                        1.95%              10,664     6.237297         66,515      -23.66%
                                                        2.00%               7,235     6.228810         45,065      -23.69%
                                                        2.05%              24,669     6.220335        153,449      -23.73%
                                                        2.10%               1,609     6.211849          9,995      -23.77%
                                                        2.15%                 194     6.203380          1,203      -23.81%
                                                        2.20%               9,125     6.194920         56,529      -23.85%
                                                        2.25%               2,809     6.186473         17,378      -23.89%
                                                        0.95% EV***     2,093,889    10.022652     20,986,321      -23.27%
                                                        1.00% EV***       772,593    10.003983      7,729,007      -23.31%
                                                        1.05% EV***        92,553     9.985319        924,171      -23.35%
                                                        1.10% EV***       933,477     9.966703      9,303,688      -23.39%
                                                        1.15% EV***       299,212     9.948106      2,976,593      -23.43%
                                                        1.20% EV***       121,285     9.929515      1,204,301      -23.47%
                                                        1.25% EV***       137,261     9.910975      1,360,390      -23.51%
                                                        1.30% EV***        54,943     9.892454        543,521      -23.55%
                                                        1.35% EV***        40,706     9.873959        401,929      -23.59%
                                                        1.40% EV***        90,390     9.855484        890,837      -23.63%
                                                        1.45% EV***        35,408     9.837040        348,310      -23.66%
                                                        1.50% EV***        31,904     9.818615        313,253      -23.70%
                                                        1.55% EV***        56,900     9.800220        557,633      -23.74%
                                                        1.60% EV***        70,406     9.781838        688,700      -23.78%
                                                        1.65% EV***         6,045     9.763509         59,020      -23.82%
                                                        1.70% EV***         7,046     9.745180         68,665      -23.86%
                                                        1.75% EV***         4,358     9.726878         42,390      -23.90%
                                                        1.80% EV***         3,712     9.708601         36,038      -23.94%
                                                        1.85% EV***         1,006     9.690339          9,748      -23.98%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.95% EV***         2,435     9.653936         23,507      -24.05%
                                                        2.00% EV***         1,098     9.635747         10,580      -24.09%
                                                        2.05% EV***            28     9.617616            269      -24.13%
                                                        2.10% EV***         1,424     9.599483         13,670      -24.17%
                                                        2.20% EV***            62     9.563308            593      -24.25%
                                                        2.25% EV***           343     9.545275          3,274      -24.29%
                                                        2.40% EV***            30     9.491269            285      -24.41%

     Oppenheimer Global Securities Fund/VA - Service Class
           2002 ....................................    1.50%              50,266     7.693100        386,701      -23.07% 5/1/02
                                                        1.60%              54,038     7.687867        415,437      -23.12% 5/1/02
                                                        1.65%              43,660     7.685241        335,538      -23.15% 5/1/02
                                                        1.75%              38,577     7.680006        296,272      -23.20% 5/1/02
                                                        1.80%              38,793     7.677386        297,829      -23.23% 5/1/02
                                                        1.90%              15,897     7.672153        121,964      -23.28% 5/1/02
                                                        1.95%              52,085     7.669534        399,468      -23.30% 5/1/02
                                                        2.00%               2,900     7.666914         22,234      -23.33% 5/1/02
                                                        2.05%              60,032     7.664287        460,102      -23.36% 5/1/02
                                                        2.10%              40,650     7.661661        311,447      -23.38% 5/1/02
                                                        2.15%               1,272     7.659046          9,742      -23.41% 5/1/02
                                                        2.20%              44,236     7.656425        338,690      -23.44% 5/1/02
                                                        2.30%                 144     7.651177          1,102      -23.49% 5/1/02
                                                        2.35%               2,673     7.648552         20,445      -23.51% 5/1/02
                                                        2.45%               4,149     7.643307         31,712      -23.57% 5/1/02
                                                        2.50%               3,361     7.640679         25,680      -23.59% 5/1/02
                                                        2.60%               5,396     7.635426         41,201      -23.65% 5/1/02

     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 ....................................    0.95%          10,184,577     8.295049     84,481,565      -19.57%
                                                        0.95%              98,577     8.30            818,185      -19.57%
                                                        1.00%           4,967,892     8.273457     41,101,641      -19.61%
                                                        1.00%              11,066     8.27             91,519      -19.61%
                                                        1.05%             842,445     8.251913      6,951,783      -19.65%
                                                        1.10%           1,248,730     9.562870     11,941,443      -19.69%
                                                        1.10%             118,972     9.56          1,137,371      -19.69%
                                                        1.15%             618,478     9.542333      5,901,723      -19.73%
                                                        1.15%              38,115     9.54            363,616      -19.73%
                                                        1.20%           3,706,414     9.376475     34,753,098      -19.77%
                                                        1.20%               3,879     9.38             36,387      -19.77%
                                                        1.25%             451,976     9.355937      4,228,659      -19.81%
                                                        1.25%               4,013     9.36             37,559      -19.81%
                                                        1.30%             786,528     9.335444      7,342,588      -19.85%
                                                        1.30%               2,404     9.34             22,451      -19.85%
                                                        1.35%             661,352     9.460540      6,256,747      -19.89%
                                                        1.35%                  32     9.46                307      -19.89%
                                                        1.40%             572,121     9.440180      5,400,925      -19.94%
                                                        1.45%              87,363     9.419845        822,946      -19.98%
                                                        1.50%             333,782     9.399555      3,137,402      -20.02%
                                                        1.55%             127,988     9.379287      1,200,436      -20.06%
                                                        1.60%             141,775     9.359056      1,326,880      -20.10%
                                                        1.65%             315,954     9.338857      2,950,649      -20.14%
                                                        1.70%              33,644     6.817103        229,355      -20.18%
                                                        1.75%             115,157     6.804394        783,574      -20.22%
                                                        1.80%             199,207     6.791724      1,352,959      -20.26%
                                                        1.85%              31,009     6.779063        210,212      -20.30%
                                                        1.90%              11,564     6.766391         78,247      -20.34%
                                                        1.95%               8,719     6.753762         58,886      -20.38%
                                                        2.00%                 486     6.741147          3,276      -20.42%
                                                        2.05%              16,607     6.728539        111,741      -20.46%
                                                        2.20%              37,682     6.690842        252,124      -20.59%
                                                        2.25%               1,750     6.246495         10,931      -20.63%
                                                        0.95% EV***     3,975,623     9.434491     37,507,979      -19.98%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.00% EV***     2,416,499     9.414197     22,749,398      -20.03%
                                                        1.05% EV***       208,983     9.393901      1,963,166      -20.07%
                                                        1.10% EV***     1,314,797     9.373664     12,324,465      -20.11%
                                                        1.15% EV***       462,107     9.353464      4,322,301      -20.15%
                                                        1.20% EV***       195,609     9.333269      1,825,671      -20.19%
                                                        1.25% EV***       165,844     7.578268      1,256,810      -20.23%
                                                        1.30% EV***        63,051     7.563018        476,856      -20.27%
                                                        1.35% EV***       139,767     7.547786      1,054,931      -20.31%
                                                        1.40% EV***       270,039     7.532593      2,034,094      -20.35%
                                                        1.45% EV***        41,181     7.517413        309,575      -20.39%
                                                        1.50% EV***        49,568     7.502233        371,871      -20.43%
                                                        1.55% EV***       134,250     7.487111      1,005,145      -20.47%
                                                        1.60% EV***        51,928     7.471976        388,005      -20.51%
                                                        1.65% EV***        27,251     7.456901        203,208      -20.55%
                                                        1.70% EV***        24,529     7.441834        182,541      -20.59%
                                                        1.75% EV***        19,298     7.426779        143,322      -20.64%
                                                        1.80% EV***         9,707     7.411771         71,946      -20.68%
                                                        1.85% EV***         2,549     7.396766         18,854      -20.72%
                                                        1.90% EV***         1,046     7.381791          7,721      -20.76%
                                                        1.95% EV***         3,489     7.366815         25,703      -20.80%
                                                        2.00% EV***           391     7.351901          2,875      -20.84%
                                                        2.05% EV***         1,554     7.337003         11,402      -20.88%
                                                        2.15% EV***         6,122     7.307231         44,735      -20.96%
                                                        2.20% EV***            34     7.292386            248      -21.00%

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
           2002.....................................    1.50%              54,541     8.043815        438,718      -19.56% 5/1/02
                                                        1.60%              26,288     8.038347        211,312      -19.62% 5/1/02
                                                        1.65%             102,039     8.035612        819,946      -19.64% 5/1/02
                                                        1.75%              29,354     8.030134        235,717      -19.70% 5/1/02
                                                        1.80%               7,986     8.027393         64,107      -19.73% 5/1/02
                                                        1.90%               6,833     8.021928         54,814      -19.78% 5/1/02
                                                        1.95%              19,367     8.019190        155,308      -19.81% 5/1/02
                                                        2.00%               6,570     8.016441         52,668      -19.84% 5/1/02
                                                        2.05%              22,674     8.013709        181,703      -19.86% 5/1/02
                                                        2.10%              29,274     8.010966        234,513      -19.89% 5/1/02
                                                        2.15%               1,578     8.008223         12,637      -19.92% 5/1/02
                                                        2.20%              26,587     8.005485        212,842      -19.95% 5/1/02
                                                        2.35%                 446     7.997251          3,567      -20.03% 5/1/02
                                                        2.45%               1,630     7.991770         13,027      -20.08% 5/1/02
                                                        2.50%                 290     7.989027          2,317      -20.11% 5/1/02
                                                        2.60%               2,517     7.983535         20,095      -20.16% 5/1/02

     Oppenheimer Strategic Bond Fund/VA - Service Class
           2002 ....................................    1.50%               9,594    10.273465         98,564        2.73% 5/1/02
                                                        1.60%               9,402    10.266502         96,526        2.67% 5/1/02
                                                        1.65%              14,099    10.263009        144,698        2.63% 5/1/02
                                                        1.75%               5,104    10.256033         52,347        2.56% 5/1/02
                                                        1.80%               1,992    10.252549         20,423        2.53% 5/1/02
                                                        1.90%               1,808    10.245554         18,524        2.46% 5/1/02
                                                        1.95%              12,135    10.242063        124,287        2.42% 5/1/02
                                                        2.05%               8,357    10.235088         85,535        2.35% 5/1/02
                                                        2.10%               4,725    10.231592         48,344        2.32% 5/1/02
                                                        2.15%               3,118    10.228100         31,891        2.28% 5/1/02
                                                        2.20%              12,668    10.224613        129,525        2.25% 5/1/02
                                                        2.35%               2,696    10.214119         27,537        2.14% 5/1/02
                                                        2.45%                  99    10.207132          1,011        2.07% 5/1/02
                                                        2.50%                 278    10.203629          2,837        2.04% 5/1/02
                                                        2.60%               2,388    10.196640         24,350        1.97% 5/1/02

     Strong Opportunity Fund II, Inc.
           2002 ....................................    0.95%           4,997,087     6.785241     33,906,440      -27.51%
                                                        0.95%              50,212     6.79            340,941      -27.51%
                                                        1.00%           1,282,758     6.776096      8,692,091      -27.55%
                                                        1.00%               9,182     6.78             62,255      -27.55%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%             200,916     6.766972      1,359,593      -27.59%
                                                        1.10%           1,428,593     6.757847      9,654,213      -27.62%
                                                        1.10%              53,262     6.76            360,050      -27.62%
                                                        1.15%             799,156     6.748731      5,393,289      -27.66%
                                                        1.15%              23,438     6.75            158,208      -27.66%
                                                        1.20%           3,835,034     6.739605     25,846,614      -27.70%
                                                        1.20%               2,385     6.74             16,077      -27.70%
                                                        1.25%             381,206     6.730519      2,565,714      -27.73%
                                                        1.25%               1,398     6.73              9,409      -27.73%
                                                        1.30%             523,191     6.721420      3,516,586      -27.77%
                                                        1.30%                 956     6.72              6,427      -27.77%
                                                        1.35%             795,528     6.712333      5,339,849      -27.81%
                                                        1.35%                 649     6.71              4,356      -27.81%
                                                        1.40%             629,174     6.703248      4,217,509      -27.84%
                                                        1.45%              43,548     6.694178        291,518      -27.88%
                                                        1.50%             287,463     6.685114      1,921,723      -27.92%
                                                        1.55%              94,060     6.676060        627,950      -27.95%
                                                        1.60%             260,247     6.667013      1,735,070      -27.99%
                                                        1.65%             361,512     6.657970      2,406,936      -28.03%
                                                        1.70%              40,813     6.648942        271,363      -28.06%
                                                        1.75%             173,090     6.639915      1,149,303      -28.10%
                                                        1.80%             206,784     6.630895      1,371,163      -28.14%
                                                        1.85%              13,025     6.621889         86,250      -28.17%
                                                        1.90%              11,834     6.612889         78,257      -28.21%
                                                        1.95%               7,727     6.603890         51,028      -28.25%
                                                        2.00%               2,073     6.594900         13,671      -28.28%
                                                        2.05%              47,535     6.585913        313,061      -28.32%
                                                        2.15%                 182     6.567984          1,195      -28.39%
                                                        2.20%              20,059     6.559028        131,568      -28.43%
                                                        0.95% EV***     1,677,843     8.495096     14,253,437      -27.91%
                                                        1.00% EV***       882,421     8.479271      7,482,287      -27.94%
                                                        1.05% EV***        80,025     8.463459        677,288      -27.98%
                                                        1.10% EV***     1,045,812     8.447675      8,834,680      -28.02%
                                                        1.15% EV***       313,766     8.431914      2,645,648      -28.05%
                                                        1.20% EV***       111,411     8.416172        937,654      -28.09%
                                                        1.25% EV***       129,362     8.400442      1,086,698      -28.13%
                                                        1.30% EV***        69,012     8.384741        578,648      -28.16%
                                                        1.35% EV***        77,464     8.369055        648,300      -28.20%
                                                        1.40% EV***        99,765     8.353407        833,378      -28.24%
                                                        1.45% EV***        13,490     8.337762        112,476      -28.27%
                                                        1.50% EV***        52,533     8.322138        437,187      -28.31%
                                                        1.55% EV***        73,464     8.306556        610,233      -28.35%
                                                        1.60% EV***        47,761     8.290978        395,985      -28.38%
                                                        1.65% EV***         7,343     8.275419         60,766      -28.42%
                                                        1.70% EV***        14,295     8.259889        118,075      -28.46%
                                                        1.75% EV***        13,795     8.244390        113,731      -28.49%
                                                        1.80% EV***         4,960     8.228891         40,815      -28.53%
                                                        1.85% EV***         1,380     8.213419         11,335      -28.57%
                                                        1.95% EV***         4,062     8.182554         33,238      -28.64%
                                                        2.00% EV***         2,471     8.167150         20,181      -28.68%
                                                        2.05% EV***         1,838     8.151782         14,983      -28.71%
                                                        2.10% EV***         1,641     8.136407         13,352      -28.75%
                                                        2.15% EV***         6,927     8.121063         56,255      -28.79%
                                                        2.20% EV***            31     8.105739            251      -28.82%
                                                        2.25% EV***         2,044     8.090444         16,537      -28.86%

     Van Eck WIT - Worldwide Emerging Markets Fund
           2002 ....................................    0.95%           2,177,354     6.144858     13,379,531       -3.82%
                                                        0.95%              12,395     6.14             76,107       -3.82%
                                                        1.00%             919,626     6.128862      5,636,261       -3.87%
                                                        1.00%                 144     6.13                885       -3.87%
                                                        1.05%             174,909     6.112883      1,069,198       -3.92%

                                                        Contract                       Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.10%              46,515    13.417673        624,123      -3.97%
                                                        1.10%               9,205    13.42            123,527      -3.97%
                                                        1.15%              21,672    13.388854        290,163      -4.02%
                                                        1.15%               1,889    13.39             25,289      -4.02%
                                                        1.20%             603,834    12.800242      7,729,221      -4.07%
                                                        1.20%                 139    12.80              1,774      -4.07%
                                                        1.25%              26,411    12.772187        337,326      -4.12%
                                                        1.30%              54,524    12.744182        694,864      -4.17%
                                                        1.30%                 252    12.74              3,211      -4.17%
                                                        1.35%              42,573    13.274041        565,116      -4.21%
                                                        1.40%              36,361    13.245459        481,618      -4.26%
                                                        1.45%               7,266    13.216913         96,034      -4.31%
                                                        1.50%              15,714    13.188423        207,243      -4.36%
                                                        1.55%               3,143    13.159985         41,362      -4.41%
                                                        1.60%               5,250    13.131584         68,941      -4.46%
                                                        1.65%              18,805    13.103231        246,406      -4.51%
                                                        1.70%                 191     8.210254          1,568      -4.55%
                                                        1.75%                 451     8.194950          3,696      -4.60%
                                                        1.80%              10,736     8.179648         87,817      -4.65%
                                                        1.85%                 273     8.164377          2,229      -4.70%
                                                        1.90%               3,445     8.149155         28,074      -4.75%
                                                        2.05%               7,522     8.103520         60,955      -4.89%
                                                        2.20%               1,061     8.058096          8,550      -5.04%
                                                        0.95% EV***       246,694    13.243193      3,267,016      -4.24%
                                                        1.00% EV***       119,437    13.214670      1,578,321      -4.29%
                                                        1.05% EV***         9,266    13.186193        122,183      -4.34%
                                                        1.10% EV***        52,523    13.157773        691,086      -4.38%
                                                        1.15% EV***        17,942    13.129383        235,567      -4.43%
                                                        1.20% EV***        15,886    13.101037        208,123      -4.48%
                                                        1.25% EV***        10,139    10.858037        110,090      -4.53%
                                                        1.30% EV***        10,072    10.836173        109,142      -4.58%
                                                        1.35% EV***         5,041    10.814330         54,515      -4.63%
                                                        1.40% EV***         7,485    10.792538         80,782      -4.68%
                                                        1.45% EV***         5,755    10.770768         61,986      -4.72%
                                                        1.50% EV***         1,436    10.749046         15,436      -4.77%
                                                        1.55% EV***         7,831    10.727353         84,006      -4.82%
                                                        1.60% EV***         1,997    10.705674         21,379      -4.87%
                                                        1.65% EV***           798    10.684047          8,526      -4.92%
                                                        1.70% EV***         1,136    10.662445         12,113      -4.97%
                                                        1.75% EV***           564    10.640893          6,001      -5.02%
                                                        1.85% EV***            73    10.597829            774      -5.11%
                                                        1.95% EV***            23    10.554926            243      -5.21%

     Van Eck WIT - Worldwide Hard Assets Fund
           2002 ....................................    0.95%             802,424     6.931923      5,562,341      -3.76%
                                                        0.95%               8,188     6.93             56,741      -3.76%
                                                        1.00%             379,695     6.913875      2,625,164      -3.81%
                                                        1.05%              63,355     6.895881        436,889      -3.85%
                                                        1.10%              34,192    11.130644        380,579      -3.90%
                                                        1.10%               3,748    11.13             41,720      -3.90%
                                                        1.15%              33,217    11.106735        368,932      -3.95%
                                                        1.15%                 105    11.11              1,171      -3.95%
                                                        1.20%             178,063    11.826254      2,105,818      -4.00%
                                                        1.25%               5,220    11.800336         61,598      -4.05%
                                                        1.30%              20,482    11.774488        241,165      -4.10%
                                                        1.35%              27,816    11.011517        306,296      -4.15%
                                                        1.40%              34,073    10.987828        374,388      -4.19%
                                                        1.45%               3,639    10.964166         39,899      -4.24%
                                                        1.50%              13,253    10.940542        144,995      -4.29%
                                                        1.55%               6,787    10.916950         74,093      -4.34%
                                                        1.60%               2,759    10.893391         30,055      -4.39%
                                                        1.65%               4,399    10.869895         47,817      -4.44%
                                                        1.70%               1,035     9.195824          9,518      -4.49%
                                                        1.75%                 507     9.178700          4,654      -4.54%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80%               2,576     9.161589         23,600       -4.58%
                                                        1.85%                  24     9.144519            219       -4.63%
                                                        1.90%               2,647     9.127452         24,160       -4.68%
                                                        2.05%               2,767     9.076418         25,114       -4.83%
                                                        2.20%                 116     9.025587          1,047       -4.97%
                                                        0.95% EV***       213,042    10.995917      2,342,592       -4.21%
                                                        1.00% EV***        66,597    10.972256        730,719       -4.26%
                                                        1.05% EV***         6,041    10.948633         66,141       -4.31%
                                                        1.10% EV***        47,595    10.925049        519,978       -4.36%
                                                        1.15% EV***         6,917    10.901476         75,406       -4.41%
                                                        1.20% EV***         6,181    10.877983         67,237       -4.45%
                                                        1.25% EV***         7,685    10.723216         82,408       -4.50%
                                                        1.30% EV***         5,455    10.701671         58,378       -4.55%
                                                        1.35% EV***         3,474    10.680136         37,103       -4.60%
                                                        1.40% EV***         1,919    10.658611         20,454       -4.65%
                                                        1.45% EV***         2,988    10.637150         31,784       -4.70%
                                                        1.50% EV***         1,378    10.615728         14,628       -4.75%
                                                        1.55% EV***         5,259    10.594312         55,715       -4.79%
                                                        1.60% EV***         3,359    10.572935         35,514       -4.84%
                                                        1.70% EV***         2,296    10.530290         24,178       -4.94%
                                                        1.85% EV***           291    10.466562          3,046       -5.09%
                                                        1.95% EV***         1,276    10.424248         13,301       -5.18%
                                                        2.10% EV***            83    10.360978            860       -5.33%

     Van Kampen LIT - Comstock Portfolio - Class II
           2002 ....................................    1.50%              79,812     8.045373        642,117      -19.55% 5/1/02
                                                        1.60%              60,233     8.039898        484,267      -19.60% 5/1/02
                                                        1.65%              55,747     8.037160        448,048      -19.63% 5/1/02
                                                        1.75%              16,176     8.031686        129,921      -19.68% 5/1/02
                                                        1.80%              21,378     8.028951        171,643      -19.71% 5/1/02
                                                        1.90%              16,007     8.023481        128,432      -19.77% 5/1/02
                                                        1.95%              81,043     8.020741        650,025      -19.79% 5/1/02
                                                        2.00%                 619     8.017999          4,963      -19.82% 5/1/02
                                                        2.05%              55,721     8.015255        446,618      -19.85% 5/1/02
                                                        2.10%              78,867     8.012517        631,923      -19.87% 5/1/02
                                                        2.15%               6,858     8.009776         54,931      -19.90% 5/1/02
                                                        2.20%              72,685     8.007035        581,991      -19.93% 5/1/02
                                                        2.30%                  69     8.001551            552      -19.98% 5/1/02
                                                        2.35%               2,676     7.998800         21,405      -20.01% 5/1/02
                                                        2.45%               7,259     7.993314         58,023      -20.07% 5/1/02
                                                        2.50%               6,787     7.990572         54,232      -20.09% 5/1/02
                                                        2.60%              11,619     7.985083         92,779      -20.15% 5/1/02

     Van Kampen LIT - Emerging Growth Portfolio-Class II
           2002 ....................................    1.50%              17,864     7.264250        129,769      -27.36% 5/1/02
                                                        1.60%              15,084     7.259311        109,499      -27.41% 5/1/02
                                                        1.65%              15,401     7.256843        111,763      -27.43% 5/1/02
                                                        1.75%               4,307     7.251893         31,234      -27.48% 5/1/02
                                                        1.80%              11,412     7.249419         82,730      -27.51% 5/1/02
                                                        1.90%               2,760     7.244473         19,995      -27.56% 5/1/02
                                                        1.95%              16,897     7.241993        122,368      -27.58% 5/1/02
                                                        2.00%               2,741     7.239516         19,844      -27.60% 5/1/02
                                                        2.05%               9,704     7.237040         70,228      -27.63% 5/1/02
                                                        2.10%              11,277     7.234568         81,584      -27.65% 5/1/02
                                                        2.20%              15,015     7.229617        108,553      -27.70% 5/1/02
                                                        2.30%                  76     7.224658            549      -27.75% 5/1/02
                                                        2.45%                 133     7.217224            960      -27.83% 5/1/02
                                                        2.50%               1,035     7.214745          7,467      -27.85% 5/1/02
                                                        2.60%                 597     7.209786          4,304      -27.90% 5/1/02

                                                          Contract                    Unit          Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2002 ....................................    0.95%           1,152,068    12.336461     14,212,442        8.18%
                                                        0.95%               7,704    12.34             95,073        8.18%
                                                        1.00%             313,301    12.304351      3,854,965        8.13%
                                                        1.05%              76,122    12.272332        934,194        8.08%
                                                        1.10%              56,432    18.893275      1,066,185        8.02%
                                                        1.10%               4,072    18.89             76,920        8.02%
                                                        1.15%              57,909    18.852711      1,091,742        7.97%
                                                        1.15%                 635    18.85             11,974        7.97%
                                                        1.20%             447,092    18.824701      8,416,373        7.91%
                                                        1.20%                 131    18.82              2,461        7.91%
                                                        1.25%              22,510    18.783491        422,816        7.86%
                                                        1.25%                 599    18.78             11,242        7.86%
                                                        1.30%              41,907    18.742335        785,435        7.80%
                                                        1.35%              17,010    18.691227        317,938        7.75%
                                                        1.40%              26,323    18.651037        490,951        7.69%
                                                        1.45%               3,836    18.610910         71,391        7.64%
                                                        1.50%               8,737    18.570832        162,253        7.58%
                                                        1.55%               2,226    18.530862         41,250        7.53%
                                                        1.60%              15,274    18.490922        282,430        7.47%
                                                        1.65%              12,113    18.451021        223,497        7.42%
                                                        1.70%               1,420    14.263644         20,254        7.37%
                                                        1.75%              49,352    14.237119        702,630        7.31%
                                                        1.80%               4,074    14.210605         57,894        7.26%
                                                        1.85%                 933    14.184124         13,234        7.20%
                                                        1.90%               1,492    14.157666         21,123        7.15%
                                                        2.00%                 949    14.104889         13,386        7.04%
                                                        2.05%               1,859    14.078556         26,172        6.98%
                                                        2.10%                 113    14.052254          1,588        6.93%
                                                        2.20%               2,569    13.999772         35,965        6.82%
                                                        2.25%                 114    12.545244          1,430        6.76%
                                                        0.95% EV***       313,141    18.693734      5,853,775        7.74%
                                                        1.00% EV***        65,358    18.653536      1,219,158        7.68%
                                                        1.05% EV***         5,723    18.613383        106,524        7.63%
                                                        1.10% EV***        78,214    18.573357      1,452,697        7.57%
                                                        1.15% EV***        93,662    18.533362      1,735,872        7.52%
                                                        1.20% EV***        17,094    18.493421        316,127        7.46%
                                                        1.25% EV***         8,393    16.981412        142,525        7.41%
                                                        1.30% EV***        10,508    16.947272        178,082        7.35%
                                                        1.35% EV***         5,974    16.913226        101,040        7.30%
                                                        1.40% EV***         6,398    16.879186        107,993        7.24%
                                                        1.45% EV***         4,953    16.845247         83,435        7.19%
                                                        1.50% EV***         1,078    16.811311         18,123        7.14%
                                                        1.55% EV***         3,708    16.777460         62,211        7.08%
                                                        1.60% EV***         9,971    16.743662        166,951        7.03%
                                                        1.65% EV***            15    16.709895            251        6.97%
                                                        1.70% EV***         1,858    16.676189         30,984        6.92%
                                                        1.75% EV***           276    16.642513          4,593        6.86%
                                                        1.80% EV***           687    16.608927         11,410        6.81%
                                                        1.85% EV***           354    16.575355          5,868        6.75%
                                                        1.95% EV***         1,299    16.508377         21,444        6.64%

     Van Kampen UIF - Mid Cap Growth Portfolio
           2002 ....................................    0.95%             362,852     4.121971      1,495,665      -31.81%
                                                        0.95%               2,394     4.12              9,863      -31.81%
                                                        1.00%              91,630     4.116419        377,187      -31.85%
                                                        1.05%               6,090     4.110862         25,035      -31.88%
                                                        1.10%              91,064     4.105313        373,846      -31.92%
                                                        1.10%              12,039     4.11             49,479      -31.92%
                                                        1.15%              74,131     4.099757        303,919      -31.95%
                                                        1.15%                  61     4.10                249      -31.95%
                                                        1.20%             597,426     4.094230      2,445,999      -31.98%
                                                        1.20%                 711     4.09              2,907      -31.98%
                                                        1.25%              46,668     4.088676        190,810      -32.02%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30%              22,772     4.083152         92,982      -32.05%
                                                        1.35%             167,448     4.077618        682,789      -32.09%
                                                        1.40%              58,147     4.072095        236,780      -32.12%
                                                        1.40%               1,006     4.07              4,095      -32.12%
                                                        1.45%               8,596     4.066580         34,956      -32.16%
                                                        1.50%             125,795     4.061066        510,862      -32.19%
                                                        1.55%               6,444     4.055570         26,134      -32.23%
                                                        1.60%              11,977     4.050054         48,507      -32.26%
                                                        1.65%             198,727     4.044559        803,763      -32.30%
                                                        1.70%               1,227     4.039063          4,956      -32.33%
                                                        1.75%              33,281     4.033575        134,241      -32.36%
                                                        1.80%              47,042     4.028092        189,490      -32.40%
                                                        1.85%                 432     4.022612          1,738      -32.43%
                                                        1.90%               4,459     4.017136         17,912      -32.47%
                                                        1.95%               1,097     4.011657          4,401      -32.50%
                                                        2.00%                 194     4.006200            777      -32.54%
                                                        2.05%              24,554     4.000740         98,234      -32.57%
                                                        2.20%              18,570     3.984372         73,990      -32.68%
                                                        0.95% EV***       202,866     5.950764      1,207,208      -32.24%
                                                        1.00% EV***       103,245     5.941098        613,389      -32.27%
                                                        1.05% EV***         4,250     5.931410         25,208      -32.30%
                                                        1.10% EV***        75,070     5.921753        444,546      -32.34%
                                                        1.15% EV***        10,655     5.912108         62,994      -32.37%
                                                        1.20% EV***        19,746     5.902464        116,550      -32.41%
                                                        1.25% EV***         5,186     5.892840         30,560      -32.44%
                                                        1.30% EV***        12,718     5.883221         74,823      -32.48%
                                                        1.35% EV***         1,242     5.873621          7,295      -32.51%
                                                        1.40% EV***        25,333     5.864016        148,553      -32.55%
                                                        1.45% EV***           193     5.854450          1,130      -32.58%
                                                        1.50% EV***         2,214     5.844872         12,941      -32.61%
                                                        1.55% EV***           841     5.835292          4,907      -32.65%
                                                        1.60% EV***         3,246     5.825749         18,910      -32.68%
                                                        1.65% EV***         2,066     5.816205         12,016      -32.72%
                                                        1.70% EV***           101     5.806675            586      -32.75%
                                                        1.80% EV***            57     5.787655            330      -32.82%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class  A
           2002 ....................................    0.95%           4,447,455    11.746967     52,244,107       -1.73%
                                                        0.95%              18,561    11.75            218,086       -1.73%
                                                        1.00%           1,434,062    11.716379     16,802,014       -1.78%
                                                        1.00%                 596    11.72              6,981       -1.78%
                                                        1.05%             239,389    11.685886      2,797,473       -1.83%
                                                        1.10%             433,300    13.431758      5,819,981       -1.88%
                                                        1.10%              27,897    13.43            374,663       -1.88%
                                                        1.15%             237,521    13.402911      3,183,473       -1.93%
                                                        1.15%               4,844    13.40             64,913       -1.93%
                                                        1.20%           1,409,369    13.800701     19,450,280       -1.98%
                                                        1.20%                 241    13.80              3,330       -1.98%
                                                        1.25%             109,265    13.770483      1,504,632       -2.03%
                                                        1.25%               4,349    13.77             59,887       -2.03%
                                                        1.30%             181,878    13.740303      2,499,059       -2.08%
                                                        1.30%                 846    13.74             11,618       -2.08%
                                                        1.35%             203,374    13.288079      2,702,450       -2.13%
                                                        1.40%             225,831    13.259472      2,994,400       -2.18%
                                                        1.45%              23,119    13.230935        305,886       -2.23%
                                                        1.50%              94,234    13.202435      1,244,118       -2.28%
                                                        1.55%              41,456    13.173972        546,140       -2.33%
                                                        1.60%              99,332    13.145572      1,305,776       -2.37%
                                                        1.65%             122,044    13.117202      1,600,876       -2.42%
                                                        1.70%              15,324    11.946728        183,072       -2.47%
                                                        1.75%              70,009    11.924489        834,822       -2.52%
                                                        1.80%              57,628    11.902270        685,904       -2.57%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.85%              15,511    11.880085        184,272       -2.62%
                                                        1.90%              13,581    11.857917        161,042       -2.67%
                                                        1.95%              23,964    11.835803        283,633       -2.72%
                                                        2.00%               4,071    11.813686         48,094       -2.77%
                                                        2.05%              26,146    11.791634        308,304       -2.82%
                                                        2.10%              11,175    11.769601        131,525       -2.87%
                                                        2.15%               1,513    11.747604         17,774       -2.92%
                                                        2.20%              21,194    11.725612        248,513       -2.97%
                                                        2.25%               2,250    12.642559         28,446       -3.02%
                                                        2.30%                  44    12.623544            555       -3.07%
                                                        2.35%               1,704    12.604542         21,478       -3.12%
                                                        2.45%                 387    12.566590          4,863       -3.22%
                                                        2.50%                 365    12.547646          4,580       -3.27%
                                                        2.60%                 719    12.509832          8,995       -3.37%
                                                        0.95% EV***     1,193,974    13.241372     15,809,854       -2.14%
                                                        1.00% EV***       382,601    13.214857      5,056,018       -2.19%
                                                        1.05% EV***        61,838    13.188350        815,541       -2.24%
                                                        1.10% EV***       462,825    13.161882      6,091,648       -2.29%
                                                        1.15% EV***       127,633    13.135445      1,676,516       -2.34%
                                                        1.20% EV***        87,788    13.109064      1,150,819       -2.39%
                                                        1.25% EV***        54,687    13.082750        715,456       -2.44%
                                                        1.30% EV***        25,553    13.056431        333,631       -2.49%
                                                        1.35% EV***        15,257    13.030199        198,802       -2.54%
                                                        1.40% EV***       113,928    13.003986      1,481,518       -2.59%
                                                        1.45% EV***        17,242    12.977791        223,763       -2.64%
                                                        1.50% EV***         8,744    12.951639        113,249       -2.69%
                                                        1.55% EV***        99,949    12.925546      1,291,895       -2.74%
                                                        1.60% EV***        44,474    12.899481        573,692       -2.79%
                                                        1.65% EV***        10,359    12.873454        133,356       -2.84%
                                                        1.70% EV***        21,011    12.847471        269,938       -2.89%
                                                        1.75% EV***         9,445    12.821530        121,099       -2.94%
                                                        1.80% EV***         9,578    12.795603        122,556       -2.99%
                                                        1.85% EV***        16,809    12.769758        214,647       -3.04%
                                                        1.95% EV***        43,909    12.718132        558,440       -3.14%
                                                        2.00% EV***         2,876    12.692380         36,503       -3.19%
                                                        2.05% EV***           957    12.666668         12,122       -3.23%
                                                        2.10% EV***         3,403    12.641001         43,017       -3.28%
                                                        2.15% EV***         2,867    12.615366         36,168       -3.33%
                                                        2.20% EV***           826    12.589781         10,399       -3.38%
                                                        2.25% EV***         1,116    12.564219         14,022       -3.43%
                                                        2.40% EV***            26    12.487782            325       -3.58%

     Victory VIF - Diversified Stock Fund Class A Shares
           2002 ....................................    0.95%              70,740     7.469134        528,367      -24.17%
                                                        1.00%              54,321     7.459079        405,185      -24.21%
                                                        1.05%               4,984     7.449037         37,126      -24.25%
                                                        1.10%             140,161     7.438990      1,042,656      -24.29%
                                                        1.15%              53,093     7.428955        394,426      -24.33%
                                                        1.20%             373,455     7.366518      2,751,063      -24.36%
                                                        1.25%              45,372     7.353509        333,643      -24.40%
                                                        1.30%               5,746     7.340505         42,179      -24.44%
                                                        1.35%               1,258     7.327517          9,218      -24.48%
                                                        1.40%               6,038     7.314565         44,165      -24.52%
                                                        1.50%              11,857     7.288675         86,422      -24.59%
                                                        1.55%               5,677     7.275772         41,305      -24.63%
                                                        1.60%               9,678     7.262866         70,290      -24.67%
                                                        1.65%               4,962     7.25             35,974      -24.71%
                                                        0.95% EV***        93,551     7.308666        683,733      -24.58%
                                                        1.00% EV***       695,412     7.295700      5,073,517      -24.61%
                                                        1.10% EV***       248,884     7.269788      1,809,334      -24.69%
                                                        1.15% EV***        38,714     7.256882        280,943      -24.73%
                                                        1.20% EV***         6,886     7.243975         49,882      -24.77%
                                                        1.25% EV***        19,768     7.231084        142,944      -24.81%
                                                        1.30% EV***        52,673     7.218217        380,205      -24.84%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35% EV***         2,612     7.205347         18,820     -24.88%
                                                        1.40% EV***         8,949     7.192512         64,366     -24.92%
                                                        1.45% EV***         1,086     7.179684          7,797     -24.96%
                                                        1.55% EV***         3,942     7.154075         28,201     -25.04%
                                                        1.60% EV***        20,537     7.141301        146,661     -25.07%
                                                        1.70% EV***        19,029     7.115811        135,407     -25.15%

        Initial Funding by Depositor
           2002 ....................................      --              100,000     7.684370        768,437     -23.44%

     Victory VIF - Investment Quality Bond Fund Class A Shares
           2002 ....................................    1.20%              71,578    12.364584        885,032       7.89%
                                                        1.25%                 412    12.342779          5,085       7.83%
                                                        1.50%               4,001    12.234093         48,949       7.56%
                                                        1.65%                 750    12.169213          9,127       7.40%

        Initial Funding by Depositor
           2002 ....................................      --              100,000    12.936270      1,293,627       9.20%

     Victory VIF - Small Company Opportunity Fund Class A Shares
           2002 ....................................    0.95%               8,396     9.846023         82,667      -6.05%
                                                        1.00%               6,147     9.832778         60,442      -6.10%
                                                        1.10%               3,519     9.806289         34,508      -6.19%
                                                        1.15%              11,599     9.793092        113,590      -6.24%
                                                        1.20%              41,221    10.271502        423,402      -6.29%
                                                        1.25%               1,424    10.253363         14,601      -6.34%
                                                        1.30%                 392    10.235226          4,012      -6.38%
                                                        1.40%               1,683    10.199036         17,165      -6.48%
                                                        1.50%               1,538    10.162987         15,631      -6.57%
                                                        1.55%                 123    10.144994          1,248      -6.62%
                                                        1.60%               2,359    10.127019         23,890      -6.67%
                                                        1.65%               1,564    10.109062         15,811      -6.72%
                                                        0.95% EV***         5,867    10.203236         59,862      -6.48%
                                                        1.00% EV***        24,474    10.185153        249,271      -6.53%
                                                        1.10% EV***        28,408    10.149015        288,313      -6.62%
                                                        1.15% EV***         5,837    10.130971         59,134      -6.67%
                                                        1.25% EV***           494    10.094972          4,987      -6.76%
                                                        1.55% EV***           559     9.987542          5,583      -7.05%
                                                        1.60% EV***         1,329     9.969731         13,250      -7.10%

        Initial Funding by Depositor
           2002 ....................................      --              100,000    10.714620      1,071,462      -5.15%

     W & R Target Funds - Asset Strategy Portfolio
           2002 ....................................    0.95%           1,376,357     9.471902     13,036,719       2.30%
                                                        1.00%              38,197     9.461963        361,419       2.25%
                                                        1.05%              19,128     9.452002        180,798       2.20%
                                                        1.10%           1,257,089     9.442063     11,869,514       2.15%
                                                        1.15%             431,827     9.432127      4,073,047       2.10%
                                                        1.20%              35,253     9.422201        332,161       2.04%
                                                        1.25%              54,481     9.412290        512,791       1.99%
                                                        1.30%               6,621     9.402360         62,253       1.94%
                                                        1.35%              46,390     9.392441        435,715       1.89%
                                                        1.40%             273,650     9.382539      2,567,532       1.84%
                                                        1.45%              74,008     9.372630        693,650       1.79%
                                                        1.50%              38,015     9.362748        355,925       1.73%
                                                        1.55%             168,658     9.352833      1,577,430       1.68%
                                                        1.60%              86,123     9.342962        804,644       1.63%
                                                        1.65%              16,099     9.333060        150,253       1.58%
                                                        1.70%               5,329     9.323181         49,683       1.53%
                                                        1.75%               2,088     9.313310         19,446       1.48%
                                                        1.80%                 825     9.303459          7,675       1.42%
                                                        1.85%               9,380     9.293602         87,174       1.37%
                                                        1.95%                 702     9.273900          6,510       1.27%
                                                        2.10%                 153     9.066542          1,387       1.11%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.25%                  86     9.038856            777        0.96%
                                                        0.95% EV***     1,889,499     9.390764     17,743,839        1.88%
                                                        1.00% EV***       107,187     9.380844      1,005,505        1.83%
                                                        1.05% EV***        48,206     9.370962        451,737        1.78%
                                                        1.10% EV***     1,367,852     9.361077     12,804,568        1.73%
                                                        1.15% EV***       468,795     9.351187      4,383,790        1.68%
                                                        1.20% EV***        88,433     9.341317        826,081        1.62%
                                                        1.25% EV***        82,233     9.331451        767,353        1.57%
                                                        1.30% EV***         7,909     9.321588         73,724        1.52%
                                                        1.35% EV***        32,912     9.311717        306,467        1.47%
                                                        1.40% EV***       156,131     9.301869      1,452,310        1.42%
                                                        1.45% EV***        27,720     9.292013        257,575        1.37%
                                                        1.50% EV***        46,989     9.282158        436,159        1.31%
                                                        1.55% EV***        98,550     9.272340        913,789        1.26%
                                                        1.60% EV***        41,154     9.262492        381,189        1.21%
                                                        1.65% EV***         6,088     9.252673         56,330        1.16%
                                                        1.70% EV***         6,921     9.242853         63,970        1.11%
                                                        1.75% EV***           332     9.233022          3,065        1.06%
                                                        1.80% EV***        38,624     9.223221        356,238        1.00%
                                                        1.85% EV***         1,626     9.213404         14,981        0.95%
                                                        1.95% EV***         3,651     9.193822         33,567        0.85%
                                                        2.05% EV***           124     8.999758          1,116        0.75%

     W & R Target Funds - Balanced Portfolio
           2002 ....................................    0.95%           1,418,807     8.654366     12,278,875       -9.28%
                                                        1.00%              32,470     8.645268        280,712       -9.33%
                                                        1.05%              26,978     8.636168        232,987       -9.38%
                                                        1.10%             874,737     8.627087      7,546,432       -9.42%
                                                        1.15%             377,738     8.618002      3,255,347       -9.47%
                                                        1.20%              21,980     8.608933        189,224       -9.51%
                                                        1.25%              79,913     8.599845        687,239       -9.56%
                                                        1.30%               5,683     8.590781         48,821       -9.61%
                                                        1.35%              19,589     8.581727        168,107       -9.65%
                                                        1.40%             197,385     8.572656      1,692,114       -9.70%
                                                        1.45%              21,655     8.563602        185,445       -9.74%
                                                        1.50%              21,474     8.554572        183,701       -9.79%
                                                        1.55%              27,505     8.545521        235,045       -9.83%
                                                        1.60%              75,389     8.536467        643,556       -9.88%
                                                        1.65%               4,406     8.527445         37,572       -9.93%
                                                        1.75%               4,093     8.509395         34,829      -10.02%
                                                        1.80%               1,383     8.500373         11,756      -10.06%
                                                        1.85%               7,671     8.491357         65,137      -10.11%
                                                        2.00%                 405     8.464340          3,428      -10.25%
                                                        2.10%                 109     8.318250            907      -10.34%
                                                        2.15%                 523     8.309777          4,346      -10.38%
                                                        2.25%                  90     8.292840            746      -10.48%
                                                        0.95% EV***     1,529,734     8.579026     13,123,628       -9.68%
                                                        1.00% EV***       137,942     8.569958      1,182,157       -9.72%
                                                        1.05% EV***        21,888     8.560919        187,381       -9.77%
                                                        1.10% EV***     1,146,588     8.551872      9,805,474       -9.81%
                                                        1.15% EV***       304,554     8.542835      2,601,755       -9.86%
                                                        1.20% EV***        32,657     8.533821        278,689       -9.90%
                                                        1.25% EV***        85,954     8.524788        732,740       -9.95%
                                                        1.30% EV***        12,478     8.515768        106,260      -10.00%
                                                        1.35% EV***        44,177     8.506766        375,803      -10.04%
                                                        1.40% EV***        81,019     8.497745        688,479      -10.09%
                                                        1.45% EV***        24,515     8.488741        208,101      -10.13%
                                                        1.50% EV***        44,427     8.479748        376,730      -10.18%
                                                        1.55% EV***        65,884     8.470752        558,087      -10.23%
                                                        1.60% EV***        25,336     8.461754        214,387      -10.27%
                                                        1.65% EV***         1,667     8.452787         14,091      -10.32%
                                                        1.70% EV***            76     8.443798            642      -10.36%
                                                        1.75% EV***         2,981     8.434828         25,144      -10.41%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80% EV***         4,328     8.425858         36,467      -10.45%
                                                        1.85% EV***         1,674     8.416893         14,090      -10.50%
                                                        1.95% EV***         6,747     8.398976         56,668      -10.59%
     W & R Target Funds - Bond Portfolio
           2002.....................................    0.95%           1,546,604    11.752610     18,176,634        7.94%
                                                        1.00%              39,634    11.740262        465,314        7.89%
                                                        1.05%              45,831    11.727922        537,502        7.83%
                                                        1.10%           1,181,231    11.715601     13,838,831        7.78%
                                                        1.15%             328,071    11.703272      3,839,504        7.72%
                                                        1.20%              28,738    11.690957        335,975        7.67%
                                                        1.25%             123,565    11.678654      1,443,073        7.62%
                                                        1.30%              14,405    11.666352        168,054        7.56%
                                                        1.35%              31,661    11.654058        368,979        7.51%
                                                        1.40%             262,986    11.641762      3,061,620        7.45%
                                                        1.45%              21,549    11.629479        250,604        7.40%
                                                        1.50%              85,632    11.617196        994,804        7.34%
                                                        1.55%              68,253    11.604934        792,072        7.29%
                                                        1.60%             105,584    11.592659      1,223,999        7.23%
                                                        1.65%              11,940    11.580409        138,270        7.18%
                                                        1.70%              20,921    11.568155        242,017        7.13%
                                                        1.75%                 448    11.555910          5,177        7.07%
                                                        1.80%               2,195    11.543683         25,338        7.02%
                                                        1.85%               2,238    11.531449         25,807        6.96%
                                                        1.95%                 364    11.507021          4,189        6.85%
                                                        2.00%               6,185    11.494819         71,095        6.80%
                                                        2.05%                  65    11.140818            724        6.74%
                                                        2.10%               1,561    11.129494         17,373        6.69%
                                                        2.25%               4,703    11.095505         52,182        6.53%
                                                        0.95% EV***     2,212,057    11.660450     25,793,580        7.54%
                                                        1.00% EV***       114,352    11.648168      1,331,991        7.48%
                                                        1.05% EV***        66,365    11.635891        772,216        7.43%
                                                        1.10% EV***     1,359,114    11.623617     15,797,821        7.37%
                                                        1.15% EV***       385,048    11.611371      4,470,935        7.32%
                                                        1.20% EV***        45,139    11.599102        523,572        7.26%
                                                        1.25% EV***       124,143    11.586845      1,438,426        7.21%
                                                        1.30% EV***        25,926    11.574620        300,084        7.15%
                                                        1.35% EV***        27,391    11.562386        316,705        7.10%
                                                        1.40% EV***       116,663    11.550167      1,347,477        7.05%
                                                        1.45% EV***        23,152    11.537929        267,126        6.99%
                                                        1.50% EV***        65,316    11.525724        752,814        6.94%
                                                        1.55% EV***        81,211    11.513513        935,024        6.88%
                                                        1.60% EV***        31,209    11.501309        358,944        6.83%
                                                        1.65% EV***         4,178    11.489128         48,002        6.77%
                                                        1.70% EV***            73    11.476918            838        6.72%
                                                        1.75% EV***         2,909    11.464747         33,351        6.66%
                                                        1.80% EV***        14,427    11.452584        165,226        6.61%
                                                        1.85% EV***         7,286    11.440401         83,355        6.56%
                                                        1.90% EV***         2,859    11.428252         32,673        6.50%
                                                        2.05% EV***           116    11.055288          1,282        6.34%
     W & R Target Funds - Core Equity Portfolio
           2002.....................................    0.95%           4,658,236     6.686505     31,147,318      -22.38%
                                                        1.00%              82,973     6.679456        554,215      -22.42%
                                                        1.05%              98,467     6.672429        657,014      -22.46%
                                                        1.10%           4,157,274     6.665399     27,709,890      -22.49%
                                                        1.15%           1,020,498     6.658379      6,794,862      -22.53%
                                                        1.20%              88,619     6.651356        589,437      -22.57%
                                                        1.25%             304,731     6.644342      2,024,737      -22.61%
                                                        1.30%               3,358     6.637318         22,288      -22.65%
                                                        1.35%              78,960     6.630316        523,530      -22.69%
                                                        1.40%             743,765     6.623314      4,926,189      -22.73%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------    ---------   ----------   --------------   --------
                                                        1.45%             102,849     6.616314        680,481      -22.77%
                                                        1.50%             115,557     6.609314        763,752      -22.81%
                                                        1.55%             297,442     6.602317      1,963,806      -22.85%
                                                        1.60%             491,133     6.595336      3,239,187      -22.89%
                                                        1.65%              28,398     6.588340        187,096      -22.93%
                                                        1.70%              10,672     6.581369         70,236      -22.97%
                                                        1.75%               5,998     6.574382         39,433      -23.01%
                                                        1.80%              11,637     6.567410         76,425      -23.04%
                                                        1.85%              26,476     6.560440        173,694      -23.08%
                                                        1.95%              14,097     6.546524         92,286      -23.16%
                                                        2.00%              27,015     6.539562        176,666      -23.20%
                                                        2.05%                 326     6.559208          2,138      -23.24%
                                                        2.10%               4,944     6.552540         32,396      -23.28%
                                                        2.25%              20,720     6.532496        135,353      -23.40%
                                                        0.95% EV***     7,196,443     6.621958     47,654,543      -22.75%
                                                        1.00% EV***       598,267     6.614958      3,957,511      -22.79%
                                                        1.05% EV***       160,320     6.607970      1,059,390      -22.83%
                                                        1.10% EV***     4,181,132     6.600992     27,599,619      -22.87%
                                                        1.15% EV***     1,412,104     6.594004      9,311,419      -22.91%
                                                        1.20% EV***       170,481     6.587023      1,122,962      -22.95%
                                                        1.25% EV***       286,215     6.580052      1,883,310      -22.99%
                                                        1.30% EV***        32,759     6.573072        215,327      -23.03%
                                                        1.35% EV***       162,969     6.566118      1,070,074      -23.07%
                                                        1.40% EV***       571,270     6.559153      3,747,047      -23.11%
                                                        1.45% EV***       121,807     6.552201        798,104      -23.15%
                                                        1.50% EV***       227,325     6.545239      1,487,896      -23.18%
                                                        1.55% EV***       331,520     6.538288      2,167,573      -23.22%
                                                        1.60% EV***        85,367     6.531340        557,561      -23.26%
                                                        1.65% EV***        33,422     6.524397        218,058      -23.30%
                                                        1.70% EV***         4,160     6.517450         27,113      -23.34%
                                                        1.75% EV***         4,953     6.510535         32,247      -23.38%
                                                        1.80% EV***        36,558     6.503582        237,758      -23.42%
                                                        1.85% EV***        13,527     6.496660         87,880      -23.46%
                                                        1.95% EV***        14,953     6.482822         96,938      -23.54%
                                                        2.05% EV***           187     6.497755          1,215      -23.62%
     W & R Target Funds - Growth Portfolio
           2002.....................................    0.95%           4,510,708     6.695716     30,202,420      -22.05%
                                                        1.00%              99,653     6.688673        666,546      -22.09%
                                                        1.05%             113,961     6.681627        761,445      -22.13%
                                                        1.10%           4,090,593     6.674589     27,303,027      -22.16%
                                                        1.15%           1,070,286     6.667554      7,136,190      -22.20%
                                                        1.20%              95,998     6.660519        639,397      -22.24%
                                                        1.25%             293,202     6.653494      1,950,818      -22.28%
                                                        1.30%               5,332     6.646466         35,439      -22.32%
                                                        1.35%              93,704     6.639456        622,144      -22.36%
                                                        1.40%             743,036     6.632425      4,928,131      -22.40%
                                                        1.45%             142,116     6.625416        941,578      -22.44%
                                                        1.50%             147,763     6.618408        977,956      -22.48%
                                                        1.55%             359,990     6.611407      2,380,040      -22.52%
                                                        1.60%             472,332     6.604414      3,119,476      -22.56%
                                                        1.65%              40,779     6.597416        269,036      -22.60%
                                                        1.70%              16,650     6.590424        109,731      -22.64%
                                                        1.75%              17,998     6.583431        118,489      -22.68%
                                                        1.80%               6,750     6.576449         44,391      -22.72%
                                                        1.85%              17,605     6.569458        115,655      -22.76%
                                                        1.95%              12,140     6.555505         79,584      -22.83%
                                                        2.00%              30,011     6.548549        196,529      -22.87%
                                                        2.05%                 387     6.713791          2,598      -22.91%
                                                        2.10%              10,404     6.706945         69,779      -22.95%
                                                        2.15%               1,559     6.700105         10,445      -22.99%
                                                        2.25%              22,124     6.686430        147,931      -23.07%
                                                        0.95% EV***     7,374,787     6.631620     48,906,785      -22.41%
                                                        1.00% EV***       618,912     6.624615      4,100,054      -22.45%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05% EV***       121,627     6.617627        804,882      -22.49%
                                                        1.10% EV***     4,063,262     6.610631     26,860,726      -22.53%
                                                        1.15% EV***     1,321,682     6.603626      8,727,894      -22.57%
                                                        1.20% EV***       165,275     6.596644      1,090,260      -22.61%
                                                        1.25% EV***       308,848     6.589658      2,035,203      -22.65%
                                                        1.30% EV***        37,619     6.582675        247,634      -22.69%
                                                        1.35% EV***       165,197     6.575689      1,086,284      -22.73%
                                                        1.40% EV***       455,718     6.568732      2,993,489      -22.77%
                                                        1.45% EV***        99,200     6.561756        650,926      -22.81%
                                                        1.50% EV***       188,924     6.554797      1,238,358      -22.85%
                                                        1.55% EV***       325,449     6.547828      2,130,984      -22.89%
                                                        1.60% EV***       101,507     6.540875        663,945      -22.93%
                                                        1.65% EV***        24,677     6.533923        161,238      -22.97%
                                                        1.70% EV***        10,826     6.526962         70,661      -23.01%
                                                        1.75% EV***           381     6.520014          2,484      -23.05%
                                                        1.80% EV***        33,823     6.513075        220,292      -23.08%
                                                        1.85% EV***        13,695     6.506137         89,102      -23.12%
                                                        1.90% EV***         1,238     6.499200          8,046      -23.16%
                                                        1.95% EV***        13,810     6.492269         89,658      -23.20%
                                                        2.05% EV***           123     6.652111            818      -23.28%

     W & R Target Funds - High Income Portfolio
           2002.....................................    0.95%             863,210    10.574579      9,128,082       -2.95%
                                                        1.00%               8,758    10.563475         92,515       -3.00%
                                                        1.05%              33,369    10.552366        352,122       -3.05%
                                                        1.10%             850,885    10.541269      8,969,408       -3.10%
                                                        1.15%             260,743    10.530181      2,745,671       -3.15%
                                                        1.20%              10,760    10.519093        113,185       -3.20%
                                                        1.25%              80,431    10.508012        845,170       -3.25%
                                                        1.30%               5,469    10.496947         57,408       -3.30%
                                                        1.35%              13,498    10.485875        141,538       -3.35%
                                                        1.40%             144,919    10.474808      1,517,999       -3.40%
                                                        1.45%              29,934    10.463756        313,222       -3.44%
                                                        1.50%              18,873    10.452697        197,274       -3.49%
                                                        1.55%              39,026    10.441672        407,497       -3.54%
                                                        1.60%              72,679    10.430630        758,088       -3.59%
                                                        1.65%               6,367    10.419593         66,342       -3.64%
                                                        1.70%                 518    10.408568          5,392       -3.69%
                                                        1.75%                 268    10.397530          2,787       -3.74%
                                                        1.80%                 629    10.386539          6,533       -3.79%
                                                        1.85%               2,077    10.375534         21,550       -3.84%
                                                        1.95%                 591    10.353516          6,119       -3.93%
                                                        2.00%               4,818    10.342540         49,830       -3.98%
                                                        2.05%                  54    10.253691            554       -4.03%
                                                        2.10%               1,535    10.243252         15,723       -4.08%
                                                        2.25%               3,620    10.211971         36,967       -4.23%
                                                        0.95% EV***       889,605    10.489157      9,331,207       -3.35%
                                                        1.00% EV***        72,367    10.478102        758,269       -3.39%
                                                        1.05% EV***        23,999    10.467043        251,199       -3.44%
                                                        1.10% EV***       637,980    10.455998      6,670,718       -3.49%
                                                        1.15% EV***       231,439    10.444975      2,417,375       -3.54%
                                                        1.20% EV***        31,974    10.433940        333,615       -3.59%
                                                        1.25% EV***        53,286    10.422928        555,396       -3.64%
                                                        1.30% EV***        16,305    10.411901        169,766       -3.69%
                                                        1.35% EV***        23,647    10.400894        245,950       -3.74%
                                                        1.40% EV***        81,312    10.389876        844,822       -3.79%
                                                        1.45% EV***        18,172    10.378884        188,605       -3.84%
                                                        1.50% EV***        57,742    10.367904        598,664       -3.88%
                                                        1.55% EV***        59,749    10.356902        618,815       -3.93%
                                                        1.60% EV***        20,779    10.345927        214,978       -3.98%
                                                        1.65% EV***         3,360    10.334952         34,725       -4.03%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.70% EV***           278    10.323984          2,870       -4.08%
                                                        1.75% EV***           252    10.313015          2,599       -4.13%
                                                        1.80% EV***         8,231    10.302053         84,796       -4.18%
                                                        1.85% EV***         2,819    10.291106         29,011       -4.23%
                                                        1.90% EV***         2,857    10.280159         29,370       -4.28%

     W & R Target Funds - International Portfolio
           2002.....................................    0.95%             717,737     6.337656      4,548,770      -18.93%
                                                        1.00%               4,321     6.330982         27,356      -18.97%
                                                        1.05%              18,295     6.324320        115,703      -19.01%
                                                        1.10%             677,134     6.317666      4,277,906      -19.05%
                                                        1.15%             215,373     6.311001      1,359,219      -19.10%
                                                        1.20%              17,447     6.304344        109,992      -19.14%
                                                        1.25%              61,824     6.297690        389,348      -19.18%
                                                        1.30%               3,632     6.291055         22,849      -19.22%
                                                        1.35%              22,621     6.284412        142,160      -19.26%
                                                        1.40%             173,284     6.277773      1,087,838      -19.30%
                                                        1.45%              37,839     6.271125        237,293      -19.34%
                                                        1.50%              24,991     6.264502        156,556      -19.38%
                                                        1.55%              42,700     6.257871        267,211      -19.42%
                                                        1.60%             266,552     6.251248      1,666,283      -19.46%
                                                        1.65%               7,865     6.244630         49,114      -19.50%
                                                        1.70%               2,732     6.238005         17,042      -19.55%
                                                        1.75%                 469     6.231384          2,923      -19.59%
                                                        1.80%               1,412     6.224770          8,789      -19.63%
                                                        1.85%               8,438     6.218168         52,469      -19.67%
                                                        1.95%               2,622     6.204963         16,269      -19.75%
                                                        2.00%              12,863     6.198374         79,730      -19.79%
                                                        2.05%                 173     6.127756          1,060      -19.83%
                                                        2.10%                 987     6.121511          6,042      -19.87%
                                                        2.25%               9,922     6.102781         60,552      -20.00%
                                                        0.95% EV***     1,489,211     6.274598      9,344,200      -19.34%
                                                        1.00% EV***       123,661     6.267974        775,104      -19.38%
                                                        1.05% EV***        54,971     6.261360        344,193      -19.42%
                                                        1.10% EV***       898,694     6.254733      5,621,091      -19.46%
                                                        1.15% EV***       363,194     6.248112      2,269,277      -19.50%
                                                        1.20% EV***        31,921     6.241485        199,234      -19.54%
                                                        1.25% EV***        43,550     6.234895        271,530      -19.58%
                                                        1.30% EV***         8,770     6.228283         54,622      -19.62%
                                                        1.35% EV***        49,347     6.221678        307,021      -19.66%
                                                        1.40% EV***        80,005     6.215074        497,237      -19.70%
                                                        1.45% EV***        25,610     6.208486        158,999      -19.75%
                                                        1.50% EV***        44,666     6.201900        277,014      -19.79%
                                                        1.55% EV***        82,338     6.195304        510,109      -19.83%
                                                        1.60% EV***        13,063     6.188722         80,843      -19.87%
                                                        1.65% EV***         8,130     6.182144         50,261      -19.91%
                                                        1.70% EV***         3,413     6.175569         21,077      -19.95%
                                                        1.80% EV***         7,043     6.162422         43,402      -20.03%
                                                        1.85% EV***         6,593     6.155860         40,586      -20.07%

     W & R Target Funds - Limited-Term Bond Portfolio
           2002.....................................    0.95%             310,845    11.455458      3,560,872        4.43%
                                                        1.00%              13,580    11.443414        155,402        4.38%
                                                        1.05%               3,944    11.431381         45,085        4.33%
                                                        1.10%             283,872    11.419372      3,241,640        4.27%
                                                        1.15%             110,405    11.407368      1,259,430        4.22%
                                                        1.20%               2,782    11.395358         31,702        4.17%
                                                        1.25%              16,222    11.383358        184,661        4.12%
                                                        1.30%              13,068    11.371370        148,601        4.06%
                                                        1.35%               7,708    11.359362         87,558        4.01%
                                                        1.40%              61,473    11.347406        697,559        3.96%
                                                        1.45%              31,416    11.335411        356,113        3.91%
                                                        1.50%              22,347    11.323446        253,045        3.85%
                                                        1.55%              25,690    11.311485        290,592        3.80%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60%              53,015    11.299556        599,046       3.75%
                                                        1.65%               6,505    11.287606         73,426       3.69%
                                                        1.70%               3,472    11.275663         39,149       3.64%
                                                        1.80%                 871    11.251798          9,800       3.54%
                                                        1.85%               1,245    11.239875         13,994       3.48%
                                                        2.00%                 312    11.204162          3,496       3.33%
                                                        2.10%              18,281    10.987984        200,871       3.22%
                                                        2.25%                  98    10.954449          1,074       3.06%
                                                        0.95% EV***       511,699    11.365218      5,815,571       4.03%
                                                        1.00% EV***        76,315    11.353234        866,422       3.98%
                                                        1.05% EV***        10,313    11.341267        116,962       3.93%
                                                        1.10% EV***       212,148    11.329323      2,403,493       3.88%
                                                        1.15% EV***        66,423    11.317370        751,734       3.82%
                                                        1.20% EV***        10,418    11.305418        117,780       3.77%
                                                        1.25% EV***        17,804    11.293475        201,069       3.72%
                                                        1.30% EV***         2,748    11.281563         31,002       3.67%
                                                        1.35% EV***         6,675    11.269617         75,225       3.61%
                                                        1.40% EV***        23,920    11.257703        269,284       3.56%
                                                        1.45% EV***         5,443    11.245782         61,211       3.51%
                                                        1.50% EV***         2,216    11.233879         24,894       3.45%
                                                        1.55% EV***         3,957    11.221986         44,405       3.40%
                                                        1.60% EV***        10,524    11.210090        117,975       3.35%
                                                        1.65% EV***         1,930    11.198199         21,613       3.30%
                                                        1.70% EV***           226    11.186330          2,528       3.24%
                                                        1.75% EV***           492    11.174446          5,498       3.19%
                                                        1.80% EV***         3,080    11.162577         34,381       3.14%
                                                        1.85% EV***           581    11.150737          6,479       3.09%
                                                        1.90% EV***         1,898    11.138866         21,142       3.03%

     W & R Target Funds - Money Market Portfolio
           2002 ....................................    0.95%             356,275    10.321989      3,677,467       0.18%
                                                        1.00%               7,631    10.311141         78,684       0.13%
                                                        1.05%               9,135    10.300303         94,093       0.08%
                                                        1.10%             466,632    10.289468      4,801,395       0.03%
                                                        1.15%             209,335    10.278641      2,151,679      -0.02%
                                                        1.20%              42,297    10.267819        434,298      -0.07%
                                                        1.25%              44,932    10.257003        460,868      -0.13%
                                                        1.30%               3,495    10.246194         35,810      -0.18%
                                                        1.35%               9,883    10.235391        101,156      -0.23%
                                                        1.40%             287,691    10.224593      2,941,523      -0.28%
                                                        1.45%              75,905    10.213802        775,279      -0.33%
                                                        1.50%               5,677    10.203015         57,923      -0.38%
                                                        1.55%              12,701    10.192234        129,452      -0.43%
                                                        1.60%              37,650    10.181460        383,332      -0.48%
                                                        1.65%               1,200    10.170692         12,205      -0.53%
                                                        1.70%              14,738    10.159933        149,737      -0.58%
                                                        1.75%                 838    10.149172          8,505      -0.63%
                                                        1.80%               7,285    10.138425         73,858      -0.68%
                                                        2.10%               3,177    10.040810         31,900      -0.98%
                                                        0.95% EV***       612,894    10.237563      6,274,541      -0.22%
                                                        1.00% EV***       158,708    10.226772      1,623,071      -0.27%
                                                        1.05% EV***        50,835    10.215986        519,330      -0.32%
                                                        1.10% EV***       420,366    10.205209      4,289,923      -0.37%
                                                        1.15% EV***       126,380    10.194438      1,288,373      -0.42%
                                                        1.20% EV***        47,389    10.183672        482,594      -0.47%
                                                        1.25% EV***        34,380    10.172909        349,745      -0.52%
                                                        1.30% EV***        73,450    10.162156        746,410      -0.57%
                                                        1.35% EV***        47,784    10.151405        485,075      -0.62%
                                                        1.40% EV***       117,016    10.140665      1,186,620      -0.67%
                                                        1.45% EV***        27,182    10.129927        275,352      -0.72%
                                                        1.50% EV***        24,728    10.119197        250,228      -0.77%
                                                        1.55% EV***        14,822    10.108473        149,828      -0.83%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60% EV***         9,766    10.097753         98,615       -0.88%
                                                        1.65% EV***           473    10.087038          4,771       -0.93%
                                                        1.70% EV***         1,208    10.076333         12,172       -0.98%
                                                        1.75% EV***           667    10.065632          6,714       -1.03%
                                                        1.85% EV***         1,056    10.044249         10,607       -1.13%
                                                        1.90% EV***         1,015    10.033564         10,184       -1.18%

     W & R Target Funds - Science & Technology Portfolio
           2002 ....................................    0.95%           1,319,140     6.373690      8,407,789      -24.71%
                                                        1.00%               5,123     6.366977         32,618      -24.75%
                                                        1.05%              30,655     6.360281        194,974      -24.79%
                                                        1.10%           1,236,136     6.352579      7,853,888      -24.82%
                                                        1.15%             325,265     6.346896      2,064,423      -24.86%
                                                        1.20%              38,532     6.341094        244,300      -24.90%
                                                        1.25%              49,720     6.333495        314,901      -24.94%
                                                        1.30%                 385     6.326811          2,436      -24.98%
                                                        1.35%              21,332     6.320134        134,821      -25.01%
                                                        1.40%             247,897     6.313444      1,565,084      -25.05%
                                                        1.45%              31,691     6.306771        199,868      -25.09%
                                                        1.50%              27,948     6.300111        176,076      -25.13%
                                                        1.55%             137,679     6.293443        866,475      -25.17%
                                                        1.60%             272,265     6.286765      1,711,666      -25.20%
                                                        1.65%               8,759     6.280120         55,008      -25.24%
                                                        1.70%               4,272     6.273457         26,800      -25.28%
                                                        1.75%               3,967     6.266813         24,860      -25.32%
                                                        1.80%               3,648     6.260157         22,837      -25.36%
                                                        1.85%              15,801     6.253523         98,812      -25.39%
                                                        1.95%               6,744     6.240231         42,084      -25.47%
                                                        2.00%               2,548     6.233605         15,883      -25.51%
                                                        2.05%                 372     6.773527          2,520      -25.55%
                                                        2.10%               2,832     6.766628         19,163      -25.59%
                                                        2.15%                 321     6.759731          2,170      -25.62%
                                                        2.25%                 313     6.745933          2,111      -25.70%
                                                        0.95% EV***     1,972,009     6.310520     12,444,402      -25.07%
                                                        1.00% EV***       146,332     6.303853        922,455      -25.11%
                                                        1.05% EV***        46,164     6.297190        290,703      -25.15%
                                                        1.10% EV***     1,408,951     6.290547      8,863,072      -25.19%
                                                        1.15% EV***       466,375     6.283879      2,930,644      -25.22%
                                                        1.20% EV***        39,716     6.277236        249,307      -25.26%
                                                        1.25% EV***        72,401     6.270580        453,996      -25.30%
                                                        1.30% EV***         2,396     6.263948         15,008      -25.34%
                                                        1.35% EV***        31,694     6.257296        198,319      -25.38%
                                                        1.40% EV***       163,200     6.250652      1,020,106      -25.41%
                                                        1.45% EV***        20,180     6.244038        126,005      -25.45%
                                                        1.50% EV***        76,180     6.237402        475,165      -25.49%
                                                        1.55% EV***        89,573     6.230775        558,109      -25.53%
                                                        1.60% EV***        30,755     6.224148        191,424      -25.57%
                                                        1.65% EV***         3,545     6.217533         22,041      -25.60%
                                                        1.70% EV***         7,018     6.210927         43,588      -25.64%
                                                        1.75% EV***           169     6.204308          1,049      -25.68%
                                                        1.80% EV***        15,235     6.197701         94,422      -25.72%
                                                        1.85% EV***         2,841     6.191094         17,589      -25.76%
                                                        1.95% EV***        10,586     6.177900         65,399      -25.83%
                                                        2.05% EV***            31     6.710829            208      -25.91%

     W & R Target Funds - Small Cap Portfolio
           2002 ....................................    0.95%           1,582,101     7.586249     12,002,212      -22.53%
                                                        1.00%               7,342     7.578254         55,640      -22.57%
                                                        1.05%              33,059     7.570268        250,265      -22.61%
                                                        1.10%           1,480,678     7.562291     11,197,318      -22.65%
                                                        1.15%             418,065     7.554308      3,158,192      -22.69%
                                                        1.20%              41,147     7.546353        310,510      -22.73%
                                                        1.25%             117,670     7.538379        887,041      -22.77%
                                                        1.30%               2,498     7.530437         18,811      -22.81%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract      Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35%              45,210     7.522476        340,091      -22.85%
                                                        1.40%             328,295     7.514524      2,466,981      -22.89%
                                                        1.45%              74,168     7.506576        556,748      -22.93%
                                                        1.50%              66,986     7.498648        502,304      -22.97%
                                                        1.55%              99,246     7.490696        743,422      -23.00%
                                                        1.60%             428,392     7.482762      3,205,555      -23.04%
                                                        1.65%              14,988     7.474828        112,033      -23.08%
                                                        1.70%               7,025     7.466909         52,455      -23.12%
                                                        1.75%               2,368     7.458986         17,663      -23.16%
                                                        1.80%               4,371     7.451065         32,569      -23.20%
                                                        1.85%              14,885     7.443165        110,792      -23.24%
                                                        1.95%               2,660     7.427351         19,757      -23.32%
                                                        2.00%              25,413     7.419447        188,550      -23.36%
                                                        2.05%                 323     7.696288          2,486      -23.40%
                                                        2.10%                 561     7.688456          4,313      -23.44%
                                                        2.25%              17,076     7.664922        130,886      -23.55%
                                                        0.95% EV***     3,122,075     7.516852     23,468,176      -22.89%
                                                        1.00% EV***       220,922     7.508912      1,658,884      -22.93%
                                                        1.05% EV***        96,410     7.500968        723,168      -22.97%
                                                        1.10% EV***     1,993,678     7.493043     14,938,715      -23.01%
                                                        1.15% EV***       653,187     7.485107      4,889,175      -23.05%
                                                        1.20% EV***        70,217     7.477191        525,026      -23.09%
                                                        1.25% EV***        96,854     7.469268        723,428      -23.13%
                                                        1.30% EV***        18,427     7.461356        137,490      -23.17%
                                                        1.35% EV***        95,510     7.453448        711,879      -23.21%
                                                        1.40% EV***       227,419     7.445538      1,693,257      -23.25%
                                                        1.45% EV***        47,853     7.437642        355,913      -23.29%
                                                        1.50% EV***        60,666     7.429740        450,733      -23.32%
                                                        1.55% EV***       203,207     7.421849      1,508,172      -23.36%
                                                        1.60% EV***        18,626     7.413958        138,092      -23.40%
                                                        1.65% EV***        13,998     7.406077        103,670      -23.44%
                                                        1.70% EV***         6,353     7.398211         47,001      -23.48%
                                                        1.75% EV***           401     7.390325          2,964      -23.52%
                                                        1.80% EV***        27,265     7.382458        201,283      -23.56%
                                                        1.85% EV***         6,722     7.374579         49,572      -23.60%
                                                        1.95% EV***         7,155     7.358865         52,653      -23.68%
                                                        2.05% EV***            29     7.629170            221      -23.76%

     W & R Target Funds - Value Portfolio
           2002.....................................    0.95%           1,004,512     8.766516      8,806,071      -13.53%
                                                        1.05%               8,541     8.751747         74,749      -13.61%
                                                        1.10%           1,224,567     8.744370     10,708,067      -13.66%
                                                        1.15%             361,167     8.736990      3,155,512      -13.70%
                                                        1.20%              23,809     8.729604        207,843      -13.74%
                                                        1.25%              78,312     8.722234        683,056      -13.79%
                                                        1.30%               4,867     8.714853         42,415      -13.83%
                                                        1.35%              39,260     8.707493        341,856      -13.87%
                                                        1.40%             216,117     8.700123      1,880,244      -13.92%
                                                        1.45%             118,089     8.692748      1,026,518      -13.96%
                                                        1.50%              38,958     8.685384        338,365      -14.01%
                                                        1.55%             120,417     8.678037      1,044,983      -14.05%
                                                        1.60%             197,728     8.670678      1,714,436      -14.09%
                                                        1.65%              11,119     8.663319         96,327      -14.14%
                                                        1.70%               1,271     8.655972         11,002      -14.18%
                                                        1.75%               2,986     8.648608         25,825      -14.22%
                                                        1.80%               1,549     8.641266         13,385      -14.27%
                                                        1.85%              17,267     8.633911        149,082      -14.31%
                                                        1.95%               3,448     8.619231         29,719      -14.40%
                                                        2.00%               2,838     8.611900         24,441      -14.44%
                                                        2.10%                 561     8.597219          4,823      -14.53%
                                                        2.15%                 514     8.589893          4,415      -14.57%
                                                        2.25%                 322     8.575236          2,761      -14.66%

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity    Return**
                                                       -------------   ----------   ----------   ---------------   --------
                                                        0.95% EV***     1,142,611     8.705448         9,946,941   -13.90%
                                                        1.00% EV***         5,778     8.698086            50,258   -13.94%
                                                        1.05% EV***        21,209     8.690730           184,322   -13.98%
                                                        1.10% EV***     1,076,899     8.683377         9,351,120   -14.03%
                                                        1.15% EV***       391,148     8.676028         3,393,611   -14.07%
                                                        1.20% EV***        68,426     8.668662           593,162   -14.11%
                                                        1.25% EV***        52,024     8.661330           450,597   -14.16%
                                                        1.30% EV***        10,753     8.653986            93,056   -14.20%
                                                        1.35% EV***        43,285     8.646643           374,270   -14.25%
                                                        1.40% EV***       126,944     8.639303         1,096,708   -14.29%
                                                        1.45% EV***        22,674     8.631976           195,721   -14.33%
                                                        1.50% EV***        81,382     8.624629           701,890   -14.38%
                                                        1.55% EV***       105,458     8.617311           908,764   -14.42%
                                                        1.60% EV***        40,060     8.609982           344,916   -14.46%
                                                        1.65% EV***         4,539     8.602648            39,047   -14.51%
                                                        1.70% EV***         2,740     8.595325            23,551   -14.55%
                                                        1.75% EV***         3,314     8.588005            28,461   -14.60%
                                                        1.80% EV***         5,174     8.580684            44,396   -14.64%
                                                        1.85% EV***         2,505     8.573379            21,476   -14.68%
                                                        1.95% EV***         9,337     8.558748            79,913   -14.77%
                                                                                                 ---------------

     2002 Reserves for annuity contracts in payout phase: ....................................        23,780,019
                                                                                                 ---------------
     2002 Contract owners' equity.............................................................   $11,867,051,526
                                                                                                 ===============

  * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point charge in addition to the stated contract expense rate.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2002. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income          Total
                                  Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     AIM VIF - Balanced Fund - Series I Shares
           2002............   0.95% to 1.55%      45,020   $ 8.18 to  8.24    $    369,841       5.12%     -18.39% to -17.89%

     AIM VIF - Basic Value Fund - Series II Shares
           2002............   1.50% to 2.60%     298,956     7.52 to  7.58       2,260,202       0.00%     -24.80% to -24.23% (a)(b)

     AIM VIF - Blue Chip - Series I Shares
           2002............   0.95% to 1.55%      21,069     7.27 to  7.32         153,752       0.00%     -27.31% to -26.86%

     AIM VIF - Capital Appreciation Fund - Series I Shares
           2002............   0.95% to 1.10%       3,915     7.71 to  7.72          30,215       0.00%     -25.19% to -25.08%

     AIM VIF - Capital Appreciation Fund - Series II Shares
           2002............   1.50% to 2.50%      62,716     7.88 to  7.93         495,921       0.00%     -21.25% to -20.71% (a)(b)

     AIM VIF - Core Equity Fund - Series I Shares
           2002............   0.95% to 1.55%       7,344     8.26 to  8.32          60,743       0.72%     -16.89% to -16.39%

     AIM VIF - Premier Equity Fund - Series I Shares
           2002............   0.95% to 1.55%      46,242     6.93 to  6.98         321,013       0.78%     -31.34% to -30.92%

     AIM VIF - Premier Equity Fund - Series II Shares
           2002............   1.50% to 2.45%      75,225     7.64 to  7.69         576,910       0.61%     -23.57% to -23.07% (a)(b)

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
           2002............   1.50% to 2.60%     153,160     8.20 to  8.26       1,261,226       0.00%     -18.04% to -17.42% (a)(b)

     Alliance VPSF - Growth & Income Portfolio - Class B
           2002............   1.50% to 2.60%      82,504     7.81 to  7.87         647,929       0.00%     -21.85% to -21.26% (a)(b)

     Alliance VPSF - Premier Growth Portfolio - Class B
           2002............   1.50% to 2.60%     126,001     7.76 to  7.82         983,078       0.00%     -22.36% to -21.77% (a)(b)

     American Century VP - Income & Growth Fund - Class I
           2002............   0.95% to 2.25%  20,008,742     6.71 to  9.81     188,588,661       1.10%     -21.61% to -20.14%
           2001............   0.95% to 2.25%  20,431,056     8.05 to 12.29     243,703,532       0.83%     -10.68% to  -9.23%
           2000............   0.95% to 1.90%  17,654,096     9.56 to 13.54     234,021,547       0.49%     -12.22% to  -9.39% (b)
           1999............   0.95% to 1.80%  10,793,180    10.89 to 15.29     163,760,412       0.01%       8.87% to  16.90% (a)
           1998............   0.95% to 1.20%   3,531,123    12.43 to 13.08      46,170,273       0.95%      24.31% to  25.66% (a)

     American Century VP - Income & Growth Fund - Class II
           2002............   1.50% to 2.60%     157,252     8.13 to  8.20       1,284,778       0.00%     -18.65% to -18.04% (a)(b)

     American Century VP - International Fund - Class I
           2002............   0.95% to 2.20%  13,652,082     6.70 to  8.88     117,330,400       0.94%     -22.38% to -21.13%
           2001............   0.95% to 2.20%  19,760,892     8.60 to 11.28     215,444,041       0.09%     -31.02% to -29.85%
           2000............   0.95% to 2.00%  18,957,858    12.46 to 16.10     296,162,940       0.12%     -18.48% to -14.62% (b)
           1999............   0.95% to 1.70%  10,249,663    15.31 to 19.57     195,444,986       0.00%      53.15% to  62.49% (a)
           1998............   0.95% to 1.35%   4,403,485    10.90 to 12.06      52,242,164       0.10%       9.05% to  20.62% (a)(b)

     American Century VP - International Fund - Class III
           2002............   0.95% to 2.25%   4,339,185     7.97 to  8.06      34,923,433       0.00%     -20.30% to -19.36% (a)(b)

     American Century VP - Ultra(R) Fund - Class I
           2002............   0.95% to 2.25%     427,070     7.89 to  7.99       3,401,279       0.45%     -21.11% to -20.13% (a)(b)

     American Century VP - Ultra(R) Fund - Class II
           2002............   1.50% to 2.60%      84,098     7.88 to  7.94         665,893       0.15%     -21.20% to -20.61% (a)(b)

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income          Total
                                  Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     American Century VP - Value Fund - Class I
           2002 ...........   0.95% to 2.25%  30,662,966    9.53 to 12.65      370,626,062      0.88%      -14.98% to -13.45%
           2001 ...........   0.95% to 2.25%  22,460,603   11.16 to 14.65      315,105,611      0.68%        9.91% to  11.74%
           2000 ...........   0.95% to 1.90%   7,758,903   10.16 to 13.15       97,089,073      0.73%       15.91% to  18.56% (b)
           1999 ...........   0.95% to 1.75%   3,621,111    8.78 to 11.26       38,355,931      0.76%      -12.23% to  -1.79% (a)
           1998 ...........   0.95% to 1.25%   2,025,791   10.68 to 11.50       21,650,990      0.24%        3.71% to  14.98% (b)

     American Century VP - Value Fund - Class II
           2002 ...........   1.50% to 2.60%     276,263    8.55 to  8.62        2,374,430      0.00%      -14.48% to -13.84% (a)(b)

     BB&T VIF - Capital Appreciation Fund
           2002 ...........   0.95% to 1.65%     126,777    8.22 to  8.31        1,048,811      0.00%      -21.50% to -20.76%

     BB&T VIF - Capital Manager Aggressive Growth Fund
           2002 ...........   0.95% to 1.70%     141,508    7.88 to  7.95        1,118,486      0.32%      -22.59% to -22.00%

     BB&T VIF - Growth and Income Fund
           2002 ...........   0.95% to 1.70%     173,232    8.02 to  8.09        1,397,651      1.85%      -21.01% to -20.41%

     BB&T VIF - Large Company Growth Fund
           2002 ...........   0.95% to 1.70%     106,392    7.02 to  7.09          750,507      0.00%      -31.82% to -31.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 ...........   0.95% to 1.65%     572,102    6.20 to  7.65        3,626,422      0.00%      -35.25% to -34.78%
           2001 ...........   0.95% to 1.65%     881,184    9.51 to 11.75        8,573,915      0.00%      -29.82% to -29.32%
           2000 ...........   0.95% to 1.65%   1,111,278   13.47 to 16.64       15,252,909      0.00%      -20.27% to -19.71%
           1999 ...........   0.95% to 1.65%   1,263,065   16.80 to 20.76       21,609,694      0.00%       60.80% to  61.95%
           1998 ...........   0.95% to 1.25%     626,202   10.38 to 12.84        6,508,542      0.00%        5.39% to  28.39% (b)

     Credit Suisse Trust - International Focus Portfolio
           2002 ...........   0.95% to 1.65%   1,294,997    6.69 to  7.82        8,745,981      0.00%      -21.23% to -20.67%
           2001 ...........   0.95% to 1.65%   1,823,262    8.44 to  9.88       15,534,586      0.00%      -23.57% to -23.02%
           2000 ...........   0.95% to 1.65%   2,118,432   10.97 to 12.85       23,458,299      0.45%      -27.11% to -26.60%
           1999 ...........   0.95% to 1.65%   2,784,067   14.96 to 17.53       42,336,574      1.11%       50.90% to  51.98%
           1998 ...........   0.95% to 1.10%   1,604,386    9.85 to 11.55       15,824,160      0.99%        4.24% to  15.52% (b)

     Credit Suisse Trust - Large Cap Value Portfolio
           2002 ...........   0.95% to 1.85%   1,401,028    7.47 to 10.22       13,953,162      0.91%      -24.91% to -23.83%
           2001 ...........   0.95% to 1.85%   1,671,364    9.90 to 13.44       21,865,632      0.00%       -1.35% to  -0.02%
           2000 ...........   0.95% to 1.85%   1,602,464    9.98 to 13.46       20,989,398      1.11%        6.96% to  13.89% (b)
           1999 ...........   0.95% to 1.75%   1,518,704    9.34 to 12.50       18,422,357      1.10%       -6.63% to   5.23% (a)
           1998 ...........   0.95% to 1.25%   1,136,934   11.51 to 11.90       13,095,693      1.60%       10.95% to  18.96% (b)

     Dreyfus Emerging Leaders Fund - Service Shares
           2002 ...........   1.50% to 2.35%      38,847    7.64 to  7.68          297,477      0.00%      -23.62% to -23.17% (a)(b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 ...........   0.95% to 2.05%   1,223,668    7.55 to  7.63        9,310,674      0.28%      -24.49% to -23.74% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
           2002 ...........   1.50% to 2.60%      12,952    7.47 to  7.53           97,212      0.03%      -25.29% to -24.73% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
           2002 ...........   0.95% to 2.25%  15,948,771    5.41 to  7.99      124,666,691      0.20%      -30.97% to -29.62%
           2001 ...........   0.95% to 2.25%  19,487,708    7.79 to 11.35      217,233,733      0.06%      -24.80% to -23.32%
           2000 ...........   0.95% to 2.00%  19,733,997   10.33 to 14.80      288,435,533      1.03%      -12.80% to -11.10% (b)
           1999 ...........   0.95% to 1.80%   9,959,873   11.86 to 16.79      166,642,025      0.02%       18.60% to  28.84% (a)
           1998 ...........   0.95% to 1.30%   2,978,393   12.75 to 13.03       38,805,598      0.30%       27.55% to  28.15% (a)

     Dreyfus Stock Index Fund - Initial Shares
           2002 ...........   0.95% to 2.25%  95,354,292    5.89 to  9.43      864,619,920      1.33%      -24.49% to -23.10%
           2001 ...........   0.95% to 2.25%  99,494,839    7.77 to 12.27    1,183,396,916      1.08%      -14.51% to -13.02%
           2000 ...........   0.95% to 2.00%  90,529,551    9.60 to 14.10    1,249,785,744      1.03%      -10.95% to  -8.73% (b)
           1999 ...........   0.95% to 1.80%  59,725,013   10.79 to 15.69      929,607,321      1.14%        7.87% to  19.46% (a)
           1998 ...........   0.95% to 1.35%  23,720,923   12.36 to 13.14      311,454,664      1.39%       23.63% to  26.99% (a)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                Contract                                                      Investment
                                Expense                         Unit            Contract        Income           Total
                                 Rate*          Units        Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 ...........   0.95% to 2.25%  14,518,204    7.04 to 10.64      147,581,762      1.12%      -18.97% to -17.51%
           2001 ...........   0.95% to 2.25%  14,326,910    8.65 to 12.90      178,390,661      0.86%      -11.54% to -10.18%
           2000 ...........   0.95% to 1.95%  12,683,936    9.91 to 14.36      178,274,135      0.68%       -2.57% to  -1.59% (a)
           1999 ...........   0.95% to 1.75%  11,442,779   10.18 to 14.60      165,362,030      0.82%        1.81% to  10.40% (a)
           1998 ...........   0.95% to 1.35%   4,345,650   12.20 to 13.22       57,411,989      1.02%       22.04% to  28.98%

     Dreyfus VIF - Appreciation Portfolio - Service Shares
           2002 ...........   1.50% to 2.50%     120,876    8.30 to  8.36        1,007,673      1.83%      -16.96% to -16.39% (a)(b)

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2002 ...........   0.95% to 1.40%      27,276    7.59 to  8.54          210,757      0.04%      -20.65% to -19.89%

     Dreyfus VIF - International Value Portfolio - Initial Shares
           2002 ...........   0.95% to 1.55%       8,057    8.68 to  8.74           70,197      1.70%      -13.59% to -13.06%

     Federated IS - American Leaders Fund II - Service Shares
           2002 ...........   1.50% to 2.20%      16,666    8.02 to  8.06          134,110      0.00%      -19.78% to -19.40% (a)(b)

     Federated IS - Capital Appreciation Fund II - Service Shares
           2002 ...........   1.50% to 2.60%      54,725    8.08 to  8.14          444,085      0.00%      -19.25% to -18.64% (a)(b)

     Federated IS - High Income Bond Fund II - Service Shares
           2002 ...........   1.50% to 2.60%     118,039    9.53 to  9.60        1,130,291      0.00%       -4.71% to  -3.99% (a)(b)

     Federated IS - Quality Bond Fund II - Primary Shares
           2002 ...........   0.95% to 2.25%  33,983,812   11.56 to 12.43      416,870,120      2.89%        6.38% to   8.27%
           2001 ...........   0.95% to 2.25%  20,337,003   10.94 to 11.48      231,280,234      1.56%        5.41% to   6.98%
           2000 ...........   0.95% to 1.90%   6,068,734   10.42 to 10.73       64,748,537      0.42%        8.36% to   9.68% (b)
           1999 ...........   0.95% to 1.65%     759,757    9.76 to  9.81        7,446,933      0.00%       -2.39% to  -1.93% (a)(b)

     Federated IS - Quality Bond Fund II - Service Shares
           2002 ...........   1.50% to 2.60%     393,660   10.59 to 10.67        4,192,600      0.00%        5.95% to   6.74% (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2002 ...........   0.95% to 2.25%  60,212,580    7.41 to 10.24      600,903,507      1.61%      -19.24% to -17.79%
           2001 ..........    0.95% to 2.25%  54,589,794    9.12 to 12.48      665,304,573      1.40%       -7.60% to  -6.00%
           2000 ...........   0.95% to 1.90%  39,698,766    9.90 to 13.31      515,176,445      1.36%        6.37% to  10.72% (b)
           1999 ...........   0.95% to 1.80%  30,054,428    9.30 to 12.44      362,084,796      1.12%       -6.96% to   5.25% (a)
           1998 ..........    0.95% to 1.30%  17,214,677   11.41 to 11.85      196,573,058      0.22%       10.37% to  18.50% (b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
           2002 ...........   1.50% to 2.60%     443,769     8.12 to 8.18        3,622,751      0.00%      -18.80% to -18.19% (a)(b)

     Fidelity(R) VIP - Growth Portfolio - Service Class
           2002 ...........   0.95% to 2.20%  60,318,635     5.87 to 9.35      534,138,053      0.15%      -32.14% to -30.86%
           2001 ...........   0.95% to 2.20%  69,067,055    8.59 to 13.52      892,510,436      0.00%      -19.96% to -18.51%
           2000 ...........   0.95% to 1.95%  64,931,577   10.75 to 16.59    1,041,161,720      0.07%      -14.41% to -11.91% (a)
           1999 ...........   0.95% to 1.80%  32,663,001   12.31 to 18.83      608,360,294      0.07%       23.14% to  35.98% (a)
           1998               0.95% to 1.30%   7,899,479   12.91 to 13.85      109,329,873      0.05%       29.13% to  38.05% (a)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
           2002 ...........   1.50% to 2.60%     202,676    7.38 to  7.44        1,504,242      0.00%      -26.18% to -25.62% (a)(b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
           2002 ...........   0.95% to 2.25%  26,938,971    6.37 to  7.69      195,766,587      9.64%        0.83% to   2.63%
           2001 ...........   0.95% to 2.20%  25,533,687    6.29 to  7.51      179,983,516     13.15%      -14.04% to -12.74%
           2000 ...........   0.95% to 1.90%  21,554,542    7.33 to  8.62      172,868,705      6.89%      -24.08% to -22.41% (b)
           1999 ...........   0.95% to 1.65%  18,906,184   10.24 to 11.26      196,340,693      6.66%        6.29% to   7.05%
           1998 ...........   0.95% to 1.35%  10,786,672   9.58 to  10.53      103,387,119      1.15%       -5.43% to   5.31% (b)

                                 Contract                                                     Investment
                                 Expense                        Unit           Contract         Income           Total
                                  Rate*         Units        Fair Value      Owners'Equity      Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP - Overseas Portfolio - Service Class
           2002............   0.95% to 2.20%   7,674,047    6.17 to  8.42       59,763,768      0.79%      -22.25% to -21.10%
           2001............   0.95% to 2.20%  10,843,987    7.92 to 10.69      107,319,995      5.59%      -23.21% to -22.03%
           2000............   0.95% to 1.90%   9,861,467   10.34 to 13.73      124,962,270      1.34%      -20.68% to -16.44% (b)
           1999............   0.95% to 1.70%   5,905,382   13.06 to 17.17       92,437,608      0.72%       30.59% to  41.11% (a)
           1998............   0.95% to 1.20%   2,378,636   11.03 to 12.19       26,272,536      0.29%       11.46% to  21.87% (b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
           2002............   1.50% to 2.60%     202,377    7.66 to  7.72        1,557,719      0.00%      -23.40% to -22.82% (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
           2002............   0.95% to 2.25%   2,316,895    7.65 to  7.75       17,918,637      0.00%      -23.48% to -22.52% (a)(b)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2002............   0.95% to 2.40%  45,313,610    6.92 to 11.34      503,327,033      0.72%      -12.03% to -10.29%
           2001............   0.95% to 2.25%  44,175,712    7.82 to 12.64      551,070,400      0.67%      -14.60% to -13.20%
           2000............   0.95% to 2.00%  42,190,841   10.31 to 14.56      609,378,308      0.30%       -8.88% to  -7.60% (a)
           1999............   0.95% to 1.80%  27,031,979   11.27 to 15.76      424,819,685      0.25%       12.71% to  22.97% (a)
           1998............   0.95% to 1.30%  10,045,452   12.60 to 12.81      128,667,017      0.09%       25.98% to  28.70% (a)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
           2002............   1.50% to 2.60%     337,942    8.56 to  8.63        2,907,598      0.00%      -14.39% to -13.74% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2002............   0.95% to 2.20%  12,480,171    5.09 to  7.12       86,958,330      0.95%      -23.86% to -22.66%
           2001............   0.95% to 2.20%  15,069,734    6.67 to  9.20      136,159,773      0.25%      -16.62% to -15.26%
           2000............   0.95% to 1.95%  16,526,979    8.02 to 10.86      177,419,391      1.25%      -18.66% to -15.47% (b)
           1999............   0.95% to 1.80%  15,778,839    9.86 to 13.24      208,028,456      0.69%       -1.37% to   3.19% (a)
           1998............   0.95% to 1.20%   7,846,207   12.31 to 12.83      100,601,546      0.13%       23.08% to  24.22% (a)(b)

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
           2002............   1.50% to 2.60%     211,852    8.50 to  8.57        1,810,462      0.00%      -14.95% to -14.31% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2002............   0.95% to 2.20%     897,365    7.37 to  7.46        6,681,297      0.00%      -26.30% to -25.38% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
           2002............   1.50% to 2.60%      59,983    7.42 to  7.48          447,622      0.00%      -25.75% to -25.19% (a)(b)

     First Horizon Capital Appreciation Portfolio
           2002............   0.95% to 2.00%      21,602    8.81 to  8.94          191,806      0.00%      -20.25% to -19.40%
           2001............   0.95% to 2.00%         748   11.05 to 11.09            8,286      0.00%       10.50% to  10.88% (a)(b)

     Initial Funding by Depositor
           2002............       0.00%           50,000        8.87               443,500      0.00%            -18.62%
           2001............       0.00%           50,000       10.90               545,000      0.00%              9.00%      (a)(b)

     First Horizon Growth & Income Portfolio
           2002............   0.95% to 2.00%     140,512    7.41 to  7.52        1,051,904      0.37%      -27.59% to -26.81%
           2001............   0.95% to 2.00%      10,994   10.24 to 10.27          112,875      0.15%        2.38% to   2.73% (a)(b)

     Initial Funding by Depositor
           2002............       0.00%           50,000        7.44               371,962      0.37%            -26.11%
           2001............       0.00%           50,000       10.07               503,392      0.15%              0.70%      (a)(b)

     Gartmore GVIT Comstock Value Fund - Class I
           2002............   0.95% to 2.25%   4,287,245    5.91 to  7.91       33,188,223      1.31%      -27.24% to -25.86%
           2001............   0.95% to 2.10%   4,369,756    8.09 to 10.70       45,828,137      1.35%      -14.24% to -12.99%
           2000............   0.95% to 1.80%   4,254,272    9.46 to 12.33       51,284,501      0.99%      -14.80% to -11.47% (a)
           1999............   0.95% to 1.75%   1,974,334   10.78 to 13.96       26,887,622      0.36%        7.75% to  17.37% (a)
           1998............   0.95% to 1.20%   1,104,160   11.57 to 11.93       12,791,973      1.13%       13.93% to  19.28% (b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income          Total
                                  Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2002 ...........   0.95% to 2.25%  14,362,198    8.84 to 13.65      183,719,797      0.39%      -17.61% to -16.11%
           2001 ...........   0.95% to 2.25%  10,642,272   10.68 to 16.30      162,769,286      0.49%       -3.99% to  -2.25%
           2000 ...........   0.95% to 1.90%   5,685,234   12.94 to 16.70       88,889,726      0.70%       10.70% to  14.12% (a)
           1999 ...........   0.95% to 1.65%   1,114,320   13.05 to 14.65       14,741,417      0.24%       18.93% to  19.77%
           1998 ...........   0.95% to 1.15%     663,438   10.91 to 12.25        7,244,061      1.09%        9.64% to  22.54% (b)

     Gartmore GVIT Emerging Markets Fund - Class I
           2002 ...........   0.95% to 2.05%     515,037    5.71 to  6.85        3,389,175      0.22%      -17.20% to -16.04%
           2001 ...........   0.95% to 1.85%     688,788    6.90 to  8.16        5,327,512      0.47%       -7.52% to  -6.09%
           2000 ...........   0.95% to 1.40%      12,616    7.47 to  8.69          104,867      0.00%      -13.29% to -13.08% (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
           2002 ...........   0.95% to 2.25%   1,318,331    7.45 to  7.52        9,892,328      0.36%      -25.50% to -24.76% (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
           2002 ...........   0.95% to 2.20%  13,477,703    8.90 to 10.49      137,551,122      8.60%        0.65% to   2.24%
           2001 ...........   0.95% to 2.20%   9,462,395    8.82 to 10.26       95,231,351     10.09%        1.53% to   3.22%
           2000 ...........   0.95% to 1.80%   5,607,801    8.71 to  9.94       55,267,328     10.25%       -9.92% to  -8.24% (b)
           1999 ...........   0.95% to 1.65%   4,575,210   10.48 to 10.94       49,937,862      9.38%        1.49% to   2.21%
           1998 ...........   0.95% to 1.25%   2,804,269   10.34 to 10.70       29,999,539      7.60%        3.39% to   5.59% (a)(b)

     Gartmore GVIT Global Financial Services Fund - Class III
           2002 ...........   0.95% to 2.00%     268,594    8.71 to  8.84        2,369,793      0.15%      -12.86% to -11.58% (a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class III
           2002 ...........   0.95% to 2.60%     966,515    8.33 to  8.47        8,156,119      0.00%      -16.73% to -15.34% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 ...........   0.95% to 2.20%   1,513,650    1.88 to  2.35        3,100,271      0.66%      -44.20% to -43.33%
           2001 ...........   0.95% to 2.20%   2,521,408    3.35 to  4.19        9,096,947      0.00%      -44.30% to -43.27%
           2000 ...........   0.95% to 1.70%     873,079    5.99 to  7.45        5,540,292      0.00%      -40.14% to -39.96% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class III
           2002 ...........   0.95% to 2.20%     511,430    7.07 to  7.14        3,648,433      0.40%      -29.32% to -28.56% (a)(b)

     Gartmore GVIT Global Utilities Fund - Class III
           2002 ...........   0.95% to 2.05%      97,862    7.84 to  7.96          775,686      1.27%      -21.58% to -20.43% (a)(b)

     Gartmore GVIT Government Bond Fund - Class I
           2002 ...........   0.95% to 2.25%  77,981,271   11.77 to 13.78    1,011,348,469      4.58%        8.08% to   9.93%
           2001 ...........   0.95% to 2.25%  51,441,846   10.89 to 12.53      614,717,734      5.32%        4.45% to   6.23%
           2000 ...........   0.95% to 1.80%  30,078,962   10.46 to 11.80      345,720,403      5.66%       10.52% to  11.49% (b)
           1999 ...........   0.95% to 1.75%  23,054,707    9.45 to 10.58      241,727,766      5.89%       -3.96% to  -2.68% (b)
           1998 ...........   0.95% to 1.30%  12,410,861    9.85 to 10.94      135,739,659      5.86%       -1.48% to   7.87% (a)(b)

     Gartmore GVIT Government Bond Fund - Class II
           2002 ...........   1.50% to 2.60%     945,128   10.66 to 10.74       10,126,255      2.83%        6.58% to   7.38% (a)(b)

     Gartmore GVIT Growth Fund - Class I
           2002 ...........   0.95% to 2.05%  16,188,470    3.42 to  5.05       79,642,219      0.00%      -30.60% to -29.40%
           2001 ...........   0.95% to 1.90%  19,812,385    4.93 to  7.15      138,671,512      0.00%      -30.07% to -28.82%
           2000 ...........   0.95% to 1.90%  23,423,007    7.00 to 10.05      232,073,777      0.19%      -27.85% to -25.96% (b)
           1999 ...........   0.95% to 1.80%  24,935,324    9.70 to 13.81      341,934,234      0.70%       -2.99% to   3.29% (a)
           1998 ...........   0.95% to 1.35%  14,630,148   12.39 to 13.37      195,527,482      0.76%       23.91% to  28.73% (a)

     Gartmore GVIT ID Aggressive Fund
           2002 ...........   0.95% to 2.60%   1,544,512    8.10 to  8.26       12,699,362      1.09%      -19.92% to -17.42% (a)(b)

     Gartmore GVIT ID Conservative Fund
           2002 ...........   0.95% to 2.60%   6,278,984    9.80 to  9.96       62,335,100      2.54%       -1.97% to  -0.39% (a)(b)

     Gartmore GVIT ID Moderate Fund
           2002 ...........   0.95% to 2.60%  13,348,727    8.91 to  9.06      120,505,145      1.68%      -11.18% to  -9.41% (a)(b)

                                 Contract                                                     Investment
                                 Expense                         Unit           Contract       Income          Total
                                  Rate*          Units        Fair Value     Owners' Equity    Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Gartmore GVIT ID Moderately Aggressive Fund
           2002 ...........   0.95% to 2.60%    5,730,817    8.45 to  8.61      49,131,920      1.32%      -16.08% to -13.89% (a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
           2002 ...........   0.95% to 2.60%    7,262,378    9.40 to  9.56      69,158,135      2.11%       -5.96% to  -4.43% (a)(b)

     Gartmore GVIT International Growth Fund - Class I
           2002 ...........   0.95% to 1.85%      227,163    4.43 to  4.90       1,078,351      0.00%      -25.80% to -24.83%
           2001 ...........   0.95% to 1.90%      250,125    5.97 to  6.52       1,585,220      0.25%      -30.28% to -29.33%
           2000 ...........   0.95% to 1.45%       43,902    8.58 to  9.23         403,432      0.00%       -7.93% to  -7.71% (a)(b)

     Gartmore GVIT International Growth Fund - Class III
           2002 ...........   0.95% to 2.05%      195,852    7.72 to  7.79       1,521,407      0.00%      -22.76% to -22.14% (a)(b)

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2002 ...........   0.95% to 2.20%   14,568,854    7.44 to  8.86     126,552,438      2.20%      -14.67% to -13.15%
           2001 ...........   0.95% to 2.20%   13,426,670    8.68 to 10.20     135,233,293      2.33%       -5.92% to  -4.59%
           2000 ...........   0.95% to 1.80%    9,840,209    9.27 to 10.69     104,552,157      2.82%       -2.31% to  -1.29% (a)
           1999 ...........   0.95% to 1.70%    6,828,549    9.48 to 10.83      73,894,923      3.74%       -5.19% to  -0.09% (a)
           1998 ...........   0.95% to 1.30%    3,613,586   10.68 to 10.84      39,173,072      3.41%        6.76% to   7.73% (a)(b)

     Gartmore GVIT MAS Multi Sector Bond Fund - Class I
           2002 ...........   0.95% to 2.60%   13,884,968   10.89 to 11.96     163,062,295      5.45%        4.42% to   6.19%
           2001 ...........   0.95% to 2.20%   11,028,888   10.39 to 11.29     122,424,789      5.69%        1.81% to   3.19%
           2000 ...........   0.95% to 1.80%    8,741,582   10.27 to 10.97      94,348,851      6.46%        3.82% to   4.96% (b)
           1999 ...........   0.95% to 1.65%    5,745,756   10.22 to 10.51      59,321,062      6.46%       -0.12% to   0.59%
           1998 ...........   0.95% to 1.30%    3,410,265   10.24 to 10.48      34,953,837      6.42%        1.52% to   4.75% (b)

     Gartmore GVIT Money Market Fund - Class I
           2002 ...........   0.95% to 2.60%   98,379,110   10.27 to 11.79   1,120,076,990      1.18%       -1.31% to   0.25%
           2001 ...........   0.95% to 2.25%  117,529,505   10.50 to 11.76   1,332,823,895      3.10%        1.13% to   2.61%
           2000 ...........   0.95% to 1.90%   72,240,743   10.61 to 12.52     808,084,077      5.12%        3.68% to   5.02%
           1999 ...........   0.95% to 1.75%   38,120,178   10.21 to 12.90     411,669,605      4.64%        2.06% to   3.85% (a)(b)
           1998 ...........   0.95% to 1.35%   18,220,141   10.09 to 10.50     191,311,361      5.42%        0.89% to   4.27% (a)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 ...........        1.25%              355        8.38                2,975      0.54%      -16.18%            (a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
           2002 ...........   0.95% to 2.20%      675,300    9.03 to  9.16       6,165,014      1.34%       -9.72% to  -8.43% (a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2002 ...........   0.95% to 1.80%    1,421,331    6.29 to  9.39      10,832,478      0.03%      -26.99% to -26.07%
           2001 ...........   0.95% to 1.80%    1,814,381    8.58 to 12.72      18,783,461      0.48%       -5.30% to  -4.18%
           2000 ...........   0.95% to 1.80%    2,045,136    9.03 to 13.29      22,067,980      1.00%        5.68% to   7.80% (b)
           1999 ...........   0.95% to 1.80%    1,453,492    8.54 to 12.49      14,280,867      0.82%      -14.58% to  -3.99% (a)
           1998 ...........   0.95% to 1.30%    1,348,528   10.08 to 13.03      13,606,736      0.91%       -0.66% to  30.29% (b)

     Gartmore GVIT Small Cap Growth Fund - Class I
           2002 ...........   0.95% to 2.25%    7,239,678    4.39 to  9.87      70,683,692      0.00%      -35.14% to -33.92%
           2001 ...........   0.95% to 2.20%    7,019,483   14.37 to 14.94     104,113,801      0.00%      -13.15% to -11.69%
           2000 ...........   0.95% to 2.00%    4,035,275   16.55 to 16.92      68,033,571      0.00%      -22.63% to -16.96% (a)
           1999 ...........   0.95% to 1.70%      599,267   20.27 to 20.37      12,202,524      0.00%      102.71% to 103.72% (a)(b)
        Initial Funding Deposit
           2000 ...........        0.00%          100,000       17.19            1,718,630      0.00%      -16.17%
           1999 ...........        0.00%          100,000       20.50            2,050,126      0.00%      103.72%            (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
           2002 ...........   1.50% to 2.60%       62,244    7.13 to  7.18         446,027      0.00%      -28.70% to -28.16% (a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
           2002 ...........   0.95% to 2.40%   20,923,018    9.81 to 16.47     287,510,313      0.01%      -29.29% to -27.86%
           2001 ...........   0.95% to 2.25%   20,396,752   13.77 to 22.87     383,267,849      0.04%       24.96% to  27.05%
           2000 ...........   0.95% to 1.90%    9,836,911   12.77 to 18.03     139,794,131      0.00%        9.21% to  10.86%
           1999 ...........   0.95% to 1.70%    5,606,042   11.70 to 16.39      68,966,902      0.00%       16.97% to  26.62% (a)
           1998 ...........   0.95% to 1.25%    3,150,457    9.42 to 12.96      29,728,543      0.00%       -4.08% to  29.64% (b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                         Unit          Contract         Income         Total
                                  Rate*         Units         Fair Value     Owners'Equity      Ratio**       Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Gartmore GVIT Small Cap Value Fund - Class II
           2002 ...........   1.50% to 2.60%      91,515     7.05 to  7.11        648,541       0.00%      -29.47% to -28.93% (a)(b)

     Gartmore GVIT Small Company Fund - Class I
           2002 ...........   0.95% to 2.25%  17,985,000     7.39 to 14.03    220,913,252       0.00%      -19.60% to -18.11%
           2001 ...........   0.95% to 2.25%  17,761,358     9.15 to 17.16    264,333,775       0.11%       -9.27% to  -7.60%
           2000 ...........   0.95% to 1.90%  14,358,242    14.75 to 18.60    227,088,913       0.03%        0.42% to   7.87% (a)
           1999 ...........   0.95% to 1.80%   7,226,899    13.69 to 17.27    102,053,313       0.00%       41.15% to  42.65% (a)
           1998 ...........   0.95% to 1.30%   4,472,890     9.61 to 12.12     43,011,423       0.00%       -0.05% to  21.23% (b)

     Gartmore GVIT Small Company Fund - Class II
           2002 ...........   1.50% to 2.60%     153,778     7.76 to  7.82      1,199,574       0.00%      -22.38% to -21.79% (a)(b)

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
           2002 ...........   0.95% to 2.25%   8,014,482     3.21 to  8.32     62,837,582       0.00%      -38.83% to -37.61%
           2001 ...........   0.95% to 2.05%   9,802,628     8.27 to 13.35    123,698,577       0.00%      -32.22% to -30.98%
           2000 ...........   0.95% to 2.00%   9,594,512    12.15 to 19.37    175,055,203       0.00%      -23.46% to -16.18% (a)
           1999 ...........   0.95% to 1.70%   4,077,933    14.66 to 23.15     87,324,703       0.00%       46.58% to  83.00% (a)
           1998 ...........   0.95% to 1.30%     754,465    11.57 to 12.67      8,737,476       0.00%       13.39% to  26.69% (b)

     Gartmore GVIT Total Return Fund - Class I
           2002 ...........   0.95% to 2.25%  43,675,677     6.55 to  8.80    380,932,564       0.85%      -19.47% to -18.14%
           2001 ...........   0.95% to 2.25%  48,260,088     8.11 to 10.75    515,465,142       0.75%      -14.10% to -12.66%
           2000 ...........   0.95% to 1.80%  45,824,390     9.46 to 12.30    562,349,517       0.65%       -3.87% to  -0.48% (b)
           1999 ...........   0.95% to 1.80%  40,239,355     9.85 to 12.69    510,269,500       0.66%       -1.55% to   5.93% (a)
           1998 ...........   0.95% to 1.35%  23,870,942    11.96 to 11.99    285,881,294       1.17%       16.84% to  19.93% (b)

     Gartmore GVIT Total Return Fund - Class II
           2002 ...........   1.50% to 2.60%      95,189     8.01 to  8.07        767,177       0.76%      -19.88% to -19.27% (a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
           2002 ...........   0.95% to 1.90%     750,449     1.94 to  2.16      1,580,486       0.00%      -44.37% to -43.40%
           2001 ...........   0.95% to 1.90%   1,938,798     3.49 to  3.82      7,191,214       0.00%      -40.83% to -39.61%
           2000 ...........   0.95% to 1.50%     302,210     5.91 to  6.33      1,883,451       0.00%      -36.87% to -36.70% (a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class III
           2002 ...........   0.95% to 1.90%     131,153     7.43 to  7.51        982,915       0.00%      -25.70% to -24.94% (a)(b)

     Gartmore GVIT U.S. Growth Leaders Fund - Class III
           2002 ...........   0.95% to 2.60%     525,137     7.40 to  7.51      3,932,114       0.00%      -26.04% to -24.87% (a)(b)

     Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 ...........   0.95% to 2.20%   3,092,482     5.54 to  7.63     22,647,345       1.21%      -27.44% to -26.10%
           2001 ...........   0.95% to 2.20%   3,514,002     7.59 to 10.34     35,384,282       1.76%      -20.84% to -19.59%
           2000 ...........   0.95% to 1.90%   3,553,915     9.62 to 12.87     44,601,063       0.91%      -13.89% to -11.79% (b)
           1999 ...........   0.95% to 1.55%   2,562,069    14.25 to 14.85     37,100,378       0.33%       21.02% to  21.76%
           1998 ...........   0.95% to 1.25%   1,260,860    11.75 to 12.21     15,026,672       1.83%       17.45% to  22.12% (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 ...........   0.95% to 2.25%  38,006,657     5.06 to  8.02    228,220,423       0.30%      -18.27% to -16.73%
           2001 ...........   0.95% to 2.20%  45,531,568     6.17 to  9.68    331,633,875       0.87%      -23.91% to -22.58%
           2000 ...........   0.95% to 2.00%  40,005,824     8.10 to 12.59    378,790,232       1.40%      -19.43% to -18.36% (a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
           2002 ...........   0.95% to 2.25%   1,620,570     7.03 to  7.11     11,490,667       0.00%      -29.66% to -28.90% (a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
           2002 ...........   0.95% to 2.20%  24,072,809     2.25 to  2.37     56,417,204       0.00%      -42.53% to -41.49%
           2001 ...........   0.95% to 2.20%  37,284,126     3.91 to  4.05    149,944,155       0.59%      -39.16% to -37.92%
           2000 ...........   0.95% to 2.00%  34,729,247     6.43 to  6.52    226,058,716       1.21%      -35.68% to -34.75% (a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
           2002 ...........   0.95% to 2.20%   3,951,071     7.67 to  7.76     30,585,952       0.39%      -23.27% to -22.41% (a)(b)

                                 Contract                                                     Investment
                                  Expense                        Unit           Contract        Income           Total
                                   Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Janus AS - International Growth Portfolio - Service Shares
           2002 ...........   0.95% to 2.25%   22,978,097    4.40 to  7.95    123,326,217        0.59%     -27.71% to -26.46%
           2001 ...........   0.95% to 2.25%   33,201,893    6.06 to 10.88    243,618,255        0.69%     -25.52% to -24.16%
           2000 ...........   0.95% to 2.00%   29,890,055    8.13 to 14.44    290,088,960        7.16%     -19.01% to -17.99% (a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
           2002 ...........   1.50% to 2.60%      187,101    7.04 to  7.10      1,324,318        0.00%     -29.57% to -29.04% (a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
           2002 ...........   1.50% to 2.50%       55,031    7.42 to  7.47        409,770        0.00%     -25.83% to -25.32% (a)(b)

     MFS(R) VIT - Value Series - Service Class
           2002 ...........   1.50% to 2.60%      126,768    8.25 to  8.32      1,052,083        0.00%     -17.45% to -16.83% (a)(b)

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2002 ...........   1.50% to 2.60%       33,884    9.75 to  9.82        331,753        0.00%      -2.53% to  -1.80% (a)(b)

     Neuberger Berman AMT - Focus Portfolio - S Class Shares
           2002 ...........   1.50% to 2.60%       10,974   10.80 to 10.88        118,987        0.00%       7.98% to   8.80% (a)(b)

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2002 ...........   0.95% to 2.25%    8,581,564    6.81 to 11.10     89,348,086        0.74%     -28.20% to -27.15%
           2001 ...........   0.95% to 2.25%    8,329,535    9.47 to 15.24    120,350,763        0.40%      -3.80% to  -2.45%
           2000 ...........   0.95% to 1.80%    5,437,338    9.89 to 15.62     82,601,518        0.48%      -0.68% to   1.70% (b)
           1999 ...........   0.95% to 1.70%    4,217,877    9.97 to 15.60     64,797,337        0.28%      -0.31% to  13.84% (a)
           1998 ...........   0.95% to 1.20%    2,362,938   12.31 to 13.70     32,358,201        0.01%      23.08% to  30.42% (a)

     Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
           2002 ...........   0.95% to 2.25%   13,997,826    4.21 to 11.78    147,934,257        0.00%     -31.31% to -30.01%
           2001 ...........   0.95% to 2.25%   16,244,793    6.09 to 16.84    248,709,387        0.00%     -26.64% to -25.37%
           2000 ...........   0.95% to 2.00%   13,579,156   13.50 to 22.56    285,075,146        0.00%     -17.27% to  -8.34% (a)
           1999 ...........   0.95% to 1.70%    4,329,553   15.26 to 24.61    104,083,996        0.00%      51.35% to  52.64% (b)
           1998 ...........   0.95% to 1.20%    1,757,463   13.70 to 16.14     28,359,138        0.02%      37.03% to  40.78% (a)(b)

     Neuberger Berman AMT - Partners Portfolio(R)
           2002 ...........   0.95% to 2.20%    9,838,338    6.58 to  9.04     81,171,261        0.59%     -25.98% to -24.86%
           2001 ...........   0.95% to 2.20%   10,900,243    8.87 to 12.05    119,317,746        0.37%      -5.14% to  -3.76%
           2000 ...........   0.95% to 1.90%   10,654,857    9.41 to 12.54    120,163,492        0.74%      -1.00% to   1.08% (b)
           1999 ...........   0.95% to 1.70%   11,409,549    9.50 to 12.59    127,598,105        1.12%      -4.95% to   6.35% (a)
           1998 ...........   0.95% to 1.30%   10,417,953   10.45 to 11.86    108,935,534        0.18%       3.11% to  18.58% (b)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 ...........   0.95% to 2.25%   18,771,046    6.60 to 10.21    168,831,018        0.68%     -29.85% to -28.48%
           2001 ...........   0.95% to 2.20%   22,119,714    9.35 to 14.29    277,146,600        0.94%     -33.27% to -31.93%
           2000 ...........   0.95% to 1.95%   22,357,402   14.00 to 21.03    407,410,310        0.00%     -23.80% to -12.08% (a)
           1999 ...........   0.95% to 1.75%    7,360,964   16.07 to 23.95    147,333,356        0.00%      60.65% to  81.86% (a)
           1998 ...........   0.95% to 1.30%    2,580,872   10.60 to 13.19     27,386,709        0.07%      11.18% to  31.92% (b)

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 ...........   0.95% to 2.25%   34,239,324    5.94 to 11.45    366,481,742        0.60%     -28.93% to -27.55%
           2001 ...........   0.95% to 2.25%   33,328,767    8.31 to 15.83    493,623,497        0.59%     -15.02% to -13.41%
           2000 ...........   0.95% to 1.95%   25,624,577   12.49 to 18.31    437,642,495        0.10%      -2.74% to  -1.17% (a)
           1999 ...........   0.95% to 1.80%   10,136,550   12.75 to 18.56    172,841,600        0.18%      27.51% to  40.31% (a)
           1998 ...........   0.95% to 1.30%    3,425,711   12.06 to 13.24     41,340,619        0.18%      22.70% to  32.45% (b)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
           2002 ...........   1.50% to 2.60%      357,291    7.79 to  7.85      2,797,449        0.00%     -22.12% to -21.53% (a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
           2002 ...........   0.95% to 2.40%   26,384,682    6.19 to 10.02    185,709,706        0.48%     -24.41% to -22.88%
           2001 ...........   0.95% to 2.25%   15,482,090    8.13 to 13.06    144,367,444        0.48%     -14.49% to -12.88%
           2000 ...........   0.95% to 1.80%    4,293,663    9.48 to 15.07     46,647,108        0.00%      -5.30% to  -4.62% (a)(b)

     Oppenheimer Global Securities Fund/VA - Service Class
           2002 ...........   1.50% to 2.60%      458,129    7.64 to  7.69      3,515,564        0.00%     -23.65% to -23.07% (a)(b)

                                                                    (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                        Unit           Contract        Income           Total
                                 *Rate*         Units         Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002............   0.95% to 2.25%  35,365,474     6.25 to  9.56    311,700,007        0.76%     -21.00% to -19.57%
           2001............   0.95% to 2.25%  35,201,321     7.87 to 11.91    385,779,153        0.52%     -12.45% to -11.02%
           2000............   0.95% to 2.00%  27,040,315     9.64 to 13.40    330,463,265        0.28%     -10.51% to  -9.61% (a)(b)
           1999............   0.95% to 1.80%  10,862,731    10.78 to 14.85    141,609,841        0.27%       7.77% to  20.55% (a)
           1998............   0.95% to 1.30%   4,853,931    10.63 to 12.34     51,643,553        0.06%       3.60% to  23.41% (b)

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
           2002............   1.50% to 2.60%     337,974     7.98 to  8.04      2,713,291        0.00%     -20.16% to -19.56% (a)(b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
           2002............   1.50% to 2.60%      88,463    10.20 to 10.27        906,399        0.00%       1.97% to   2.73% (a)(b)

     Strong Opportunity Fund II, Inc.
           2002............   0.95% to 2.25%  21,318,993     6.56 to  8.50    151,933,095        0.45%     -28.86% to -27.51%
           2001............   0.95% to 2.25%  16,359,581     9.16 to 11.78    163,544,166        0.67%     -6.18%  to  -4.62%
           2000............   0.95% to 1.75%   3,695,486     9.74 to 12.38     39,322,799        0.00%     -2.63%  to  -1.85% (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
           2002............   0.95% to 2.20%   4,715,758     6.11 to 13.42     38,558,378        0.22%      -5.21% to  -3.82%
           2001............   0.95% to 2.20%   5,140,281     6.36 to 13.97     43,776,940        0.00%      -4.43% to  -2.75%
           2000............   0.95% to 1.95%   3,907,642     6.55 to 14.39     32,283,680        0.00%     -43.76% to -42.42% (a)
           1999............   0.95% to 1.70%   2,765,675    11.38 to 25.03     34,675,770        0.00%      55.97% to  98.38%
           1998............   0.95% to 1.20%     822,344     5.74 to 12.63      4,734,741        0.38%     -34.82% to  26.34% (b)

     Van Eck WIT - Worldwide Hard Assets Fund
           2002............   0.95% to 2.20%   2,012,923     6.90 to 11.83     17,167,415        0.68%      -5.33% to  -3.76%
           2001............   0.95% to 1.90%   1,232,877     7.17 to 12.32     11,026,142        0.98%     -12.52% to -11.30%
           2000............   0.95% to 1.85%   1,025,479     8.09 to 13.92      9,748,397        0.88%       7.96% to  10.35% (a)
           1999............   0.95% to 1.70%     823,965     7.34 to 12.65      6,781,017        0.74%      -0.13% to  19.85% (a)
           1998............   0.95% to 1.10%     333,288     6.13 to  9.92      2,047,556        0.22%     -31.69% to  -0.81% (b)

     Van Kampen LIT - Comstock Portfolio - Class II
           2002............   1.50% to 2.60%     573,556     7.99 to  8.05      4,601,870        0.00%     -20.15% to -19.55% (a)(b)

     Van Kampen LIT - Emerging Growth Portfolio-Class II
           2002............   1.50% to 2.60%     124,303     7.21 to  7.26        900,847        0.00%     -27.90% to -27.36% (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2002............   0.95% to 2.25%   2,957,540    12.27 to 18.89     45,084,271        9.57%       6.64% to   8.18%
           2001............   0.95% to 2.20%   1,489,717    11.36 to 17.49     20,064,521        9.54%       7.59% to   9.05%
           2000............   0.95% to 1.80%   1,404,273    10.42 to 16.06     17,291,284       14.68%       9.39% to  10.33%
           1999............   0.95% to 1.65%     665,923     9.46 to 14.58      6,712,494       15.87%      27.24% to  28.15%
           1998............   0.95% to 1.25%     439,303     7.39 to 11.40      3,251,340       22.48%     -29.13% to  14.00% (b)

     Van Kampen UIF - Mid Cap Growth Portfolio
           2002............   0.95% to 2.20%   2,485,863     3.98 to  5.95     11,023,512        0.00%     -32.82% to -31.81%
           2001............   0.95% to 2.20%   2,212,771     5.92 to  8.78     15,015,187        0.00%     -31.07% to -29.99%
           2000............   0.95% to 1.80%     829,289     8.59 to 12.63      7,776,467        0.00%     -14.31% to -13.66% (a)(b)

     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2002............   0.95% to 2.60%  12,444,223    11.69 to 13.80    156,001,009        3.80%      -3.58% to  -1.73%
           2001............   0.95% to 2.25%   7,976,411    11.90 to 14.08    101,307,071        4.43%       6.99% to   8.79%
           2000............   0.95% to 1.85%   5,684,629    10.95 to 12.97     65,598,414       30.00%       3.80% to  23.30% (a)(b)
           1999............   0.95% to 1.75%   2,410,127     8.64 to 10.25     21,151,808        6.01%      -9.90% to  -4.29% (a)
           1998............   0.95% to 1.20%   1,990,026     9.04 to 10.74     18,011,189        0.11%     -12.55% to   7.41% (b)

     Victory VIF - Diversified Stock Fund Class A Shares
           2002............   0.95% to 1.70%   1,999,385     7.12 to  7.47     14,643,829        0.57%     -25.15% to -24.17%
           2001............   0.95% to 1.85%   1,904,812     9.47 to  9.85     18,485,547        0.45%      -2.00% to  -0.64%
           2000............   0.95% to 1.70%   1,212,730     9.69 to  9.91     11,900,334        0.88%      -2.76% to  -0.86% (b)
           1999............   1.20% to 1.65%     300,753    10.04 to 10.06      3,025,490        0.69%       0.37% to   0.60% (a)(b)

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income           Total
                                  Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
        Initial Funding by Depositor
           2002 ...........       0.00%          100,000          7.68            768,437        0.57%          -23.00%
           2001 ...........       0.00%          100,000         10.04          1,003,746        0.45%            0.32%
           2000 ...........       0.00%          100,000         10.01          1,000,543        0.88%           -1.14%
           1999 ...........       0.00%          100,000         10.12          1,012,089        0.69%            1.21%

     Victory VIF - Investment Quality Bond Fund Class A   Shares
           2002 ...........   1.20% to 1.65%      76,741    12.17 to 12.36        948,193        3.93%       7.40% to   7.89%
           2001 ...........   1.20% to 1.65%      99,584    11.33 to 11.46      1,140,757        4.71%       4.72% to   5.20%
           2000 ...........   1.20% to 1.65%     105,233    10.82 to 10.89      1,146,117        6.15%       9.20% to   9.70%
           1999 ...........   1.20% to 1.65%      73,535     9.91 to  9.93        730,246        3.59%      -0.91% to  -0.69%(a)(b)
        Initial Funding by Depositor
           2002 ...........       0.00%          100,000         12.94          1,293,627        3.98%            9.00%
           2001 ...........       0.00%          100,000         11.85          1,184,653        4.71%            6.49%
           2000 ...........       0.00%          100,000         11.12          1,112,472        6.15%           11.02%
           1999 ...........       0.00%          100,000         10.02          1,002,086        3.59%           -0.21%

     Victory VIF - Small Company Opportunity Fund Class A Shares
           2002 ...........   0.95% to 1.65%     146,933     9.79 to 10.27      1,487,367        0.26%      -7.10% to  -6.05%
           2001 ...........   0.95% to 1.70%     141,148    10.45 to 10.96      1,534,718        0.26%      -8.22% to  -7.11%
           2000 ...........   0.95% to 1.70%      95,770    11.28 to 11.83      1,128,678        0.55%      11.96% to  19.53%
           1999 ...........   1.20% to 1.65%      37,943     9.87 to  9.90        375,489        0.95%      -1.26% to  -1.03%(a)(b)
        Initial Funding by Depositor
           2002 ...........       0.00%          100,000         10.71          1,071,462        0.26%           -5.00%
           2001 ...........       0.00%          100,000         11.30          1,129,641        0.26%           -6.21%
           2000 ...........       0.00%          100,000         12.04          1,204,437        0.55%           20.97%
           1999 ...........       0.00%          100,000          9.96            995,651        0.95%           -0.43%

     W & R Target Funds - Asset Strategy Portfolio
           2002 ...........   0.95% to 2.25%   8,461,395     9.00 to  9.47     79,519,856        2.02%       0.75% to   2.30%
           2001 ...........   0.95% to 2.10%   4,760,507     8.93 to  9.26     43,898,837        4.60%     -12.00% to -10.33%(b)
           2000 ...........   0.95% to 1.40%       1,854    10.38 to 10.38         19,241        0.00%       3.75% to   3.79%(a)(b)

     W & R Target Funds - Balanced Portfolio
           2002 ...........   0.95% to 2.25%   6,794,609     8.29 to  8.65     58,373,099        2.08%     -10.59% to  -9.28%
           2001 ...........   0.95% to 2.10%   4,847,216     9.28 to  9.54     46,069,854        4.84%      -8.17% to  -6.84%
           2000 ...........       0.95%              476             10.24          4,873        0.00%            2.37%      (a)(b)

     W & R Target Funds - Bond Portfolio
           2002 ...........   0.95% to 2.25%   8,643,298    11.06 to 11.75    100,850,579        5.30%        6.34% to  7.94%
           2001 ...........   0.95% to 2.10%   5,069,211    10.40 to 10.89     54,987,972        9.19%        3.96% to  6.45%(a)
           2000 ...........       0.95%            1,184         10.23             12,107        0.00%            2.25%      (a)(b)

     W & R Target Funds - Core Equity Portfolio
           2002 ...........   0.95% to 2.25%  28,039,884     6.48 to  6.69    185,915,974        0.59%     -23.62% to -22.38%
           2001 ...........   0.95% to 2.10%  21,221,006     8.48 to  8.61    182,011,050        0.45%     -16.96% to -14.59%(b)
           2000 ...........   0.95% to 1.40%       1,978    10.21 to 10.22         20,210        0.00%       2.14% to   2.18%(a)(b)

     W & R Target Funds - Growth Portfolio
           2002 ...........   0.95% to 2.25%  27,861,661     6.49 to  6.71    185,008,498        0.01%     -23.28% to -22.05%
           2001 ...........   0.95% to 2.10%  20,170,887     8.45 to  8.71    172,511,745        1.74%     -16.41% to -12.95%(b)
           2000 ...........   0.95% to 1.40%       1,408    10.12 to 10.12         14,250        0.00%       1.17% to   1.21%(a)(b)

     W & R Target Funds - High Income Portfolio
           2002 ...........   0.95% to 2.25%   4,689,184    10.21 to 10.57     49,233,726        9.88%      -4.28% to  -2.95%
           2001 ...........   0.95% to 2.10%   2,785,585    10.68 to 10.90     30,247,046       18.27%       6.74% to   8.14%

     W & R Target Funds - International Portfolio
           2002 ...........   0.95% to 2.25%   5,665,413     6.10 to  6.34     35,568,274        0.51%     -20.07% to -18.93%
           2001 ...........   0.95% to 1.95%   3,898,537     7.70 to  7.82     30,328,901        8.48%     -24.04% to -22.98%
           2000 ...........       0.95%              258         10.15              2,618        0.00%            1.47%      (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                        Unit           Contract          Income          Total
                                  Rate*          Units       Fair Value     Owners' Equity      Ratio**        Return***
                              -------------   ----------   --------------   ---------------   ----------   -----------------
     W & R Target Funds - Limited-Term Bond Portfolio
           2002............   0.95% to 2.25%   1,955,961   10.95 to 11.46        22,241,784      3.73%       3.03% to   4.43%
           2001............   0.95% to 1.85%     484,968   10.82 to 10.97         5,299,679      7.25%       6.78% to   8.17%

     W & R Target Funds - Money Market Portfolio
           2002............   0.95% to 2.10%   3,366,596   10.03 to 10.32        34,463,317      1.10%      -1.18% to   0.18%
           2001............   0.95% to 1.85%   3,142,411   10.16 to 10.30        32,231,631      2.99%       1.27% to   2.60%

     W & R Target Funds - Science & Technology Portfolio
           2002............   0.95% to 2.25%   8,398,696    6.18 to  6.77        53,064,578      0.00%     -25.91% to -24.71%
           2001............   0.95% to 2.10%   5,720,321    8.33 to  9.09        48,199,948      1.00%     -14.06% to  -9.07% (a)(b)
           2000............   0.95% to 1.40%         607    9.70 to  9.70             5,888      0.00%      -3.03% to  -3.00% (b)

     W & R Target Funds - Small Cap Portfolio
           2002............   0.95% to 2.25%  11,801,501    7.36 to  7.70        88,746,066      0.00%     -23.76% to -22.53%
           2001............   0.95% to 2.10%   7,778,767    9.64 to 10.04        75,839,555      0.00%      -4.27% to   0.42% (b)
           2000............       0.95%              265       10.08                  2,671      0.00%            0.79%       (a)(b)

     W & R Target Funds - Value Portfolio
           2002............   0.95% to 2.25%   6,694,479    8.56 to  8.77        58,308,075      0.96%     -14.77% to -13.53%
           2001............   0.95% to 2.10%   3,616,179   10.04 to 10.14        36,567,886      0.77%       0.42% to   1.38% (a)(b)
                                                                            ---------------

     2002 Reserves for annuity contracts in payout phase: ...............         23,780,019
                                                                             ---------------
     2002 Contract owners' equity .......................................    $11,867,051,526
                                                                             ===============

     2001 Reserves for annuity contracts in payout phase: ...............         16,381,840
                                                                             ---------------
     2001 Contract owners' equity .......................................    $12,948,274,792
                                                                             ===============

     2000 Reserves for annuity contracts in payout phase: ...............          6,547,280
                                                                             ---------------
     2000 Contract owners' equity .......................................    $10,938,492,289
                                                                             ===============

     1999 Reserves for annuity contracts in payout phase: ...............             17,086
                                                                             ---------------
     1999 Contract owners' equity .......................................    $ 6,530,166,060
                                                                             ===============

     1998 Contract owners' equity .......................................    $ 2,588,796,935
                                                                             ===============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units. As described in note 2, contract owners may select the EV option. The actual maximum contract expense rate may be up to 0.45% higher than the maximum percentage disclosed due to the EV option.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (collectively the "Company") as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 30, 2003

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2002               2001
============================================================================================================================

ASSETS:
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $23,134.3 in 2002; $17,961.6 in 2001)                  $ 24,169.0          $ 18,370.8
    Equity securities (cost $85.1 in 2002; $83.0 in 2001)                                        84.3                94.0
  Mortgage loans on real estate, net                                                          7,923.2             7,113.1
  Real estate, net                                                                              116.6               172.0
  Policy loans                                                                                  629.2               591.1
  Other long-term investments                                                                   137.5               125.0
  Short-term investments, including amounts managed by a related party                        1,210.3             1,011.3
----------------------------------------------------------------------------------------------------------------------------
                                                                                             34,270.1            27,477.3
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                              0.9                22.6
Accrued investment income                                                                       328.7               306.7
Deferred policy acquisition costs                                                             2,971.1             3,189.0
Other assets                                                                                  1,243.6               646.0
Assets held in separate accounts                                                             47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                          $ 31,679.8          $ 25,216.0
Short-term debt                                                                                   -                 100.0
Long-term debt, payable to Nationwide Financial Services, Inc.                                  600.0               300.0
Other liabilities                                                                             2,985.8             2,307.9
Liabilities related to separate accounts                                                     47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             82,473.8            87,436.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 11, 16 and 17)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 shares;
    3.8 shares issued and outstanding                                                             3.8                 3.8
  Additional paid-in capital                                                                    171.1               646.1
  Retained earnings                                                                           2,979.6             2,863.1
  Accumulated other comprehensive income                                                        394.3               204.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,548.8             3,717.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2002            2001           2000
===========================================================================================================================
REVENUES:
  Policy charges                                                              $    973.8       $ 1,017.3      $ 1,091.4
  Life insurance premiums                                                          259.9             251.1          240.0
  Net investment income                                                          1,838.5         1,724.7        1,653.9
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                           (107.6)          (62.7)         (19.4)
      Related parties                                                               23.2            44.4            -
  Other                                                                              8.8             8.2           11.1
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,996.6         2,983.0        2,977.0
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
  Interest credited to policyholder account values                               1,241.2         1,238.7        1,182.4
  Other benefits and claims                                                        326.0           280.3          241.6
  Policyholder dividends on participating policies                                  45.2            41.7           44.5
  Amortization of deferred policy acquisition costs                                670.1           347.9          352.1
  Interest expense on debt, primarily with a related party                          36.0             6.2            1.3
  Other operating expenses                                                         508.6           439.3          472.0
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,827.1         2,354.1        2,293.9
---------------------------------------------------------------------------------------------------------------------------

    Income from continuing operations before federal income taxes and
    cumulative effect of adoption of accounting principles                         169.5           628.9          683.1
Federal income tax expense                                                           8.7           161.2          207.3
---------------------------------------------------------------------------------------------------------------------------
    Income from continuing operations before cumulative effect of adoption of
    accounting principles                                                          160.8           467.7          475.8
Income (loss) from discontinued operations, net of tax                               0.7             1.2           (0.5)
Cumulative effect of adoption of accounting principles, net of tax                   -              (7.1)           -
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                $    161.5      $    461.8     $    475.3
===========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2002, 2001 and 2000
                                  (in millions)

                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================

Balance as of December 31, 1999                  $ 3.8       $ 766.1      $ 2,011.0         $ (15.9)        $ 2,765.0

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -               (50.0)         -               (50.0)
                                                                                                          ---------------
-----------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                  $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            461.8             -               461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -              98.2              98.2
    Cumulative effect of adoption of
      accounting principles, net of tax            -             -              -              (1.4)             (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                           -             -              -              (8.8)             (8.8)
                                                                                                          ---------------
  Total comprehensive income                                                                                    549.8
                                                                                                          ---------------
Dividends to shareholder                           -             -               (35.0)         -               (35.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                  $ 3.8      $  646.1      $ 2,863.1        $  204.7         $ 3,717.7
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            161.5             -               161.5
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             178.6             178.6
    Accumulated net gains on cash flow
      hedges, net of tax                           -             -              -              11.0              11.0
                                                                                                          ---------------
  Total comprehensive income                                                                                    351.1
                                                                                                          ---------------
Returns of capital to shareholder                  -          (475.0)           -               -              (475.0)
Dividends to shareholder                           -             -               (45.0)         -               (45.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                  $ 3.8      $  171.1      $ 2,979.6        $  394.3         $ 3,548.8
=========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows
                                  (in millions)

                                                                                                Years ended December 31,
                                                                                     ----------------------------------------------
                                                                                          2002            2001           2000
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                          $    161.5     $      461.8   $      475.3
  Adjustments to reconcile net income to net cash provided by operating activities:
      (Income) loss from discontinued operations                                            (0.7)           (1.2)           0.5
      Interest credited to policyholder account values                                   1,241.2         1,238.7        1,182.4
      Capitalization of deferred policy acquisition costs                                 (648.2)         (743.0)        (778.9)
      Amortization of deferred policy acquisition costs                                    670.1           347.9          352.1
      Amortization and depreciation                                                         (0.7)          (31.5)         (12.7)
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                                107.6            62.7           19.4
          Related parties                                                                  (23.2)          (44.4)           -
     Cumulative effect of adoption of accounting principles                                  -              10.9            -
      Increase in accrued investment income                                                (22.0)          (55.3)         (12.8)
     (Increase) decrease in other assets                                                  (606.1)         (271.8)         (95.7)
      Increase (decrease) in policy liabilities                                             36.2            33.0           (0.3)
      Increase in other liabilities                                                        426.9           302.8          234.2
      Other, net                                                                            33.0             8.3           22.3
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by continuing operations                                       1,375.6         1,318.9        1,385.8
        Net cash provided by (used in) discontinued operations                               0.7             1.7           (1.7)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                        1,376.3         1,320.6        1,384.1
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                3,887.7         3,933.9        2,988.7
  Proceeds from sale of securities available-for-sale                                    1,534.9           497.2          582.1
  Proceeds from repayments of mortgage loans on real estate                              1,009.0         1,204.4          911.7
  Proceeds from sale of real estate                                                         56.8            29.1           18.7
  Proceeds from sale of limited partnership to related party                                54.5           158.9            -
  Proceeds from repayments of policy loans and sale of other invested assets                58.3            68.9           79.3
  Cost of securities available-for-sale acquired                                        (9,874.5)       (7,123.6)      (3,475.5)
  Cost of mortgage loans on real estate acquired                                        (1,810.2)       (2,123.1)      (1,318.0)
  Cost of real estate acquired                                                              (2.0)           (0.4)          (7.1)
  Short-term investments, net                                                             (193.1)         (568.7)         (26.5)
  Disposal of subsidiary, net of cash                                                      (20.0)            -              -
  Collateral received - securities lending, net                                            158.9           791.6            -
  Other, net                                                                              (303.8)         (192.2)        (182.3)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in continuing operations                                          (5,443.5)       (3,324.0)        (428.9)
        Net cash provided by discontinued operations                                         -               0.6           19.8
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                           (5,443.5)       (3,323.4)        (409.1)
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
  Net change in short-term debt                                                           (100.0)          (18.7)         118.7
  Net proceeds from issuance of long-term debt to Nationwide Financial Services, Inc.      300.0           300.0            -
  Capital returned to shareholder                                                         (475.0)            -           (120.0)
  Cash dividends paid to shareholder                                                       (35.0)          (35.0)        (100.0)
  Increase in investment and universal life insurance product account values             6,278.9         5,976.7        4,517.0
  Decrease in investment and universal life insurance product account values            (1,923.4)       (4,216.0)      (5,377.1)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing activities                              4,045.5         2,007.0         (961.4)
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                            (21.7)            4.2           13.6
Cash, beginning of year                                                                     22.6            18.4            4.8
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $    0.9     $        22.6  $        18.4
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

(1)       Organization and Description of Business

          Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc.
          (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions, Nationwide Provident agents and Nationwide agents.

          Wholly owned  subsidiaries of NLIC include Nationwide Life and Annuity
          Insurance   Company   (NLAIC)  and  Nationwide   Investment   Services
          Corporation.

(2)       Summary of Significant Accounting Policies

          The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S.
          (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 13.

          In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The most significant estimates include those used in determining deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

          (a)  Consolidation Policy

               The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a lower discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

          Mortgage  loans on real  estate are  carried  at the unpaid  principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the
          derivative  expires,  or  is  sold,   terminated  or  exercised,   the
          derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

          When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

          Prior to the January 1, 2001 adoption of SFAS 133, defined in note 2(k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheets, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC asset related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC on individual variable annuity business is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          For other investment products and universal life insurance products, DAC is unlocked each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value. The investment income and gains or losses of these accounts accrue directly to the contractholders. For certain contracts offered through separate accounts, the Company guarantees the contractholder a minimum return. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 15% in 2002 (17% in 2001 and 21% in 2000) of the Company's life insurance in-force, 59% of the number of life insurance policies in-force in 2002 (63% in 2001 and 66% in 2000), and 9% of life insurance statutory premiums in 2002 (9% in 2001 and 8% in 2000). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (i)  Federal Income Tax

          Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

          As a result of NFS' acquisition of Nationwide Life Insurance Company of America (NLICA) and subsidiaries on October 1, 2002, under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns; NLICA and its direct life insurance company subsidiaries will file a consolidated federal income tax return; and the direct non-life insurance companies under NLICA will file a consolidated federal income tax return, until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (k)  Recently Issued Accounting Pronouncements

          In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position and currently expects to adopt FIN 46 on July 1, 2003. See note 19 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transitional components of FIN 45 by the Company on December 15, 2002 resulted in the inclusion of transition disclosures in note 17. The adoption of the remaining components of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 14, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

     (m)  Reclassification

          Certain items in the 2001 and 2000 consolidated financial statements and related footnotes have been reclassified to conform to the 2002 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (3)  Investments

          The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 and 2001 were:

                                                                                   Gross         Gross
                                                                  Amortized      unrealized    unrealized     Estimated
         (in millions)                                               cost          gains         losses       fair value
         ==================================================================================================================

         December 31, 2002:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   64.4        $  0.3    $
                                                                        774.3                                       838.4
             Obligations of states and political subdivisions            20.8          1.1           -               21.9
             Debt securities issued by foreign governments               39.3          2.7           -               42.0
             Corporate securities                                    14,143.5        934.5         116.6         14,961.4
             Mortgage-backed   securities   -  U.S.   Government      3,808.9        157.3         154.8          3,811.4
              backed
             Asset-backed securities                                  4,347.5        146.5           0.1          4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     23,134.3      1,306.5         271.8         24,169.0
           Equity securities                                             85.1          7.1           7.9             84.3
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 23,219.4    $ 1,313.6       $ 279.7       $ 24,253.3
         ==================================================================================================================

         December 31, 2001:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   23.1     $     0.5    $
                                                                        263.2                                       285.8
             Obligations of states and political subdivisions             7.6          0.3           -                7.9
             Debt securities issued by foreign governments               41.8          2.6           -               44.4
             Corporate securities                                    11,769.8        470.6         176.5         12,063.9
             Mortgage-backed securities - U.S. Government backed      2,012.3         67.8           3.7          2,076.4
             Asset-backed securities                                  3,866.9         76.7          51.2          3,892.4
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     17,961.6        641.1         231.9         18,370.8
           Equity securities                                             83.0         11.0           -               94.0
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 18,044.6      $ 652.1       $ 231.9       $ 18,464.8
         ==================================================================================================================


          As of December 31, 2002, the Company had unrealized losses on fixed maturity securities available-for-sale of $271.8 million, including $7.3 million related to securities that had a fair value that was less than 80% of amortized cost as of December 31, 2002 and 2001. As part of the Company's normal assessment of other-than-temporary impairments of investments, as described in note 2(b), each of these securities were evaluated and no further impairments were deemed necessary as of December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              Amortized       Estimated
         (in millions)                                                                          cost          fair value
         ==================================================================================================================
         Fixed maturity securities available for sale:
            Due in one year or less                                                          $    1,100.2     $       965.0
            Due after one year through five years                                                 6,769.6           7,155.4
            Due after five years through ten years                                                5,107.7           5,553.1
            Due after ten years                                                                   2,000.4           2,190.2
         ------------------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------------------
                 Subtotal                                                                        14,977.9          15,863.7
             Mortgage-backed securities - U.S. Government backed                                  3,808.9           3,811.4
             Asset-backed securities                                                              4,347.5           4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total                                                                        $  23,134.3       $  24,169.0
         ==================================================================================================================

          The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

         (in millions)                                                                           2002            2001
         ==================================================================================================================
         Unrealized gains, before adjustments and taxes                                         $ 1,033.9         $ 420.2
         Adjustment to deferred policy acquisition costs                                           (300.6)          (94.9)
         Adjustment to future policy benefits and claims                                           (133.2)         -
         Deferred federal income tax                                                               (210.0)         (113.9)
         ------------------------------------------------------------------------------------------------------------------
                  Net unrealized gains                                                          $   390.1         $ 211.4
         ==================================================================================================================

          An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

         (in millions)                                                          2002              2001            2000
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                            $ 625.5           $ 212.0         $ 280.5
           Equity securities                                                      (11.8)              5.5            (2.5)
         ------------------------------------------------------------------------------------------------------------------
                  Net change                                                    $ 613.7           $ 217.5         $ 278.0
         ==================================================================================================================

          Proceeds from the sale of securities available-for-sale during 2002, 2001 and 2000 were $1.53 billion, $497.8 million and $602.0 million, respectively. During 2002, gross gains of $42.0 million ($31.3 million and $12.4 million in 2001 and 2000, respectively) and gross losses of $16.6 million ($10.1 million and $15.4 million in 2001 and 2000, respectively) were realized on those sales.

          The Company had $28.0 million and $25.2 million of real estate investments as of December 31, 2002 and 2001, respectively, that were non-income producing the preceding twelve months.

          Real estate is presented at cost less accumulated depreciation of $18.6 million as of December 31, 2002 ($22.0 million as of December 31, 2001). The carrying value of real estate held for disposal totaled $46.0 million and $33.4 million as of December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The recorded investment of mortgage loans on real estate considered to be impaired was $27.4 million as of December 31, 2002 ($29.9 million as of December 31, 2001), which includes $10.9 million ($5.3 million as of December 31, 2001) of impaired mortgage loans on real estate for which the related valuation allowance was $2.5 million ($1.0 million as of December 31, 2001) and $16.5 million ($24.6 million as of December 31, 2001) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2002, the average recorded investment in impaired mortgage loans on real estate was $5.5 million ($7.9 million in 2001) and interest income recognized on those loans totaled $0.1 million in 2002 ($0.4 million in 2001) which is equal to interest income recognized using a cash-basis method of income recognition.

          Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Allowance, beginning of year                                           $ 42.9           $ 45.3          $ 44.4
           Additions (reductions) charged (credited) to operations                 1.5             (1.2)            4.1
           Direct write-downs charged against the allowance                       (1.0)            (1.2)           (3.2)
           Allowance on acquired mortgage loans                                    -                -               -
         -------------------------------------------------------------------------------------------------------------------
              Allowance, end of year                                            $ 43.4           $ 42.9          $ 45.3
         ===================================================================================================================

          An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
           Securities available-for-sale:
             Fixed maturity securities                                          $ 1,332.5        $ 1,181.1      $ 1,095.5
             Equity securities                                                        1.9              1.8            2.6
           Mortgage loans on real estate                                            563.8            527.9          494.5
           Real estate                                                               26.8             33.1           32.2
           Short-term investments                                                    12.6             28.0           26.0
           Derivatives                                                              (79.6)           (19.7)           3.9
           Other                                                                     31.0             20.9           49.3
         -------------------------------------------------------------------------------------------------------------------
               Gross investment income                                            1,889.0          1,773.1        1,704.0
         Less investment expenses                                                    50.5             48.4           50.1
         -------------------------------------------------------------------------------------------------------------------
               Net investment income                                            $ 1,838.5        $ 1,724.7      $ 1,653.9
         ===================================================================================================================

          An analysis of net realized losses on investments, hedging instruments and hedged items from continuing operations, by source follows for the years ended December 31:

          (in millions)                                                                 2002          2001          2000
          ===================================================================================================================
          UNRELATED PARTIES:
              Realized gains on sales, net of hedging losses:
                 Fixed maturity securities, available-for-sale                        $    42.0    $     30.1     $     7.4
                 Hedging losses on fixed maturity sales                                   (41.1)         (1.5)          -
                 Equity securities, available-for-sale                                      -             1.2           5.0
                 Real estate                                                               14.0           3.3           3.5
                 Mortgage loans on real estate                                              3.2          11.2           0.2
                 Mortgage loan hedging losses                                              (1.2)         (8.1)          -
                 Other                                                                      0.1           1.2           1.8
          -------------------------------------------------------------------------------------------------------------------
                     Total realized gains on sales - unrelated parties                     17.0          37.4          17.9
          -------------------------------------------------------------------------------------------------------------------

              Realized losses on sales, net of hedging gains:
                 Fixed maturity securities, available-for-sale                            (15.7)         (9.3)        (15.1)
                 Hedging gains on fixed maturity sales                                     10.7           0.1           -
                 Equity securities, available-for-sale                                     (0.9)         (0.8)         (0.3)
                 Real estate                                                               (3.0)         (1.4)         (0.9)
                 Mortgage loans on real estate                                             (3.3)         (0.6)         (2.6)
                 Mortgage loans hedging gains                                               0.9           -             -
                 Other                                                                     (1.0)         (7.7)         (0.3)
          -------------------------------------------------------------------------------------------------------------------
                     Total realized losses on sales - unrelated parties                   (12.3)        (19.7)        (19.2)
          -------------------------------------------------------------------------------------------------------------------

              Derivatives, excluding hedging gains and losses on sales                      8.0           0.2          (2.7)

              Other-than-temporary impairments:
                 Fixed maturity securities, available-for-sale                           (111.6)        (66.1)        (10.5)
                 Equity securities, available-for-sale                                      -           (13.8)          -
                 Real estate                                                               (2.4)          -            (3.3)
                 Mortgage loans on real estate                                             (6.3)         (0.7)         (1.6)
          -------------------------------------------------------------------------------------------------------------------
                       Total other-than-temporary impairments                            (120.3)        (80.6)        (15.4)
          -------------------------------------------------------------------------------------------------------------------

          Total - unrelated parties                                                      (107.6)        (62.7)        (19.4)

           Related parties - gain on sale of limited partnership                           23.2          44.4           -
          -------------------------------------------------------------------------------------------------------------------
               Net realized losses on investments, hedging instruments and hedged
                 items                                                                $   (84.4)    $   (18.3)     $  (19.4)
          ===================================================================================================================

          Fixed maturity securities with an amortized cost of $7.3 million as of December 31, 2002 and $6.6 million as of December 31, 2001 were on deposit with various regulatory agencies as required by law.

          As of  December  31,  2002 and  2001 the  Company  had  pledged  fixed maturity securities with a fair value of $152.4 million and $112.3 million, respectively, as collateral to various derivative counterparties.

          As of December 31, 2002 and 2001 the Company held collateral of $413.1 million and $18.0 million, respectively, on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          As of December 31, 2002 and 2001, the Company had loaned securities with a fair value of $950.5 million and $775.5 million, respectively. As of December 31, 2002 and 2001 the Company held collateral of $974.5 million and $791.6 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

     (4)  Deferred Policy Acquisition Costs

          As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

          Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity - $213.4 million, Institutional Products - $7.8 million and Life Insurance - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

     (5)  Short-term Debt

          NLIC has established a $500 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had no commercial paper outstanding as of December 31, 2002 and $100.0 million outstanding, at an average effective rate of 1.90%, as of December 31, 2001. See also note 15.

          The Company paid interest on short-term debt totaling $0.7 million, $5.3 million and $1.3 million in 2002, 2001 and 2000, respectively, including 0.5 million to NFS in 2002.

     (6)  Long-term Debt, payable to Nationwide Financial Services, Inc.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio.

          The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002, none in 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (7)  Derivative Financial Instruments

          QUALITATIVE DISCLOSURE

          Interest Rate Risk Management

          The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

          Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

          Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

          As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

          With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

          Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

          In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

          The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce fluctuations in variable rate income on the investments, thereby creating fixed rate investments.

          Foreign Currency Risk Management

          In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

          For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

          The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

          Non-Hedging Derivatives

          From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

          The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns, to replicate a higher yielding bond. The credit default swaps do not receive hedge accounting treatment.

          QUANTITATIVE DISCLOSURE

          Fair Value Hedges

          During the years ended December 31, 2002 and 2001, gains of $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

          Cash Flow Hedges

          For the year ended December 31, 2002, the ineffective portion of cash flow hedges was a gain of $1.8 million, and was immaterial in 2001. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

          The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

          As of December 31, 2002, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. During 2002 and 2001, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

          Other Derivative Instruments, Including Embedded Derivatives

          Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2002 and 2001 include a loss of $2.2 million and $1.6 million, respectively, related to other derivative instruments, including embedded derivatives. For the years ended December 31, 2002 and 2001, a gain of $120.4 million and a loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $119.6 million and a gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The notional amount of derivative financial instruments outstanding as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                                2002         2001
         ===================================================================================================================
          Interest rate swaps:
            Pay fixed/receive variable rate swaps hedging investments                            $   2,206.5  $  1,952.3
            Pay variable/receive fixed rate swaps hedging investments                                  229.7       698.4
            Pay variable/receive variable rate swaps hedging investments                               221.0       197.8
            Other contracts hedging investments                                                        690.8        523.0

         Cross currency interest rate swaps:
             Hedging foreign currency denominated investments                                          111.0        56.1
             Hedging foreign currency denominated liabilities                                        3,963.6     2,500.4
         Interest rate futures contracts                                                             4,250.9     6,019.4
         -------------------------------------------------------------------------------------------------------------------
               Total                                                                             $  11,673.5  $ 11,947.4
         ===================================================================================================================


     (8)  Federal Income Tax

          Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, inlcuding the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. Also, see note 2(i) for a discussion of changes related to the Company's federal income tax consolidation group.

          The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                              2002          2001
         ===================================================================================================================
         Deferred tax assets:
           Equity securities                                                                      $    -     $       6.5
           Mortgage loans on real estate and real estate                                               -             7.5
           Future policy benefits                                                                    102.0           8.2
           Liabilities in separate accounts                                                          447.6         482.5
           Derivatives                                                                               118.6          93.0
           Other                                                                                      40.1          81.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax assets                                                               708.3         679.5
           Less valuation allowance                                                                   (7.0)         (7.0)
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                                 701.3         672.5
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                                 402.2         173.0
           Equity securities and other investments                                                    37.4          31.7
           Deferred policy acquisition costs                                                         762.0         861.3
           Derivatives                                                                                78.4          91.5
           Deferred tax on realized investment gains                                                   -            26.1
           Other                                                                                      50.5          68.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax liabilities                                                        1,330.5       1,252.4
         -------------------------------------------------------------------------------------------------------------------
                Net deferred tax liability                                                       $   629.2     $   579.9
         ===================================================================================================================

          In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company's current federal income tax liability was $176.4 million and $186.2 million as of December 31, 2002 and 2001, respectively.

          Federal  income tax expense  attributable  to income  from  continuing
          operations   before   cumulative  effect  of  adoption  of  accounting
          principles for the years ended December 31 was as follows:


         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
         Current                                                                  $  63.7         $   32.2       $   77.6
         Deferred                                                                   (55.0)           129.0          129.7
         -------------------------------------------------------------------------------------------------------------------
            Federal income tax expense                                           $    8.7          $ 161.2        $ 207.3
         ===================================================================================================================

          The customary relationship between federal income tax (benefit) expense and pre-tax (loss) income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) compared to the level of pre-tax earnings.

          Total federal income tax expense for the years ended December 31, 2002, 2001 and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                             2002                     2001                    2000
                                                     ----------------------   ----------------------  ----------------------
         (in millions)                                  Amount        %          Amount        %         Amount        %
         ===================================================================================================================
         Computed (expected) tax expense                  $59.3      35.0         $220.1      35.0        $239.1      35.0
         Tax exempt interest and dividends
           received deduction                             (38.9)    (22.9)         (48.8)     (7.7)        (24.7)     (3.6)
         Income tax credits                               (12.7)     (7.5)         (11.5)     (1.8)         (8.0)     (1.2)
         Other, net                                         1.0       0.5            1.4       0.1           0.9       0.1
         -------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)         $  8.7       5.1         $161.2      25.6        $207.3      30.3
         ===================================================================================================================

          Total federal income tax paid (refunded) was $71.0 million, $(45.4) million and $74.6 million during the years ended December 31, 2002, 2001 and 2000, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return, as described in note 2(i).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (9)  Comprehensive Income

          Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Unrealized gains on securities available-for-sale arising
            during the period:
            Gross                                                              $  527.5         $  164.0        $  264.5
            Adjustment to deferred policy acquisition costs                      (205.7)           (71.7)          (74.0)
            Adjustment to future policy benefits and claims                      (133.2)             -               -
            Related federal income tax expense                                    (66.0)           (32.3)          (66.7)
         -------------------------------------------------------------------------------------------------------------------
               Net unrealized gains                                               122.6             60.0           123.8
         -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net losses on
            securities available-for-sale realized during the period:
            Gross                                                                  86.2             58.7            13.5
            Related federal income tax benefit                                    (30.2)           (20.5)           (4.7)
         -------------------------------------------------------------------------------------------------------------------
               Net reclassification adjustment                                     56.0             38.2             8.8
         -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income on securities available-for-sale              178.6             98.2           132.6
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain (loss) on cash flow hedges:
            Gross                                                                  16.9            (13.5)            -
            Related federal income tax (expense) benefit                           (5.9)             4.7             -
         -------------------------------------------------------------------------------------------------------------------
              Other comprehensive income (loss) on cash flow hedges                11.0             (8.8)            -
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on transition adjustments:
               Transition adjustment - SFAS 133                                     -               (5.6)            -
               Transition adjustment - EITF 99-20                                   -                3.5             -
               Related federal income tax benefit                                   -                0.7             -
         -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on transition adjustments                 -               (1.4)            -
         -------------------------------------------------------------------------------------------------------------------
                Total other comprehensive income                              $   189.6         $   88.0         $ 132.6
         ===================================================================================================================

          Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2002 and 2001 and, therefore, are not reflected in the table above.

     (10) Fair Value of Financial Instruments

          The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

          Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

          The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

          In estimating its fair value disclosures, the Company used the following methods and assumptions:

               Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

               Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

               Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

               Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

               Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

               Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

               Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 11.

               Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

               Futures contracts: The fair value for futures contracts is based on quoted market prices.

          Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2002                             2001
                                                            -------------------------------  -------------------------------
                                                               Carrying       Estimated         Carrying       Estimated
         (in millions)                                          amount        fair value         amount        fair value
         ===================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 24,169.0      $ 24,169.0       $ 18,370.8      $ 18,370.8
               Equity securities                                    84.3            84.3             94.0            94.0
             Mortgage loans on real estate, net                  7,923.2         8,536.4          7,113.1         7,293.3
             Policy loans                                          629.2           629.2            591.1           591.1
             Short-term investments                              1,210.3         1,210.3          1,011.3         1,011.3
           Cash                                                      0.9             0.9             22.6            22.6
           Assets held in separate accounts                     47,208.2        47,208.2         59,513.0        59,513.0

         Liabilities:
           Investment contracts                                (25,276.3)      (23,634.1)       (19,549.5)      (18,421.0)
           Policy reserves on life insurance contracts          (6,403.5)       (6,479.6)        (5,666.5)       (5,524.4)
           Collateral received - securities lending and
               derivatives                                      (1,363.6)       (1,363.6)          (809.6)         (809.6)
           Short-term debt                                           -               -             (100.0)         (100.0)
           Long-term debt, payable to NFS                         (600.0)         (600.0)          (300.0)         (300.0)
           Liabilities related to separate accounts            (47,208.2)      (45,524.6)       (59,513.0)      (58,387.3)

         Derivative financial instruments:
           Interest rate swaps hedging assets                     (141.2)         (141.2)            (5.6)           (5.6)
           Cross currency interest rate swaps                      325.1           325.1            (66.0)          (66.0)
           Futures contracts                                       (45.7)          (45.7)           (33.0)          (33.0)
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (11) Risk Disclosures

          The following is a description of the most significant risks facing the Company and how it mitigates those risks:

          Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

          Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

          Commitments  to fund  fixed  rate  mortgage  loans on real  estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $252.5 million extending into 2003 were outstanding as of December 31, 2002. The Company also had $77.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2002.

          Notional  amounts  of  derivative  financial  instruments,   primarily
          interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2002, the Company's credit risk from these derivative financial instruments was $73.3 million, net of $387.1 million of cash collateral and $25.9 million in securities pledged as collateral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit (GMDB) claims, which may require the Company to accelerate the amortization of DAC.

          The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $6.55 billion before reinsurance and $2.96 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $13.7 million

          Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the
          U. S. As of December 31, 2002, the Company has a diversified portfolio with no more than 22% in any geographic area and no more than 1% with any one borrower. As of December 31, 2002, 33% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

          Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or
          geographic   area  in  which  business  is  conducted  that  makes  it
          vulnerable to an event which could cause a severe impact to the Company's financial position.

          Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 17, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

          Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $362.3 million as of December 31, 2002. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

          Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

     (12) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

          The Company is a participant, together with other affiliated companies except for Nationwide Provident, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

          Pension costs charged to operations by the Company during the years ended December 31, 2002, 2001 and 2000 were $10.0 million, $5.0 million and $1.9 million, respectively. The Company has recorded a pension liability of $0.5 million as of December 31, 2002 compared to a prepaid pension asset of $9.4 million as of December 31, 2001.

          In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

          The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

          The Company's accrued postretirement benefit expense as of December 31, 2002 and 2001 was $51.9 million and $53.8 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2002, 2001 and 2000 was $3.5 million, $2.9 million and $3.8 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2002 and 2001 follows:

                                                                         Pension Benefits         Postretirement Benefits
                                                                    --------------------------- ----------------------------
         (in millions)                                                  2002          2001           2002          2001
         ===================================================================================================================
         Change in benefit obligation:
             Benefit obligation at beginning of year                $   2,132.2    $  1,981.7    $     314.0   $
                                                                                                                     276.4
             Service cost                                                 103.3          89.3           13.2          12.6
             Interest cost                                                135.6         129.1           22.5          21.4
             Participant contributions                                      -             -              4.0           3.3
             Plan amendment                                               (11.5)         27.7         (117.7)          0.2
             Actuarial (gain) loss                                        (13.1)         (5.8)          54.0          20.2
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
             Impact of settlement/curtailment                             (12.7)          -              -             -
         -------------------------------------------------------------------------------------------------------------------
                Benefit obligation at end of year                       2,236.2       2,132.2          269.7         314.0
         ===================================================================================================================

         Change in plan assets:
             Fair value of plan assets at beginning of year             2,200.7       2,337.1          119.7         119.4
             Actual return on plan assets                                (142.4)        (46.6)         (12.7)         (0.2)
             Employer contribution                                          4.3           -             16.2          17.3
             Participant contributions                                      -             -              4.0           3.3
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
         -------------------------------------------------------------------------------------------------------------------
                Fair value of plan assets at end of year                1,965.0       2,200.7          106.9         119.7
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   (271.2)         68.5         (162.8)       (194.3)
         Unrecognized prior service cost                                   33.6          49.5         (116.9)          0.2
         Unrecognized net losses (gains)                                  225.9         (79.3)          71.9          (4.0)
         Unrecognized net (asset) obligation at transition                 (3.8)         (5.1)           0.1           0.8
         -------------------------------------------------------------------------------------------------------------------
                Prepaid (accrued) benefit cost, net                 $     (15.5)      $  33.6       $ (207.7)    $  (197.3)

         ===================================================================================================================

          Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase 3% per year. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

          Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

          Pension costs in 2002 and December 31, 2002 pension liabilities include curtailment charges and gains calculated for the disposal of a segment of participants. Settlement credits of $10.0 million were directly assigned to NMIC and no costs were assigned to the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ---------------------------   ---------------------------
                                                                       2002          2001            2002          2001
         ===================================================================================================================
         Weighted average discount rate                               6.00%         6.50%           6.60%         7.25%
         Rate of increase in future compensation levels               4.50%         4.75%             -             -
         Assumed health care cost trend rate:
               Initial rate                                             -             -             11.30%1       11.00%
               Ultimate rate                                            -             -              5.70%1        5.50%
               Declining period                                         -             -            11 Years       4 Years
         -------------------------------------------------------------------------------------------------------------------
         ----------
         1         The 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.39%.

          The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                            2002            2001            2000
         ===================================================================================================================
         Service cost (benefits earned during the period)                    $       103.3       $    89.3       $    81.4
         Interest cost on projected benefit obligation                                135.6          129.1           125.3
         Expected return on plan assets                                             (178.6)         (183.8)         (184.5)
         Recognized gains                                                                 -           (7.8)          (11.8)
         Amortization of prior service cost                                                            3.2             3.2
                                                                                   4.4
         Amortization of unrecognized transition asset                                                (1.3)           (1.3)
                                                                                  (1.3)
         -------------------------------------------------------------------------------------------------------------------
            Net periodic pension cost                                        $         63.4      $    28.7       $    12.3
         ===================================================================================================================

          A curtailment gain of $19.8 million was recognized in 2000 as the result of a former affiliate of NMIC ending its participation in the pension plan.

          Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                        2002          2001          2000
         ===================================================================================================================
         Weighted average discount rate                                                 6.50%         6.75%        7.00%
         Rate of increase in future compensation levels                                 4.75%         5.00%        5.25%
         Expected long-term rate of return on plan assets                               8.25%         8.00%        8.25%
         -------------------------------------------------------------------------------------------------------------------

          The plan's investment strategy was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

          The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                                  2002          2001          2000
         ====================================================================================================================
         Service cost (benefits attributed to employee service during the year)        $  13.2        $ 12.6        $ 12.2
         Interest cost on accumulated postretirement benefit obligation                   22.4          21.4          18.7
         Expected return on plan assets                                                   (9.2)         (9.6)         (7.9)
         Amortization of unrecognized transition obligation of affiliates                  0.6           0.6           0.6
         Net amortization and deferral                                                    (0.4)         (0.4)         (1.3)
         --------------------------------------------------------------------------------------------------------------------
             NPPBC                                                                     $  26.6        $ 24.6        $ 22.3
         ====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2002, 2001 and 2000 were as follows:

                                                                                        2002          2001          2000
         ====================================================================================================================
         Discount rate                                                                  7.25%         7.50%         7.80%
         Long-term rate of return on plan assets                                        7.75%         8.00%         8.30%
         Assumed health care cost trend rate:
            Initial rate                                                               11.30%        11.00%        13.00%
            Ultimate rate                                                               5.70%         5.50%         5.50%
            Declining period                                                          11 Years       4 Years       5 Years
         --------------------------------------------------------------------------------------------------------------------

          Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2002 and on the NPPBC for the year ended December 31, 2002 was not calculated.

          The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to this plan totaled $5.7 million, $5.6 million and $4.4 million for 2002, 2001 and 2000, respectively, including amounts related to discontinued operations that are immaterial.

     (13) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

          The statutory capital and surplus of NLIC as of December 31, 2002 and 2001 was $1.61 billion and $1.76 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2002, 2001 and 2000 was $92.5 million, $83.1 million and $158.7 million, respectively.

          The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

          The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2002 no dividends could be paid by NLIC without prior approval.

          In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

          The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (14) Related Party Transactions

          During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

          NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.50 billion and $4.68 billion as of December 31, 2002 and 2001, respectively. Total revenues from these contracts were $143.3 million, $150.7 million and $156.8 million for the years ended December 31, 2002, 2001 and 2000, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $114.8 million, $122.5 million and $135.8 million for the years ended December 31, 2002, 2001 and 2000, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

          As discussed in more detail in note 2(i), through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC and beginning October 1, 2002, will file a consolidated federal income tax return with NLICA. Total payments to (from) NMIC were $71.0 million, $(45.4) million and $74.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2002, 2001 and 2000 were $325.0 million, $200.7 million and $170.1 million, respectively, while benefits, claims and expenses ceded were $328.4 million, $210.1 million and $171.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2002, 2001 and 2000, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $135.6 million, $139.8 million and $150.3 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

          Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.9 million, $26.4 million and $31.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2002, 2001 and 2000, the Company made lease payments to NMIC and its subsidiaries of $20.2 million, $18.7 million and $14.1 million, respectively.

          The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2002 and 2001, the Company had no borrowings from affiliated entities under such agreements. During 2002 and 2001, the most the Company had outstanding at any given time was $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.3 million and $0.2 million for 2002 and 2001, respectively. Transactions under the agreements during 2000 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

          The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $87.0 million and $54.8 million as of December 31, 2002 and 2001, respectively,  and  are  included  in  short-term  investments  on the
          accompanying   consolidated  balance  sheets.  For  the  years  ending
          December 31, 2002, 2001 and 2000, the Company paid NCMC fees and expenses totaling $0.3 million, $0.4 million and $0.3 million, respectively.

          Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2002 were $50.3 million, $52.9 million and $65.0 million, respectively.

          Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2002, total GGI funds in the Company's products were $12.21 billion. For the year ended December 31, 2002, GGI paid the Company $38.8 million for the distribution and servicing of these funds.

          During 2002, NLIC paid a dividend of $35.0 million and dividends in the form of return of capital of $475.0 million to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002 and none in 2001. In addition, the Company made interest payments on unsecured notes to NFS totaling $0.5 million in 2002.

     (15) Bank Lines of Credit

          The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700 million agreement and a 364 day $300 million agreement with a group of financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2002. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500 million commercial paper program. Therefore, availability under the aggregate $1 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC did not have any commercial paper outstanding as of December 31, 2002.

     (16) Contingencies

          On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint seeks to bring a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which plaintiff contends were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, the Company and the other named defendants filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, but granted Marcus Shore's request to withdraw as named plaintiff, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's and the other defendants' motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for the Company was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the court's orders (a) granting the defendants' motion for summary judgment; and (b) denying plaintiff's motion for leave to amend the complaint to add three new named plaintiffs. The Company's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. The Company intends to defend this lawsuit vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. Plaintiffs seek to represent a class of retirement plans that purchased variable annuities from NLIC to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA; that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the funds originally included in the plaintiff's annuities with "inferior" funds because the new funds purportedly paid higher fees to the Company. The amended complaint seeks disgorgement of the fees allegedly received by the Company and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. The Company is opposing that motion. The Company's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against the Company concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to the Company. The Company intends to defend this lawsuit vigorously.

          There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

     (17) Securitization Transactions

          During 2002, the Company sold credit enhanced equity interests in Tax Credit Funds to unrelated third parties for $125.3 million and recognized $6.8 million of income. The Company guaranteed cumulative after-tax yield to unrelated third party investors ranging from 5.15% to 5.25%. These guarantees are in effect for approximately 15 years. The Tax Credit Funds will provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by cash reserves established by the Company at the inception of the transactions.

          The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $368.7 million. The Company does not anticipate making any payments related to the guarantees.

          At the time of the sales, $4.9 million of net sale proceeds were set aside as reserves for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the reserve is released, and during 2002, $0.5 million of stabilization reserves were released into income.

          To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it can recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



     (18) Segment Information

          The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
          Individual Annuity, Institutional Products and Life Insurance. During the second quarter of 2002, the Company paid a dividend to NFS that resulted in the disposal of a portion of the business that had been reported in the Corporate segment (see note 14). As a result, this business has been reported as discontinued operations. Also, structured products transactions previously reported in the Corporate segment are now reported in the Institutional Products segment. Amounts reported for all periods have been revised to reflect these changes and to conform to the 2002 presentation.

          The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

          The Institutional Products segment is comprised of the Company's Private and Public Sector pension plans, medium-term note program and structured products transactions. The Private Sector includes the 401(k) business generated through fixed and variable annuities. The Public Sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

          The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

          In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2002, 2001 and 2000.

                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2002:
         Net investment income                   $   668.5    $      800.2      $    328.6     $      41.2    $   1,838.5
         Other operating revenue                     526.2           177.9           537.7             0.7        1,242.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,194.7           978.1           866.3            41.9        3,081.0
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           505.9           548.9           186.4             -          1,241.2
         Amortization of deferred policy
            acquisition costs                        528.2            53.7            88.2             -            670.1
         Interest expense on debt                      -               -               -              36.0           36.0
         Other benefits and expenses                 283.4           172.1           420.2             4.1          879.8
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses            1,317.5           774.7           694.8            40.1        2,827.1
         -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income taxes 1                  (122.8)          203.4           171.5             1.8          253.9
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (84.4)         (84.4)
         -------------------------------------------------------------------------------------------------------------------
         (Loss) income from continuing
            operations before federal income
            taxes and cumulative effect of
            adoption      of      accounting   $    (122.8)   $      203.4      $    171.5    $              $      169.5
         principles                                                                                  (82.6)
         ===================================================================================================================

         Assets as of year end                   $ 40,830.0     $ 30,440.7       $ 9,676.3       $ 5,075.6     $ 86,022.6
         ===================================================================================================================
         ---------
          1    Excludes net realized gains and losses on investments not related
               to   securitizations,   hedging  instruments  and  hedged  items,
               discontinued  operations  and  cumulative  effect of  adoption of accounting principles.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2001:
         Net investment income                $      534.7    $      847.5      $    323.3    $       19.2    $   1,724.7
         Other operating revenue                     556.0           209.4           511.5             1.6        1,278.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,090.7         1,056.9           834.8            20.8        3,003.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           433.2           627.8           177.7             -          1,238.7
         Amortization of deferred policy
            acquisition costs                        220.0            47.6            80.3             -            347.9
         Interest expense on debt                      -               -               -               6.2            6.2
         Other benefits and expenses                 206.1           170.2           387.1            (2.1)         761.3
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              859.3           845.6           645.1             4.1        2,354.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   231.4           211.3           189.7            16.7          649.1
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (20.2)         (20.2)
         -------------------------------------------------------------------------------------------------------------------
         Income (loss) from continuing
            operations before federal income
            taxes and cumulative effect of
           adoption      of       accounting  $      231.4    $      211.3      $    189.7    $       (3.5)     $
         principles                                                                                                 628.9
         ===================================================================================================================
                                                                                                          2
         Assets as of year end                  $ 43,885.4     $  34,130.1      $  9,129.0      $  4,010.1     $ 91,154.6
         ===================================================================================================================
         2000:
         Net investment income                $      482.0    $      827.4      $    289.2    $       55.3     $  1,653.9
         Other operating revenue                     625.9           251.6           462.1             2.9        1,342.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,107.9         1,079.0           751.3            58.2
                                                                                                                  2,996.4
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           396.4           628.8           157.2             -          1,182.4
         Amortization of deferred policy
            acquisition costs                        238.7            49.2            64.2             -            352.1
         Interest expense on debt                      -               -               -               1.3            1.3
         Other benefits and expenses                 192.1           181.0           368.8            16.2          758.1
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              827.2           859.0           590.2            17.5        2,293.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   280.7           220.0           161.1            40.7          702.5
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (19.4)         (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income from continuing operations
            before federal income taxes and
            cumulative effect of adoption of
            accounting principles             $      280.7    $      220.0     $     161.1    $       21.3   $      683.1
         ===================================================================================================================
                                                                                                          3
         Assets as of year end                  $ 45,422.5      $ 37,217.3      $  8,103.3      $  1,824.2    $ 92,567.3
         ===================================================================================================================

         ----------

          1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

          2    Includes  $24.8  million  of  assets   related  to   discontinued
               operations.

          3    Includes  $22.5  million  of  assets   related  to   discontinued
               operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

     (19) Variable Interest Entities

          As of December 31, 2002, the Company had investments of $71.0 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds and those that the Company has sold to others with a guarantee of the cumulative after-tax return, which are described in more detail in note 17, may be considered a VIE in accordance with FIN 46. See note 2(k). The Company's maximum exposure to loss as a result of its involvement in these VIEs is $439.6 million, which is comprised of the carrying value of the Tax Credit Funds held by the Company for its own use and the maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees.

     (20) Subsequent Event

          On February 13, 2003, NFS contributed as additional paid-in capital $200.0 million cash to NLIC for general corporate purposes.

PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:


                           Nationwide Variable Account-9:

                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2002.

                               Statements of Operations for the year ended
                               December 31, 2002.

                               Statements of Contract Owners' Equity for the years ended December 31, 2002 and 2001.

                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.

                               Consolidated Balance Sheets as of December
                               31, 2002 and 2001.

                               Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                         (2)   Not Applicable

                         (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Post-Effective Amendment No. 2 to registration statement (File No. 333-79327) and hereby incorporated by reference.

                         (4) The form of the variable annuity contract - Filed previously with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

                         (5) Variable Annuity Application - Filed previously with initial registration statement and hereby incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                         (7)   Not Applicable

                         (8)   Not Applicable

                         (9) Opinion of Counsel - Filed previously with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable


                         (13) Performance Advertising Calculation Schedule - Filed previously with Post-Effective Amendment No. 8 to registration statement (File No. 333-79327) and hereby incorporated by reference.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Arden L. Shisler, Director and Chairman of the Board
W.G. Jurgensen, Director, Chief Executive Officer
Joseph J. Gasper, Director, President and Chief Operating Officer
Patricia R. Hatler, Executive Vice President, General Counsel and Secretary Richard D. Headley, Executive Vice President
Terri L. Hill, Executive Vice President-Chief Administrative Officer
Michael C. Keller, Executive Vice President-Chief Information Officer
Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer
Robert A. Rosholt, Executive Vice President-Chief Financial and Investment
    Officer
David A. Diamond, Senior Vice President-Corporate Strategy
Dennis P. Drent, Senior Vice President-Internal Audits
Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
J. Lynn Greenstein, Senior Vice President-Product Management
Kelly A. Hamilton, Senior Vice President-Finance
David K. Hollingsworth, Senior Vice President-President-Nationwide Insurance
   Sales
David R. Jahn, Senior Vice President-Claims
Richard A. Karas, Senior Vice President-Sales-Financial Services
Gregory S. Lashutka, Senior Vice President-Corporate Relations
Gary D. McMahan, Senior Vice President
Brian W. Nocco, Senior Vice President and Treasurer
Mark D. Phelan, Senior Vice President-Technology and Operations
John S. Skubik, Senior Vice President-Consumer Finance
Katherine A. Stumph, Senior Vice President-Marketing, Strategy and Urban Market
    Operations
Mark R. Thresher, Senior Vice President-Chief Financial Officer
Richard M. Waggoner, Senior Vice President-Operations
Susan A. Wolken, Senior Vice President-Product Management and Nationwide
   Financial Marketing
James G. Brocksmith, Jr., Director
Henry S. Holloway, Director
James F. Patterson, Director
Gerald D. Prothro, Director
Joseph A. Alutto, Director
Donald L. McWhorter, Director
Alex Shumate, Director
Lydia M. Marshall, Director
David O. Miller, Director
Martha Miller de Lombera, Director


The business address of the Directors and Officers of the Depositor is:

One Nationwide Plaza
Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed


               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                          ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
---------------------------------------------------------------------------------- -------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc., a
                                                                                self-regulatory body empowered to regulate the
                                                                                over-the-counter securities business.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION      SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO InsuranceCompany                 Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company markets insurance products and conducts
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of CalFarm Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company assists agents and affiliated companies
                                                                                in account completion for marketing products of
                                                                                CalFarm Insurance Company. This agency assists other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The company is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau Federation.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  CLARIENT Life Insurance               Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management LLC           Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance. The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION      SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance Company     Iowa                                    The company provides property and casualty insurance
                                                                                primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors. The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England & Wales                         The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services,         Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company is engaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION      SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England & Wales                         Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC                Delaware                               The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company is dormant.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England & Wales                         The The company is engaged in investment holding and
                                                                                is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                          ORGANIZATION        SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of Nevada   Nevada                                  The company provides self-insurance administration,
                                                                                claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GSA MF LLC                            Delaware                                The company operates as a Commodities Pool Operator
                                                                                to several public commodity pool products.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            Effective October 1, 2002, this company became
  Company                                                                       inactive.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers' compensation, automobile
                                                                                injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION      SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Agency, Inc.             Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION      SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management Company    Ohio                                    The company buys and sells investment securities of
                                                                                a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda)Ltd.                                                                 variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The company contributes to non-profit activities and
                                                                                projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION      SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The company is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The company operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risks, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity           Ohio                                    The company engages in underwriting life
  Insurance Company                                                             insurance and granting, purchasing, and
                                                                                disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION      SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
   Company of America                                                           products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance Company,    Thailand                                The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life Insurance Company     Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
    Company                                                                     group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc. (fka Providentmutual
  Distributors, Inc.)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company (fka -Provident Mutual                                                subsidiaries.
  Holding Company)
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                          ORGANIZATION        SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The company is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                          ORGANIZATION        SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. zo.o          Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company,  FSB                                                This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
 NFS Distributors, Inc.                 Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
 NFSB Investments, Ltd.                 Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                          ORGANIZATION        SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.             Luxembourg                             The company acts primarily as a holding company for
  (fka NGH Luxembourg S.A.)                                                     the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                  Netherlands                            The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America (fka
                                                                                Provident Mutual Life Insurance).
------------------------------------------------------------------------------------------------------------------------------------
  Quick-Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                          ORGANIZATION        SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company..
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements.  As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients
  Services Corporation of                                                       and financial institutions on the development and
  Hawaii                                                                        implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the
                                                                                Titan, Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
  (dba Arlans Agency)                                                           sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               New Mexico                              The company is an insurance agency that operates as
  New Mexico, Inc.                                                              an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                          ORGANIZATION        SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service                Texas                                   The company acts as a holding company specifically
  Corporation                                                                   for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The Company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property
                                                                                and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grandfathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance           Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance             Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The company provides brokerage services for block
                                                                                mutual fund trading for both affiliated and
                                                                                non-affiliated investment advisors and perform block
                                                                                mutual fund trading directly with fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                          ORGANIZATION        SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The company underwrites excess and surplus lines of
  Company                                                                       property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (dba Titan            Florida                                 The company is an insurance agency and operates as
  Auto Insurance)                                                               an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently incactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates
  (dba Titan Auto Insurance of                                                  as an employee agent "storefront" for Titan
  Indiana)                                                                      Indemnity Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
------------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
------------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
------------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
------------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 928            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-24.78%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,208 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      June 30, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  61,142    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  3,012,575 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-27.8%                |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      June 30, 2003

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:   189,595 Shares |
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-100%                    |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |    NATIONWIDE MARTIMA VIDA e  |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock: 134,822,225      |
    |                               |   |   |------------  Shares           |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   CLARIENT LIFE INSURANCE     |
    |Common Stock:  1,300,000 Shares|   |___|                               |
    |------------                   |___|   |Common Stock: 65,000 Shares    |
    |                               |   |   |------------                   |
    |                               |   |   |                    Shares     |
    |LUX SA-100%                    |   |   |                    ------     |
    |LUF                            |   |   |LUX SA-100%         64,999     |
    ---------------------------------   |   |NGH                      1     |
                  |                     |   ---------------------------------
                  |                     |                   |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |___|                               |
    |                               |       |                               |
    |                               |       |       DANICA LIFE S. A        |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
       |___|------------                   |
       |   |                   Shares      |
       |   |                   ------      |
       |   |NGH                20,343,751  |
       |   |LUX SA             1           |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |
       |
       |   ---------------------------------
       |   |      NATIONWIDE GLOBAL        |
       |   |         JAPAN, INC.           |
       |___|                               |
       |   |Common Stock:        100 Shares|
       |   |------------                   |
       |   |                               |
       |   |NGH - 100%                     |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
           |        Liability Company      |
           |                               |
           |                               |
           |NGH-100%                       |
           ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line


                                        June 30, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


             __________________________________________________________________________________________________
             |                                  |                      |
   ---------------------------    ----------------------------------   |   -----------------------------
   |      TBG INSURANCE      |    |   NATIONWIDE LIFE INSURANCE    |   |   |    NATIONWIDE FINANCIAL   |
   |  SERVICES CORPORATION   |    |     COMPANY (NW LIFE)          |   |   |   SERVICES CAPITAL TRUST  |
   |          (TGB)          |    |                                |   |   |                           |
___|                         | ___| Common Stock: 3,814,779 Shares |   |___|Preferred Stock            |
|  |                         | |  | ------------                   |   |   |---------------            |
|  |                         | |  |                                |   |   |                           |
|  |                         | |  |                                |   |   |                           |
|  | NFS-63%                 | |  | NFS-100%                       |   |   | NFS-100%                  |
|  --------------------------- |  ----------------------------------   |   -----------------------------
|                              |                                       |
|                              |                                       |   -----------------------------
|  --------------------------- |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
|  |      TBG AVATION, LLC   | |  |      NATIONWIDE LIFE AND       |   |   |                           |
|  |                         | |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
|  |                         | |  |                                |   |   |                           |
|__|                         | |__| Common Stock: 66,000 Shares    |   |___|                           |
|  |                         | |  | ------------                   |       |                           |
|  |                         | |  |                                |       |                           |
|  |                         | |  | NW Life-100%                   |       | NFS-63%                   |
|  | TGB-100%                | |  ----------------------------------       -----------------------------
|  ---------------------------
|                              |  ----------------------------------
|  --------------------------- |  |      NATIONWIDE INVESTMENT     |
|  |   TBG DANCO INSURANCE   | |  |      SERVICES CORPORATION      |
|  |         COMPANY         | |  |                                |
|__|                         | |__| Common Stock: 5,000 Shares     |
|  |                         | |  | ------------                   |
|  |                         | |
|  |                         | |  |                                |
|  |                         | |  |                                |
|  | TGN-100%                | |  | NW Life-100%                   |
|  --------------------------- |  ----------------------------------
|                              |
|  --------------------------- |  ----------------------------------
|  |TGB FINANCIAL & INSURANCE| |  |      NATIONWIDE FINANCIAL      |
|__|   SERVICES CORPORATION  | |__|       ASSIGNMENT COMPANY       |
|  |                         | |  |                                |
|  |                         | |  | NW LIFE-100%                   |
|  |                         | |  ----------------------------------
|  |                         | |
|  |                         | |  ----------------------------------
|  | TGN-100%                | |  |          NATIONWIDE            |
|  --------------------------- |  |        PROPERTIES LTD.         |
|                              |  | Units:                         |
|  --------------------------- |__| -----                          |
|  |TGB FINANCIAL & INSURANCE| |  | NW LIFE-97.6%                  |
|  |   SERVICES CORPORATION  | |  | Casualty-2.4%                  |
|  |        OF HAWAII        | |  ----------------------------------
|__|                         | |
|  |                         | |  ----------------------------------
|  |                         | |  |    NATIONWIDE COMMUNITY        |
|  |                         | |  |   DEVELOPMENT CORP., LLC       |
|  | TGN-100%                | |  |                                |
|  --------------------------- |--| Units:                         |
|                              |  | -----                          |
|  --------------------------- |  | NW LIFE-67%                    |
|  |     WILLIAM J. LYNCH &  | |  | NW Indemnity-33%               |
|  |      ASSOCIATES, INC.   | |  ----------------------------------
|  |                         | |
|__|                         | |  ----------------------------------
   |                         | |  |     NATIONWIDE AFFORDABLE      |
   |                         | |  |         HOUSING, LLC           |
   |                         | |--|                                |
   | TGN-100%                |    | NW Life-45%                    |
   ---------------------------    | NW Indemnity-45%               |
                                  ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | ||| |                           |      |                              |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |
    --------------------------------- ||| -----------------------------      --------------------------------
                                      |||
    --------------------------------- ||| ------------------------------
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       June 30, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         June 30, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |     |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |     |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |     |                          |
|   --------------------------       --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       June 30, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------




          -------------------------------------
          |         GARTMORE SEPARATE         |
          |          ACCOUNTS, LLC            |
__________|                                   |
|         |                                   |
|         | GSA-60%                           |
|         -------------------------------------
|
|          -------------------------------------
|         |       GARTMORE GLOBAL ASSET       |
|         |          MANAGEMENT, INC.         |
|_________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |       --------------------------
          -------------------------------------      |      |     GARTMORE GLOBAL      |
          |             GARTMORE              |      |      |      VENTURES, INC.      |
          |      INVESTORS SERVICES, INC.     |      |      |           (GGV)          |
          |                                   |      |      |                          |
          | Common Stock: 5 Shares            |      |      |                          |
          | ------------                      |______|______|                          |
          |                                   |      |      | GGAM1 - 100%             |
          |                                   |      |       --------------------------
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          |         GGI MGT LLC               |      |      |           NEWHOUSE SPECIAL        |
          |          (GGIMGT)                 |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            June 30, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |       THI HOLDINGS DELAWARE, INC.      |
                                   |                 (THI)                  |
                                   |       Common Stock: 100 Shares         |
                                   |                                        |
                                   |Casualty - 100%                         |
                                   ------------------------------------------
                                                        |
                                                        |
                                                        |
                                                        |
                                                        |
                                                        |
                                                        |
                 _______________________________________|
                 |                                      |
-------------------------------------        -------------------------------------
|    TITAN INDEMNITY COMPANY        |        |   VICTORIA FINANCIAL CORPORATION  |
|           (Titan)                 |        |            (Victoria)             |
|Common Stock: 4,319,951 Shares     |      - |Common Stock: 1,000 Shares         |
|------------                       |      | |------------                       |
| THI-100%                          |      | |THI-100%                           |
-------------------------------------      | -------------------------------------
                 |                         |
 ------------------------------------      |  ------------------------------------
|     TITAN INSURANCE COMPANY       |      | |  VICTORIA FIRE & CASUALTY COMPANY |
|        (Titan Insurance)          |      |-|          (Victoria Fire)          |-|
|Common Stock: 1,000,000 Shares     |      | |Common Stock: 1,500 Shares         | |
|------------                       |      | |------------                       | |
| Titan-100%                        |      | |Victoria-100%                      | |
-------------------------------------      | ------------------------------------- |
                 |                         |                                       |
-------------------------------------      | ------------------------------------- |
|    TITAN AUTO AGENCY, INC. (MI)   |      | |  VICTORIA INSURANCE AGENCY, INC.  | |
|Common Stock: 1,000 Shares         |      | |Class B Common Stock: 497 Shares   | |
|------------                       |      | |Class A Common Stock: 3 Shares     | |
|                                   |      |-|------------                       | |
|                                   |        | Victoria-100% of Class A &        | |
|Titan Insurance-100%               |        | Class B                           | |
-------------------------------------        ------------------------------------- |
                                                                                   |
                                             ------------------------------------- |
                                             |    VICTORIA AUTOMOBILE INSURANCE  | |
                                             |             COMPANY               | |
                                             |Common Stock: 1,500 Shares         | |
                                             |------------                       |-|
                                             |                                   | |
                                             |                                   | |
                                             |Victoria Fire-100%                 | |
                                             ------------------------------------- |
                                                                                   |
                                             ------------------------------------- |
                                             |  VICTORIA NATIONAL INSURANCE      | |
                                             |            COMPANY                | |
                                             |                                   |-|
                                             |Common Stock: 1,000 Shares         | |
                                             |------------                       | |
                                             |                                   | |
                                             |Victoria Fire-100%                 | |
                                             ------------------------------------- |
                                                                                   |
                                             ------------------------------------- |
                                             |     VICTORIA SELECT INSURANCE     | |
                                             |            COMPANY                | |
                                             |                                   | |
                                             |Common Stock-1,000 Shares          |-|
                                             |------------                       | |
                                             |                                   | |
                                             |Victoria Fire-100%                 | |
                                             ------------------------------------- |
                                                                                   |
                                                                                   |
                                             ------------------------------------- |
                                             |   VICTORIA SPECIALTY INSURANCE    | |
                                             |            COMPANY                | |
                                             |                                   | |
                                             |Common Stock: 1,000 Shares         |-|
                                             |------------                       |
                                             |                                   |
                                             | Victoria Fire-100%                |
                                             -------------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------




_____________________________________________________________________
                            |                                       |
          -------------------------------------     -------------------------------------
          |      WHITEHALL HOLDINGS, INC      |     |       TITAN HOLDINGS SERVICE      |
          |           (WHITEHALL)             |     |            CORPORATION            |
          |Common Stock: 1,000 Shares         |     |         (Titan Holdings)          |
          |------------                       |     |Common Stock: 100,000 Shares       |
          |THI-100%                           |     |------------                       |
          -------------------------------------     |THI-100%                           |
                                                    -------------------------------------
           -------------------------------------
          |       TITAN AUTO INSURANCE OF     |
          |           ARIZONA, INC.           |
          |Common Stock: 100,000 Shares       |
          |------------                       |
          |Whitehall-100%                     |
          -------------------------------------

          -------------------------------------
          |       TITAN AUTO INSURANCE OF     |
          |          NEW MEXICO, INC.         |
          |                                   |
          |Common Stock: 1,000 Shares         |
          |------------                       |
          |                                   |
          |Whitehall-100%                     |
          -------------------------------------

          -------------------------------------
          |     TITAN AUTO INSURANCE (NV)     |
          |                                   |
          |Common Stock: 1,000 Shares         |
          |------------                       |
          |                                   |
          |Whitehall-100%                     |
          -------------------------------------

          -------------------------------------
          |      TITAN AUTO INSURANCE OF      |
          |        PENNSYLVANIA, INC.         |
          |                                   |
          |Common Stock: 10,000 Shares        |
          |------------                       |
          |                                   |
          |Whiteahall-100%                    |
          -------------------------------------

          -------------------------------------
          |    WHITEHALL INSURANCE AGENCY OF  |
          |             TEXAS, INC.           |
          |       (Whitehall Insurance)       |
          | Common Stock:       1,000 Shares  |--------------------------------
          | ------------                      |                                |
          |                                   |               -------------------------------------
          | Whitehall-100%                    |               |   TITAN INSURANCE SERVICES, INC.  |
          -------------------------------------               |          (Titan Services)         |
                                                              |                                   |
                                                            --|Common Stock: 1 Share              |
                                                            | |------------                       |
                                                            | |                                   |
          -------------------------------------             | |Whitehall Insurance-100%           |
          |   WHITEHALL OF INDIANA, INC.      |             | -------------------------------------
          |Common Stock: 10,000 Shares        |             |
          |------------                       |             | -------------------------------------
          |                                   |             | |        TITAN NATIONAL AUTO        |
          |                                   |             | |          CALL CENTER, INC.        |
          |                                   |             | |                                   |
          | Whitehall-100%                    |             | |Common Stock: 100 Shares           |
          -------------------------------------             |-|------------                       |
                                                            | |                                   |
          -------------------------------------             | |                                   |
          |       WI OF FLORIDA, INC.         |             | |                                   |
          |Common Stock: 100 Shares           |             | |Titan Services-100%*               |
          |------------                       |             | -------------------------------------
          |                                   |             |
          |                                   |             | -------------------------------------
          |                                   |             | |   QUICK SURE AUTO AGENCY, INC.    |
          |                                   |             | |                                   |
          |                                   |             | |Common Stock: 1,050 Shares         |
          | WHITEHALL-100%                    |             | |------------                       |
          -------------------------------------             |-|                                   |
          -------------------------------------               |                                   |
          |   TITAN AUTO INSURANCE, INC.      |               |Titan Services-100%*               |
          |Common Stock: 1,000 Shares         |               -------------------------------------
          |------------                       |           [*Titan National Auto Call Center, Inc. and Quick Sure Agency, Inc. are
          |Whitehall-100%                     |           owned of record by Tom Ramsbacher, with an option held by Titan Services.]
          -------------------------------------

          -------------------------------------
          |        WHI OF NEW YORK, INC.      |
          |Common Stock: 100 Shares           |
          |------------                       |
          |                                   |
          |Whitehall-100%                     |
          -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            August 1, 2003

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2003 was 17 and 16, respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       PRINCIPAL UNDERWRITER

          (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide Variable Account-13, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

          (b)  NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

               Joseph J. Gasper, Director and Chairman of the Board
               Richard A. Karas, Director and Vice Chairman
               Duane C. Meek, President
               William G. Goslee, Senior Vice President
               Mark R. Thresher, Director, Senior Vice President and Treasurer Kevin S. Crossett, Vice President
               Trey Rouse, Vice President
               Peter R. Salvator, Vice President
               Barbara J. Shane, Vice President-Compliance Officer
               Karen R. Tackett, Vice President
               Alan A. Todryk, Vice President-Taxation
               Carol L. Dove, Associate Vice President-Treasury Services and
                  Assistant Treasurer
               Glenn W. Soden, Associate Vice President and Secretary
               Thomas E. Barnes, Associate Vice President and Assistant
                  Secretary
               John F. Delaloye, Assistant Secretary
               Dina A. Tantra, Assistant Secretary
               Mark D. Maxwell, Assistant Secretary
               E. Gary Berndt, Assistant Treasurer
               Terry C. Smetzer, Assistant Treasurer

               The business address of the Directors and Officers of Nationwide Investment Services Corporation is:

               One Nationwide Plaza
               Columbus, Ohio 43215

 (c)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-9:


We consent to the use of our reports for Nationwide Variable Account-9 dated February 20, 2003 and for Nationwide Life Insurance Company and subsidiaries dated January 30, 2003, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-79327). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.






KPMG LLP
Columbus, Ohio
April 23, 2003

                                                             SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 10 and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Columbus, and State of Ohio on this 11th day of December, 2003.

                          NATIONWIDE VARIABLE ACCOUNT-9
          ---------------------------------------------------------------
                                (Registrant)

                         NATIONWIDE LIFE INSURANCE COMPANY
          ---------------------------------------------------------------
                                 (Depositor)

                              By/s/ JAMIE RUFF CASTO
          ---------------------------------------------------------------
                                Jamie Ruff Casto, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 11th day of December, 2003.



               SIGNATURE                                    TITLE

W. G. JURGENSEN                            Director and Chief Executive Officer
-----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
-----------------------------------------
Joseph J. Gasper                                   Chief Operating Officer

JOSEPH A. ALUTTO                                          Director
-----------------------------------------
Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                  Director
-----------------------------------------
James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                         Director
-----------------------------------------
Henry S. Holloway

LYDIA M. MARSHALL                                         Director
-----------------------------------------
Lydia M. Marshall

DONALD L. MCWHORTER                                       Director
-----------------------------------------
Donald L. McWhorter

DAVID O. MILLER                                           Director
-----------------------------------------
David O. Miller


MARTHA MILLER DE LOMBERA                                  Director

-----------------------------------------

Martha Miller de Lombera


JAMES F. PATTERSON                                        Director
-----------------------------------------
James F. Patterson

GERALD D. PROTHRO                                         Director
-----------------------------------------
Gerald D. Prothro

ARDEN L. SHISLER                                          Director
-----------------------------------------
Arden L. Shisler

ALEX SHUMATE                                              Director
-----------------------------------------
Alex Shumate

                                                                                                 By /s/ JAMIE RUFF CASTO
                                                                                     -----------------------------------------------
                                                                                                    Jamie Ruff Casto
                                                                                                    Attorney-in-Fact